UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2011 through August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2011 (Unaudited)

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into

U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	1

A MESSAGE FROM GARY J. MADICH, CFA

Global Chief Investment Officer for J.P. Morgan Asset Management’s Global Fixed Income Group

OCTOBER 4, 2011 (Unaudited)

Flows into bond funds remain strong, although decreased from the very high levels of the past two years. Investors still seem to be drawn to the perception of bonds’ relative safety versus other investments and continue to allocate assets to fixed income securities given the uncertainty prevalent in today’s marketplace. While we believe that bonds play an essential role in any well-diversified portfolio, we would like to take this opportunity to remind you about the risks associated with bond funds and the importance of diversification.

Bond prices generally decrease as interest rates rise and increase as interest rates fall. Currently, interest rates are at very low levels and most fixed income portfolios would be negatively impacted in an environment where interest rates may increase, as the fixed income securities held in the portfolios would likely decrease in value. This is a broad risk that applies to most portfolios of bonds across the spectrum of the fixed income market. Bond portfolios comprised mostly of municipal bonds share this risk and also carry other risks specific to the nature of their asset class.

The ability of states and municipalities to repay their debt could be hindered by unfavorable local economic or political events. Acknowledging the challenges facing many states and municipalities, our municipal and tax free funds have maintained their bias towards bonds with high credit quality and sectors that have historically demonstrated lower volatility. However, it is important to note that, given their inherent geographic concentration, state-specific municipal bond funds may experience a disproportionately negative impact as a result of unfavorable economic or political developments in the state or region where the funds are primarily invested.

While we certainly believe that municipal bond funds are a valuable tool for many investors, the risks associated with these funds serve as a reminder about the importance of a well-diversified portfolio. As an investor, the best way to guard against any type of risk is to proactively build a well-diversified portfolio, a portfolio that is able to withstand and benefit from a variety of future outcomes.

On behalf of the Funds’ fixed income portfolio management team,

Gary J. Madich, CFA

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Uncertainty surrounding global economic growth dampened investors’ appetite for risk early in the reporting period. This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors. Despite the credit downgrade, investors still sought safety in U.S. Treasury securities, helping trigger a sharp downturn in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities during the reporting period.

Interest rates in the tax-free fixed income market also declined (generally, prices for fixed income securities increase when their interest rates decline), reaching low levels during the reporting period. The volume of new debt issuances by states and municipalities decreased in comparison to prior reporting periods and helped support a positive technical environment for tax-free bonds. Lower quality tax-free fixed income securities outperformed higher quality securities as investors reached for yield given the low level of interest rates. Much of the headline risk related to the challenging fiscal conditions facing many state and local municipalities dissipated, helping states such as California, Illinois and New Jersey outperform during the reporting period.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan Arizona Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.08%
Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index	5.24%

Net Assets as of 8/31/2011 (In Thousands)	$112,322
Duration as of 8/31/2011	5.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Arizona Municipal Bond Fund (the “Fund”) seeks current income exempt from federal income tax and Arizona personal income tax, consistent with the preservation of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s overweight of the AAA-rated segment detracted from its relative performance versus the Barclays Capital Competitive Intermediate Municipal (1-17 Year) Maturities Index (the “Benchmark”), as this was the weakest performing credit quality segment during the six months ended August 31, 2011. However, the AAA-rated securities held by the Fund outperformed those held in the Benchmark, which contributed to the Fund’s absolute return and helped offset the drag on relative performance from the Fund’s overweight position in the AAA-rated segment. The Fund’s AA-rated securities were also among the largest contributors to the Fund’s absolute return and relative performance during the reporting period.

Among revenue bond sectors, the Fund’s overweight in the electric sector and security selection and overweight in the water and sewer sector contributed to relative performance. The Fund’s security selection in the hospital and education sectors detracted from relative performance.

The Fund’s duration was shorter than the Benchmark and detracted from relative performance as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

From a credit quality perspective, the Fund had an overweight position versus the Benchmark in AAA-rated securities. Given their relatively low yield, the Fund was underweight versus the Benchmark in pre-refunded bonds (bonds that are secured with U.S. government securities). The Fund was overweight the 6-to-8 year portion of the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds) and underweight the 12-to-17 year segment of the yield curve. Among revenue bond sectors, the Fund favored essential service bonds and was overweight the electric and water and sewer sectors.

CREDIT QUALITY ALLOCATIONS***
AAA	37.0%
AA	43.6
A	12.3
BAA	7.1

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies — S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		4.90%	2.14%	4.32%	3.91%
With Sales Charge**		1.00	(1.68)	3.53	3.52
CLASS B SHARES	1/20/97
Without CDSC		4.54	1.50	3.67	3.38
With CDSC***		(0.46)	(3.50)	3.32	3.38
CLASS C SHARES	2/19/05
Without CDSC		4.55	1.50	3.66	3.24
With CDSC****		3.55	0.50	3.66	3.24
SELECT CLASS SHARES	1/20/97	5.08	2.36	4.59	4.17

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to their inception are based on the performance of Class B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Arizona Municipal Bond Fund, the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index represents the performance of municipal bonds with matur-

ities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Michigan Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.29%
Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index	5.24%

Net Assets as of 8/31/2011 (In Thousands)	$104,287
Duration as of 8/31/2011	5.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Michigan Municipal Bond Fund (the “Fund”) seeks current income exempt from federal income tax and Michigan personal income tax, consistent with the preservation of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s underweight in the AAA-rated segment contributed to its relative performance versus the Barclays Capital Competitive Intermediate Municipal (1-17 Year) Maturities Index (the “Benchmark”), as this was the weakest performing credit quality segment during the six months ended August 31, 2011. In addition, the AAA-rated securities held by the Fund outperformed those held in the Benchmark, which contributed to the Fund’s absolute return and relative performance.

The Fund’s duration was shorter than the Benchmark and detracted from relative performance as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

Among revenue bond sectors, the Fund’s overweight in the hospital and water and sewer sectors and security selection in the electric sector contributed to relative performance. The Fund’s security selection and underweight in the education sector and security selection in the leasing sector detracted from the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund was slightly overweight versus the Benchmark in pre-refunded bonds (bonds that are secured with U.S. govern-

ment securities). The Fund was overweight the 4-to-12 year portion of the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds) and underweight the 12-to-17 year segment of the yield curve. Among revenue bond sectors, the Fund favored essential service bonds and was overweight the water and sewer sector.

CREDIT QUALITY ALLOCATIONS***
AAA	21.0%
AA	48.4
A	21.9
BAA	8.7

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies — S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/1/93
Without Sales Charge		5.23%	2.29%	4.15%	3.87%
With Sales Charge**		1.29	(1.55)	3.36	3.48
CLASS B SHARES	9/23/96
Without CDSC		4.79	1.59	3.51	3.36
With CDSC***		(0.21)	(3.41)	3.16	3.36
CLASS C SHARES	2/19/05
Without CDSC		4.80	1.58	3.50	3.23
With CDSC****		3.80	0.58	3.50	3.23
SELECT CLASS SHARES	2/1/93	5.29	2.46	4.40	4.13

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to their inception are based on the performance of Class B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Michigan Municipal Bond Fund, the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Competitive Intermediate Municipal (1–17 Year)

Maturities Index represents the performance of municipal bonds with matur-

ities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.44%
Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index	5.24%

Net Assets as of 8/31/2011 (In Thousands)	$824,441
Duration as of 8/31/2011	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2011, the Fund’s duration was shorter than the Barclays Capital Competitive Intermediate Municipal (1-17 Year) Maturities Index. This detracted from the Fund’s relative performance as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s investments in the housing sector, where the Fund had its largest overweight, had shorter duration and detracted from relative performance. The Fund’s underweight of lower yielding pre-refunded bonds (bonds that are secured with U.S. government securities) contributed to relative performance.

Meanwhile, the Fund used investments in money market funds to maintain liquidity in an effort to manage Fund flows. This was a net detractor from relative performance given the low yields available for money market funds during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to emphasize higher yielding sectors, particularly the housing sector, and was underweight lower-

yielding bonds, such as pre-refunded bonds. The majority of the Fund’s assets were invested in high credit quality securities and the Fund was overweight the AAA-rated segment of the market during the reporting period.

CREDIT QUALITY ALLOCATIONS***
AAA	23.7%
AA	51.1
A	13.6
BAA	9.9
BA & NR	1.7

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies — S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/23/93
Without Sales Charge		4.29%	1.97%	4.09%	3.80%
With Sales Charge**		0.42	(1.87)	3.30	3.40
CLASS B SHARES	1/14/94
Without CDSC		4.13	1.40	3.53	3.28
With CDSC***		(0.87)	(3.60)	3.18	3.28
CLASS C SHARES	11/4/97
Without CDSC		4.03	1.31	3.49	3.17
With CDSC****		3.03	0.31	3.49	3.17
SELECT CLASS SHARES	2/9/93	4.44	2.12	4.35	4.05

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Municipal Income Fund, the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan Ohio Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.85%
Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index	5.24%

Net Assets as of 8/31/2011 (In Thousands)	$234,099
Duration as of 8/31/2011	5.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Ohio Municipal Bond Fund (the “Fund”) seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Duration drove the Fund’s underperformance versus the Barclays Capital Competitive Intermediate Municipal (1-17 Year) Maturities Index (the “Benchmark”) during the six months ended August 31, 2011. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was shorter than the Benchmark and detracted from its relative performance as interest rates declined during the reporting period.

Among sectors, the Fund’s investments in the electric and hospital sectors had shorter duration and underperformed, detracting from the Fund’s relative performance. The Fund’s investments in the education and local general obligation bond sectors had longer duration and outperformed, contributing to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from highly rated, large state and local municipalities. The

Fund began and finished the reporting period with slightly shorter duration than the Benchmark. Among revenue bond sectors, the Fund’s largest overweight versus the Benchmark was in the leasing sector.

CREDIT QUALITY ALLOCATIONS***
AAA	24.7%
AA	57.5
A	12.4
BAA	5.4

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies — S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		4.59%	1.68%	4.33%	3.92%
With Sales Charge**		0.64	(2.17)	3.54	3.53
CLASS B SHARES	1/14/94
Without CDSC		4.41	1.12	3.70	3.39
With CDSC***		(0.59)	(3.88)	3.36	3.39
CLASS C SHARES	2/19/05
Without CDSC		4.35	1.06	3.69	3.27
With CDSC****		3.35	0.06	3.69	3.27
SELECT CLASS SHARES	7/2/91	4.85	1.95	4.60	4.18

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception are based on the performance of Class B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Ohio Municipal Bond Fund, the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index represents the performance of municipal bonds with matur-

ities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.41%
Barclays Capital 1–5 Year Municipal Blend Index	3.24%

Net Assets as of 8/31/2011 (In Thousands)	$1,120,888
Duration as of 8/31/2011	2.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (“the Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s preference for high-quality securities detracted from its relative performance versus the Barclays Capital 1–5 Year Municipal Blend Index (the “Benchmark”) during the six months ended August 31, 2011. The Fund was overweight the AAA-rated and AA-rated segments, which underperformed, and underweight the A-rated and BBB-rated segments. A-rated and BBB-rated securities outperformed during the reporting period, supported by investors’ search for yield in the low interest rate environment. The Fund’s underweight of state-issued general obligation bonds also detracted from relative performance during the reporting period.

Among revenue bond sectors, the Fund’s security selection in the electric and transportation sectors detracted from relative performance, while the Fund’s overweight of the water and sewer and special tax sectors contributed to relative performance. The Fund’s security selection and underweight in Puerto Rico detracted from relative performance, as did the Fund’s security selection in California. The Fund’s security selection in Texas and overweight in New Jersey- and Illinois-issued debt contributed to relative performance.

The Fund’s duration was slightly longer than the Benchmark, which contributed to its relative performance during the reporting period as interest rates decreased. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk, while maintaining the Fund’s bias toward higher quality issuances. The Fund invested primarily in high-quality general obligation bonds, pre-refunded bonds (bonds that are secured with U.S. government securities) and essential-service revenue bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	42.4%
AA	47.3
A	8.9
BAA	1.3
BA & NR	0.1

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies — S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/4/98
Without Sales Charge		2.26%	1.00%	3.07%	2.78%
With Sales Charge**		(0.04)	(1.23)	2.61	2.55
CLASS B SHARES	5/4/98
Without CDSC		2.07	0.58	2.57	2.49
With CDSC***		(0.93)	(2.42)	2.57	2.49
CLASS C SHARES	11/1/01	2.00	0.51	2.56	2.29
INSTITUTIONAL CLASS SHARES	6/19/09	2.61	1.53	3.47	3.12
SELECT CLASS SHARES	5/4/98	2.41	1.19	3.34	3.05

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes 3% CDSC (contingent deferred sales charge) for the one year period, 0% CDSC for the five year period and thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares. Returns for Class C Shares have been adjusted to reflect the differences in expenses and sales charges between classes. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, the Barclays Capital 1–5 Year Municipal Blend Index and the Lipper Short-Intermediate Municipal Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–5 Year Municipal Blend Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital 1–5 Year Municipal Blend Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. The Lipper Short-Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B shares automatically convert to Class A shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	4.77%
Barclays Capital Municipal Bond Index	6.39%

Net Assets as of 8/31/2011 (In Thousands)	$430,229
Duration as of 8/31/2011	6.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2011, the Fund’s duration was shorter than the Barclays Capital Municipal Bond Index (the “Benchmark”). This detracted from the Fund’s relative performance as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s underweight of local general obligation bonds also detracted from relative performance, as this segment performed strongly during the reporting period.

Among revenue bond sectors, the Fund’s security selection in the IDR/PCR (industrial development revenue/pollution control revenue) sector detracted from relative performance, as many of the Fund’s investments in this sector had short duration. Meanwhile, the Fund’s investments in the hospital sector contributed strongly to the Fund’s absolute return but detracted from relative performance as the Fund’s holdings underperformed.

The Fund’s overweight of California, New York and Illinois contributed to relative performance as much of the headline risk related to the challenging fiscal conditions facing these states dissipated during the reporting period. The Fund’s overweight versus the Benchmark of the BBB-rated segment also contributed to relative performance as this was the best performing credit-quality segment.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund continued to employ a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. The Fund maintained its quality bias, as the Fund’s portfolio managers preferred higher-quality issuances. For liquidity and to enhance the Fund’s overall credit quality, the Fund maintained its overweight versus the Benchmark in pre-refunded bonds (bonds that are secured with U.S. government securities).

CREDIT QUALITY ALLOCATIONS***
AAA	16.1%
AA	54.8
A	21.1
BAA	8.0

J.P. Morgan Investment Management (“JPMIM”) receives credit quality ratings on underlying securities of the portfolio from the three major ratings agencies — S&P, Moody’s and Fitch. When calculating the credit quality breakdown, JPMIM selects the middle rating of the agencies when all three agencies rate a security. JPMIM will use the lower of the two ratings if only two agencies rate a security and JPMIM will use one rating if that is all that is provided. Securities that are not rated by all three agencies are reflected as such.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/1/88
Without Sales Charge		4.77%	1.43%	3.82%	3.98%
With Sales Charge**		0.84	(2.40)	3.02	3.58
CLASS B SHARES	4/4/95
Without CDSC		4.41	0.72	3.09	3.42
With CDSC***		(0.59)	(4.28)	2.74	3.42
CLASS C SHARES	7/1/08
Without CDSC		4.35	0.73	3.09	2.99
With CDSC****		3.35	(0.27)	3.09	2.99
SELECT CLASS SHARES	2/1/95	4.80	1.62	3.98	4.18

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund, the Barclays Capital Municipal Bond Index and the Lipper General Municipal Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and includes a sales charge. The performance of the Barclays Capital Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper General Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Lipper General Municipal Debt Funds Index represents the total returns of the 30 largest mutual funds in the indicated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 98.2%
	Arizona — 90.4%
	Certificate of Participation/Lease — 11.4%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/23	1,060
1,500	Series A, COP, NATL-RE, 5.000%, 09/01/12	1,561
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,270
1,000	COP, NATL-RE, 5.000%, 07/01/18	1,123
1,570	Scottsdale Municipal Property Corp., Rev., COP, 5.000%, 07/01/26	1,871
2,000	State of Arizona, Department of Administration, Series A, COP, AGM, 5.250%, 10/01/23	2,205
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,467
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,058
145	University of Arizona, Unrefunded Balance, Series A, COP, AMBAC, 5.500%, 06/01/17	150

		12,765

	Education — 7.9%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,882
2,000	Arizona State University, Rev., AGM, 5.250%, 07/01/15	2,097
1,520	City of Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,648
1,905	Navajo County, Unified School District No. 20-Whiteriver, Project of 2005, Series A, Rev., NATL-RE, 5.000%, 07/01/18	2,234

		8,861

	General Obligation — 12.8%
1,090	City of Mesa, GO, NATL-RE, FGIC, 5.375%, 07/01/14	1,231
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,773
1,000	Maricopa County, High School District No. 210-Phoenix, GO, AGM, 5.250%, 07/01/19	1,191
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,410
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, NATL-RE, FGIC, 4.750%, 07/01/14	1,033
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	1,117

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
1,560	Pima County, Unified School District No. 12-Sunnyside, GO, AGM, 5.000%, 07/01/14	1,744
2,000	Town of Gilbert, GO, NATL-RE, 5.000%, 07/01/16	2,370
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,530

		14,399

	Hospital — 2.8%
1,225	Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.000%, 01/01/14	1,335
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,094
695	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., AGM, 5.125%, 12/01/13	697

		3,126

	Other Revenue — 8.2%
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.250%, 10/01/17	3,009
2,500	Arizona Water Infrastructure Finance Authority, Series A, Rev., 5.000%, 10/01/17	3,024
1,000	Greater Arizona Development Authority, Series A, Rev., NATL-RE, 5.000%, 08/01/22	1,046
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/27	2,097

		9,176

	Prerefunded — 6.5%
1,000	Arizona School Facilities Board, Series A, COP, NATL-RE, 5.250%, 03/01/13 (p)	1,073
6,450	Maricopa County IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/31/14 (p)	6,254

		7,327

	Special Tax — 12.1%
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/12	2,480
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,328
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,408
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.000%, 07/01/14	2,808
3,000	Rev., 5.000%, 07/01/17	3,581

		13,605

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — 8.2%
	Arizona Transportation Board,
2,000	Series A, Rev., 5.000%, 07/01/24	2,230
2,000	Series A, Rev., 5.250%, 07/01/17	2,117
3,000	Series B, Rev., 5.250%, 07/01/18	3,114
1,670	Tucson Airport Authority, Inc., Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,803

		9,264

	Utility — 6.7%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,540
3,600	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/23	4,041

		7,581

	Water & Sewer — 13.8%
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,204
2,025	Series A, Rev., 5.000%, 10/01/24	2,272
2,020	Series A, Rev., 5.000%, 10/01/29	2,209
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,810
1,875	Rev., 5.250%, 07/01/23	2,379
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,248
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/20	2,382

		15,504

	Total Arizona	101,608

	Illinois — 1.0%
	Other Revenue — 1.0%
1,000	Railsplitter Tobacco Settlement Authority, Rev., 5.000%, 06/01/16	1,126

	Minnesota — 1.0%
	Other Revenue — 1.0%
1,000	City of Rochester, Health Care Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,104

	Pennsylvania — 1.0%
	Hospital — 1.0%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	1,114

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Carolina — 1.0%
	Utility — 1.0%
1,000	South Carolina State Public Service Authority, Santee Cooper, Series A, Rev., 5.375%, 01/01/28	1,114

	Texas — 2.8%
	General Obligation — 1.8%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/20	1,987

	Transportation — 1.0%
1,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	1,123

	Total Texas	3,110

	Washington — 1.0%
	Other Revenue — 1.0%
1,000	Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.000%, 10/01/20	1,157

	Total Municipal Bonds (Cost $102,740)	110,333

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
1,198	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $1,198)	1,198

	Total Investments — 99.3% (Cost $103,938)	111,531
	Other Assets in Excess of Liabilities — 0.7%	791

	NET ASSETS — 100.0%	$112,322

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 98.5%
	Arizona — 3.2%
	Other Revenue — 2.1%
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	2,186

	Utility — 1.1%
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/23	1,123

	Total Arizona	3,309

	California — 1.1%
	Water & Sewer — 1.1%
1,000	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,156

	Indiana — 1.0%
	Other Revenue — 1.0%
1,000	Indiana Finance Authority, Wastewater Systems, First Lien, Series A, Rev., 5.250%, 10/01/31	1,055

	Michigan — 88.5%
	Certificate of Participation/Lease — 3.3%
1,800	City of Detroit, Wayne County Stadium Authority, Rev., COP, NATL- RE, FGIC, 5.500%, 02/01/17	1,804
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., COP, AGC, 5.250%, 10/15/20	1,662

		3,466

	Education — 2.8%
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/19	1,809
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/19	1,065

		2,874

	General Obligation — 31.6%
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20	1,855
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,137
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,355
2,060	GO, AGM, Zero Coupon, 06/01/18	1,537
2,075	East Grand Rapids Public School District, GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,254
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,117

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
1,515	Healthsource Saginaw, Inc., GO, NATL-RE, 5.000%, 05/01/20	1,631
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.000%, 05/01/15	1,706
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,398
1,620	Jackson Public Schools, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,760
1,250	Lansing Community College, Building & Site, GO, NATL-RE, 5.000%, 05/01/19	1,328
	Lowell Area Schools, Capital Appreciation,
5,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14	4,735
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,259
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/22	1,325
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/19	2,067
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q- SBLF, 5.000%, 05/01/21	2,110
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q- SBLF, 5.000%, 05/01/21	1,635
1,450	Southfield Library Building Authority, GO, NATL-RE, 5.000%, 05/01/19	1,621
1,175	Wayne County, Downriver Sewer Disposal, Series B, GO, NATL-RE, 5.125%, 11/01/18	1,183

		33,013

	Hospital — 6.6%
	Chelsea Economic Development Corp., United Methodist Retirement,
1,075	Rev., 5.400%, 11/15/18	1,076
2,000	Rev., 5.400%, 11/15/27	1,914
1,000	Michigan State Hospital Finance Authority, Ascension Health, Senior Care Group, Rev., 5.000%, 11/15/16	1,148
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,122
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,574

		6,834

	Housing — 2.4%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
655	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	676

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Housing — Continued
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,857

		2,533

	Other Revenue — 3.2%
	Lansing Michigan Board Water And Light Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,086
1,000	Series A, Rev., 5.500%, 07/01/41	1,084
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/16	1,134

		3,304

	Prerefunded — 11.0%
	Michigan State Hospital Finance Authority, Mercy Health Services,
855	Series R, Rev., AMBAC, 5.375%, 08/15/16 (p)	858
3,245	Series U, Rev., 5.625%, 08/15/16 (p)	3,259
6,875	Series W, Rev., AGM, 5.250%, 08/15/17 (p)	6,901
415	Tawas City Hospital Finance Authority, St. Joseph, Series A, Rev., RADIAN-IBCC, 5.600%, 02/15/13 (p)	430

		11,448

	Special Tax — 7.6%
	State of Michigan,
1,500	Rev., AGM, 5.250%, 11/01/17	1,790
3,130	Rev., AGM, 5.250%, 05/15/18	3,737
2,000	Rev., AGM, 5.250%, 05/15/21	2,404

		7,931

	Transportation — 1.1%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,171

	Utility — 1.4%
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,479

	Water & Sewer — 17.5%
5,000	City of Detroit, Capital Appreciation, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/13	4,756
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,268
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	1,949
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,723
1,250	Michigan Municipal Bond Authority, Drinking Water Revolving Fund, Rev., 5.000%, 10/01/18	1,399

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — Continued
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,112

		18,207

	Total Michigan	92,260

	New York — 1.5%
	Industrial Development Revenue/Pollution Control Revenue — 1.5%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,593

	Texas — 1.6%
	Water & Sewer — 1.6%
1,500	City of San Antonio, Rev., NATL-RE, 5.000%, 05/15/20	1,687

	Washington — 1.6%
	Water & Sewer — 1.6%
1,500	City of Seattle, Water Systems, Rev., NATL-RE, 5.000%, 09/01/22	1,628

	Total Municipal Bonds (Cost $96,941)	102,688

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
729	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $729)	729

	Total Investments — 99.2% (Cost $97,670)	103,417
	Other Assets in Excess of Liabilities — 0.8%	870

	NET ASSETS — 100.0%	$104,287

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 95.9%
	Alabama — 1.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,290	Fairfield Industrial Development Board, USX Corp. Project, Rev., VAR, 5.400%, 11/01/11	1,315

	Other Revenue — 1.1%
	Alabama 21st Century Authority, Tobacco Settlement,
1,790	Rev., 5.750%, 12/01/12	1,814
2,000	Rev., 5.750%, 12/01/19	2,026
2,290	Rev., 5.850%, 12/01/13	2,321
3,000	Chatom Industrial Development Board, Power South Energy, Series B, Rev., 4.000%, 08/01/15	3,242

		9,403

	Total Alabama	10,718

	Alaska — 0.6%
	Housing — 0.3%
1,985	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36	2,061

	Other Revenue — 0.3%
750	City of Valdez, BP Pipelines Project, Series B, Rev., 5.000%, 01/01/16	838
2,170	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	1,960

		2,798

	Total Alaska	4,859

	Arizona — 3.4%
	Certificate of Participation/Lease — 0.7%
2,100	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/15	2,370
2,910	Pinal County, COP, 5.250%, 12/01/19	3,068

		5,438

	Hospital — 0.5%
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.000%, 12/01/20	780
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	3,309

		4,089

	Housing — 0.2%
	Maricopa County IDA, Single Family Mortgage,
1,117	Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 07/01/39	1,138

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — Continued
205	Series 2B, Rev., GNMA/FNMA/FHLMC, 5.950%, 03/01/34	215
195	Phoenix IDA, Single Family Mortgage, Series 2002-2, Rev., AMT, GNMA/FNMA/FHLMC, 5.950%, 03/01/34	205

		1,558

	Other Revenue — 1.2%
1,250	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 4.000%, 07/01/15	1,301
4,790	Arizona Transportation Board, Regional Area Road Fund, Rev., 5.000%, 07/01/16	5,682
3,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	3,280

		10,263

	Prerefunded — 0.4%
3,595	City of Phoenix, Series B, GO, 5.000%, 07/01/14 (p)	3,730

	Water & Sewer — 0.4%
2,645	City of Scottsdale, Rev., 5.250%, 07/01/22	3,357

	Total Arizona	28,435

	Arkansas — 0.6%
	Housing — 0.1%
630	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	661

	Special Tax — 0.5%
305	City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/25	321
950	City of Rogers, Water Revenue Improvement, Capital Improvement, GO, XLCA, 4.250%, 03/01/31	1,042
3,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.250%, 07/01/23	3,062

		4,425

	Total Arkansas	5,086

	California — 4.4%
	Certificate of Participation/Lease — 0.6%
5,000	Sacramento City Financing Authority, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/21	5,263

	General Obligation — 1.4%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,062

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
3,000	Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	1,605
3,000	Mount San Antonio Community College District, GO, Zero Coupon, 05/01/15	2,787
5,000	State of California, GO, 5.000%, 10/01/15	5,778

		11,232

	Hospital — 0.5%
4,375	Kaweah Delta Health Care District, Rev., 5.000%, 08/01/22	4,431

	Housing — 0.7%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,405
	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program,
10	Series A, Rev., GNMA/FNMA, 5.000%, 12/01/11	10
1,240	Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	1,243
3,000	State of California, Veterans, GO, 4.900%, 12/01/25	3,024

		5,682

	Other Revenue — 1.0%
2,155	Bay Area Toll Authority, California Toll Sanitary Francisco Bay Area, Series F, Rev., 5.000%, 04/01/25	2,377
2,780	California Statewide Communities Development Authority, Inland Regional Center Project, Rev., 5.000%, 12/01/17	2,873
1,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	1,038
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,237

		8,525

	Water & Sewer — 0.2%
1,050	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,214

	Total California	36,347

	Colorado — 2.8%
	General Obligation — 0.6%
1,000	Adams & Arapahoe Joint School District 28J Aurora, GO, NATL-RE, 5.250%, 12/01/25	1,109
2,925	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	3,628

		4,737

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.3%
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.000%, 09/01/22	2,510

	Housing — 0.9%
985	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single Family Program, Series C-1, Rev., AMT, Zero Coupon, 11/01/29	359
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
825	Series C-3, Class I, Rev., AMT, 4.550%, 10/01/12	847
820	Series C-3, Class I, Rev., AMT, 4.650%, 10/01/13	838
	Colorado Housing & Facilities Finance Authority, Single Family Program,
65	Series B-2, Rev., NATL-RE-IBC, 6.800%, 04/01/30	66
740	Series C-2, Rev., AMT, FHA/VA MTGS, 7.050%, 04/01/31	763
1,877	Denver City & County, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	1,870
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
85	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/27	86
200	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34	205
115	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31	117
1,334	El Paso County, Single Family Mortgage, Series A, Rev., VAR, GNMA/FNMA, 5.350%, 06/01/39	1,430
695	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	709
127	IDK Partners III Trust, Pass-Through Certificates, 5.100%, 08/01/23 (f) (i)	127

		7,417

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,920	City of Aurora, McKesson Corp. Project, Series A, Rev., VAR, 5.375%, 12/01/11	1,926

	Other Revenue — 0.3%
1,750	Colorado Water Resources & Power Development Authority, Series A, Rev., 5.000%, 09/01/21	1,930

	Prerefunded — 0.0% (g)
135	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13 (p)	149

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — 0.5%
	Denver City & County, Airport,
2,410	Series D, Rev., AGM, 5.500%, 11/15/13	2,435
1,000	Series D, Rev., AGM, 5.500%, 11/15/15	1,010
675	Denver City & County, Special Facilities, Airport, Rental Car Project, Series A, Rev., NATL-RE, 6.000%, 01/01/13	677

		4,122

	Total Colorado	22,791

	Connecticut — 0.6%
	Other Revenue — 0.6%
	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program,
1,385	Series A, Rev., 5.000%, 11/15/16	1,615
1,560	Series A, Rev., 5.250%, 11/15/23	1,775
1,500	Series A, Rev., 5.250%, 11/15/24	1,683

	Total Connecticut	5,073

	Delaware — 0.5%
	Housing — 0.5%
	Delaware State Housing Authority, Single Family Mortgage,
510	Series A-1, Rev., AMBAC, 5.170%, 01/01/30	547
3,155	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/39	3,399
525	Series D-1, Rev., AMT, 4.625%, 01/01/23	528

	Total Delaware	4,474

	District of Columbia — 1.5%
	Housing — 0.1%
760	District of Columbia Housing Finance Agency, Single Family Program, Series B, Rev., AMT, 5.625%, 06/01/35	777

	Other Revenue — 0.4%
	District of Columbia, Income Tax,
1,500	Series A, Rev., 5.000%, 12/01/18	1,825
1,650	Series B, Rev., 5.250%, 12/01/29	1,846

		3,671

	Transportation — 1.0%
3,000	Metropolitan Washington Airports Authority, Series A, Rev., AMT, 5.500%, 10/01/21	3,359
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,461

		7,820

	Total District of Columbia	12,268

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — 7.7%
	Certificate of Participation/Lease — 0.8%
4,000	Collier County School Board, COP, AGM, 5.250%, 02/15/21	4,613
2,000	Miami-Dade County School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/15	2,211

		6,824

	Education — 0.6%
	Capital Projects Finance Authority,
	Capital Projects Loan Program,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 10/01/13	2,356
2,880	Series F-1, Rev., NATL-RE, 5.500%, 10/01/14	2,828

		5,184

	General Obligation — 0.2%
1,250	Florida State Board Education, Public Education Capital Outlay 2004, Series C, GO, 5.000%, 06/01/24	1,365

	Hospital — 0.1%
500	Highlands County Health Facilities Authority, Adventist Health, Series A, Rev., VAR, 5.000%, 11/15/16	560

	Housing — 1.5%
1,235	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	1,204
1,815	Escambia County, Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 4.800%, 10/01/38	1,856
1,975	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	2,160
	Hillsborough County Housing Finance Authority,
1,105	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/38	1,159
950	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	940
610	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 10/01/36	649
415	Orange County, Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA, 5.400%, 09/01/32	447
1,470	Orange County, Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	1,555

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Housing — Continued
	Pinellas County Housing Finance Authority, Multi-County Program,
1,410	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	1,480
1,065	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/36	1,099

		12,549

	Other Revenue — 1.5%
2,070	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	2,218
2,000	Florida Housing Finance Corp., Homeowner Mortgage, Series B, Rev., GNMA, 4.500%, 01/01/29	2,136
1,400	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	1,534
2,900	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	3,423
1,035	Highlands County Health Facilities Authority, Hospital, Adventist Health, Series I, Rev., 5.000%, 11/15/16	1,188
1,000	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 10/01/22	1,060
1,000	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20	1,081

		12,640

	Resource Recovery — 0.1%
1,135	Lee County, Solid Waste System, Rev., NATL-RE, 5.625%, 10/01/13	1,139

	Special Tax — 0.3%
2,900	Miami-Dade County, Sub Series A, Rev., NATL-RE, Zero Coupon, 10/01/16	2,258

	Transportation — 0.5%
3,890	Hillsborough County Aviation Authority, Tampa International Airport, Series A, Rev., NATL-RE, 5.375%, 10/01/16	4,145

	Utility — 1.3%
5,000	City of Port St. Lucie, Rev., NATL-RE, 5.250%, 09/01/24	5,746
4,640	Fort Pierce Utilities Authority, Rev., AMBAC, 5.000%, 10/01/15	4,986

		10,732

	Water & Sewer — 0.8%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	6,235

	Total Florida	63,631

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — 1.7%
	Certificate of Participation/Lease — 0.7%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,915

	General Obligation — 0.8%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,209

	Housing — 0.2%
1,850	Atlanta Urban Residential Finance Authority, Multi-Family Housing, Mortgage-Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	1,913

	Total Georgia	14,037

	Hawaii — 0.6%
	General Obligation — 0.6%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,660
2,900	Series D, GO, 5.250%, 09/01/27	3,254

	Total Hawaii	4,914

	Idaho — 0.1%
	Housing — 0.1%
600	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.550%, 07/01/20	618
	Idaho Housing & Finance Association, Single Family Mortgage,
25	Series D, Rev., FHA/VA MTGS, 6.450%, 07/01/14	25
80	Series E-2, Rev., 5.950%, 07/01/14	80
80	Series H, Rev., FHA/VA MTGS, 6.050%, 07/01/14	81

	Total Idaho	804

	Illinois — 3.4%
	General Obligation — 1.4%
	Chicago Board of Education,
3,000	Series C, GO, 5.250%, 12/01/24	3,189
2,000	Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,092
350	City of Chicago Heights, Series A, GO, NATL-RE, FGIC, 5.650%, 12/01/16 (p)	355
1,315	City of Chicago, Unrefunded Balance, Series A, GO, AGM, 5.250%, 01/01/19	1,406
3,680	State of Illinois, Series 1, GO, NATL-RE, FGIC, 6.000%, 11/01/26	4,221

		11,263

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Hospital — 0.2%
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.250%, 11/15/23	1,520

	Housing — 1.3%
	City of Aurora, Single Family Mortgage,
1,499	Series A, Rev., AMT, GNMA/FNMA/FHLMC FHA/VA GTD, 5.500%, 12/01/39	1,624
1,590	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	1,623
	City of Chicago, Single Family Mortgage,
1,045	Series B, Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 10/01/33	1,089
1,820	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/42	1,853
2,500	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	2,604
2,265	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 06/01/43	2,432
35	Peoria, Moline & Freeport, Single Family Collateral Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.600%, 04/01/27	36

		11,261

	Other Revenue — 0.5%
1,000	Illinois Finance Authority, Gas Supply, Peoples Gas Light & Coke, Rev., VAR, 2.125%, 07/01/14	1,009
	Railsplitter Tobacco Settlement Authority,
1,500	Rev., 5.000%, 06/01/19	1,620
1,500	Rev., 5.250%, 06/01/20	1,620

		4,249

	Transportation — 0.0% (g)
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/26	100

	Total Illinois	28,393

	Indiana — 2.8%
	General Obligation — 0.2%
1,375	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA/COLL, 4.500%, 06/01/28	1,505

	Hospital — 0.6%
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
805	Rev., 5.000%, 11/15/12	832
1,095	Rev., 5.000%, 11/15/15	1,185
1,000	Rev., 5.250%, 11/15/25	996
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 05/01/13	1,874

		4,887

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.5%
	Indiana Housing & Community Development Authority,
2,275	Series B-2, Rev., GNMA/FNMA, 5.000%, 07/01/36	2,302
1,295	Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/36	1,333

		3,635

	Other Revenue — 0.6%
2,000	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,309
500	Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	547
2,000	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/27	2,165

		5,021

	Transportation — 0.4%
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series F, Rev., AMBAC, 5.250%, 01/01/14	3,231

	Water & Sewer — 0.5%
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	4,419

	Total Indiana	22,698

	Iowa — 0.4%
	Housing — 0.4%
850	Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	923
2,370	Multi-Family Housing, Bond Pass-Through Certificates, Town Center Villas, Series 12, Rev., 5.800%, 11/01/15	2,372

	Total Iowa	3,295

	Kansas — 1.4%
	Housing — 1.4%
	Sedgwick & Shawnee Counties, Single Family Mortgage,
1,930	Series A, Rev., GNMA/FNMA, 5.400%, 12/01/37	1,983
815	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/28	874
440	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/37	478

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Housing — Continued
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
610	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/27	659
2,730	Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	2,787
2,050	Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	2,220
1,810	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/38	1,856
825	Series B-3, Rev., GNMA/FNMA, 5.850%, 12/01/34	873

	Total Kansas	11,730

	Louisiana — 2.6%
	Certificate of Participation/Lease — 0.1%
1,000	Louisiana State Military Department, CR, Rev., COP, 5.000%, 08/01/15	1,114

	Hospital — 0.5%
515	St. Tammany Parish Hospital Service District No. 2, Series B, GO, RADIAN, 5.250%, 03/01/12	524
400	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.700%, 11/15/18	375
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
2,000	Series A, Rev., 5.375%, 02/01/14	2,096
1,190	Series A, Rev., 5.375%, 02/01/16	1,239

		4,234

	Housing — 0.7%
	Calcasieu Parish Public Transportation Authority, Single Family Mortgage,
150	Series B, Rev., GNMA/FNMA, 5.000%, 04/01/28	153
2,115	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	2,160
483	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	533
2,085	Jefferson Parish Finance Authority, Single Family Mortgage, Series C, Rev., GNMA/FNMA, 4.500%, 12/01/24	2,114
645	Louisiana Housing Finance Agency, Single Family Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	665

		5,625

	Other Revenue — 0.5%
500	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/COLL, 4.600%, 12/01/28	550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
2,930	State of Louisiana, Gas And Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/26	3,258

		3,808

	Utility — 0.8%
	Louisiana Energy & Power Authority,
4,320	Rev., AGM, 5.750%, 01/01/12	4,399
2,290	Rev., AGM, 5.750%, 01/01/13	2,451

		6,850

	Total Louisiana	21,631

	Maryland — 2.2%
	General Obligation — 2.0%
	State of Maryland,
4,225	Series B, GO, 5.000%, 03/01/18	5,149
3,000	Series B, GO, 5.000%, 03/01/19	3,683
6,000	State of Maryland, State and Local Facilities Lien, Series 1, GO, 5.000%, 03/15/17 (p)	7,269

		16,101

	Housing — 0.2%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 09/01/24	316
725	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	760
555	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	585
100	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 12/01/34	102

		1,763

	Total Maryland	17,864

	Massachusetts — 2.4%
	Education — 0.3%
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,133
1,060	Rev., 5.000%, 10/15/17	1,138

		2,271

	General Obligation — 0.4%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,110

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Housing — 1.0%
3,725	Boston Housing Authority, Rev., AGM, 5.000%, 04/01/16	4,181
1,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	1,025
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.400%, 10/01/11	677
700	Series A, Rev., 3.600%, 10/01/12	723
725	Series A, Rev., 3.750%, 10/01/13	769
750	Series A, Rev., 3.900%, 10/01/14	817

		8,192

	Water & Sewer — 0.7%
5,000	Massachusetts State Water Pollution Abatement, MWRA Program, Rev., 5.250%, 08/01/24	6,186

	Total Massachusetts	19,759

	Michigan — 3.0%
	Education — 0.6%
4,000	University of Michigan, Series C, Rev., 5.000%, 04/01/18	4,858

	Hospital — 0.7%
2,055	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	2,090
1,000	Michigan State Hospital Finance Authority, Ascension Health, Senior Care Group, Rev., 5.000%, 11/15/16	1,148
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/22	2,533

		5,771

	Housing — 0.6%
	Michigan State Housing Development Authority,
2,625	Series A, Rev., AMT, 5.000%, 06/01/30	2,672
2,030	Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,070

		4,742

	Other Revenue — 0.4%
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,783
1,215	Wayne County Airport Authority, Detroit Metropolitan Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,322

		3,105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.7%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	5,915

	Total Michigan	24,391

	Minnesota — 3.7%
	General Obligation — 1.3%
2,910	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed, City Living, Series A-2, GO, GNMA/FNMA/FHLMC, 5.520%, 03/01/41	3,011
1,915	Minnesota Housing Finance Agency, Non Amount, Non Ace Mortgage-Backed, GO, GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	2,025
4,465	State of Minnesota, Various Purpose, Series K, GO, 5.000%, 11/01/20	5,462

		10,498

	Housing — 1.8%
4,355	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	4,671
607	Dakota County Community Development Agency, Single Family Mortgage, Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	649
3,186	Minneapolis & St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	3,433
1,505	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	1,506
	Minnesota Housing Finance Agency, Residential Housing Finance,
965	Series D, Rev., VAR, AMT, 5.500%, 01/01/38	1,007
3,605	Series L, Rev., AMT, 5.500%, 07/01/48	3,789

		15,055

	Other Revenue — 0.6%
1,000	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	1,090
750	Minnesota Housing Finance Agency, Non Amount, Non Ace Mortgage-Backed, Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	822
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,165
1,070	Rev., 5.250%, 08/01/25	1,214

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
825	Rev., 5.250%, 08/01/26	901

		5,192

	Total Minnesota	30,745

	Mississippi — 0.9%
	Housing — 0.6%
4,845	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	5,004

	Other Revenue — 0.3%
1,990	Mississippi Home Corp., Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/31	2,156

	Total Mississippi	7,160

	Missouri — 1.7%
	Housing — 1.4%
	Missouri Housing Development Commission, Home Ownership Loan Program,
1,465	Rev., AMT, GNMA, 6.000%, 03/01/36	1,515
635	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	648
3,375	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 09/01/38	3,549
935	Series E-1, Rev., FHLMC, 5.000%, 11/01/27	1,029
1,560	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	1,695
2,930	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	2,984
	Missouri Housing Development Commission, Single Family Homeowner Mortgage,
80	Series B-1, Rev., AMT, GNMA/FNMA/COLL, 6.150%, 03/01/20	81
110	Series B-1, Rev., AMT, NATL-RE- IBC, 7.450%, 09/01/31	112

		11,613

	Transportation — 0.3%
2,105	City of St. Louis, Lambert, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,263

	Total Missouri	13,876

	Montana — 0.5%
	Housing — 0.5%
	Montana Board of Housing, Single Family Mortgage,
2,610	Series A, Rev., 5.250%, 12/01/36	2,705
320	Series B, Rev., 5.500%, 12/01/37	327

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — Continued
685	Series B-2, Rev., AMT, 6.000%, 12/01/29	688

	Total Montana	3,720

	Nebraska — 0.3%
	Housing — 0.3%
	Nebraska Investment Finance Authority,
1,390	Series C, Rev., 5.500%, 03/01/36	1,420
1,005	Series C, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/31	1,030

	Total Nebraska	2,450

	Nevada — 1.8%
	Education — 0.7%
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 07/01/19	5,960

	General Obligation — 0.6%
3,500	Clark County School District, Series B, GO, AGM, 5.000%, 06/15/18	3,800
1,360	Las Vegas Convention & Visitors Authority, GO, AMBAC, 5.000%, 07/01/29	1,383

		5,183

	Housing — 0.3%
715	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., FNMA COLL, 5.450%, 10/01/15	716
1,404	Nevada Rural Housing Authority, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	1,492

		2,208

	Other Revenue — 0.2%
1,650	Las Vegas Special Improvement District No. 707, Special Assessment, Series A, AGM, 5.400%, 06/01/14	1,662

	Total Nevada	15,013

	New Hampshire — 0.9%
	Housing — 0.2%
1,530	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	1,699

	Other Revenue — 0.7%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,460
900	Rev., NATL-RE, 5.500%, 06/01/27	1,129

		5,589

	Total New Hampshire	7,288

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New Jersey — 1.7%
	General Obligation — 0.2%
1,215	Egg Harbor Township School District, GO, AGM, 5.750%, 07/15/24	1,557

	Other Revenue — 1.2%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.000%, 01/01/15	2,450
1,300	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/16	1,425
	Tobacco Settlement Financing Corp.,
2,500	Series 1A, Rev., 5.000%, 06/01/14	2,635
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,217
2,550	Series 1A, Rev., 5.000%, 06/01/19	2,535

		10,262

	Transportation — 0.3%
2,000	New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.500%, 12/15/21	2,335

	Total New Jersey	14,154

	New Mexico — 1.1%
	General Obligation — 0.2%
1,000	New Mexico Finance Authority, State Transportation, Senior Lien, GO, 5.000%, 06/15/17	1,205

	Housing — 0.9%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
2,225	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	2,259
705	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	740
2,310	Series C-2, Rev., AMT, FNMA/GNMA, 4.700%, 09/01/33	2,358
1,985	Series D-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	2,148

		7,505

	Total New Mexico	8,710

	New York — 5.5%
	Certificate of Participation/Lease — 2.1%
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., COP, AMBAC, 5.500%, 05/15/20	5,975
2,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	3,154

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — Continued
5,900	New York State Dormitory Authority, Personal State Income Tax, Series C, Rev., COP, 5.000%, 03/15/26	6,471
1,675	Tobacco Settlement Financing Corp., Asset-Backed Securities, Series B-1, Rev., COP, XLCA-ICR, 4.000%, 06/01/12	1,719

		17,319

	Education — 1.1%
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.000%, 12/01/23	2,102
	New York State Dormitory Authority,
5,000	Series A, Rev., 5.000%, 03/15/21	5,713
1,295	Series B, Rev., VAR, 5.250%, 05/15/12	1,338

		9,153

	General Obligation — 0.7%
	New York City,
1,700	Series D, GO, 5.000%, 11/01/22	1,866
4,000	Series G, GO, 5.250%, 08/01/15	4,434

		6,300

	Housing — 0.3%
2,000	New York State Mortgage Agency, Rev., 5.000%, 04/01/28	2,188

	Resource Recovery — 0.3%
2,140	Islip Resource Recovery Agency, 1985 Facility, Series F, Rev., AGM, 5.000%, 07/01/13	2,286

	Special Tax — 0.3%
2,000	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/24	2,301

	Transportation — 0.7%
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.250%, 11/15/14	1,129
3,145	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., 5.250%, 11/15/24	3,551
1,365	Monroe County, Airport Authority, Greater Rochester International, Rev., NATL-RE, 5.250%, 01/01/12	1,380

		6,060

	Total New York	45,607

	North Carolina — 2.9%
	Education — 0.7%
3,300	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	3,855

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Education — Continued
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,574

		5,429

	General Obligation — 0.3%
2,000	Asheville North Carolina Water System, GO, AGM, 5.000%, 08/01/19	2,282

	Housing — 0.7%
440	Asheville Housing Authority, Multi- Family, Battery Park Apartment, Series A, Rev., GNMA, 3.900%, 08/20/15	473
2,740	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	2,795
	North Carolina Housing Finance Agency, Home Ownership,
1,185	Series 23-A, Rev., VAR, AMT, 5.000%, 07/01/36	1,204
1,290	Series 26-A, Rev., VAR, AMT, 5.500%, 01/01/38	1,318

		5,790

	Other Revenue — 0.7%
1,000	North Carolina Capital Facilities Finance Agency, Waste Management of Carolinas Project, Rev., VAR, 3.375%, 08/01/14	1,043
3,000	State of North Carolina, State Capital Improvement Ltd., Series A, Rev., 5.000%, 05/01/17	3,589
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,412

		6,044

	Water & Sewer — 0.5%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,996

	Total North Carolina	23,541

	North Dakota — 1.0%
	General Obligation — 0.2%
1,450	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F, GO, 4.500%, 01/01/35	1,534

	Housing — 0.3%
1,935	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	2,108

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,000	McLean County, Solid Waste Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.3%
1,980	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D, Rev., 4.500%, 01/01/29	2,141

	Total North Dakota	7,833

	Ohio — 3.3%
	General Obligation — 0.9%
1,000	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,206
5,000	State of Ohio, Infrastructure Improvement, Series A, GO, 5.500%, 02/01/20	6,240

		7,446

	Housing — 0.3%
400	Cuyahoga County, Multi-Family Housing, Carter Manor, Rev., GNMA, 4.000%, 09/20/14	412
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
75	Series B, Rev., AMT, GNMA COLL, 4.650%, 09/01/20	76
150	Series C, Rev., GNMA COLL, 4.625%, 09/01/31	153
	Summit County Port Authority, Eastland Woods Project,
310	Series A, Rev., FHA, GNMA COLL, 4.000%, 12/20/14	316
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 12/20/19	590
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 12/20/26	1,029

		2,576

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,160	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	1,135
385	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/16	387
370	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Tax Allocation, Series B, 4.500%, 05/15/30	282

		1,804

	Other Revenue — 1.1%
1,300	American Municipal Power, Inc., Prairie Street Energy Campus Project Series A, Rev., 5.250%, 02/15/21	1,473
1,000	City of Columbus, Sewer Revenue System, Series A, Rev., 5.000%, 06/01/23	1,125

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
3,000	Franklin County, Facilities, Ohio Health Corp., Series D, Rev., VAR, 4.000%, 08/01/16	3,258
100	Ohio Housing Finance Agency, Series 1, Rev., 5.000%, 11/01/28	111
2,430	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/16	2,806

		8,773

	Prerefunded — 0.1%
520	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Series C, Rev., 5.350%, 11/15/12 (p)	534

	Water & Sewer — 0.7%
5,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/17	6,067

	Total Ohio	27,200

	Oklahoma — 0.8%
	General Obligation — 0.2%
1,700	Oklahoma Housing Finance Agency, Single Homeownership Loan Program, Series A, GO, GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,853

	Housing — 0.6%
465	Canadian County, Home Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA COLL, 6.700%, 09/01/32	473
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
2,990	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	3,129
1,052	Series A-2, Rev., GNMA, 5.700%, 04/01/36	1,095

		4,697

	Total Oklahoma	6,550

	Oregon — 1.0%
	General Obligation — 0.3%
1,840	Jackson County School District No. 549C, GO, School Board Guaranty, 5.250%, 06/15/16	2,219

	Housing — 0.3%
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of The West, 5.100%, 11/01/17	2,634

	Other Revenue — 0.4%
3,495	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	3,759

	Total Oregon	8,612

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Territories — 0.4%
	Housing — 0.4%
1,985	Multi-Family Housing, Bond Pass-Through Certificates, Series 7, Rev., VAR, 5.850%, 11/01/21	1,903
1,215	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,141

	Total Other Territories	3,044

	Pennsylvania — 3.8%
	Education — 0.8%
2,000	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	2,047
4,000	University of Pittsburgh, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,562

		6,609

	General Obligation — 0.6%
	City of Philadelphia,
3,000	Series A, GO, AGM, 5.000%, 08/01/14	3,285
1,700	Series A, GO, XLCA, 5.000%, 02/15/12	1,731

		5,016

	Hospital — 0.3%
2,500	Pennsylvania Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., NATL-RE, 5.700%, 11/15/11 (f) (i)	2,498

	Housing — 0.1%
965	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.750%, 05/01/37	984
100	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.700%, 07/01/13	101
80	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.700%, 07/01/13	81
85	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., 4.700%, 07/01/13	86

		1,252

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
3,000	Bucks County IDA, Wastewater Management, Inc. Project, Rev., VAR, 2.875%, 02/01/13	3,051
1,500	Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Series A, Rev., VAR, 3.700%, 05/01/15	1,569

		4,620

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 0.9%
3,000	Allegheny County Airport Authority, Series 2B, Rev., VAR, FGIC, 5.000%, 01/01/18	3,158
1,235	Allegheny County Redevelopment Authority, Waterfront Project, Tax Allocation, Series A, 5.000%, 12/15/11	1,246
3,000	Pennsylvania Economic Development Financing Authority, People Energy Supply, Series A, Rev., VAR, 3.000%, 09/01/15	3,072

		7,476

	Resource Recovery — 0.5%
3,925	Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	3,956

	Total Pennsylvania	31,427

	South Carolina — 3.1%
	Certificate of Participation/Lease — 0.8%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., COP, 5.250%, 12/01/22	3,849
2,560	City of Columbia, Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/20	2,705

		6,554

	General Obligation — 0.8%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	6,759

	Hospital — 0.7%
1,090	Lexington County, Health Services District, Rev., 6.000%, 05/01/14	1,213
4,125	Medical University Hospital Authority, FHA Insured Mortgage, Series A, Rev., NATL-RE, FHA, 5.250%, 02/15/23	4,430

		5,643

	Other Revenue — 0.1%
1,195	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,315

	Utility — 0.7%
5,000	South Carolina State Public Service Authority, Series A, Rev., NATL-RE, FGIC, 5.250%, 01/01/21	5,581

	Total South Carolina	25,852

	South Dakota — 0.4%
	Housing — 0.3%
2,195	South Dakota Housing Development Authority, Home Ownership Mortgage, Series E, Rev., 6.000%, 11/01/38	2,384

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.1%
1,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., 5.000%, 09/01/17	1,124

	Total South Dakota	3,508

	Tennessee — 3.3%
	General Obligation — 0.6%
4,665	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, GO, 3.750%, 01/01/25	4,676

	Housing — 1.1%
2,000	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 5.000%, 10/01/17	2,146
	Tennessee Housing Development Agency,
2,500	Series A-1, Rev., 5.000%, 01/01/27	2,738
2,610	Series A-2, Rev., 4.200%, 07/01/25	2,654
1,415	Tennessee Housing Development Agency, Home Ownership Program, Series 2007-1, Rev., AMT, 5.500%, 01/01/38	1,487

		9,025

	Other Revenue — 0.2%
1,410	Memphis-Shelby County Airport Authority, Series A-1, Rev., AMT, 5.750%, 07/01/20	1,623

	Transportation — 0.1%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,083

	Utility — 0.6%
5,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.250%, 09/01/21	4,962

	Water & Sewer — 0.7%
5,000	Metropolitan Government Nashville & Davidson County, Series A, Rev., AGM, 5.250%, 01/01/21	6,138

	Total Tennessee	27,507

	Texas — 8.8%
	General Obligation — 2.9%
1,150	Conroe Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/19	1,376
4,685	El Paso County Hospital District, Certicates Obligation, GO, AMBAC, 5.000%, 08/15/21	5,067
4,000	Fort Bend County, GO, 5.250%, 03/01/28	4,397
2,335	Keller Independent School District, School Building, GO, 5.250%, 02/15/26	2,588

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
	Little Elm Independent School District, Unrefunded Balance,
5	GO, PSF-GTD, Zero Coupon, 08/15/30	2
5	GO, PSF-GTD, Zero Coupon, 08/15/31	1
5	GO, PSF-GTD, Zero Coupon, 08/15/32	1
1,800	Northside Independent School District, School Building, Series C, GO, VAR, PSF-GTD, 4.100%, 05/31/12	1,846
2,000	Port of Houston Authority, Series D-1, GO, 5.000%, 10/01/24	2,310
1,150	State of Texas, Series B1 & B2, GO, VAR, 11.494%, 09/30/11	1,159
1,895	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	2,224
2,500	Wichita Falls Independent School District, School Building, GO, PSF- GTD, 5.000%, 02/01/25	2,782

		23,753

	Hospital — 0.0% (g)
100	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	102

	Housing — 1.4%
215	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev., 4.250%, 11/01/12	219
1,515	Multi-Family Housing, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.850%, 05/01/16	1,516
2,170	Nortex Single Family Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 07/01/38	2,338
750	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.400%, 03/01/28	770
1,603	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/39	1,720
3,886	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., VAR, GNMA/FNMA/FHLMC, 5.350%, 09/01/39	4,073
575	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., GNMA/FNMA/COLL, 6.200%, 03/01/32	589

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — Continued
618	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	662

		11,887

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
	Harris County Industrial Development Corp., Deer Park Refining Project,
900	Rev., 4.700%, 05/01/18	980
2,000	Rev., 5.000%, 02/01/23	2,129

		3,109

	Other Revenue — 0.8%
1,980	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	2,196
4,175	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/26	4,613

		6,809

	Prerefunded — 0.2%
	Little Elm Independent School District, Capital Appreciation,
1,925	GO, PSF-GTD, Zero Coupon, 08/15/12 (p)	629
1,625	GO, PSF-GTD, Zero Coupon, 08/15/12 (p)	500
1,925	GO, PSF-GTD, Zero Coupon, 08/15/12 (p)	557

		1,686

	Transportation — 1.7%
3,000	City of Austin, Texas Airport System, Prior Lien, Rev., NATL-RE, 5.250%, 11/15/16	3,240
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/18	2,331
1,500	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/22	1,634
6,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/23	6,784

		13,989

	Utility — 0.7%
	Harris County Cultural Education Facilities Finance Corp., Teco Project,
950	Series A, Rev., 5.000%, 11/15/15	1,111
1,025	Series B, Rev., 5.000%, 11/15/13	1,127
3,000	Lower Colorado River Authority, Transmission Service, Rev., AGM, 5.250%, 05/15/18	3,087

		5,325

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Water & Sewer — 0.7%
5,000	Texas Water Development Board, Revolving Funds, Sub Lien, Series B, Rev., 5.250%, 07/15/24	5,621

	Total Texas	72,281

	Utah — 0.9%
	Education — 0.5%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,936

	Housing — 0.0% (g)
100	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., FHA/VA MTGS, 5.350%, 07/01/18	100

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
3,300	Utah County, Marathon Oil Project, Rev., VAR, 5.050%, 11/01/17	3,366

	Total Utah	7,402

	Vermont — 0.3%
	Other Revenue — 0.3%
2,250	Vermont Municipal Bond Bank, Series 1, Rev., 5.000%, 12/01/23	2,624

	Virginia — 1.7%
	General Obligation — 0.5%
3,000	City of Virginia Beach, Public Improvement, Series B, GO, 5.000%, 07/15/19	3,701

	Other Revenue — 0.3%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,430

	Resource Recovery — 0.4%
	Virginia Resources Authority, Pooled Financing,
1,110	Series A, Rev., 5.000%, 11/01/17	1,347
1,500	Series B, Rev., 5.000%, 11/01/16	1,796

		3,143

	Transportation — 0.5%
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58, Corridor Development, Series C, Rev., 5.000%, 05/15/24	4,442

	Total Virginia	13,716

	Washington — 0.6%
	General Obligation — 0.1%
1,035	City of Tacoma, Limited Tax, Series B, GO, 5.000%, 12/01/17	1,241

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.3%
2,095	Washington Housing Finance Commission, GNMA Mortgage-Backed Securities Program, Rev., GNMA COLL, 7.000%, 01/01/26	2,203

	Other Revenue — 0.2%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	555
1,000	Port of Seattle, Intermediate Lien, Series C, Rev., AMT, 5.000%, 02/01/16	1,117

		1,672

	Total Washington	5,116

	Wisconsin — 1.5%
	General Obligation — 0.9%
5,000	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	4,724
2,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/23	2,647

		7,371

	Hospital — 0.6%
5,000	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (f) (i)	5,093

	Total Wisconsin	12,464

	Total Municipal Bonds (Cost $760,383)	790,598

SHARES
	Investment Company — 0.6%
389	Nuveen Premium Income Municipal Fund, Common Shares (Cost $5,430)	5,256

Short-Term Investment — 2.6%
	Investment Company — 2.6%
21,325	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $21,325)	21,325

	Total Investments — 99.1% (Cost $787,138)	817,179
	Other Assets in Excess of Liabilities — 0.9%	7,262

	NET ASSETS — 100.0%	$824,441

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 98.3%
	California — 0.4%
	General Obligation — 0.4%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	977

	Colorado — 2.1%
	Prerefunded — 2.1%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,289
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,704

	Total Colorado	4,993

	Florida — 0.5%
	Transportation — 0.5%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,052

	Hawaii — 0.7%
	Water & Sewer — 0.7%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/19	1,640

	Illinois — 2.3%
	Certificate of Participation/Lease — 0.7%
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.000%, 03/15/18	1,585

	General Obligation — 0.9%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,159

	Water & Sewer — 0.7%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,624

	Total Illinois	5,368

	Kansas — 1.0%
	Prerefunded — 1.0%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	971
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,325

	Total Kansas	2,296

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Louisiana — 0.6%
	Prerefunded — 0.6%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,518

	New York — 0.7%
	General Obligation — 0.7%
1,500	New York City, Series E, GO, AGM, 5.000%, 11/01/17	1,678

	Ohio — 87.8%
	Certificate of Participation/Lease — 5.6%
	Ohio State Building Authority, Adult Correctional Facilities,
1,745	Series A, Rev., COP, 5.000%, 10/01/22	1,958
1,000	Series A, Rev., COP, AGM, 5.500%, 10/01/14	1,004
2,030	Series B, Rev., COP, 5.250%, 04/01/15	2,323
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund, Series A, Rev., COP, 5.000%, 10/01/24	2,012
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	2,084
2,000	State of Ohio, Cultural & Sports Capital Appreciation, Series A, Rev., COP, 5.250%, 10/01/20	2,362
1,235	State of Ohio, Parks & Recreation, Series II-A, Rev., COP, 5.000%, 12/01/20	1,455

		13,198

	Education — 3.2%
180	Ohio State University, General Receipts, Unrefunded Balance, Series B, Rev., 5.250%, 06/01/16	194
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 12/01/20	1,087
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., NATL-RE, 5.250%, 12/01/19	1,956
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/23	2,441
1,500	University of Cincinnati, Series G, Rev., NATL-RE, 5.000%, 06/01/18	1,740

		7,418

	General Obligation — 31.3%
1,530	Beavercreek City School District, School Improvement, GO, 5.000%, 12/01/23	1,731

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
	Cincinnati City School District, Classroom Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,209
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,568
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,127
2,000	City of Akron, Various Purpose, Series A, GO, 5.000%, 12/01/16 (m)	2,342
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,111
1,000	Series B, GO, 5.000%, 12/01/25	1,102
1,500	City of Cincinnati, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,771
2,200	City of Cleveland, Various Purpose, Series A, GO, AGC, 5.000%, 12/01/22	2,422
1,500	City of Columbus, Series A, GO, 5.000%, 07/01/25	1,729
1,000	City of Columbus School District,
	School Facilities Construction & Improvement, GO, 5.000%, 12/01/24	1,115
1,255	City of Dayton, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,382
	City of Dublin, Various Purpose,
1,000	Series A, GO, 3.000%, 12/01/14	1,078
1,030	Series A, GO, 4.000%, 12/01/16	1,187
1,495	City of Newark, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 12/01/11	1,492
25	City of Strongsville, Unrefunded Balance, GO, 6.700%, 12/01/11	25
	City of Strongsville, Various Purpose,
1,000	GO, 5.000%, 12/01/24	1,119
1,000	GO, 5.000%, 12/01/25	1,110
1,475	City of Westerville, GO, 5.000%, 12/01/15	1,742
1,775	Columbus City School District, Capital Appreciation, Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,386
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/13	1,472
1,000	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	946
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, 5.000%, 12/01/24	1,119
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,145
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,189
1,350	Hamilton County, GO, 5.000%, 12/01/15	1,551

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	Lake County, Building Improvement,
1,010	GO, NATL-RE, 5.000%, 12/01/21	1,088
1,060	GO, NATL-RE, 5.000%, 12/01/22	1,135
1,400	Lake Local School District/Stark County, School Improvement, GO, AGM, 5.000%, 12/01/19	1,557
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,127
2,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,018
1,120	Lebanon City School District, School Construction, GO, AGM, 5.000%, 12/01/21	1,241
1,930	London City School District, School Facilities, Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/12	1,953
1,430	Marysville Exempt Village School District, GO, AGM, 5.000%, 12/01/21	1,584
	Olentangy Local School District,
2,000	GO, AGM, 5.000%, 12/01/22	2,207
500	GO, NATL-RE, 7.750%, 12/01/11	509
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 12/01/22	1,604
1,260	Southwest Licking Local School District, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,420
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,679
1,750	State of Ohio, Series A, GO, 5.375%, 09/01/23	2,001
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.250%, 09/15/12	1,267
1,250	Series B, GO, 5.000%, 03/15/19	1,361
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,241
1,000	State of Ohio, Cultural & Sports Capital Refunding, Series B, GO, AGM, 5.000%, 10/01/15	1,146
1,500	State of Ohio, Infrastructure Improvements, Series D, GO, 5.000%, 03/01/20	1,629
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 12/01/23	1,501
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,778

		73,216

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Hospital — 7.2%
	Cuyahoga County,
2,500	Series A, Rev., 5.500%, 01/01/13	2,652
1,400	Series A, Rev., 6.000%, 01/01/17	1,510
1,000	Series A, Rev., 6.000%, 01/01/20	1,065
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., NATL-RE, 5.125%, 02/15/13	1,003
610	Cuyahoga County, W.O. Walker Center, Inc., Series I, Rev., AMBAC, 5.250%, 01/01/13	611
1,000	Franklin County, Health Care Facilities, Ohio Presbyterian Services, Rev., 5.500%, 07/01/17	1,001
	Ohio Higher Educational Facility Commission, University Hospital Health System,
1,000	Series A, Rev., 5.000%, 01/15/14	1,069
550	Series A, Rev., 5.000%, 01/15/24	563
1,000	Series A, Rev., 5.250%, 01/15/23	1,060
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/21	2,650
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/26	2,104
1,500	State of Ohio, Hospital Facility, Cleveland Clinic Health, Rev., 5.000%, 01/01/25	1,611

		16,899

	Housing — 5.6%
890	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.900%, 08/20/22	991
440	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%, 06/20/15	458
500	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	526
160	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	161
	Ohio Housing Finance Agency,
880	Series A, Rev., AGM, 4.500%, 04/01/12	900
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,086
500	Series A, Rev., AGM, 5.000%, 04/01/27	523
990	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	1,082
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,442

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — Continued
510	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	518
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
645	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	668
1,540	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	1,675
2,145	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	2,243
855	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA/GNMA, 4.800%, 05/20/17	907

		13,180

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
630	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	616
900	Cleveland-Cuyahoga County Port Authority, Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank, 6.500%, 11/15/11 (p)	888
885	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.125%, 05/15/25	774
210	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund, Series A, Rev., 5.100%, 05/15/12	209

		2,487

	Other Revenue — 6.5%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,659
1,310	Cuyahoga County, Economic Development, Shaker Square, Series D, Rev., 5.000%, 12/01/25	1,427
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/22	1,101
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,000	Series B, Rev., 5.000%, 10/01/23	1,116
1,220	Series B, Rev., 5.000%, 10/01/24	1,344
	Ohio State University, General Receipts,
2,000	Series D, Rev., 5.000%, 12/01/26	2,286
2,000	Series D, Rev., 5.000%, 12/01/27	2,273

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
75	Ohio State Water Development Authority, Unrefunded Balance, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/18	83
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/17	2,898

		15,187

	Prerefunded — 3.5%
1,015	City of Cleveland, GO, AMBAC, 5.250%, 12/01/14 (p)	1,172
320	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Series A, Rev., NATL-RE, Zero Coupon, 11/15/11 (p)	320
2,000	City of Columbus School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	2,300
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	2,282
820	Ohio State University, General Receipts, Series B, Rev., 5.250%, 06/01/13 (p)	890
1,175	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/14 (p)	1,319

		8,283

	Private Placement — 0.2%
357	City of Columbus, Clintonville II Street Light Assessment, GO, 4.400%, 09/01/15	364

	Special Tax — 2.1%
1,000	City of Akron, Community Learning Centers, Series A, Rev., NATL-RE, FGIC, 5.250%, 12/01/19	1,063
1,000	Hamilton County, Sales Tax, Series A, Rev., AMBAC, 5.000%, 12/01/18	1,119
	State of Ohio,
1,500	Series A, Rev., 5.000%, 10/01/20	1,724
1,000	Series A, Rev., 5.000%, 10/01/22	1,125

		5,031

	Transportation — 9.5%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,201
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,585
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,097
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,603

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
	City of Cleveland, Parking Facilities,
1,000	Rev., AGM, 5.000%, 09/15/14	1,096
1,370	Rev., AGM, 5.250%, 09/15/21	1,564
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,227
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,271
1,185	Series A, Rev., 5.000%, 02/15/23	1,330
5,155	Series A, Rev., NATL-RE, FGIC, 5.500%, 02/15/14	5,766
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,485

		22,225

	Utility — 4.2%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus, Series A, Rev., AGC, 5.000%, 02/15/24	1,086
2,680	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Unrefunded Balance, Series A, Rev., NATL-RE, Zero Coupon, 11/15/11	2,675
	City of Cleveland, Public Power Systems,
1,220	Rev., AMBAC, 5.500%, 11/15/16	1,277
1,280	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,454
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/20	1,085
	City of Hamilton, Electric Systems,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,105
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,149

		9,831

	Water & Sewer — 7.8%
	City of Akron, Sanitation Sewer System,
1,030	Rev., NATL-RE, FGIC, 5.375%, 12/01/13	1,075
1,070	Rev., NATL-RE, FGIC, 5.500%, 12/01/12	1,104
1,000	City of Akron, Waterworks, Rev., AGC, 5.000%, 03/01/18	1,173
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/18	1,742
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,125
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,385
775	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., NATL-RE, 5.500%, 01/01/13	788

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Water & Sewer — Continued
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/16	3,212
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,754
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,264
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,540

		18,162

	Total Ohio	205,481

	Texas — 2.2%
	General Obligation — 1.2%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,163
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.000%, 04/01/19	1,718

		2,881

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 1.0%
2,500	Southeast Texas Housing Finance Corp., Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,251

	Total Texas	5,132

	Total Municipal Bonds (Cost $214,983)	230,135

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
663	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $663)	663

	Total Investments — 98.6% (Cost $215,646)	230,798
	Other Assets in Excess of Liabilities — 1.4%	3,301

	NET ASSETS — 100.0%	$234,099

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Collateralized Mortgage Obligations — 0.1%
	Agency CMO — 0.1%
951	Federal National Mortgage Association REMICS, Series 2002-36, Class FS, VAR, 0.718%, 06/25/32	955
158	Government National Mortgage Association, Series 2000-38, Class F, VAR, 0.613%, 12/20/30	158

	Total Collateralized Mortgage Obligations (Cost $1,109)	1,113

Municipal Bonds — 98.9%
	Alabama — 0.1%
	Other Revenue — 0.1%
1,000	Auburn University, General Fee, Series A, Rev., 5.000%, 06/01/15	1,154

	Alaska — 0.1%
	Other Revenue — 0.1%
1,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.000%, 04/01/12	1,026

	Arizona — 0.7%
	Certificate of Participation/Lease — 0.3%
3,625	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/18	3,895

	Hospital — 0.4%
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.210%, 02/02/15	4,630

	Total Arizona	8,525

	California — 1.1%
	General Obligation — 0.2%
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,721

	Other Revenue — 0.2%
2,500	South Placer Wastewater Authority, Series D, Rev., VAR, 1.040%, 09/09/11	2,501

	Prerefunded — 0.7%
5,250	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-4, Rev., 7.800%, 06/01/13 (p)	5,915
1,635	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.250%, 07/01/13 (p)	1,782

		7,697

	Total California	11,919

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — 1.5%
	Housing — 0.0% (g)
90	El Paso County, Single Family Mortgage, Series A, Rev., 6.200%, 11/01/24	91

	Prerefunded — 0.5%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,536
2,295	El Paso County School District No. 20 Academy, GO, NATL-RE, FGIC, 5.250%, 12/15/12 (p)	2,441

		4,977

	Transportation — 1.0%
10,000	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/14	11,319

	Total Colorado	16,387

	Connecticut — 2.3%
	Education — 0.2%
2,300	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	2,411

	General Obligation — 2.1%
	State of Connecticut,
5,000	GO, 5.000%, 03/15/12	5,128
5,000	Series E, GO, AGM, 5.500%, 11/15/12	5,313
10,100	State of Connecticut, Economic Recovery, Series A, GO, 5.000%, 01/01/13	10,727
	Town of Glastonbury,
1,320	GO, 5.000%, 05/15/13	1,427
1,000	GO, 5.000%, 05/15/14	1,124

		23,719

	Total Connecticut	26,130

	Delaware — 2.9%
	General Obligation — 2.2%
	State of Delaware,
6,000	Series 2009C, GO, 5.000%, 10/01/16	7,231
14,090	Series A, GO, 5.000%, 07/01/17	17,138

		24,369

	Transportation — 0.7%
7,500	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.250%, 07/01/12	7,813

	Total Delaware	32,182

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	District of Columbia — 0.2%
	Water & Sewer — 0.2%
1,725	District of Columbia Water & Sewer Authority, Sub Lien, Series A, Rev., AGC, 5.000%, 10/01/13	1,880

	Florida — 4.2%
	Education — 0.5%
6,250	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.000%, 04/01/12	6,398

	Other Revenue — 0.7%
2,000	Broward County, Main Court House Project, Series A, Rev., 5.000%, 10/01/15	2,298
1,785	Miami-Dade County, Capital Asset Acquisition, Series A, Rev., AMBAC, 5.000%, 04/01/14	1,950
3,000	Tampa Sports Authority, Sales Tax, Rev., AGM, 5.000%, 01/01/16	3,340

		7,588

	Prerefunded — 1.3%
2,195	Collier County School Board, COP, AGM, 5.375%, 02/15/12 (p)	2,247
9,440	Hillsborough County School Board, Rev., AMBAC, 5.375%, 10/01/11 (p)	9,480
3,000	Orange County, Tourist Development, Senior Lien, Rev., AMBAC, 5.500%, 04/01/12 (p)	3,094

		14,821

	Water & Sewer — 1.7%
	Miami-Dade County, Water & Sewer Systems,
1,645	Series B, Rev., AGM, 5.000%, 10/01/13	1,791
5,000	Series B, Rev., AGM, 5.000%, 10/01/14	5,623
	Tampa Bay Water Utility System, Water Supply Authority,
5,000	Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,466
5,000	Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,889

		18,769

	Total Florida	47,576

	Georgia — 5.8%
	General Obligation — 3.5%
5,305	Atlanta Independent School System, Series B, GO, 5.000%, 03/01/15	5,962
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,950
2,160	Floyd County, Sales Tax, GO, 5.000%, 04/01/12	2,220

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	State of Georgia,
5,000	Series G, GO, 4.000%, 11/01/12	5,220
7,415	Series G, GO, 5.000%, 10/01/12	7,798
10,000	Series I, GO, 5.000%, 07/01/18	12,243

		39,393

	Other Revenue — 0.8%
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,443
1,685	Rev., 5.000%, 12/01/16	2,013
5,000	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., GAN, 5.000%, 06/01/16	5,901

		9,357

	Prerefunded — 0.8%
	State of Georgia,
8,850	Series B, GO, 5.000%, 05/01/12 (p)	9,135

	Special Tax — 0.7%
6,870	Georgia State Road & Tollway Authority, Rev., 5.250%, 10/01/12	7,244

	Total Georgia	65,129

	Hawaii — 2.1%
	General Obligation — 1.8%
5,000	City & County of Honolulu, Series A, GO, NATL-RE, 5.000%, 07/01/13	5,427
	State of Hawaii,
2,205	Series D, GO, 5.000%, 06/01/16 (p)	2,642
10,160	Series DY, GO, 5.000%, 02/01/20	12,344

		20,413

	Prerefunded — 0.3%
2,750	State of Hawaii, Series CZ, GO, AGM, 5.000%, 07/01/12 (p)	2,860

	Total Hawaii	23,273

	Idaho — 0.5%
	Other Revenue — 0.5%
5,000	Idaho Housing & Finance Association, Rev., 5.000%, 08/15/15	5,771

	Illinois — 4.3%
	Education — 0.4%
5,000	Illinois Finance Authority, Educational Facilities, University of Chicago, Series B-1, Rev., VAR, 1.125%, 02/14/13	5,044

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — 0.3%
	Du Page Cook & Will Counties
	Community College District No. 502,
1,530	Series B, GO, 4.000%, 01/01/15 (w)	1,696
1,585	Series B, GO, 4.000%, 01/01/16 (w)	1,785

		3,481

	Hospital — 0.4%
	Illinois Finance Authority, Advocate Health Care,
3,000	Series A-3, Rev., VAR, 3.875%, 05/01/12	3,070
1,010	Sub Series C3B, Rev., VAR, 4.375%, 07/01/14	1,090

		4,160

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,350	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, AMBAC, 4.350%, 06/01/13	1,341

	Other Revenue — 0.2%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,926

	Prerefunded — 2.6%
5,000	Chicago Board of Education, Series C, GO, AGM, 5.000%, 12/01/11 (p)	5,060
5,000	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement, GO, 5.500%, 12/01/12 (p)	5,169
6,775	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/14 (p)	7,495
4,425	Illinois State Toll Highway Authority, Senior Priority, Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	5,307
3,735	State of Illinois, First Series, GO, NATL-RE, FGIC, 5.375%, 11/01/11 (p)	3,767
2,000	Will & Kendall Counties Community Consolidated School District 202, School Building, Series A, GO, FGIC, 5.000%, 07/01/13 (p)	2,165

		28,963

	Transportation — 0.3%
2,845	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Section 5309, Rev., AGC, 5.000%, 06/01/14	3,072

	Total Illinois	47,987

	Indiana — 2.8%
	Education — 0.2%
2,375	Indiana University, Student Fee, Series T-1, Rev., 5.000%, 08/01/14	2,688

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,159

	Other Revenue — 0.9%
1,000	Franklin Township-Marion County Multiple School Building Corp., First Mortgage, Rev., 5.000%, 07/10/14	1,107
1,900	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,193
	Indianapolis Local Public Improvement Bond Bank,
2,100	Series D, Rev., 5.000%, 06/01/14	2,317
3,320	Series D, Rev., 5.000%, 06/01/17	3,857

		9,474

	Prerefunded — 1.6%
4,775	Carmel School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 07/15/13 (p)	5,192
2,100	Indiana Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	2,376
9,000	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	10,185

		17,753

	Total Indiana	31,074

	Iowa — 0.2%
	Other Revenue — 0.2%
2,000	Iowa Higher Education Loan Authority, Private College Facility, Rev., 4.000%, 12/01/13	2,162

	Kansas — 0.3%
	General Obligation — 0.2%
2,400	City of Olathe, Series 211, GO, 5.000%, 10/01/12	2,523

	Other Revenue — 0.1%
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,133

	Total Kansas	3,656

	Kentucky — 2.0%
	Other Revenue — 0.6%
3,820	Kentucky State Property & Buildings Commission, Project 95, Series A, Rev., 5.000%, 08/01/13	4,136
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,955

		7,091

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — 0.8%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	6,244
2,585	Kentucky State Property & Buildings Commission, Refunding Project 72, Rev., NATL-RE, 5.375%, 10/01/11 (p)	2,596

		8,840

	Transportation — 0.6%
	Kenton County Airport Board,
1,000	Rev., AMT, NATL-RE, 5.000%, 03/01/12	1,018
5,830	Rev., AMT, XLCA, 5.000%, 03/01/12	5,932

		6,950

	Total Kentucky	22,881

	Louisiana — 1.5%
	Certificate of Participation/Lease — 0.5%
5,000	City of Baton Rouge / Parish of East Baton Rouge, Public Improvement, Series ST, Rev., COP, NATL-RE, 5.000%, 02/01/13 (p)	5,384

	Other Revenue — 0.7%
7,605	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.960%, 06/01/13	7,617

	Prerefunded — 0.3%
3,010	City of Baton Rouge / Parish of East Baton Rouge, Public Improvement, Series ST, Rev., AMBAC, 5.125%, 02/01/14 (p)	3,377

	Total Louisiana	16,378

	Maine — 0.9%
	General Obligation — 0.2%
2,675	State of Maine, Series C, GO, 4.000%, 06/01/13	2,849

	Other Revenue — 0.5%
5,215	University of Maine, Rev., AGM, 5.375%, 03/01/12	5,351

	Prerefunded — 0.2%
2,000	Maine Municipal Bond Bank, Series B, Rev., 5.000%, 11/01/14 (p)	2,279

	Total Maine	10,479

	Maryland — 3.1%
	General Obligation — 2.3%
2,475	Anne Arundel County, General Improvement, GO, 4.000%, 04/01/12	2,530
1,590	Anne Arundel County, Water & Sewer System, GO, 5.000%, 04/01/15	1,840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
3,250	Harford County, Public Improvement, GO, 4.500%, 12/01/13	3,560
	Prince George’s County, Public Improvement,
1,500	GO, 5.500%, 10/01/13	1,662
3,000	Series A, GO, 5.000%, 07/15/13	3,265
11,275	State of Maryland, State and Local Facilities, Series A, GO, 5.000%, 11/01/14	12,900

		25,757

	Other Revenue — 0.5%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,921

	Special Tax — 0.3%
3,190	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 11/01/12	3,369

	Total Maryland	35,047

	Massachusetts — 4.1%
	Education — 1.4%
	Massachusetts School Building Authority,
6,890	Series A, Rev., 4.000%, 05/15/13	7,322
7,250	Series A, Rev., 5.000%, 05/15/15	8,411

		15,733

	General Obligation — 0.5%
5,000	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.500%, 11/01/13	5,556

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,500	Massachusetts Water Pollution Abatement, State Revolving Fund, Series 14, Rev., 5.000%, 08/01/13	1,634

	Other Revenue — 0.4%
3,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	4,028

	Prerefunded — 1.4%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,379
500	Series B, GO, 5.000%, 08/01/14 (p)	564
5,000	Series D, GO, 5.250%, 10/01/13 (p)	5,498
2,345	University of Massachusetts Building Authority Project, Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	2,703
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 4-A, Rev., NATL-RE, 5.250%, 11/01/14 (p)	4,042

		15,186

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — 0.3%
3,000	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,405

	Total Massachusetts	45,542

	Michigan — 1.8%
	General Obligation — 0.3%
1,470	Kentwood Public Schools, GO, 5.000%, 05/01/12	1,514
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,862

		3,376

	Prerefunded — 0.5%
4,420	Delta County Economic Development Corp., Mead Westvaco-Escanaba, Series A, Rev., 6.250%, 04/15/12 (p)	4,583
1,070	Van Buren Charter Township Local Development Finance Authority, Tax Increment, GO, FGIC, 5.250%, 04/01/13 (p)	1,153

		5,736

	Transportation — 0.3%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	3,072

	Water & Sewer — 0.7%
10,870	City of Detroit, Sewer Disposal, Series D, Rev., VAR, AGM, 0.765%, 07/01/32	7,559

	Total Michigan	19,743

	Minnesota — 3.1%
	General Obligation — 1.7%
	State of Minnesota,
6,565	GO, 5.000%, 08/01/13	7,156
5,555	GO, 5.000%, 10/01/15	6,546
5,000	State of Minnesota, Various Purpose, Series A, GO, 5.000%, 08/01/15	5,861

		19,563

	Hospital — 0.2%
2,000	St. Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,216

	Prerefunded — 1.2%
5,000	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/12 (p)	5,121
7,305	State of Minnesota, GO, 5.250%, 11/01/12 (p)	7,731

		12,852

	Total Minnesota	34,631

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — 0.7%
	General Obligation — 0.4%
5,000	Kansas City, Streetlight Project, Series A, GO, NATL-RE, 5.000%, 02/01/13	5,333

	Other Revenue — 0.3%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,186

	Total Missouri	8,519

	Montana — 0.2%
	General Obligation — 0.2%
1,775	State of Montana, Long Range Building Program, Series A, GO, 3.000%, 08/01/12	1,820

	Nebraska — 0.2%
	Other Revenue — 0.1%
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,364

	Utility — 0.1%
1,160	Nebraska Public Power District, Series B, Rev., 5.000%, 01/01/12	1,179

	Total Nebraska	2,543

	Nevada — 0.4%
	Certificate of Participation/Lease — 0.2%
2,500	Clark County, Motor Vehicle Fuel Tax, Rev., COP, AMBAC, 5.250%, 07/01/14	2,692

	Other Revenue — 0.2%
2,000	State of Nevada, Motor Vehicle Fuel Tax, Rev., NATL-RE, 5.000%, 12/01/13	2,176

	Total Nevada	4,868

	New Hampshire — 0.5%
	Other Revenue — 0.5%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	5,293

	New Jersey — 5.4%
	Education — 1.9%
	New Jersey EDA, School Facilities Construction,
2,475	Series J3, Rev., VAR, AGM, 5.000%, 09/01/14	2,717
4,500	Series J4, Rev., VAR, AGM, 5.000%, 09/01/14	4,946
5,095	Series L, Rev., AGM, 5.250%, 03/01/15	5,766
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,650
1,475	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	1,547

		21,626

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — 1.3%
410	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, GO, NATL-RE, 5.250%, 12/15/13 (p)	456
9,605	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation System, GO, NATL-RE, 5.250%, 12/15/13	10,495
3,000	State of New Jersey, Various Purpose, GO, AMBAC, 5.000%, 04/01/14 (p)	3,355

		14,306

	Other Revenue — 1.4%
2,250	New Jersey EDA, PSE&G Project, Rev., AMT, VAR, 1.200%, 12/01/11	2,255
	New Jersey EDA, School Facilities Construction,
7,895	Series C, Rev., VAR, 2.010%, 02/01/18	7,942
5,000	Series K, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	5,635

		15,832

	Prerefunded — 0.7%
4,675	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	5,168
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	2,199

		7,367

	Transportation — 0.1%
1,445	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.500%, 12/15/15	1,681

	Total New Jersey	60,812

	New Mexico — 1.3%
	General Obligation — 0.3%
1,335	Albuquerque Municipal School District No. 12, Education Technology, GO, 5.000%, 08/01/14 (w)	1,507
2,000	New Mexico Finance Authority, Senior Lien, Series A, GO, NATL-RE, 5.250%, 06/15/14 (p)	2,267

		3,774

	Other Revenue — 1.0%
	New Mexico Finance Authority, Sub Lien,
5,000	Series A-2, Rev., 5.000%, 12/15/13	5,511
5,000	Series A-2, Rev., 5.000%, 12/15/14	5,707

		11,218

	Total New Mexico	14,992

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — 6.9%
	Education — 0.4%
2,060	Erie County Industrial Development Agency, School District Buffalo Project, Series A, Rev., AGM, 5.000%, 05/01/12	2,123
2,500	New York State Dormitory Authority, Series B, Rev., VAR, CIFG, 6.000%, 05/15/12	2,596

		4,719

	General Obligation — 0.8%
1,000	New York City, Series F, GO, 5.500%, 12/15/12	1,067
5,000	State of New York, Series C, GO, 5.000%, 09/01/13	5,461
2,740	Suffolk County, Public Improvement, Series B, GO, 4.500%, 11/01/11	2,760

		9,288

	Hospital — 0.1%
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,142

	Other Revenue — 3.5%
1,050	Erie County Industrial Development Agency (The), Series A, Rev., 5.000%, 05/01/14	1,165
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,322
10,000	New York City Transitional Finance Authority, Future Tax Secured, Sub Series A-2, Rev., 5.000%, 11/01/16	11,485
6,250	New York City Transitional Finance Authority, New York City Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/15	7,333
3,510	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water, Rev., 5.000%, 06/15/16	4,146
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,567
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,946
4,125	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/16	4,778

		38,742

	Special Tax — 0.3%
3,500	New York City Transitional Finance Authority, Sub Series 3B-1, Rev., 5.000%, 11/01/12	3,694

	Transportation — 1.1%
11,575	Triborough Bridge & Tunnel Authority, Series A-1, Rev., VAR, 4.000%, 11/15/12	12,072

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — 0.3%
3,000	Long Island Power Authority, Series B, Rev., 5.250%, 12/01/12	3,177

	Water & Sewer — 0.4%
4,315	New York City Municipal Water Finance Authority, Series BB, Rev., 5.000%, 06/15/13	4,667

	Total New York	77,501

	North Carolina — 3.7%
	General Obligation — 2.6%
1,445	City of Charlotte, Series C, GO, 5.000%, 06/01/12	1,497
5,000	Mecklenburg County, Public Improvement, Series C, GO, 5.000%, 02/01/13	5,337
2,215	New Hanover County, GO, 5.000%, 12/01/12	2,347
5,000	State of North Carolina, Series B, GO, 5.000%, 04/01/16	5,942
	Wake County,
10,000	GO, 5.000%, 02/01/16	11,827
2,035	Series C, GO, 5.000%, 03/01/14	2,270

		29,220

	Utility — 0.8%
4,550	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.000%, 01/01/13	4,802
3,930	North Carolina Municipal Power Agency, No. 1-Catawba, Series A, Rev., 5.250%, 01/01/13	4,172

		8,974

	Water & Sewer — 0.3%
3,160	City of Raleigh, Series A, Rev., 5.000%, 03/01/15	3,646

	Total North Carolina	41,840

	Ohio — 4.4%
	General Obligation — 1.1%
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,827
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,891

		11,718

	Housing — 0.0% (g)
255	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 2.9%
4,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/14	4,571
5,000	Ohio State Building Authority, Series C, Rev., 5.000%, 10/01/14	5,607
4,995	Ohio State Water Development Authority, Drinking Water Assistance, Series B, Rev., 5.000%, 12/01/13	5,515
	Ohio State Water Development Authority, Loan Fund, Water Quality,
1,650	Rev., 5.000%, 12/01/15	1,944
3,750	Rev., 5.000%, 12/01/18	4,577
5,590	Rev., 5.000%, 12/01/19	6,845
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,648

		32,707

	Prerefunded — 0.4%
4,325	Milford Exempt Village School District, School Improvement, GO, AGM, 5.125%, 12/01/11 (p)	4,378

	Total Ohio	49,068

	Oklahoma — 0.2%
	Other Revenue — 0.2%
1,670	Tulsa County Industrial Authority, Broken Arrow Public School Project, Rev., 4.000%, 09/01/14	1,811

	Oregon — 0.8%
	Certificate of Participation/Lease — 0.8%
	Oregon State Department of Administrative Services,
2,850	Series A, COP, 5.000%, 05/01/15	3,272
6,030	Series D, COP, 5.000%, 11/01/12	6,355

	Total Oregon	9,627

	Pennsylvania — 7.4%
	Education — 0.1%
1,000	Pennsylvania State Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 4.125%, 05/01/13	1,040

	General Obligation — 1.1%
5,000	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.250%, 02/01/12	5,105
	Philadelphia School District,
4,335	Series C, GO, 5.000%, 09/01/11	4,335
3,020	Series C, GO, 5.000%, 09/01/12	3,145

		12,585

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 0.8%
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	3,056
3,000	Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., VAR, 2.625%, 12/03/12	3,043
3,000	Pennsylvania Turnpike Commission, Series B, Rev., VAR, 0.860%, 06/01/14	2,999

		9,098

	Prerefunded — 4.5%
3,060	City of Scranton, Series C, GO, 7.100%, 09/01/11 (p)	3,060
	Commonwealth of Pennsylvania, First Series,
3,500	GO, NATL-RE, 5.000%, 01/01/13 (p)	3,720
6,025	GO, NATL-RE, 5.000%, 02/01/14 (p)	6,693
5,485	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 09/15/11 (p)	5,550
5,000	Philadelphia Authority for Industrial Development, Series B, Rev., AGM, 5.500%, 10/01/11 (p)	5,072
	Philadelphia School District,
2,005	Series A, GO, AGM, 5.500%, 02/01/12 (p)	2,049
2,350	Series D, GO, FGIC, 5.125%, 06/01/14 (p)	2,647
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,717
12,020	State Public School Building Authority, Philadelphia School District Project, Rev., AGM, 5.000%, 06/01/13 (p)	13,005
	Warwick School Distric,
2,135	GO, FGIC, 5.000%, 03/01/14 (p)	2,375

		49,888

	Special Tax — 0.2%
2,500	Pennsylvania Intergovernmental Cooperation Authority, Special Tax, 5.000%, 06/15/12	2,593

	Transportation — 0.7%
5,000	Pennsylvania Turnpike Commission, Series C, Rev., VAR, 0.730%, 12/01/11	5,002
2,450	Philadelphia Parking Authority, Airport, Rev., 5.000%, 09/01/11	2,450

		7,452

	Total Pennsylvania	82,656

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
2,820	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	3,062

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Carolina — 1.4%
	General Obligation — 0.5%
5,000	State of South Carolina, Series A, GO, 5.000%, 11/01/15	5,918

	Other Revenue — 0.8%
5,000	Charleston County, Capital Improvement Transportation Sales Tax, GO, 5.000%, 11/01/16	6,036
2,430	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	2,433

		8,469

	Utility — 0.1%
1,000	South Carolina State Public Service Authority, Series D, Rev., AGM, 5.250%, 01/01/12	1,017

	Total South Carolina	15,404

	Tennessee — 2.5%
	Education — 0.2%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,796

	General Obligation — 1.8%
4,000	Metropolitan Government of Nashville & Davidson County, Series D, GO, 5.000%, 07/01/16	4,763
7,000	Shelby County, Series A, GO, AMBAC, 5.000%, 04/01/15	8,096
6,325	Shelby County, Public Improvement & Schools, Series A, GO, 5.000%, 04/01/13	6,797

		19,656

	Other Revenue — 0.3%
3,200	Metropolitan Nashville Airport Authority, Series B, Rev., AGM, 4.000%, 07/01/13	3,387

	Prerefunded — 0.2%
2,195	Tennessee State School Bond Authority, Higher Educational Facilities, Series A, Rev., AGM, 5.000%, 05/01/12 (p)	2,265

	Total Tennessee	28,104

	Texas — 8.8%
	Education — 0.4%
1,110	Austin Community College District, Round Rock Campus, Educational Facilities Project, Rev., 5.250%, 08/01/13	1,208
685	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project, Rev., 4.500%, 06/01/12	701

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Education — Continued
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,443
1,000	Series A, Rev., 5.000%, 04/15/16	1,180

		4,532

	General Obligation — 3.5%
3,000	City of Frisco, Improvement, GO, 5.000%, 02/15/17	3,575
5,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	5,227
1,435	Eanes Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/01/14	1,539
	Hurst-Euless-Bedford Independent
	School District, School Building,
1,500	GO, PSF-GTD, 5.000%, 08/15/14	1,696
3,970	GO, PSF-GTD, 5.000%, 08/15/15	4,630
2,500	Katy Independent School District, School Building, Series C, GO, PSF- GTD, 5.000%, 02/15/15	2,877
5,000	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	5,061
2,000	Nueces County, GO, 5.000%, 02/15/16	2,351
1,530	San Jacinto College District, Capital Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,417
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,515
2,515	State of Texas, Public Financing Authority, Series A, GO, 5.000%, 10/01/14	2,867
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,103
	Township of Woodlands, Sales & Refunding,
2,080	GO, AGM, 5.000%, 03/01/15	2,357
2,180	GO, AGM, 5.000%, 03/01/16	2,548

		38,763

	Hospital — 0.1%
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/13	1,588

	Other Revenue — 1.6%
2,000	City of Houston, Hotel Occupancy, Series A, Rev., 5.000%, 09/01/14	2,221
1,535	Dallas-Fort Worth International Airport Facilities Improvement Corp., Taxable Joint, Series A, Rev., 1.934%, 11/01/14	1,551

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
2,395	Harris County, Toll Road, Senior Lien, Series D, Rev., 5.000%, 08/15/15	2,780
5,000	Lower Colorado River Authority, Rev., 5.000%, 05/15/16	5,841
1,500	Matagorda County Navigation District No.1, Central Company Project, Rev., VAR, 1.125%, 06/01/12	1,502
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,348
2,200	Texas State University Systems, Financing System, Rev., 5.000%, 03/15/15	2,528

		17,771

	Prerefunded — 1.7%
5,130	City of Austin, GO, 5.125%, 09/01/11 (p)	5,130
5,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	5,701
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	4,971
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	3,104

		18,906

	Transportation — 0.5%
5,025	Harris County, Toll Road, Senior Lien, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 08/15/14	5,662

	Utility — 1.0%
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.000%, 02/01/12	2,841
7,765	Lower Colorado River Authority, Rev., 5.000%, 05/15/14	8,669

		11,510

	Total Texas	98,732

	Utah — 1.0%
	General Obligation — 0.8%
3,000	Salt Lake County, Series C, GO, 5.000%, 12/15/14 (w)	3,441
5,000	State of Utah, Series A, GO, 5.000%, 07/01/14	5,650

		9,091

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,250	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,622

	Total Utah	11,713

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Virginia — 4.4%
	Certificate of Participation/Lease — 0.5%
5,100	Virginia Beach Development Authority, Sentara Health Systems, Series A, Rev., COP, 5.000%, 12/01/11	5,162

	Education — 0.5%
5,185	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/14	5,755

	General Obligation — 1.3%
2,500	Arlington County, Series C, GO, 4.000%, 08/15/16	2,880
3,000	Fairfax County, Series A, GO, 5.000%, 10/01/13	3,292
7,275	Fairfax County, Public Improvement, Series A, GO, 5.250%, 04/01/14	8,184

		14,356

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
5,090	Virginia Beach Development Authority, Series C, Rev., 5.000%, 08/01/18	6,137

	Other Revenue — 1.0%
	Virginia Commonwealth Transportation Board, Capital Projects,
3,465	Rev., 5.000%, 05/15/20	4,232
5,585	Series A-1, Rev., 5.000%, 05/15/16	6,634

		10,866

	Prerefunded — 0.1%
1,015	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/13 (p)	1,083

	Transportation — 0.4%
4,500	Virginia Commonwealth Transportation Board, Federal Highway, Reimbursement Notes, Rev., 5.000%, 09/27/12	4,730

	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,280

	Total Virginia	49,369

	Washington — 1.5%
	General Obligation — 1.0%
7,905	State of Washington, Motor Vehicle Fuel Tax, Series C, GO, 5.000%, 07/01/16	9,422
1,890	State of Washington, Unrefunded Balance, Series 1998-B & AT-7, GO, 6.000%, 06/01/13	2,077

		11,499

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.5%
5,000	Energy Northwest, Electric, Project 1, Series A, Rev., 5.000%, 07/01/13 (w)	5,251

	Total Washington	16,750

	Wisconsin — 1.3%
	General Obligation — 1.3%
11,800	State of Wisconsin, Series B, GO, 5.000%, 05/01/17	14,166

	Total Municipal Bonds (Cost $1,084,081)	1,109,182

SHARES
Short-Term Investment — 0.8%
	Investment Company — 0.8%
8,669	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $8,669)	8,669

	Total Investments — 99.8% (Cost $1,093,859)	1,118,964

	Other Assets in Excess of Liabilities — 0.2%	1,924

	NET ASSETS — 100.0%	$1,120,888

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 97.9%
	Alaska — 3.4%
	Certificate of Participation/Lease — 0.7%
2,750	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 6.000%, 09/01/28	3,166

	Utility — 2.7%
	Alaska Energy Authority Power,
	Bradley Lake, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17 (m)	4,173
3,915	Rev., AGM, 6.000%, 07/01/19 (m)	4,749
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33 (m)	2,677

		11,599

	Total Alaska	14,765

	Arizona — 3.6%
	Special Tax — 3.6%
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 07/01/38	15,517

	California — 18.6%
	Certificate of Participation/Lease — 1.8%
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., COP, 5.500%, 06/01/21	2,850
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	4,972

		7,822

	Education — 1.9%
5,915	California State University, Systemwide, Series A, Rev., NATL-RE, FGIC, 5.000%, 11/01/35	5,931
2,060	University of California, Series G, Rev., NATL-RE, FGIC, 5.000%, 05/15/24	2,245

		8,176

	General Obligation — 5.0%
1,000	Foothill-De Anza Community College District, Election, Series C, GO, 5.000%, 08/01/40	1,054
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,130
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	59
3,330	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/17	3,330
4,980	State of California, Unrefunded Balance, GO, XLCA-ICR, 5.000%, 02/01/19	5,059
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	5,768

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
1,000	Tustin Unified School District, School Number 2008-1-2008 Election, Series B, GO, 6.000%, 08/01/36	1,120

		21,520

	Hospital — 2.7%
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., MTG, 5.000%, 11/01/24	2,227
2,000	Series A, Rev., MTG, 5.000%, 11/01/29	1,986
3,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/21	3,238
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., 5.250%, 11/15/23	4,064

		11,515

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, NATL-RE, 5.000%, 04/01/19	351

	Other Revenue — 0.6%
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,164
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	376

		2,540

	Prerefunded — 0.7%
40	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	53
2,630	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	3,172
20	State of California, GO, XLCA-ICR, 5.000%, 02/01/12 (p)	20

		3,245

	Special Tax — 1.5%
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.250%, 02/01/20	1,835
160	San Mateo County Transportation District, Series A, Rev., NATL-RE, 5.250%, 06/01/19	191
4,550	Sweetwater Union High School District, Special Tax, Series A, AGM, 5.000%, 09/01/27	4,614

		6,640

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — 1.1%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	1,946
2,500	Los Angeles Department of Water & Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,641

		4,587
	Water & Sewer — 3.2%
2,555	City of Oakland, Sewer System, Series A, Rev., AGM, 5.000%, 06/15/27	2,624
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,150
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/39	7,847

		13,621

	Total California	80,017

	Colorado — 2.2%
	Education — 0.4%
1,500	University of Colorado, Series A, Rev., 5.375%, 06/01/38	1,601

	Prerefunded — 0.7%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (m) (p)	3,319

	Transportation — 0.6%
5,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., NATL-RE, Zero Coupon, 09/01/22	2,569

	Utility — 0.5%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,060
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,040

		2,100

	Total Colorado	9,589

	Delaware — 1.4%
	Prerefunded — 1.4%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	6,124

	District of Columbia — 1.1%
	General Obligation — 1.1%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,858

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — 2.6%
	General Obligation — 0.7%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	2,988

	Transportation — 0.9%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,908

	Utility — 1.0%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., AGM, 6.050%, 10/01/14	4,304

	Total Florida	11,200

	Georgia — 5.8%
	Hospital — 2.4%
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	10,053

	Special Tax — 2.9%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	12,523

	Utility — 0.5%
2,000	Municipal Electric Authority of Georgia, Series BB, Rev., NATL-RE- IBC, 5.250%, 01/01/25	2,225

	Total Georgia	24,801

	Illinois — 7.2%
	Education — 1.7%
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	3,162
3,920	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., VAR, 5.500%, 08/01/20	4,044

		7,206

	Other Revenue — 0.3%
1,500	Chicago O’Hare International Airport, General Airport,Third Lien, Series A, Rev., 5.750%, 01/01/39	1,601

	Prerefunded — 1.0%
1,750	Chicago Public Building, Commission Building, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,296
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,934

		4,230

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Special Tax — 1.3%
4,725	State of Illinois, Series P, Rev., 6.500%, 06/15/22	5,645

	Transportation — 2.9%
	Regional Transportation Authority,
6,000	Rev., NATL-RE, 6.500%, 07/01/30	7,513
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	4,976

		12,489

	Total Illinois	31,171

	Indiana — 3.0%
	Certificate of Participation/Lease — 0.3%
1,335	Beech Grove School Building Corp., First Mortgage, Rev., COP, NATL-RE, 6.250%, 07/05/16 (m)	1,492

	Transportation — 2.7%
7,730	Indiana Transportation Finance Authority, Highway, Series A, Rev., 6.800%, 12/01/16	8,734
2,510	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.250%, 06/01/15	2,806

		11,540

	Total Indiana	13,032

	Kansas — 0.8%
	General Obligation — 0.8%
3,050	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	3,285

	Louisiana — 1.0%
	Special Tax — 0.7%
2,885	St. Bernard Parish, Sales & Use Tax, Rev., AGM, 5.000%, 03/01/20	3,051

	Transportation — 0.3%
1,040	State of Louisiana, Gas & Fuels Tax, Series A, Rev., AMBAC, 5.375%, 06/01/19	1,074

	Total Louisiana	4,125

	Maine — 1.5%
	Transportation — 1.5%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/34	3,351
2,680	Rev., 6.000%, 07/01/38	2,974

	Total Maine	6,325

	Massachusetts — 0.4%
	Education — 0.4%
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/37	1,561

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Minnesota — 0.1%
	Housing — 0.1%
365	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., NATL-RE, 5.900%, 08/01/15	367

	Missouri — 0.3%
	Other Revenue — 0.2%
590	University of Missouri, Curators University, Unrefunded Balance, Series B, Rev., 5.000%, 11/01/17	640

	Prerefunded — 0.1%
410	University of Missouri, Curators University, Series B, Rev., 5.000%, 11/01/13 (p)	451

	Total Missouri	1,091

	Montana — 0.3%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	429

	Education — 0.2%
890	Montana State Board of Regents, Higher Education, Series H, Rev., AMBAC, 5.000%, 11/15/18	973

	Total Montana	1,402

	New Jersey — 3.7%
	Housing — 1.2%
4,660	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/28	5,030

	Prerefunded — 1.3%
5,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, Rev., NATL-RE, 5.250%, 06/15/15 (k) (p)	5,878

	Transportation — 1.2%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	5,095

	Total New Jersey	16,003

	New York — 19.5%
	Education — 0.5%
1,900	New York Municipal Bond Bank Agency, Series C, Rev., 5.250%, 06/01/21	2,020

	General Obligation — 2.3%
9,135	New York City, Unrefunded Balance, GO, 6.000%, 01/15/18	9,754
10	Rome City School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	10

		9,764

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Housing — 1.5%
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.500%, 06/01/20	3,207
3,000	Series B-1C, Rev., 5.500%, 06/01/21	3,206

		6,413

	Other Revenue — 6.4%
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.375%, 06/15/19	9,673
7,270	Series E, Rev., 5.375%, 06/15/17	7,539
7,135	Series E, Rev., 5.375%, 06/15/18	7,373
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/19	3,209

		27,794

	Prerefunded — 0.0% (g)
120	New York City, Series F, GO, 6.000%,
	01/15/13 (p)	130

	Transportation — 7.0%
26,000	Port Authority of New York & New
	Jersey, CONS, 93rd Series, Rev.,
	6.125%, 06/01/94	30,091

	Water & Sewer — 1.8%
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer, Series DD, Rev., 5.000%, 06/15/39	2,010
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,569

		7,579

	Total New York	83,791

	North Carolina — 0.0% (g)
	Housing — 0.0% (g)
20	North Carolina Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.250%, 03/01/28	21

	Ohio — 0.7%
	General Obligation — 0.4%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	569
400	GO, AGC, 6.000%, 12/01/28	450
250	GO, AGC, 6.125%, 12/01/33	276
400	GO, AGC, 6.125%, 12/01/38	437

		1,732

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	RiverSouth Authority, Riverfront Area Redevelopment, Series A, Rev., 5.250%, 12/01/21	1,092

	Total Ohio	2,824

	Oklahoma — 0.5%
	Water & Sewer — 0.5%
2,000	Oklahoma City Water Utilities Trust, Series A, Rev., 5.000%, 07/01/34	2,157

	Pennsylvania — 1.2%
	Industrial Development Revenue/Pollution Control Revenue — 1.2%
5,000	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.500%, 07/01/18	5,210

	South Carolina — 5.1%
	General Obligation — 2.5%
9,515	Laurens County School District, No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	10,762

	Prerefunded — 1.2%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,171

	Utility — 1.4%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,903

	Total South Carolina	21,836

	South Dakota — 1.4%
	Other Revenue — 0.6%
915	Heartland Consumers Power District, Rev., AGM, 6.000%, 01/01/17 (p)	998
1,585	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17	1,831

		2,829

	Prerefunded — 0.8%
2,006	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	2,246
975	Heartland Consumers Power District, Electric, Rev., 7.000%, 01/01/16 (p)	1,112

		3,358

	Total South Dakota	6,187

	Texas — 9.8%
	General Obligation — 1.1%
535	City of Carrollton, GO, 5.000%, 08/15/26	605
2,200	City of Forney, Independent School District, School Building, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,449

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
1,550	Clear Creek Independent School District, School Improvement, GO, 5.250%, 02/15/26	1,723

		4,777

	Hospital — 0.9%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/35	3,904

	Other Revenue — 2.2%
1,965	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/42	1,988
5,000	Lower Colorado River Authority, Rev.,
	5.750%, 05/15/28	5,348
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,248

		9,584

	Prerefunded — 3.3%
3,915	City of Brownsville, Priority Refunding, Utilities, Rev., NATL-RE, 6.250%, 09/01/14 (p)	4,239
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,249
4,250	City of San Antonio, Electric & Gas, Rev., 5.000%, 02/01/17 (p)	4,716
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,797

		14,001

	Utility — 1.2%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,175

	Water & Sewer — 1.1%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,667

	Total Texas	42,108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — 2.7%
	Education — 1.5%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,573

	Hospital — 1.2%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	5,070

	Total Washington	11,643

	Wisconsin — 0.0% (g)
	Hospital — 0.0% (g)
	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
90	Rev., 5.625%, 10/01/13	91
30	Rev., 5.625%, 10/01/14	31

	Total Wisconsin	122

	Total Municipal Bonds (Cost $386,700)	421,132

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
5,173	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $5,173)	5,173

	Total Investments — 99.1% (Cost $391,873)	426,305
	Other Assets in Excess of Liabilities — 0.9%	3,924

	NET ASSETS — 100.0%	$430,229

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(71)	30 Year U.S. Treasury Bond	09/21/11	$(9,749)	$(882)
(71)	30 Year U.S. Treasury Bond	12/20/11	(9,658)	(34)

				$(916)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	53

J.P. Morgan Municipal Bond Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

ACA	— Insured by American Capital Access
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.*
AMT	— Alternative Minimum Tax
CIFG	— Insured by CDC IXIS Financial Guaranty
CMO	— Collateralized Mortgage Obligation
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IBCC	— Insured Bond Custodial Certificate
ICC	— Insured Custody Certificates
ICR	— Insured Custodial Receipts
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MTG	— Insured by California Mortgage Insurance
MTGS	— Mortgages
NATL	— Insured by National Public Finance Guarantee Corp.
PRIV	— Private
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RADIAN	— Insured by Radian Asset Assurance
RE	— Reinsured
REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue

SCSDE	— South Carolina School District Enhancement
SO	— Special Obligation
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

	Fund	Value	Percentage
	Municipal Income Fund	$7,718	0.9%

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.

* Filed for bankruptcy on November 8, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	55

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	Arizona Municipal Bond Fund		Michigan Municipal Bond Fund		Municipal Income Fund
ASSETS:
Investments in non-affiliates, at value	$110,333		$102,688		$795,854
Investments in affiliates, at value	1,198		729		21,325

Total investment securities, at value	111,531		103,417		817,179
Receivables:
Fund shares sold	31		66		544
Interest from non-affiliates	1,063		1,068		9,725
Dividends from non-affiliates	—		—		30
Dividends from affiliates	—	(a)	—	(a)	1

Total Assets	112,625		104,551		827,479

LIABILITIES:
Payables:
Dividends	73		93		1,915
Fund shares redeemed	99		48		543
Accrued liabilities:
Investment advisory fees	29		27		210
Administration fees	9		9		71
Shareholder servicing fees	13		9		144
Distribution fees	17		15		37
Custodian and accounting fees	14		15		36
Trustees’ and Chief Compliance Officer’s fees	1		1		1
Audit fees	26		26		16
Other	22		21		65

Total Liabilities	303		264		3,038

Net Assets	$112,322		$104,287		$824,441

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Arizona Municipal Bond Fund	Michigan Municipal Bond Fund	Municipal Income Fund
NET ASSETS:
Paid in capital	$103,574	$96,271	$805,375
Accumulated undistributed (distributions in excess of) net investment income	(1)	(6)	(59)
Accumulated net realized gains (losses)	1,156	2,275	(10,916)
Net unrealized appreciation (depreciation)	7,593	5,747	30,041

Total Net Assets	$112,322	$104,287	$824,441

NET ASSETS:
Class A	$30,946	$46,499	$92,286
Class B	770	1,547	1,322
Class C	15,806	7,559	25,518
Select Class	64,800	48,682	705,315

Total	$112,322	$104,287	$824,441

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	3,125	4,291	9,108
Class B	77	151	131
Class C	1,585	739	2,538
Select Class	6,468	4,500	70,019

Net Asset Value:
Class A — Redemption price per share	$9 .90	$10 .84	$10 .13
Class B — Offering price per share (b)	10 .02	10 .26	10 .08
Class C — Offering price per share (b)	9 .97	10 .23	10 .05
Select Class — Offering and redemption price per share	10 .02	10 .82	10 .07
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10 .29	$11 .26	$10 .52

Cost of investments in non-affiliates	$102,740	$96,941	$765,813
Cost of investments in affiliates	1,198	729	21,325

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	57

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Ohio Municipal Bond Fund		Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$230,135		$1,110,295		$421,132
Investments in affiliates, at value	663		8,669		5,173

Total investment securities, at value	230,798		1,118,964		426,305
Receivables:
Fund shares sold	1,432		507		287
Interest from non-affiliates	2,484		12,634		5,174
Dividends from affiliates	—	(a)	1		—	(a)
Variation margin on futures contracts	—		—		180

Total Assets	234,714		1,132,106		431,946

LIABILITIES:
Payables:
Dividends	154		1,062		778
Investment securities purchased	—		8,622		—
Fund shares redeemed	221		900		612
Accrued liabilities:
Investment advisory fees	60		111		109
Administration fees	18		84		37
Shareholder servicing fees	34		199		35
Distribution fees	51		49		61
Custodian and accounting fees	17		36		24
Trustees’ and Chief Compliance Officer’s fees	1		—	(a)	—
Other	59		155		61

Total Liabilities	615		11,218		1,717

Net Assets	$234,099		$1,120,888		$430,229

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Ohio Municipal Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
NET ASSETS:
Paid in capital	$218,682	$1,130,395	$398,097
Accumulated undistributed (distributions in excess of) net investment income	(8)	(32)	(50)
Accumulated net realized gains (losses)	273	(34,580)	(1,334)
Net unrealized appreciation (depreciation)	15,152	25,105	33,516

Total Net Assets	$234,099	$1,120,888	$430,229

NET ASSETS:
Class A	$97,073	$102,664	$177,620
Class B	2,283	196	1,801
Class C	44,965	45,403	34,516
Institutional Class	—	190,737	—
Select Class	89,778	781,888	216,292

Total	$234,099	$1,120,888	$430,229

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	8,610	9,664	14,339
Class B	201	18	146
Class C	3,971	4,240	2,803
Institutional Class	—	17,867	—
Select Class	8,011	73,403	17,516

Net Asset Value:
Class A — Redemption price per share	$11 .27	$10 .62	$12 .39
Class B — Offering price per share (b)	11 .38	10 .73	12 .35
Class C — Offering price per share (b)	11 .32	10 .71	12 .31
Institutional Class — Offering and redemption price per share	—	10 .68	—
Select Class — Offering and redemption price per share	11 .21	10 .65	12 .35
Class A maximum sales charge	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11 .71	$10 .86	$12 .87

Cost of investments in non-affiliates	$214,983	$1,085,190	$386,700
Cost of investments in affiliates	663	8,669	5,173

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	59

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	Arizona Municipal Bond Fund		Michigan Municipal Bond Fund		Municipal Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,219		$2,395		$17,946
Dividend income from non-affiliates	—		—		179
Dividend income from affiliates	—	(a)	—	(a)	23

Total investment income	2,219		2,395		18,148

EXPENSES:
Investment advisory fees	175		165		1,456
Administration fees	51		48		428
Distribution fees:
Class A	42		61		116
Class B	3		7		7
Class C	62		28		99
Shareholder servicing fees:
Class A	42		61		116
Class B	1		2		2
Class C	21		10		33
Select Class	82		64		1,062
Custodian and accounting fees	21		25		62
Interest expense to affiliates	—	(a)	—	(a)	—
Professional fees	21		20		21
Trustees’ and Chief Compliance Officer’s fees	1		1		5
Printing and mailing costs	4		5		15
Registration and filing fees	1		8		19
Transfer agent fees	13		15		41
Other	3		4		5

Total expenses	543		524		3,487

Less amounts waived	(59)		(75)		(317)
Less earnings credits	—		—		—	(a)

Net expenses	484		449		3,170

Net investment income (loss)	1,735		1,946		14,978

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from
investments in non-affiliates	501		722		5,759
Change in net unrealized appreciation (depreciation) of
investments in non-affiliates	3,298		2,780		20,801

Net realized/unrealized gains (losses)	3,799		3,502		26,560

Change in net assets resulting from operations	$5,534		$5,448		$41,538

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Ohio Municipal Bond Fund		Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,970		$10,512		$11,453
Dividend income from affiliates	—	(a)	6		2

Total investment income	4,970		10,518		11,455

EXPENSES:
Investment advisory fees	367		1,443		699
Administration fees	108		509		205
Distribution fees:
Class A	123		138		225
Class B	13		1		9
Class C	177		172		133
Shareholder servicing fees:
Class A	123		138		225
Class B	4		—	(a)	3
Class C	59		57		44
Institutional Class	—		94		—
Select Class	119		1,013		310
Custodian and accounting fees	32		58		35
Interest expense to affiliates	1		—	(a)	—
Professional fees	21		12		24
Trustees’ and Chief Compliance Officer’s fees	1		6		3
Printing and mailing costs	9		4		14
Registration and filing fees	2		41		32
Transfer agent fees	34		86		45
Other	6		10		11

Total expenses	1,199		3,782		2,017

Less amounts waived	(91)		(844)		(359)
Less earnings credits	—	(a)	—	(a)	— (a)

Net expenses	1,108		2,938		1,658

Net investment income (loss)	3,862		7,580		9,797

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	561		740		3,480
Futures	—		—		(1,718)

Net realized gain (loss)	561		740		1,762

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	6,434		18,709		10,532
Futures	—		—		(874)

Change in net unrealized appreciation (depreciation)	6,434		18,709		9,658

Net realized/unrealized gains (losses)	6,995		19,449		11,420

Change in net assets resulting from operations	$10,857		$27,029		$21,217

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	61

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Arizona Municipal Bond Fund		Michigan Municipal Bond Fund		Municipal Income Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,735	$4,380	$1,946	$5,391	$14,978	$39,193
Net realized gain (loss)	501	1,512	722	1,705	5,759	3,493
Change in net unrealized appreciation (depreciation)	3,298	(4,192)	2,780	(4,863)	20,801	(22,486)

Change in net assets resulting from operations	5,534	1,700	5,448	2,233	41,538	20,200

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(495)	(1,315)	(1,010)	(1,851)	(1,381)	(3,090)
From net realized gains	—	(247)	—	(238)	—	—
Class B
From net investment income	(9)	(24)	(36)	(124)	(22)	(149)
From net realized gains	—	(5)	—	(13)	—	—
Class C
From net investment income	(191)	(531)	(143)	(307)	(319)	(867)
From net realized gains	—	(124)	—	(41)	—	—
Select Class
From net investment income	(1,038)	(2,509)	(1,146)	(2,722)	(13,288)	(35,053)
From net realized gains	—	(420)	—	(243)	—	—

Total distributions to shareholders	(1,733)	(5,175)	(2,335)	(5,539)	(15,010)	(39,159)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(15,187)	(33,933)	(16,156)	(53,743)	(291,581)	(108,445)

NET ASSETS:
Change in net assets	(11,386)	(37,408)	(13,043)	(57,049)	(265,053)	(127,404)
Beginning of period	123,708	161,116	117,330	174,379	1,089,494	1,216,898

End of period	$112,322	$123,708	$104,287	$117,330	$824,441	$1,089,494

Accumulated undistributed (distributions in excess of) net investment income	$(1)	$(3)	$(6)	$383	$(59)	$(27)

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Ohio Municipal Bond Fund		Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,862	$9,170	$7,580	$18,534	$9,797	$27,106
Net realized gain (loss)	561	(218)	740	3,215	1,762	472
Change in net unrealized appreciation (depreciation)	6,434	(5,772)	18,709	(14,722)	9,658	(21,820)

Change in net assets resulting from operations	10,857	3,180	27,029	7,027	21,217	5,758

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,555)	(3,679)	(566)	(1,646)	(3,768)	(8,914)
From net realized gains	—	(25)	—	—	—	—
Class B
From net investment income	(42)	(171)	(1)	(5)	(40)	(139)
From net realized gains	—	(1)	—	—	—	—
Class C
From net investment income	(606)	(1,628)	(129)	(423)	(625)	(1,613)
From net realized gains	—	(14)	—	—	—	—
Institutional Class
From net investment income	—	—	(1,461)	(3,670)	—	—
Select Class
From net investment income	(1,645)	(3,729)	(5,382)	(12,809)	(5,375)	(16,433)
From net realized gains	—	(24)	—	—	—	—

Total distributions to shareholders	(3,848)	(9,271)	(7,539)	(18,553)	(9,808)	(27,099)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(31,956)	(47,351)	(86,263)	(89,669)	(85,349)	(202,668)

NET ASSETS:
Change in net assets	(24,947)	(53,442)	(66,773)	(101,195)	(73,940)	(224,009)
Beginning of period	259,046	312,488	1,187,661	1,288,856	504,169	728,178

End of period	$234,099	$259,046	$1,120,888	$1,187,661	$430,229	$504,169

Accumulated undistributed (distributions in excess of) net investment income	$(8)	$(22)	$(32)	$(73)	$(50)	$(39)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Arizona Municipal Bond Fund		Michigan Municipal Bond Fund		Municipal Income Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,113	$4,525	$1,799	$8,455	$5,243	$18,251
Dividends and distributions reinvested	342	1,089	762	1,582	1,053	2,206
Cost of shares redeemed	(7,018)	(17,876)	(9,675)	(16,505)	(10,711)	(25,184)

Change in net assets from Class A capital transactions	$(5,563)	$(12,262)	$(7,114)	$(6,468)	$(4,415)	$(4,727)

Class B
Proceeds from shares issued	$—	$32	$— (a)	$1	$— (a)	$40
Dividends and distributions reinvested	6	20	27	89	18	119
Cost of shares redeemed	(79)	(407)	(1,138)	(4,079)	(1,738)	(6,181)

Change in net assets from Class B capital transactions	$(73)	$(355)	$(1,111)	$(3,989)	$(1,720)	$(6,022)

Class C
Proceeds from shares issued	$615	$5,530	$903	$3,087	$1,855	$10,386
Dividends and distributions reinvested	156	531	127	297	244	654
Cost of shares redeemed	(3,654)	(12,073)	(1,851)	(5,673)	(4,709)	(16,458)

Change in net assets from Class C capital transactions	$(2,883)	$(6,012)	$(821)	$(2,289)	$(2,610)	$(5,418)

Select Class
Proceeds from shares issued	$8,015	$10,399	$3,166	$4,163	$81,624	$334,672
Dividends and distributions reinvested	569	1,461	426	1,386	788	1,607
Cost of shares redeemed	(15,252)	(27,164)	(10,702)	(46,546)	(365,248)	(428,557)

Change in net assets from Select Class capital transactions	$(6,668)	$(15,304)	$(7,110)	$(40,997)	$(282,836)	$(92,278)

Total change in net assets from capital transactions	$(15,187)	$(33,933)	$(16,156)	$(53,743)	$(291,581)	$(108,445)

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Arizona Municipal Bond Fund		Michigan Municipal Bond Fund		Municipal Income Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	114	461	169	785	525	1,817
Reinvested	35	112	72	147	105	221
Redeemed	(721)	(1,853)	(914)	(1,545)	(1,075)	(2,532)

Change in Class A Shares	(572)	(1,280)	(673)	(613)	(445)	(494)

Class B
Issued	—	3	— (a)	— (a)	— (a)	4
Reinvested	1	2	3	9	2	12
Redeemed	(8)	(41)	(114)	(400)	(176)	(622)

Change in Class B Shares	(7)	(36)	(111)	(391)	(174)	(606)

Class C
Issued	62	560	89	302	187	1,042
Reinvested	16	54	13	29	24	66
Redeemed	(375)	(1,237)	(184)	(565)	(477)	(1,672)

Change in Class C Shares	(297)	(623)	(82)	(234)	(266)	(564)

Select Class
Issued	813	1,051	300	389	8,274	33,704
Reinvested	58	148	40	129	80	162
Redeemed	(1,556)	(2,766)	(1,007)	(4,360)	(36,794)	(43,425)

Change in Select Class Shares	(685)	(1,567)	(667)	(3,842)	(28,440)	(9,559)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Ohio Municipal Bond Fund		Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$7,034	$24,603	$6,666	$44,765	$13,078	$66,770
Dividends and distributions reinvested	1,081	2,478	495	1,371	2,772	6,315
Cost of shares redeemed	(16,710)	(44,867)	(28,063)	(79,100)	(29,874)	(88,630)

Change in net assets from Class A capital transactions	$(8,595)	$(17,786)	$(20,902)	$(32,964)	$(14,024)	$(15,545)

Class B
Proceeds from shares issued	$116	$59	$52	$75	$25	$60
Dividends and distributions reinvested	33	130	— (a)	3	27	97
Cost of shares redeemed	(2,546)	(5,609)	(256)	(633)	(1,144)	(2,855)

Change in net assets from Class B capital transactions	$(2,397)	$(5,420)	$(204)	$(555)	$(1,092)	$(2,698)

Class C
Proceeds from shares issued	$2,505	$18,960	$7,697	$28,135	$4,234	$27,079
Dividends and distributions reinvested	521	1,377	122	389	506	1,300
Cost of shares redeemed	(10,601)	(30,609)	(14,384)	(42,007)	(8,456)	(28,776)

Change in net assets from Class C capital transactions	$(7,575)	$(10,272)	$(6,565)	$(13,483)	$(3,716)	$(397)

Institutional Class
Proceeds from shares issued	$—	$—	$109,745	$253,776	$—	$—
Dividends and distributions reinvested	—	—	142	330	—	—
Cost of shares redeemed	—	—	(122,021)	(232,198)	—	—

Change in net assets from Institutional Class capital transactions	$—	$—	$(12,134)	$21,908	$—	$—

Select Class
Proceeds from shares issued	$7,622	$27,523	$187,496	$685,549	$5,837	$20,488
Dividends and distributions reinvested	874	1,735	335	1,003	546	1,993
Cost of shares redeemed	(21,885)	(43,131)	(234,289)	(751,127)	(72,900)	(206,509)

Change in net assets from Select Class capital transactions	$(13,389)	$(13,873)	$(46,458)	$(64,575)	$(66,517)	$(184,028)

Total change in net assets from capital transactions	$(31,956)	$(47,351)	$(86,263)	$(89,669)	$(85,349)	$(202,668)

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Ohio Municipal Bond Fund		Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	633	2,209	633	4,253	1,065	5,340
Reinvested	98	222	47	131	227	508
Redeemed	(1,515)	(4,065)	(2,670)	(7,538)	(2,449)	(7,189)

Change in Class A Shares	(784)	(1,634)	(1,990)	(3,154)	(1,157)	(1,341)

Class B
Issued	10	5	5	7	2	5
Reinvested	3	12	— (a)	— (a)	2	8
Redeemed	(228)	(499)	(24)	(60)	(94)	(230)

Change in Class B Shares	(215)	(482)	(19)	(53)	(90)	(217)

Class C
Issued	224	1,685	722	2,655	347	2,173
Reinvested	47	123	12	36	41	106
Redeemed	(955)	(2,772)	(1,358)	(3,972)	(697)	(2,361)

Change in Class C Shares	(684)	(964)	(624)	(1,281)	(309)	(82)

Institutional Class
Issued	—	—	10,344	24,021	—	—
Reinvested	—	—	14	31	—	—
Redeemed	—	—	(11,528)	(21,997)	—	—

Change in Institutional Class Shares	—	—	(1,170)	2,055	—	—

Select Class
Issued	693	2,488	17,776	64,968	477	1,658
Reinvested	79	157	32	95	45	160
Redeemed	(1,992)	(3,919)	(22,197)	(71,287)	(5,972)	(16,796)

Change in Select Class Shares	(1,220)	(1,274)	(4,389)	(6,224)	(5,450)	(14,978)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Arizona Municipal Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$9.58	$0.14	$0.33	$0.47	$(0.15)	$—	$(0.15)
Year Ended February 28, 2011	9.80	0.27	(0.15)	0.12	(0.29)	(0.05)	(0.34)
Year Ended February 28, 2010	9.58	0.31	0.22	0.53	(0.31)	—	(0.31)
Year Ended February 28, 2009	9.30	0.33	0.28	0.61	(0.33)	—	(0.33)
Year Ended February 29, 2008	9.54	0.34	(0.22)	0.12	(0.34)	(0.02)	(0.36)
Year Ended February 28, 2007	9.60	0.36	(0.02)	0.34	(0.36)	(0.04)	(0.40)

Class B
Six Months Ended August 31, 2011 (Unaudited)	9.70	0.11	0.33	0.44	(0.12)	—	(0.12)
Year Ended February 28, 2011	9.92	0.22	(0.16)	0.06	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2010	9.69	0.25	0.22	0.47	(0.24)	—	(0.24)
Year Ended February 28, 2009	9.39	0.26	0.30	0.56	(0.26)	—	(0.26)
Year Ended February 29, 2008	9.62	0.28	(0.21)	0.07	(0.28)	(0.02)	(0.30)
Year Ended February 28, 2007	9.69	0.30	(0.03)	0.27	(0.30)	(0.04)	(0.34)

Class C
Six Months Ended August 31, 2011 (Unaudited)	9.65	0.11	0.33	0.44	(0.12)	—	(0.12)
Year Ended February 28, 2011	9.87	0.22	(0.16)	0.06	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2010	9.65	0.25	0.22	0.47	(0.25)	—	(0.25)
Year Ended February 28, 2009	9.37	0.27	0.28	0.55	(0.27)	—	(0.27)
Year Ended February 29, 2008	9.60	0.28	(0.21)	0.07	(0.28)	(0.02)	(0.30)
Year Ended February 28, 2007	9.67	0.31	(0.04)	0.27	(0.30)	(0.04)	(0.34)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	9.69	0.16	0.33	0.49	(0.16)	—	(0.16)
Year Ended February 28, 2011	9.91	0.32	(0.18)	0.14	(0.31)	(0.05)	(0.36)
Year Ended February 28, 2010	9.68	0.34	0.22	0.56	(0.33)	—	(0.33)
Year Ended February 28, 2009	9.39	0.35	0.29	0.64	(0.35)	—	(0.35)
Year Ended February 29, 2008	9.63	0.36	(0.22)	0.14	(0.36)	(0.02)	(0.38)
Year Ended February 28, 2007	9.69	0.39	(0.02)	0.37	(0.39)	(0.04)	(0.43)

(a)	Annualized for period less than one year.
(b)	Not annualized for period less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.90	4.90%	$30,946	0.88%	2.94%	1.00%	2%
9.58	1.23	35,413	0.88	2.88	1.01	8
9.80	5.59	48,783	0.87	3.14	1.01	14
9.58	6.64	45,037	0.88	3.42	1.02	25
9.30	1.30	37,232	0.88	3.55	1.02	19
9.54	3.61	32,842	0.88	3.77	1.01	30

10.02	4.54	770	1.50	2.32	1.50	2
9.70	0.58	818	1.50	2.26	1.51	8
9.92	4.94	1,191	1.50	2.51	1.51	14
9.69	6.09	1,243	1.51	2.79	1.52	25
9.39	0.72	1,410	1.52	2.92	1.52	19
9.62	2.83	1,477	1.51	3.16	1.51	30

9.97	4.55	15,806	1.50	2.32	1.50	2
9.65	0.60	18,163	1.50	2.25	1.51	8
9.87	4.90	24,729	1.50	2.48	1.51	14
9.65	5.98	11,258	1.52	2.78	1.52	25
9.37	0.78	3,309	1.52	2.91	1.52	19
9.60	2.85	2,456	1.51	3.14	1.51	30

10.02	5.08	64,800	0.63	3.19	0.75	2
9.69	1.46	69,314	0.63	3.13	0.76	8
9.91	5.89	86,413	0.62	3.40	0.76	14
9.68	6.94	95,546	0.63	3.68	0.77	25
9.39	1.52	110,367	0.63	3.81	0.77	19
9.63	3.83	102,553	0.63	4.02	0.76	30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	69

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Michigan Municipal Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.52	$0.19	(e)	$0.35	$0.54	$(0.22)	$—	$(0.22)
Year Ended February 28, 2011	10.77	0.37	(e)	(0.24)	0.13	(0.34)	(0.04)	(0.38)
Year Ended February 28, 2010	10.52	0.38	(e)	0.25	0.63	(0.38)	—	(0.38)
Year Ended February 28, 2009	10.36	0.38	(e)	0.16	0.54	(0.38)	—	(0.38)
Year Ended February 29, 2008	10.65	0.39	(e)	(0.29)	0.10	(0.39)	—	(0.39)
Year Ended February 28, 2007	10.69	0.42		(0.05)	0.37	(0.41)	—	(0.41)

Class B
Six Months Ended August 31, 2011 (Unaudited)	9.98	0.14	(e)	0.33	0.47	(0.19)	—	(0.19)
Year Ended February 28, 2011	10.23	0.29	(e)	(0.22)	0.07	(0.28)	(0.04)	(0.32)
Year Ended February 28, 2010	10.01	0.30	(e)	0.24	0.54	(0.32)	—	(0.32)
Year Ended February 28, 2009	9.88	0.30	(e)	0.15	0.45	(0.32)	—	(0.32)
Year Ended February 29, 2008	10.17	0.31	(e)	(0.27)	0.04	(0.33)	—	(0.33)
Year Ended February 28, 2007	10.23	0.32		(0.03)	0.29	(0.35)	—	(0.35)

Class C
Six Months Ended August 31, 2011 (Unaudited)	9.95	0.14	(e)	0.33	0.47	(0.19)	—	(0.19)
Year Ended February 28, 2011	10.20	0.29	(e)	(0.22)	0.07	(0.28)	(0.04)	(0.32)
Year Ended February 28, 2010	9.99	0.30	(e)	0.24	0.54	(0.33)	—	(0.33)
Year Ended February 28, 2009	9.86	0.30	(e)	0.15	0.45	(0.32)	—	(0.32)
Year Ended February 29, 2008	10.15	0.31	(e)	(0.27)	0.04	(0.33)	—	(0.33)
Year Ended February 28, 2007	10.22	0.35		(0.07)	0.28	(0.35)	—	(0.35)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.51	0.20	(e)	0.35	0.55	(0.24)	—	(0.24)
Year Ended February 28, 2011	10.75	0.39	(e)	(0.22)	0.17	(0.37)	(0.04)	(0.41)
Year Ended February 28, 2010	10.50	0.41	(e)	0.25	0.66	(0.41)	—	(0.41)
Year Ended February 28, 2009	10.35	0.40	(e)	0.15	0.55	(0.40)	—	(0.40)
Year Ended February 29, 2008	10.63	0.42	(e)	(0.28)	0.14	(0.42)	—	(0.42)
Year Ended February 28, 2007	10.68	0.44		(0.05)	0.39	(0.44)	—	(0.44)

(a)	Annualized for period less than one year.
(b)	Not annualized for period less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.84	5.23%	$46,499	0.88%	3.49%	1.03%	4%
10.52	1.26	52,244	0.88	3.44	1.00	12
10.77	6.13	60,059	0.88	3.61	0.99	5
10.52	5.30	51,278	0.88	3.60	1.00	12
10.36	0.93	49,175	0.88	3.68	0.99	4
10.65	3.53	60,941	0.86	3.89	0.97	21

10.26	4.79	1,547	1.53	2.85	1.53	4
9.98	0.70	2,610	1.50	2.81	1.50	12
10.23	5.50	6,679	1.49	3.00	1.50	5
10.01	4.59	12,444	1.50	2.98	1.50	12
9.88	0.37	15,563	1.49	3.07	1.49	4
10.17	2.88	22,644	1.47	3.28	1.47	21

10.23	4.80	7,559	1.53	2.84	1.53	4
9.95	0.71	8,171	1.50	2.81	1.50	12
10.20	5.46	10,768	1.49	3.00	1.49	5
9.99	4.64	5,121	1.50	2.98	1.50	12
9.86	0.37	3,457	1.49	3.07	1.49	4
10.15	2.84	4,381	1.47	3.26	1.47	21

10.82	5.29	48,682	0.63	3.74	0.78	4
10.51	1.59	54,305	0.63	3.67	0.75	12
10.75	6.42	96,873	0.63	3.86	0.75	5
10.50	5.46	132,082	0.63	3.85	0.75	12
10.35	1.29	173,800	0.63	3.93	0.74	4
10.63	3.72	210,128	0.61	4.13	0.72	21

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Municipal Income Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$9.86	$0.15	(f)	$0.27	$0.42	$(0.15)
Year Ended February 28, 2011	10.00	0.31	(f)	(0.14)	0.17	(0.31)
Year Ended February 28, 2010	9.57	0.32	(f)	0.43	0.75	(0.32)
Year Ended February 28, 2009	9.55	0.34		0.02	0.36	(0.34)
Year Ended February 29, 2008	9.81	0.34		(0.27)	0.07	(0.33)
Year Ended February 28, 2007	9.79	0.35		0.01	0.36	(0.34)

Class B
Six Months Ended August 31, 2011 (Unaudited)	9.80	0.12	(f)	0.28	0.40	(0.12)
Year Ended February 28, 2011	9.94	0.25	(f)	(0.14)	0.11	(0.25)
Year Ended February 28, 2010	9.52	0.27	(f)	0.42	0.69	(0.27)
Year Ended February 28, 2009	9.50	0.29		0.01	0.30	(0.28)
Year Ended February 29, 2008	9.76	0.30		(0.29)	0.01	(0.27)
Year Ended February 28, 2007	9.73	0.29		0.02	0.31	(0.28)

Class C
Six Months Ended August 31, 2011 (Unaudited)	9.78	0.12	(f)	0.27	0.39	(0.12)
Year Ended February 28, 2011	9.93	0.25	(f)	(0.15)	0.10	(0.25)
Year Ended February 28, 2010	9.51	0.27	(f)	0.42	0.69	(0.27)
Year Ended February 28, 2009	9.48	0.28		0.03	0.31	(0.28)
Year Ended February 29, 2008	9.75	0.28		(0.28)	—	(0.27)
Year Ended February 28, 2007	9.72	0.28		0.03	0.31	(0.28)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	9.80	0.16	(f)	0.27	0.43	(0.16)
Year Ended February 28, 2011	9.94	0.33	(f)	(0.14)	0.19	(0.33)
Year Ended February 28, 2010	9.52	0.35	(f)	0.42	0.77	(0.35)
Year Ended February 28, 2009	9.50	0.36		0.02	0.38	(0.36)
Year Ended February 29, 2008	9.77	0.36		(0.27)	0.09	(0.36)
Year Ended February 28, 2007	9.74	0.36		0.03	0.39	(0.36)

(a)	Annualized for period less than one year.
(b)	Not annualized for period less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	See Note 2.H.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (excluding imputed interest) (d)	Net expenses (including imputed interest) (d)(e)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (excluding imputed interest)	Expenses without waivers, reimbursements and earnings credits (including imputed interest) (e)		Portfolio turnover rate (b)

$10.13	4.29%	$92,286	0.86%	0.86%		2.91%	0.92%	0.92%		5%
9.86	1.67	94,167	0.87	0.87		3.07	0.93	0.93		18
10.00	8.01	100,454	0.86	0.86		3.32	0.93	0.93		18
9.57	3.81	91,082	0.87	0.88	(e)	3.49	0.94	0.95	(e)	12
9.55	0.73	101,274	0.85	0.88	(e)	3.44	0.94	0.97	(e)	29
9.81	3.76	106,260	0.84	0.91	(e)	3.53	0.93	1.00	(e)	39

10.08	4.13	1,322	1.41	1.41		2.32	1.43	1.43		5
9.80	1.12	2,993	1.42	1.42		2.52	1.43	1.43		18
9.94	7.32	9,058	1.43	1.43		2.77	1.43	1.43		18
9.52	3.23	14,094	1.44	1.45	(e)	2.91	1.44	1.45	(e)	12
9.50	0.10	19,530	1.44	1.47	(e)	2.86	1.44	1.47	(e)	29
9.76	3.29	34,456	1.43	1.50	(e)	2.95	1.43	1.50	(e)	39

10.05	4.03	25,518	1.41	1.41		2.35	1.43	1.43		5
9.78	1.04	27,426	1.42	1.42		2.51	1.42	1.42		18
9.93	7.35	33,426	1.42	1.42		2.74	1.43	1.43		18
9.51	3.36	18,906	1.44	1.45	(e)	2.92	1.44	1.45	(e)	12
9.48	0.02	17,655	1.44	1.47	(e)	2.86	1.44	1.47	(e)	29
9.75	3.29	19,137	1.43	1.50	(e)	2.94	1.43	1.50	(e)	39

10.07	4.44	705,315	0.61	0.61		3.14	0.67	0.67		5
9.80	1.94	964,908	0.62	0.62		3.32	0.68	0.68		18
9.94	8.22	1,073,960	0.62	0.62		3.57	0.68	0.68		18
9.52	4.08	1,110,963	0.62	0.63	(e)	3.73	0.69	0.70	(e)	12
9.50	0.89	1,512,691	0.60	0.63	(e)	3.69	0.69	0.72	(e)	29
9.77	4.14	1,372,743	0.59	0.66	(e)	3.77	0.68	0.75	(e)	39

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	73

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Ohio Municipal Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.95	$0.18	(e)	$0.32	$0.50	$(0.18)	$—		$(0.18)
Year Ended February 28, 2011	11.15	0.34	(e)	(0.19)	0.15	(0.35)	—	(f)	(0.35)
Year Ended February 28, 2010	10.87	0.36	(e)	0.28	0.64	(0.36)	—		(0.36)
Year Ended February 28, 2009	10.58	0.40		0.29	0.69	(0.40)	—		(0.40)
Year Ended February 29, 2008	10.86	0.41		(0.28)	0.13	(0.41)	—		(0.41)
Year Ended February 28, 2007	10.88	0.42		(0.02)	0.40	(0.42)	—		(0.42)

Class B
Six Months Ended August 31, 2011 (Unaudited)	11.04	0.15	(e)	0.33	0.48	(0.14)	—		(0.14)
Year Ended February 28, 2011	11.24	0.28	(e)	(0.20)	0.08	(0.28)	—	(f)	(0.28)
Year Ended February 28, 2010	10.95	0.30	(e)	0.28	0.58	(0.29)	—		(0.29)
Year Ended February 28, 2009	10.66	0.35		0.27	0.62	(0.33)	—		(0.33)
Year Ended February 29, 2008	10.93	0.37		(0.30)	0.07	(0.34)	—		(0.34)
Year Ended February 28, 2007	10.96	0.37		(0.05)	0.32	(0.35)	—		(0.35)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.99	0.15	(e)	0.33	0.48	(0.15)	—		(0.15)
Year Ended February 28, 2011	11.20	0.28	(e)	(0.21)	0.07	(0.28)	—	(f)	(0.28)
Year Ended February 28, 2010	10.91	0.29	(e)	0.29	0.58	(0.29)	—		(0.29)
Year Ended February 28, 2009	10.63	0.34		0.28	0.62	(0.34)	—		(0.34)
Year Ended February 29, 2008	10.90	0.35		(0.28)	0.07	(0.34)	—		(0.34)
Year Ended February 28, 2007	10.93	0.36		(0.03)	0.33	(0.36)	—		(0.36)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.88	0.19	(e)	0.33	0.52	(0.19)	—		(0.19)
Year Ended February 28, 2011	11.09	0.37	(e)	(0.21)	0.16	(0.37)	—	(f)	(0.37)
Year Ended February 28, 2010	10.81	0.39	(e)	0.28	0.67	(0.39)	—		(0.39)
Year Ended February 28, 2009	10.52	0.43		0.29	0.72	(0.43)	—		(0.43)
Year Ended February 29, 2008	10.80	0.43		(0.28)	0.15	(0.43)	—		(0.43)
Year Ended February 28, 2007	10.83	0.44		(0.02)	0.42	(0.45)	—		(0.45)

(a)	Annualized for period less than one year.
(b)	Not annualized for period less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.27	4.59%	$97,073	0.88%	3.19%	0.98%	1%
10.95	1.33	102,830	0.87	3.06	0.97	7
11.15	5.94	122,990	0.87	3.27	0.98	7
10.87	6.66	91,571	0.88	3.76	1.00	12
10.58	1.18	69,138	0.88	3.79	1.00	15
10.86	3.74	67,941	0.88	3.87	1.00	19

11.38	4.41	2,283	1.48	2.61	1.48	1
11.04	0.69	4,591	1.46	2.48	1.47	7
11.24	5.35	10,095	1.47	2.71	1.48	7
10.95	5.95	15,896	1.50	3.13	1.50	12
10.66	0.62	18,326	1.50	3.18	1.50	15
10.93	2.99	27,079	1.50	3.26	1.50	19

11.32	4.35	44,965	1.48	2.60	1.48	1
10.99	0.62	51,174	1.46	2.47	1.47	7
11.20	5.41	62,918	1.46	2.64	1.48	7
10.91	5.92	24,481	1.50	3.14	1.50	12
10.63	0.64	8,959	1.50	3.17	1.50	15
10.90	3.06	5,658	1.49	3.25	1.50	19

11.21	4.85	89,778	0.63	3.44	0.73	1
10.88	1.49	100,451	0.62	3.32	0.72	7
11.09	6.26	116,485	0.62	3.53	0.73	7
10.81	6.98	102,013	0.63	4.00	0.75	12
10.52	1.43	118,518	0.63	4.04	0.75	15
10.80	3.94	106,494	0.63	4.12	0.75	19

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	75

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.44	$0.06	(e)	$0.18	$0.24	$(0.06)
Year Ended February 28, 2011	10.53	0.12	(e)	(0.09)	0.03	(0.12)
Year Ended February 28, 2010	10.29	0.17	(e)	0.24	0.41	(0.17)
Year Ended February 28, 2009	10.17	0.29		0.10	0.39	(0.27)
Year Ended February 29, 2008	10.13	0.28		0.06	0.34	(0.30)
Year Ended February 28, 2007	10.10	0.25		0.04	0.29	(0.26)

Class B
Six Months Ended August 31, 2011 (Unaudited)	10.54	0.03	(e)	0.19	0.22	(0.03)
Year Ended February 28, 2011	10.63	0.07	(e)	(0.09)	(0.02)	(0.07)
Year Ended February 28, 2010	10.38	0.13	(e)	0.23	0.36	(0.11)
Year Ended February 28, 2009	10.26	0.23		0.11	0.34	(0.22)
Year Ended February 29, 2008	10.21	0.25		0.04	0.29	(0.24)
Year Ended February 28, 2007	10.18	0.21		0.03	0.24	(0.21)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.53	0.03	(e)	0.18	0.21	(0.03)
Year Ended February 28, 2011	10.61	0.07	(e)	(0.08)	(0.01)	(0.07)
Year Ended February 28, 2010	10.37	0.12	(e)	0.24	0.36	(0.12)
Year Ended February 28, 2009	10.25	0.22		0.12	0.34	(0.22)
Year Ended February 29, 2008	10.21	0.25		0.03	0.28	(0.24)
Year Ended February 28, 2007	10.18	0.22		0.02	0.24	(0.21)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	10.49	0.08	(e)	0.19	0.27	(0.08)
Year Ended February 28, 2011	10.58	0.18	(e)	(0.09)	0.09	(0.18)
June 19, 2009 (f) through February 28, 2010	10.36	0.15	(e)	0.21	0.36	(0.14)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.47	0.07	(e)	0.18	0.25	(0.07)
Year Ended February 28, 2011	10.56	0.15	(e)	(0.09)	0.06	(0.15)
Year Ended February 28, 2010	10.32	0.19	(e)	0.24	0.43	(0.19)
Year Ended February 28, 2009	10.20	0.30		0.12	0.42	(0.30)
Year Ended February 29, 2008	10.16	0.32		0.04	0.36	(0.32)
Year Ended February 28, 2007	10.13	0.29		0.03	0.32	(0.29)

(a)	Annualized for period less than one year.
(b)	Not annualized for period less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.62	2.26%	$102,664	0.75%	1.08%	0.88%	22%
10.44	0.32	121,687	0.74	1.18	0.88	42
10.53	3.97	155,902	0.75	1.63	0.90	22
10.29	3.92	73,101	0.80	2.62	0.95	40
10.17	3.38	26,376	0.80	2.89	0.94	43
10.13	2.93	43,798	0.80	2.55	0.92	24

10.73	2.07	196	1.25	0.60	1.38	22
10.54	(0.18)	394	1.24	0.69	1.38	42
10.63	3.48	953	1.26	1.28	1.43	22
10.38	3.36	3,305	1.30	2.17	1.45	40
10.26	2.89	5,739	1.30	2.39	1.44	43
10.21	2.40	9,005	1.30	2.05	1.42	24

10.71	2.00	45,403	1.25	0.58	1.38	22
10.53	(0.07)	51,202	1.24	0.68	1.38	42
10.61	3.44	65,222	1.25	1.10	1.40	22
10.37	3.40	21,616	1.30	2.14	1.45	40
10.25	2.80	15,096	1.30	2.39	1.44	43
10.21	2.40	21,490	1.30	2.04	1.42	24

10.68	2.61	190,737	0.25	1.58	0.48	22
10.49	0.84	199,764	0.24	1.67	0.48	42
10.58	3.49	179,648	0.24	2.01	0.48	22

10.65	2.41	781,888	0.50	1.33	0.63	22
10.47	0.59	814,614	0.49	1.43	0.63	42
10.56	4.23	887,131	0.49	1.82	0.64	22
10.32	4.17	170,295	0.55	2.90	0.70	40
10.20	3.63	180,070	0.55	3.14	0.69	43
10.16	3.19	198,903	0.55	2.80	0.67	24

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	77

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Free Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$12.08	$0.26	$0.31	$0.57	$(0.26)	$—	$(0.26)
Year Ended February 28, 2011	12.49	0.50	(0.40)	0.10	(0.51)	—	(0.51)
Year Ended February 28, 2010	12.15	0.53	0.34	0.87	(0.53)	—	(0.53)
Year Ended February 28, 2009	12.08	0.52	0.07	0.59	(0.52)	—	(0.52)
Year Ended February 29, 2008	12.72	0.52	(0.62)	(0.10)	(0.52)	(0.02)	(0.54)
Year Ended February 28, 2007	12.76	0.51	—	0.51	(0.52)	(0.03)	(0.55)

Class B
Six Months Ended August 31, 2011 (Unaudited)	12.04	0.16	0.37	0.53	(0.22)	—	(0.22)
Year Ended February 28, 2011	12.45	0.37	(0.36)	0.01	(0.42)	—	(0.42)
Year Ended February 28, 2010	12.11	0.43	0.35	0.78	(0.44)	—	(0.44)
Year Ended February 28, 2009	12.04	0.43	0.08	0.51	(0.44)	—	(0.44)
Year Ended February 29, 2008	12.68	0.43	(0.62)	(0.19)	(0.43)	(0.02)	(0.45)
Year Ended February 28, 2007	12.73	0.42	(0.01)	0.41	(0.43)	(0.03)	(0.46)

Class C
Six Months Ended August 31, 2011 (Unaudited)	12.01	0.21	0.31	0.52	(0.22)	—	(0.22)
Year Ended February 28, 2011	12.42	0.41	(0.40)	0.01	(0.42)	—	(0.42)
Year Ended February 28, 2010	12.09	0.45	0.34	0.79	(0.46)	—	(0.46)
July 1, 2008 (e) through February 28, 2009	12.24	0.30	(0.14)	0.16	(0.31)	—	(0.31)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	12.05	0.28	0.29	0.57	(0.27)	—	(0.27)
Year Ended February 28, 2011	12.45	0.54	(0.41)	0.13	(0.53)	—	(0.53)
Year Ended February 28, 2010	12.11	0.56	0.33	0.89	(0.55)	—	(0.55)
Year Ended February 28, 2009	12.05	0.54	0.06	0.60	(0.54)	—	(0.54)
Year Ended February 29, 2008	12.69	0.54	(0.62)	(0.08)	(0.54)	(0.02)	(0.56)
Year Ended February 28, 2007	12.74	0.53	(0.01)	0.52	(0.54)	(0.03)	(0.57)

(a)	Annualized for period less than one year.
(b)	Not annualized for period less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$12.39	4.77%	$177,620	0.75%	4.18%	0.96%	5%
12.08	0.78	187,253	0.75	4.04	0.94	1
12.49	7.30	210,306	0.75	4.28	0.95	10
12.15	4.98	151,732	0.75	4.28	0.95	30
12.08	(0.85)	127,232	0.75	4.11	0.95	29
12.72	4.03	126,207	0.75	4.02	0.95	31

12.35	4.41	1,801	1.44	3.49	1.46	5
12.04	0.07	2,836	1.44	3.35	1.44	1
12.45	6.58	5,642	1.44	3.60	1.45	10
12.11	4.28	7,832	1.44	3.58	1.45	30
12.04	(1.55)	9,213	1.44	3.42	1.45	29
12.68	3.24	11,836	1.44	3.33	1.45	31

12.31	4.35	34,516	1.44	3.49	1.46	5
12.01	0.08	37,380	1.44	3.35	1.44	1
12.42	6.62	39,673	1.43	3.58	1.44	10
12.09	1.40	5,583	1.44	3.67	1.47	30

12.35	4.80	216,292	0.58	4.35	0.71	5
12.05	1.02	276,700	0.58	4.20	0.69	1
12.45	7.51	472,557	0.58	4.45	0.70	10
12.11	5.11	628,520	0.58	4.43	0.70	30
12.05	(0.67)	751,440	0.58	4.28	0.70	29
12.69	4.13	897,343	0.58	4.19	0.70	31

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II” or the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Arizona Municipal Bond Fund	Class A, Class B, Class C and Select Class	Diversified
Michigan Municipal Bond Fund	Class A, Class B, Class C and Select Class	Diversified
Municipal Income Fund	Class A, Class B, Class C and Select Class	Diversified
Ohio Municipal Bond Fund	Class A, Class B, Class C and Select Class	Diversified
Short-Intermediate Municipal Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified
Tax Free Bond Fund	Class A, Class B, Class C and Select Class	Diversified

Effective November 1, 2009, Class B Shares may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”) (except for Class C Shares of Short-Intermediate Municipal Bond Fund). Class B Shares automatically convert to Class A Shares after eight years (except for Short-Intermediate Municipal Bond Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to the Institutional Class or Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Arizona Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,198	$110,333	$—	$111,531

Michigan Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$729	$102,688	$—	$103,417

Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control
Revenue	$—	$1,315	$—	$1,315
Other Revenue	—	9,403	—	9,403

Total Alabama	—	10,718	—	10,718

Alaska
Housing	—	2,061	—	2,061
Other Revenue	—	2,798	—	2,798

Total Alaska	—	4,859	—	4,859

Arizona
Certificate of Participation/Lease	—	5,438	—	5,438
Hospital	—	4,089	—	4,089
Housing	—	1,558	—	1,558
Other Revenue	—	10,263	—	10,263
Prerefunded	—	3,730	—	3,730
Water & Sewer	—	3,357	—	3,357

Total Arizona	—	28,435	—	28,435

Arkansas
Housing	—	661	—	661
Special Tax	—	4,425	—	4,425

Total Arkansas	—	5,086	—	5,086

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California
Certificate of Participation/Lease	$—	$5,263	$—	$5,263
General Obligation	—	11,232	—	11,232
Hospital	—	4,431	—	4,431
Housing	—	5,682	—	5,682
Other Revenue	—	8,525	—	8,525
Water & Sewer	—	1,214	—	1,214

Total California	—	36,347	—	36,347

Colorado
General Obligation	—	4,737	—	4,737
Hospital	—	2,510	—	2,510
Housing	—	7,290	127	7,417
Industrial Development Revenue/Pollution Control Revenue	—	1,926	—	1,926
Other Revenue	—	1,930	—	1,930
Prerefunded	—	149	—	149
Transportation	—	4,122	—	4,122

Total Colorado	—	22,664	127	22,791

Connecticut
Other Revenue	—	5,073	—	5,073

Delaware
Housing	—	4,474	—	4,474

District of Columbia
Housing	—	777	—	777
Other Revenue	—	3,671	—	3,671
Transportation	—	7,820	—	7,820

Total District of Columbia	—	12,268	—	12,268

Florida
Certificate of Participation/Lease	—	6,824	—	6,824
Education	—	5,184	—	5,184
General Obligation	—	1,365	—	1,365
Hospital	—	560	—	560
Housing	—	12,549	—	12,549
Other Revenue	—	12,640	—	12,640
Resource Recovery	—	1,139	—	1,139
Special Tax	—	2,258	—	2,258
Transportation	—	4,145	—	4,145
Utility	—	10,732	—	10,732
Water & Sewer	—	6,235	—	6,235

Total Florida	—	63,631	—	63,631

Georgia
Certificate of Participation/Lease	—	5,915	—	5,915
General Obligation	—	6,209	—	6,209
Housing	—	1,913	—	1,913

Total Georgia	—	14,037	—	14,037

Hawaii
General Obligation	—	4,914	—	4,914

Idaho
Housing	—	804	—	804

82	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Illinois
General Obligation	$—	$11,263	$—	$11,263
Hospital	—	1,520	—	1,520
Housing	—	11,261	—	11,261
Other Revenue	—	4,249	—	4,249
Transportation	—	100	—	100

Total Illinois	—	28,393	—	28,393

Indiana
General Obligation	—	1,505	—	1,505
Hospital	—	4,887	—	4,887
Housing	—	3,635	—	3,635
Other Revenue	—	5,021	—	5,021
Transportation	—	3,231	—	3,231
Water & Sewer	—	4,419	—	4,419

Total Indiana	—	22,698	—	22,698

Iowa
Housing	—	3,295	—	3,295

Kansas
Housing	—	11,730	—	11,730

Louisiana
Certificate of Participation/Lease	—	1,114	—	1,114
Hospital	—	4,234	—	4,234
Housing	—	5,625	—	5,625
Other Revenue	—	3,808	—	3,808
Utility	—	6,850	—	6,850

Total Louisiana	—	21,631	—	21,631

Maryland
General Obligation	—	16,101	—	16,101
Housing	—	1,763	—	1,763

Total Maryland	—	17,864	—	17,864

Massachusetts
Education	—	2,271	—	2,271
General Obligation	—	3,110	—	3,110
Housing	—	8,192	—	8,192
Water & Sewer	—	6,186	—	6,186

Total Massachusetts	—	19,759	—	19,759

Michigan
Education	—	4,858	—	4,858
Hospital	—	5,771	—	5,771
Housing	—	4,742	—	4,742
Other Revenue	—	3,105	—	3,105
Water & Sewer	—	5,915	—	5,915

Total Michigan	—	24,391	—	24,391

Minnesota
General Obligation	—	10,498	—	10,498
Housing	—	15,055	—	15,055
Other Revenue	—	5,192	—	5,192

Total Minnesota	—	30,745	—	30,745

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mississippi
Housing	$—	$5,004	$—	$5,004
Other Revenue	—	2,156	—	2,156

Total Mississippi	—	7,160	—	7,160

Missouri
Housing	—	11,613	—	11,613
Transportation	—	2,263	—	2,263

Total Missouri	—	13,876	—	13,876

Montana
Housing	—	3,720	—	3,720

Nebraska
Housing	—	2,450	—	2,450

Nevada
Education	—	5,960	—	5,960
General Obligation	—	5,183	—	5,183
Housing	—	2,208	—	2,208
Other Revenue	—	1,662	—	1,662

Total Nevada	—	15,013	—	15,013

New Hampshire
Housing	—	1,699	—	1,699
Other Revenue	—	5,589	—	5,589

Total New Hampshire	—	7,288	—	7,288

New Jersey
General Obligation	—	1,557	—	1,557
Other Revenue	—	10,262	—	10,262
Transportation	—	2,335	—	2,335

Total New Jersey	—	14,154	—	14,154

New Mexico
General Obligation	—	1,205	—	1,205
Housing	—	7,505	—	7,505

Total New Mexico	—	8,710	—	8,710

New York
Certificate of Participation/Lease	—	17,319	—	17,319
Education	—	9,153	—	9,153
General Obligation	—	6,300	—	6,300
Housing	—	2,188	—	2,188
Resource Recovery	—	2,286	—	2,286
Special Tax	—	2,301	—	2,301
Transportation	—	6,060	—	6,060

Total New York	—	45,607	—	45,607

North Carolina
Education	—	5,429	—	5,429
General Obligation	—	2,282	—	2,282
Housing	—	5,790	—	5,790
Other Revenue	—	6,044	—	6,044
Water & Sewer	—	3,996	—	3,996

Total North Carolina	—	23,541	—	23,541

84	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
North Dakota
General Obligation	$—	$1,534	$—	$1,534
Housing	—	2,108	—	2,108
Industrial Development Revenue/Pollution Control Revenue	—	2,050	—	2,050
Other Revenue	—	2,141	—	2,141

Total North Dakota	—	7,833	—	7,833

Ohio
General Obligation	—	7,446	—	7,446
Housing	—	2,576	—	2,576
Industrial Development Revenue/Pollution Control Revenue	—	1,804	—	1,804
Other Revenue	—	8,773	—	8,773
Prerefunded	—	534	—	534
Water & Sewer	—	6,067	—	6,067

Total Ohio	—	27,200	—	27,200

Oklahoma
General Obligation	—	1,853	—	1,853
Housing	—	4,697	—	4,697

Total Oklahoma	—	6,550	—	6,550

Oregon
General Obligation	—	2,219	—	2,219
Housing	—	2,634	—	2,634
Other Revenue	—	3,759	—	3,759

Total Oregon	—	8,612	—	8,612

Other Territories
Housing	—	3,044	—	3,044

Pennsylvania
Education	—	6,609	—	6,609
General Obligation	—	5,016	—	5,016
Hospital	—	—	2,498	2,498
Housing	—	1,252	—	1,252
Industrial Development Revenue/Pollution Control Revenue	—	4,620	—	4,620
Other Revenue	—	7,476	—	7,476
Resource Recovery	—	3,956	—	3,956

Total Pennsylvania	—	28,929	2,498	31,427

South Carolina
Certificate of Participation/Lease	—	6,554	—	6,554
General Obligation	—	6,759	—	6,759
Hospital	—	5,643	—	5,643
Other Revenue	—	1,315	—	1,315
Utility	—	5,581	—	5,581

Total South Carolina	—	25,852	—	25,852

South Dakota
Housing	—	2,384	—	2,384
Other Revenue	—	1,124	—	1,124

Total South Dakota	—	3,508	—	3,508

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Tennessee
General Obligation	$—	$4,676	$—	$4,676
Housing	—	9,025	—	9,025
Other Revenue	—	1,623	—	1,623
Transportation	—	1,083	—	1,083
Utility	—	4,962	—	4,962
Water & Sewer	—	6,138	—	6,138

Total Tennessee	—	27,507	—	27,507

Texas
General Obligation	—	23,753	—	23,753
Hospital	—	102	—	102
Housing	—	11,887	—	11,887
Industrial Development Revenue/Pollution Control Revenue	—	3,109	—	3,109
Other Revenue	—	6,809	—	6,809
Prerefunded	—	1,686	—	1,686
Transportation	—	13,989	—	13,989
Utility	—	5,325	—	5,325
Water & Sewer	—	5,621	—	5,621

Total Texas	—	72,281	—	72,281

Utah
Education	—	3,936	—	3,936
Housing	—	100	—	100
Industrial Development Revenue/Pollution Control Revenue	—	3,366	—	3,366

Total Utah	—	7,402	—	7,402

Vermont
Other Revenue	—	2,624	—	2,624

Virginia
General Obligation	—	3,701	—	3,701
Other Revenue	—	2,430	—	2,430
Resource Recovery	—	3,143	—	3,143
Transportation	—	4,442	—	4,442

Total Virginia	—	13,716	—	13,716

Washington
General Obligation	—	1,241	—	1,241
Housing	—	2,203	—	2,203
Other Revenue	—	1,672	—	1,672

Total Washington	—	5,116	—	5,116

Wisconsin
General Obligation	—	7,371	—	7,371
Hospital	—	—	5,093	5,093

Total Wisconsin	—	7,371	5,093	12,464

Total Municipal Bonds	—	782,880	7,718	790,598

Investment Company	5,256	—	—	5,256
Short-Term Investment
Investment Company	21,325	—	—	21,325

Total Investments in Securities	$26,581	$782,880	$7,718	$817,179

86	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

Ohio Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$663	$230,135	$—	$230,798

Short-Intermediate Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,669	$1,110,295	$—	$1,118,964

Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,173	$421,132	$—	$426,305

Depreciation in Other Financial Instruments
Futures Contracts	$(916)	$—	$—	$(916)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Michigan Municipal Bond	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/11
Investments in Securities
Michigan — Education	$1,197	$12	$—		$—	$—	$(1,209)	$—	$—	$—
Michigan — Hospital	2,854	—	—		—	—	—	—	(2,854)	—

Total	$4,051	$12	$—		$—	$—	$(1,209)	$—	$(2,854)	$—

Municipal Income Fund	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/11
Investments in Securities
Colorado — Housing	$132	$—	$—	(a)	$—	$—	$(5)	$—	$—	$127
Pennsylvania — Hospital	2,489	—	26		(17)	—	—	—	—	2,498
Washington — Other Revenue	1,616	—	83		1	—	(1,700)	—	—	—
Wisconsin — Hospital	5,017	—	76		—	—	—	—	—	5,093

Total	$9,254	$—	$185		$(16)	$—	$(1,705)	$—	$—	$7,718

[1]	Purchases include all purchases of securities, and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2011, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Municipal Income Fund	$102

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2011 (amounts in thousands):

	Value	Percentage
Municipal Income Fund	$7,718	0.9%

C. Futures Contracts — Tax Free Bond Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio. The use of futures contracts exposes the Fund to interest rate risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

The table below discloses the volume of the Fund’s futures activities during the six months ended August 31, 2011 (amounts in thousands):

Futures Contracts:
Average Notional Balance Short	$17,770
Ending Notional Balance Short	19,407

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments. As of August 31, 2011, Short-Intermediate Municipal Bond Fund had when-issued securities on its SOI.

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

H. Floating-Rate Note Obligations Related to Securities Held — Municipal Income Fund may enter into transactions in which a fixed-rate note owned by the Fund is transferred to a trust in exchange for cash and residual interests in the trust’s assets and cash flows, which are in the form of inverse floating rate investments (the “Inverse Floater”). The trust funds the purchase of the fixed-rate notes by issuing floating-rate certificates to third parties and allowing the Fund to retain the residual interests in the fixed-rate notes. The Inverse Floater held by the Fund gives the Fund the right to (1) cause the holders of the floating-rate certificates to tender their notes at par at the next reset date, and (2) to transfer the fixed-rate notes from the trust to the Fund, causing the trust to collapse.

At August 31, 2011, Municipal Income Fund did not hold any Inverse Floaters.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM” or “the Advisor”) acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIM supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Arizona Municipal Bond Fund	0.30%
Michigan Municipal Bond Fund	0.30
Municipal Income Fund	0.30
Ohio Municipal Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.09% of each Fund’s average daily net assets.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C
0.25%	0.75%	0.75%

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	89

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of the Short-Intermediate Municipal Bond Fund) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2011, the Distributor retained the following (amounts in thousands):

Front-End Sales Charge
Arizona Municipal Bond Fund	$3
Michigan Municipal Bond Fund	2
Municipal Income Fund	5
Ohio Municipal Bond Fund	7
Short-Intermediate Municipal Bond Fund	2
Tax Free Bond Fund	19

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
Arizona Municipal Bond Fund	0.25%	0.25%	0.25%	n/a	0.25%
Michigan Municipal Bond Fund	0.25	0.25	0.25	n/a	0.25
Municipal Income Fund	0.25	0.25	0.25	n/a	0.25
Ohio Municipal Bond Fund	0.25	0.25	0.25	n/a	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25	0.10%	0.25
Tax Free Bond Fund	0.25	0.25	0.25	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest (which includes imputed interest), taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
Arizona Municipal Bond Fund	0.88%	1.53%	1.53%	n/a	0.63%
Michigan Municipal Bond Fund	0.88	1.53	1.53	n/a	0.63
Municipal Income Fund	0.87	1.52	1.52	n/a	0.62
Ohio Municipal Bond Fund	0.88	1.53	1.53	n/a	0.63
Short-Intermediate Municipal Bond Fund	0.75	1.25	1.25	0.25%	0.50
Tax Free Bond Fund	0.75	1.44	1.44	n/a	0.58

Prior to July 1, 2011, the contractual expense limitation for Short-Intermediate Municipal Bond Fund was 1.30% for Class B and Class C Shares.

The contractual expense limitation agreements were in effect for the six months ended August 31, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2011. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Shareholder Servicing	Total
Arizona Municipal Bond Fund	$—	$58	$58
Michigan Municipal Bond Fund	—	74	74
Municipal Income Fund	—	248	248
Ohio Municipal Bond Fund	—	90	90
Short-Intermediate Municipal Bond Fund	716	94	810
Tax Free Bond Fund	—	351	351

	Voluntary Waivers
	Investment Advisory	Total
Short-Intermediate Municipal Bond Fund	$8	$8

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the six months ended August 31, 2011 was as follows (amounts in thousands):

Arizona Municipal Bond Fund	$1
Michigan Municipal Bond Fund	1
Municipal Income Fund	69
Ohio Municipal Bond Fund	1
Short-Intermediate Municipal Bond Fund	26
Tax Free Bond Fund	8

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2011, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Arizona Municipal Bond Fund	$2,172	$17,776
Michigan Municipal Bond Fund	4,502	19,949
Municipal Income Fund	46,737	329,933
Ohio Municipal Bond Fund	1,680	34,568
Short-Intermediate Municipal Bond Fund	242,334	305,789
Tax Free Bond Fund	21,584	101,004

During the six months ended August 31, 2011, there were no purchases or sales of U.S. Government securities.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	91

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Arizona Municipal Bond Fund	$103,938	$7,593	$—	$7,593
Michigan Municipal Bond Fund	97,670	5,794	47	5,747
Municipal Income Fund	787,138	32,204	2,163	30,041
Ohio Municipal Bond Fund	215,646	15,456	304	15,152
Short-Intermediate Municipal Bond Fund	1,093,859	26,976	1,871	25,105
Tax Free Bond Fund	391,873	34,814	382	34,432

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act.)

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011. Average borrowings from the Facility for the six months ended August 31, 2011, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
Short-Intermediate Municipal Bond Fund	$8,991	5	$—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Funds’ investment advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for all Funds.

In addition, Arizona Municipal Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund and Tax Free Bond Fund each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

Municipal Income Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The Arizona, Michigan and Ohio Municipal Bond Funds primarily invest in issuers in the States of Arizona,

92	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

Michigan and Ohio, respectively. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

As of August 31, 2011, companies that insured greater than 20% of the total investments of the respective funds were as follows:

National Public Finance Guarantee Corp.:
Arizona Municipal Bond Fund	25.5%
Michigan Municipal Bond Fund	32.3
Ohio Municipal Bond Fund	23.1
Assured Guaranty Municipal Corp.:
Michigan Municipal Bond Fund	21.7

The concentration percentages presented above do not include insured bonds that have been pre-refunded as of August 31, 2011.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (the “SEC Order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations into market timing of certain One Group mutual funds advised by BOIA. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settment, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland. The plaintiffs filed consolidated amended complaints, naming as defendants, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. On October 25, 2010, the court approved a settlement resolving all remaining claims in the litigation in Maryland.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

As noted above, the NYAG settlement required BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement required that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates were referred to as “Reduced Rates.” The Reduced Rates were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	93

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Arizona Municipal Bond Fund
Class A
Actual	$1,000.00	$1,049.00	$4.53	0.88%
Hypothetical	1,000.00	1,020.71	4.47	0.88
Class B
Actual	1,000.00	1,045.40	7.71	1.50
Hypothetical	1,000.00	1,017.60	7.61	1.50
Class C
Actual	1,000.00	1,045.50	7.71	1.50
Hypothetical	1,000.00	1,017.60	7.61	1.50
Select Class
Actual	1,000.00	1,050.80	3.25	0.63
Hypothetical	1,000.00	1,021.97	3.20	0.63

Michigan Municipal Bond Fund
Class A
Actual	1,000.00	1,052.30	4.54	0.88
Hypothetical	1,000.00	1,020.71	4.47	0.88
Class B
Actual	1,000.00	1,047.90	7.88	1.53
Hypothetical	1,000.00	1,017.44	7.76	1.53
Class C
Actual	1,000.00	1,048.00	7.88	1.53
Hypothetical	1,000.00	1,017.44	7.76	1.53
Select Class
Actual	1,000.00	1,052.90	3.25	0.63
Hypothetical	1,000.00	1,021.97	3.20	0.63

94	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Municipal Income Fund
Class A
Actual	$1,000.00	$1,042.90	$4.42	0.86%
Hypothetical	1,000.00	1,020.81	4.37	0.86
Class B
Actual	1,000.00	1,041.30	7.23	1.41
Hypothetical	1,000.00	1,018.05	7.15	1.41
Class C
Actual	1,000.00	1,040.30	7.23	1.41
Hypothetical	1,000.00	1,018.05	7.15	1.41
Select Class
Actual	1,000.00	1,044.40	3.13	0.61
Hypothetical	1,000.00	1,022.07	3.10	0.61

Ohio Municipal Bond Fund
Class A
Actual	1,000.00	1,045.90	4.53	0.88
Hypothetical	1,000.00	1,020.71	4.47	0.88
Class B
Actual	1,000.00	1,044.10	7.60	1.48
Hypothetical	1,000.00	1,017.70	7.51	1.48
Class C
Actual	1,000.00	1,043.50	7.60	1.48
Hypothetical	1,000.00	1,017.70	7.51	1.48
Select Class
Actual	1,000.00	1,048.50	3.24	0.63
Hypothetical	1,000.00	1,021.97	3.20	0.63

Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,022.60	3.81	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class B
Actual	1,000.00	1,020.70	6.35	1.25
Hypothetical	1,000.00	1,018.85	6.34	1.25
Class C
Actual	1,000.00	1,020.00	6.35	1.25
Hypothetical	1,000.00	1,018.85	6.34	1.25
Institutional Class
Actual	1,000.00	1,026.10	1.27	0.25
Hypothetical	1,000.00	1,023.88	1.27	0.25
Select Class
Actual	1,000.00	1,024.10	2.54	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50

Tax Free Bond Fund
Class A
Actual	1,000.00	1,047.70	3.86	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class B
Actual	1,000.00	1,044.10	7.40	1.44
Hypothetical	1,000.00	1,017.90	7.30	1.44
Class C
Actual	1,000.00	1,043.50	7.40	1.44
Hypothetical	1,000.00	1,017.90	7.30	1.44
Select Class
Actual	1,000.00	1,048.00	2.99	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	95

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of the Funds in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Arizona Municipal Bond Fund, Michigan Municipal Bond Fund, Municipal Income Fund, Ohio Municipal Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Trustees also considered the Funds’ performance in light of their investment strategies and high-quality focus as compared to those of the Universe Group which included competitor funds that did not have a similar focus. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	97

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis that was done by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Arizona Municipal Bond Fund’s performance was in the third, second and second quintiles for Class A shares and in the second, second and first quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Michigan Municipal Bond Fund’s performance was in the third quintile for Class A shares and in the second quintile for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Municipal Income Fund’s performance was in the third quintile for each period for Class A shares and in the second, third and second quintiles for the Select Class shares, respectively, for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Ohio Municipal Bond Fund’s performance was in the third, second and second quintiles for the Class A shares and in the second, first and first quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and the investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance was in the fourth, second and third quintiles for the Class A shares and in the third, second, and second quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Tax Free Bond Fund’s performance was in the fourth, second and second quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Arizona Municipal Bond Fund’s net advisory fee for Class A and Select Class shares was in the second and first quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the fourth and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Michigan Municipal Bond Fund’s net advisory fee for Class A and Select Class shares were in the second and first quintiles, respectively, and that the actual total expenses for Class A and Select Class Shares were in the fourth and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2011

The Trustees noted that the Municipal Income Fund’s net advisory fee for both Class A and Select Class shares were in the second quintile and that the actual total expenses for Class A and Select Class shares were in the fifth and fourth quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Ohio Municipal Bond Fund’s net advisory fee for Class A and Select Class shares were in the second and first quintiles, respectively, and that the actual total expenses for the Class A and Select Class shares were in the fourth and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for both Class A and Select Class shares were in the first quintile and that the actual total expenses for Class A and Select Class shares were in the third and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Tax Free Bond Fund’s net advisory fee for Class A and Select Class shares were in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the second and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2011	J.P. MORGAN MUNICIPAL BOND FUNDS	99

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. August 2011.	SAN-MUNIBOND-811

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2011 (Unaudited)

JPMorgan California Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of 8/31/2011	$1.3 Billion
Weighted Average Maturity^	23 days
Weighted Average Life^^	23 days

MATURITY SCHEDULE**^
1 day	6.4%
2–7 days	80.2
8–30 days	3.6
31–60 days	1.8
91–180 days	3.9
181+ days	4.1

7-DAY SEC YIELD (1)
E*Trade Shares	0.01%
Morgan Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.84)%, (0.38)% and (0.83)% for E*Trade Shares, Morgan Shares and Service shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2011.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Michigan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 8/31/2011	$181.0 Million
Weighted Average Maturity^.	23 days
Weighted Average Life^^	23 days

MATURITY SCHEDULE**^
1 day	18.4%
2–7 days	74.9
181+ days	6.7

7-DAY SEC YIELD (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.38)%, (0.23)% and (0.48)% for Morgan Shares, Premier Shares and Reserve Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2011.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan New York Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of 8/31/2011	$1.4 Billion
Weighted Average Maturity^	30 days
Weighted Average Life^^	30 days

MATURITY SCHEDULE**^
1 day	2.7%
2–7 days	85.5
8–30 days	0.5
31–60 days	1.4
61–90 days	1.0
91–180 days	2.8
181+ days	6.1

7-DAY SEC YIELD (1)
E*Trade Shares	0.01%
Morgan Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.78)%, (0.32)%, (0.42)% and (0.77)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2011.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Ohio Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Reserve and Service
Net Assets as of 8/31/2011	$68.8 Million
Weighted Average Maturity^	12 days
Weighted Average Life^^	12 days

MATURITY SCHEDULE**^
1 day	17.4%
2–7 days	76.4
31–60 days	1.9
91–180 days	1.4
181+ days	2.9

7-DAY SEC YIELD (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.40)%, (0.25)%, (0.50)% and (0.85)% for Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2011.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 14.1% (n)
	California — 14.1%
	California State Department of Water Resources,
12,275	0.190%, 09/08/11	12,275
15,435	0.230%, 09/29/11	15,435
8,099	0.270%, 09/08/11	8,099
	California Statewide Communities Development Authority,
10,000	0.280%, 02/10/12	10,000
20,000	0.310%, 02/16/12	20,000
10,000	0.350%, 10/04/11	10,000
9,500	Los Angeles County Metropolitan Transportation Authority, 0.180%, 09/08/11	9,500
12,500	Regents of the University of California, 0.110%, 10/06/11	12,500
20,000	San Diego County Water Authority, 0.200%, 09/01/11	20,000
12,350	San Gabriel Valley Council of Governments, 0.240%, 09/01/11	12,350
	State of California,
24,023	0.280%, 09/06/11	24,023
25,000	0.300%, 09/01/11	25,000

	Total Commercial Paper (Cost $179,182)	179,182

Daily Demand Notes — 3.9%
	California — 3.9%
3,500	California Health Facilities Financing Authority, Hospital, Adventist Health System, Series B, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.060%, 09/01/11	3,500
	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment,
138	Series A, VRDO, LOC: U.S. Bank N.A., 0.130%, 09/01/11	138
516	Series B, VRDO, LOC: U.S. Bank N.A., 0.130%, 09/01/11	516
26,925	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Limited Obligation Assessment, Series B, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	26,925
6,569	City of Irvine, Improvement Bond Act of 1915, District No. 07-22, Limited Obligation Assessment, Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	6,569
3,015	City of Irvine, Improvement Bond Act of 1915, District No. 89-10, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 0.130%, 09/01/11	3,015
7,500	City of Santa Ana, Multi Modal Town & Country, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	7,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
1,300	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.130%, 09/01/11	1,300

	Total Daily Demand Notes (Cost $49,463)	49,463

Monthly Demand Note — 1.6%
	California — 1.6%
20,000	State of California, Series 3281, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 0.220%, 09/07/11 (e)
	Total Monthly Demand Notes (Cost $20,000)	20,000

Municipal Bonds — 4.1%
	California — 4.1%
6,700	Ceres Unified School District, GO, TRAN, 3.000%, 05/01/12	6,809
5,000	City of Los Angeles, GO, TRAN, 2.500%, 04/30/12	5,071
8,000	City of Oakland, GO, TRAN, 2.000%, 06/29/12	8,106
10,000	Kern County, GO, TRAN, 3.000%, 06/29/12	10,224
5,000	Los Angeles County, Series C, GO, TRAN, 2.500%, 06/29/12	5,086
10,000	County of Riverside, Series B, GO, TRAN, 2.000%, 06/29/12	10,138
1,600	San Bernardino County Transportation Authority, Series A, Rev., 4.000%, 05/01/12	1,639
5,000	South Coast Local Education Agencies, Series A, Rev., TRAN, 2.000%, 06/29/12	5,069

	Total Municipal Bonds (Cost $52,142)	52,142

Semi-Annual Demand Notes — 1.4%
	California — 1.4%
8,330	Deutsche Bank Spears/Lifers Trust Various States, Series DB-324, GO, VRDO, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	8,330
9,725	Wells Fargo Stage Trust, Series 2009- 37C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	9,725

	Total Semi-Annual Demand Notes (Cost $18,055)	18,055

Weekly Demand Notes — 69.2%
	California — 69.1%
1,100	Abag Finance Authority for Nonprofit Corps. Housing, Arbors Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
6,750	Abag Finance Authority for Nonprofit Corps., Branson School, Rev., VRDO, LOC: Northern Trust Co., 0.170%, 09/07/11	6,750
7,400	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	7,400
10,120	Abag Finance Authority for Nonprofit Corps., YMCA San Francisco, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 09/07/11	10,120
3,200	Abag Finance Authority for Nonprofit Corps., Zoological Society, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	3,200
3,850	Anaheim Public Financing Authority, Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.240%, 09/07/11	3,850
	Austin Trust,
3,180	Series 2008-1134, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.300%, 09/07/11	3,180
5,315	Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	5,315
6,665	Series 2008-3039X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	6,665
8,680	Series 2008-3301, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.300%, 09/07/11	8,680
1,570	Series 2008-3312, GO, VRDO, AGM-CR, NATL-RE, LIQ: Bank of America N.A., 0.300%, 09/07/11	1,570
2,800	Series 2008-3501, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	2,800
	Barclays Capital Municipal Trust Receipts,
5,200	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.180%, 09/07/11 (e)	5,200
8,945	Series 23B, Rev., VRDO, LIQ: Barclays Bank plc, 0.190%, 09/07/11 (e)	8,945
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.190%, 09/07/11 (e)	3,750
4,700	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.190%, 09/07/11 (e)	4,700
12,600	Bay Area Toll Authority, California Toll San Francisco Bay Area, Series G-1, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	12,600
1,500	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 09/07/11	1,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
10,300	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.130%, 09/07/11	10,300
10,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.150%, 09/07/11	10,000
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 09/07/11	4,620
2,455	California Infrastructure & Economic Development Bank, Jserra Catholic High School, Series C, Rev., VRDO, LOC: Comerica Bank, 0.190%, 09/07/11	2,455
3,120	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of The West, 0.260%, 09/07/11	3,120
4,745	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.360%, 09/07/11	4,745
6,720	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 0.240%, 09/07/11	6,720
11,555	California Municipal Finance Authority, Boy Scouts America, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/11	11,555
10,000	California Municipal Finance Authority, Westmont College, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 09/07/11	10,000
	California Statewide Communities Development Authority,
10,600	Series 176, COP, VRDO, AGM, LIQ: Morgan Stanley Bank, 0.230%, 09/07/11	10,600
12,245	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.280%, 09/07/11 (e)	12,245
21,260	California Statewide Communities Development Authority, Cathedral High School Project, Rev., VRDO, LOC: Union Bank N.A., 0.270%, 09/07/11	21,260
15,000	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.200%, 09/07/11	15,000
8,500	California Statewide Communities Development Authority, Health Facility Community Hospital, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 09/07/11	8,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
11,900	California Statewide Communities Development Authority, John Muir Health, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	11,900
6,000	California Statewide Communities Development Authority, Kaiser Permanente, Series D, Rev., VRDO, 0.150%, 09/07/11	6,000
3,100	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 09/07/11	3,100
14,000	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.220%, 09/07/11	14,000
10,990	City of Fremont, Capital Improvement Financing Project, COP, VRDO, LOC: Scotiabank, 0.170%, 09/07/11	10,990
3,180	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	3,180
5,450	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 09/07/11	5,450
4,100	City of Livermore, Capital Improvement Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.200%, 09/07/11	4,100
6,400	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 09/07/11	6,400
5,185	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11	5,185
3,500	City of Manhattan Beach, COP, VRDO, LOC: Bank of America N.A., 0.290%, 09/07/11	3,500
4,425	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	4,425
4,100	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	4,100
9,700	City of Ontario, Multi-Family Housing, Park Centre Apartments, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	9,700
8,200	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.240%, 09/07/11	8,200
6,775	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.210%, 09/07/11	6,775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
6,700	City of Upland, Mountain Springs Issue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	6,700
3,400	City of Walnut Creek, Multi-Family Housing, Creekside Drive, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	3,400
9,170	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 09/07/11	9,170
	Deutsche Bank Spears/Lifers Trust Various States,
3,330	Series DB-298, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	3,330
8,425	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	8,425
3,875	Series DB-413, Rev., VRDO, AMBAC, 0.280%, 09/07/11	3,875
8,365	Series DBE-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	8,365
23,725	Series DB-422, GO, VRDO, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.230%, 09/07/11	23,725
11,600	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11 (e)	11,600
8,260	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	8,260
8,127	Series DBE-648, GO, VRDO, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.240%, 09/07/11	8,127
6,700	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	6,700
8,010	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	8,010
8,130	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	8,130
13,350	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	13,350
10,490	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,490

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
10,555	Eclipse Funding Trust, Solar Eclipse, San Mateo, Tax Allocation, Series 2006-0052, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,555
7,050	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Tax Allocation, Series 2006-0031, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	7,050
10,000	Grand Terrace Community Redevelopment Agency, Multi-Family Housing, Mount Vernon Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 09/07/11	10,000
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II- R-11519, GO, VRDO, AGC, LIQ: Citibank N.A., 0.240%, 09/07/11	7,425
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/07/11	490
3,965	Long Beach Unified School District, Series 3022, GO, VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	3,965
10,000	Los Angeles Community College District, Series ROCS-RR-II-R- 11773X, GO, VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	10,000
1,586	Los Angeles Community Redevelopment Agency, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.260%, 09/07/11	1,586
3,400	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/07/11	3,400
5,165	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	5,165
3,200	Los Angeles County, Multi-Family Housing, 1984 Issue, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 09/07/11	3,200
1,325	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	1,325
	Metropolitan Water District of Southern California,
4,100	Series A-2, Rev., VRDO, 0.170%, 09/07/11	4,100
9,525	Series ROCS-RR-II-R-11565, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 0.210%, 09/07/11	9,525

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
2,135	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	2,135
5,800	Pittsburg Public Financing Authority, Rev., VRDO, LOC: Bank of The West, 0.360%, 09/07/11	5,800
	Puttable Floating Option Tax-Exempt Receipts,
14,760	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 09/07/11	14,760
5,000	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11	5,000
7,000	Series PT-4574, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	7,000
3,340	Series PT-4665, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	3,340
5,000	Series PT-4671, Rev., VRDO, LIQ: Bank of America N.A., 0.370%, 09/07/11 (e)	5,000
11,480	Series PT-4672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	11,480
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	4,000
10,270	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/11 (e)	10,270
13,610	Rancho Santiago Community College District, MERLOTS, Series B24, GO, VRDO, AGM, 0.170%, 09/07/11	13,610
20,000	RBC Municipal Products, Inc. Trust, Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.250%, 09/01/11 (e)	20,000
5,000	Sacramento County, Series ROCS-RR-II-R-11977, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.180%, 09/07/11 (e) (m)	5,000
10,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-49, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.300%, 09/07/11 (e)	10,000
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	2,200
800	San Bernardino County, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	800
3,700	San Diego County Foundation, COP, VRDO, LOC: U.S. Bank N.A., 0.160%, 09/07/11	3,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
10,000	San Francisco City & County Airports Commission, Second Series, Series 37C, Rev., VRDO, LOC: Union Bank N.A., 0.150%, 09/07/11	10,000
8,155	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.230%, 09/07/11	8,155
19,770	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.360%, 09/07/11	19,770
3,100	Santa Ana Housing Authority, Multi-Family Housing, Harbor Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 09/07/11	3,100
1,250	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 09/07/11	1,250
14,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	14,000
	Southern California Public Power Authority,
8,000	Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	8,000
26,410	Rev., VRDO, LOC: KBC Bank N.V., 0.280%, 09/07/11	26,410
3,000	Southern California Public Power Authority, Palo Verde, Subseries B, Rev., VRDO, LOC: Citibank N.A., 0.140%, 09/07/11	3,000
5,200	State of California, Kindergarten, Series A6, GO, VRDO, LOC: Citibank N.A., 0.160%, 09/07/11	5,200
1,650	State of California, Municipal Securities Trust Receipts, Series SGC- 6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.810%, 09/07/11	1,650
	University of California,
4,495	Series 1119, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11	4,495
10,615	Series 1274, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	10,615
42,980	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.230%, 09/07/11	42,980
4,000	Upland Housing Authority, Multi- Family Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	4,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
	Wells Fargo Stage Trust,
8,700	Series 55C, GO, VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.300%, 09/07/11 (e)	8,700
6,245	Series 68C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	6,245
12,860	Series 75Z, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	12,860
6,830	Series 91Z, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	6,830

		876,248

	Other Territories — 0.1%
1,555	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, NATL-RE, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	1,555

	Total Weekly Demand Notes (Cost $877,803)	877,803

SHARES
Variable Rate Demand Preferred Shares — 5.6%
	California — 5.6%
20,000	BlackRock MuniYield California Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	20,000
10,000	Nuveen CA Investment Quality Fund Inc, LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	10,000
9,000	Nuveen CA Performance Plus Muni Fund Inc, LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	9,000
6,000	Nuveen CA Quality Income Muni Fund Inc, LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	6,000
26,500	Nuveen CA Quality California Premium Income Muni Fund, Inc, LIQ: Deutsche Bank A.G., 0.370%, 09/07/11 # (e)	26,500

	Total Variable Rate Demand Preferred Shares (Cost $71,500)	71,500

	Total Investments — 100.0% (Cost $1,268,145)*	1,268,145
	Other Assets in Excess of Liabilities — 0.0% (g)	244

	NET ASSETS — 100.0%	$1,268,389

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 18.4%
	Michigan — 18.4%
1,600	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 09/01/11	1,600
5,720	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.210%, 09/01/11	5,720
11,290	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.150%, 09/01/11	11,290
	Michigan State Housing Development Authority, Rental Housing,
9,890	Series A, Rev., VRDO, AMT, AGM, 0.800%, 09/01/11	9,890
1,400	Series C, Rev., VRDO, AMT, AGM, 0.800%, 09/01/11	1,400
	University of Michigan, Hospital,
810	Series A, Rev., VRDO, 0.060%, 09/01/11	810
500	Series A-2, Rev., VRDO, 0.060%, 09/01/11	500
2,010	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.060%, 09/01/11	2,010

	Total Daily Demand Note (Cost $33,220)	33,220

Municipal Bonds — 3.3%
	Michigan — 3.3%
4,000	Michigan Finance Authority, Series C-1, Rev., 2.000%, 08/20/12	4,054
2,000	Michigan State Housing Development Authority, Series A, Rev., 1.375%, 04/01/12	2,005

	Total Municipal Bonds (Cost $6,059)	6,059

Weekly Demand Notes — 76.1%
	Michigan — 76.1%
	Austin Trust,
1,650	Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 09/07/11 (m)	1,650
830	Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.300%, 09/07/11	830
3,395	City of Detroit, Water Supply System, Series ROCS-RR-II-R-11898, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.360%, 09/07/11 (e)	3,395
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	1,000
11,575	Detroit City School District, Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.210%, 09/07/11 (e)	11,575

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
	Deutsche Bank Spears/Lifers Trust Various States,
385	Series DB-302, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	385
5,460	Series DBE-1010, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 09/07/11 (e)	5,460
6,900	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	6,900
6,870	Holt Public Schools, GO, VRDO, Q- SBLF, 0.380%, 09/07/11	6,870
1,935	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 09/07/11	1,935
1,250	Kent Hospital Finance Authority, Spectrum Health, Series B-2, Rev., VRDO, 0.350%, 09/07/11	1,250
5,775	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	5,775
6,100	Michigan State Hospital Finance Authority, Ascension Health, Series F-8, Rev., VRDO, 0.300%, 09/07/11	6,100
	Michigan State Housing Development Authority,
9,700	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.190%, 09/07/11	9,700
5,250	Series D, Rev., VRDO, LOC: FNMA, 0.170%, 09/07/11	5,250
6,090	Series E, Rev., VRDO, AMT, 0.400%, 09/07/11	6,090
2,600	Michigan State Housing Development Authority, Canterbury Housing, Limited Obligation, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.310%, 09/07/11	2,600
5,840	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 09/07/11	5,840
330	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	330
300	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	300
	Michigan State Housing Development Authority, Rental Housing,
4,000	Series C, Rev., VRDO, AMT, 0.170%, 09/07/11	4,000
430	Series D, Rev., VRDO, AMT, 0.200%, 09/07/11	430

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Michigan — Continued
1,800	Michigan State University, Rev., VRDO, 0.320%, 09/07/11	1,800
800	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.390%, 09/07/11	800
1,500	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.480%, 09/07/11	1,500
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.340%, 09/07/11	1,000
2,150	Michigan Strategic Fund, Enovateit LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.260%, 09/07/11	2,150
1,400	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 09/07/11	1,400
249	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 0.170%, 09/07/11	249
1,070	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: National City Bank, 0.280%, 09/07/11	1,070
2,245	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 09/07/11	2,245
1,720	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 09/07/11	1,720
2,400	Michigan Strategic Fund, Sur-Flow Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 09/07/11	2,400
600	Michigan Strategic Fund, Transnav Technologies, Inc., Rev., VRDO, LOC: Lasalle Bank Midwest, 0.480%, 09/07/11	600
4,900	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	4,900
4,225	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.380%, 09/07/11	4,225
1,630	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: National City Bank of Michigan, 0.280%, 09/07/11	1,630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
2,300	Oakland County EDC, Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 09/07/11	2,300
	Puttable Floating Option Tax-Exempt Receipts,
1,240	Series MT-631, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 09/07/11 (e)	1,240
3,750	Series PT-4700, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	3,750
	RBC Municipal Products, Inc. Trust, Floater Certificates,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	4,420
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	5,950
400	Saline Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.380%, 09/07/11	400
4,245	Wells Fargo Stage Trust, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	4,245

	Total Weekly Demand Notes (Cost $137,659)	137,659

SHARES
Variable Rate Demand Preferred Shares — 2.2%
4,000	BlackRock MuniYield Michigan Quality Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	4,000

	Total Variable Rate Demand Preferred Shares (Cost $4,000)	4,000

	Total Investments — 100.0% (Cost $180,938)*	180,938
	Other Assets in Excess of Liabilities — 0.0% (g)	77

	NET ASSETS — 100.0%	$181,015

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 2.0% (n)
	New York — 2.0%
23,000	Metropolitan Transportation Authority, Series C, 0.300%, 09/07/11	23,000
6,500	New York State Dormitory Authority, 0.230%, 09/19/11	6,500

	Total Commercial Paper (Cost $29,500)	29,500

Daily Demand Notes — 2.7%
	New York — 2.7%
800	New York City, Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.190%, 09/01/11	800
500	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series BB-2, Rev., VRDO, 0.230%, 09/01/11	500
900	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., VRDO, 0.190%, 09/01/11	900
6,000	New York City Trust for Cultural Resources, American Musuem Natural, Series A2, Rev., VRDO, 0.120%, 09/01/11	6,000
	New York City, Fiscal 2008,
1,455	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 09/01/11	1,455
29,750	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.240%, 09/01/11	29,750

	Total Daily Demand Notes (Cost $39,405)	39,405

Municipal Bonds — 11.4%
	New York — 11.4%
10,200	Addison Central School District, GO, BAN, 1.500%, 01/19/12 (m)	10,227
15,000	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12	15,101
12,470	Bath Central School District, GO, BAN, 1.500%, 06/15/12	12,495
10,000	Binghamton City School District, GO, TAN, 1.250%, 01/20/12	10,025
9,345	Cheektowaga-Maryvale Union Free School District, GO, BAN, 2.000%, 12/22/11	9,383
4,000	East Islip Union Free School District, GO, TAN, 1.500%, 06/29/12	4,021
10,000	Franklinville Central School District, GO, BAN, 1.500%, 06/29/12	10,065
3,330	Geneva City School District, GO, BAN, 1.750%, 06/22/12	3,353
10,550	Gouverneur Central School District, GO, BAN, 1.500%, 06/22/12	10,604
10,000	Hannibal Central School District, GO, BAN, 2.000%, 06/29/12	10,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
2,000	Hudson Falls Central School District, GO, BAN, 1.250%, 06/29/12	2,004
7,610	Lackawanna City School District, GO, BAN, 2.000%, 06/14/12	7,665
8,337	Odessa-Montour Central School District, GO, BAN, 1.500%, 06/15/12	8,388
10,000	Schenectady City School District, GO, RAN, 2.000%, 01/27/12	10,030
14,995	Sullivan County, Series C, GO, BAN, 1.500%, 10/21/11	15,012
15,000	Town of Oyster Bay, GO, BAN, 1.500%, 11/18/11	15,034
5,500	Town of Webster, GO, BAN, 1.500%, 10/05/11	5,504
4,905	Walton Central School District, GO, BAN, 1.500%, 07/13/12	4,939

	Total Municipal Bonds (Cost $163,950)	163,950

Weekly Demand Notes — 77.4%
	New York — 76.7%
6,855	Albany Industrial Development Agency, Albany College of Pharmacy, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.170%, 09/07/11	6,855
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 09/07/11	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.300%, 09/07/11	8,955
4,750	Series 2008-3006X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.250%, 09/07/11	4,750
2,475	Series 2008-3506, Rev., VRDO, AGM-CR, LIQ: Bank of America N.A., 0.270%, 09/07/11	2,475
14,825	Dutchess County Industrial Development Agency, Marist College Civic Facilities, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.170%, 09/07/11	14,825
9,635	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Class N, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	9,635
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	225
2,420	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	2,420

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
	Eclipse Funding Trust, Solar Eclipse, New York,
8,095	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	8,095
15,035	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	15,035
1,640	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.300%, 09/07/11	1,640
	Metropolitan Transportation Authority,
11,385	Series ROCS-RR-II-R-12299, Rev., VRDO, BHAC-CR, MBIA, 0.210%, 09/07/11 (e)	11,385
24,100	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 09/07/11	24,100
5,100	Nassau Health Care Corp., Rev., VRDO, LOC: TD Bank N.A., 0.140%, 09/07/11	5,100
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	11,250
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.320%, 09/07/11	3,800
8,700	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.240%, 09/07/11	8,700
2,700	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.140%, 09/07/11	2,700
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.140%, 09/07/11	6,800
18,200	Subseries A-6, GO, VRDO, LOC: Mizhuo Corporate Bank, 0.140%, 09/07/11	18,200
6,150	Subseries A-6, GO, VRDO, LOC: Helaba, 0.280%, 09/07/11	6,150
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.320%, 09/07/11	3,550
28,520	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.130%, 09/07/11	28,520
17,015	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.140%, 09/07/11	17,015
1,225	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/11	1,225
1,950	New York City Health & Hospital Corp., Health System, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.130%, 09/07/11	1,950

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
11,400	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 09/07/11	11,400
9,950	New York City Housing Development Corp., Series 2899, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.230%, 09/07/11	9,950
	New York City Housing Development Corp., Multi-Family Housing,
6,900	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	6,900
12,750	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 09/07/11 (e)	12,750
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.150%, 09/07/11	3,400
13,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.370%, 09/07/11	13,000
3,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	3,900
10,300	New York City Housing Development Corp., Multi-Family Housing, 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	10,300
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	2,970
5,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	5,000
7,000	New York City Housing Development Corp., Multi-Family Housing, Elliott Chelsea Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.230%, 09/07/11	7,000
6,100	New York City Housing Development Corp., Multi-Family Housing, Lexington Courts, Series A, Rev., VRDO, LIQ: FHLMC, 0.190%, 09/07/11	6,100
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	200

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
4,900	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.150%, 09/07/11	4,900
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	4,760
7,200	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 09/07/11	7,200
1,605	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.180%, 09/07/11	1,605
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.150%, 09/07/11	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.170%, 09/07/11	4,470
13,700	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: M&T Bank, 0.270%, 09/07/11	13,700
24,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.170%, 09/07/11	24,600
4,100	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.240%, 09/07/11	4,100
10,000	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008, Series BB-4, Rev., VRDO, 0.260%, 09/07/11	10,000
8,470	New York City Transitional Finance Authority, Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.140%, 09/07/11	8,470
1,100	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.220%, 09/07/11	1,100
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VRDO, 0.150%, 09/07/11	600
	New York City Transitional Finance Authority, New York City Recovery,

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
22,135	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.170%, 09/07/11	22,135
10,350	Series 3, Subseries 3-G, Rev., VRDO, 0.140%, 09/07/11	10,350
2,205	New York City Trust for Cultural Resources, American Museum Natural, Series B1, Rev., VRDO, 0.140%, 09/07/11	2,205
8,700	New York City Trust for Cultural Resources, American Musuem Natural, Series B3, Rev., VRDO, 0.140%, 09/07/11	8,700
	New York City, Fiscal 2008,
7,950	Subseries D-3, GO, VRDO, 0.320%, 09/07/11	7,950
12,850	Subseries J-9, GO, VRDO, 0.180%, 09/07/11	12,850
14,150	Subseries J-11, GO, VRDO, 0.300%, 09/07/11	14,150
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11	5,000
7,914	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11	7,914
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	10,000
20,420	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	20,420
2,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	2,525
1,700	Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	1,700
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	7,500
	New York Local Government Assistance Corp.,
3,050	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 09/07/11	3,050
120	Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.320%, 09/07/11	120
3,350	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.260%, 09/07/11 (e)	3,350
8,750	New York Mortgage Agency, Homeowner Mortgage, Series 115, Rev., VRDO, 0.200%, 09/07/11	8,750
2,900	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	2,900
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC-CR, AGC, LIQ: Citibank N.A., 0.220%, 09/07/11	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 09/07/11 (e)	6,175

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
8,000	Series ROCS-RR-II-R-11843, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	8,000
10,000	New York State Dormitory Authority, City University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/11	10,000
4,800	New York State Dormitory Authority, Columbia University, Rev., VRDO, 0.150%, 09/07/11	4,800
18,025	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.170%, 09/07/11	18,025
34,900	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.220%, 09/07/11	34,900
	New York State Dormitory Authority, Fordham University,
9,905	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	9,905
6,955	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	6,955
13,500	New York State Dormitory Authority, New York Law School, Rev., VRDO, LOC: TD Bank N.A., 0.170%, 09/07/11	13,500
16,635	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 09/07/11	16,635
	New York State Dormitory Authority, Rockefeller University,
4,100	Series A, Rev., VRDO, 0.160%, 09/07/11	4,100
7,000	Series A, Rev., VRDO, 0.170%, 09/07/11	7,000
3,345	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.160%, 09/07/11	3,345
17,740	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers and Traders, 0.260%, 09/07/11	17,740
3,805	New York State Environmental Facilities Corp., MERLOTS, Series B- 20, Rev., VRDO, 0.180%, 09/07/11	3,805
	New York State Housing Finance Agency,
10,000	Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.400%, 09/07/11	10,000
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	2,000
16,100	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	16,100
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
1,150	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	1,150
5,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	5,000
4,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	4,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.150%, 09/07/11	2,000
1,400	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 09/07/11	1,400
	New York State Housing Finance Agency, 345 East 94th Street Housing,
22,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 09/07/11	22,500
5,100	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.370%, 09/07/11	5,100
	New York State Housing Finance Agency, 360 West 43rd Street,
11,050	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	11,050
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	2,700
6,900	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	6,900
3,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	3,450
4,085	New York State Housing Finance Agency, Clarkston Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.140%, 09/07/11	4,085
15,750	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 09/07/11	15,750

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	5,800
3,800	New York State Housing Finance Agency, Multi-Family Housing, Secured Mortgage Program, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 09/07/11	3,800
19,090	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.190%, 09/07/11	19,090
4,850	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	4,850
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.200%, 09/07/11	3,820
13,500	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.170%, 09/07/11	3,400
22,210	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	22,210
17,750	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	17,750
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	6,700
6,700	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	6,700
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	5,700
6,780	New York State Thruway Authority, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.310%, 09/07/11 (e)	6,780

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
4,100	New York State Urban Development Corp., Series SG-163, Rev., VRDO, FGIC-TCRS, 0.810%, 09/07/11	4,100
	Nuveen Insured,
2,400	Oneida County Industrial Development Agency, Rev., VRDO, LOC: NBT Bank N.A., 0.180%, 09/07/11	2,400
1,040	Oneida County Industrial Development Agency, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.180%, 09/07/11	1,040
3,275	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.450%, 09/07/11	3,275
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	5,000
	Triborough Bridge & Tunnel Authority,
9,995	Series ROCS-II-R-194, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	9,995
7,060	Subseries B-3, Rev., VRDO, 0.350%, 09/07/11	7,060
29,125	Subseries B-4, Rev., VRDO, 0.300%, 09/07/11	29,125
41,700	Subseries CD, Rev., VRDO, AGM, 0.170%, 09/07/11	41,700
9,265	Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 0.150%, 09/07/11	9,265
12,600	Trust for Cultural Resources, Solomon R Guggenheim, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	12,600
2,700	Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 09/07/11	2,700
3,740	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 0.170%, 09/07/11	3,740

		1,107,909

	Other Territories — 0.7%
10,630	Puttable Floating Option Tax-Exempt Receipts, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 09/07/11 (e)	10,630

	Total Weekly Demand Notes (Cost $1,118,539 )	1,118,539

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — 6.4%
15,000	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	15,000
20,000	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 3 # (e)	20,000
20,000	Nuveen New York Performance Plus Muni Fund Inc., Fund Inc, LIQ: Deutsche Bank A.G., 0.360%, 09/07/11 # (e)	20,000
20,000	Nuveen New York Investment Quality Muni Fund Inc., LIQ: Citibank N.A., 0.370%, 09/07/11 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $92,700)	92,700

	Total Investments — 99.9% (Cost $1,444,094)*	1,444,094
	Other Assets in Excess of Liabilities — 0.1%	899

	NET ASSETS — 100.0%	$1,444,993

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 17.6%
	Ohio — 17.6%
	Allen County, Catholic Healthcare,
2,550	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/01/11 (m)	2,550
2,000	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.060%, 09/01/11	2,000
	Montgomery County, Miami Valley Hospital,
2,400	Series B, Rev., VRDO, 0.080%, 09/01/11	2,400
630	Series C, Rev., VRDO, 0.090%, 09/01/11	630
2,675	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, 0.180%, 09/01/11	2,675
	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project,
350	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11	350
1,525	Series C, Rev., VRDO, LOC: UBS AG, 0.100%, 09/01/11	1,525

	Total Daily Demand Note (Cost $12,130)	12,130

Municipal Bonds — 6.3%
	Ohio — 6.3%
1,000	City of Akron, Various Purpose, Series B, GO, BAN, 1.125%, 12/08/11 (m)	1,001
1,000	City of Marysville, Waste Water Treatment System, GO, 1.125%, 05/31/12	1,004
1,300	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., AGM, 5.500%, 10/01/11	1,305
1,000	Union Township, Clermont County, GO, BAN, 1.125%, 09/12/12 (w)	1,005

	Total Municipal Bonds (Cost $4,315)	4,315

Weekly Demand Notes — 77.5%
	Ohio — 77.5%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	2,785
400	City of Grove City, Multi-Family Housing, Regency Arms Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/11	400
1,980	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 09/07/11	1,980
905	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 09/07/11	905

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
1,010	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 09/07/11	1,010
1,300	Cuyahoga County, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.430%, 09/07/11	1,300
	Deutsche Bank Spears/Lifers Trust Various States,
2,060	Series 289, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	2,060
120	Series 570, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	120
3,045	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	3,045
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 09/07/11	5,550
2,075	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.230%, 09/07/11	2,075
400	Kent State University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/07/11	400
135	Montgomery County, Catholic Health, Series B-2, Rev., VRDO, 0.280%, 09/07/11	135
2,815	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.230%, 09/07/11	2,815
501	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.380%, 09/07/11	501
4,400	Ohio Air Quality Development Authority, Pollution, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.130%, 09/07/11	4,400
180	Ohio Housing Finance Agency, MERLOTS, Series A10, Rev., VRDO, GNMA/FNMA, LIQ: Wells Fargo Bank N.A., 0.230%, 09/07/11	180
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
300	Series B, Rev., VRDO, AMT, 0.190%, 09/07/11	300
2,875	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 09/07/11	2,875
350	Series C, Rev., VRDO, AMT, GNMA COLL, 0.190%, 09/07/11	350
1,900	Series D, Rev., VRDO, AMT, 0.220%, 09/07/11	1,900
20	Series E, Rev., VRDO, AMT, 0.320%, 09/07/11	20
1,050	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.190%, 09/07/11	1,050

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Ohio — Continued
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 0.320%, 09/07/11	1,000
470	State of Ohio, Common Schools, Series C, GO, VRDO, 0.130%, 09/07/11	470
1,800	State of Ohio, Infrastructure Improvement, GO, VRDO, 0.130%, 09/07/11	1,800
4,000	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, AGC, LOC: Royal Bank of Scotland, 0.250%, 09/07/11	4,000
4,920	Toledo-Lucas County Port Authority, FlightSafety, Series 1, Rev., VRDO, 0.170%, 09/07/11	4,920
2,655	Wells Fargo Stage Trust, Various States, Series 56-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	2,655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
2,373	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: National City Bank, 0.280%, 09/07/11	2,373

	Total Weekly Demand Notes (Cost $53,374)	53,374

	Total Investments — 101.4% (Cost $69,819)*	69,819
	Liabilities in Excess of Other Assets — (1.4)%	(993)

	NET ASSETS — 100.0%	$68,826

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp. †
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDC	— Economic Development Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IBC	— Insured Bond Certificates
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates

TAN	— Tax Anticipation Note
TCRS	— Transferable Custodial Receipts
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2011.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, swaps, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the next demand date or final maturity date.
(w)	— When-issued security.
*	— The cost of securities is substantially the same for federal income tax purposes.
†	— Filed for bankruptcy on November 8, 2010.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	21

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,268,145		$180,938		$1,444,094		$69,819
Cash	35		76		7		4
Receivables:
Interest and dividends from non-affiliates	520		82		1,359		60
Other assets	3		—		8		—

Total Assets	1,268,703		181,096		1,445,468		69,883

LIABILITIES:
Payables:
Dividends	—	(a)	—		—		—
Investment securities purchased	—		—		—		1,005
Accrued liabilities:	—		—		—		—
Investment advisory fees	85		11		100		—
Administration Fees	78		11		90		3
Shareholder servicing fees	43		6		135		—
Distribution fees	—		—	(a)	—	(a)	—
Custodian and accounting fees	23		10		30		11
Trustees’ and Chief Compliance Officer’s fees	1		1		32		— (a)
Transfer agent fees	6		2		24		3
Audit fees	33		29		31		27
Printing & Postage fees	45		6		33		1
Other	—		5		—		7

Total Liabilities	314		81		475		1,057

Net Assets	$1,268,389		$181,015		$1,444,993		$68,826

NET ASSETS:
Paid in capital	$1,268,404		$181,015		$1,445,063		$68,837
Accumulated undistributed (distributions in excess of) net investment income	(24)		(4)		(83)		(10)
Accumulated net realized gains (losses)	9		4		13		(1)

Total Net Assets	$1,268,389		$181,015		$1,444,993		$68,826

Net Assets:
E*Trade	$786,159		$—		$290,807		$—
Morgan	335,091		8,575		701,841		19,821
Premier	—		28,471		—		5,039
Reserve	—		143,969		368,352		20,364
Service	147,139		—		83,993		23,602

Total	$1,268,389		$181,015		$1,444,993		$68,826

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
E*Trade	785,975		—		290,816		—
Morgan	335,144		8,576		701,865		19,812
Premier	—		28,474		—		5,038
Reserve	—		143,980		368,364		20,358
Service	147,182		—		83,995		23,596
Net asset value offering and redemption price per share (all classes)	$1.00		$1.00		$1.00		$1.00

Net Asset Value:
Cost of investments in non-affiliates	$1,268,145		$180,938		$1,444,094		$69,819

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,522		$209		$2,098		$85
Interest income from affiliates	—		—	(a)	—		—

Total investment income	1,522		209		2,098		85

EXPENSES:
Investment advisory fees	531		68		615		30
Administration fees	460		59		533		26
Distribution fees:
E*Trade	2,453		—		921		—
Morgan	191		5		381		11
Reserve	—		161		486		33
Service	380		—		240		63
Shareholder servicing fees:
E*Trade	1,227		—		461		—
Morgan	669		17		1,334		39
Premier	—		47		—		8
Reserve	—		193		583		40
Service	190		—		120		32
Custodian and accounting fees	23		15		27		13
Professional fees	30		16		26		16
Trustees’ and Chief Compliance Officer’s fees	7		1		5		1
Printing and mailing costs	53		8		31		3
Registration and filing fees	15		13		19		10
Transfer agent fees	13		5		54		5
Other	5		3		5		2

Total expenses	6,247		611		5,841		332

Less amounts waived	(4,773)		(402)		(3,766)		(246)
Less earnings credits	—	(a)	—	(a)	—	(a)	— (a)
Less expense reimbursements	—		—		—		(1)

Net expenses	1,474		209		2,075		85

Net investment income (loss)	48		—	(a)	23		—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	23		4		13		—

Net realized gain (loss)	23		4		13		—

Net realized/unrealized gains (losses)	23		4		13		—

Change in net assets resulting from operations	$71		$4		$36		$—

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	23

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)		Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$48	$76	$—	(a)	$6
Net realized gain (loss)	23	114	4		—

Change in net assets resulting from operations	71	190	4		6

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(40)	(375)	—		—
From net realized gains	(9)	(152)	—		—
Morgan
From net investment income	(6)	(156)	—		(4)
From net realized gains	(5)	(77)	—		(1)
Premier
From net investment income	—	—	—		(12)
From net realized gains	—	—	—		(5)
Reserve
From net investment income	—	—	—		(53)
From net realized gains	—	—	—		(24)
Service
From net investment income	(2)	(55)	—		—
From net realized gains	(1)	(27)	—		—

Total distributions to shareholders	(63)	(842)	—		(99)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(101,742)	75,320	2,923		(95,346)

NET ASSETS:
Change in net assets	(101,734)	74,668	2,927		(95,439)
Beginning of period	1,370,123	1,295,455	178,088		273,527

End of period	$1,268,389	$1,370,123	$181,015		$178,088

Accumulated undistributed (distributions in excess of) net investment income	$(24)	$(24)	$(4)		$(4)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$23	$111	$—	$3
Net realized gain (loss)	13	71	—	—

Change in net assets resulting from operations	36	182	—	3

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(15)	(309)	—	—
From net realized gains	—	(15)	—	—
Morgan
From net investment income	(5)	(761)	(2)	(16)
From net realized gains	—	(41)	—	(1)
Premier
From net investment income	—	—	— (a)	(3)
From net realized gains	—	—	—	— (a)
Reserve
From net investment income	(2)	(363)	(2)	(18)
From net realized gains	—	(20)	—	(1)
Service
From net investment income	(1)	(92)	(2)	(12)
From net realized gains	—	(5)	—	(1)

Total distributions to shareholders	(23)	(1,606)	(6)	(52)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(183,631)	123,462	(9,100)	7,633

NET ASSETS:
Change in net assets	(183,618)	122,038	(9,106)	7,584
Beginning of period	1,628,611	1,506,573	77,932	70,348

End of period	$1,444,993	$1,628,611	$68,826	$77,932

Accumulated undistributed (distributions in excess of) net investment income	$(83)	$(83)	$(10)	$(4)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	25

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$174,377	$440,432	$—	$—
Dividends and distributions reinvested	49	527	—	—
Cost of shares redeemed	(235,771)	(295,675)	—	—

Change in net assets from E*Trade capital transactions	$(61,345)	$145,284	$—	$—

Morgan
Proceeds from shares issued	$887,485	$1,956,248	$15,475	$38,471
Dividends and distributions reinvested	7	175	—	5
Cost of shares redeemed	(952,098)	(1,988,906)	(16,241)	(43,699)

Change in net assets from Morgan capital transactions	$(64,606)	$(32,483)	$(766)	$(5,223)

Premier
Proceeds from shares issued	$—	$—	$16,569	$30,455
Dividends and distributions reinvested	—	—	—	16
Cost of shares redeemed	—	—	(17,308)	(39,411)

Change in net assets from Premier capital transactions	$—	$—	$(739)	$(8,940)

Reserve
Proceeds from shares issued	$—	$—	$97,463	$144,360
Dividends and distributions reinvested	—	—	—	77
Cost of shares redeemed	—	—	(93,035)	(225,620)

Change in net assets from Reserve capital transactions	$—	$—	$4,428	$(81,183)

Service
Proceeds from shares issued	$80,619	$107,370	$—	$—
Dividends and distributions reinvested	4	82	—	—
Cost of shares redeemed	(56,414)	(144,933)	—	—

Change in net assets from Service capital transactions	$24,209	$(37,481)	$—	$—

Total change in net assets from capital transactions	$(101,742)	$75,320	$2,923	$(95,346)

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
E*Trade
Issued	174,377	440,432	—	—
Reinvested	49	527	—	—
Redeemed	(235,771)	(295,675)	—	—

Change in E*Trade Shares	(61,345)	145,284	—	—

Morgan
Issued	887,485	1,956,248	15,489	38,470
Reinvested	7	175	—	5
Redeemed	(952,098)	(1,988,906)	(16,241)	(43,696)

Change in Morgan Shares	(64,606)	(32,483)	(752)	(5,221)

Premier
Issued	—	—	16,603	30,455
Reinvested	—	—	—	16
Redeemed	—	—	(17,308)	(39,404)

Change in Premier Shares	—	—	(705)	(8,933)

Reserve
Issued	—	—	97,407	144,352
Reinvested	—	—	—	77
Redeemed	—	—	(93,027)	(225,621)

Change in Reserve Shares	—	—	4,380	(81,192)

Service
Issued	80,619	107,370	—	—
Reinvested	4	82	—	—
Redeemed	(56,414)	(144,933)	—	—

Change in Service Shares	24,209	(37,481)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	27

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$68,101	$160,884	$—	$—
Dividends and distributions reinvested	15	324	—	—
Cost of shares redeemed	(87,348)	(144,264)	—	—

Change in net assets from E*Trade capital transactions	$(19,232)	$16,944	$—	$—

Morgan
Proceeds from shares issued	$1,258,035	$1,673,466	$28,435	$46,158
Dividends and distributions reinvested	4	644	2	17
Cost of shares redeemed	(1,386,353)	(1,587,286)	(30,786)	(47,505)

Change in net assets from Morgan capital transactions	$(128,314)	$86,824	$(2,349)	$(1,330)

Premier
Proceeds from shares issued	$—	$—	$612	$6,096
Dividends and distributions reinvested	—	—	— (a)	— (a)
Cost of shares redeemed	—	—	(612)	(4,636)

Change in net assets from Premier capital transactions	$—	$—	$— (a)	$1,460

Reserve
Proceeds from shares issued	$24,364,323	$53,285,091	$26,666	$54,191
Dividends and distributions reinvested	1	175	2	18
Cost of shares redeemed	(24,391,277)	(53,254,537)	(36,319)	(48,010)

Change in net assets from Reserve capital transactions	$(26,953)	$30,729	$(9,651)	$6,199

Service
Proceeds from shares issued	$36,149	$80,003	$18,503	$29,839
Dividends and distributions reinvested	1	97	1	13
Cost of shares redeemed	(45,282)	(91,135)	(15,604)	(28,548)

Change in net assets from Service capital transactions	$(9,132)	$(11,035)	$2,900	$1,304

Total change in net assets from capital transactions	$(183,631)	$123,462	$(9,100)	$7,633

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
E*Trade
Issued	67,974	160,874	—	—
Reinvested	15	324	—	—
Redeemed	(87,278)	(144,264)	—	—

Change in E*Trade Shares	(19,289)	16,934	—	—

Morgan
Issued	1,258,377	1,673,467	28,435	46,158
Reinvested	4	644	2	17
Redeemed	(1,386,353)	(1,587,262)	(30,786)	(47,501)

Change in Morgan Shares	(127,972)	86,849	(2,349)	(1,326)

Premier
Issued	—	—	612	6,083
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(612)	(4,637)

Change in Premier Shares	—	—	— (a)	1,446

Reserve
Issued	24,364,116	53,285,079	26,666	54,191
Reinvested	1	175	2	18
Redeemed	(24,391,277)	(53,254,537)	(36,319)	(47,996)

Change in Reserve Shares	(27,160)	30,717	(9,651)	6,213

Service
Issued	36,060	80,000	18,503	29,835
Reinvested	1	98	1	13
Redeemed	(45,271)	(91,135)	(15,604)	(28,548)

Change in Service Shares	(9,210)	(11,037)	2,900	1,300

(a)	Amount rounds to less than 1,000 (Shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	29

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$786,159	0.22%		0.01%		1.07%
1.00	0.07		847,499	0.30		0.01		1.07
1.00	0.01		702,599	0.43	(e)	0.01		1.09
1.00	0.89		618,240	0.96	(e)	0.92		1.09
1.00	2.50		812,635	1.00		2.49		1.09
1.00	2.53		948,839	1.00		2.53		1.09

1.00	0.00	(g)	335,091	0.23		0.00	(g)	0.62
1.00	0.06		399,696	0.31		0.00	(g)	0.62
1.00	0.03		432,378	0.42	(e)	0.02		0.64
1.00	1.28		406,431	0.57	(e)	1.16		0.65
1.00	2.96		183,015	0.55		2.83		0.64
1.00	2.99		91,046	0.55		2.96		0.65

1.00	0.00	(g)	147,139	0.22		0.00	(g)	1.07
1.00	0.06		122,928	0.31		0.00	(g)	1.07
1.00	0.00		160,478	0.26		0.00	(g)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	31

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Michigan Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	— (d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	— (d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—		—	(d)	— (d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.01%.
(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(i)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$8,575	0.24%		0.00	%(e)	0.67%
1.00	0.05		9,341	0.35		0.00	(e)	0.67
1.00	0.04		14,569	0.51	(f)	0.05		0.73
1.00	1.44		26,507	0.60	(g)	1.48		0.71
1.00	3.00	(h)	37,673	0.59		3.00		0.71
1.00	3.02		60,944	0.59		3.00		0.67

1.00	0.00	(e)	28,471	0.25		0.00	(e)	0.52
1.00	0.05		29,209	0.35		0.00	(e)	0.52
1.00	0.10		38,165	0.42	(f)	0.11		0.57
1.00	1.58		58,008	0.47	(i)	1.61		0.56
1.00	3.14	(h)	71,758	0.45		3.17		0.55
1.00	3.17		177,698	0.45		3.13		0.52

1.00	0.00	(e)	143,969	0.25		0.00	(e)	0.77
1.00	0.05		139,538	0.35		0.00	(e)	0.77
1.00	0.02		220,793	0.32	(g)	0.00	(e)	0.76
1.00	1.33		23,050	0.72	(i)	1.26		0.81
1.00	2.88	(h)	22,874	0.70		2.84		0.81
1.00	2.91		28,903	0.70		2.89		0.78

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Includes insurance expense of 0.03%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$290,807	0.26%		0.01%		1.07%
1.00	0.11		310,036	0.34		0.01		1.07
1.00	0.01		293,356	0.57	(e)	0.01		1.09
1.00	0.86		251,873	0.98	(e)	0.89		1.08
1.00	2.50		320,928	1.00		2.52		1.08
1.00	2.55		429,685	1.00		2.56		1.10

1.00	0.00	(f)	701,841	0.27		0.00	(f)	0.62
1.00	0.10		830,150	0.34		0.01		0.62
1.00	0.05		744,054	0.55	(g)	0.06		0.65
1.00	1.23		1,283,154	0.61	(e)	1.21		0.64
1.00	2.93		1,214,148	0.59		2.89		0.63
1.00	2.97		1,204,017	0.59		2.93		0.65

1.00	0.00	(f)	368,352	0.27		0.00	(f)	0.72
1.00	0.10		395,301	0.34		0.01		0.72
1.00	0.02		364,918	0.58	(g)	0.02		0.74
1.00	1.12		507,425	0.72	(e)	1.10		0.74
1.00	2.81		410,594	0.70		2.79		0.73
1.00	2.86		194,629	0.70		2.82		0.75

1.00	0.00	(f)	83,993	0.27		0.00	(f)	1.07
1.00	0.10		93,124	0.34		0.00	(f)	1.07
1.00	0.00		104,245	0.44		0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Ohio Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03	(k)	—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	(0.01)		0.01		—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03	(k)	—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03	(k)	—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (j) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—	(d)	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.02%.
(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.
(i)	Includes insurance expense of 0.01%.
(j)	Commencement of offering of shares.
(k)	Calculated based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$19,821	0.23%		0.00	%(e)	0.73%
1.00	0.08		22,172	0.36		0.01		0.79
1.00	0.19		23,532	0.55	(f)	0.09		0.77
1.00	1.39		44,250	0.61	(g)	1.35		0.71
1.00	2.98	(h)	25,619	0.59		2.94		0.74
1.00	2.99	(h)	33,418	0.59		2.95		0.70

1.00	0.01		5,039	0.22		0.00	(e)	0.58
1.00	0.08		5,039	0.36		0.01		0.64
1.00	0.27		3,589	0.40	(i)	0.08		0.62
1.00	1.53		805	0.47	(g)	1.30		0.56
1.00	3.12	(h)	626	0.45		3.28		0.57
1.00	3.14		32,989	0.45		3.09		0.55

1.00	0.01		20,364	0.23		0.00	(e)	0.83
1.00	0.08		30,018	0.36		0.01		0.89
1.00	0.14		23,851	0.61	(f)	0.03		0.87
1.00	1.28		58,532	0.72	(g)	1.27		0.81
1.00	2.86	(h)	54,774	0.70		2.82		0.85
1.00	2.88		69,853	0.70		2.84		0.80

1.00	0.01		23,602	0.22		0.00	(e)	1.18
1.00	0.08		20,703	0.36		0.00	(e)	1.25
1.00	0.11		19,376	0.34		0.00	(e)	1.22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	37

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan and Service	JPM I	Diversified
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II	Non-Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve and Service	JPM I	Diversified
Ohio Municipal Money Market Fund	Morgan, Premier, Reserve and Service	JPM II	Non-Diversified

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2011, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund #
Total Investments in Securities	$—	$1,268,145	$—	$1,268,145

Michigan Municipal Money Market Fund #
Total Investments in Securities	$—	$180,938	$—	$180,938

New York Municipal Money Market Fund #
Total Investments in Securities	$—	$1,444,094	$—	$1,444,094

Ohio Municipal Money Market Fund #
Total Investments in Securities	$—	$69,819	$—	$69,819

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio of Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

For each of the Funds, there were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually.

The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/ tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each Fund and for such services is paid a fee. The Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

Prior to January 1, 2010, JPMorgan Investment Advisors Inc. (“JPMIA”), which was an indirect, wholly-owned subsidiary of JPMorgan, acted as the investment advisor to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. Effective January 1, 2010, the investment advisory business of JPMIA was transferred to JPMIM and JPMIM became the investment advisor for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund, assuming all rights and responsibilities of JPMIA with respect to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund under the Investment Advisory Agreement. The appointment of JPMIM did not change the portfolio management team, investment strategies, investment advisory fees charged to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund or the terms of the investment advisory agreement (other than the identity of the advisor).

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.07% of each Fund’s average daily net assets.

The Administrator waived Administrative fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”).

For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	39

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	n/a	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.60	0.10	0.25	0.60
Ohio Municipal Money Market Fund	n/a	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	n/a	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.30	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	n/a	1.05%
Michigan Municipal Money Market Fund	n/a	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	1.00	0.59	n/a	0.70	1.05
Ohio Municipal Money Market Fund	n/a	0.59	0.45	0.70	1.05

The contractual expense limitation agreements were in effect for the six months ended August 31, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2011. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Shareholder Servicing	Total	Contractual Reimbursements
California Municipal Money Market Fund	$359	$359	$—
Michigan Municipal Money Market Fund	61	61	—
New York Municipal Money Market Fund	277	277	—
Ohio Municipal Money Market Fund	50	50	1

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Voluntary Waivers
	Investment Advisory	Administration Fee	Shareholder Servicing	Distribution	Total
California Municipal Money Market Fund	$105	$—	$1,285	$3,024	$4,414
Michigan Municipal Money Market	20	—	155	166	341
New York Municipal Money Market Fund	14	—	1,447	2,028	3,489
Ohio Municipal Money Market Fund	15	7	66	108	196

For the six months ended August 31, 2011, the Funds did not invest in any money market funds.

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Federal Income Tax Matters

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to this Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

5. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for California Municipal Money Market Fund and New York Municipal Money Market Fund.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

In addition, the Funds each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

7. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (“the SEC order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain One Group mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain funds and related matters. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds.

Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settlement, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period commencing September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. The court approved a settlement resolving all remaining claims in the litigation in Maryland.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.10	$1.11	0.22%
Hypothetical	1,000.00	1,024.03	1.12	0.22
Morgan
Actual	1,000.00	1,000.00	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Service
Actual	1,000.00	1,000.00	1.11	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.00	1.21	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24
Premier
Actual	1,000.00	1,000.00	1.26	0.25
Hypothetical	1,000.00	1,023.88	1.27	0.25
Reserve
Actual	1,000.00	1,000.00	1.26	0.25
Hypothetical	1,000.00	1,023.88	1.27	0.25

New York Municipal Money Market Fund
E*Trade
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Morgan
Actual	1,000.00	1,000.00	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	43

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
New York Municipal Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,000.00	$1.36	0.27%
Hypothetical	1,000.00	1,023.78	1.37	0.27
Service
Actual	1,000.00	1,000.00	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Premier
Actual	1,000.00	1,000.10	1.11	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22
Reserve
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Service
Actual	1,000.00	1,000.10	1.11	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	45

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The

Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Municipal Money Market Fund and New York Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three-

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

With respect to the Funds, the Trustees considered the Lipper performance data and other information provided by the Advisor for each of the Funds. The Trustees noted the generally strong performance of the Funds and recognized that instances of lower performance were directly related to class specific fees and expenses and/or the Advisor’s investment approach in responding to market events. The Trustees concluded that such performance for each Fund was satisfactory or better.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for the Morgan and Service shares was in the third and second quintiles, respectively, and that the actual total expenses for the both the Morgan and Service Class shares were in the fifth quintile of their respective Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and that the actual total expenses for the Morgan shares were in the fifth quintile of its Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee for the Morgan and Services shares was in the third and second quintiles, respectively, and that the actual total expenses for the both the Morgan and Service Class shares were in the fifth quintile of their Universe Group. After considering the factors identified above, and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s net advisory fee and actual total expenses for the Service shares were in the first and fifth quintiles, respectively, of the Universe Group. After considering the factors identified above, and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	47

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. August 2011.	SAN-MMKTST-811

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2011 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S.

Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$117.9 Billion
Weighted Average Maturity^	50 days
Weighted Average Life^^	88 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	33.1%
2–7 days	11.0
8–30 days	10.0
31–60 days	9.9
61–90 days	18.8
91–180 days	13.9
181+ days	3.3

7-DAY SEC YIELD (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.02
Capital Shares	0.10
Cash Management Shares	0.01
Direct Shares	0.01
Eagle Class Shares	0.01
Institutional Class Shares	0.07
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.88)%, (0.88)%, (0.03)%, 0.07%, (0.68)%, (0.03)%, (0.43)%, 0.02%, (0.23)%, (0.23)%, (0.18)%, (0.43)% and (0.78)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$10.0 Billion
Weighted Average Maturity^	48 days
Weighted Average Life^^	78 days

MATURITY SCHEDULE*^
1 day	31.4%
2–7 days	13.4
8–30 days	10.1
31–60 days	11.7
61–90 days	18.5
91–180 days	12.1
181+ days	2.8

7-DAY SEC YIELD (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.03
Capital Shares	0.11
E*Trade	0.05
Institutional Class Shares	0.08
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.88)%, (0.88)%, (0.03)%, 0.07%, (0.78)%, 0.02%, (0.23)%, (0.33)%, (0.18)%, (0.45)% and (0.83)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$62.8 Billion
Weighted Average Maturity^	51 days
Weighted Average Life^^	82 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	24.3%
2–7 days	16.3
8–30 days	12.8
31–60 days	19.7
61–90 days	5.7
91–180 days	14.6
181+ days	6.6

7-DAY SEC YIELD (1)
Agency Shares	0.01%
Capital Shares	0.01
Direct Shares	0.01
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Agency Shares, Capital Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.19)%, (0.09)%, (0.19)%, (0.14)%, (0.39)%, (0.50)%, (0.34)%, (0.62)% and (0.95)% for Agency Shares, Capital Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$15.3 Billion
Weighted Average Maturity^	25 days
Weighted Average Life^^	25 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	40.5%
2–7 days	29.8
8–30 days	16.9
31–60 days	1.8
61–90 days	2.8
91–180 days	3.7
181+ days	4.5

7-DAY SEC YIELD (1)
Class B Shares	0.00%
Class C Shares	0.00
Agency Shares	0.00
Direct Shares	0.00
Institutional Class Shares	0.00
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.10)%, (1.10)%, (0.25)%, (0.25)%, (0.20)%, (0.45)%, (0.55)%, (0.40)%, (0.65)% and (1.00)% for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2011	$5.6 Billion
Weighted Average Maturity^	49 days
Weighted Average Life^^	71 days
S&P rating* (a)	AAAm
Moody’s rating* (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	6.2%
2–7 days	5.2
8–30 days	43.4
31–60 days	21.0
61–90 days	11.3
91–180 days	9.8
181+ days	3.1

7-DAY SEC YIELD (1)
Agency Shares	0.00%
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.22)%, (0.17)%, (0.52)%, (0.37)% and (0.62)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$18.6 Billion
Weighted Average Maturity^	31 days
Weighted Average Life^^	31 days
S&P rating* (a)	AAAm-G
Moody’s rating* (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The ‘G’ designation in the S&P rating means that the Fund’s portfolio consists primarily of U.S. Government securities.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE**^
1 day	11.2%
2–7 days	0.0
8–30 days	59.4
31–60 days	6.0
61–90 days	20.6
91–180 days	2.2
181+ days	0.6

7-DAY SEC YIELD (1)
Agency Shares	0.00%
Capital Shares	0.00
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.26)%, (0.16)%, (0.21)%, (0.56)%, (0.41)%, (0.66)% and (1.01)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2011	$18.5 Billion
Weighted Average Maturity^	27 days
Weighted Average Life^^	28 days
S&P rating** (a)	AAAm
Moody’s rating** (b)	Aaa-mf

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share.

(a)	Standard & Poor’s analysis focuses primarily on the creditworthiness of the fund’s management’s ability and policies to maintain the fund’s stable net asset value. Principal stability fund ratings are assigned to funds that seek to maintain a stable or an accumulating net asset value.
(b)	Rating incorporates Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund.

MATURITY SCHEDULE***^
1 day	11.2%
2–7 days	78.9
8–30 days	1.5
31–60 days	0.4
61–90 days	0.0
91–180 days	2.5
181+ days	5.5

7-DAY SEC YIELD (1)
Agency Shares	0.01%
Direct Shares	0.00
Eagle Class Shares	0.01
Institutional Class Shares	0.06
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
***	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.04)%, (0.04)%, (0.44)%, 0.01%, (0.34)%, (0.19)% and (0.44)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2011	$3.2 Billion
Weighted Average Maturity^	33 days
Weighted Average Life^^	33 days

MATURITY SCHEDULE**^
1 day	8.8%
2–7 days	73.7
8–30 days	2.2
31–60 days	0.3
61–90 days	2.9
91–180 days	4.2
181+ days	7.9

7-DAY SEC YIELD (1)
Agency Shares	0.12%
E*Trade	0.01
Institutional Class Shares	0.17
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2011.
(1)	The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.06%, (0.69)%, 0.11%, (0.24)%, (0.09)%, (0.34)% and (0.69)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 38.5%
651,000	ABN Amro Bank N.V., 0.303%, 09/21/11	651,001
	Australia & New Zealand Banking Group Ltd.,
470,000	0.250%, 11/10/11	470,000
70,000	0.350%, 02/06/12	70,002
	Bank of Nova Scotia,
262,000	0.190%, 09/01/11	262,000
990,000	0.200%, 11/08/11	990,000
700,000	0.210%, 11/07/11	700,000
42,000	0.210%, 11/04/11	42,000
508,000	0.240%, 11/03/11	508,000
488,150	0.430%, 09/06/11	488,150
173,000	0.430%, 09/07/11	173,000
150,000	0.430%, 09/09/11	150,000
300,000	0.430%, 09/12/11	300,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
826,000	0.200%, 09/15/11	826,000
1,039,700	0.400%, 02/13/12	1,039,700
	Barclays Bank plc,
820,000	0.270%, 11/07/11	820,000
658,000	0.300%, 10/26/11	658,000
260,000	0.300%, 10/28/11	260,000
	BNP Paribas,
206,000	0.440%, 11/01/11	206,000
304,000	0.440%, 11/04/11	304,000
475,000	0.450%, 11/02/11	475,002
1,059,000	0.460%, 10/11/11	1,059,000
350,000	0.490%, 10/05/11	350,000
850,000	0.530%, 09/29/11	850,003
	Caisse des Depots et Consignation,
295,000	0.360%, 03/09/12	295,000
87,000	0.570%, 09/13/11	87,000
400,000	0.580%, 09/02/11	400,000
265,000	Commonwealth Bank of Australia Ltd., 0.300%, 02/08/12	265,000
	Credit Industriel et Commercial,
162,000	0.310%, 09/01/11	162,000
775,000	0.285%, 09/06/11	775,001
253,000	Credit Suisse First Boston, 0.280%, 10/27/11	253,000
	Deutsche Bank AG,
450,000	0.270%, 11/16/11	450,000
1,100,000	0.270%, 12/01/11	1,100,000
365,000	0.350%, 10/04/11	365,000
500,000	0.390%, 10/04/11	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	DnB NOR Bank ASA,
300,000	0.190%, 09/09/11 (n)	299,987
500,000	0.300%, 11/29/11	500,000
	HSBC Bank plc,
404,000	0.330%, 09/29/11	404,000
463,000	0.355%, 02/16/12	463,011
300,000	0.465%, 09/16/11	300,000
	ING Bank N.V.,
136,000	0.250%, 10/14/11	136,000
529,000	0.260%, 09/02/11	529,000
538,000	Lloyds TSB Bank plc, 0.321%, 09/26/11	538,000
	Mitsubishi UFJ Trust & Banking Corp.,
304,000	0.384%, 02/27/12	303,306
100,000	0.465%, 09/12/11	99,989
266,000	0.320%, 11/07/11	266,000
146,000	0.320%, 11/04/11	146,000
96,000	0.384%, 09/08/11	96,000
69,350	0.460%, 03/01/12	69,350
120,000	0.465%, 02/28/12	120,000
100,000	0.470%, 02/24/12	100,000
	Mizuho Corporate Bank Ltd.,
1,000,000	0.300%, 11/04/11	1,000,009
55,000	0.300%, 11/04/11	55,000
875,000	0.320%, 11/29/11	875,000
739,500	0.320%, 11/28/11	739,500
	National Australia Bank Ltd.,
201,000	0.250%, 11/01/11	201,000
700,000	0.283%, 12/12/11	700,005
500,000	0.285%, 11/14/11	500,005
524,000	0.300%, 11/28/11	524,000
270,000	0.305%, 11/28/11	270,003
647,000	0.340%, 09/07/11	647,000
436,000	0.340%, 09/29/11	436,002
237,000	0.380%, 02/06/12	237,005
802,000	Natixis, VAR, 0.380%, 09/01/11	802,000
380,000	Nederlandse Waterschapsbank N.V., 0.300%, 10/28/11 (n)	379,820
	Nordea Bank Finland plc,
490,000	0.270%, 11/09/11	490,000
475,000	0.320%, 09/02/11	475,000
408,000	0.320%, 09/07/11	408,000
448,000	0.325%, 09/06/11	448,000
623,000	0.380%, 02/10/12	623,000
	Norinchukin Bank-New York,
150,000	0.310%, 11/04/11	150,000
471,000	0.310%, 11/07/11	471,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
24,700	0.320%, 11/10/11	24,700
199,700	0.330%, 11/23/11	199,700
	Rabobank Nederland N.V.,
325,000	0.350%, 10/06/11 (n)	324,889
96,000	0.290%, 11/23/11 (n)	95,936
570,000	0.280%, 11/03/11	570,000
567,800	0.293%, 09/21/11	567,800
200,000	0.311%, 09/30/11	200,000
544,000	0.460%, 09/06/11	544,001
565,000	0.495%, 09/13/11	565,001
	Royal Bank of Canada,
683,000	0.280%, 09/01/11	683,000
530,000	0.300%, 02/15/12	530,000
420,000	0.320%, 02/24/12	420,000
	Shizuoka Bank,
64,000	0.250%, 09/08/11	64,000
73,000	0.270%, 10/03/11	73,000
	Sumitomo Mitsui Banking Corp.,
125,000	0.290%, 11/07/11	125,000
353,000	0.300%, 11/03/11	353,000
100,000	0.400%, 02/16/12	100,000
1,187,000	0.410%, 02/13/12	1,187,010
352,000	0.410%, 02/14/12	352,008
572,500	1.000%, 09/01/11	572,500
	Sumitomo Trust & Banking Co., Ltd.,
200,000	0.270%, 10/11/11 (n)	199,940
200,000	0.300%, 10/11/11	200,000
	Svenska Handelsbanken, Inc.,
300,000	0.190%, 10/11/11	300,000
170,000	0.235%, 11/04/11	170,000
200,000	0.300%, 09/21/11	200,000
250,000	0.305%, 11/30/11	250,003
610,000	0.313%, 12/02/11	610,004
100,000	0.325%, 10/05/11	100,000
200,000	0.355%, 09/01/11	200,000
262,700	0.385%, 02/10/12	262,706
687,850	0.455%, 02/24/12	687,867
	Toronto Dominion Bank,
310,000	0.320%, 02/08/12	310,000
234,000	0.320%, 02/06/12	234,000
167,000	0.320%, 02/07/12	167,000
	UBS AG,
830,000	0.220%, 10/11/11	830,000
885,000	0.350%, 11/25/11	885,000
741,000	0.350%, 12/02/11	741,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Westpac Banking Corp.,
260,000	0.290%, 11/01/11	260,000
158,360	0.350%, 02/13/12	158,345

	Total Certificates of Deposit (Cost $45,423,261)	45,423,261

Commercial Paper — 17.1% (n)
	ANZ National (International) Ltd.,
135,000	0.255%, 11/08/11 (e)	134,935
157,000	0.260%, 11/07/11 (e) (m)	156,924
	ASB Finance Ltd.,
50,000	0.260%, 11/10/11 (e)	49,975
91,000	0.265%, 11/04/11 (e)	90,957
15,000	0.265%, 11/07/11 (e)	14,993
394,700	Aspen Funding Corp, 0.120%, 09/01/11 (e)	394,700
20,985	Atlantic Asset Securitization LLC, 0.200%, 09/01/11 (e)	20,985
	Atlantis One Funding Corp.,
852,000	0.280%, 11/10/11 (e)	851,536
247,000	0.280%, 11/14/11 (e)	246,858
143,000	0.341%, 10/04/11 (e)	142,955
	Australia & New Zealand Banking Group Ltd.,
152,000	0.230%, 12/08/11 (e)	151,905
100,000	0.310%, 10/04/11 (e)	99,972
101,200	0.331%, 02/09/12 (e)	101,051
500,000	0.351%, 02/03/12 (e)	499,246
25,000	Bank of Nova Scotia, 0.230%, 11/09/11	24,989
105,000	Banque et Caisse d’Epargne de L’Etat, 0.336%, 09/06/11	104,995
	Barclays Bank plc,
200,000	0.300%, 09/01/11 (e)	200,000
143,900	0.300%, 11/03/11 (e)	143,824
159,200	Barclays U.S. Funding Corp., 0.100%, 09/01/11	159,200
600,000	BNP Paribas, 0.436%, 11/07/11	599,514
	Caisse d’Amortissement de la Dette Socia,
20,000	0.250%, 12/16/11 (e)	19,985
255,000	0.275%, 11/23/11 (e)	254,838
255,000	0.285%, 11/28/11 (e)	254,822
45,000	0.290%, 11/15/11 (e)	44,973
336,000	0.290%, 11/25/11 (e)	335,770
87,000	0.341%, 03/06/12 (e)	86,847
211,000	0.341%, 09/19/11 (e)	210,964
	Commonwealth Bank of Australia Ltd.,
61,000	0.235%, 11/08/11 (e)	60,973
435,000	0.270%, 11/04/11 (e)	434,791

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
160,000	0.346%, 02/08/12 (e)	159,755
76,000	0.371%, 01/27/12 (e)	75,884
100,000	0.371%, 02/06/12 (e)	99,838
	Credit Suisse First Boston,
762,000	0.200%, 10/06/11	761,852
602,000	0.290%, 10/26/11	601,733
	Danske Corp.,
854,750	0.271%, 10/03/11 (e)	854,544
99,000	0.280%, 10/04/11 (e)	98,975
	DnB NOR Bank ASA,
450,000	0.300%, 11/23/11 (e)	449,689
534,000	0.300%, 11/29/11 (e)	533,604
	Erste Finance (Delaware) LLC,
136,200	0.120%, 09/01/11 (e)	136,200
145,000	0.361%, 12/07/11 (e)	144,859
250,000	Gemini Securitization Corp., 0.110%, 09/01/11 (e)	250,000
190,000	General Electric Capital Corp., 0.250%, 12/29/11	189,843
85,000	HSBC Bank USA, N.A., 0.160%, 09/23/11	84,992
	Kells Funding LLC,
171,000	0.220%, 10/26/11	170,943
145,000	0.371%, 04/10/12	144,669
150,000	0.377%, 09/04/11 (e)	150,000
130,000	0.381%, 09/19/11	129,975
200,000	0.383%, 09/08/11 (e)	200,000
	Macquarie Bank Ltd.,
150,000	0.370%, 11/08/11 (e)	149,895
575,000	0.400%, 11/17/11 (e)	574,465
75,000	Mizuho Funding LLC, 0.250%, 09/12/11 (e)	74,994
160,000	Natixis U.S. Finance Co., LLC, 0.140%, 09/01/11	160,000
195,700	Newport Funding Corp., 0.120%, 09/01/11 (e)	195,700
	Nordea North America, Inc.,
135,000	0.205%, 10/07/11	134,972
156,000	0.280%, 11/02/11	155,925
242,000	0.321%, 09/06/11	241,989
259,000	Northern Pines Funding LLC, 0.381%, 11/03/11 (e)	258,828
	NRW Bank Corp.,
70,000	0.250%, 11/10/11 (e)	69,966
377,000	0.257%, 12/01/11 (e)	376,755
409,000	0.263%, 11/28/11 (e)	408,737
153,000	0.265%, 11/29/11 (e)	152,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oversea-Chinese Banking Corp. Ltd.,
50,000	0.310%, 11/22/11	49,964
100,000	0.320%, 11/29/11	99,921
50,000	0.320%, 11/28/11	49,961
	Private Export Funding Corp.,
33,000	0.270%, 10/03/11 (e)	32,992
50,000	0.270%, 10/05/11 (e)	49,987
96,941	Regency Markets No. 1 LLC, 0.220%, 09/16/11 (e)	96,932
272,000	Societe Generale North America, Inc., 0.212%, 09/01/11	272,000
15,000	Straight-A Funding LLC, 0.240%, 11/02/11	14,994
	Sumitomo Mitsui Banking Corp.,
452,000	0.401%, 02/13/12 (e)	451,171
313,000	0.411%, 02/22/12 (e)	312,380
185,000	Suncorp Metway Ltd., 0.300%, 09/06/11 (e)	184,992
	Svenska Handelsbanken, Inc.,
60,000	0.320%, 12/05/11 (e)	59,949
200,000	0.431%, 02/23/12 (e)	199,582
93,884	Thames Asset Global Securitization No. 1, Inc., 0.200%, 09/01/11 (e)	93,884
479,000	UBS Finance (Delaware) LLC, 0.340%, 12/02/11	478,584
	UOB Funding LLC,
110,000	0.220%, 10/11/11	109,973
80,000	0.240%, 11/04/11	79,966
50,000	0.270%, 11/18/11	49,971
	Westpac Banking Corp.,
154,000	0.270%, 11/07/11 (e)	153,923
297,000	0.290%, 11/04/11 (e)	296,847
1,004,000	0.290%, 11/07/11 (e)	1,003,458
500,000	0.300%, 10/14/11 (e)	499,821
428,000	0.310%, 10/07/11 (e)	427,867
303,000	0.331%, 10/03/11 (e)	302,911
200,000	0.331%, 10/04/11 (e)	199,939
145,000	0.331%, 10/05/11 (e)	144,955
77,000	0.361%, 02/03/12 (e)	76,881
254,000	0.361%, 02/06/12 (e)	253,599
100,000	Windmill Funding Corp., 0.240%, 09/21/11 (e)	99,987

	Total Commercial Paper (Cost $20,233,349)	20,233,349

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Notes — 1.2%
	Financials — 1.2%
	Commercial Banks — 1.0%
546,250	Australia & New Zealand Banking Group Ltd., VAR, 0.297%, 09/15/11 (e)	546,250
663,000	Bank of America N.A., 0.200%, 10/05/11	663,000

		1,209,250

	Diversified Financial Services — 0.2%
213,232	LICO Icahn Ltd., VAR, 0.850%, 09/10/11 (e) (i)	213,232

	Total Corporate Notes (Cost $1,422,482)	1,422,482

Foreign Government Security — 0.1%
121,520	Kingdom of Denmark, 2.750%, 11/15/11 (Cost $122,081)	122,081

Repurchase Agreements — 6.2%
659,000	Barclays Capital, Inc., 0.620%, dated 08/31/11, due 10/30/11, repurchase price $659,681, collateralized by Corporate Bonds and Notes with a value of $691,950. (i)	659,000
723,000	Barclays Capital, Inc., 0.620%, dated 08/31/11, due 10/30/11, repurchase price $723,747, collateralized by Corporate Bonds and Notes with a value of $759,150. (i)	723,000
425,000	Citigroup, Inc., 0.670%, dated 08/31/11, due 10/05/11, repurchase price $425,359, collateralized by Corporate Bonds and Notes with a value of $437,750. (i)	425,000
425,000	Citigroup, Inc., 0.870%, dated 08/31/11, due 10/05/11, repurchase price $425,010, collateralized by Corporate Bonds and Notes with a value of $437,750. (i)	425,000
143,530	Deutsche Bank Securities, Inc., 0.080%, dated 08/31/11, due 09/01/11, repurchase price $143,530, collateralized by U.S. Government Agency Securities with a value of $146,401.	143,530
460,000	Deutsche Bank Securities, Inc., 0.520%, dated 08/31/11, due 11/04/11, repurchase price $460,432, collateralized by Corporate Bonds and Notes with a value of $473,791. (i)	460,000
483,000	Deutsche Bank Securities, Inc., 0.520%, dated 08/31/11, due 11/04/11, repurchase price $483,453, collateralized by Corporate Bonds and Notes with a value of $497,489. (i)	483,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

400,000	HSBC Securities USA, Inc, 0.240%, dated 08/31/11, due 09/01/11, repurchase price $400,003, collateralized by Corporate Bonds and Notes with a value of $412,003.	400,000
294,000	Merrill Lynch & Co., Inc., 0.370%, dated 08/31/11, due 10/05/11, repurchase price $294,106, collateralized by Corporate Bonds and Notes with a value of $307,487. (i)	294,000
1,400,000	Merrill Lynch & Co., Inc., 0.820%, dated 08/31/11, due 09/15/11, repurchase price $1,400,478, collateralized by Corporate Bonds and Notes with a value of $1,470,000. (i)	1,400,000
1,879,000	RBS Securities, Inc., 0.420%, dated 08/31/11, due 09/01/11, repurchase price $1,879,022, collateralized by Corporate Bonds and Notes with a value of $1,937,517.	1,879,000

	Total Repurchase Agreements (Cost $7,291,530)	7,291,530

Time Deposits — 24.9%
1,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 09/01/11	1,000,000
2,000,000	Banque Federative du Credit Mutuel, 0.180%, 09/01/11	2,000,000
	Barclays Bank plc,
1,600,000	0.080%, 09/01/11	1,600,000
1,100,000	BPCE, 0.160%, 09/01/11	1,100,000
	Citibank N.A.,
500,000	0.120%, 09/07/11	500,000
249,575	0.120%, 09/07/11	249,575
	Commerzbank AG,
450,000	0.120%, 09/01/11	450,000
1,499,575	0.170%, 09/02/11	1,499,575
	Credit Agricole S.A.,
2,482,587	0.130%, 09/01/11	2,482,587
667,800	0.130%, 09/01/11	667,800
	Danske Bank A/S,
500,000	0.210%, 09/02/11	500,000
1,550,000	0.210%, 09/06/11	1,550,000
	Deutsche Bank AG,
554,896	0.100%, 09/01/11	554,896
999,575	0.100%, 09/01/11	999,575
1,500,000	DnB NOR Bank ASA, 0.090%, 09/01/11	1,500,000
749,575	DZ Bank AG, 0.160%, 09/01/11	749,575
	Erste Bank Der Oesterreichischen Sparkas,
500,000	0.120%, 09/01/11	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Time Deposits — Continued
830,000	0.170%, 09/07/11	830,000
1,999,575	KBC Bank N.V., 0.100%, 09/01/11	1,999,575
	Landesbank Hessen-Thueringen Girozentral,
500,000	0.120%, 09/01/11	500,000
799,575	0.180%, 09/01/11	799,575
2,000,000	Lloyds TSB Bank plc, 0.110%, 09/01/11	2,000,000
2,000,000	Royal Bank of Scotland plc, 0.120%, 09/01/11	2,000,000
	Skandinaviska Enskilda Banken,
374,575	0.150%, 09/06/11	374,575
850,000	0.150%, 09/07/11	850,000
1,349,575	Societe Generale, 0.180%, 09/01/11	1,349,575
750,000	Svenska Handelsbanken, Inc., 0.090%, 09/01/11	750,000

	Total Time Deposits (Cost $29,356,883)	29,356,883

U.S. Government Agency Securities — 12.9%
	Federal Home Loan Bank,
91,000	0.160%, 03/08/12	90,985
37,750	0.170%, 04/02/12	37,747
26,000	0.180%, 08/15/12	25,994
500,000	0.180%, 08/22/12	499,887
77,500	0.200%, 08/16/12	77,498
133,000	0.220%, 07/20/12	132,925
343,950	0.230%, 08/13/12	343,938
632,000	VAR, 0.104%, 10/30/11	631,932
409,000	VAR, 0.229%, 11/07/11	408,970
450,000	VAR, 1.000%, 09/01/11	449,865
	Federal Home Loan Mortgage Corp.,
754,850	DN, 0.180%, 02/13/12 (n)	754,227
870,000	VAR, 0.151%, 09/04/11	869,367
466,550	VAR, 0.162%, 09/03/11	466,440
200,000	VAR, 0.167%, 09/14/11	199,977
600,000	VAR, 0.168%, 09/16/11	599,930
550,000	VAR, 0.171%, 09/29/11	549,910

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

509,900	VAR, 0.219%, 09/26/11	509,869
687,000	VAR, 0.270%, 09/01/11	686,717
1,895,000	VAR, 0.290%, 09/01/11	1,893,881
	Federal National Mortgage Association,
37,302	1.125%, 07/30/12	37,588
680,000	1.250%, 05/07/12	684,845
19,182	DN, 0.105%, 10/12/11 (n)	19,180
784,000	DN, 0.180%, 02/13/12 (n)	783,353
791,000	DN, 0.199%, 05/01/12 (n)	789,941
416,000	VAR, 0.235%, 09/23/11	415,876
423,000	VAR, 0.243%, 09/20/11	422,889
900,000	VAR, 0.251%, 09/28/11	899,758
1,082,250	VAR, 0.280%, 09/01/11	1,081,978
835,000	VAR, 0.310%, 09/01/11	834,826

	Total U.S. Government Agency Securities (Cost $15,200,293)	15,200,293

U.S. Treasury Obligations — 1.0%
	U.S. Treasury Bill — 0.1% (n)
60,000	0.166%, 09/29/11	59,992

	U.S. Treasury Notes — 0.9%
273,000	0.875%, 01/31/12	273,585
553,000	0.875%, 02/29/12	554,434
260,000	1.000%, 10/31/11	260,342

		1,088,361

	Total U.S. Treasury Obligations (Cost $1,148,353)	1,148,353

	Total Investments — 101.9% (Cost $120,198,232)*	120,198,232
	Liabilities in Excess of Other Assets — (1.9)%	(2,250,190)

	NET ASSETS — 100.0%	$117,948,042

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 33.7%
	ABN Amro Bank N.V.,
20,000	0.300%, 09/19/11	20,000
60,000	0.303%, 09/21/11	60,000
17,000	Australia & New Zealand Banking Group Ltd., 0.350%, 02/06/12	17,000
	Bank of Nova Scotia,
61,000	0.210%, 11/04/11	61,000
42,000	0.240%, 11/03/11	42,000
37,000	0.430%, 09/06/11	37,000
12,000	0.430%, 09/07/11	12,000
20,000	0.430%, 09/09/11	20,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
68,000	0.200%, 09/15/11	68,000
83,000	0.400%, 02/13/12	83,000
	Barclays Bank plc,
50,000	0.300%, 10/26/11	50,000
170,000	0.300%, 10/27/11	170,000
21,000	0.300%, 10/28/11	21,000
50,000	0.350%, 09/22/11	50,000
	BNP Paribas,
17,000	0.440%, 11/01/11	17,000
25,000	0.440%, 11/04/11	25,000
20,000	0.450%, 11/02/11	20,000
69,000	0.460%, 10/11/11	69,000
25,000	0.530%, 09/29/11	25,000
	Caisse des Depots et Consignation,
15,000	0.570%, 09/13/11	15,000
30,000	0.580%, 09/02/11	30,000
70,000	Credit Industrial et Commercial, 0.285%, 09/06/11	70,000
22,000	Commonwealth Bank of Australia Ltd., 0.300%, 02/08/12	22,000
22,000	Credit Suisse, 0.280%, 10/27/11	22,000
	Deutsche Bank AG,
40,000	0.270%, 11/16/11	40,000
50,000	0.390%, 10/04/11	50,000
	DnB NOR Bank ASA,
38,000	0.190%, 09/09/11 (n)	37,998
14,950	0.220%, 11/14/11	14,948
	HSBC Bank plc,
50,000	0.330%, 09/29/11	50,000
37,000	0.355%, 02/16/12	37,001
100,000	0.465%, 09/16/11	100,000
	ING Bank N.V.,
115,000	0.250%, 10/14/11	115,000
42,000	0.260%, 09/02/11	42,000
39,000	Lloyds TSB Bank plc, 0.321%, 09/26/11	39,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mitsubishi UFJ Trust & Banking Corp.,
35,000	0.460%, 02/27/12 (n)	34,920
34,000	0.320%, 11/07/11	34,000
22,000	0.425%, 02/21/12	22,000
10,000	0.460%, 03/01/12	10,000
25,000	0.465%, 02/28/12	25,000
	Mizuho Corporate Bank Ltd.,
87,000	0.300%, 11/04/11	87,000
122,000	0.320%, 11/28/11	122,000
	National Australia Bank Ltd.,
16,000	0.250%, 11/01/11	16,000
63,000	0.300%, 11/28/11	63,000
50,000	0.340%, 09/07/11	50,000
32,000	0.340%, 09/29/11	32,000
20,000	0.380%, 02/06/12	20,001
51,000	Natixis, VAR, 0.380%, 09/01/11	51,000
29,000	Nederlandse Waterschapsbank N.V., 0.300%, 10/28/11 (n)	28,986
	Nordea Bank Finland plc,
25,000	0.320%, 09/02/11	25,000
31,000	0.320%, 09/07/11	31,000
50,000	0.380%, 02/10/12	50,000
	Norinchukin Bank-New York,
42,000	0.310%, 11/04/11	42,000
38,000	0.310%, 11/07/11	38,000
60,000	0.320%, 11/10/11	60,000
25,000	0.320%, 11/17/11	25,000
50,000	0.330%, 11/23/11	50,000
	Rabobank Nederland N.V.,
7,000	0.290%, 11/23/11 (n)	6,995
30,000	0.280%, 11/03/11	30,000
38,000	0.293%, 09/21/11	38,000
15,000	0.311%, 09/30/11	15,000
38,000	0.460%, 09/06/11	38,000
	Royal Bank of Canada,
49,000	0.280%, 09/01/11	49,000
42,000	0.300%, 02/15/12	42,000
30,000	0.320%, 02/24/12	30,000
	Shizuoka Bank,
5,000	0.250%, 09/08/11	5,000
7,000	0.270%, 10/03/11	7,000
	Sumitomo Mitsui Banking Corp.,
10,000	0.290%, 11/07/11	10,000
63,000	0.410%, 02/13/12	63,002
45,000	1.000%, 09/01/11	45,000
	Sumitomo Trust & Banking Co., Ltd.,
76,000	0.340%, 11/17/11 (n)	75,945
25,000	0.300%, 10/11/11	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — Continued
	Svenska Handelsbanken, Inc.,
14,000	0.235%, 11/04/11	14,000
51,000	0.313%, 12/02/11	51,000
29,000	0.355%, 09/01/11	29,000
21,000	0.385%, 02/10/12	21,001
50,000	0.455%, 02/24/12	50,001
	Toronto Dominion Bank,
40,000	0.320%, 02/08/12	40,000
19,000	0.320%, 02/06/12	19,000
	UBS AG,
45,000	0.220%, 10/11/11	45,000
75,000	0.350%, 11/25/11	75,000
67,000	0.350%, 12/02/11	67,000
21,000	Westpac Banking Corp., 0.290%, 11/01/11	21,000

	Total Certificates of Deposit (Cost $3,380,798)	3,380,798

Commercial Paper — 22.3% (n)
	ANZ National (International) Ltd.,
15,000	0.255%, 11/08/11 (e)	14,993
13,000	0.260%, 11/07/11 (e) (m)	12,994
	ASB Finance Ltd.,
35,000	0.260%, 11/10/11 (e)	34,982
9,000	0.265%, 11/04/11 (e)	8,996
9,000	0.270%, 11/16/11 (e)	8,995
	Atlantis One Funding Corp.,
10,000	0.280%, 11/10/11 (e)	9,995
10,000	0.280%, 11/14/11 (e)	9,994
	Australia & New Zealand Banking Group Ltd.,
20,000	0.225%, 12/12/11 (e)	19,987
8,000	0.331%, 02/09/12 (e)	7,988
19,750	Bank of Nova Scotia, 0.230%, 11/09/11	19,741
8,000	Banque et Caisse d’Epargne de L’Etat, 0.336%, 09/06/11	8,000
12,000	Barclays Bank plc, 0.300%, 11/03/11 (e)	11,994
108,000	BNP Paribas, 0.436%, 11/07/11	107,913
	Caisse d’Amortissement de la Dette Socia,
30,000	0.285%, 11/28/11 (e)	29,979
15,000	0.290%, 11/15/11 (e)	14,991
27,000	0.290%, 11/25/11 (e)	26,981
50,000	0.341%, 09/19/11 (e)	49,992
	Commonwealth Bank of Australia Ltd.,
5,000	0.235%, 11/08/11 (e)	4,998
40,000	0.270%, 11/04/11 (e)	39,981
50,000	0.341%, 02/15/12 (e)	49,921
15,000	0.346%, 02/08/12 (e)	14,977
6,000	0.371%, 01/27/12 (e)	5,991
44,000	0.371%, 02/06/12 (e)	43,928

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Credit Suisse,
63,000	0.200%, 10/06/11	62,988
40,000	0.290%, 10/26/11	39,982
61,000	Danske Corp., 0.280%, 10/04/11 (e)	60,984
60,500	Deutsche Bank Financial LLC, 0.270%, 12/01/11	60,459
	DnB NOR Bank ASA,
50,000	0.300%, 11/23/11 (e)	49,965
83,000	0.300%, 11/29/11 (e)	82,939
25,000	Erste Finance (Delaware) LLC, 0.180%, 09/06/11 (e)	24,999
	General Electric Capital Corp.,
14,000	0.250%, 12/29/11	13,988
50,000	0.270%, 10/17/11	49,983
98,000	0.270%, 10/21/11	97,963
50,000	General Electric Capital Services, Inc., 0.270%, 10/20/11	49,982
30,000	Govco LLC, 0.300%, 10/25/11 (e)	29,987
	Kells Funding LLC,
25,000	0.220%, 10/26/11	24,992
10,000	0.250%, 11/21/11	9,994
55,000	0.371%, 04/10/12	54,875
50,000	0.377%, 09/04/11 (e)	50,000
10,000	0.381%, 09/19/11	9,998
100,000	0.391%, 09/09/11	99,991
	Macquarie Bank Ltd.,
15,000	0.370%, 11/07/11 (e)	14,990
135,000	0.400%, 11/15/11 (e)	134,880
	Nordea North America Inc.,
27,950	0.280%, 10/12/11	27,941
20,000	0.321%, 09/06/11	19,999
11,000	Nordea North America, Inc., 0.205%, 10/07/11	10,998
21,000	Northern Pines Funding LLC, 0.381%, 11/03/11 (e)	20,986
	NRW Bank Corp.,
10,000	0.250%, 11/10/11 (e)	9,995
23,000	0.260%, 12/01/11 (e)	22,985
33,000	0.265%, 11/29/11 (e)	32,978
15,000	Oversea-Chinese Banking Corp. Ltd., 0.320%, 11/28/11	14,988
	Straight-A Funding LLC,
17,000	0.190%, 11/14/11	16,993
10,000	0.240%, 11/02/11	9,996
10,000	0.300%, 11/01/11	9,995
65,000	Sumitomo Mitsui Banking Corp., 0.411%, 02/22/12 (e)	64,871

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Paper — Continued
15,000	Suncorp-Metway Ltd., 0.300%, 09/06/11 (e)	14,999
50,000	Svenska Handelsbanken, Inc., 0.431%, 02/23/12 (e)	49,896
27,500	Thames Asset Global Securitization No. 1, Inc., 0.250%, 09/15/11 (e)	27,497
40,000	UBS Finance (Delaware) LLC, 0.340%, 12/02/11	39,965
	UOB Funding LLC,
10,000	0.220%, 10/11/11	9,997
10,000	0.240%, 11/04/11	9,996
22,000	0.270%, 11/18/11	21,987
	Westpac Banking Corp.,
13,000	0.270%, 11/07/11 (e)	12,993
80,000	0.290%, 11/04/11 (e)	79,959
42,000	0.327%, 10/03/11 (e)	41,988
15,000	0.361%, 02/03/12 (e)	14,977
21,000	0.361%, 02/06/12 (e)	20,967
50,000	Windmill Funding Corp., 0.240%, 09/21/11 (e)	49,993

	Total Commercial Paper (Cost $2,240,189)	2,240,189

Corporate Notes — 1.1%
	Financials — 1.1%
	Commercial Banks — 0.9%
35,000	Australia & New Zealand Banking Group Ltd., VAR, 0.297%, 09/15/11 (e)	35,000
55,000	Bank of America N.A., 0.200%, 10/05/11	55,000

		90,000

	Diversified Financial Services — 0.2%
19,744	LICO Icahn Ltd., VAR, 0.850%, 09/10/11 (e) (i)	19,744

	Total Corporate Notes (Cost $109,744)	109,744

Repurchase Agreements — 7.8%
25,000	Barclays Capital, Inc., 0.620%, dated 08/31/11, due 10/30/11, repurchase price $25,026, collateralized by Corporate Bonds and Notes with a value of $26,180. (i)	25,000
55,000	Barclays Capital, Inc., 0.620%, dated 08/31/11, due 10/30/11, repurchase price $55,057, collateralized by Corporate Bonds and Notes with a value of $57,761. (i)	55,000
75,000	Citigroup Global Markets, Inc., 0.670%, dated 08/31/11, due 10/05/11, repurchase price $75,049, collateralized by Corporate Bonds and Notes with a value of $77,250. (i)	75,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

75,000	Citigroup Global Markets, Inc., 0.870%, dated 08/31/11, due 10/05/11, repurchase price $75,063, collateralized by Corporate Bonds and Notes with a value of $77,250. (i)	75,000
214,170	Deutsche Bank Securities, Inc., 0.080%, dated 08/31/11, due 09/01/11, repurchase price $214,170, collateralized by U.S. Government Agency Securities with a value of $218,453.	214,170
40,000	Deutsche Bank Securities, Inc., 0.520%, dated 08/31/11, due 11/04/11, repurchase price $40,038, collateralized by Corporate Bonds and Notes with a value of $41,750. (i)	40,000
100,000	Merrill Lynch PFS, Inc., 0.820%, dated 08/31/11, due 09/15/11, repurchase price $100,034, collateralized by Corporate Bonds and Notes with a value of $105,000. (i)	100,000
195,000	RBS Securities, Inc., 0.420%, dated 08/31/11, due 09/01/11, repurchase price $195,002, collateralized by U.S. Government Agency Securities with a value of $198,509.	195,000

	Total Repurchase Agreements (Cost $779,170)	779,170

Time Deposits — 28.4%
400,000	BPCE S.A., 0.160%, 09/01/11	400,000
100,000	Citibank N.A., 0.120%, 09/07/11	100,000
	Commerzbank AG,
250,000	0.120%, 09/01/11	250,000
200,000	0.170%, 09/02/11	200,000
100,000	Credit Agricole S.A., 0.130%, 09/01/11	100,000
	Danske Bank A/S,
200,000	0.210%, 09/02/11	200,000
200,000	0.210%, 09/06/11	200,000
100,000	DZ Bank AG, 0.160%, 09/01/11	100,000
	Erste Bank Der Oesterreichischen Sparkas,
300,000	0.120%, 09/01/11	300,000
100,000	0.170%, 09/07/11	100,000
100,000	Landesbank Hessen-Thueringen Girozentral, 0.180%, 09/01/11	100,000
200,000	Lloyds TSB Bank plc, 0.110%, 09/01/11	200,000
250,000	Royal Bank of Scotland, 0.120%, 09/01/11	250,000
	Skandinaviska Enskilda Banken,
50,000	0.150%, 09/06/11	50,000
50,000	0.150%, 09/07/11	50,000
250,000	Societe Generale, 0.180%, 09/01/11	250,000

	Total Time Deposits (Cost $2,850,000)	2,850,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — 9.5%
	Federal Home Loan Bank,
7,500	0.160%, 03/08/12	7,499
42,000	0.180%, 08/15/12	41,990
29,000	0.230%, 08/13/12	28,999
46,000	VAR, 0.104%, 10/30/11	45,995
30,600	VAR, 0.229%, 11/07/11	30,598
50,000	VAR, 1.000%, 09/01/11	49,985
	Federal Home Loan Mortgage Corp.,
64,000	DN, 0.180%, 02/13/12 (n)	63,947
40,000	VAR, 0.151%, 09/04/11	39,971
40,000	VAR, 0.171%, 09/29/11	39,994
40,000	VAR, 0.219%, 09/26/11	39,998
48,000	VAR, 0.270%, 09/01/11	47,980
157,000	VAR, 0.290%, 09/01/11	156,907
	Federal National Mortgage Association,
14,000	1.125%, 07/30/12	14,107
64,000	DN, 0.180%, 02/13/12 (n)	63,947
74,000	DN, 0.199%, 05/01/12 (n)	73,901
50,000	VAR, 0.235%, 09/23/11	49,985

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

50,000	VAR, 0.251%, 09/28/11	49,987
76,000	VAR, 0.280%, 09/01/11	75,981
33,000	VAR, 0.310%, 09/01/11	32,993

	Total U.S. Government Agency Securities (Cost $954,764)	954,764

U.S. Treasury Obligations — 0.8%
	U.S. Treasury Notes — 0.8%
19,000	0.875%, 01/31/12	19,040
39,000	0.875%, 02/29/12	39,101
19,000	1.000%, 10/31/11	19,025

	Total U.S. Treasury Obligations (Cost $77,166)	77,166

	Total Investments — 103.6% (Cost $10,391,831)*	10,391,831
	Liabilities in Excess of Other Assets — (3.6)%	(362,406)

	NET ASSETS — 100.0%	$10,029,425

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 61.4%
	Federal Farm Credit Bank — 0.6%
80,000	0.250%, 08/01/12	80,038
25,000	DN, 0.010%, 09/01/11 (m) (n)	25,000
50,000	VAR, 0.227%, 09/12/11	49,995
250,000	VAR, 0.250%, 09/01/11	249,827

		404,860

	Federal Home Loan Bank — 22.2%
150,320	0.090%, 11/18/11	150,303
175,000	0.110%, 01/05/12	174,976
300,000	0.120%, 02/02/12	299,971
195,000	0.130%, 12/22/11	194,987
250,000	0.130%, 01/03/12	249,972
261,000	0.130%, 02/13/12	260,985
392,000	0.140%, 01/17/12	391,974
100,000	0.150%, 01/17/12	99,993
225,000	0.150%, 01/20/12	224,976
400,000	0.150%, 05/01/12	399,860
210,000	0.160%, 03/08/12	209,964
430,000	0.170%, 09/09/11	429,998
185,000	0.180%, 08/22/12	184,958
65,000	0.230%, 10/21/11	65,005
257,000	0.260%, 11/18/11	256,981
50,000	0.320%, 12/09/11	49,994
100,000	0.350%, 12/07/11	99,993
280,000	DN, 0.001%, 09/01/11 (n)	280,000
195,000	DN, 0.012%, 10/28/11 (n)	194,996
525,000	DN, 0.015%, 11/02/11 (n)	524,986
150,000	DN, 0.018%, 10/24/11 (n)	149,996
62,000	DN, 0.020%, 10/11/11 (n)	61,998
742,000	DN, 0.020%, 10/26/11 (n)	741,977
275,000	DN, 0.050%, 10/05/11 (n)	274,987
189,185	DN, 0.070%, 11/14/11 (n)	189,158
385,000	DN, 0.070%, 09/06/11 (n)	384,996
1,518,000	DN, 0.080%, 11/09/11 (n)	1,517,767
604,200	DN, 0.090%, 09/07/11 (n)	604,191
1,078,000	DN, 0.093%, 09/21/11 (n)	1,077,945
50,000	DN, 0.100%, 02/24/12 (n)	49,976
849,999	DN, 0.108%, 09/02/11 (n)	849,996
505,000	DN, 0.115%, 01/18/12 (n)	504,776
234,615	DN, 0.129%, 02/22/12 (n)	234,471
125,000	DN, 0.150%, 05/16/12 (n)	124,866
329,000	DN, 0.160%, 05/15/12 (n)	328,624
670,000	DN, 0.160%, 02/15/12 (n)	669,503
414,000	DN, 0.170%, 02/09/12 (n)	413,685
300,000	VAR, 0.184%, 09/28/11	299,958

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — Continued
200,000	VAR, 0.184%, 09/26/11	199,976
262,000	VAR, 0.265%, 09/01/11	261,943
250,000	VAR, 1.000%, 09/01/11	249,925

		13,935,586

	Federal Home Loan Mortgage Corp. — 19.0%
220,250	DN, 0.030%, 11/28/11 (n)	220,234
131,000	DN, 0.047%, 11/22/11 (n)	130,986
311,000	DN, 0.070%, 11/14/11 (n)	310,956
1,100,015	DN, 0.090%, 10/03/11 (n)	1,099,927
490,000	DN, 0.090%, 09/22/11 (n)	489,974
50,000	DN, 0.090%, 09/27/11 (n)	49,997
550,000	DN, 0.100%, 10/13/11 (n)	549,936
135,000	DN, 0.100%, 02/21/12 (n)	134,935
650,000	DN, 0.100%, 02/27/12 (n)	649,677
1,148,000	DN, 0.104%, 10/06/11 (n)	1,147,884
500,000	DN, 0.120%, 10/07/11 (n)	499,940
48,350	DN, 0.120%, 02/14/12 (n)	48,323
430,000	DN, 0.126%, 02/06/12 (n)	429,763
612,270	DN, 0.129%, 10/04/11 (n)	612,198
575,000	DN, 0.140%, 10/18/11 (n)	574,895
969,700	DN, 0.150%, 10/05/11 (n)	969,563
600,000	DN, 0.150%, 10/17/11 (n)	599,885
390,000	DN, 0.170%, 09/19/11 (n)	389,967
196,000	DN, 0.170%, 09/21/11 (n)	195,981
212,500	DN, 0.170%, 09/23/11 (n)	212,478
100,000	DN, 0.180%, 09/26/11 (n)	99,987
450,000	DN, 0.200%, 10/19/11 (n)	449,880
201,500	DN, 0.200%, 11/01/11 (n)	201,432
212,275	DN, 0.200%, 12/06/11 (n)	212,162
15,000	DN, 0.210%, 09/07/11 (n)	14,999
323,000	VAR, 0.167%, 09/14/11	322,963
150,000	VAR, 0.168%, 09/16/11	149,982
690,320	VAR, 0.171%, 09/29/11	690,206
460,000	VAR, 0.290%, 09/01/11	459,729

		11,918,839

	Federal National Mortgage Association — 19.6%
193,000	1.125%, 07/30/12	194,674
102,886	1.875%, 04/20/12	103,956
300,000	DN, 0.040%, 09/15/11 (n)	299,995
300,000	DN, 0.050%, 10/13/11 (n)	299,982
1,000,000	DN, 0.100%, 12/05/11 (n)	999,736
1,000,000	DN, 0.100%, 12/06/11 (n)	999,733
100,000	DN, 0.100%, 02/22/12 (n)	99,952
35,381	DN, 0.100%, 02/29/12 (n)	35,363

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
500,000	DN, 0.120%, 10/04/11 (n)	499,945
500,000	DN, 0.120%, 10/05/11 (n)	499,943
500,000	DN, 0.120%, 10/06/11 (n)	499,942
500,000	DN, 0.120%, 10/07/11 (n)	499,940
200,000	DN, 0.130%, 01/04/12 (n)	199,910
253,000	DN, 0.135%, 11/30/11 (n)	252,915
681,100	DN, 0.137%, 01/17/12 (n)	680,743
224,000	DN, 0.140%, 01/13/12 (n)	223,883
437,000	DN, 0.150%, 07/02/12 (n)	436,445
950,000	DN, 0.158%, 10/03/11 (n)	949,867
1,800,000	DN, 0.159%, 03/01/12 (n)	1,798,554
195,653	DN, 0.170%, 09/21/11 (n)	195,635
331,000	VAR, 0.235%, 09/23/11	330,902
296,900	VAR, 0.240%, 09/18/11	296,832
350,000	VAR, 0.243%, 09/20/11	349,908
350,000	VAR, 0.251%, 09/28/11	349,906
533,000	VAR, 0.280%, 09/01/11	532,868
639,000	VAR, 0.280%, 09/01/11	638,895

		12,270,424

	Total U.S. Government Agency Securities (Cost $38,529,709)	38,529,709

U.S. Treasury Obligations — 4.0%
	U.S. Treasury Bills — 1.4% (n)
500,000	0.010%, 10/06/11	499,912
350,000	0.020%, 09/01/11	350,000

		849,912

	U.S. Treasury Notes — 2.6%
190,000	0.750%, 11/30/11	190,245
185,000	0.875%, 01/31/12	185,409
192,000	0.875%, 02/29/12	192,488
528,000	1.000%, 09/30/11	528,315
125,000	1.000%, 10/31/11	125,162
122,000	1.375%, 03/15/12	122,696
320,000	4.500%, 09/30/11	321,074

		1,665,389

	Total U.S. Treasury Obligations (Cost $2,515,301)	2,515,301

Repurchase Agreements — 35.6%
1,000,000	Barclays Capital, Inc., 0.050%, dated 08/31/11, due 09/01/11, repurchase price $1,000,001, collateralized by U.S. Government Agency Securities with a value of $1,030,000.	1,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

800,000	Barclays Capital, Inc., 0.060%, dated 08/31/11, due 09/01/11, repurchase price $800,001, collateralized by U.S. Treasury Securities with a value of $816,000.	800,000
1,000,000	Barclays Capital, Inc., 0.060%, dated 08/31/11, due 09/06/11, repurchase price $1,000,010, collateralized by U.S. Government Agency Securities with a value of $1,030,000.	1,000,000
1,500,000	Barclays Capital, Inc., 0.070%, dated 08/31/11, due 09/07/11, repurchase price $1,500,020, collateralized by U.S. Government Agency Securities with a value of $1,545,000.	1,500,000
3,000,000	Barclays Capital, Inc., 0.070%, dated 08/31/11, due 09/01/11, repurchase price $3,000,006, collateralized by U.S. Government Agency Securities and U.S. Treasury Securities with a value of $3,073,431.	3,000,000
750,000	Barclays Capital, Inc., 0.160%, dated 08/31/11, due 10/07/11, repurchase price $750,123, collateralized by U.S. Government Agency Securities with a value of $775,496 (i)	750,000
978,000	Citibank N.A., 0.090%, dated 08/31/11, due 09/01/11, repurchase price $978,002, collateralized by U.S. Government Agency Securities with a value of $997,560.	978,000
2,000,000	Deutsche Bank AG, 0.060%, dated 08/31/11, due 09/06/11, repurchase price $2,000,020, collateralized by U.S. Government Agency Securities with a value of $2,040,000.	2,000,000
407,091	Deutsche Bank AG, 0.070%, dated 08/31/11, due 09/01/11, repurchase price $407,092, collateralized by U.S. Government Agency Securities with a value of $415,233.	407,091
500,000	Deutsche Bank AG, 0.070%, dated 08/31/11, due 09/02/11, repurchase price $500,002, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
355,966	Deutsche Bank AG, 0.080%, dated 08/31/11, due 09/01/11, repurchase price $355,967, collateralized by U.S. Government Agency Securities with a value of $363,085.	355,966

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — Continued
500,000	Deutsche Bank AG, 0.100%, dated 08/31/11, due 09/06/11, repurchase price $500,008, collateralized by U.S. Government Agency Securities with a value of $510,963.	500,000
500,000	Goldman Sachs & Co., 0.070%, dated 08/31/11, due 09/01/11, repurchase price $500,001, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
2,500,000	Goldman Sachs & Co., 0.070%, dated 08/31/11, due 09/06/11, repurchase price $2,500,029, collateralized by U.S. Government Agency Securities with a value of $2,550,000.	2,500,000
500,000	Goldman Sachs & Co., 0.080%, dated 08/31/11, due 09/06/11, repurchase price $500,007, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
750,000	Goldman Sachs & Co., 0.150%, dated 08/31/11, due 09/16/11, repurchase price $750,050, collateralized by U.S. Government Agency Securities with a value of $765,000. (i)	750,000
250,000	HSBC Securities, Inc., 0.060%, dated 08/31/11, due 09/01/11, repurchase price $250,000, collateralized by U.S. Treasury Securities with a value of $255,002.	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

141,090	Merrill Lynch & Co., 0.050%, dated 08/31/11, due 09/01/11, repurchase price $141,090, collateralized by U.S. Government Agency Securities with a value of $143,912.	141,090
773,399	Merrill Lynch & Co., 0.070%, dated 08/31/11, due 09/01/11, repurchase price $773,401, collateralized by U.S. Government Agency Securities with a value of $796,601.	773,399
675,000	Royal Bank of Scotland, 0.100%, dated 08/31/11, due 09/01/11, repurchase price $675,002, collateralized by U.S. Government Agency Securities with a value of $693,178.	675,000
3,477,000	UBS Warburg LLC, 0.080%, dated 08/31/11, due 09/01/11, repurchase price $3,477,008, collateralized by U.S. Government Agency Securities with a value of $3,546,540.	3,477,000

	Total Repurchase Agreements (Cost $22,357,546)	22,357,546

	Total Investments — 101.0% (Cost $63,402,556)*	63,402,556
	Liabilities in Excess of Other Assets — (1.0)%	(644,616)

	NET ASSETS — 100.0%	$62,757,940

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 32.5%
	U.S. Treasury Bills — 17.7% (n)
900,000	0.001%, 09/15/11	899,998
1,200,000	0.014%, 09/29/11	1,199,982
57,000	0.038%, 09/08/11	57,000
262,000	0.071%, 09/22/11 (m)	261,989
300,000	0.080%, 10/06/11	299,976

		2,718,945

	U.S. Treasury Notes — 14.8%
185,000	0.625%, 06/30/12	185,821
416,500	0.750%, 11/30/11	417,015
60,000	0.875%, 01/31/12	60,146
100,000	0.875%, 02/29/12	100,255
15,000	1.000%, 04/30/12	15,085
333,000	1.000%, 09/30/11	333,204
375,000	1.000%, 10/31/11	375,457
75,000	1.125%, 12/15/11	75,177
70,000	1.375%, 02/15/12	70,382
20,000	1.375%, 03/15/12	20,114
100,000	1.750%, 11/15/11	100,305
80,000	4.500%, 09/30/11	80,268
350,000	4.875%, 06/30/12	363,770
64,000	4.625%, 02/29/12	65,410

		2,262,409

	Total U.S. Treasury Obligations (Cost $4,981,354)	4,981,354

Repurchase Agreements — 77.0%
1,900,000	Barclays Capital, Inc., 0.040%, dated 08/31/11, due 09/01/11, repurchase price $1,900,002, collateralized by U.S. Treasury Securities with a value of $1,938,000.	1,900,000
1,000,000	Barclays Capital, Inc., 0.050%, dated 08/31/11, due 09/07/11, repurchase price $1,000,010, collateralized by U.S. Treasury Securities with a value of $1,020,000.	1,000,000
300,000	Citigroup, Inc., 0.060%, dated 08/31/11, due 09/01/11, repurchase price $300,001, collateralized by U.S. Treasury Securities with a value of $306,000.	300,000
500,000	Credit Suisse First Boston USA, Inc., 0.050%, dated 08/31/11, due 09/01/11, repurchase price $500,001, collateralized by U.S. Treasury Securities with a value of $510,005.	500,000
1,000,000	Deutsche Bank Securities, Inc., 0.020%, dated 08/31/11, due 09/06/11, repurchase price $1,000,003, collateralized by U.S. Treasury Securities with a value of $1,020,000.	1,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

200,000	Deutsche Bank Securities, Inc., 0.020%, dated 08/31/11, due 09/01/11, repurchase price $200,000, collateralized by U.S. Treasury Securities with a value of $205,160.	200,000
500,000	Deutsche Bank Securities, Inc., 0.030%, dated 08/31/11, due 09/06/11, repurchase price $500,003, collateralized by U.S. Treasury Securities with a value of $510,000.	500,000
1,000,000	Deutsche Bank Securities, Inc., 0.050%, dated 08/31/11, due 09/07/11, repurchase price $1,000,010, collateralized by U.S. Treasury Securities with a value of $1,020,000.	1,000,000
500,000	Deutsche Bank Securities, Inc., 0.050%, dated 08/31/11, due 09/01/11, repurchase price $500,001, collateralized by U.S. Treasury Securities with a value of $510,000.	500,000
500,000	Goldman Sachs & Co., 0.010%, dated 08/31/11, due 09/06/11, repurchase price $500,001, collateralized by U.S. Treasury Securities with a value of $510,000.	500,000
1,200,000	HSBC Securities USA, Inc., 0.040%, dated 08/31/11, due 09/01/11, repurchase price $1,200,001, collateralized by U.S. Treasury Securities with a value of $1,224,001.	1,200,000
700,000	Merrill Lynch & Co., Inc., 0.040%, dated 08/31/11, due 09/01/11, repurchase price $700,001, collateralized by U.S. Treasury Securities with a value of $714,000	700,000
1,000,000	RBS Securities, Inc., 0.050%, dated 08/31/11, due 09/07/11, repurchase price $1,000,010, collateralized by U.S. Treasury Securities with a value of $1,020,003.	1,000,000
1,000,000	RBS Securities, Inc., 0.060%, dated 08/31/11, due 09/01/11, repurchase price $1,000,002, collateralized by U.S. Treasury Securities with a value of $1,020,004.	1,000,000
500,000	UBS Warburg LLC, 0.050%, dated 08/31/11, due 09/01/11, repurchase price $500,001, collateralized by U.S. Treasury Securities with a value of $510,000.	500,000

	Total Repurchase Agreements (Cost $11,800,000)	11,800,000

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Total Investments — 109.5% (Cost $16,781,354)*	16,781,354
	Other Assets in Excess of Liabilities — (9.5)%	(1,450,777)

	NET ASSETS — 100.0%	$15,330,577

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 88.5%
	Federal Farm Credit Bank — 11.8%
15,000	0.200%, 09/04/12	14,997
55,000	0.250%, 08/01/12	55,026
40,000	DN, 0.016%, 10/19/11 (n)	39,999
25,000	DN, 0.020%, 10/18/11 (n)	25,000
25,000	DN, 0.100%, 12/06/11 (n)	24,993
50,000	DN, 0.110%, 11/18/11 (n)	49,988
25,000	DN, 0.120%, 02/09/12 (n)	24,987
15,000	DN, 0.210%, 08/08/12 (m) (n)	14,970
40,000	VAR, 0.110%, 09/01/11	39,967
92,250	VAR, 0.165%, 09/06/11	92,237
115,000	VAR, 0.227%, 09/14/11	115,008
50,000	VAR, 0.227%, 09/12/11	49,995
50,000	VAR, 0.230%, 09/01/11	50,009
37,800	VAR, 0.243%, 09/22/11	37,807
30,000	VAR, 0.250%, 09/01/11	29,979

		664,962

	Federal Home Loan Bank — 76.7%
16,000	0.090%, 11/18/11	15,998
20,000	0.130%, 12/22/11	19,999
40,000	0.140%, 01/17/12	39,997
75,000	0.150%, 01/17/12	74,995
20,000	0.160%, 03/08/12	19,997
35,000	0.170%, 09/09/11	35,000
75,000	0.230%, 10/21/11	75,006
31,000	0.260%, 11/18/11	30,998
30,000	0.320%, 12/09/11	30,021
35,000	0.320%, 12/09/11	34,996
275,000	DN, 0.012%, 10/28/11 (n)	274,995
320,000	DN, 0.015%, 09/16/11 (n)	319,998
350,000	DN, 0.015%, 11/02/11 (n)	349,991
26,096	DN, 0.018%, 10/24/11 (n)	26,095
27,000	DN, 0.020%, 10/26/11 (n)	26,999
100,718	DN, 0.030%, 11/25/11 (n)	100,711
320,000	DN, 0.035%, 09/09/11 (n)	319,997
93,700	DN, 0.037%, 10/21/11 (n)	93,695
22,630	DN, 0.050%, 11/04/11 (n)	22,628
191,099	DN, 0.056%, 09/02/11 (n)	191,099
225,956	DN, 0.065%, 09/01/11 (n)	225,956
25,000	DN, 0.070%, 09/06/11 (n)	25,000
203,500	DN, 0.076%, 09/28/11 (n)	203,488
197,245	DN, 0.090%, 09/14/11 (n)	197,239
145,689	DN, 0.093%, 10/07/11 (n)	145,675
100,000	DN, 0.100%, 02/24/12 (n)	99,951

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — Continued
91,307	DN, 0.110%, 09/12/11 (n)	91,304
65,000	DN, 0.110%, 10/05/11 (n)	64,993
49,000	DN, 0.129%, 02/22/12 (n)	48,970
395,882	DN, 0.140%, 09/15/11 (n)	395,821
50,000	DN, 0.140%, 10/14/11 (n)	49,992
25,000	DN, 0.150%, 05/16/12 (n)	24,973
30,000	DN, 0.160%, 05/15/12 (n)	29,966
30,000	DN, 0.160%, 02/15/12 (n)	29,978
45,000	DN, 0.170%, 02/09/12 (n)	44,966
284,927	DN, 0.758%, 09/21/11 (n)	284,915
70,000	VAR, 0.104%, 10/30/11	69,992
25,000	VAR, 0.151%, 09/28/11	24,996
17,000	VAR, 0.157%, 09/15/11	17,000
25,000	VAR, 0.184%, 01/26/12	24,997
50,000	VAR, 0.189%, 09/26/11	49,998
50,000	VAR, 0.216%, 10/13/11	50,006
22,000	VAR, 1.000%, 09/01/11	21,993

		4,325,384

	Total U.S. Government Agency Securities (Cost $4,990,346)	4,990,346

U.S. Treasury Obligations — 16.2%
	U.S. Treasury Bills — 9.7% (n)
250,000	0.000%, 09/29/11	249,999
300,000	0.040%, 09/08/11	299,998

		549,997

	U.S. Treasury Notes — 6.5%
70,000	0.875%, 01/31/12	70,182
10,000	0.875%, 02/29/12	10,026
142,000	1.000%, 09/30/11	142,082
100,000	1.000%, 10/31/11	100,125
35,000	1.125%, 12/15/11	35,082
10,000	1.375%, 03/15/12	10,057

		367,554

	Total U.S. Treasury Obligations (Cost $917,551)	917,551

	Total Investments — 104.7% (Cost $5,907,897)*	5,907,897
	Liabilities in Excess of Other Assets — (4.7)%	(266,939)

	NET ASSETS — 100.0%	$5,640,958

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 116.1%
	U.S. Treasury Bills — 105.4% (n)
2,500,000	0.000%, 09/29/11	2,499,990
3,405,000	0.008%, 09/22/11 (m)	3,404,985
400,000	0.010%, 10/06/11	399,996
400,000	0.015%, 10/20/11	399,992
2,404,300	0.020%, 09/01/11	2,404,300
2,919,000	0.025%, 09/15/11	2,918,971
3,199,242	0.030%, 09/08/11	3,199,223
800,000	0.036%, 11/17/11	799,939
1,500,000	0.041%, 11/03/11	1,499,892
500,000	0.065%, 10/13/11	499,962
1,545,000	0.080%, 11/10/11	1,544,893

		19,572,143

	U.S. Treasury Notes — 10.7%
326,000	0.750%, 11/30/11	326,400
45,000	0.875%, 01/31/12	45,099

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes — Continued
100,000	0.875%, 02/29/12	100,255
795,000	1.000%, 09/30/11	795,563
400,000	1.000%, 10/31/11	400,557
90,000	1.125%, 12/15/11	90,212
35,000	1.375%, 03/15/12	35,200
200,000	1.750%, 11/15/11	200,683

		1,993,969

	Total U.S. Treasury Obligations (Cost $21,566,112)	21,566,112

	Total Investments — 116.1% (Cost $21,566,112)*	21,566,112
	Liabilities in Excess of Other Assets — (16.1)%	(2,994,486)

	NET ASSETS — 100.0%	$18,571,626

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 96.0%
	Alabama — 1.3%
	Columbia Industrial Development Board, Alabama Power Co., Project,
13,000	Rev., VRDO, 0.160%, 09/01/11	13,000
24,600	Series C, Rev., VRDO, 0.160%, 09/01/11	24,600
9,695	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	9,695
131,698	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 1.350%, 09/07/11	131,698
22,965	Mobile Industrial Development Board, Dock & Wharf, Holnam, Inc. Project, Series A, Rev., VRDO, LOC: Bayerische Landesbank, 0.240%, 09/07/11	22,965
7,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	7,000
30,000	University of Alabama, Birmingham Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/07/11	30,000

		238,958

	Alaska — 1.2%
	Alaska Housing Finance Corp.,
10,910	Series 1407, Rev., VRDO, GNMA/FNMA, 0.340%, 09/07/11	10,910
75,000	Series A, Rev., VRDO, 0.190%, 09/07/11	75,000
55,000	Series D, Rev., VRDO, 0.200%, 09/07/11	55,000
78,120	Series D, Rev., VRDO, 0.280%, 09/07/11	78,120
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
7,000	Series A, Rev., VRDO, 0.050%, 09/01/11	7,000
1,800	Series B, Rev., VRDO, 0.050%, 09/01/11	1,800
1,300	City of Valdez, Marine Terminal, Exxonmobil Project, Rev., VRDO, 0.050%, 09/01/11	1,300

		229,130

	Arizona — 0.8%
7,700	Apache County IDA, Tucson Electric Power Co., Springerville Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 09/07/11	7,700
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.260%, 09/07/11	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	7,160

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — Continued
15,760	Phoenix Civic Improvement Corp., Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	15,760
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 09/07/11	2,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Bank of New York, 0.170%, 09/07/11	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 09/07/11	21,700
25,585	Pinal County Electric District No.3, Series U-2, Rev., VRDO, 0.320%, 09/07/11	25,585
26,565	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	26,565
865	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.360%, 09/07/11	865

		144,735

	California — 4.9%
710	Abag Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.160%, 09/01/11 (m)	710
2,385	Abag Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/11	2,385
3,800	Abag Finance Authority for Nonprofit Corps., On Lok Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 09/07/11	3,800
11,400	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	11,400
16,150	Anaheim Public Financing Authority, Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.240%, 09/07/11	16,150
5,000	Austin Trust Various States, Series 2008-3305, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11	5,000
10,000	Big Bear Lake, Southwest Gas Corp., Project, Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.280%, 09/07/11	10,000
10,215	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.140%, 09/07/11	10,215
31,950	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.260%, 09/07/11 (e)	31,950

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 09/07/11	1,610
26,000	California Infrastructure & Economic Development Bank, J. Paul, Series A-4, Rev., VRDO, 0.060%, 09/01/11	26,000
305	California Infrastructure & Economic Development Bank, Rand Corp., Series B, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/01/11	305
6,450	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series B, Rev., VRDO, 0.060%, 09/01/11	6,450
400	California Pollution Control Financing Authority, Exxon Project, Rev., VRDO, 0.030%, 09/01/11	400
6,200	California Statewide Communities Development Authority, Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.280%, 09/07/11 (e)	6,200
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 09/07/11	3,420
15,000	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 09/07/11	15,000
	California Statewide Communities Development Authority, Museum Art,
34,740	Rev., VRDO, LOC: Union Bank N.A., 0.130%, 09/07/11	34,740
42,000	Rev., VRDO, LOC: Union Bank N.A., 0.130%, 09/07/11	42,000
4,175	California Statewide Communities Development Authority, North Peninsula Jewish Center, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/01/11	4,175
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	3,950
5,500	City of Irvine, Improvement Bond Act of 1915, District No. 00-18, Special Assessment, Series A, VRDO, LOC: State Street Bank & Trust Co., 0.130%, 09/01/11	5,500
3,200	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment, Series A, VRDO, LOC: U.S. Bank N.A., 0.130%, 09/01/11	3,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
5,050	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Limited Obligation Assessment, Series B, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	5,050
600	City of Irvine, Improvement Bond Act of 1915, District No. 87-8, Special Assessment, VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	600
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 09/07/11	4,800
23,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11	23,850
	Deutsche Bank Spears/Lifers Trust Various States,
11,945	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.230%, 09/07/11	11,945
18,425	Series DB-362, GO, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	18,425
10,275	Series DB-416, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	10,275
11,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	11,860
19,825	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11 (e)	19,825
9,805	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	9,805
11,095	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	11,095
7,785	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	7,785
29,845	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	29,845
11,660	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	11,660
13,745	Eclipse Funding Trust, Solar Eclipse, South San Francisco,Tax Allocation, Series 2006-0067, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	13,745
6,500	Los Angeles Community College District, Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	6,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	California — Continued
7,160	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	7,160
5,000	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	5,000
25,700	Orange County Sanitation District, Series B, COP, VRDO, 0.080%, 09/01/11	25,700
	Orange County, WLCO LF Partners,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	2,200
4,150	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	4,150
	Puttable Floating Option Tax-Exempt Receipts,
9,770	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 09/07/11	9,770
8,095	Series PT-4161, Rev., VRDO, 0.380%, 09/07/11	8,095
10,555	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11	10,555
7,080	Series PT-4554, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	7,080
6,885	Series PT-4555, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11 (e)	6,885
5,775	Series PT-4561, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	5,775
4,125	Series PT-4571, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	4,125
3,425	Series PT-4585, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	3,425
6,200	Series PT-4589, VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	6,200
7,945	Series PT-4597, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	7,945
6,250	Series PT-4647, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.270%, 09/07/11 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.270%, 09/07/11 (e)	12,665
5,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	5,000
12,595	San Diego City Housing Authority, Multifamily Housing, Hillside Garden Appartments, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	12,595

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
11,310	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.230%, 09/07/11	11,310
11,215	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.360%, 09/07/11	11,215
8,945	Stanilaus County Capital Improvements Financing Authority, Gallo Center For The Arts Project, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/11	8,945
125,445	State of California, Series 3281, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 0.220%, 09/07/11 (e)	125,445
	State of California, Economic Recovery,
1,300	Series C-3, GO, VRDO, LOC: Bank of America N.A., 0.100%, 09/01/11	1,300
37,050	Series C-5, GO, VRDO, LOC: Bank of America N.A., 0.090%, 09/01/11	37,050
49,400	Tustin Unified School District, Community Facilities District No. 07-1, Special Tax, VRDO, LOC: Bank of America N.A., 0.130%, 09/01/11	49,400
	Wells Fargo Stage Trust,
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	19,750
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	9,780
25,400	Series 38C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	25,400
9,960	Series 56C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	9,960

		901,755

	Colorado — 1.7%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	15,010
	City of Colorado Springs, Utilities, Sub Lien,
1,000	Series A, Rev., VRDO, 0.400%, 09/07/11	1,000
30,000	Series B, Rev., VRDO, 0.380%, 09/07/11	30,000
15,800	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 0.280%, 09/07/11	15,800
18,700	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 09/01/11	18,700

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Colorado — Continued
300	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11	300
17,330	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, LOC: FNMA, 0.160%, 09/07/11	17,330
2,610	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.180%, 09/07/11	2,610
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Class I, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	1,600
15,000	Colorado Housing & Finance Authority, Single Family Mortgage, Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.170%, 09/07/11	15,000
	Denver City & County, Airport,
21,835	Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 0.260%, 09/07/11	21,835
67,550	Subseries G2, Rev., VRDO, AGC, 0.130%, 09/01/11	67,550
11,275	Moffat County, PCR, Tri-State Generation Association Project, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	11,275
18,385	Puttable Floating Option Tax-Exempt Receipts, Series MT-645, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 09/07/11 (e)	18,385
86,400	University of Colorado Hospital Authority, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 09/07/11	86,400

		322,795

	Connecticut — 0.6%
25,000	Capital City EDA, Series B, Rev., VRDO, 0.240%, 09/07/11	25,000
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
12,330	Series A-3, Rev., VRDO, AMT, AMBAC, 0.250%, 09/07/11	12,330
14,250	Series B-3, Rev., VRDO, AMT, AMBAC, 0.380%, 09/07/11	14,250
24,795	Series C-1, Rev., VRDO, 0.280%, 09/07/11	24,795
800	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.320%, 09/07/11	800
13,200	State of Connecticut, Series B, GO, VRDO, 0.150%, 09/07/11	13,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Connecticut — Continued
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 09/07/11 (e)	17,060

		107,435

	Delaware — 0.2%
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.170%, 09/07/11	15,000
28,155	New Castle County, Multifamily Housing, Fairfield English Village Project, Series FA, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 09/07/11	28,155

		43,155

	District of Columbia — 2.9%
42,355	Anacostia Waterfront Corp., MERLOTS, Series F02, Rev., VRDO, 0.180%, 09/07/11	42,355
	District of Columbia,
203,000	GO, TRAN, 2.000%, 09/30/11	203,262
28,460	Series A, GO, VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	28,460
2,925	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/07/11	2,925
11,450	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	11,450
2,210	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 09/07/11	2,210
5,600	District of Columbia, American University, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 09/01/11	5,600
13,240	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 09/07/11	13,240
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 0.220%, 09/07/11	7,500
30,955	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.180%, 09/07/11	30,955
19,000	District of Columbia, Multimodal, American University, Rev., VRDO, 0.140%, 09/07/11	19,000
3,810	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.380%, 09/07/11	3,810
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.200%, 09/07/11	23,770

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	District of Columbia — Continued
12,308	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	12,308
15,215	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	15,215
27,725	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	27,725
15,210	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	15,210
31,000	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	31,000
	Metropolitan Washington Airports Authority,
21,985	Series 3140, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.240%, 09/07/11 (e)	21,985
16,150	Subseries A-1, Rev., VRDO, 0.300%, 09/07/11	16,150

		534,130

	Florida — 6.4%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	11,150
15,065	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	15,065
32,820	Broward County School Board, COP, VRDO, AGM, 0.310%, 09/07/11	32,820
8,850	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.210%, 09/07/11 (e)	8,850
39,835	County of Charlotte, Series A, Rev., VRDO, AGM, 0.380%, 09/07/11	39,835
	Deutsche Bank Spears/Lifers Trust Various States,
6,040	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	6,040
105,745	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	105,745
17,415	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 09/07/11 (e)	17,415
	Eclipse Funding Trust, Solar Eclipse,
8,275	Series 2006-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11 (e)	8,275

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
20,720	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	20,720
53,860	Series 2007-0055, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	53,860
23,950	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11 (e)	23,950
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,130	Series 2006-0049, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	11,130
18,365	Series 2006-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	18,365
10,570	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,570
18,760	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	18,760
8,580	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	8,580
35,200	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	35,200
6,350	Florida Housing Finance Corp., Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	6,350
9,490	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.180%, 09/07/11	9,490
8,225	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 09/07/11	8,225
16,595	Hillsborough Community College Foundation, Inc. (The), Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	16,595
	Jacksonville Health Facilities Authority, Baptist Medical,
14,000	Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	14,000

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Florida — Continued
2,685	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	2,685
5,935	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11	5,935
31,790	JEA, Electric Systems, Subseries D, Rev., VRDO, 0.150%, 09/07/11	31,790
51,300	Miami-Dade County School Board, Series 2982, COP, VRDO, AGC, LIQ: Morgan Stanley Bank, 0.290%, 09/07/11 (e)	51,300
9,615	Miami-Dade County, Public Facility, Series 3271, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	9,615
22,540	Miami-Dade County, Transit System, EAGLE, Series 2006-0101, Class A, Rev., VRDO, AGC-ICC, XLCA, LIQ: Citibank N.A., 0.220%, 09/07/11	22,540
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/11	6,700
25,800	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.150%, 09/07/11	25,800
7,545	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 09/07/11	7,545
9,101	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 0.230%, 09/07/11	9,101
3,420	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	3,420
27,585	Orange County IDA, Diocese Orlando Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	27,585
22,285	Orange County, Tourist Development, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.210%, 09/07/11	22,285
49,225	Orlando & Orange County Expressway Authority, Subseries B-1, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/11	49,225
6,780	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 09/07/11	6,780
125,000	Palm Beach County Solid Waste Authority, Solid Improvement, Rev., VAR, 1.000%, 01/12/12	125,263

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
60,000	Pinellas County Health Facility Authority, Baycare Health System, Series B-1, Rev., VRDO, AGM, 0.200%, 09/07/11	60,000
	Sarasota County Public Hospital District, Sarasota Memorial Hospital,
6,085	Series A, Rev., VRDO, LOC: Northern Trust Co., 0.090%, 09/01/11	6,085
76,750	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 09/07/11	76,750
	South Miami Health Facilities Authority,
20,375	Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	20,375
1,115	Series 3119, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	1,115
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 0.180%, 09/07/11	8,265
33,725	USF Financing Corp., Master Lease Program, Series B-1, COP, VRDO, AMBAC, LOC: Wells Fargo Bank N.A., 0.180%, 09/07/11	33,725
	Volusia County Health Facilities Authority,
23,640	Series MT-151, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.340%, 09/07/11	23,640
35,115	Series MT-317, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/11	35,115

		1,173,629

	Georgia — 2.4%
7,650	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	7,650
8,360	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 09/07/11	8,360
11,245	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 09/07/11	11,245
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 09/07/11	10,735
108,440	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.240%, 09/07/11	108,440
15,170	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	15,170

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Georgia — Continued
18,695	Eclipse Funding Trust, Solar Eclipse, Atlanta, Series 2006-0024, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	18,695
21,325	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	21,325
9,740	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	9,740
6,765	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	6,765
16,685	Fulton County Hospital Authority, Northside Hospital Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	16,685
4,370	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.480%, 09/07/11	4,370
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11	5,940
600	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	600
18,605	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Class A, Rev., VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.870%, 09/07/11 (e)	18,605
	Private Colleges & Universities Authority, Emory University,
9,000	Series B-1, Rev., VRDO, 0.150%, 09/07/11	9,000
49,150	Series C-1, Rev., VRDO, 0.170%, 09/07/11	49,150
54,525	Series C-5, Rev., VRDO, 0.170%, 09/07/11	54,525
31,000	Richmond County Development Authority, MCG Health, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 09/07/11	31,000
29,110	Wells Fargo Stage Trust, Series 57C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	29,110

		437,110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hawaii — 0.3%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,795	Series 2006-0096, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	13,795
9,280	Series 2006-0123, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	9,280
27,635	Puttable Floating Option Tax-Exempt Receipts, Series MT-685, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.350%, 09/07/11 (e)	27,635

		50,710

	Idaho — 0.7%
27,515	Eclipse Funding Trust, Solar Eclipse, Boise, Series 2007-0002, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	27,515
	Idaho Housing & Finance Association, Single Family Mortgage,
24,000	0.190%, 09/07/11	24,000
12,720	Series D-1, Class I, Rev., VRDO, LOC: FNMA, 0.190%, 09/07/11	12,720
28,845	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.190%, 09/07/11	28,845
28,750	Series G-1, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.190%, 09/07/11	28,750
8,940	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.200%, 09/07/11	8,940

		130,770

	Illinois — 5.5%
66,850	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.210%, 09/07/11	66,850
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.650%, 09/07/11	2,500
6,000	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.260%, 09/07/11	6,000
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.160%, 09/07/11	140,600
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York, 0.140%, 09/01/11	10,380

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Illinois — Continued
	City of Chicago, Water, Senior Lien,
19,720	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.220%, 09/07/11	19,720
9,860	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.220%, 09/07/11	9,860
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.300%, 09/07/11	4,300
	Deutsche Bank Spears/Lifers Trust Various States,
23,130	Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	23,130
25,585	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	25,585
10,345	Series DB-307, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	10,345
23,835	Series DB-309, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	23,835
18,965	Series DB-315, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	18,965
16,845	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	16,845
21,675	Series DB-365, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	21,675
10,925	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	10,925
16,290	Series DB-393, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	16,290
5,235	Series DB-400, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	5,235
16,130	Series DB-475, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.240%, 09/07/11	16,130
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,060	Series 2006-0003, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	9,060
10,250	Series 2006-0131, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,250
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,335	Series 2006-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	27,335
5,655	Series 2006-0104, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 09/01/11 (e)	5,655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — Continued
28,740	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	28,740
3,400	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.300%, 09/07/11	3,400
30,175	Illinois Finance Authority, Series 3089, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.210%, 09/07/11 (e)	30,175
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	3,286
10,000	Illinois Finance Authority, IDR, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 09/07/11	10,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	8,500
14,810	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-3, Rev., VRDO, 0.190%, 09/07/11	14,810
	Illinois Finance Authority, OSF Healthcare System,
70,000	Series F, Rev., VRDO, AGM, 0.260%, 09/07/11	70,000
6,480	Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 0.130%, 09/01/11	6,480
40,400	Illinois Finance Authority, Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 09/07/11	40,400
11,250	Illinois Finance Authority, University of Chicago Medical Centre, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 09/01/11	11,250
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.190%, 09/07/11	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.180%, 09/07/11	7,500
5,030	Illinois Housing Development Authority, Multi-Family Housing, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.230%, 09/07/11	5,030
	Illinois State Toll Highway Authority,
79,700	Series B, Rev., VRDO, AGM, 0.380%, 09/07/11	79,700
	Illinois State Toll Highway Authority, Senior Priority,
65,100	Series A-2B, Rev., VRDO, LOC: Harris N.A., 0.160%, 09/07/11	65,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Illinois — Continued
20,000	Series A-2C, Rev., VRDO, LOC: Northern Trust Co., 0.160%, 09/07/11	20,000
19,700	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.160%, 09/07/11	19,700
900	Joliet Regional Port District, Marine Terminal, Exxon Project, Rev., VRDO, 0.050%, 09/01/11	900
1,640	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Class A, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.350%, 09/07/11	1,640
13,635	Puttable Floating Option Tax-Exempt Receipts, Series PT-4681, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	13,635
50,783	University of Illinois, Utility Infrastructure Projects, COP, VRDO, 0.230%, 09/07/11	50,783
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 09/07/11	10,700
2,300	Will County, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.060%, 09/01/11 (e)	2,300

		1,015,674

	Indiana — 1.7%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 09/07/11	5,000
26,460	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	26,460
9,475	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	9,475
13,555	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	13,555
25,675	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	25,675
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,265	Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	17,265
14,470	Series 2006-0100, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	14,470

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — Continued
21,275	Series 2006-0138, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	21,275
18,000	Indiana Finance Authority, Parkview Health System, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 09/07/11	18,000
	Indiana Finance Authority, University Health,
47,135	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	47,135
70,225	Series E, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	70,225
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	2,385
5,640	Indiana Housing & Community Development Authority, Series 1423-R, Rev., VRDO, GNMA/FNMA, 0.340%, 09/07/11	5,640
6,900	Indiana State Finance Authority, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.160%, 09/07/11	6,900
10,020	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.190%, 09/07/11	10,020
19,405	Wells Fargo Stage Trust, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 09/07/11 (e)	19,405

		312,885

	Iowa — 0.1%
18,370	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	18,370
	Iowa Finance Authority, Single Family Mortgage,
4,000	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, 0.230%, 09/07/11	4,000
5,160	Series I, Rev., VRDO, GNMA/FNMA/COLL, 0.230%, 09/07/11	5,160

		27,530

	Kansas — 0.3%
12,780	City of Overland Park, Series SG-155, GO, VRDO, 0.870%, 09/07/11	12,780
900	Kansas Development Finance Authority, Sisters of Charity, Series D, Rev., VRDO, 0.130%, 09/01/11	900
40,470	Wyandotte County-Kansas City Unified Government, Temporary Notes, GO, 0.400%, 03/01/12	40,470

		54,150

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Kentucky — 0.4%
8,880	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 09/07/11	8,880
	Kentucky Housing Corp.,
19,350	Series F, Rev., VRDO, AMT, 0.300%, 09/07/11	19,350
21,925	Series H, Rev., VRDO, AMT, 0.300%, 09/07/11	21,925
11,300	Series M, Rev., VRDO, AMT, 0.220%, 09/07/11	11,300
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R-11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.220%, 09/07/11 (e)	7,990

		69,445

	Louisiana — 0.9%
12,900	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.380%, 09/07/11	12,900
60,000	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.050%, 09/01/11	60,000
	Eclipse Funding Trust, Solar Eclipse,
21,065	Series 2007-0042, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	21,065
17,990	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	17,990
1,800	Parish of East Baton Rouge, Solid Waste Disposal Authority, Exxon Project, Rev., VRDO, 0.060%, 09/01/11	1,800
600	Parish of St. Bernard, Mobil Oil, Rev., VRDO, 0.060%, 09/01/11	600
19,810	Parish of St. James, Pollution Control, Texaco Project, Series A, Rev., VRDO, 0.070%, 09/01/11	19,810
19,760	Parish of St. John Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.210%, 09/07/11	19,760
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	10,000
7,240	State of Louisiana, Gas And Fuels Tax, Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	7,240

		171,165

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maine — 0.4%
12,600	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/07/11	12,600
68,300	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, AGM, 0.170%, 09/07/11	68,300

		80,900

	Maryland — 1.9%
2,635	Austin Trust Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 09/07/11	2,635
18,525	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 0.320%, 09/07/11	18,525
19,025	Maryland Community Development Administration, Series J, Rev., VRDO, 0.350%, 09/07/11	19,025
26,350	Maryland Health & Higher Educational Facilities Authority, University Medical System, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	26,350
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 09/07/11	3,135
9,215	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Fort Washington Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.220%, 09/07/11	9,215
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	6,400
1,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.210%, 09/07/11	1,000
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	11,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Maryland — Continued
15,200	Maryland State Community Development Administration, Multi-Family, Series E, Rev., VRDO, LOC: Suntrust Bank, 0.210%, 09/07/11	15,200
	Maryland State Community Development Administration, Residential,
44,305	Series F, Rev., VRDO, 0.300%, 09/07/11	44,305
29,050	Series M, Rev., VRDO, 0.300%, 09/07/11	29,050
9,865	Maryland State Economic Development Corp., U.S. Pharmacopeial, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	9,865
26,573	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	26,573
24,700	Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 09/01/11	24,700
15,160	Maryland State Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/01/11	15,160
27,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.160%, 09/07/11	27,650
22,265	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	22,265
	Washington Suburban Sanitation District,
12,860	Series A, BAN, GO, VRDO, 0.220%, 09/07/11	12,860
7,500	Series A, BAN, GO, VRDO, 0.230%, 09/07/11	7,500
4,600	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 0.230%, 09/07/11	4,600
21,000	Wells Fargo Stage Trust, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	21,000

		358,713

	Massachusetts — 3.4%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	6,030
16,480	City of Boston, Water & Sewer Commission, Series SG-75, Rev., VRDO, LIQ: Societe Generale, 0.320%, 09/07/11 (e)	16,480

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — Continued
	Commonwealth of Massachusetts,
40,000	Series B, GO, VRDO, 0.260%, 09/07/11	40,000
101,245	Series B, GO, VRDO, 0.300%, 09/07/11	101,245
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
14,000	Series 2007-0001, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	14,000
13,790	Series 2007-0010, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	13,790
30,815	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	30,815
	Macon Trust Various States,
77,210	Series 2007-343, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.370%, 09/07/11	77,210
58,505	Series 2007-344, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.370%, 09/07/11	58,505
6,000	Massachusetts Development Finance Agency, Series PT-923, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	6,000
9,200	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	9,200
3,600	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.360%, 09/07/11	3,600
8,900	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/01/11	8,900
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: TD Banknorth N.A., 0.140%, 09/07/11	4,500
	Massachusetts Health & Educational Facilities Authority, Amherst College,
30,500	Series F, Rev., VRDO, 0.170%, 09/07/11	30,500
28,210	Series J-1, Rev., VRDO, 0.170%, 09/07/11	28,210
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
300	Series E, Rev., VRDO, LOC: Fleet National Bank, 0.150%, 09/01/11	300
11,600	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/11	11,600

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Massachusetts — Continued
20,000	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.140%, 09/01/11	20,000
9,520	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.240%, 09/07/11 (e)	9,520
28,900	Massachusetts State Department of Transportation, Contract Assistance, Series A-1, Rev., VRDO, 0.140%, 09/07/11	28,900
12,500	Massachusetts Water Resources Authority, Series A-2, Rev., VRDO, 0.140%, 09/07/11	12,500
	Massachusetts Water Resources Authority, Multimodal,
53,900	Series B, Rev., VRDO, LOC: Helaba, 0.180%, 09/07/11	53,900
37,875	Subseries D, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.130%, 09/01/11	37,875
13,440	Puttable Floating Option Tax-Exempt Receipts, Series MT-558, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	13,440

		637,020

	Michigan — 2.1%
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.380%, 09/07/11	12,500
70,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit, Rev., 0.450%, 03/01/12	70,000
30,000	Michigan State Housing Development Authority, Series E, Rev., VRDO, AMT, 0.400%, 09/07/11	30,000
	Michigan State Housing Development Authority, Rental Housing,
64,725	Series C, Rev., VRDO, AMT, 0.170%, 09/07/11	64,725
62,330	Series D, Rev., VRDO, AMT, 0.200%, 09/07/11	62,330
7,300	Michigan State Housing Development Authority, Single Family Mortgage, Series C, Rev., VRDO, 0.150%, 09/07/11	7,300
1,600	Michigan State University, Rev., VRDO, 0.320%, 09/07/11	1,600
40,800	Michigan Strategic Fund, Van Andel Research, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	40,800
15,980	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.380%, 09/07/11	15,980

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	48,745
26,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	26,295
2,100	University of Michigan, Series A, Rev., VRDO, 0.060%, 09/01/11	2,100
7,440	University of Michigan, Hospital, Series A, Rev., VRDO, 0.110%, 09/01/11	7,440
4,000	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.060%, 09/01/11	4,000

		393,815

	Minnesota — 2.0%
59,950	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.190%, 09/07/11	59,950
13,500	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 09/07/11	13,500
21,325	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health Care Facilities, Series A, Rev., VRDO, AGM, 0.130%, 09/01/11	21,325
	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Hospital & Clinics,
11,000	Series A, Rev., VRDO, AGM, 0.130%, 09/01/11	11,000
19,450	Series A, Rev., VRDO, AGM, 0.130%, 09/01/11	19,450
	Minnesota Housing Finance Agency, Residential Housing,
2,000	Series B, Rev., VRDO, AMT, 0.190%, 09/07/11	2,000
4,875	Series C, Rev., VRDO, AMT, 0.190%, 09/07/11	4,875
20,000	Series C, Rev., VRDO, AMT, 0.230%, 09/07/11	20,000
4,595	Series J, Rev., VRDO, AMT, 0.190%, 09/07/11	4,595
	Minnesota School District Capital Equipment Borrowing Program,
38,000	Series B, COP, 2.000%, 09/09/12	38,668
135,125	Series B, COP, 2.000%, 09/01/11	135,125

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Minnesota — Continued
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.280%, 09/07/11 (e)	24,990
14,005	Wells Fargo State Trust, Series 52C, Rev., VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	14,005

		369,483

	Mississippi — 0.7%
21,770	Jackson County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.060%, 09/01/11	21,770
8,050	Mississippi Business Finance Corp., Chevron USA Inc., Series F, Rev., VRDO, 0.100%, 09/07/11	8,050
1,600	Mississippi Business Finance Corp., Chevron USA, Inc., Series L, Rev., VRDO, 0.060%, 09/01/11	1,600
27,735	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series C, Rev., VRDO, 0.060%, 09/01/11	27,735
25,000	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/11	25,000
43,000	Perry County Pollution Control, Leaf River Forest Product Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	43,000

		127,155

	Missouri — 0.4%
17,500	City of North Kansas, City Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	17,500
11,855	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	11,855
1,775	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.610%, 09/07/11	1,775
14,790	Missouri State Health & Educational Facilities Authority, Rockhurst University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	14,790
20,000	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, AGM, 0.160%, 09/07/11	20,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — Continued
7,375	Missouri State Health & Educational Facilities Authority, St. Francis Medical Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 09/01/11	7,375
5,100	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.060%, 09/01/11	5,100

		78,395

	Nebraska — 0.2%
18,905	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11 (e)	18,905
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.230%, 09/07/11	17,995

		36,900

	Nevada — 1.3%
32,600	Austin Trust Various States, Series 2008-1153, GO, VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11	32,600
8,330	City of Las Vegas, Series 3265, GO, VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	8,330
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	42,750
14,700	City of Reno, Capital Improvements, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	14,700
29,880	Clark County School District, Series 174, GO, VRDO, AMBAC, 0.220%, 09/07/11	29,880
12,765	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	12,765
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	19,970
	Nevada Housing Division, Multi-Unit Housing,
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.360%, 09/07/11	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	8,750
3,160	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 09/07/11	3,160

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Nevada — Continued
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.180%, 09/07/11 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.180%, 09/07/11	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	12,710
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 09/07/11	11,000

		246,095

	New Hampshire — 0.4%
11,580	New Hampshire Business Finance Authority, Mark H. Wentworth Home, Rev., VRDO, LOC: TD Banknorth N.A., 0.210%, 09/07/11	11,580
29,800	New Hampshire Health & Education Facilities Authority, Saint Anselm College, Rev., VRDO, LOC: RBS Citizens N.A., 0.160%, 09/07/11	29,800
16,700	New Hampshire Housing Finance Authority, Series 1404, Rev., VRDO, 0.340%, 09/07/11	16,700
12,550	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.230%, 09/07/11	12,550

		70,630

	New Jersey — 3.0%
17,700	Deutsche Bank Spears/Lifers Trust Various States, Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	17,700
13,330	New Jersey EDA, Presbyterian Homes Association, Series A, Rev., VRDO, LOC: Commerce Bank N.A., 0.190%, 09/07/11	13,330
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	37,910
10,925	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.180%, 09/07/11	10,925

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — Continued
13,400	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 09/07/11	13,400
75,000	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series Y, Rev., VRDO, AMT, 0.320%, 09/07/11	75,000
67,000	New Jersey State Turnpike Authority, Series D, Rev., VRDO, NATL-RE, FGIC, LOC: Societe Generale, 0.700%, 09/07/11	67,000
	Puttable Floating Option Tax-Exempt Receipts,
33,370	Series MT-639, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	33,370
30,860	Series MT-689, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	30,860
12,000	Series PT-4643, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/11 (e)	12,000
	Township of Woodbridge,
80,470	GO, BAN, 0.500%, 09/01/11	80,470
83,370	GO, BAN, 1.500%, 08/24/12	84,060
84,075	Wells Fargo Stage Trust, Series 28C, Rev., VRDO, NATL-RE, AMBAC-TCRS-BNY, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	84,075

		560,100

	New Mexico — 0.3%
18,335	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	18,335
42,520	Puttable Floating Option Tax-Exempt Receipts, Series MT-637, Rev., VRDO, 0.340%, 09/07/11	42,520

		60,855

	New York — 15.5%
15,980	Austin Trust Various States, Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 09/07/11	15,980
47,411	County of Albany, Various Purpose, GO, BAN, 1.250%, 12/08/11	47,513
24,015	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	24,015

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
10,460	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,460
	Eclipse Funding Trust, Solar Eclipse, New York,
11,355	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	11,355
11,275	Series 2006-0112, Rev., VRDO, AGM-CR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11 (e)	11,275
20,755	Series 2006-0159, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	20,755
5,000	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.180%, 09/01/11	5,000
	Metropolitan Transportation Authority,
19,000	Series A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.170%, 09/07/11	19,000
87,200	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 09/07/11	87,200
1,800	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 09/01/11	1,800
41,550	Subseries E-1, Rev., VRDO, LOC: BNP Paribas, 0.350%, 09/07/11	41,550
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.220%, 09/07/11	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.220%, 09/07/11	19,050
	New York City,
21,000	Series B4, GO, VRDO, 0.220%, 09/07/11	21,000
12,595	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.120%, 09/01/11	12,595
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 09/07/11	11,500
30,100	Series H, Subseries H-2, GO, VRDO, NATL-RE, 0.100%, 09/01/11	30,100
2,600	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.120%, 09/01/11	2,600
17,850	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.140%, 09/07/11	17,850
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.140%, 09/07/11	11,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
100	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.190%, 09/01/11	100
2,035	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.180%, 09/01/11	2,035
14,510	Subseries A-6, GO, VRDO, LOC: Helaba, 0.280%, 09/07/11	14,510
15,750	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.320%, 09/07/11	15,750
13,090	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.130%, 09/07/11	13,090
200	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.190%, 09/01/11	200
100	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.100%, 09/01/11	100
2,610	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.100%, 09/01/11	2,610
1,650	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.050%, 09/01/11	1,650
9,200	New York City Capital Resources Corp., Loan Enhanced Assistance, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/11	9,200
	New York City Housing Development Corp., Multi-Family Housing,
10,155	Series ROCS-RR-II-R-11667, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.220%, 09/07/11	10,155
23,000	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 09/07/11 (e)	23,000
35,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.370%, 09/07/11	35,000
13,500	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.130%, 09/07/11	13,500
7,255	New York City Housing Development Corp., Multi-Family Housing, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 09/07/11	7,255
15,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	15,900
13,500	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	13,500

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 09/07/11	3,070
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	13,600
24,230	New York City Housing Development Corp., Multi-Family Housing, Las Casas Development, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	24,230
4,300	New York City Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 09/07/11	4,300
15,000	New York City Housing Development Corp., Multi-Family Housing, One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	15,000
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 09/07/11	7,800
8,730	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.180%, 09/07/11	8,730
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.170%, 09/07/11	12,930
21,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.170%, 09/07/11	21,200
4,220	New York City Industrial Development Agency, Planned Parenthood Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/11	4,220
	New York City Municipal Water Finance Authority, 2nd Generation,
5,450	Series DD-1, Class A, Rev., VRDO, 0.080%, 09/01/11	5,450
33,045	Series DD-2, Rev., VRDO, 0.070%, 09/01/11	33,045
5,200	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal 2008, Series BB-5, Rev., VRDO, 0.070%, 09/01/11	5,200
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
83,930	Series BB-1, Rev., VRDO, 0.150%, 09/01/11	83,930
28,730	Series BB-2, Rev., VRDO, 0.230%, 09/01/11	28,730

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
4,800	Series CC-1, Rev., VRDO, 0.080%, 09/01/11	4,800
35,600	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Fiscal 2008, Series BB-1, Rev., VRDO, 0.080%, 09/01/11	35,600
28,270	New York City Municipal Water Finance Authority, General Resolution, Subseries FF-1, Rev., VRDO, 0.120%, 09/01/11	28,270
	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008,
6,500	Series BB-3, Rev., VRDO, 0.190%, 09/01/11	6,500
19,500	Series BB-4, Rev., VRDO, 0.260%, 09/07/11	19,500
	New York City Transitional Finance Authority,
21,610	Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.220%, 09/07/11	21,610
15,000	Series ROCS-RR-II-R-12319, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 09/07/11 (e)	15,000
7,280	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.140%, 09/07/11	7,280
22,565	Subseries 2-F, Rev., VRDO, LOC: Bayerische Landesbank, 0.190%, 09/01/11	22,565
	New York City Transitional Finance Authority, EAGLE,
3,360	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.220%, 09/07/11	3,360
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.220%, 09/07/11	36,060
	New York City Transitional Finance Authority, Future Tax Secured,
100	Series B, Rev., VRDO, 0.190%, 09/01/11	100
5,300	Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.100%, 09/01/11	5,300
35,750	Subseries C-4, Rev., VRDO, 0.140%, 09/01/11	35,750
400	Subseries C-5, Rev., VRDO, 0.130%, 09/01/11	400
	New York City Transitional Finance Authority, New York City Recovery,
3,660	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.300%, 09/07/11	3,660
12,430	Series 3, Subseries 3-B, Rev., VRDO, 0.070%, 09/01/11	12,430
22,435	Series 3, Subseries 3-E, Rev., VRDO, 0.190%, 09/01/11	22,435

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
1,380	New York City Trust for Cultural Resources, American Museum of Natural History, Series A1, Rev., VRDO, 0.130%, 09/01/11	1,380
	New York City, Fiscal 2008,
4,600	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 09/01/11	4,600
58,500	Subseries J-7, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.350%, 09/07/11	58,500
31,490	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.240%, 09/01/11	31,490
4,150	Subseries J-9, GO, VRDO, 0.180%, 09/07/11	4,150
3,750	Subseries J-11, GO, VRDO, 0.300%, 09/07/11	3,750
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 0.220%, 09/07/11	49,500
	New York Liberty Development Corp.,
10,750	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11 (e)	10,750
13,300	Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	13,300
200,000	New York Liberty Development Corp., World Trade Center, Series A-2, Rev., 0.350%, 02/01/12	200,000
62,000	New York Liberty Development Corp., World Trade Center Project, Series A-1, Rev., VAR, 0.420%, 01/19/12	62,002
16,160	New York Liberty Development Project, Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	16,160
	New York Local Government Assistance Corp.,
11,421	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 09/07/11	11,421
10,300	Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.320%, 09/07/11	10,300
4,400	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.260%, 09/07/11 (e)	4,400
20,800	New York State Dormitory Authority, City University, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.170%, 09/07/11	20,800
12,200	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.220%, 09/07/11	12,200
15,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	15,680

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	New York State Dormitory Authority, Mental Health Services,
11,055	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.170%, 09/07/11	11,055
7,215	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.170%, 09/07/11	7,215
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.130%, 09/07/11	10,490
17,440	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.180%, 09/07/11	17,440
	New York State Housing Finance Agency,
71,700	Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.400%, 09/07/11	71,700
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	2,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	4,100
33,900	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 09/07/11	33,900
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.150%, 09/07/11	4,200
30,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 09/07/11	30,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 09/07/11	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	3,200
	New York State Housing Finance Agency, 42nd Street,
42,900	Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.400%, 09/07/11	42,900

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
136,700	Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.450%, 09/07/11	136,700
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	9,600
30,000	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/07/11	30,000
98,900	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	98,900
12,000	New York State Housing Finance Agency, Avalon Bowery Place ll, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 09/07/11	12,000
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	9,550
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	7,400
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	45,900
28,550	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 09/07/11	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	7,050
22,150	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 09/07/11	22,150
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.200%, 09/07/11	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	11,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
74,065	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	74,065
4,850	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 09/07/11	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 09/07/11	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	100
5,500	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 09/07/11	5,500
125,000	New York State Thruway Authority, Series A, Rev., BAN, 2.000%, 07/12/12	126,768
6,660	New York State Urban Development Corp., Series SG-163, Rev., VRDO, FGIC-TCRS, 0.810%, 09/07/11	6,660
9,665	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770X, Rev., VRDO, LIQ: Citibank N.A., 0.270%, 09/07/11 (e)	9,665
33,905	Sales Tax Asset Receivable Corp., Series ROCS-RR-II-R-10395, Rev., VRDO, AGM-CR, MBIA, 0.210%, 09/07/11 (e)	33,905
25,000	Town of Oyster Bay, GO, BAN, 2.000%, 03/09/12	25,202
	Triborough Bridge & Tunnel Authority,
7,685	Subseries B-3, Rev., VRDO, 0.350%, 09/07/11	7,685
120,000	Subseries B-4, Rev., VRDO, 0.300%, 09/07/11	120,000
23,200	Subseries CD, Rev., VRDO, AGM, 0.170%, 09/07/11	23,200
17,890	Wells Fargo Stage Trust, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	17,890

		2,869,716

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	North Carolina — 3.7%
19,835	Buncombe County Metropolitan Sewerage District, Series B, Rev., VRDO, 0.290%, 09/07/11	19,835
23,420	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/01/11	23,420
435	Charlotte-Mecklenburg, Hospital Authority, Carolinas Healthcare, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/01/11	435
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.290%, 09/07/11	6,820
1,500	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.170%, 09/07/11	1,500
22,690	City of Greensboro, Combined Enterprise System, Series B, Rev., VRDO, 0.180%, 09/07/11	22,690
37,760	City of Winston-Salem, Water & Sewer System, Series B, Rev., VRDO, 0.280%, 09/07/11	37,760
28,920	Mecklenburg County, Series D, GO, VRDO, 0.310%, 03/29/12 (i)	28,920
	New Hanover County, Hospital, New Hanover Regional Medical,
6,265	Series A-2, Rev., VRDO, AGM, 0.180%, 09/07/11	6,265
23,690	Series B-2, Rev., VRDO, AGM, 0.180%, 09/07/11	23,690
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	48,000
3,820	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/11	3,820
18,045	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	18,045
11,350	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	11,350
15,755	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	15,755
6,100	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	6,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — Continued
4,025	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 09/07/11	4,025
16,920	North Carolina Medical Care Commission, Duke University Hospital Project, Series A, GO, VRDO, 0.150%, 09/07/11	16,920
28,900	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.180%, 09/07/11	28,900
44,610	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	44,610
	North Carolina Medical Care Commission, Moses Cone Health System,
25,000	Series A, Rev., VRDO, 0.180%, 09/07/11	25,000
42,600	Series A, Rev., VRDO, 0.190%, 09/07/11	42,600
13,250	North Carolina Medical Care Commission, Union Regional Medical Center Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.170%, 09/07/11	13,250
4,700	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/11	4,700
24,335	North Carolina State University at Raleigh, Series B, Rev., VRDO, 0.160%, 09/07/11	24,335
16,625	Person County Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., Rev., VRDO, LOC: Credit Industriel et Commercial, 0.290%, 09/07/11	16,625
25,160	State of North Carolina, Public Improvement, Series D, GO, VRDO, 0.180%, 09/07/11	25,160
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11	19,800
	University of North Carolina at Chapel Hill, University Hospital,
36,290	Series A, Rev., VRDO, 0.130%, 09/01/11	36,290
11,400	Series A, Rev., VRDO, 0.220%, 09/07/11	11,400
30,770	Series B, Rev., VRDO, 0.130%, 09/01/11	30,770
31,300	Wake County, Series B, GO, VRDO, 0.270%, 09/07/11	31,300
	Wake County, School,
18,100	Series A, GO, VRDO, 0.160%, 09/07/11	18,100
11,500	Series B, GO, VRDO, 0.160%, 09/07/11	11,500

		679,690

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	North Dakota — 0.2%
11,085	City of Grand Forks, The United Hospital Obligation Group, Series A, Rev., VRDO, LOC: Lasalle National Bank, 0.180%, 09/01/11	11,085
	North Dakota State Housing Finance Agency, Home Mortgage,
1,300	Series A, Rev., VRDO, 0.190%, 09/07/11	1,300
9,205	Series B, Rev., VRDO, 0.320%, 09/07/11	9,205
12,000	Series C, Rev., VRDO, 0.190%, 09/07/11	12,000

		33,590

	Ohio — 1.7%
6,050	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/01/11	6,050
6,391	Austin Trust Various States, Series 2008-3308, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Bank of America N.A., 0.340%, 09/07/11	6,391
8,575	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.090%, 09/01/11	8,575
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.310%, 09/07/11	1,375
3,070	County of Hamilton, Series 2706, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.260%, 09/07/11	3,070
11,440	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	11,440
8,035	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	8,035
1,700	Franklin County, Holy Cross Health System, Rev., VRDO, 0.160%, 09/07/11	1,700
5,000	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.090%, 09/01/11	5,000
4,750	Ohio Housing Finance Agency, Residential Mortgage, Series 1422-R, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.340%, 09/07/11	4,750
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
19,100	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 09/07/11	19,100
28,070	Series F, Rev., VRDO, AMT, GNMA/FNMA, 0.200%, 09/07/11	28,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
32,200	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.160%, 09/07/11	32,200
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
12,885	Series A, Rev., VRDO, 0.180%, 09/01/11	12,885
5,100	Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 09/01/11	5,100
1,000	Ohio State University (The), Series B, Rev., VRDO, 0.130%, 09/07/11	1,000
9,480	Princeton City School District, Municipal Securities Trust Receipts, Series SGB 50-A, GO, VRDO, NATL-RE, LIQ: Societe Generale, 0.600%, 09/07/11	9,480
	Puttable Floating Option Tax-Exempt Receipts,
42,335	Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 09/07/11 (e)	42,335
37,100	Series MT-567, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 09/07/11	37,100
51,730	Series MT-670, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	51,730
18,830	State of Ohio, Revitalization, Series A, Rev., BAN, 0.350%, 06/01/12	18,830

		314,216

	Oklahoma — 0.4%
	Oklahoma State Capital Improvement Authority, Higher Education,
15,305	Series D1, Rev., VRDO, 0.180%, 09/01/11	15,305
15,000	Series D3, Rev., VRDO, 0.180%, 09/01/11	15,000
17,425	Series D4, Rev., VRDO, 0.180%, 09/01/11	17,425
14,665	Oklahoma University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/07/11	14,665
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	10,490

		72,885

	Oregon — 1.4%
7,800	City of Portland, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.270%, 09/07/11	7,800
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.140%, 09/07/11	15,450

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Oregon — Continued
6,925	Oregon State Housing & Community Services Department, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 09/07/11	6,925
30,000	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series H, Rev., VRDO, AMT, 0.220%, 09/07/11	30,000
57,800	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.200%, 09/07/11	57,800
25,440	Puttable Floating Option Tax-Exempt Receipts, Series MT-664, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.160%, 09/07/11 (e)	25,440
93,380	State of Oregon, GO, TAN, 2.000%, 06/29/12	94,738
12,300	State of Oregon, Pacific Corp., Project, Rev., VRDO, LOC: BNP Paribas, 0.340%, 09/07/11	12,300

		250,453

	Other Territories — 4.9%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	7,500
15,815	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.210%, 09/07/11	15,815
	Deutsche Bank Spears/Lifers Trust Various States,
17,355	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	17,355
9,615	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	9,615
11,345	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	11,345
14,110	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	14,110
71,805	Series DB-331, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	71,805
15,260	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	15,260
11,935	Series DB-343, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	11,935
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.220%, 09/07/11 (e)	19,505
7,500	Series DBE-1002, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 09/07/11 (e)	7,500
27,910	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.270%, 09/07/11	27,910

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Territories — Continued
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
93,553	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 09/07/11	93,553
18,856	Series M019, Class A, Rev., VRDO, FHLMC, 0.260%, 09/07/11	18,856
24,907	Series M020, Class A, Rev., VRDO, FHLMC, 0.260%, 09/07/11	24,907
19,625	Series M023, Class A, Rev., VRDO, FHLMC, 0.260%, 09/07/11	19,625
19,040	Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.260%, 09/07/11	19,040
23,210	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.300%, 09/07/11	23,210
	Puttable Floating Option Tax-Exempt Receipts,
50,890	Series MT-389, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.340%, 09/07/11	50,890
7,885	Series MT-631, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 09/07/11 (e)	7,885
17,535	Series MT-636, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	17,535
32,585	Series MT-667, Rev., VRDO, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	32,585
16,630	Series MT-675, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	16,630
38,620	Series PPT-34, Class A, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	38,620
74,405	Series PPT-1001, Class C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	74,405
87,740	Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	87,740
111,265	Series PPT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 0.240%, 09/07/11	111,265
2,040	Series PT-4700, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	2,040
26,255	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.330%, 09/07/11	26,255
8,230	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.270%, 09/07/11	8,230

		902,926

	Pennsylvania — 2.4%
52,975	Allegheny County Higher Education Building Authority, Carnegie Mellon University, Rev., VRDO, 0.120%, 09/01/11	52,975

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Pennsylvania — Continued
	Bucks County IDA, Grand View Hospital,
16,190	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 09/07/11	16,190
8,105	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.180%, 09/07/11	8,105
31,000	Dallastown Area School District, Series A, GO, 1.510%, 09/30/11	31,176
1,900	Delaware County IDA, United Parcel Service Project, Rev., VRDO, 0.100%, 09/01/11	1,900
54,900	Delaware Valley Regioinal Financial Authority, Series D, Rev., VRDO, LOC: Bayerische Landesbank, 0.270%, 09/07/11	54,900
12,050	Deutsche Bank Spears/Lifers Trust Various States, Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.210%, 09/07/11	12,050
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.180%, 09/07/11	11,700
8,020	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 09/01/11	8,020
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	4,810
2,205	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.220%, 09/07/11	2,205
16,780	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	16,780
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.180%, 09/07/11	21,530
740	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 09/07/11	740
1,835	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.180%, 09/07/11	1,835
15,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 85-B, Class B, Rev., VRDO, 0.160%, 09/07/11	15,000
42,870	Pennsylvania Housing Finance Agency, Single-Family Mortgage, 0.350%, 09/07/11	42,870
22,765	Pennsylvania State Public School Building Authority, Series 1552, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	22,765

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — Continued
20,000	Philadelphia Authority for Industrial Development, Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	20,000
10,400	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.170%, 09/07/11	10,400
	RBC Municipal Products, Inc. Trust, Floater Certificates,
19,800	Series E-15, Rev., VRDO, LIQ: Royal Bank of Canada, 0.220%, 09/07/11 (e)	19,800
30,000	Series E-16, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 09/07/11 (e)	30,000
8,400	Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 09/07/11 (e)	8,400
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	14,000
14,120	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	14,120

		442,271

	Rhode Island — 0.5%
14,960	Narragansett Bay Commission Wastewater Systems, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 09/07/11	14,960
9,320	Puttable Floating Option Tax-Exempt Receipts, Series PT-4670, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.340%, 09/07/11 (e)	9,320
2,010	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.450%, 09/07/11	2,010
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
10,700	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 09/07/11	10,700
6,650	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	6,650
14,145	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VRDO, LIQ: Bank of America N.A., 0.350%, 09/07/11	14,145
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.360%, 09/07/11	7,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Rhode Island — Continued
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.360%, 09/07/11	22,840
2,850	Rhode Island Industrial Facilities Corp., ExxonMobil Project, Rev., VRDO, 0.050%, 09/01/11	2,850

		90,475

	South Carolina — 1.0%
14,500	Charleston County, Hospital Facilities, Carealliance Health, Series B-2, Rev., VRDO, AGM, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11	14,500
15,075	Charleston Educational Excellence Finance Corp., Series ROCS-RR-II-R-481X, Rev., VRDO, AGC-IGC, LIQ: Citibank N.A., 0.240%, 09/07/11	15,075
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 09/07/11	3,000
12,130	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.190%, 09/07/11	12,130
30,720	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	30,720
30,180	Patriots Energy Group, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 09/07/11	30,180
20,510	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.120%, 09/01/11	20,510
800	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/11	800
18,000	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	18,000
1,585	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	1,585
3,365	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.550%, 09/07/11	3,365
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11	10,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Carolina — Continued
16,550	Town of Mount Pleasant, Water & Sewer System, Series B, Rev., VRDO, 0.180%, 09/07/11	16,550

		176,415

	South Dakota — 0.5%
13,210	South Dakota Health & Educational Facilities Authority, Series 3109, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	13,210
	South Dakota Housing Development Authority, Home Ownership Mortgage,
14,305	Series A, Rev., VRDO, 0.180%, 09/07/11	14,305
12,000	Series C, Rev., VRDO, AMT, 0.500%, 09/07/11	12,000
19,200	Series C-1, Rev., VRDO, 0.380%, 09/07/11	19,200
10,300	Series D, Rev., VRDO, 0.450%, 09/07/11	10,300
5,000	Series F, Rev., VRDO, 0.380%, 09/07/11	5,000
22,750	Series G, Rev., VRDO, 0.240%, 09/07/11	22,750

		96,765

	Tennessee — 1.1%
	Blount County Public Building Authority, Local Government Public Improvement,
13,435	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	13,435
11,700	Series E-3-D, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	11,700
10,100	Series E-4-A, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	10,100
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
11,435	Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/01/11	11,435
2,250	Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/11	2,250
14,675	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 09/07/11	14,675
6,405	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., VRDO, 0.140%, 09/07/11	6,405
23,710	Metropolitan Government Nashville & Davidson County, Industrial Development Board, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	23,710

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Tennessee — Continued
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
13,590	Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/01/11	13,590
5,060	Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/11	5,060
	Sevier County Public Building Authority, Local Government Public Improvement,
16,150	Series A-1, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	16,150
10,095	Series A-3, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	10,095
7,140	Series E-1, Rev., VRDO, LOC: KBC Bank N.V., 0.280%, 09/07/11	7,140
4,735	Series M-1, Rev., VRDO, 0.380%, 09/07/11	4,735
4,425	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/11	4,425
44,210	Shelby County, Public Improvement School, Series B, GO, VRDO, 0.300%, 09/07/11	44,210

		199,115

	Texas — 6.7%
	Austin Trust Various States,
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 09/07/11	9,100
40,000	City of Houston, First Lien, Series B1, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 09/07/11	40,000
64,665	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.180%, 09/07/11 (e)	64,665
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 0.290%, 09/07/11 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 0.290%, 09/07/11 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 0.260%, 09/07/11	11,000
6,435	City of San Antonio, Water Revenue, Series SG-159, Rev., VRDO, AGM, 0.870%, 09/07/11	6,435

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
51,160	Crawford Education Facilities Corp., Houston Baptist University, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/07/11	51,160
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.190%, 09/07/11	19,040
6,800	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 09/01/11	6,800
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.170%, 09/07/11	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
25	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	25
28,135	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.240%, 09/07/11	28,135
13,490	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	13,490
10,770	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,770
15,805	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	15,805
5,600	Eclipse Funding Trust, Solar Eclipse, North East Independent School District, Series 2006-0058, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	5,600
19,185	Eclipse Funding Trust, Solar Eclipse, Texas, Series 2006-0088, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	19,185
10,010	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,010
24,750	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	24,750
35,000	Harris County Cultural Education Facilities Finance Corp., Hermann Memorial Hospital, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.170%, 09/07/11	35,000
50,600	Harris County Flood Control District, Series ROCS-RR-II-R-10396, GO, VRDO, 0.200%, 09/07/11 (e)	50,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Texas — Continued
20,000	Harris County Industrial Development Corp., Hfotco LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/07/11	20,000
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11	30,000
7,435	Judson Independent School District, Series ROCS-RR-II-R-11521, GO, VRDO, AGC, LIQ: Citibank N.A., 0.260%, 09/07/11	7,435
17,835	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 0.210%, 09/07/11	17,835
830	Lower Neches Valley Authority Industrial Development Corp., Subseries B-2, Rev., VRDO, 0.060%, 09/01/11	830
	Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project,
28,150	Rev., VRDO, 0.050%, 09/01/11	28,150
2,000	Series A, Rev., VRDO, 0.050%, 09/01/11	2,000
24,455	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 0.180%, 09/07/11	24,455
9,400	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.230%, 09/07/11	9,400
36,280	North Texas Tollway Authority, Series 2903, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11	36,280
15,325	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 0.240%, 09/07/11	15,325
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.190%, 09/07/11	600
	Puttable Floating Option Tax-Exempt Receipts,
15,335	Series MT-635, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.320%, 09/07/11 (e)	15,335
23,645	Series MT-641, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/11 (e)	23,645
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-14, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 09/07/11 (e)	20,000
8,600	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	8,600
475,000	State of Texas, Series A, Rev., TRAN, 2.500%, 08/30/12	485,552

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
9,875	Tarrant County Cultural Education Facilities Finance Corp., Series 1760, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 09/07/11	9,875
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	8,700
9,550	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Pond Apartments, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 09/07/11	9,550
985	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 09/07/11	985

		1,244,457

	Utah — 1.2%
3,210	Austin Trust Various States, Series 2008-3300, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 09/07/11	3,210
54,100	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.260%, 09/07/11	54,100
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 09/07/11	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	10,080
10,355	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	10,355
	Utah Housing Corp., Single Family Mortgage,
13,400	Series A, Class I, Rev., VRDO, 0.170%, 09/07/11	13,400
5,030	Series A, Class I, Rev., VRDO, 0.190%, 09/07/11	5,030
18,620	Series B, Class I, Rev., VRDO, 0.170%, 09/07/11	18,620
6,745	Series E-1, Class I, Rev., VRDO, 0.170%, 09/07/11	6,745
11,295	Series I, Rev., VRDO, 0.210%, 09/07/11	11,295
	Utah Housing Finance Agency, Single Family Mortgage,
3,200	Series C-1, Class I, Rev., VRDO, 0.170%, 09/07/11	3,200
7,380	Series D-1, Rev., VRDO, AMT, 0.190%, 09/07/11	7,380
7,505	Series E-1, Rev., VRDO, AMT, 0.190%, 09/07/11	7,505

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utah — Continued
6,385	Series F-2, Class I, Rev., VRDO, 0.230%, 09/07/11	6,385
13,500	Utah Transit Authority, Sales Tax Revenue, Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	13,500
12,500	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/11	12,500
6,000	Weber County, IHC Health Care Services, Series A, Rev., VRDO, 0.160%, 09/01/11	6,000

		214,305

	Vermont — 0.1%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.220%, 09/07/11	15,475
8,945	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.150%, 09/07/11	8,945

		24,420

	Virginia — 1.0%
5,245	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/11	5,245
33,425	Clarke County IDA, Winchester Medical Center Inc., Rev., VRDO, AGM, 0.250%, 09/07/11	33,425
4,300	Fairfax County EDA, Public Broadcasting Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/11	4,300
24,255	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/07/11	24,255
12,000	Harrisonburg Redevelopment & Housing Authority, Multi-family Housing, Series MT-323, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 09/07/11	12,000
18,295	James City County EDA, United Methodist Homes, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.320%, 09/07/11	18,295
9,500	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	9,500
15,620	Lexington IDA, MERLOTS, Series E01, Rev., VRDO, 0.180%, 09/07/11	15,620
3,930	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.120%, 09/01/11	3,930

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Virginia — Continued
800	Virginia College Building Authority, Shenandoah University Project, Rev., VRDO, LOC: Branch Banking & Trust, 0.130%, 09/01/11	800
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.120%, 09/01/11	34,865
13,385	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	13,385

		175,620

	Washington — 2.8%
8,915	Eagle Tax-Exempt Trust, Series 2009-0049, Class A, Rev., VRDO, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	8,915
35,880	Eclipse Funding Trust, Solar Eclipse, Port Seattle, Series 2006-0063, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11 (e)	35,880
10,695	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	10,695
144,825	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.350%, 09/07/11	144,825
695	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.190%, 09/07/11	695
9,000	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.A., 0.400%, 09/07/11	9,000
39,400	State of Washington, Series VR-96A, GO, VRDO, 0.300%, 09/07/11	39,400
	State of Washington, MERLOTS,
21,440	Series B-22, GO, VRDO, AGM, 0.180%, 09/07/11	21,440
28,930	Series B-22, GO, VRDO, FGIC, MBIA, 0.180%, 09/07/11	28,930
33,035	Series B-23, GO, VRDO, NATL-RE, 0.180%, 09/07/11	33,035
4,800	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.320%, 09/07/11	4,800
	Washington Health Care Facilities Authority, Multicare Health System,
35,605	Series C, Rev., VRDO, AGM, 0.260%, 09/07/11	35,605

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Washington — Continued
21,180	Series D, Rev., VRDO, AGM, 0.120%, 09/01/11	21,180
6,770	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/07/11	6,770
11,000	Washington State Housing Finance Commission, Series PA-1430-R, Rev., VRDO, GNMA/FNMA/FHLMC, 0.340%, 09/07/11	11,000
4,300	Washington State Housing Finance Commission, Bush School Project, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/07/11	4,300
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 09/07/11	2,935
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 09/07/11	2,545
280	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 09/01/11	280
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 09/07/11	13,600
8,000	Washington State Housing Finance Commission, Seattle County Day School, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/07/11	8,000
12,685	Washington State Housing Finance Commission, Single Family Housing, Single Family Program, Series 1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.220%, 09/07/11	12,685
4,640	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 09/07/11	4,640
15,410	Washington State Housing Finance Commission, St. Thomas School Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 09/07/11	15,410
14,005	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 09/01/11	14,005
20,450	Wells Fargo Stage Trust, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.200%, 09/07/11 (e)	20,450

		511,020

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	West Virginia — 0.3%
15,390	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0050, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.190%, 09/07/11	15,390
19,265	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.200%, 09/07/11	19,265
12,400	West Virginia Hospital Finance Authority, United Health System, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/01/11	12,400

		47,055

	Wisconsin — 2.0%
64,000	Madison Metropolitan School District, Rev., TRAN, 1.500%, 09/02/11	64,002
91,200	Puttable Floating Option Tax-Exempt Receipts, Series MT-628, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 09/07/11 (e)	91,200
19,940	Wells Fargo Stage Trust, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	19,940
	Wisconsin Health & Educational Facilities Authority,
19,260	Series 3114, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 09/07/11 (e)	19,260
24,715	Series PT-761, Rev., VRDO, NATL-RE, 0.320%, 09/07/11	24,715
11,440	Wisconsin Health & Educational Facilities Authority, Capital Lakes, Inc., Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.190%, 09/07/11	11,440
	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health,
14,900	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 09/07/11	14,900
2,000	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 09/01/11	2,000
76,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Inc., Series B-1, Rev., VRDO, AGM, 0.260%, 09/07/11	76,650
	Wisconsin Housing & EDA,
37,190	Series A, Rev., VRDO, 0.170%, 09/07/11	37,190
3,765	Series D, Rev., VRDO, LOC: FNMA, 0.180%, 09/07/11	3,765
11,980	Series E, Rev., VRDO, AMT, 0.300%, 09/07/11	11,980

		377,042

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Wyoming — 0.2%
	Lincoln County, PCR, Exxon Project,
6,000	Series A, Rev., VRDO, 0.050%, 09/01/11	6,000
1,600	Series B, Rev., VRDO, 0.060%, 09/01/11	1,600
12,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.260%, 09/01/11	12,600
4,955	Wyoming Community Development Authority, Series PA-1452-R, Rev., VRDO, 0.340%, 09/07/11	4,955
10,000	Wyoming Community Development Authority, Single-Family Mortgage, Series A, Rev., VRDO, 0.210%, 09/07/11	10,000

		35,155

	Total Municipal Bond (Cost $17,742,813)	17,742,813

Municipal Commercial Paper — 1.9% (n)
	California — 0.1%
22,500	California Statewide Communities Development Authority, 0.360%, 03/05/12	22,500

	Florida — 0.2%
40,000	Gainesville Florida Utility Systems, 0.250%, 09/06/11	40,000

	Massachusetts — 0.2%
45,600	Massachusetts Water Resources Authority, 0.250%, 09/19/11	45,600

	Minnesota — 0.1%
18,250	Regents of the University of Minnesota, 0.320%, 10/04/11	18,250

	Missouri — 0.6%
102,421	Missouri Development Finance Board, 0.200%, 09/06/11	102,421

	New York — 0.1%
25,000	Metropolitan Transportation Authority, 0.300%, 09/07/11	25,000

	Tennessee — 0.4%
	Metropolitan Government Nashville & Davidson County,
49,205	0.290%, 01/04/12	49,205
30,000	0.300%, 10/25/11	30,000

		79,205

	Texas — 0.2%
	City of Garland,
5,000	0.240%, 10/17/11	5,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
28,000	0.270%, 10/17/11	28,000

		33,000

	Total Municipal Commercial Paper (Cost $365,976)	365,976

Repurchase Agreement — 1.1%
200,000	Barclays Capital, Inc., 0.060%, dated 08/31/11, due 09/01/11, repurchase price $200,000, collateralized by U.S. Treasury Securities with a value of $204,000	200,000

Shares
Variable Rate Demand Preferred Shares — 4.0%
45,000	BlackRock MuniHoldings Investment Quality Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 # (e)	45,000
6,200	BlackRock MuniYield Arizona Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	6,200
15,000	BlackRock MuniYield California Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	15,000
15,200	BlackRock MuniYield Investment Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	15,200
16,000	BlackRock MuniYield New Jersey Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	16,000
25,000	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 # (e)	25,000
33,000	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	33,000
58,200	BlackRock MuniYield Quality Fund III, Inc.,LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	58,200
29,300	Nuveen California Dividend Advantage Municipal Fund, Inc., LIQ: Morgan Stanley Bank, 0.037%, 09/07/11 # (e)	29,300
35,000	Nuveen Insured California Dividend Advantage Municipal Fund, Inc., LIQ: Morgan Stanley Bank, 0.370%, 09/07/11 (e)	35,000
130,000	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	130,000
39,000	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc., 0.380%, 09/07/11 # (e)	39,000
94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.400%, 09/07/11 # (e)	94,500
31,000	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	31,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Shares	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — Continued
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	25,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	17,500
40,000	Nuveen Premier Income Municipal Fund 2, Inc., LIQ: Barclays Bank plc., 0.380%, 09/07/11 # (e)	40,000
38,000	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc., 0.380%, 09/07/11 # (e)	38,000
35,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc., 0.380%, 09/07/11 # (e)	35,000
	Total Variable Rate Demand Preferred Shares (Cost $727,900)	727,900

	Total Investments — 103.0% (Cost $19,036,689)*	19,036,689
	Liabilities in Excess of Other Assets — (3.0)%	(559,477)

	NET ASSETS — 100.0%	$18,477,212

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 4.9% (n)
	California — 1.8%
35,000	California Statewide Communities Development Authority, 0.300%, 02/16/12	35,000
20,000	State of California, 0.280%, 09/06/11	20,000

		55,000

	Florida — 0.7%
22,000	Gainesville Utility Systems, 0.250%, 09/06/11	22,000

	Indiana — 1.8%
58,000	State of Indiana, 0.400%, 11/04/11	58,000

	Massachusetts — 0.6%
19,400	Massachusetts Water Resources Authority, 0.300%, 11/18/11	19,400

	Total Commercial Paper (Cost $154,400)	154,400

Daily Demand Notes — 8.8%
	California — 0.3%
9,423	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Special Assessment, Series A, VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/11	9,423

	Florida — 0.6%
6,535	Collier County Educational Facilities Authority, Limited Obligation, Ave Maria University, Rev., VRDO, LOC: Comerica Bank, 0.210%, 09/01/11	6,535
10,875	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.090%, 09/01/11	10,875

		17,410

	Massachusetts — 1.6%
50,000	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.190%, 09/01/11	50,000

	Michigan — 4.9%
	Michigan State Housing Development Authority, Rental Housing,
67,210	Series A, Rev., VRDO, AMT, AGM, 0.800%, 09/01/11	67,210
26,985	Series A, Rev., VRDO, AMT, AGM, 0.800%, 09/01/11	26,985
59,730	Series C, Rev., VRDO, AMT, AGM, 0.800%, 09/01/11	59,730
2,400	University of Michigan, Hospital, Series A-2, Rev., VRDO, 0.060%, 09/01/11	2,400

		156,325

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — 0.5%
	New York City, Fiscal 2008,
10,000	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 09/01/11	10,000
5,550	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.240%, 09/01/11	5,550

		15,550

	Ohio — 0.2%
2,000	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.090%, 09/01/11	2,000
2,915	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series A, Rev., VRDO, 0.180%, 09/01/11	2,915
1,700	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 09/01/11	1,700
600	Ohio State Water Development Authority, Pollution Control, FirstEnergy, Series C, Rev., VRDO, LOC: UBS AG, 0.100%, 09/01/11	600

		7,215

	Oklahoma — 0.5%
15,000	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, 0.180%, 09/01/11	15,000

	Texas — 0.2%
7,735	San Gabriel Industrial Development Corp., Airborn, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.210%, 09/01/11	7,735

	Total Daily Demand Notes (Cost $278,658)	278,658

Municipal Bonds — 10.1%
	California — 1.6%
49,600	Abag Finance Authority for Nonprofit Corps., Multi-Family Housing, Paragon Apartments, Rev., VAR, 5.125%, 04/01/12 (m) (p)	50,916

	District of Columbia — 0.3%
10,000	District of Columbia, GO, TRAN, 2.000%, 09/30/11	10,013

	Florida — 0.3%
9,965	City of Tampa, Utility Tax & Special Revenue, Tax Allocation, AMBAC, 6.750%, 10/01/11	10,015

	Michigan — 1.3%
40,000	State of Michigan, Series A, GO, 2.000%, 09/30/11	40,050

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New Hampshire — 0.8%
9,980	County of Carroll, GO, TAN, 2.000%, 12/30/11	10,016
14,000	County of Cheshire, GO, TAN, 1.500%, 12/30/11	14,033

		24,049

	New Jersey — 2.5%
18,360	Township of Livingston, GO, BAN, 1.500%, 02/02/12	18,425
34,360	Township of Monroe, Middlesex County, GO, BAN, 2.000%, 02/07/12	34,523
8,000	Township of Pennsauken, GO, TAN, 1.000%, 09/19/11	8,001
17,965	Township of South Orange Village, Series A, GO, BAN, 2.000%, 01/31/12	18,069

		79,018

	New York — 2.4%
14,880	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12	14,975
10,850	Downsville Central School District, GO, BAN, 1.750%, 06/29/12	10,939
6,250	East Islip Union Free School District, GO, TAN, 1.500%, 06/29/12	6,283
17,720	Ilion Central School District, GO, BAN, 1.350%, 06/29/12	17,738
11,730	South Jefferson Central School District, GO, BAN, 2.000%, 06/22/12	11,810
13,600	Town of Oyster Bay, GO, BAN, 1.000%, 11/18/11	13,615

		75,360

	Ohio — 0.5%
16,000	City of Marysville, Waste Water Treatment System, GO, 1.125%, 05/31/12	16,056

	Pennsylvania — 0.3%
10,750	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 111, Rev., 0.450%, 09/22/11	10,750

	Wisconsin — 0.1%
2,000	Pewaukee School District, Rev., BAN, 1.250%, 12/01/11	2,002

	Total Municipal Bonds (Cost $318,229)	318,229

Weekly Demand Notes — 64.2%
	Alabama — 0.8%
25,000	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 1.350%, 09/07/11	25,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — 2.3%
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.200%, 09/07/11	15,000
21,455	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 09/07/11	21,455
	Wells Fargo Stage Trust, Floater Certificates,
15,905	Series 15-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.240%, 09/07/11 (e)	15,905
21,220	Series 49C, GO, VRDO, AGC, LIQ: Wells Fargo Bank N.A., 0.240%, 09/07/11 (e)	21,220

		73,580

	Colorado — 3.9%
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,000	Series A-3, Class 1, Rev., VRDO, AMT, 0.230%, 09/07/11	23,000
50,000	Series B-3, Class II, Rev., VRDO, AMT, 0.230%, 09/07/11	50,000
	Denver City & County, Airport,
7,800	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.220%, 09/07/11	7,800
13,725	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.220%, 09/07/11	13,725
	Deutsche Bank Spears/Lifers Trust Various States,
8,060	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	8,060
21,215	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.260%, 09/07/11	21,215

		123,800

	Connecticut — 2.5%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
7,585	Series B-3, Rev., VRDO, AMT, AMBAC, 0.380%, 09/07/11	7,585
70,980	Series C-2, Rev., VRDO, AMT, 0.400%, 09/07/11	70,980

		78,565

	Florida — 2.8%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 09/07/11	17,800
15,775	Florida Housing Finance Corp., Boynton Bay Apartments, Multi-Family Housing, Rev., VRDO, LOC: Citibank N.A., 0.260%, 09/07/11	15,775

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Florida — Continued
6,905	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 0.220%, 09/07/11	6,905
13,460	Orlando Utilities Commission, Window, Series A, Rev., VRDO, 0.320%, 03/28/12	13,460
4,255	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 09/07/11	4,255
20,000	Pinellas County Health Facilities Authority, Health System Baycare, Series B-2, Rev., VRDO, AGM, 0.270%, 09/07/11	20,000
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 09/07/11	11,270

		89,465

	Georgia — 0.9%
20,330	Fulton County Development Authority, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.170%, 09/07/11	20,330
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.270%, 09/07/11	8,045

		28,375

	Illinois — 2.2%
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/11	10,000
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, AGM, 0.380%, 09/07/11	10,000
17,500	Metropolitan Pier & Exposition Authority, Series SG-165, Rev., VRDO, LIQ: Societe Generale, 0.830%, 09/07/11	17,500
18,375	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/11 (e)	18,375
4,800	Village of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 09/07/11	4,800
1,030	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.260%, 09/07/11	1,030
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.320%, 09/07/11	7,300

		69,005

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — 0.1%
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 0.480%, 09/07/11	4,100

	Kansas — 0.9%
26,000	City of Wichita, FlightSafety, Rev., VRDO, 0.170%, 09/07/11	26,000
2,335	City of Wichita, FlightSafety International, Inc., Rev., VRDO, 0.170%, 09/07/11	2,335

		28,335

	Kentucky — 0.9%
17,900	Kenton County Airport Board, Flight Safety International, Inc., Series A, Rev., VRDO, 0.170%, 09/07/11	17,900
12,000	Wells Fargo Stage Trust, Floater Certificates, Series 66C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	12,000

		29,900

	Louisiana — 0.3%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.320%, 09/07/11	4,600
4,730	East Baton Rouge Parish Industrial Development Board, Inc., Georgia-Pacific Corp. Project, Rev., VRDO, LOC: BNP Paribas, 0.240%, 09/07/11	4,730

		9,330

	Maine — 0.6%
17,700	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.240%, 09/07/11	17,700

	Maryland — 0.7%
5,290	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 09/07/11	5,290
15,735	Wells Fargo Stage Trust, Multi-Family Housing, Series 32-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 09/07/11 (e)	15,735

		21,025

	Massachusetts — 1.8%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.300%, 03/28/12	16,050
27,540	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.240%, 09/07/11 (e)	27,540
14,600	University of Massachusetts Building Authority, Senior, Series 2, Rev., VRDO, 0.300%, 09/07/11	14,600

		58,190

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Michigan — 6.4%
4,100	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.300%, 09/07/11	4,100
	Detroit City School District,
10,000	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.260%, 09/07/11 (e)	10,000
800	Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.210%, 09/07/11 (e)	800
7,660	Holt Public Schools, GO, VRDO, Q-SBLF, 0.380%, 09/07/11	7,660
1,725	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	1,725
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
1,000	Rev., VRDO, 0.300%, 03/28/12	1,000
21,200	Rev., VRDO, 0.300%, 03/28/12	21,200
16,800	Michigan State Housing Development Authority, Series E, Rev., VRDO, AMT, 0.400%, 09/07/11	16,800
27,590	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.200%, 09/07/11	27,590
3,760	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 09/07/11	3,760
	Michigan State Housing Development Authority, Rental Housing,
25,000	Series A, Rev., VRDO, AMT, 0.400%, 09/07/11	25,000
5,000	Series C, Rev., VRDO, AMT, 0.170%, 09/07/11	5,000
230	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.380%, 09/07/11	230
2,450	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.360%, 09/07/11	2,450
	Puttable Floating Option Tax-Exempt Receipts,
10,860	Series MT-617, Rev., VRDO, AGM, LIQ: Merrill Lynch International Bank Ltd., 0.500%, 09/07/11	10,860
14,115	Series PT-4697, GO, VRDO, AGM, Q-SBLF, LIQ: Merrill Lynch International Bank Ltd., 0.270%, 09/07/11 (e)	14,115
4,630	Series PT-4701, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/07/11 (e)	4,630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
	RBC Municipal Products, Inc. Trust, Floater Certificates,
20,580	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	20,580
18,750	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 09/07/11	18,750
4,810	Wells Fargo Stage Trust, Floater Certificates, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	4,810

		201,060

	Minnesota — 0.2%
5,785	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.230%, 09/07/11	5,785

	Missouri — 0.1%
4,625	Lehman Municipal Trust Receipts, Various States, St. Louis, Series 06-K50, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.270%, 09/07/11	4,625

	Montana — 0.4%
11,975	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.230%, 09/07/11	11,975

	Nevada — 2.4%
43,105	Clark County, Airport, Series A, GO, VRDO, AMT, 0.300%, 09/07/11	43,105
31,350	Clark County, Airport, Sub Lien, Series C-3, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.330%, 09/07/11	31,350

		74,455

	New Jersey — 1.3%
12,195	New Jersey EDA, Series 3008, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.280%, 09/07/11 (e)	12,195
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/11	6,955
21,875	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Series V, Rev., VRDO, AMT, 0.400%, 09/07/11	21,875

		41,025

	New Mexico — 0.5%
	New Mexico Educational Assistance Foundation, Educational Loans,
7,850	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.200%, 09/07/11	7,850
7,100	Series A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.200%, 09/07/11	7,100

		14,950

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — 8.1%
20,000	New York City Housing Development Corp., Multi-Family Housing, Mortgage Related, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.450%, 09/07/11	20,000
17,200	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 09/07/11	17,200
20,000	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.240%, 09/07/11	20,000
22,500	New York State Housing Finance Agency, 350 West 43rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	22,500
20,000	New York State Housing Finance Agency, 42nd & 10th, Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.450%, 09/07/11	20,000
101,850	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 09/07/11	101,850
36,900	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 09/07/11	36,900
	Puttable Floating Option Tax-Exempt Receipts,
16,020	Series MT-672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	16,020

		254,470

	North Carolina — 1.9%
12,925	City of Raleigh, Rev., VRDO, 0.310%, 03/28/12	12,925
7,665	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.400%, 09/07/11	7,665
28,565	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.230%, 09/07/11 (e)	28,565
12,000	North Carolina Medical Care Commission, Cone Health, Series B, Rev., VRDO, 0.330%, 03/28/12	12,000

		61,155

	Ohio — 3.2%
2,215	Austin Trust, Various States, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 09/07/11	2,215

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
2,600	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 09/07/11	2,600
685	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 09/07/11	685
33,975	County of Cuyahoga, Series MT-263, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.350%, 09/07/11	33,975
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
3,000	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 09/07/11	3,000
1,050	Series C, Rev., VRDO, AMT, GNMA COLL, 0.190%, 09/07/11	1,050
22,100	Series D, Rev., VRDO, AMT, 0.220%, 09/07/11	22,100
400	Series E, Rev., VRDO, AMT, 0.320%, 09/07/11	400
14,450	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.190%, 09/07/11	14,450
	Puttable Floating Option Tax-Exempt Receipts,
19,500	Series MT-667, Rev., VRDO, LIQ: Bank of America N.A., 0.300%, 09/07/11 (e)	19,500
1,330	Toledo-Lucas County Port Authority, FlightSafety, Series 1, Rev., VRDO, 0.170%, 09/07/11	1,330
730	Wells Fargo Stage Trust, Floater Certificates, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	730

		102,035

	Oregon — 1.6%
14,000	Oregon State Department of Administrative Services, Series ROCS-RR-II-R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.210%, 09/07/11 (e)	14,000
25,000	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series C, Rev., VRDO, 0.370%, 09/07/11	25,000
11,855	Wells Fargo Stage Trust, Floater Certificates, Series 57C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	11,855

		50,855

	Other Territories — 5.8%
2,870	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1010, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 09/07/11 (e)	2,870
15,485	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.270%, 09/07/11	15,485

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Other Territories — Continued
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,475	Series M015, Class A, Rev., VRDO, FHLMC, 0.270%, 09/07/11	9,475
50,615	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 09/07/11	50,615
18,150	Series M023, Class A, Rev., VRDO, FHLMC, 0.260%, 09/07/11	18,150
18,460	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.300%, 09/07/11	18,460
	Puttable Floating Option Tax-Exempt Receipts,
25,980	Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	25,980
26,155	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.330%, 09/07/11	26,155
15,590	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.270%, 09/07/11	15,590

		182,780

	Pennsylvania — 1.8%
14,120	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders, 0.260%, 09/07/11	14,120
11,195	Butler County General Authority, Canon McMillan School District Project, GO, VRDO, AGC, 0.280%, 09/07/11	11,195
9,525	North Huntingdon Township Municipal Authority, Rev., VRDO, AGM, 0.300%, 09/07/11	9,525
11,600	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 09/07/11 (e)	11,600
4,350	Shaler Area School District, GO, VRDO, AGM, 0.240%, 09/07/11	4,350
7,440	Wells Fargo Stage Trust, Floater Certificates, Series 58C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	7,440

		58,230

	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 09/07/11	5,700

	South Dakota — 0.3%
11,070	Puttable Floating Option Tax-Exempt Receipts, Series PT-4491, GO, VRDO, LIQ: Merrill Lynch Capital Services, 0.470%, 09/07/11	11,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — 0.3%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.250%, 09/07/11	9,000

	Texas — 2.5%
16,800	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety Project, Rev., VRDO, 0.170%, 09/07/11	16,800
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.320%, 09/07/11	5,200
11,470	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/11	11,470
8,885	Southeast Texas Housing Finance Corp., Multi-Family Housing, Series ROCS-RR-II-R-13019CE, Rev., VRDO, LIQ: Citigroup Financial Products, 0.810%, 09/07/11	8,885
10,820	State of Texas, Veterans Housing Assistance Fund, Series A, GO, VRDO, 0.240%, 09/07/11	10,820
12,500	Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care, Series B, Rev., VRDO, 0.340%, 03/28/12	12,500
6,185	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 09/07/11	6,185
5,650	Wells Fargo Stage Trust, Floater Certificates, Series 55C, GO, VRDO, PSF-GTD, LIQ: Wells Fargo Bank N.A., 0.200%, 09/07/11 (e)	5,650

		77,510

	Virginia — 2.4%
12,000	Fairfax County IDA, Inova Health System Project, Rev., VRDO, 0.330%, 03/28/12	12,000
	Norfolk EDA, Sentra Healthcare,
20,155	Rev., VRDO, 0.330%, 03/28/12	20,155
	Virginia Housing Development Authority, MERLOTS,
11,385	Series B-16, Rev., VRDO, 0.230%, 09/07/11	11,385
19,995	Series B-18, Rev., VRDO, 0.230%, 09/07/11	19,995
12,750	Series C-42, Rev., VRDO, 0.230%, 09/07/11	12,750

		76,285

	Washington — 0.5%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/07/11	7,200

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Washington — Continued
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 09/07/11	9,985

		17,185

	West Virginia — 0.2%
4,790	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/11	4,790

	Wisconsin — 3.4%
16,795	Wells Fargo Stage Trust, Series 2009-2C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 09/07/11 (e)	16,795
	Wisconsin Housing & EDA,
3,095	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 09/07/11 (e)	3,095
9,550	Series A, Rev., VRDO, 0.200%, 09/07/11	9,550
8,600	Series A, Rev., VRDO, 0.230%, 09/07/11	8,600
16,500	Series C, Rev., VRDO, 0.230%, 09/07/11	16,500
40,075	Series C, Rev., VRDO, 0.380%, 09/07/11	40,075
13,640	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.270%, 09/07/11	13,640

		108,255

	Total Weekly Demand Notes (Cost $2,029,565)	2,029,565

Shares
Variable Rate Demand Preferred Shares — 11.9%
42,500	BlackRock MuniYield Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 # (e)	42,500
29,100	BlackRock MuniYield Michigan Quality Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	29,100
13,500	BlackRock MuniYield Michigan Quality Funds II, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	13,500
35,400	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 # (e)	35,400
27,500	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.360%, 09/07/11 # (e)	27,500

Shares	SECURITY DESCRIPTION	VALUE($)

12,500	BlackRock MuniYield Pennsylvania Quality Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	12,500
20,000	Nuveen California Quality Income Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	20,000
26,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	26,000
15,000	Nuveen Insured California Dividend Advantage Municipal Fund, Inc., LIQ: Morgan Stanley Bank, 0.370%, 09/07/11 # (e)	15,000
20,000	Nuveen Insured California Premium Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.360%, 09/07/11 # (e)	20,000
20,000	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	20,000
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank., 0.400%, 09/07/11 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	14,600
14,000	Nuveen Pennsylvania Premier Income Municipal Fund 2, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	14,000
50,000	Nuveen Premier Income Municipal Fund 2, Inc., LIQ: Barclays Bank plc, 0.380%, 09/07/11 # (e)	50,000
15,000	Nuveen Premier Insured Municipal Income Fund, Inc., LIQ: Citibank N.A., 0.380%, 09/07/11 # (e)	15,000

	Total Variable Rate Demand Preferred Shares (Cost $375,100)	375,100

	Total Investments — 99.9% (Cost $3,155,952)*	3,155,952
	Other Assets in Excess of Liabilities — 0.1%	3,635

	NET ASSETS — 100.0%	$3,159,587

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	61

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

ACES	— Automatically Convertible Securities
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.†
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CCRC	— Congregate Care Retirement Center
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
OASBO	— Ohio Association of School Business Officials
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund

†	Filed for bankruptcy on November 8, 2010.

RE	— Reinsured
Rev.	— Revenue

ROCS	— Reset Option Certificates
SCAGO	— South Carolina Association of Governmental Organizations
TAN	— Tax Anticipation Note
TCRS	— Transferable Custodial Receipts
TRAN	— Tax & Revenue Anticipation Note
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2011.
XLCA	— Insured by XL Capital Assurance
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$112,906,702		$9,612,661	$41,045,010	$4,981,354
Repurchase agreements, at value	7,291,530		779,170	22,357,546	11,800,000

Total investment securities, at value	120,198,232		10,391,831	63,402,556	16,781,354
Cash	169		—	1	441,410
Receivables:
Fund shares sold	—	(a)	—	1	—
Interest from non-affiliates	51,077		3,333	13,133	9,085

Total Assets	120,249,478		10,395,164	63,415,691	17,231,849

LIABILITIES:
Payables:
Dividends	4,439		148	258	—
Investment securities purchased	2,274,719		362,985	649,785	1,899,993
Accrued liabilities:
Investment advisory fees	7,892		641	2,047	117
Administration Fees	6,808		530	2,488	593
Shareholder servicing fees	4,071		519	908	14
Distribution fees	408		26	7	—
Custodian and accounting fees	1,841		194	787	220
Trustees’ and Chief Compliance Officer’s fees	148		5	121	1
Other	1,110		691	1,350	334

Total Liabilities	2,301,436		365,739	657,751	1,901,272

Net Assets	$117,948,042		$10,029,425	$62,757,940	$15,330,577

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid in capital	$117,946,997	$10,029,660	$62,758,646	$15,330,947
Accumulated distributions in excess of net investment income	(10)	(277)	(728)	(395)
Accumulated net realized gains (losses)	1,055	42	22	25

Total Net Assets	$117,948,042	$10,029,425	$62,757,940	$15,330,577

Net Assets:
Class B	$3,531	$7,670	$—	$505
Class C	16,528	384,953	—	183,862
Agency	10,826,972	215,439	6,748,114	1,780,500
Capital	65,586,856	2,509,346	31,969,249	—
Cash Management	500,131	—	—	—
Direct	1,529,438	—	702,035	1,929,024
Eagle Class	879,926	—	—	—
E*Trade	—	196,445	—	—
Institutional Class	29,186,171	2,553,326	10,429,396	8,607,998
Investor	690,026	540,859	5,351,151	446,379
Morgan	2,817,137	2,977,167	2,561,605	645,117
Premier	2,882,171	185,448	4,296,187	624,972
Reserve	1,588,627	269,206	36,671	1,112,120
Service	1,440,528	189,566	663,532	100

Total	$117,948,042	$10,029,425	$62,757,940	$15,330,577

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class B	3,533	7,671	—	507
Class C	16,528	384,938	—	183,867
Agency	10,826,841	215,446	6,748,063	1,780,398
Capital	65,585,921	2,509,319	31,969,077	—
Cash Management	500,134	—	—	—
Direct	1,529,440	—	702,065	1,929,105
Eagle Class	879,933	—	—	—
E*Trade	—	196,451	—	—
Institutional Class	29,186,631	2,553,352	10,429,671	8,608,162
Investor	690,028	540,873	5,351,659	446,415
Morgan	2,816,742	2,977,127	2,561,476	645,185
Premier	2,881,989	185,434	4,296,380	625,061
Reserve	1,588,602	269,307	36,657	1,112,137
Service	1,440,532	189,573	663,569	100

Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$112,906,702	$9,612,661	$41,045,010	$4,981,354
Cost of repurchase agreements	7,291,530	779,170	22,357,546	11,800,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$5,907,897	$21,566,112	$18,836,689	$3,155,952
Repurchase agreements, at value	—	—	200,000	—

Total investment securities, at value	5,907,897	21,566,112	19,036,689	3,155,952
Cash	—	—	30	2
Receivables:
Fund shares sold	21,475	—	—	—
Interest from non-affiliates	1,382	6,826	14,394	4,737

Total Assets	5,930,754	21,572,938	19,051,113	3,160,691

LIABILITIES:
Payables:
Dividends	—	—	216	23
Investment securities purchased	286,990	2,999,989	569,612	—
Fund shares redeemed	2,105	—	—	—
Accrued liabilities:
Investment advisory fees	59	2	1,304	209
Administration Fees	309	748	1,141	183
Shareholder servicing fees	—	—	1,059	308
Distribution fees	—	—	—	66
Custodian and accounting fees	144	255	330	65
Trustees’ and Chief Compliance Officer’s fees	15	56	10	—
Printing & Postage fees	80	59	109	150
Other	94	203	120	100

Total Liabilities	289,796	3,001,312	573,901	1,104

Net Assets	$5,640,958	$18,571,626	$18,477,212	$3,159,587

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid in capital	$5,640,972	$18,571,506	$18,475,184	$3,160,044
Accumulated undistributed (distributions in excess of) net investment income	(37)	(170)	1,483	5
Accumulated net realized gains (losses)	23	290	545	(462)

Total Net Assets	$5,640,958	$18,571,626	$18,477,212	$3,159,587

Net Assets:
Agency	$855,968	$1,654,719	$803,727	$121,254
Capital	—	7,112,186	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,080,620	—
E*Trade	—	—	—	1,602,003
Institutional Class	4,089,675	6,699,806	7,915,742	657,063
Morgan	222,530	1,447,063	406,645	313,651
Premier	464,126	1,615,823	2,273,283	115,682
Reserve	8,659	41,929	5,997,095	60,131
Service	—	100	—	289,803

Total	$5,640,958	$18,571,626	$18,477,212	$3,159,587

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	856,041	1,654,730	803,926	121,275
Capital	—	7,112,093	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,080,804	—
E*Trade	—	—	—	1,602,135
Institutional Class	4,089,974	6,699,736	7,914,625	657,277
Morgan	222,550	1,447,038	406,816	313,653
Premier	464,151	1,615,791	2,272,761	115,705
Reserve	8,661	41,928	5,995,696	60,111
Service	—	100	—	289,878

Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$5,907,897	$21,566,112	$18,836,689	$3,155,952
Cost of repurchase agreements	—	—	200,000	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$182,566	$14,660		$44,001	$6,320
Income from interfund lending (net)	—	1		—	—

Total investment income	182,566	14,661		44,001	6,320

EXPENSES:
Investment advisory fees	51,336	4,006		23,210	4,879
Administration fees	44,475	3,471		20,105	4,229
Distribution fees	8,592	4,547		2,842	2,404
Shareholder servicing fees	62,145	9,959		36,383	10,391
Custodian and accounting fees	2,016	185		826	193
Interest expense to affiliates	— (a)	—	(a)	—	—
Professional fees	679	100		369	97
Trustees’ and Chief Compliance Officer’s fees	533	54		323	66
Printing and mailing costs	777	357		149	36
Registration and filing fees	88	68		100	36
Transfer agent fees	1,595	237		870	233
Other	784	49		583	148

Total expenses	173,020	23,033		85,760	22,712

Less amounts waived	(41,970)	(11,117)		(44,523)	(16,391)
Less earnings credits	(18)	—	(a)	(7)	(1)

Net expenses	131,032	11,916		41,230	6,320

Net investment income (loss)	51,534	2,745		2,771	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	334	42		275	25

Change in net assets resulting from operations	$51,868	$2,787		$3,046	$25

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,047		$6,874	$24,711	$5,371

EXPENSES:
Investment advisory fees	2,467		7,230	8,427	1,333
Administration fees	2,136		6,268	7,299	1,154
Distribution fees	128		803	9,449	6,171
Shareholder servicing fees	4,199		11,307	21,154	4,218
Custodian and accounting fees	105		177	314	59
Interest expense to affiliates	—		—	— (a)	—
Professional fees	47		109	157	25
Trustees’ and Chief Compliance Officer’s fees	33		74	71	18
Printing and mailing costs	283		83	45	145
Registration and filing fees	62		42	46	20
Transfer agent fees	105		277	253	50
Other	102		159	140	27

Total expenses	9,667		26,529	47,355	13,220

Less amounts waived	(5,620)		(19,633)	(24,965)	(8,439)
Less earnings credits	—	(a)	(22)	(3)	—	(a)

Net expenses	4,047		6,874	22,387	4,781

Net investment income (loss)	—		—	2,324	590

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	24		152	545	39

Change in net assets resulting from operations	$24		$152	$2,869	$629

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$51,534	$159,293	$2,745	$7,534
Net realized gain (loss)	334	720	42	76

Change in net assets resulting from operations	51,868	160,013	2,787	7,610

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	— (a)	(1)	— (a)	(2)
From net realized gains	—	— (a)	—	(1)
Class C
From net investment income	(1)	(1)	(20)	(53)
From net realized gains	—	— (a)	—	(16)
Agency
From net investment income	(1,583)	(7,770)	(54)	(258)
From net realized gains	—	(80)	—	(13)
Capital
From net investment income	(37,824)	(113,469)	(1,321)	(3,857)
From net realized gains	—	(560)	—	(100)
Cash Management
From net investment income	(28)	(56)	—	—
From net realized gains	—	(3)	—	—
Direct
From net investment income	(82)	(334)	—	—
From net realized gains	—	(7)	—	—
Eagle Class (b)
From net investment income	(57)	(96)	—	—
From net realized gains	—	(9)	—	—
E*Trade
From net investment income	—	—	(49)	(99)
From net realized gains	—	—	—	(8)
Institutional Class
From net investment income	(11,449)	(36,951)	(1,096)	(2,692)
From net realized gains	—	(212)	—	(74)
Investor
From net investment income	(27)	(60)	(25)	(78)
From net realized gains	—	(4)	—	(27)
Morgan
From net investment income	(143)	(381)	(147)	(398)
From net realized gains	—	(23)	—	(127)
Premier
From net investment income	(195)	(585)	(9)	(40)
From net realized gains	—	(30)	—	(14)
Reserve
From net investment income	(85)	(226)	(14)	(43)
From net realized gains	—	(13)	—	(13)
Service
From net investment income	(60)	(119)	(10)	(34)
From net realized gains	—	(7)	—	(10)

Total distributions to shareholders	(51,534)	(160,997)	(2,745)	(7,957)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	$(15,684,362)	$(18,924,024)	$327,757	$(2,381,723)

NET ASSETS:
Change in net assets	(15,684,028)	(18,925,008)	327,799	(2,382,070)
Beginning of period	133,632,070	152,557,078	9,701,626	12,083,696

End of period	$117,948,042	$133,632,070	$10,029,425	$9,701,626

Accumulated distributions in excess of net investment income	$(10)	$(10)	$(277)	$(277)

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective May 10, 2010 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,771	$28,242	$—	$1,135
Net realized gain (loss)	275	441	25	126

Change in net assets resulting from operations	3,046	28,683	25	1,261

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)
Class C
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	(16)
Agency
From net investment income	(240)	(198)	—	(4)
From net realized gains	—	(1,457)	—	(218)
Capital
From net investment income	(1,802)	(22,818)	—	—
From net realized gains	—	(6,624)	—	—
Direct
From net investment income	(16)	(1)	—	(2)
From net realized gains	—	(39)	—	(131)
Institutional Class
From net investment income	(317)	(5,100)	—	(831)
From net realized gains	—	(2,916)	—	(958)
Investor
From net investment income	(146)	(17)	—	(1)
From net realized gains	—	(605)	—	(76)
Morgan
From net investment income	(71)	(12)	—	(2)
From net realized gains	—	(364)	—	(109)
Premier
From net investment income	(155)	(28)	—	(2)
From net realized gains	—	(884)	—	(92)
Reserve
From net investment income	(1)	(1)	—	(2)
From net realized gains	—	(9)	—	(131)
Service
From net investment income	(21)	(3)	—	— (a)
From net realized gains	—	(91)	—	— (a)

Total distributions to shareholders	(2,769)	(41,167)	—	(2,575)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(2,732,889)	(12,456,940)	2,977,321	(2,793,045)

NET ASSETS:
Change in net assets	(2,732,612)	(12,469,424)	2,977,346	(2,794,359)
Beginning of period	65,490,552	77,959,976	12,353,231	15,147,590

End of period	$62,757,940	$65,490,552	$15,330,577	$12,353,231

Accumulated distributions in excess of net investment income	$(728)	$(730)	$(395)	$(395)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$—	$1,296	$—	$220
Net realized gain (loss)	24	189	152	146

Change in net assets resulting from operations	24	1,485	152	366

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	—	(13)	—	(3)
From net realized gains	—	(214)	—	(250)
Capital
From net investment income	—	—	—	(10)
From net realized gains	—	—	—	(967)
Institutional Class
From net investment income	—	(1,273)	—	(9)
From net realized gains	—	(1,805)	—	(768)
Morgan
From net investment income	—	(3)	—	(2)
From net realized gains	—	(36)	—	(175)
Premier
From net investment income	—	(7)	—	(3)
From net realized gains	—	(158)	—	(233)
Reserve
From net investment income	—	— (a)	—	— (a)
From net realized gains	—	(8)	—	(15)
Service
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)

Total distributions to shareholders	—	(3,517)	—	(2,435)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(1,535,688)	(4,491,612)	1,763,138	611,416

NET ASSETS:
Change in net assets	(1,535,664)	(4,493,644)	1,763,290	609,347
Beginning of period	7,176,622	11,670,266	16,808,336	16,198,989

End of period	$5,640,958	$7,176,622	$18,571,626	$16,808,336

Accumulated undistributed (distributions in excess of) net investment income	$(37)	$(37)	$(170)	$(170)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,324	$12,186	$590	$2,411
Net realized gain (loss)	545	2,021	39	(502)

Change in net assets resulting from operations	2,869	14,207	629	1,909

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(69)	(640)	(20)	(109)
From net realized gains	—	(116)	—	(1)
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Eagle Class (b)
From net investment income	(66)	(190)	—	—
From net realized gains	—	(73)	—	—
E*Trade
From net investment income	—	—	(104)	(360)
From net realized gains	—	—	—	(18)
Institutional Class
From net investment income	(2,491)	(14,613)	(485)	(2,257)
From net realized gains	—	(1,501)	—	(12)
Morgan
From net investment income	(11)	(112)	(4)	(40)
From net realized gains	—	(57)	—	(4)
Premier
From net investment income	(61)	(628)	(1)	(14)
From net realized gains	—	(325)	—	(1)
Reserve
From net investment income	(162)	(1,296)	(1)	(13)
From net realized gains	—	(667)	—	(1)
Service
From net investment income	—	—	(4)	(41)
From net realized gains	—	—	—	(4)

Total distributions to shareholders	(2,860)	(20,218)	(619)	(2,875)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(3,935,541)	(597,066)	(318,375)	(844,372)

NET ASSETS:
Change in net assets	(3,935,532)	(603,077)	(318,365)	(845,338)
Beginning of period	22,412,744	23,015,821	3,477,952	4,323,290

End of period	$18,477,212	$22,412,744	$3,159,587	$3,477,952

Accumulated undistributed net investment income	$1,483	$2,019	$5	$34

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective May 10, 2010 for Tax Free Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$1,145	$1,531	$2,097	$3,505
Dividends and distributions reinvested	— (a)	1	1	2
Cost of shares redeemed	(2,086)	(3,991)	(3,530)	(12,117)

Change in net assets from Class B capital transactions	$(941)	$(2,459)	$(1,432)	$(8,610)

Class C
Proceeds from shares issued	$14,004	$18,179	$118,117	$374,134
Dividends and distributions reinvested	1	1	20	68
Cost of shares redeemed	(9,838)	(12,542)	(152,380)	(375,542)

Change in net assets from Class C capital transactions	$4,167	$5,638	$(34,243)	$(1,340)

Agency
Proceeds from shares issued	$226,864,084	$418,124,009	$1,926,495	$3,449,716
Dividends and distributions reinvested	1,016	5,590	44	237
Cost of shares redeemed	(228,853,510)	(416,655,301)	(2,126,349)	(3,343,284)

Change in net assets from Agency capital transactions	$(1,988,410)	$1,474,298	$(199,810)	$106,669

Capital
Proceeds from shares issued	$349,062,764	$677,299,592	$9,783,518	$19,679,225
Dividends and distributions reinvested	20,187	61,294	1,243	3,652
Cost of shares redeemed	(360,144,544)	(687,530,848)	(9,572,205)	(21,339,992)

Change in net assets from Capital capital transactions	$(11,061,593)	$(10,169,962)	$212,556	$(1,657,115)

Cash Management
Proceeds from shares issued	$935,303	$1,759,654	$—	$—
Dividends and distributions reinvested	24	54	—	—
Cost of shares redeemed	(1,001,107)	(1,579,303)	—	—

Change in net assets from Cash Management capital transactions	$(65,780)	$180,405	$—	$—

Direct
Proceeds from shares issued	$2,341,736	$2,826,934	$—	$—
Cost of shares redeemed	(1,995,961)	(2,652,624)	—	—

Change in net assets from Direct capital transactions	$345,775	$174,310	$—	$—

Eagle Class (b)
Proceeds from shares issued	$407,227	$1,898,945	$—	$—
Dividends and distributions reinvested	55	103	—	—
Cost of shares redeemed	(734,404)	(691,993)	—	—

Change in net assets from Eagle Class capital transactions	$(327,122)	$1,207,055	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$63,263	$104,150
Dividends and distributions reinvested	—	—	49	107
Cost of shares redeemed	—	—	(54,112)	(96,386)

Change in net assets from E*Trade capital transactions	$—	$—	$9,200	$7,871

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS (continued):
Institutional Class
Proceeds from shares issued	$108,421,134	$203,208,964	$11,033,643	$14,259,388
Dividends and distributions reinvested	6,793	22,551	792	2,529
Cost of shares redeemed	(109,127,891)	(212,398,322)	(10,665,056)	(14,516,598)

Change in net assets from Institutional Class capital transactions	$(699,964)	$(9,166,807)	$369,379	$(254,681)

Investor
Proceeds from shares issued	$435,554	$394,120	$1,175,852	$2,045,981
Dividends and distributions reinvested	27	64	17	52
Cost of shares redeemed	(226,473)	(527,230)	(1,126,604)	(2,126,807)

Change in net assets from Investor capital transactions	$209,108	$(133,046)	$49,265	$(80,774)

Morgan
Proceeds from shares issued	$114,334,751	$256,084,726	$2,289,486	$2,076,739
Dividends and distributions reinvested	76	245	141	513
Cost of shares redeemed	(114,454,111)	(257,040,938)	(2,277,246)	(2,253,650)

Change in net assets from Morgan capital transactions	$(119,284)	$(955,967)	$12,381	$(176,398)

Premier
Proceeds from shares issued	$48,217,767	$151,410,376	$569,099	$1,151,750
Dividends and distributions reinvested	71	257	3	31
Cost of shares redeemed	(50,357,127)	(152,241,517)	(614,957)	(1,237,871)

Change in net assets from Premier capital transactions	$(2,139,289)	$(830,884)	$(45,855)	$(86,090)

Reserve
Proceeds from shares issued	$70,602,012	$161,933,209	$31,516,547	$70,806,417
Dividends and distributions reinvested	51	146	2	7
Cost of shares redeemed	(70,795,377)	(162,720,918)	(31,533,638)	(70,901,067)

Change in net assets from Reserve capital transactions	$(193,314)	$(787,563)	$(17,089)	$(94,643)

Service
Proceeds from shares issued	$1,055,814	$1,084,192	$22,081,436	$55,207,390
Dividends and distributions reinvested	60	125	1	6
Cost of shares redeemed	(703,589)	(1,003,359)	(22,108,032)	(55,344,008)

Change in net assets from Service capital transactions	$352,285	$80,958	$(26,595)	$(136,612)

Total change in net assets from capital transactions	$(15,684,362)	$(18,924,024)	$327,757	$(2,381,723)

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class B
Issued	1,145	1,531	2,097	3,505
Reinvested	— (a)	1	1	2
Redeemed	(2,086)	(3,991)	(3,530)	(12,117)

Change in Class B Shares	(941)	(2,459)	(1,432)	(8,610)

Class C
Issued	14,004	18,179	118,117	374,134
Reinvested	1	1	20	68
Redeemed	(9,838)	(12,542)	(152,380)	(375,542)

Change in Class C Shares	4,167	5,638	(34,243)	(1,340)

Agency
Issued	226,864,084	418,124,009	1,926,495	3,449,716
Reinvested	1,016	5,590	44	237
Redeemed	(228,853,510)	(416,655,301)	(2,126,349)	(3,343,284)

Change in Agency Shares	(1,988,410)	1,474,298	(199,810)	106,669

Capital
Issued	349,062,764	677,299,592	9,783,518	19,679,225
Reinvested	20,187	61,294	1,243	3,652
Redeemed	(360,144,544)	(687,530,848)	(9,572,205)	(21,339,992)

Change in Capital Shares	(11,061,593)	(10,169,962)	212,556	(1,657,115)

Cash Management
Issued	935,303	1,759,654	—	—
Reinvested	24	54	—	—
Redeemed	(1,001,107)	(1,579,303)	—	—

Change in Cash Management Shares	(65,780)	180,405	—	—

Direct
Issued	2,341,736	2,826,934	—	—
Redeemed	(1,995,961)	(2,652,624)	—	—

Change in Direct Shares	345,775	174,310	—	—

Eagle Class (b)
Issued	407,227	1,898,945	—	—
Reinvested	55	103	—	—
Redeemed	(734,404)	(691,993)	—	—

Change in Eagle Class Shares	(327,122)	1,207,055	—	—

E*Trade
Issued	—	—	63,263	104,150
Reinvested	—	—	49	107
Redeemed	—	—	(54,112)	(96,386)

Change in E*Trade Shares	—	—	9,200	7,871

Institutional Class
Issued	108,421,134	203,208,964	11,033,643	14,259,388
Reinvested	6,793	22,551	792	2,529
Redeemed	(109,127,891)	(212,398,322)	(10,665,056)	(14,516,598)

Change in Institutional Class Shares	(699,964)	(9,166,807)	369,379	(254,681)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS (continued):
Investor
Issued	435,554	394,120	1,175,852	2,045,981
Reinvested	27	64	17	52
Redeemed	(226,473)	(527,230)	(1,126,604)	(2,126,807)

Change in Investor Shares	209,108	(133,046)	49,265	(80,774)

Morgan
Issued	114,334,751	256,084,726	2,289,486	2,076,739
Reinvested	76	245	141	513
Redeemed	(114,454,111)	(257,040,938)	(2,277,246)	(2,253,650)

Change in Morgan Shares	(119,284)	(955,967)	12,381	(176,398)

Premier
Issued	48,217,767	151,410,376	569,099	1,151,750
Reinvested	71	257	3	31
Redeemed	(50,357,127)	(152,241,517)	(614,957)	(1,237,871)

Change in Premier Shares	(2,139,289)	(830,884)	(45,855)	(86,090)

Reserve
Issued	70,602,012	161,933,209	31,516,547	70,806,417
Reinvested	51	146	2	7
Redeemed	(70,795,377)	(162,720,918)	(31,533,638)	(70,901,067)

Change in Reserve Shares	(193,314)	(787,563)	(17,089)	(94,643)

Service
Issued	1,055,814	1,084,192	22,081,436	55,207,390
Reinvested	60	125	1	6
Redeemed	(703,589)	(1,003,359)	(22,108,032)	(55,344,008)

Change in Service Shares	352,285	80,958	(26,595)	(136,612)

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	Commencement of offering of class of shares effective May 10, 2010 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$—	$—	$126	$224
Dividends and distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	(237)	(799)

Change in net assets from Class B capital transactions	$—	$—	$(111)	$(575)

Class C
Proceeds from shares issued	$—	$—	$85,298	$191,826
Dividends and distributions reinvested	—	—	—	16
Cost of shares redeemed	—	—	(76,462)	(108,613)

Change in net assets from Class C capital transactions	$—	$—	$8,836	$83,229

Agency
Proceeds from shares issued	$104,170,006	$287,954,275	$32,272,878	$43,637,645
Dividends and distributions reinvested	123	1,374	—	183
Cost of shares redeemed	(105,142,071)	(288,291,246)	(32,544,961)	(43,801,422)

Change in net assets from Agency capital transactions	$(971,942)	$(335,597)	$(272,083)	$(163,594)

Capital
Proceeds from shares issued	$105,580,182	$257,845,676	$—	$—
Dividends and distributions reinvested	1,377	19,739	—	—
Cost of shares redeemed	(108,389,266)	(261,586,696)	—	—

Change in net assets from Capital capital transactions	$(2,807,707)	$(3,721,281)	$—	$—

Direct
Proceeds from shares issued	$770,560	$747,482	$2,378,325	$2,020,624
Cost of shares redeemed	(446,351)	(458,223)	(1,646,384)	(1,740,176)

Change in net assets from Direct capital transactions	$324,209	$289,259	$731,941	$280,448

Institutional Class
Proceeds from shares issued	$41,558,788	$110,409,234	$26,531,284	$45,215,494
Dividends and distributions reinvested	114	5,228	—	946
Cost of shares redeemed	(42,720,980)	(118,660,181)	(23,720,065)	(47,413,592)

Change in net assets from Institutional Class capital transactions	$(1,162,078)	$(8,245,719)	$2,811,219	$(2,197,152)

Investor
Proceeds from shares issued	$3,590,918	$2,359,155	$394,166	$1,047,386
Dividends and distributions reinvested	146	622	—	5
Cost of shares redeemed	(1,506,657)	(2,531,009)	(409,325)	(1,447,081)

Change in net assets from Investor capital transactions	$2,084,407	$(171,232)	$(15,159)	$(399,690)

Morgan
Proceeds from shares issued	$82,182,558	$274,838,343	$37,688,207	$128,009,152
Dividends and distributions reinvested	34	125	—	32
Cost of shares redeemed	(82,002,858)	(274,763,650)	(37,918,144)	(128,115,426)

Change in net assets from Morgan capital transactions	$179,734	$74,818	$(229,937)	$(106,242)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS (continued):
Premier
Proceeds from shares issued	$28,292,640	$78,306,222	$11,766,039	$31,350,675
Dividends and distributions reinvested	24	164	—	27
Cost of shares redeemed	(28,766,034)	(78,698,992)	(11,861,154)	(31,491,046)

Change in net assets from Premier capital transactions	$(473,370)	$(392,606)	$(95,115)	$(140,344)

Reserve
Proceeds from shares issued	$4,392,670	$10,390,733	$36,594,709	$90,191,004
Dividends and distributions reinvested	— (a)	2	—	88
Cost of shares redeemed	(4,400,376)	(10,411,769)	(36,556,979)	(90,340,217)

Change in net assets from Reserve capital transactions	$(7,706)	$(21,034)	$37,730	$(149,125)

Service
Proceeds from shares issued	$3,777,600	$8,375,190	$—	$—
Dividends and distributions reinvested	18	87	—	— (a)
Cost of shares redeemed	(3,676,054)	(8,308,825)	—	—

Change in net assets from Service capital transactions	$101,564	$66,452	$—	$— (a)

Total change in net assets from capital transactions	$(2,732,889)	$(12,456,940)	$2,977,321	$(2,793,045)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class B
Issued	—	—	126	224
Reinvested	—	—	—	— (a)
Redeemed	—	—	(237)	(799)

Change in Class B Shares	—	—	(111)	(575)

Class C
Issued	—	—	85,298	191,826
Reinvested	—	—	—	16
Redeemed	—	—	(76,462)	(108,613)

Change in Class C Shares	—	—	8,836	83,229

Agency
Issued	104,170,006	287,954,275	32,272,878	43,637,645
Reinvested	123	1,374	—	183
Redeemed	(105,142,071)	(288,291,246)	(32,544,961)	(43,801,422)

Change in Agency Shares	(971,942)	(335,597)	(272,083)	(163,594)

Capital
Issued	105,580,182	257,845,676	—	—
Reinvested	1,377	19,739	—	—
Redeemed	(108,389,266)	(261,586,696)	—	—

Change in Capital Shares	(2,807,707)	(3,721,281)	—	—

Direct
Issued	770,560	747,482	2,378,325	2,020,624
Redeemed	(446,351)	(458,223)	(1,646,384)	(1,740,176)

Change in Direct Shares	324,209	289,259	731,941	280,448

Institutional Class
Issued	41,558,788	110,409,234	26,531,284	45,215,494
Reinvested	114	5,228	—	946
Redeemed	(42,720,980)	(118,660,181)	(23,720,065)	(47,413,592)

Change in Institutional Class Shares	(1,162,078)	(8,245,719)	2,811,219	(2,197,152)

Investor
Issued	3,590,918	2,359,155	394,166	1,047,386
Reinvested	146	622	—	5
Redeemed	(1,506,657)	(2,531,009)	(409,325)	(1,447,081)

Change in Investor Shares	2,084,407	(171,232)	(15,159)	(399,690)

Morgan
Issued	82,182,558	274,838,343	37,688,207	128,009,152
Reinvested	34	125	—	32
Redeemed	(82,002,858)	(274,763,650)	(37,918,144)	(128,115,426)

Change in Morgan Shares	179,734	74,818	(229,937)	(106,242)

Premier
Issued	28,292,640	78,306,222	11,766,039	31,350,675
Reinvested	24	164	—	27
Redeemed	(28,766,034)	(78,698,992)	(11,861,154)	(31,491,046)

Change in Premier Shares	(473,370)	(392,606)	(95,115)	(140,344)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS (continued):
Reserve
Issued	4,392,670	10,390,733	36,594,709	90,191,004
Reinvested	— (a)	2	—	88
Redeemed	(4,400,376)	(10,411,769)	(36,556,979)	(90,340,217)

Change in Reserve Shares	(7,706)	(21,034)	37,730	(149,125)

Service
Issued	3,777,600	8,375,190	—	—
Reinvested	18	87	—	— (a)
Redeemed	(3,676,054)	(8,308,825)	—	—

Change in Service Shares	101,564	66,452	—	—

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,075,239	$2,633,757	$21,340,315	$40,426,158
Dividends and distributions reinvested	—	175	—	145
Cost of shares redeemed	(1,289,964)	(2,934,448)	(21,514,188)	(40,119,479)

Change in net assets from Agency capital transactions	$(214,725)	$(300,516)	$(173,873)	$306,824

Capital
Proceeds from shares issued	$—	$—	$10,576,216	$21,338,966
Dividends and distributions reinvested	—	—	—	409
Cost of shares redeemed	—	—	(8,568,812)	(22,338,688)

Change in net assets from Capital capital transactions	$—	$—	$2,007,404	$(999,313)

Institutional Class
Proceeds from shares issued	$5,567,172	$20,934,210	$9,061,947	$16,665,951
Dividends and distributions reinvested	—	1,373	—	249
Cost of shares redeemed	(6,646,725)	(24,912,467)	(9,039,455)	(14,963,482)

Change in net assets from Institutional Class capital transactions	$(1,079,553)	$(3,976,884)	$22,492	$1,702,718

Morgan
Proceeds from shares issued	$2,051,155	$4,953,566	$48,505,089	$76,469,637
Dividends and distributions reinvested	—	30	—	99
Cost of shares redeemed	(2,089,567)	(4,863,686)	(48,449,389)	(76,391,551)

Change in net assets from Morgan capital transactions	$(38,412)	$89,910	$55,700	$78,185

Premier
Proceeds from shares issued	$468,867	$1,777,236	$34,941,825	$85,287,855
Dividends and distributions reinvested	—	81	—	87
Cost of shares redeemed	(674,069)	(1,980,643)	(35,086,097)	(85,502,056)

Change in net assets from Premier capital transactions	$(205,202)	$(203,326)	$(144,272)	$(214,114)

Reserve
Proceeds from shares issued	$26,887	$361,336	$63,945	$154,471
Dividends and distributions reinvested	—	6	—	9
Cost of shares redeemed	(24,683)	(462,138)	(68,258)	(417,364)

Change in net assets from Reserve capital transactions	$2,204	$(100,796)	$(4,313)	$(262,884)

Service
Dividends and distributions reinvested	$—	$—	$—	$— (a)

Change in net assets from Service capital transactions	$—	$—	$—	$— (a)

Total change in net assets from capital transactions	$(1,535,688)	$(4,491,612)	$1,763,138	$611,416

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Agency
Issued	1,075,239	2,633,757	21,340,315	40,426,145
Reinvested	—	175	—	145
Redeemed	(1,289,964)	(2,934,448)	(21,514,188)	(40,119,466)

Change in Agency Shares	(214,725)	(300,516)	(173,873)	306,824

Capital
Issued	—	—	10,576,216	21,338,887
Reinvested	—	—	—	409
Redeemed	—	—	(8,568,812)	(22,338,688)

Change in Capital Shares	—	—	2,007,404	(999,392)

Institutional Class
Issued	5,567,172	20,934,210	9,061,947	16,665,911
Reinvested	—	1,373	—	249
Redeemed	(6,646,725)	(24,912,467)	(9,039,455)	(14,963,394)

Change in Institutional Class Shares	(1,079,553)	(3,976,884)	22,492	1,702,766

Morgan
Issued	2,051,155	4,953,566	48,505,089	76,469,611
Reinvested	—	30	—	99
Redeemed	(2,089,567)	(4,863,686)	(48,449,389)	(76,391,551)

Change in Morgan Shares	(38,412)	89,910	55,700	78,159

Premier
Issued	468,867	1,777,236	34,941,825	85,287,843
Reinvested	—	81	—	87
Redeemed	(674,069)	(1,980,643)	(35,086,097)	(85,502,011)

Change in Premier Shares	(205,202)	(203,326)	(144,272)	(214,081)

Reserve
Issued	26,887	361,336	63,945	154,372
Reinvested	—	6	—	9
Redeemed	(24,683)	(462,138)	(68,258)	(417,240)

Change in Reserve Shares	2,204	(100,796)	(4,313)	(262,859)

Service
Reinvested	—	—	—	— (a)

Change in Service Shares	—	—	—	— (a)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,265,480	$2,281,248	$257,138	$91,864
Dividends and distributions reinvested	23	254	9	29
Cost of shares redeemed	(1,253,587)	(2,551,888)	(167,217)	(190,351)

Change in net assets from Agency capital transactions	$11,916	$(270,386)	$89,930	$(98,458)

Direct
Dividends and distributions reinvested	— (a)	— (a)	—	—

Change in net assets from Direct capital transactions	$— (a)	$— (a)	$—	$—

Eagle Class (b)
Proceeds from shares issued	$427,844	$1,603,033	$—	$—
Dividends and distributions reinvested	65	261	—	—
Cost of shares redeemed	(478,749)	(471,650)	—	—

Change in net assets from Eagle Class capital transactions	$(50,840)	$1,131,644	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$285,831	$648,507
Dividends and distributions reinvested	—	—	104	378
Cost of shares redeemed	—	—	(380,433)	(509,534)

Change in net assets from E*Trade capital transactions	$—	$—	$(94,498)	$139,351

Institutional Class
Proceeds from shares issued	$20,490,936	$65,230,649	$985,495	$3,306,063
Dividends and distributions reinvested	735	5,418	374	1,608
Cost of shares redeemed	(23,501,197)	(66,112,487)	(1,271,555)	(3,944,633)

Change in net assets from Institutional Class capital transactions	$(3,009,526)	$(876,420)	$(285,686)	$(636,962)

Morgan
Proceeds from shares issued	$20,311,240	$42,489,029	$382,129	$566,600
Dividends and distributions reinvested	5	84	3	43
Cost of shares redeemed	(20,440,223)	(42,491,534)	(389,350)	(596,901)

Change in net assets from Morgan capital transactions	$(128,978)	$(2,421)	$(7,218)	$(30,258)

Premier
Proceeds from shares issued	$7,965,899	$11,237,738	$125,377	$198,265
Dividends and distributions reinvested	3	59	1	10
Cost of shares redeemed	(8,403,353)	(11,912,760)	(122,854)	(250,665)

Change in net assets from Premier capital transactions	$(437,451)	$(674,963)	$2,524	$(52,390)

Reserve
Proceeds from shares issued	$18,769,748	$33,749,575	$7,516,367	$18,626,576
Dividends and distributions reinvested	9	113	— (a)	3
Cost of shares redeemed	(19,090,419)	(33,654,208)	(7,515,839)	(18,692,063)

Change in net assets from Reserve capital transactions	$(320,662)	$95,480	$528	$(65,484)

Service
Proceeds from shares issued	$—	$—	$3,257,219	$6,862,664
Dividends and distributions reinvested	—	—	3	41
Cost of shares redeemed	—	—	(3,281,177)	(6,962,876)

Change in net assets from Service capital transactions	$—	$—	$(23,955)	$(100,171)

Total change in net assets from capital transactions	$(3,935,541)	$(597,066)	$(318,375)	$(844,372)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Agency
Issued	1,265,480	2,281,248	257,138	91,864
Reinvested	23	254	9	29
Redeemed	(1,253,587)	(2,551,888)	(167,217)	(190,351)

Change in Agency Shares	11,916	(270,386)	89,930	(98,458)

Direct
Reinvested	— (a)	— (a)	—	—

Change in Direct Shares	— (a)	— (a)	—	—

Eagle Class (b)
Issued	427,844	1,603,033	—	—
Reinvested	65	261	—	—
Redeemed	(478,749)	(471,650)	—	—

Change in Eagle Class Shares	(50,840)	1,131,644	—	—

E*Trade
Issued	—	—	285,831	648,507
Reinvested	—	—	104	378
Redeemed	—	—	(380,433)	(509,534)

Change in E*Trade Shares	—	—	(94,498)	139,351

Institutional Class
Issued	20,490,936	65,230,649	985,495	3,306,063
Reinvested	735	5,418	374	1,608
Redeemed	(23,501,197)	(66,112,487)	(1,271,555)	(3,944,633)

Change in Institutional Class Shares	(3,009,526)	(876,420)	(285,686)	(636,962)

Morgan
Issued	20,311,240	42,489,029	382,129	566,600
Reinvested	5	84	3	43
Redeemed	(20,440,223)	(42,491,534)	(389,350)	(596,901)

Change in Morgan Shares	(128,978)	(2,421)	(7,218)	(30,258)

Premier
Issued	7,965,899	11,237,738	125,377	198,265
Reinvested	3	59	1	10
Redeemed	(8,403,353)	(11,912,761)	(122,854)	(250,665)

Change in Premier Shares	(437,451)	(674,964)	2,524	(52,390)

Reserve
Issued	18,769,748	33,749,575	7,516,367	18,626,576
Reinvested	9	113	— (a)	3
Redeemed	(19,090,419)	(33,654,208)	(7,515,839)	(18,692,063)

Change in Reserve Shares	(320,662)	95,480	528	(65,484)

Service
Issued	—	—	3,257,219	6,862,664
Reinvested	—	—	3	41
Redeemed	—	—	(3,281,177)	(6,962,876)

Change in Service Shares	—	—	(23,955)	(100,171)

(a)	Amount rounds to less than 1,000 (Shares or dollars).
(b)	Commencement of offering of class of shares effective May 10, 2010 for Tax Free Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Class B
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Class C
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Agency
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Capital
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Cash Management
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Direct
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$3,531	0.28%		0.01%		1.16%
1.00	0.01		4,473	0.31		0.01		1.16
1.00	0.00	(e)	6,932	0.59	(f)	0.00	(e)	1.17
1.00	1.62		13,709	0.99	(f)	1.52		1.17
1.00	4.28		7,903	0.97		4.18		1.17
1.00	4.31		6,161	0.97		4.26		1.18

1.00	0.01		16,528	0.28		0.01		1.16
1.00	0.01		12,361	0.32		0.01		1.16
1.00	0.00	(e)	6,723	0.58	(f)	0.00	(e)	1.17
1.00	1.62		11,057	0.99	(f)	1.52		1.17
1.00	4.28		5,887	0.97		4.11		1.17
1.00	4.31		1,497	0.97		4.33		1.17

1.00	0.01		10,826,972	0.26		0.03		0.31
1.00	0.07		12,815,353	0.26		0.07		0.31
1.00	0.26		11,341,161	0.28	(f)	0.27		0.32
1.00	2.34		14,591,611	0.27	(g)	2.27		0.32
1.00	5.02		10,640,542	0.26		4.88		0.32
1.00	5.05		10,626,102	0.26		4.95		0.33

1.00	0.05		65,586,856	0.18		0.10		0.21
1.00	0.15		76,648,261	0.18		0.14		0.21
1.00	0.35		86,818,790	0.18	(g)	0.35		0.22
1.00	2.44		82,462,192	0.18	(f)	2.30		0.22
1.00	5.12		43,128,647	0.16		4.98		0.22
1.00	5.15		38,644,921	0.16		5.06		0.23

1.00	0.01		500,131	0.27		0.01		0.96
1.00	0.01		565,910	0.32		0.01		0.96
1.00	0.00	(e)	385,509	0.53	(g)	0.00	(e)	0.97
1.00	1.63		334,078	0.97	(g)	1.52		0.97
1.00	4.28		323,442	0.96		4.27		0.97
1.00	4.32		28,464	0.96		4.19		0.98

1.00	0.01		1,529,438	0.27		0.01		0.31
1.00	0.03		1,183,658	0.29		0.03		0.31
1.00	0.04		1,009,356	0.30		0.04		0.30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Eagle Class
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
May 10, 2010 (h) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Investor
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$879,926	0.28%		0.01%		0.71%
1.00	0.01		1,207,045	0.41		0.01		0.88

1.00	0.04		29,186,171	0.21		0.07		0.26
1.00	0.12		29,886,053	0.21		0.11		0.26
1.00	0.32		39,053,068	0.22	(g)	0.32		0.27
1.00	2.40		45,721,168	0.22	(f)	2.28		0.27
1.00	5.08		28,355,614	0.20		4.95		0.27
1.00	5.11		25,408,596	0.20		5.01		0.28

1.00	0.01		690,026	0.27		0.01		0.51
1.00	0.01		480,917	0.32		0.01		0.51
1.00	0.00	(e)	613,967	0.32		0.00	(e)	0.50

1.00	0.01		2,817,137	0.28		0.01		0.51
1.00	0.01		2,936,414	0.31		0.01		0.51
1.00	0.10		3,892,404	0.45	(f)	0.13		0.52
1.00	2.09		7,939,483	0.52	(f)	2.05		0.52
1.00	4.75		7,199,661	0.51		4.64		0.52
1.00	4.79		5,961,657	0.51		4.72		0.53

1.00	0.01		2,882,171	0.28		0.01		0.46
1.00	0.01		5,021,450	0.31		0.01		0.46
1.00	0.13		5,852,367	0.42	(f)	0.14		0.47
1.00	2.14		10,888,362	0.47	(f)	2.08		0.47
1.00	4.82		9,105,808	0.45		4.72		0.47
1.00	4.85		7,844,932	0.45		4.75		0.48

1.00	0.01		1,588,627	0.28		0.01		0.71
1.00	0.01		1,781,936	0.31		0.01		0.71
1.00	0.04		2,569,511	0.52	(f)	0.04		0.72
1.00	1.89		3,927,075	0.72	(f)	1.74		0.72
1.00	4.56		1,901,561	0.70		4.46		0.72
1.00	4.59		461,798	0.70		4.49		0.73

1.00	0.01		1,440,528	0.27		0.01		1.06
1.00	0.01		1,088,239	0.31		0.01		1.06
1.00	0.00	(e)	1,007,290	0.32		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class B
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Class C
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Agency
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Capital
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

E*Trade
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
January 8, 2009 (i) through February 28, 2009	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes interest expense of 0.01%.
(h)	Includes insurance expense of 0.01%.
(i)	Commencement of offering of class of shares.
(j)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$7,670	0.29%		0.01%		1.17%
1.00	0.02		9,102	0.33		0.01		1.17
1.00	0.00	(e)	17,713	0.63	(f)	0.00	(e)	1.18
1.00	1.71		34,781	0.99	(f)	1.57		1.19
1.00	4.29		19,010	0.98	(g)	4.20		1.18
1.00	4.30		18,717	0.97		4.23		1.19

1.00	0.01		384,953	0.28		0.01		1.17
1.00	0.02		419,195	0.33		0.01		1.18
1.00	0.00	(e)	420,552	0.59	(f)	0.00	(e)	1.18
1.00	1.71		468,725	0.98	(h)	1.74		1.18
1.00	4.29		616,746	0.98	(g)	4.17		1.18
1.00	4.29		494,963	0.97		4.20		1.19

1.00	0.02		215,439	0.26		0.04		0.32
1.00	0.09		415,248	0.26		0.08		0.33
1.00	0.30		308,594	0.28	(f)	0.31		0.33
1.00	2.43		451,480	0.27	(h)	2.42		0.33
1.00	5.03		499,591	0.26		4.86		0.33
1.00	5.03		183,392	0.26		4.94		0.34

1.00	0.06		2,509,346	0.18		0.11		0.22
1.00	0.17		2,296,780	0.18		0.16		0.22
1.00	0.40		3,953,966	0.19	(f)	0.39		0.23
1.00	2.53		3,953,504	0.18	(f)	2.40		0.23
1.00	5.14		2,441,114	0.16		4.94		0.23
1.00	5.14		1,663,573	0.16		5.02		0.24

1.00	0.03		196,445	0.24		0.05		1.07
1.00	0.06		187,244	0.29		0.05		1.07
1.00	0.03		179,380	0.32		0.05		1.06
1.00	0.06		1,761	1.03	(j)	0.21		1.09

1.00	0.04		2,553,326	0.21		0.08		0.27
1.00	0.14		2,183,936	0.21		0.13		0.27
1.00	0.36		2,438,682	0.22	(f)	0.33		0.28
1.00	2.49		2,047,234	0.22	(f)	2.36		0.28
1.00	5.10		1,211,750	0.20		5.01		0.28
1.00	5.10		1,670,013	0.20		4.96		0.29

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Investor
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes interest expense of 0.01%.
(h)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$540,859	0.28%		0.01%		0.52%
1.00	0.02		491,592	0.33		0.01		0.52
1.00	0.12		572,388	0.47	(f)	0.14		0.53
1.00	2.17		714,135	0.52	(h)	2.16		0.53
1.00	4.77		745,382	0.51		4.74		0.53
1.00	4.77		1,841,427	0.51		4.69		0.54

1.00	0.01		2,977,167	0.28		0.01		0.62
1.00	0.02		2,964,774	0.33		0.01		0.62
1.00	0.09		3,141,289	0.49	(f)	0.09		0.63
1.00	2.09		3,567,073	0.60	(h)	2.05		0.63
1.00	4.69		3,322,087	0.60	(g)	4.57		0.63
1.00	4.69		2,783,868	0.59		4.62		0.64

1.00	0.01		185,448	0.28		0.01		0.47
1.00	0.02		231,302	0.33		0.01		0.47
1.00	0.15		317,407	0.44	(f)	0.16		0.48
1.00	2.23		660,906	0.46	(h)	2.27		0.48
1.00	4.84		754,089	0.45		4.68		0.48
1.00	4.84		545,911	0.45		4.77		0.49

1.00	0.01		269,206	0.28		0.01		0.72
1.00	0.02		286,293	0.33		0.01		0.72
1.00	0.05		380,945	0.57	(f)	0.07		0.73
1.00	1.98		832,849	0.71	(h)	2.09		0.73
1.00	4.57		1,951,990	0.71	(g)	4.48		0.73
1.00	4.58		1,461,304	0.70		4.41		0.74

1.00	0.01		189,566	0.28		0.01		1.07
1.00	0.02		216,160	0.33		0.01		1.07
1.00	0.00	(e)	352,780	0.64	(f)	0.00	(e)	1.08
1.00	1.62		768,490	1.07	(f)	1.43		1.09
1.00	4.23		17	1.04		4.14		1.08
1.00	4.27		16	1.00		4.19		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Capital
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Direct
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Investor
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$6,748,114	0.15%		0.01%		0.31%
1.00	0.02		7,720,013	0.24		0.00	(e)	0.31
1.00	0.13		8,057,013	0.26		0.14		0.31
1.00	1.81		12,778,607	0.27	(f)	1.60		0.32
1.00	4.82		5,168,268	0.26		4.65		0.32
1.00	5.00		3,890,478	0.26		4.91		0.33

1.00	0.01		31,969,249	0.14		0.01		0.21
1.00	0.08		34,776,795	0.18		0.06		0.21
1.00	0.21		38,504,450	0.17		0.22		0.21
1.00	1.92		53,014,849	0.18	(g)	1.58		0.22
1.00	4.92		15,643,602	0.16		4.64		0.21
1.00	5.10		6,985,294	0.16		4.94		0.23

1.00	0.00	(e)	702,035	0.14		0.01		0.31
1.00	0.02		377,821	0.24		0.00	(e)	0.31
1.00	0.01		88,599	0.27		0.01		0.30

1.00	0.00	(e)	10,429,396	0.15		0.01		0.26
1.00	0.05		11,591,430	0.21		0.03		0.26
1.00	0.18		19,839,937	0.21		0.18		0.26
1.00	1.88		24,864,451	0.22	(g)	1.56		0.27
1.00	4.88		7,023,964	0.20		4.58		0.26
1.00	5.06		2,065,993	0.20		4.94		0.28

1.00	0.00	(e)	5,351,151	0.14		0.01		0.51
1.00	0.02		3,266,727	0.24		0.00	(e)	0.51
1.00	0.00		3,438,538	0.25		0.00	(e)	0.50

1.00	0.00	(e)	2,561,605	0.15		0.00	(e)	0.61
1.00	0.02		2,381,884	0.24		0.00	(e)	0.61
1.00	0.01		2,307,416	0.41		0.01		0.61
1.00	1.48		4,990,436	0.60	(f)	1.39		0.62
1.00	4.48		3,356,978	0.59		4.38		0.62
1.00	4.65		3,245,121	0.59		4.58		0.63

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Premier
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)		—		(0.05)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)		—		(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$4,296,187	0.14%		0.01%		0.46%
1.00	0.02		4,769,530	0.24		0.00	(e)	0.46
1.00	0.04		5,162,992	0.35		0.03		0.46
1.00	1.62		3,389,001	0.46	(f)	1.47		0.47
1.00	4.62		1,856,533	0.45		4.49		0.47
1.00	4.80		1,624,006	0.45		4.69		0.48

1.00	0.00	(e)	36,671	0.17		(0.02)		0.71
1.00	0.02		44,382	0.24		0.00	(e)	0.71
1.00	0.00	(e)	65,425	0.43		0.00	(e)	0.71
1.00	1.37		181,072	0.71	(f)	1.47		0.71
1.00	4.36		280,327	0.70		4.30		0.72
1.00	4.54		343,592	0.70		4.37		0.73

1.00	0.00	(e)	663,532	0.14		0.01		1.06
1.00	0.02		561,970	0.24		0.00	(e)	1.06
1.00	0.00		495,606	0.39		0.00	(e)	1.06
1.00	1.04		597,506	1.00	(f)	0.44		1.07
1.00	4.01		252	1.05		3.00		1.06
1.00	4.23		16	1.00		4.15		1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class B
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—	$—		$—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Class C
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Agency
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Direct
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Investor
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$505	0.10%		0.00%		1.17%
1.00	0.01		617	0.21		0.00	(e)	1.16
1.00	0.00		1,192	0.28	(f)	0.00	(e)	1.16
1.00	0.58		1,814	0.69	(g)	0.46		1.17
1.00	3.63		1,542	0.97		3.60		1.17
1.00	4.22		1,528	0.97		4.15		1.18

1.00	0.00		183,862	0.10		0.00		1.17
1.00	0.01		175,024	0.21		0.00	(e)	1.16
1.00	0.00		91,807	0.30	(f)	0.00	(e)	1.17
1.00	0.58		161,891	0.68	(g)	0.44		1.18
1.00	3.63		93,532	0.97		3.21		1.17
1.00	4.22		28,026	0.97		4.18		1.18

1.00	0.00		1,780,500	0.10		0.00		0.31
1.00	0.01		2,052,542	0.21		0.00	(e)	0.31
1.00	0.05		2,216,299	0.23	(f)	0.05		0.31
1.00	1.05		2,824,679	0.28	(g)	0.72		0.33
1.00	4.37		1,019,655	0.26		4.13		0.32
1.00	4.96		896,961	0.26		4.85		0.33

1.00	0.00		1,929,024	0.10		0.00		0.31
1.00	0.01		1,197,068	0.21		0.00	(e)	0.31
1.00	0.00	(e)	916,720	0.18		0.00	(e)	0.30

1.00	0.00		8,607,998	0.10		0.00		0.26
1.00	0.02		5,796,795	0.20		0.01		0.26
1.00	0.08		7,994,678	0.20	(f)	0.09		0.26
1.00	1.12		12,044,908	0.22	(g)	0.73		0.28
1.00	4.43		6,073,940	0.20		3.92		0.27
1.00	5.03		1,009,749	0.20		4.87		0.28

1.00	0.00		446,379	0.10		0.00		0.51
1.00	0.01		461,529	0.21		0.00	(e)	0.51
1.00	0.00	(e)	861,277	0.29	(f)	0.00	(e)	0.52
1.00	0.84		1,126,084	0.49	(f)	0.84		0.52
1.00	4.11		1,370,557	0.51		4.11		0.52
1.00	4.70		1,854,344	0.51		4.60		0.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—	$—		$—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

Service
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 1, 2009 (h) through February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Includes insurance expense of 0.02%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$645,117	0.11%		0.00%		0.61%
1.00	0.01		875,074	0.21		0.00	(e)	0.61
1.00	0.00	(e)	981,399	0.29	(f)	0.00	(e)	0.61
1.00	0.79		1,648,642	0.53	(g)	0.75		0.62
1.00	4.02		1,939,331	0.59		3.95		0.62
1.00	4.62		1,909,921	0.59		4.59		0.63

1.00	0.00		624,972	0.11		0.00		0.46
1.00	0.01		720,085	0.21		0.00	(e)	0.46
1.00	0.00	(e)	860,500	0.28	(f)	0.00	(e)	0.46
1.00	0.88		1,393,368	0.45	(g)	0.77		0.47
1.00	4.17		1,132,622	0.45		4.07		0.47
1.00	4.76		1,424,189	0.45		4.68		0.48

1.00	0.00		1,112,120	0.11		0.00		0.71
1.00	0.01		1,074,397	0.21		0.00	(e)	0.71
1.00	0.00	(e)	1,223,618	0.29	(f)	0.00	(e)	0.71
1.00	0.72		2,020,603	0.57	(g)	0.54		0.73
1.00	3.91		1,231,644	0.70		3.85		0.72
1.00	4.50		876,221	0.70		4.36		0.73

1.00	0.00		100	0.10		0.00		1.06
1.00	0.01		100	0.21		0.00	(e)	1.06
1.00	0.00		100	0.21		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Federal Money Market Fund
Agency
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—	$—		$—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$855,968	0.13%		0.00%		0.32%
1.00	0.02		1,070,681	0.22		0.00	(e)	0.31
1.00	0.11		1,371,397	0.26		0.11		0.31
1.00	1.76		1,583,121	0.28	(f)	1.50		0.32
1.00	4.77		570,445	0.26		4.47		0.32
1.00	4.96		172,324	0.26		4.82		0.33

1.00	0.00		4,089,675	0.13		0.00		0.27
1.00	0.04		5,169,215	0.21		0.02		0.26
1.00	0.16		9,147,745	0.21	(g)	0.18		0.26
1.00	1.82		18,216,366	0.21	(g)	1.70		0.27
1.00	4.83		13,536,697	0.20		4.64		0.27
1.00	5.02		5,692,265	0.20		4.95		0.28

1.00	0.00		222,530	0.13		0.00		0.63
1.00	0.02		260,943	0.22		0.00	(e)	0.61
1.00	0.00	(e)	171,067	0.38	(g)	0.00	(e)	0.61
1.00	1.42		271,793	0.60	(g)	1.42		0.62
1.00	4.42		295,739	0.59		4.29		0.62
1.00	4.61		235,377	0.59		4.53		0.63

1.00	0.00		464,126	0.13		0.00		0.47
1.00	0.02		669,328	0.22		0.00	(e)	0.46
1.00	0.02		872,798	0.37	(g)	0.03		0.46
1.00	1.57		1,648,481	0.46	(g)	1.47		0.47
1.00	4.57		1,128,873	0.45		4.41		0.47
1.00	4.76		604,858	0.45		4.62		0.48

1.00	0.00		8,659	0.12		0.00		0.73
1.00	0.02		6,455	0.23		0.00	(e)	0.71
1.00	0.00		107,259	0.38		0.00	(e)	0.71
1.00	1.32		74,937	0.70	(f)	1.06		0.72
1.00	4.31		28,485	0.70		4.08		0.72
1.00	4.50		1,251	0.70		4.45		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—	$—		$—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)

Capital
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—		—	(d)	—	(d)	—	—		—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%		$1,654,719	0.08%	0.00%		0.31%
1.00	0.01		1,828,609	0.16	0.00	(e)	0.31
1.00	0.00	(e)	1,522,013	0.19	0.00	(e)	0.30
1.00	1.03		2,172,668	0.25	0.97		0.31
1.00	4.13		1,306,725	0.26	3.94		0.32
1.00	4.74		556,544	0.26	4.63		0.33

1.00	0.00		7,112,186	0.07	0.00		0.21
1.00	0.01		5,104,707	0.16	0.00	(e)	0.21
1.00	0.05		6,104,553	0.14	0.05		0.20
1.00	1.13		7,615,191	0.16	1.12		0.21
1.00	4.24		7,761,701	0.16	3.75		0.22
1.00	4.84		1,382,765	0.16	4.72		0.23

1.00	0.00		6,699,806	0.08	0.00		0.26
1.00	0.01		6,677,266	0.16	0.00	(e)	0.26
1.00	0.02		4,975,391	0.17	0.03		0.25
1.00	1.09		12,766,575	0.20	1.06		0.26
1.00	4.20		13,006,895	0.20	3.75		0.27
1.00	4.80		2,784,927	0.20	4.72		0.28

1.00	0.00		1,447,063	0.08	0.00		0.61
1.00	0.01		1,391,343	0.16	0.00	(e)	0.61
1.00	0.00		1,313,218	0.19	0.00	(e)	0.60
1.00	0.77		2,103,069	0.53	0.75		0.61
1.00	3.79		2,359,306	0.59	3.67		0.62
1.00	4.39		1,893,320	0.59	4.29		0.63

1.00	0.00		1,615,823	0.08	0.00		0.46
1.00	0.01		1,760,070	0.16	0.00	(e)	0.46
1.00	0.00		1,974,357	0.19	0.00	(e)	0.45
1.00	0.87		3,629,348	0.41	0.80		0.46
1.00	3.94		2,352,252	0.45	3.74		0.47
1.00	4.54		1,291,467	0.45	4.45		0.48

1.00	0.00		41,929	0.08	0.00		0.71
1.00	0.01		46,241	0.15	0.00	(e)	0.71
1.00	0.00		309,357	0.22	0.00	(e)	0.70
1.00	0.68		4,920,380	0.59	0.63		0.71
1.00	3.68		3,763,803	0.70	3.33		0.72
1.00	4.27		785,951	0.70	4.37		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund (continued)
Service
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%	$100	0.08%	0.00%		1.06%
1.00	0.01	100	0.16	0.00	(e)	1.06
1.00	0.00	100	0.16	0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Direct
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 10, 2010 (g) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—		(0.03)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Commencement of offering of class of shares.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$803,727	0.22%		0.01%		0.31%
1.00	0.08		791,812	0.26		0.04		0.31
1.00	0.16		1,062,442	0.28	(e)	0.17		0.32
1.00	1.64		1,412,071	0.28	(e)	1.57		0.33
1.00	3.30		535,484	0.26		3.21		0.32
1.00	3.31		288,068	0.26		3.26		0.32

1.00	0.00	(f)	100	0.23		0.00	(f)	0.31
1.00	0.05		100	0.29		0.10		0.31
1.00	0.02	(h)	100	0.30	(e)	0.04		0.31

1.00	0.01		1,080,620	0.23		0.01		0.71
1.00	0.03		1,131,461	0.36		0.01		0.87

1.00	0.02		7,915,742	0.19		0.05		0.26
1.00	0.13		10,925,258	0.21		0.09		0.26
1.00	0.22		11,805,037	0.23	(e)	0.23		0.28
1.00	1.70		13,741,504	0.22	(e)	1.72		0.27
1.00	3.37		12,493,562	0.20		3.27		0.27
1.00	3.37		8,255,381	0.20		3.32		0.27

1.00	0.00	(f)	406,645	0.24		0.00	(f)	0.61
1.00	0.03		535,623	0.30		0.00	(f)	0.61
1.00	0.02		538,168	0.45	(h)	0.03		0.63
1.00	1.30		920,327	0.61	(e)	1.25		0.62
1.00	2.96		758,385	0.59		2.93		0.62
1.00	2.97		570,935	0.59		3.00		0.62

1.00	0.00	(f)	2,273,283	0.24		0.00	(f)	0.46
1.00	0.03		2,710,731	0.30		0.00	(f)	0.46
1.00	0.05		3,386,375	0.41	(h)	0.06		0.48
1.00	1.45		5,420,621	0.47	(e)	1.40		0.47
1.00	3.11		4,079,130	0.45		2.96		0.47
1.00	3.10		2,078,846	0.45		3.07		0.47

1.00	0.00	(f)	5,997,095	0.23		0.00	(f)	0.71
1.00	0.03		6,317,759	0.30		0.00	(f)	0.71
1.00	0.00	(f)	6,223,699	0.45	(e)	0.01		0.73
1.00	1.19		8,490,457	0.72	(e)	1.17		0.72
1.00	2.85		7,246,804	0.70		2.75		0.72
1.00	2.86		4,631,440	0.70		2.92		0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

E*Trade
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

Morgan
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

Premier
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)		—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

Reserve
Six Months Ended August 31, 2011 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.03%		$121,254	0.26%		0.06%		0.32%
1.00	0.13		31,324	0.26		0.12		0.32
1.00	0.37		129,810	0.27	(e)	0.28		0.33
1.00	1.78		72,466	0.28	(f)	1.69		0.34
1.00	3.33		19,577	0.26		3.20		0.34
1.00	3.35		16,427	0.26		3.22		0.34

1.00	0.01		1,602,003	0.31		0.01		1.07
1.00	0.02		1,696,495	0.36		0.01		1.07
1.00	0.01		1,557,507	0.63	(f)	0.01		1.09
1.00	1.06		1,370,189	0.99	(f)	1.08		1.09
1.00	2.57		1,603,907	1.00		2.55		1.09
1.00	2.59		1,723,433	1.00		2.60		1.08

1.00	0.06		657,063	0.21		0.12		0.27
1.00	0.18		942,748	0.21		0.17		0.27
1.00	0.42		1,580,078	0.22	(e)	0.34		0.28
1.00	1.84		465,898	0.22	(f)	1.83		0.29
1.00	3.39		647,885	0.20		3.37		0.29
1.00	3.41		236,421	0.20		3.36		0.28

1.00	0.00	(g)	313,651	0.32		0.00	(g)	0.62
1.00	0.01		320,868	0.37		0.00	(g)	0.62
1.00	0.11		351,200	0.54	(f)	0.12		0.64
1.00	1.45		430,604	0.61	(f)	1.41		0.64
1.00	2.99		313,132	0.59		2.94		0.64
1.00	3.01		315,046	0.59		2.97		0.63

1.00	0.00	(g)	115,682	0.32		0.00	(g)	0.47
1.00	0.01		113,158	0.37		0.00	(g)	0.47
1.00	0.20		165,573	0.44	(e)	0.14		0.48
1.00	1.59		76,975	0.47	(f)	1.60		0.49
1.00	3.13		126,250	0.45		3.25		0.49
1.00	3.16		1,037,219	0.45		3.11		0.48

1.00	0.00	(g)	60,131	0.31		0.00	(g)	0.72
1.00	0.01		59,602	0.37		0.00	(g)	0.72
1.00	0.06		125,114	0.59	(f)	0.06		0.74
1.00	1.34		137,957	0.71	(e)	1.36		0.74
1.00	2.87		225,916	0.70		2.85		0.74
1.00	2.90		113,653	0.70		2.85		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund (continued)
Service
Six Months Ended August 31, 2011 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)		—		(0.01)
Year Ended February 29, 2008	1.00	0.02		—	(d)	0.02		(0.02)		—	(d)	(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)		—	(d)	(0.03)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.01%.
(g)	Amount rounds to less than 0.01%.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(g)	$289,803	0.32%		0.00	%(g)	1.07%
1.00	0.01		313,757	0.37		0.00	(g)	1.07
1.00	0.00	(g)	414,008	0.49	(e)	0.00	(g)	1.07
1.00	1.01		89,126	1.03	(h)	0.78		1.10
1.00	2.53		16	1.04		2.49		1.09
1.00	2.59		15	1.00		2.55		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class B, Class C, Agency, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

Eagle Class Shares commenced operations on May 10, 2010, for Prime Money Market Fund and Tax Free Money Market Fund.

Effective November 1, 2009, Class B Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Morgan Shares.

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

The following is a summary of the inputs used as of August 31, 2011, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities (a)	$—	$120,198,232	$—	$120,198,232

Liquid Assets Money Market Fund
Total Investments in Securities (a)	$—	$10,391,831	$—	$10,391,831

U.S. Government Money Market Fund
Total Investments in Securities (a)	$—	$63,402,556	$—	$63,402,556

U.S. Treasury Plus Money Market Fund
Total Investments in Securities (a)	$—	$16,781,354	$—	$16,781,354

Federal Money Market Fund
Total Investments in Securities (a)	$—	$5,907,897	$—	$5,907,897

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities (a)	$—	$21,566,112	$—	$21,566,112

Tax Free Money Market Fund
Total Investments in Securities (a)	$—	$19,036,689	$—	$19,036,689

Municipal Money Market Fund
Total Investments in Securities (a)	$—	$3,155,952	$—	$3,155,952

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

For each of the Funds, there were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2011 (amounts in thousands):

	Value	Percentage
Prime Money Market Fund	$5,082,232	4.3%
Liquid Assets Money Market Fund	389,744	3.9
U.S. Government Money Market Fund	1,500,000	2.4
Tax Free Money Market Fund	28,920	0.2
Municipal Money Market Fund	135,890	4.3

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of a Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each Fund and for such services is paid a fee. The Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.07% of each Fund’s average daily net assets.

The Administrator waived Administrative fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	n/a	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the six months ended August 31, 2011, the Distributor did not retain any fees.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	n/a
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	n/a
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	n/a
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	n/a
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

The contractual expense limitation agreements were in effect for the six months ended August 31, 2011. The expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2011. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Shareholder Servicing
Prime Money Market Fund	$21,576
Liquid Assets Money Market Fund	2,381
U.S. Government Money Market Fund	11,330
U.S. Treasury Plus Money Market Fund	2,412
Federal Money Market Fund	1,802
100% U.S. Treasury Securities Money Market Fund	3,280
Tax Free Money Market Fund	3,875
Municipal Money Market Fund	945

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$—	$—	$11,822	$8,572	$20,394
Liquid Assets Money Market Fund	—	—	4,350	4,386	8,736
U.S. Government Money Market Fund	7,634	5	22,737	2,817	33,193
U.S. Treasury Plus Money Market Fund	3,285	413	7,885	2,396	13,979
Federal Money Market Fund	1,297	49	2,344	128	3,818
100% U.S. Treasury Securities Money Market Fund	5,922	1,599	8,028	804	16,353
Tax Free Money Market Fund	500	—	11,138	9,452	21,090
Municipal Money Market Fund	—	—	1,392	6,102	7,494

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2011, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific expenses for the six months ended August 31, 2011 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$14	$5
Class C	43	14
Agency	—	8,713
Capital	—	18,084
Cash Management	1,398	839
Direct	—	1,180
Eagle Class	1,422	1,707

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Distribution		Shareholder Servicing
Institutional Class	$—		$15,449
Investor	—		934
Morgan	—		5,018
Premier	—		5,853
Reserve	2,130		2,556
Service	3,585		1,793

	$8,592		$62,145

Liquid Assets Money Market Fund
Class B	$30		$10
Class C	1,498		499
Agency	—		210
Capital	—		588
E*Trade	593		296
Institutional Class	—		1,336
Investor	—		887
Morgan	1,469		5,140
Premier	—		265
Reserve	355		427
Service	602		301

	$4,547		$9,959

U.S. Government Money Market Fund
Agency	$—		$5,450
Capital	—		7,373
Direct	—		322
Institutional Class	—		4,770
Investor	—		6,993
Morgan	1,051		3,677
Premier	—		6,866
Reserve	52		63
Service	1,739		869

	$2,842		$36,383

U.S. Treasury Plus Money Market Fund
Agency	$—		$1,239
Class B	2		1
Class C	666		222
Direct	—		1,248
Institutional Class	—		2,844
Investor	—		816
Morgan	399		1,397
Premier	—		1,019
Reserve	1,337		1,605
Service	—	(a)	—	(a)

	$2,404		$10,391

Federal Money Market Fund
Agency	$—		$781
Institutional Class	—		2,165
Morgan	118		411
Premier	—		830
Reserve	10		12

	$128		$4,199

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	121

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

	Distribution		Shareholder Servicing
100% U.S. Treasury Securities Money Market Fund
Agency	$—		$1,258
Capital	—		1,589
Institutional Class	—		3,489
Morgan	753		2,636
Premier	—		2,275
Reserve	50		60
Service	—	(a)	—	(a)

	$803		$11,307

Tax Free Money Market Fund
Agency	$—		$590
Direct	—		—	(a)
Eagle Class	1,366		1,639
Institutional Class	—		4,984
Morgan	223		781
Premier	—		3,728
Reserve	7,860		9,432

	$9,449		$21,154

Municipal Money Market Fund
Agency	$—		$52
E*Trade	5,073		2,536
Institutional Class	—		401
Morgan	151		530
Premier	—		167
Reserve	84		100
Service	863		432

	$6,171		$4,218

(a)	Amount rounds to less than $1,000.

5. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

As of August 31, 2011, the Liquid Assets Money Market Fund had no outstanding loans to another fund. Average loans for the six months ended August 31, 2011, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$10,952	1	$1

Interest earned, if any, as a result of lending money to another fund as of August 31, 2011 is included in Income from interfund lending (net) in the Statements of Operations.

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ outstanding shares for Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund.

In addition, Liquid Assets Money Market Fund, Municipal Money Market Fund and Tax Free Money Market Fund each have a shareholder or shareholders, which are accounts maintained by a financial intermediaries on behalf of its clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

7. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (the “SEC order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain One Group mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settlement, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. The Court approved a settlement resolving all remaining claims in the litigation in Maryland.

JPM II, any series thereof, the JPMorgan Prime Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	123

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Prime Money Market Fund
Class B
Actual	$1,000.00	$1,000.10	$1.41	0.28%
Hypothetical	1,000.00	1,023.73	1.42	0.28
Class C
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Agency
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,000.50	0.91	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
Cash Management
Actual	1,000.00	1,000.10	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27
Direct
Actual	1,000.00	1,000.10	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27
Eagle
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Institutional Class
Actual	1,000.00	1,000.40	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,000.10	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Prime Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.10	$1.41	0.28%
Hypothetical	1,000.00	1,023.73	1.42	0.28
Premier
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Reserve
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Service
Actual	1,000.00	1,000.10	1.36	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27

Liquid Assets Money Market Fund
Class B
Actual	1,000.00	1,000.10	1.46	0.29
Hypothetical	1,000.00	1,023.68	1.48	0.29
Class C
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Agency
Actual	1,000.00	1,000.20	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,000.60	0.91	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
E*Trade
Actual	1,000.00	1,000.30	1.21	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24
Institutional Class
Actual	1,000.00	1,000.40	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Morgan
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Premier
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Reserve
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Service
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.75	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15
Capital
Actual	1,000.00	1,000.10	0.70	0.14
Hypothetical	1,000.00	1,024.43	0.71	0.14

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	125

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Direct
Actual	$1,000.00	$1,000.00	$0.70	0.14%
Hypothetical	1,000.00	1,024.43	0.71	0.14
Institutional Class
Actual	1,000.00	1,000.00	0.75	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15
Investor
Actual	1,000.00	1,000.00	0.70	0.14
Hypothetical	1,000.00	1,024.43	0.71	0.14
Morgan
Actual	1,000.00	1,000.00	0.75	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15
Premier
Actual	1,000.00	1,000.00	0.70	0.14
Hypothetical	1,000.00	1,024.43	0.71	0.14
Reserve
Actual	1,000.00	1,000.00	0.85	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Service
Actual	1,000.00	1,000.00	0.70	0.14
Hypothetical	1,000.00	1,024.43	0.71	0.14

U.S. Treasury Plus Money Market Fund
Class B
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Class C
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Agency
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Direct
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Institutional Class
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Investor
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Morgan
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Premier
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Reserve
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Service
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Federal Money Market Fund
Agency
Actual	$1,000.00	$1,000.00	$0.65	0.13%
Hypothetical	1,000.00	1,024.48	0.66	0.13
Institutional Class
Actual	1,000.00	1,000.00	0.65	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Morgan
Actual	1,000.00	1,000.00	0.65	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Premier
Actual	1,000.00	1,000.00	0.65	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Reserve
Actual	1,000.00	1,000.00	0.60	0.12
Hypothetical	1,000.00	1,024.53	0.61	0.12

100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Capital
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.78	0.36	0.07
Institutional Class
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Morgan
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Premier
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Reserve
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Service
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08

Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.10	1.11	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22
Direct
Actual	1,000.00	1,000.00	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Eagle
Actual	1,000.00	1,000.10	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Institutional Class
Actual	1,000.00	1,000.20	0.96	0.19
Hypothetical	1,000.00	1,024.18	0.97	0.19
Morgan
Actual	1,000.00	1,000.00	1.21	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	127

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Tax Free Money Market Fund (continued)
Premier
Actual	$1,000.00	$1,000.00	$1.21	0.24%
Hypothetical	1,000.00	1,023.93	1.22	0.24
Reserve
Actual	1,000.00	1,000.00	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23

Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.30	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
E*Trade
Actual	1,000.00	1,000.10	1.56	0.31
Hypothetical	1,000.00	1,023.58	1.58	0.31
Institutional Class
Actual	1,000.00	1,000.60	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,000.00	1.61	0.32
Hypothetical	1,000.00	1,023.53	1.63	0.32
Premier
Actual	1,000.00	1,000.00	1.61	0.32
Hypothetical	1,000.00	1,023.53	1.63	0.32
Reserve
Actual	1,000.00	1,000.00	1.56	0.31
Hypothetical	1,000.00	1,023.58	1.58	0.31
Service
Actual	1,000.00	1,000.00	1.61	0.32
Hypothetical	1,000.00	1,023.53	1.63	0.32

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain funds with greater than two years of performance history in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	129

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective

130	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

(the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance was in the second, first and first quintiles for Institutional shares, in the third, second and first quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and in the fourth quintile for the Service shares for the one-year period ended December 31, 2010. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s performance was in the first quintile for Institutional shares, in the second quintile for Morgan shares, and in the third, fifth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s performance was in the first quintile for Institutional shares, in the second quintile for Morgan shares, and in the second, fifth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance was in the first quintile for Institutional shares, in the first, second and first quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and in the second quintile for the Service shares for the one-year period ended December 31, 2010. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Federal Money Market Fund’s performance was in the first quintile for Institutional shares and in the second quintile for Morgan shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance was in the second, second and third quintiles for Institutional shares, in the first, second and second quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and in the second quintile for the Service shares for the one-year period ended December 31, 2010. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Tax Free Money Market Fund’s performance was in the first, third and second quintiles for Institutional shares and in the second, fourth and third quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Municipal Money Market Fund’s performance was in the first quintile for Institutional shares, in the second, third, and second quintile for Morgan shares, and in the fourth, fifth and fifth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’

AUGUST 31, 2011	J.P. MORGAN MONEY MARKET FUNDS	131

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fees for Institutional, Morgan and Service Class shares were in the third, second and third quintiles, respectively, and that the actual total expenses for Institutional, Morgan and Service Class shares were in the second, fifth and fifth quintiles of their Universe Group, respectively. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fees for the Institutional, Morgan and Service Class shares were in the third, second and third quintiles, respectively. The Trustees also noted that the actual total expenses were in the second, fifth, and fifth quintiles of their Universe Group for the Institutional, Morgan, and Service Class shares, respectively,. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional, Morgan and Service Class shares was in the third quintile and that the actual total expenses were in the third, fifth and fifth quintiles for the Institutional, Morgan, and Service Class Shares of their respective Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Institutional, Morgan and Service Class shares was in the fourth quintile and that the actual total expenses were in the fourth, fifth and fifth quintiles of their Universe Group for the Institutional, Morgan and Service Class shares, respectively. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for both Institutional and Morgan Class shares was in the third quintile and that the actual total expenses were in the third and fifth quintiles of their Universe Group for the Institutional and Morgan Class shares, respectively. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee was in the fourth quintile for the Institutional, Morgan and Service Class shares, and that the actual total expenses for the Institutional, Morgan and Service Class shares were all in the fifth quintiles of their respective Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for both Institutional and Morgan Class shares was in the second quintile and that the actual total expenses for the Institutional and Morgan Class shares were in the first and fourth quintiles of their respective Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional, Morgan and Service Class shares was in the second quintile and that the actual total expenses for Institutional, Morgan, and Service Class shares were in the first, fourth, and fifth quintiles of their respective Universe Group. After considering the factors identified above and additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

132	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2011

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. August 2011.	SAN-MMKT-811

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2011 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Term Bond Fund II

JPMorgan Treasury & Agency Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

Uncertainty surrounding global economic growth began to dampen investors’ appetite for risk in April 2011. This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors.

Despite the credit downgrade, investors still sought safety in U.S. Treasury securities, helping trigger a sharp decline in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities. Prices for these securities were higher and yields declined.

Given investors’ declining appetite for risk, agency mortgage-backed securities outperformed non-agency mortgage-backed securities during the reporting period, credit spreads widened (generally, bond prices decrease when credit spreads widen), and fixed income securities with higher-rated credit quality outperformed. Accordingly, the high yield fixed income securities (also known as “junk bonds”) market underperformed and was among the weakest performing asset classes in the U.S. taxable fixed income segment of the market.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.07%
Barclays Capital U.S. Aggregate Index	5.49%

Net Assets as of 8/31/2011 (In Thousands)	$21,471,655
Duration as of 8/31/2011	4.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2011, the Fund’s relative underperformance versus the Barclays Capital U.S. Aggregate Index (the “Benchmark”) was caused, in part, by its duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was slightly shorter than the Benchmark and detracted from its relative performance as interest rates declined during the reporting period. In addition, the Fund’s exposure to non-agency collateralized mortgage obligations (“CMOs”), which underperformed agency CMOs, hurt the Fund’s relative performance versus the Benchmark.

The Fund’s underweight of U.S. Treasury securities also detracted from relative performance. However, the Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period. The Fund’s security selection among agency collateralized mortgage obligations also contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and overweight mortgage-backed securities. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	35.3%
U.S. Treasury Obligations	26.0
Corporate Bonds	14.8
Mortgage Pass-Through Securities	13.1
Asset-Backed Securities	4.0
Commercial Mortgage-Backed Securities	2.5
U.S. Government Agency Securities	1.5
Others (each less than 1.0%)	0.6
Short-Term Investment	2.2

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/1/92
Without Sales Charge		4.98%	5.06%	6.91%	5.77%
With Sales Charge**		1.01	1.16	6.10	5.37
CLASS B SHARES	8/26/96
Without CDSC		4.63	4.37	6.21	5.22
With CDSC***		(0.37)	(0.63)	5.89	5.22
CLASS C SHARES	3/22/99
Without CDSC		4.69	4.44	6.22	5.09
With CDSC****		3.69	3.44	6.22	5.09
CLASS R2 SHARES	11/3/08	4.85	4.91	6.65	5.53
CLASS R5 SHARES	5/15/06	5.14	5.37	7.23	6.04
CLASS R6 SHARES	2/22/05	5.07	5.43	7.28	6.10
SELECT CLASS SHARES	6/1/91	5.07	5.27	7.08	5.97

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2, Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a broad-based benchmark that measures the investment grade,

U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.96%
Barclays Capital U.S. Aggregate Index	5.49%

Net Assets as of 8/31/2011 (In Thousands)	$2,072,133
Duration as of 8/31/2011	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2011, the Fund invested a percentage of its assets in high yield bonds (also known as “junk bonds”) and distressed debt securities, finishing the reporting period with approximately 22% of its assets allocated to these securities. High yield bonds and distressed debt securities were hurt by concerns about slowing economic growth and detracted from the Fund’s relative performance versus the Barclays Capital U.S. Aggregate Index (the “Benchmark”).

The Fund’s relative underperformance versus the Benchmark was also hurt by its duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was slightly shorter than the Benchmark and detracted from its relative performance as interest rates declined during the reporting period.

The Fund’s underweight of U.S. Treasury securities also detracted from relative performance. However, the Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period. The Fund’s security selection among agency collateralized mortgage obligations also contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve. The Fund also invested in emerging markets debt, high yield bonds and distressed debt fixed income securities during the reporting period.

PORTFOLIO COMPOSITION***
Corporate Bonds	38.0%
Collateralized Mortgage Obligations	22.3
U.S. Treasury Obligations	18.6
Mortgage Pass-Through Securities	5.2
Commercial Mortgage-Backed Securities	4.2
Loan Participations & Assignments	2.6
Asset-Backed Securities	2.5
Foreign Government Securities	1.9
U.S. Government Agency Securities	1.1
Others (each less than 1.0%)	1.8
Short-Term Investment	1.8

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		2.92%	5.63%	6.64%	5.55%
With Sales Charge**		(0.95)	1.64	5.83	5.15
CLASS B SHARES	5/31/95
Without CDSC		2.43	4.88	6.01	5.07
With CDSC***		(2.57)	(0.12)	5.69	5.07
CLASS C SHARES	5/30/00
Without CDSC		2.44	4.89	6.00	4.93
With CDSC****		1.44	3.89	6.00	4.93
CLASS R2 SHARES	11/3/08	2.61	5.22	6.29	5.22
CLASS R6 SHARES	2/22/05	3.09	5.97	7.09	5.95
INSTITUTIONAL CLASS SHARES	6/19/09	2.93	5.75	6.90	5.82
SELECT CLASS SHARES	3/5/93	2.96	5.72	6.84	5.79

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R6 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2, Class R6, Institutional Class, and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from August 31, 2001 to August 31, 2011. The performance of the

Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	8.35%
Barclays Capital U.S. Government Bond Index	6.53%

Net Assets as of 8/31/2011 (In Thousands)	$1,386,053
Duration as of 8/31/2011	5.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s assets were invested in securities issued or guaranteed by the U.S. government and its agencies, including agency collateralized mortgage obligations and U.S. Treasury securities. U.S. Treasury securities rallied during the reporting period as their yields fell significantly (generally, bond prices increase when their yields decline). While the Fund was underweight U.S. Treasuries relative to the Barclays Capital U.S. Government Bond Index, the longer duration of its zero coupon agency and U.S. Treasury securities caused it to outperform. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers aimed to keep the duration of the Fund around five years and focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	42.2%
U.S. Treasury Obligations	22.0
U.S. Government Agency Securities	20.5
Mortgage Pass-Through Securities	7.3
Foreign Government Security	0.5
Short-Term Investment	7.5

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		8.11%	5.59%	6.97%	5.80%
With Sales Charge**		4.06	1.62	6.15	5.39
CLASS B SHARES	1/14/94
Without CDSC		7.81	4.91	6.21	5.20
With CDSC***		2.81	(0.09)	5.89	5.20
CLASS C SHARES	3/22/99
Without CDSC		7.72	4.82	6.20	5.06
With CDSC****		6.72	3.82	6.20	5.06
CLASS R2 SHARES	11/3/08	8.07	5.33	6.71	5.56
SELECT CLASS SHARES	2/8/93	8.35	5.86	7.27	6.06

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays Capital U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-3.57%
Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index	-1.57%

Net Assets as of 8/31/2011 (In Thousands)	$9,654,813
Duration as of 8/31/2011	4.3 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities that are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Concerns about slowing economic growth and investors’ declining appetite for risk negatively impacted the high yield securities (also known as “junk bonds”) and loan assignments (“Loans”) markets during the six months ended August 31, 2011. The Fund underperformed the Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”).

Relative to the Benchmark, the Fund was overweight the Not Rated (“NR”) segment of the market, some of which represents loans, bonds and equity of companies going through financial restructuring or having just emerged from restructuring. Given investors’ risk aversion during the reporting period, these investments underperformed and detracted from relative performance.

The Fund’s security selection in the consumer cyclical and utility sectors detracted from relative performance. The Fund’s security selection in the energy and banking sectors contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund took specifically targeted credit risk when the Fund’s portfolio managers’ analysis indicated a favorable risk/reward opportunity.

As of the end of the reporting period, the Fund was underweight the Ba-rated securities, overweight B-, Baa-, and NR securities, and market weight in the Caa- and Ca-D-rated securities. The Fund continued to migrate up in quality versus the Benchmark, but finished the reporting period with a level of credit volatility that closely matched the Benchmark.

As of the end of the reporting period, the Fund’s allocation to Loans was approximately 15%. The Fund’s portfolio managers believed that the greatest risk in the high yield securities market was deteriorating credit fundamentals of issuers and believed that Loans may offer attractive downside protection from this risk due to their seniority over subordinated debt. In addition, the Fund’s portfolio managers believed that Loans may offer the potential for upside return in a rising interest rate environment.

PORTFOLIO COMPOSITION***
Corporate Bonds	80.2%
Loan Participations & Assignments	14.4
Others (each less than 1.0%)	1.7
Short-Term Investments	3.7

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	11/13/98
Without Sales Charge		(3.70)%	6.84%	7.12%	7.73%
With Sales Charge**		(7.26)	2.89	6.30	7.32
CLASS B SHARES	11/13/98
Without CDSC		(3.99)	6.13	6.42	7.16
With CDSC***		(8.99)	1.13	6.11	7.16
CLASS C SHARES	3/22/99
Without CDSC		(4.01)	6.14	6.42	7.03
With CDSC****		(5.01)	5.14	6.42	7.03
CLASS R2 SHARES	11/3/08	(3.69)	6.60	6.83	7.43
CLASS R5 SHARES	5/15/06	(3.43)	7.20	7.44	8.03
CLASS R6 SHARES	2/22/05	(3.40)	7.32	7.50	8.06
SELECT CLASS SHARES	11/13/98	(3.57)	7.06	7.38	8.00

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2, Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Current Yield Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper High Current Yield Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Current Yield Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	11

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.88%
Barclays Capital U.S. MBS Index	4.81%

Net Assets as of 8/31/2011 (In Thousands)	$2,750,367
Duration as of 8/31/2011	3.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund invested in both agency collateralized mortgage obligations (“CMOs”) and non-agency CMOs, while the Barclays Capital U.S. MBS Index (the “Benchmark”) consisted almost entirely of agency securities. Non-agency CMOs underperformed agency CMOs and hurt the Fund’s relative performance versus the Benchmark. However, the Fund’s security selection among mortgage pass-through and agency CMOs was positive and contributed to relative performance.

In addition, the Fund’s duration was slightly shorter than the Benchmark and detracted from relative performance as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund invested a small percentage of its assets in U.S. Treasury securities, mostly on the intermediate part of the yield curve (5-10 year portion). The yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time. These investments contributed to relative performance as yields for

U.S. Treasuries declined during the reporting period and their prices increased. Bond prices are inversely related to changes in yield (bond prices generally increase when yields decline and decline when yields increase).

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	61.7%
Mortgage Pass-Through Securities	26.3
Asset-Backed Securities	2.2
U.S. Treasury Obligations	2.0
Commercial Mortgage-Backed Securities	1.5
U.S. Government Agency Securities	0.4
Short-Term Investment	5.9

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	8/18/00
Without Sales Charge		3.76%	6.06%	7.56%	6.24%
With Sales Charge**		(0.15)	2.07	6.74	5.83
CLASS R6 SHARES	2/22/05	3.86	6.43	7.97	6.57
SELECT CLASS SHARES	8/18/00	3.88	6.36	7.84	6.47

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays Capital U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the

Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	13

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.39%
Barclays Capital 1–3 Year U.S. Government/Credit Bond Index	1.35%

Net Assets as of 8/31/2011 (In Thousands)	$9,737,924
Duration as of 8/31/2011	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investments in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s outperformance versus the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”) was driven by its security selection among mortgage-backed securities and corporate holdings.

The Fund’s investments in agency collateralized mortgage obligations and mortgage pass-through securities were particularly strong contributors to relative performance, as these two assets classes performed well and were not represented in the Benchmark. The Fund’s security selection in the corporate sector relative to the Benchmark was also strong during the reporting period. The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) also contributed to relative performance. The Fund was overweight the 3-5-year segment of the yield curve, which performed well during the reporting period, and underweight the 2-year portion of the yield curve. Meanwhile, the Fund’s overweight to asset-backed securities detracted from relative performance during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct,

in their view, a portfolio of undervalued fixed income securities. The Fund invested in U.S. Treasury securities, agency securities, non-agency and agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and credit securities (corporate and non-corporate securities, such as foreign agency and sovereign debt).

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	28.7%
U.S. Government Agency Securities	23.3
Corporate Bonds	16.1
Collateralized Mortgage Obligations	10.6
Asset-Backed Securities	8.3
Mortgage Pass-Through Securities	8.3
Commercial Mortgage-Backed Securities	3.6
Others (each less than 1.0%)	1.1

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2011. The Fund’s composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		1.27%	1.64%	3.92%	3.46%
With Sales Charge**		(0.99)	(0.62)	3.45	3.22
CLASS B SHARES	1/14/94
Without CDSC		1.00	1.10	3.40	3.14
With CDSC***		(2.00)	(1.90)	3.40	3.14
CLASS C SHARES	11/1/01	0.99	1.10	3.39	2.93
CLASS R6 SHARES	2/22/05	1.44	2.06	4.43	3.89
SELECT CLASS SHARES	9/4/90	1.39	1.80	4.18	3.72

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class C, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S.

Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital 1–3 Year U.S. Government/ Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	15

JPMorgan Short Term Bond Fund II

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.26%
Barclays Capital 1–3 Year U.S. Government Bond Index	1.39%

Net Assets as of 8/31/2011 (In Thousands)	$74,396
Duration as of 8/31/2011	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Term Bond Fund II (the “Fund”) seeks a high level of income, consistent with preservation of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s underperformance versus the Barclays Capital 1–3 Year U.S. Government Bond Index (the “Benchmark”) was due, in part, to the Fund’s overweight of asset-backed and commercial mortgage backed securities, as well as the Fund’s underweight of U.S. Treasury securities, which performed strongly during the reporting period.

The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the 3-5-year segment of the yield curve, which performed well during the reporting period, and underweight the 2-year portion of the yield curve. The Fund’s exposure to mortgage-backed securities and credit securities (corporate and non-corporate securities, such as foreign agency and sovereign debt), which are not held in the Benchmark, and security selection among agency securities contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund invested in U.S. Treasury securities, agency securities, non-agency and agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and credit securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	29.6%
U.S. Government Agency Securities	28.6
Corporate Bonds	27.9
Asset-Backed Securities	7.2
Collateralized Mortgage Obligations	4.7
Mortgage Pass-Through Securities	1.1
Others (each less than 1.0%)	0.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/6/96
Without Sales Charge		1.01%	1.18%	1.00%	1.79%
With Sales Charge**		(1.23)	(1.05)	0.54	1.56
CLASS M SHARES	7/1/99
Without Sales Charge		1.00	1.03	0.77	1.54
With Sales Charge***		(0.47)	(0.54)	0.47	1.39
SELECT CLASS SHARES	11/30/90	1.26	1.44	1.28	2.05

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Sales charge for Class M Shares is 1.50%.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Short Term Bond Fund II, the Barclays Capital 1–3 Year U.S. Government Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestments of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–3 Year U.S. Government Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital 1–3 Year U.S. Government Bond Index is an unmanaged index composed of securities in the U.S. Government Bond Index with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain groups of mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	17

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.00%
Barclays Capital 1–5 Year U.S. Treasury Index	3.00%

Net Assets as of 8/31/2011 (In Thousands)	$401,706
Duration as of 8/31/2011	2.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s underperformance versus the Barclays Capital 1-5 Year U.S. Treasury Index (“Benchmark”) was driven, in part, by its underweight of U.S. Treasury securities, which performed strongly during the reporting period. The Benchmark holds only U.S. Treasury securities.

In addition, the Fund’s shorter duration hurt its relative performance versus the Benchmark, as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund allocated a portion of its assets to agency securities, which performed well and contributed to the Fund’s absolute return during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund invested in U.S. Treasury securities as well as U.S. agency securities, which are not held in the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	77.6%
U.S. Government Agency Securities	21.6
Short-Term Investment	0.8

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		1.88%	1.55%	3.92%	3.67%
With Sales Charge**		(0.46)	(0.73)	3.46	3.44
CLASS B SHARES	1/20/97
Without CDSC		1.64	0.98	3.41	3.37
With CDSC***		(1.36)	(2.02)	3.41	3.37
SELECT CLASS SHARES	1/20/97	2.00	1.79	4.20	3.93

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays Capital 1–5 Year U.S. Treasury Index, the Barclays Capital 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–5 Year U.S. Treasury Index and the Barclays Capital 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital 1–5 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Barclays Capital 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities with maturities of one to three years. The Lipper Short U.S. Treasury Funds Average is an index based on total returns of certain groups of mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	19

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 4.0%
	AH Mortgage Advance Trust,
15,100	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	15,100
13,583	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	13,600
49,850	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	49,900
	Ally Auto Receivables Trust,
2,280	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	2,298
5,131	Series 2010-1, Class A3, 1.450%, 05/15/14	5,160
10,410	Series 2010-3, Class A3, 1.110%, 10/15/14	10,482
5,804	Series 2010-3, Class A4, 1.550%, 08/17/15	5,911
5,977	Series 2010-4, Class A3, 0.910%, 11/17/14	6,001
8,933	Series 2011-1, Class A2, 0.810%, 10/15/13	8,943
4,100	Series 2011-1, Class A3, 1.380%, 01/15/15	4,145
	AmeriCredit Automobile Receivables Trust,
2,457	Series 2008-AF, Class A4, 6.960%, 10/14/14	2,565
1,963	Series 2009-1, Class A3, 3.040%, 10/15/13	1,981
2,023	Series 2010-1, Class A3, 1.660%, 03/17/14	2,029
8,000	Series 2010-3, Class A3, 1.140%, 04/08/15	8,033
12,328	Series 2010-4, Class A2, 0.960%, 05/08/14	12,334
3,375	Series 2010-4, Class A3, 1.270%, 04/08/15	3,402
7,942	Series 2011-1, Class A2, 0.840%, 06/09/14	7,943
3,400	Series 2011-1, Class A3, 1.390%, 09/08/15	3,420
14,281	Series 2011-3, Class A2, 0.840%, 11/10/14	14,268
576	Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	575
7,092	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	7,056
13,022	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	12,039
	Bank of America Auto Trust,
4,942	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	4,968
3,235	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	3,317
4,366	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	4,387
3,163	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	3,178
4,132	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	4,150
4,255	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,363

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

310	Series 2010-2, Class A2, 0.910%, 10/15/12	310
5,110	Series 2010-2, Class A3, 1.310%, 07/15/14	5,135
7,795	Series 2010-2, Class A4, 1.940%, 06/15/17	7,981
1,492	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.588%, 04/25/36	1,063
	CarMax Auto Owner Trust,
4,629	Series 2010-1, Class A3, 1.560%, 07/15/14	4,650
11,080	Series 2011-1, Class A3, 1.290%, 09/15/15	11,200
11,120	Series 2011-1, Class A4, 2.160%, 09/15/16	11,487
	Chase Funding Mortgage Loan Asset-Backed Certificates,
3,497	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,360
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,658
12,852	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	12,118
	Chrysler Financial Auto Securitization Trust,
1,822	Series 2009-A, Class A3, 2.820%, 01/15/16	1,840
16,500	Series 2010-A, Class A3, 0.910%, 08/08/13	16,538
5,400	Series 2010-A, Class B, 1.650%, 11/08/13	5,423
	Citibank Credit Card Issuance Trust,
8,282	Series 2002-C2, Class C2, 6.950%, 02/18/14	8,523
950	Series 2007-A3, Class A3, 6.150%, 06/15/39	1,204
	CitiFinancial Auto Issuance Trust,
1,059	Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	1,059
5,350	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	5,403
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	2,244
	Citigroup Mortgage Loan Trust, Inc.,
1,651	Series 2003-HE3, Class A, VAR, 0.598%, 12/25/33	1,429
17,846	Series 2011-5, Class 1A1, VAR, 0.384%, 02/25/46 (e) (f) (i)	16,329
	CNH Equipment Trust,
1,956	Series 2008-B, Class A4A, 5.600%, 11/17/14	1,981
13	Series 2009-A, Class A3, 5.280%, 11/15/12	13
837	Series 2009-C, Class A3, 1.850%, 12/16/13	838
5,753	Series 2010-A, Class A3, 1.540%, 07/15/14	5,775
16,000	Series 2010-C, Class A3, 1.170%, 05/15/15	16,055
5,888	Series 2011-A, Class A3, 1.200%, 05/16/16	5,924
4,801	Series 2011-A, Class A4, 2.040%, 10/17/16	4,891

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
	Countrywide Asset-Backed Certificates,
816	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	501
11	Series 2004-1, Class 3A, VAR, 0.778%, 04/25/34	8
1,290	Series 2004-1, Class M1, VAR, 0.968%, 03/25/34	961
949	Series 2004-1, Class M2, VAR, 1.043%, 03/25/34	836
1,065	Series 2004-6, Class M1, VAR, 0.818%, 10/25/34	597
548	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.528%, 11/25/35	506
993	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	583
2,400	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	2,614
1,400	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.318%, 12/25/36	1,271
10,200	Ford Credit Auto Lease Trust, Series 2011-A, Class A2, 0.740%, 09/15/13	10,198
	Ford Credit Auto Owner Trust,
2,868	Series 2009-B, Class A3, 2.790%, 08/15/13	2,891
5,000	Series 2009-B, Class A4, 4.500%, 07/15/14	5,236
3,420	Series 2009-D, Class A3, 2.170%, 10/15/13	3,447
6,200	Series 2011-B, Class A2, 0.680%, 01/15/14	6,225
10,000	Freedom Trust, Series 2011-1, Class A13, VAR, 1.064%, 11/30/37 (e) (f) (i)	9,450
16,000	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	16,416
1,053	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	955
220	GSAA Trust, Series 2006-3, Class A1, VAR, 0.298%, 03/25/36	105
	Harley-Davidson Motorcycle Trust,
3,266	Series 2009-3, Class A3, 1.740%, 09/15/13	3,278
4,144	Series 2010-1, Class A2, 0.830%, 11/15/13	4,144
5,904	Series 2010-1, Class A3, 1.160%, 02/15/15	5,936
	Honda Auto Receivables Owner Trust,
1,737	Series 2009-2, Class A3, 2.790%, 01/15/13	1,746
3,500	Series 2009-2, Class A4, 4.430%, 07/15/15	3,610
1,397	Series 2009-3, Class A3, 2.310%, 05/15/13	1,407
4,200	Series 2009-3, Class A4, 3.300%, 09/15/15	4,315
5,200	Series 2011-1, Class A4, 1.800%, 04/17/17	5,330

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	HSBC Home Equity Loan Trust,
3,024	Series 2005-2, Class A1, VAR, 0.483%, 01/20/35	2,669
2,464	Series 2005-2, Class M2, VAR, 0.703%, 01/20/35	2,157
5,189	Series 2006-1, Class A1, VAR, 0.373%, 01/20/36	4,851
2,280	Series 2006-2, Class A1, VAR, 0.363%, 03/20/36	2,135
8,216	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	8,262
986	Series 2007-1, Class AS, VAR, 0.413%, 03/20/36	830
12,319	Series 2007-3, Class APT, VAR, 1.413%, 11/20/36	10,989
	Hyundai Auto Receivables Trust,
1,644	Series 2009-A, Class A3, 2.030%, 08/15/13	1,654
4,590	Series 2010-B, Class A3, 0.970%, 04/15/15	4,612
6,300	Series 2010-B, Class A4, 1.630%, 03/15/17	6,408
5,675	Series 2011-A, Class A3, 1.160%, 04/15/15	5,724
4,680	Series 2011-A, Class A4, 1.780%, 12/15/15	4,801
3,880	Series 2011-B, Class A3, 1.040%, 09/15/15	3,907
5,798	Series 2011-B, Class A4, 1.650%, 02/15/17	5,855
1,489	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.418%, 03/25/36	861
	John Deere Owner Trust,
595	Series 2009-A, Class A3, 2.590%, 10/15/13	597
2,563	Series 2009-B, Class A3, 1.570%, 10/15/13	2,572
5,015	Series 2011-A, Class A3, 1.290%, 01/15/16	5,067
3,915	Series 2011-A, Class A4, 1.960%, 04/16/18	4,028
11,447	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	11,436
15,618	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.568%, 07/25/34 (e)	14,911
	Long Beach Mortgage Loan Trust,
5,600	Series 2004-1, Class M1, VAR, 0.968%, 02/25/34	4,258
1,500	Series 2004-3, Class M1, VAR, 0.788%, 07/25/34	1,088
1,355	Series 2006-8, Class 2A2, VAR, 0.308%, 09/25/36	442
1,807	Series 2006-WL2, Class 2A3, VAR, 0.418%, 01/25/36	1,379
4,776	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	4,901

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	21

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
	Mercedes-Benz Auto Receivables Trust,
2,165	Series 2009-1, Class A3, 1.670%, 01/15/14	2,180
6,000	Series 2010-1, Class A3, 1.420%, 08/15/14	6,038
3,273	Series 2011-1, Class A3, 0.850%, 03/16/15	3,284
6,912	Mid-State Trust, Series 2010-1, Class A, 3.500%, 12/15/45 (e)	7,003
1,851	Morgan Stanley ABS Capital I, Series 2004-WMC3, Class M1, VAR, 0.968%, 01/25/35	1,816
45,000	Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.218%, 12/26/22 (e)	45,031
11,920	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.556%, 12/07/20	11,930
4,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.241%, 11/25/33	3,807
6,377	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	6,449
	Nissan Auto Receivables Owner Trust,
7,420	Series 2010-A, Class A3, 0.870%, 07/15/14	7,425
4,740	Series 2010-A, Class A4, 1.310%, 09/15/16	4,789
266	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.058%, 02/25/33	209
	PennyMac Loan Trust,
1,853	Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	1,853
14,000	Series 2010-NPL1, Class M1, VAR, 5.000%, 05/25/50 (e)	13,790
	Real Estate Asset Trust,
12,137	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	12,137
10,205	Series 2011-3A, Class A1, 5.440%, 06/25/31 (e)	10,205
100	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	44
10,000	Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class A3, VAR, 0.558%, 10/25/35	8,178
	Residential Asset Securities Corp.,
74	Series 2002-KS4, Class AIIB, VAR, 0.718%, 07/25/32	43
97	Series 2003-KS5, Class AIIB, VAR, 0.798%, 07/25/33	61
116	Series 2003-KS9, Class A2B, VAR, 0.858%, 11/25/33	54
2,500	Series 2005-KS9, Class A3, VAR, 0.588%, 10/25/35	2,352

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

19,974	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	19,926
1,741	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	1,468
	Santander Drive Auto Receivables Trust,
8,055	Series 2010-3, Class A2, 0.930%, 06/17/13	8,059
6,100	Series 2010-3, Class A3, 1.200%, 06/16/14	6,106
1,200	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	1,212
4,595	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,707
4,318	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	4,315
5,441	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	5,442
5,000	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.488%, 06/25/35	4,574
	Structured Asset Securities Corp.,
2,748	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	2,786
1,151	Series 2002-AL1, Class A2, 3.450%, 02/25/32	1,048
4,442	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	4,239
3,554	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	3,393
	Toyota Auto Receivables Owner Trust,
12,510	Series 2010-C, Class A3, 0.770%, 04/15/14	12,523
11,810	Series 2011-A, Class A3, 0.980%, 10/15/14	11,876
4,585	Series 2011-A, Class A4, 1.560%, 05/15/15	4,672
331	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	361
	USAA Auto Owner Trust,
4,364	Series 2009-2, Class A3, 1.540%, 02/18/14	4,385
3,080	Series 2009-2, Class A4, 2.530%, 07/15/15	3,165
	Westlake Automobile Receivables Trust,
2,966	Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	2,965
4,154	Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	4,158
	World Omni Auto Receivables Trust,
426	Series 2009-A, Class A3, 3.330%, 05/15/13	428
7,045	Series 2010-A, Class A4, 2.210%, 05/15/15	7,192

	Total Asset-Backed Securities (Cost $853,707)	854,617

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — 35.5%
		Agency CMO — 23.5%
		Federal Home Loan Bank,
10,776		4.720%, 09/20/12	11,172
1,208		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,264
23,068		Series 2000-1067, Class 1, 5.300%, 06/15/12	23,495
11,919		Series TQ-2015, Class A, 5.065%, 10/20/15	13,067
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
552		Series 8, Class ZA, 7.000%, 03/25/23	622
334		Series 24, Class ZE, 6.250%, 11/25/23	379
2,427		Series 29, Class L, 7.500%, 04/25/24	2,526
		Federal Home Loan Mortgage Corp. REMICS,
77		Series 11, Class D, 9.500%, 07/15/19	83
25		Series 22, Class C, 9.500%, 04/15/20	27
39		Series 23, Class F, 9.600%, 04/15/20	44
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
16		Series 46, Class B, 7.800%, 09/15/20	19
8		Series 47, Class F, 10.000%, 06/15/20	9
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
28		Series 99, Class Z, 9.500%, 01/15/21	31
81		Series 114, Class H, 6.950%, 01/15/21	91
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	16
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
15		Series 1065, Class J, 9.000%, 04/15/21	18
9		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	17
22		Series 1084, Class F, VAR, 1.200%, 05/15/21	22
16		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	28
23		Series 1116, Class I, 5.500%, 08/15/21	26
73		Series 1144, Class KB, 8.500%, 09/15/21	85
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	3
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	27
55		Series 1206, Class IA, 7.000%, 03/15/22	62
71		Series 1250, Class J, 7.000%, 05/15/22	83
172		Series 1343, Class LA, 8.000%, 08/15/22	205
69		Series 1343, Class LB, 7.500%, 08/15/22	82
113		Series 1370, Class JA, VAR, 1.400%, 09/15/22	113
112		Series 1455, Class WB, IF, 4.550%, 12/15/22	116

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,053	Series 1466, Class PZ, 7.500%, 02/15/23	1,214
16	Series 1470, Class F, VAR, 2.338%, 02/15/23	17
188	Series 1491, Class I, 7.500%, 04/15/23	224
609	Series 1498, Class I, VAR, 1.400%, 04/15/23	609
796	Series 1502, Class PX, 7.000%, 04/15/23	912
106	Series 1505, Class Q, 7.000%, 05/15/23	121
444	Series 1518, Class G, IF, 8.854%, 05/15/23	524
81	Series 1541, Class M, HB, IF, 22.220%, 07/15/23	126
387	Series 1541, Class O, VAR, 1.920%, 07/15/23	397
22	Series 1570, Class F, VAR, 2.838%, 08/15/23	23
821	Series 1573, Class PZ, 7.000%, 09/15/23	939
485	Series 1591, Class PV, 6.250%, 10/15/23	515
26	Series 1595, Class D, 7.000%, 10/15/13	27
80	Series 1596, Class D, 6.500%, 10/15/13	83
51	Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	79
18	Series 1607, Class SA, IF, 19.910%, 10/15/13	21
2,736	Series 1608, Class L, 6.500%, 09/15/23	3,119
1,003	Series 1609, Class LG, IF, 16.792%, 11/15/23	1,214
969	Series 1642, Class PJ, 6.000%, 11/15/23	1,011
419	Series 1658, Class GZ, 7.000%, 01/15/24	481
16	Series 1671, Class L, 7.000%, 02/15/24	20
21	Series 1671, Class QC, IF, 10.000%, 02/15/24	22
24	Series 1686, Class SH, IF, 18.675%, 02/15/24	39
343	Series 1695, Class EB, 7.000%, 03/15/24	394
65	Series 1699, Class FC, VAR, 0.850%, 03/15/24	65
429	Series 1700, Class GA, PO, 02/15/24	371
1,799	Series 1706, Class K, 7.000%, 03/15/24	2,094
32	Series 1709, Class FA, VAR, 2.120%, 03/15/24	33
1,185	Series 1720, Class PL, 7.500%, 04/15/24	1,377
1,322	Series 1737, Class L, 6.000%, 06/15/24	1,452
163	Series 1745, Class D, 7.500%, 08/15/24	195
1,002	Series 1798, Class F, 5.000%, 05/15/23	1,099
21	Series 1807, Class G, 9.000%, 10/15/20	23
218	Series 1829, Class ZB, 6.500%, 03/15/26	244
19	Series 1844, Class E, 6.500%, 10/15/13	20

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,422	Series 1863, Class Z, 6.500%, 07/15/26	1,622
58	Series 1865, Class D, PO, 02/15/24	39
144	Series 1890, Class H, 7.500%, 09/15/26	170
386	Series 1899, Class ZE, 8.000%, 09/15/26	456
906	Series 1927, Class PH, 7.500%, 01/15/27	1,058
858	Series 1927, Class ZA, 6.500%, 01/15/27	857
22	Series 1935, Class FL, VAR, 0.950%, 02/15/27	23
311	Series 1963, Class Z, 7.500%, 01/15/27	363
46	Series 1970, Class PG, 7.250%, 07/15/27	54
877	Series 1981, Class Z, 6.000%, 05/15/27	964
562	Series 1983, Class Z, 6.500%, 12/15/23	646
336	Series 1987, Class PE, 7.500%, 09/15/27	394
522	Series 2019, Class Z, 6.500%, 12/15/27	606
129	Series 2025, Class PE, 6.300%, 01/15/13	128
1,959	Series 2033, Class J, 5.600%, 06/15/23	2,156
226	Series 2033, Class SN, HB, IF, 25.422%, 03/15/24	156
601	Series 2038, Class PN, IO, 7.000%, 03/15/28	130
1,667	Series 2040, Class PE, 7.500%, 03/15/28	2,004
679	Series 2054, Class PV, 7.500%, 05/15/28	699
123	Series 2055, Class OE, 6.500%, 05/15/13	123
220	Series 2056, Class TD, 6.500%, 05/15/18	242
987	Series 2063, Class PG, 6.500%, 06/15/28	1,142
175	Series 2064, Class TE, 7.000%, 06/15/28	208
616	Series 2070, Class C, 6.000%, 07/15/28	693
2,016	Series 2075, Class PH, 6.500%, 08/15/28	2,332
2,157	Series 2075, Class PM, 6.250%, 08/15/28	2,280
532	Series 2086, Class GB, 6.000%, 09/15/28	557
735	Series 2089, Class PJ, IO, 7.000%, 10/15/28	163
2,165	Series 2095, Class PE, 6.000%, 11/15/28	2,453
428	Series 2102, Class TC, 6.000%, 12/15/13	446
233	Series 2102, Class TU, 6.000%, 12/15/13	243
3,083	Series 2106, Class ZD, 6.000%, 12/15/28	3,384
5,821	Series 2110, Class PG, 6.000%, 01/15/29	6,389
972	Series 2115, Class PE, 6.000%, 01/15/14	999
1,176	Series 2125, Class JZ, 6.000%, 02/15/29	1,251
2,710	Series 2126, Class CB, 6.250%, 02/15/29	2,907
141	Series 2132, Class SB, HB, IF, 29.734%, 03/15/29	244
100	Series 2134, Class PI, IO, 6.500%, 03/15/19	16
28	Series 2135, Class UK, IO, 6.500%, 03/15/14	2
78	Series 2141, Class IO, IO, 7.000%, 04/15/29	17
258	Series 2163, Class PC, IO, 7.500%, 06/15/29	61
4,046	Series 2169, Class TB, 7.000%, 06/15/29	4,721

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,476	Series 2172, Class QC, 7.000%, 07/15/29	1,725
905	Series 2176, Class OJ, 7.000%, 08/15/29	1,080
5	Series 2196, Class TL, 7.500%, 11/15/29	5
768	Series 2201, Class C, 8.000%, 11/15/29	910
2,030	Series 2208, Class PG, 7.000%, 01/15/30	2,418
385	Series 2209, Class TC, 8.000%, 01/15/30	458
1,228	Series 2210, Class Z, 8.000%, 01/15/30	1,485
361	Series 2224, Class CB, 8.000%, 03/15/30	431
408	Series 2230, Class Z, 8.000%, 04/15/30	486
334	Series 2234, Class PZ, 7.500%, 05/15/30	394
286	Series 2247, Class Z, 7.500%, 08/15/30	338
769	Series 2256, Class MC, 7.250%, 09/15/30	917
1,319	Series 2259, Class ZM, 7.000%, 10/15/30	1,544
28	Series 2261, Class ZY, 7.500%, 10/15/30	33
96	Series 2262, Class Z, 7.500%, 10/15/30	114
1,243	Series 2271, Class PC, 7.250%, 12/15/30	1,484
2,186	Series 2283, Class K, 6.500%, 12/15/23	2,360
662	Series 2296, Class PD, 7.000%, 03/15/31	775
2,629	Series 2301, Class PA, 6.000%, 10/15/13	2,698
252	Series 2306, Class K, PO, 05/15/24	233
602	Series 2306, Class SE, IF, IO, 7.630%, 05/15/24	115
450	Series 2313, Class LA, 6.500%, 05/15/31	489
929	Series 2325, Class PM, 7.000%, 06/15/31	1,044
1,719	Series 2332, Class ZH, 7.000%, 07/15/31	1,875
277	Series 2333, Class HC, 6.000%, 07/15/31	277
1,852	Series 2344, Class QG, 6.000%, 08/15/16	1,990
9,673	Series 2344, Class ZD, 6.500%, 08/15/31	10,776
1,059	Series 2344, Class ZJ, 6.500%, 08/15/31	1,185
848	Series 2345, Class NE, 6.500%, 08/15/31	899
936	Series 2345, Class PQ, 6.500%, 08/15/16	988
362	Series 2347, Class VP, 6.500%, 03/15/20	370
1,124	Series 2351, Class PZ, 6.500%, 08/15/31	1,213
2,448	Series 2353, Class TD, 6.000%, 09/15/16	2,599
783	Series 2355, Class BP, 6.000%, 09/15/16	840
253	Series 2359, Class PM, 6.000%, 09/15/16	268
2,140	Series 2359, Class ZB, 8.500%, 06/15/31	2,542
1,294	Series 2360, Class PG, 6.000%, 09/15/16	1,396
219	Series 2363, Class PF, 6.000%, 09/15/16	236
666	Series 2366, Class MD, 6.000%, 10/15/16	717
799	Series 2367, Class ME, 6.500%, 10/15/31	887
977	Series 2388, Class FB, VAR, 0.807%, 01/15/29	980
1,957	Series 2391, Class QR, 5.500%, 12/15/16	2,101
567	Series 2394, Class MC, 6.000%, 12/15/16	611

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,000	Series 2399, Class OH, 6.500%, 01/15/32	1,119
1,684	Series 2399, Class TH, 6.500%, 01/15/32	1,879
1,816	Series 2410, Class NG, 6.500%, 02/15/32	2,055
997	Series 2410, Class OE, 6.375%, 02/15/32	1,114
2,263	Series 2410, Class QS, IF, 18.961%, 02/15/32	2,672
635	Series 2410, Class QX, IF, IO, 8.443%, 02/15/32	148
2,321	Series 2412, Class SP, IF, 15.686%, 02/15/32	2,957
4,497	Series 2418, Class FO, VAR, 1.107%, 02/15/32	4,545
2,045	Series 2420, Class XK, 6.500%, 02/15/32	2,278
1,173	Series 2423, Class MC, 7.000%, 03/15/32	1,322
1,544	Series 2423, Class MT, 7.000%, 03/15/32	1,739
1,840	Series 2423, Class TB, 6.500%, 03/15/32	2,052
530	Series 2425, Class OB, 6.000%, 03/15/17	574
2,552	Series 2430, Class WF, 6.500%, 03/15/32	2,950
3,099	Series 2434, Class TC, 7.000%, 04/15/32	3,558
6,368	Series 2434, Class ZA, 6.500%, 04/15/32	7,365
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	2,125
875	Series 2435, Class VH, 6.000%, 07/15/19	879
1,249	Series 2436, Class MC, 7.000%, 04/15/32	1,419
664	Series 2441, Class GF, 6.500%, 04/15/32	768
1,450	Series 2444, Class ES, IF, IO, 7.743%, 03/15/32	291
1,177	Series 2450, Class GZ, 7.000%, 05/15/32	1,375
946	Series 2450, Class SW, IF, IO, 7.793%, 03/15/32	189
2,415	Series 2455, Class GK, 6.500%, 05/15/32	2,771
398	Series 2458, Class QE, 5.500%, 06/15/17	426
1,831	Series 2458, Class ZM, 6.500%, 06/15/32	2,078
1,838	Series 2463, Class CE, 6.000%, 06/15/17	1,979
1,618	Series 2466, Class DH, 6.500%, 06/15/32	1,832
2,159	Series 2466, Class PG, 6.500%, 04/15/32	2,283
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,647
1,986	Series 2474, Class NR, 6.500%, 07/15/32	2,271
5,140	Series 2475, Class S, IF, IO, 7.793%, 02/15/32	859
3,106	Series 2484, Class LZ, 6.500%, 07/15/32	3,603
264	Series 2488, Class WS, IF, 16.264%, 08/15/17	307
5,166	Series 2500, Class MC, 6.000%, 09/15/32	5,725
689	Series 2508, Class AQ, 5.500%, 10/15/17	747
4,073	Series 2512, Class PG, 5.500%, 10/15/22	4,512
142	Series 2513, Class YO, PO, 02/15/32	141

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,406	Series 2515, Class DE, 4.000%, 03/15/32	1,453
1,245	Series 2515, Class MG, 4.000%, 09/15/17	1,295
794	Series 2518, Class PX, 5.500%, 09/15/13	821
8	Series 2519, Class BT, 8.500%, 09/15/31	8
1,594	Series 2535, Class BK, 5.500%, 12/15/22	1,764
3,385	Series 2537, Class TE, 5.500%, 12/15/17	3,650
1,595	Series 2543, Class LX, 5.000%, 12/15/17	1,722
5,462	Series 2543, Class YX, 6.000%, 12/15/32	6,222
3,276	Series 2544, Class HC, 6.000%, 12/15/32	3,669
3,565	Series 2549, Class ZG, 5.000%, 01/15/18	3,814
3,763	Series 2552, Class ME, 6.000%, 01/15/33	4,231
1,904	Series 2567, Class QD, 6.000%, 02/15/33	2,177
15,000	Series 2568, Class KG, 5.500%, 02/15/23	16,653
1,922	Series 2571, Class FY, VAR, 0.957%, 12/15/32	1,935
335	Series 2571, Class SK, HB, IF, 33.606%, 09/15/23	616
1,133	Series 2571, Class SY, IF, 18.103%, 12/15/32	1,454
2,196	Series 2574, Class HP, 5.000%, 02/15/18	2,373
8,791	Series 2575, Class ME, 6.000%, 02/15/33	10,043
1,416	Series 2586, Class HD, 5.500%, 03/15/23	1,538
1,477	Series 2586, Class WI, IO, 6.500%, 03/15/33	279
1,705	Series 2594, Class VQ, 6.000%, 08/15/20	1,730
1,420	Series 2595, Class HC, 5.500%, 04/15/23	1,681
2,051	Series 2596, Class QG, 6.000%, 03/15/33	2,307
1,154	Series 2597, Class AD, 6.500%, 03/15/32	1,200
410	Series 2597, Class DS, IF, IO, 7.343%, 02/15/33	23
539	Series 2599, Class DS, IF, IO, 6.793%, 02/15/33	26
2,168	Series 2610, Class DS, IF, IO, 6.893%, 03/15/33	67
1,320	Series 2611, Class SH, IF, IO, 7.443%, 10/15/21	24
1,494	Series 2611, Class UH, 4.500%, 05/15/18	1,577
3,631	Series 2617, Class GR, 4.500%, 05/15/18	3,876
138	Series 2619, Class HR, 3.500%, 11/15/31	142
269	Series 2619, Class IM, IO, 5.000%, 10/15/21	3
4,947	Series 2626, Class NS, IF, IO, 6.343%, 06/15/23	362
184	Series 2628, Class WA, 4.000%, 07/15/28	185
1,767	Series 2629, Class BY, IO, 4.500%, 03/15/18	128
1,238	Series 2630, Class S, IF, IO, 6.943%, 01/15/17	22
7,882	Series 2631, Class LC, 4.500%, 06/15/18	8,406

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,546	Series 2631, Class SA, IF, 14.470%, 06/15/33	7,889
12,288	Series 2636, Class Z, 4.500%, 06/15/18	13,102
1,541	Series 2637, Class SA, IF, IO, 5.893%, 06/15/18	177
920	Series 2638, Class DS, IF, 8.393%, 07/15/23	997
142	Series 2638, Class SA, IF, IO, 6.893%, 11/15/16	1
1,230	Series 2640, Class UG, IO, 5.000%, 01/15/32	93
5,110	Series 2640, Class UP, IO, 5.000%, 01/15/32	361
17	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
798	Series 2640, Class VE, 3.250%, 07/15/22	824
738	Series 2642, Class SL, IF, 6.706%, 07/15/33	753
469	Series 2646, Class SH, IF, 13.529%, 07/15/33	499
1,629	Series 2649, Class QE, 4.500%, 08/15/17	1,647
719	Series 2650, Class PO, PO, 12/15/32	681
3,366	Series 2650, Class SO, PO, 12/15/32	3,195
12,389	Series 2651, Class VZ, 4.500%, 07/15/18	13,204
3,927	Series 2655, Class EO, PO, 02/15/33	3,697
1,359	Series 2658, Class PE, 4.500%, 11/15/16	1,379
730	Series 2667, Class SW, IF, 6.598%, 01/15/18	759
156	Series 2668, Class S, IF, 11.586%, 09/15/33	157
679	Series 2668, Class SB, IF, 7.016%, 10/15/15	682
2,068	Series 2671, Class S, IF, 14.378%, 09/15/33	2,487
3,598	Series 2672, Class ME, 5.000%, 11/15/22	3,931
295	Series 2672, Class SJ, IF, 6.971%, 09/15/16	299
11,345	Series 2675, Class CK, 4.000%, 09/15/18	12,034
394	Series 2676, Class TS, IF, 15.824%, 01/15/32	404
8,000	Series 2677, Class LE, 4.500%, 09/15/18	8,798
2,805	Series 2682, Class YS, IF, 8.718%, 10/15/33	2,829
18,000	Series 2684, Class PO, PO, 01/15/33	16,623
66	Series 2684, Class SN, HB, IF, 27.214%, 10/15/33	73
1,192	Series 2684, Class TO, PO, 10/15/33	1,131
208	Series 2686, Class GB, 5.000%, 05/15/20	208
753	Series 2686, Class NS, IF, IO, 7.393%, 10/15/21	26
12,300	Series 2690, Class SJ, IF, 8.839%, 10/15/33	12,634
898	Series 2691, Class ND, 5.000%, 10/15/28	902
807	Series 2691, Class SE, IF, 9.248%, 12/15/28	820
950	Series 2691, Class SM, IF, 8.839%, 10/15/33	961
1,297	Series 2691, Class WS, IF, 8.689%, 10/15/33	1,310
2,326	Series 2692, Class SC, IF, 12.872%, 07/15/33	2,629

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
461	Series 2694, Class SQ, IF, 8.718%, 10/15/33	461
1,142	Series 2695, Class DE, 4.000%, 01/15/17	1,163
2,142	Series 2695, Class OB, PO, 10/15/33	1,823
465	Series 2696, Class CO, PO, 10/15/18	427
237	Series 2697, Class LE, 4.500%, 11/15/20	239
1,691	Series 2698, Class SV, IF, 8.689%, 11/15/33	1,701
4,294	Series 2700, Class S, IF, 8.689%, 11/15/33	4,349
1,791	Series 2702, Class PC, 5.000%, 01/15/23	1,938
1,209	Series 2705, Class SC, IF, 8.689%, 11/15/33	1,222
1,938	Series 2705, Class SD, IF, 8.734%, 11/15/33	1,999
7,400	Series 2707, Class QE, 4.500%, 11/15/18	8,164
5,000	Series 2709, Class PG, 5.000%, 11/15/23	5,669
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,291
2,240	Series 2715, Class OG, 5.000%, 01/15/23	2,456
4,480	Series 2716, Class UN, 4.500%, 12/15/23	4,876
1,985	Series 2720, Class PC, 5.000%, 12/15/23	2,182
3,233	Series 2725, Class OP, PO, 10/15/33	3,030
15,954	Series 2727, Class BS, IF, 8.764%, 01/15/34	16,185
10,505	Series 2733, Class SB, IF, 7.824%, 10/15/33	11,839
1,503	Series 2743, Class HD, 4.500%, 08/15/17	1,549
5,000	Series 2743, Class HE, 4.500%, 02/15/19	5,512
236	Series 2744, Class FE, VAR, 02/15/34	236
129	Series 2744, Class PD, 5.500%, 08/15/33	130
2,535	Series 2744, Class PE, 5.500%, 02/15/34	2,763
5,319	Series 2744, Class TU, 5.500%, 05/15/32	5,676
2,752	Series 2748, Class KO, PO, 10/15/23	2,613
10	Series 2754, Class JG, 4.500%, 03/15/33	10
1,155	Series 2755, Class PA, PO, 02/15/29	1,116
1,901	Series 2755, Class SA, IF, 13.786%, 05/15/30	2,146
3,857	Series 2758, Class AO, PO, 03/15/19	3,731
49	Series 2762, Class LO, PO, 03/15/34	49
20	Series 2766, Class SX, IF, 15.935%, 03/15/34	20
2,370	Series 2770, Class TW, 4.500%, 03/15/19	2,626
298	Series 2771, Class FG, VAR, 0.000%, 03/15/34	292
1,221	Series 2776, Class SK, IF, 8.764%, 04/15/34	1,224
5,717	Series 2777, Class KO, PO, 02/15/33	5,458
1,649	Series 2778, Class US, IF, IO, 6.993%, 06/15/33	50
410	Series 2780, Class JG, 4.500%, 04/15/19	433
1,000	Series 2780, Class SY, IF, 16.044%, 11/15/33	1,184
5,672	Series 2802, Class OH, 6.000%, 05/15/34	6,600

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
722	Series 2809, Class UB, 4.000%, 09/15/17	734
2,000	Series 2809, Class UC, 4.000%, 06/15/19	2,141
749	Series 2812, Class AB, 4.500%, 10/15/18	774
4,031	Series 2812, Class NO, PO, 10/15/33	3,067
6,150	Series 2827, Class QE, 5.500%, 03/15/33	6,519
51	Series 2827, Class SQ, IF, 7.500%, 01/15/19	51
2,860	Series 2835, Class BO, PO, 12/15/28	2,693
540	Series 2835, Class QO, PO, 12/15/32	486
535	Series 2840, Class JO, PO, 06/15/23	503
660	Series 2863, Class JA, 4.500%, 09/15/19	699
1,837	Series 2864, Class GB, 4.000%, 09/15/19	1,947
326	Series 2865, Class GO, PO, 10/15/33	318
496	Series 2897, Class EO, PO, 10/15/31	493
1,060	Series 2903, Class UZ, 5.500%, 07/15/31	1,080
2,789	Series 2903, Class Z, 5.000%, 12/15/24	3,087
7,872	Series 2921, Class MD, 5.000%, 06/15/33	8,245
9,821	Series 2922, Class JN, 4.500%, 02/15/20	10,598
200	Series 2925, Class MW, VAR, 01/15/35	199
1,984	Series 2929, Class MS, HB, IF, 27.248%, 02/15/35	3,279
13,621	Series 2934, Class EC, PO, 02/15/20	13,124
763	Series 2934, Class EN, PO, 02/15/18	725
4,057	Series 2934, Class HI, IO, 5.000%, 02/15/20	454
2,920	Series 2934, Class KI, IO, 5.000%, 02/15/20	343
1,514	Series 2945, Class SA, IF, 11.921%, 03/15/20	1,764
2,319	Series 2965, Class GD, 4.500%, 04/15/20	2,568
1,324	Series 2967, Class S, HB, IF, 32.685%, 04/15/25	2,030
10,244	Series 2968, Class EH, 6.000%, 04/15/35	12,182
5,000	Series 2968, Class MD, 5.500%, 12/15/33	5,540
3,760	Series 2981, Class FA, VAR, 0.607%, 05/15/35	3,741
3,519	Series 2988, Class AF, VAR, 0.507%, 06/15/35	3,488
1,364	Series 2988, Class GS, IF, 16.107%, 06/15/35	1,476
177	Series 2988, Class SD, IF, 15.982%, 03/15/35	187
735	Series 2989, Class PO, PO, 06/15/23	692
1,772	Series 2990, Class GO, PO, 02/15/35	1,522
4,991	Series 2990, Class LK, VAR, 0.577%, 10/15/34	4,979
4,020	Series 2990, Class SL, HB, IF, 23.734%, 06/15/34	5,796

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,622	Series 2990, Class WP, IF, 16.493%, 06/15/35	1,853
4,459	Series 2991, Class EG, 5.500%, 11/15/34	4,687
5,000	Series 2992, Class LB, 5.000%, 06/15/20	5,712
10,280	Series 2995, Class FK, VAR, 0.457%, 05/15/34	10,235
798	Series 2996, Class SL, IF, 15.245%, 06/15/35	821
6,000	Series 2999, Class NC, 4.500%, 12/15/18	6,251
4,500	Series 2999, Class ND, 4.500%, 07/15/20	4,963
496	Series 3007, Class AI, IO, 5.500%, 07/15/24	47
317	Series 3014, Class OD, PO, 08/15/35	275
724	Series 3022, Class SX, IF, 16.357%, 08/15/25	861
1,836	Series 3029, Class SO, PO, 09/15/35	1,655
167	Series 3034, Class FB, VAR, 09/15/35	161
4,468	Series 3042, Class PF, VAR, 0.457%, 08/15/35	4,442
62	Series 3044, Class GU, VAR, 10/15/35	61
147	Series 3044, Class VO, PO, 10/15/35	140
2,014	Series 3047, Class OB, 5.500%, 12/15/33	2,115
19,896	Series 3049, Class XF, VAR, 0.557%, 05/15/33	19,822
1,666	Series 3051, Class DP, HB, IF, 27.116%, 10/15/25	2,501
160	Series 3058, Class YO, PO, 10/15/35	151
1,340	Series 3064, Class OB, 5.500%, 07/15/29	1,378
1,613	Series 3064, Class SG, IF, 19.309%, 11/15/35	2,239
6,150	Series 3065, Class DF, VAR, 0.587%, 04/15/35	6,138
872	Series 3068, Class AO, PO, 01/15/35	835
4,133	Series 3077, Class TO, PO, 04/15/35	3,838
6,912	Series 3085, Class WF, VAR, 1.007%, 08/15/35	6,971
716	Series 3100, Class MA, VAR, 2.781%, 12/15/35	709
7,682	Series 3101, Class UZ, 6.000%, 01/15/36	8,972
7,186	Series 3102, Class FB, VAR, 0.507%, 01/15/36	7,164
780	Series 3102, Class HS, HB, IF, 23.807%, 01/15/36	1,125
8,431	Series 3117, Class AO, PO, 02/15/36	7,776
1,722	Series 3117, Class EO, PO, 02/15/36	1,592
1,666	Series 3117, Class OK, PO, 02/15/36	1,488
5,155	Series 3122, Class OH, PO, 03/15/36	4,737
4,819	Series 3122, Class OP, PO, 03/15/36	4,486

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
127	Series 3122, Class ZB, 6.000%, 03/15/36	134
676	Series 3134, Class PO, PO, 03/15/36	618
4,821	Series 3137, Class XP, 6.000%, 04/15/36	5,418
3,717	Series 3138, Class PO, PO, 04/15/36	3,321
9,660	Series 3147, Class PO, PO, 04/15/36	8,819
603	Series 3149, Class SO, PO, 05/15/36	508
2,182	Series 3151, Class PO, PO, 05/15/36	2,040
4,401	Series 3153, Class EO, PO, 05/15/36	4,024
1,900	Series 3162, Class OB, 6.000%, 11/15/30	1,946
2,400	Series 3164, Class MG, 6.000%, 06/15/36	2,727
6,968	Series 3171, Class MO, PO, 06/15/36	6,331
1,194	Series 3174, Class PX, 5.000%, 06/15/17	1,313
3,168	Series 3179, Class OA, PO, 07/15/36	2,821
3,823	Series 3181, Class AZ, 6.500%, 07/15/36	4,565
7,532	Series 3184, Class OA, PO, 02/15/33	7,202
130	Series 3186, Class MT, IF, 4.607%, 07/15/36	131
7,300	Series 3189, Class PC, 6.000%, 08/15/35	8,180
2,947	Series 3194, Class SA, IF, IO, 6.893%, 07/15/36	439
7,030	Series 3195, Class PD, 6.500%, 07/15/36	7,926
13,250	Series 3200, Class AY, 5.500%, 08/15/36	14,719
30,067	Series 3202, Class HI, IF, IO, 6.443%, 08/15/36	4,794
1,441	Series 3213, Class OA, PO, 09/15/36	1,329
1,120	Series 3218, Class AO, PO, 09/15/36	1,021
7,000	Series 3218, Class BE, 6.000%, 09/15/35	7,924
10,359	Series 3219, Class DI, IO, 6.000%, 04/15/36	1,764
3,142	Series 3225, Class EO, PO, 10/15/36	2,854
4,268	Series 3232, Class ST, IF, IO, 6.493%, 10/15/36	625
1,244	Series 3233, Class OP, PO, 05/15/36	1,136
525	Series 3253, Class A, 5.000%, 08/15/20	548
19,333	Series 3253, Class PO, PO, 12/15/21	18,902
1,308	Series 3256, Class PO, PO, 12/15/36	1,177
2,537	Series 3260, Class CS, IF, IO, 5.933%, 01/15/37	350
1,231	Series 3261, Class OA, PO, 01/15/37	1,079
223	Series 3263, Class TP, VAR, 08/15/35	223
9,000	Series 3266, Class D, 5.000%, 01/15/22	10,049
8,200	Series 3274, Class B, 6.000%, 02/15/37	9,223
1,870	Series 3274, Class JO, PO, 02/15/37	1,663
5,160	Series 3275, Class FL, VAR, 0.647%, 02/15/37	5,135
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,308
2,728	Series 3286, Class PO, PO, 03/15/37	2,420

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,701	Series 3290, Class SB, IF, IO, 6.243%, 03/15/37	730
3,000	Series 3302, Class UT, 6.000%, 04/15/37	3,426
3,982	Series 3305, Class MG, IF, 2.427%, 07/15/34	4,020
6,448	Series 3315, Class HZ, 6.000%, 05/15/37	7,579
300	Series 3318, Class AO, PO, 05/15/37	269
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,716
3,330	Series 3329, Class WK, 6.000%, 12/15/31	3,441
2,310	Series 3331, Class PO, PO, 06/15/37	1,969
2,723	Series 3334, Class MC, 5.000%, 04/15/33	2,785
8,212	Series 3344, Class FT, VAR, 0.557%, 07/15/34	8,185
3,776	Series 3344, Class SL, IF, IO, 6.393%, 07/15/37	595
1,664	Series 3365, Class PO, PO, 09/15/37	1,418
3,165	Series 3369, Class VA, 6.000%, 07/15/18	3,380
1,390	Series 3371, Class FA, VAR, 0.807%, 09/15/37	1,395
2,210	Series 3373, Class TO, PO, 04/15/37	2,010
16,125	Series 3383, Class SA, IF, IO, 6.243%, 11/15/37	2,277
20,977	Series 3387, Class SA, IF, IO, 6.213%, 11/15/37	3,020
2,672	Series 3389, Class DQ, 5.750%, 10/15/35	2,896
5,107	Series 3393, Class JO, PO, 09/15/32	4,327
5,426	Series 3398, Class PO, PO, 01/15/36	5,052
4,000	Series 3402, Class NC, 5.000%, 12/15/22	4,527
21,640	Series 3404, Class SC, IF, IO, 5.793%, 01/15/38	2,662
1,201	Series 3422, Class SE, IF, 16.932%, 02/15/38	1,398
10,675	Series 3424, Class PI, IF, IO, 6.593%, 04/15/38	1,849
12,449	Series 3430, Class AI, IO, 1.417%, 09/15/12	121
534	Series 3443, Class SY, IF, 9.000%, 03/15/37	557
14,500	Series 3453, Class B, 5.500%, 05/15/38	15,961
7,356	Series 3455, Class SE, IF, IO, 5.993%, 06/15/38	949
2,478	Series 3461, Class LZ, 6.000%, 06/15/38	2,834
7,252	Series 3461, Class Z, 6.000%, 06/15/38	8,620
13,071	Series 3481, Class SJ, IF, IO, 5.643%, 08/15/38	1,620
7,500	Series 3493, Class LA, 4.000%, 10/15/23	8,148
6,500	Series 3501, Class CB, 5.500%, 01/15/39	7,155
11,681	Series 3505, Class SA, IF, IO, 5.793%, 01/15/39	1,320
2,981	Series 3510, Class OD, PO, 02/15/37	2,686

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11,310	Series 3511, Class SA, IF, IO, 5.793%, 02/15/39	1,285
2,251	Series 3515, Class PI, IO, 5.500%, 07/15/37	275
3,036	Series 3523, Class SD, IF, 19.093%, 06/15/36	3,959
68	Series 3531, Class MZ, 4.500%, 05/15/39	68
16,814	Series 3531, Class SA, IF, IO, 6.093%, 05/15/39	1,996
11,062	Series 3531, Class SM, IF, IO, 5.893%, 05/15/39	1,522
3,915	Series 3546, Class A, VAR, 5.929%, 02/15/39	4,229
12,684	Series 3549, Class FA, VAR, 1.407%, 07/15/39	12,722
5,748	Series 3564, Class JA, 4.000%, 01/15/18	6,067
5,750	Series 3607, Class AO, PO, 04/15/36	5,012
10,538	Series 3607, Class BO, PO, 04/15/36	9,185
5,224	Series 3607, Class EO, PO, 02/15/33	4,919
7,374	Series 3607, Class OP, PO, 07/15/37	6,398
5,176	Series 3607, Class TO, PO, 10/15/39	4,467
16,923	Series 3608, Class SC, IF, IO, 6.043%, 12/15/39	2,163
11,671	Series 3611, Class PO, PO, 07/15/34	10,484
7,979	Series 3621, Class BO, PO, 01/15/40	7,085
4,600	Series 3632, Class BS, IF, 16.809%, 02/15/40	6,328
2,810	Series 3645, Class KZ, 5.500%, 08/15/36	3,209
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,684
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,526
3,857	Series 3659, Class VE, 5.000%, 03/15/26	4,268
12,068	Series 3666, Class VA, 5.500%, 12/15/22	13,463
24,909	Series 3680, Class MA, 4.500%, 07/15/39	27,215
18,718	Series 3687, Class MA, 4.500%, 02/15/37	20,306
9,260	Series 3688, Class CU, VAR, 6.808%, 11/15/21	10,639
31,135	Series 3688, Class GT, VAR, 7.157%, 11/15/46	36,056
86,111	Series 3704, Class CT, 7.000%, 12/15/36	99,736
38,658	Series 3704, Class DT, 7.500%, 11/15/36	45,305
36,207	Series 3704, Class ET, 7.500%, 12/15/36	42,454
22,501	Series 3740, Class SB, IF, IO, 5.793%, 10/15/40	4,464
23,142	Series 3740, Class SC, IF, IO, 5.793%, 10/15/40	4,092
52,868	Series 3747, Class HI, IO, 4.500%, 07/15/37	7,781
30,456	Series 3756, Class IP, IO, 4.000%, 08/15/35	4,174
40,441	Series 3759, Class HI, IO, 4.000%, 08/15/37	7,116

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
33,588	Series 3760, Class GI, IO, 4.000%, 10/15/37	6,118
24,048	Series 3760, Class NI, IO, 4.000%, 10/15/37	4,094
19,198	Series 3779, Class IH, IO, 4.000%, 11/15/34	2,857
9,266	Series 3798, Class BF, VAR, 0.507%, 06/15/24	9,242
12,650	Series 3800, Class AI, IO, 4.000%, 11/15/29	1,938
79,051	Series 3802, Class LS, IF, IO, 4.597%, 01/15/40	6,176
30,758	Series 3819, Class ZQ, 6.000%, 04/15/36	35,728
10,108	Series 3895, Class WA, VAR, 5.695%, 10/15/38	11,347
14,173	Series R006, Class ZA, 6.000%, 04/15/36	16,464
19,169	Series R007, Class ZA, 6.000%, 05/15/36	22,364
	Federal Home Loan Mortgage Corp. STRIPS,
6	Series 134, Class B, IO, 9.000%, 04/01/22	2
4,589	Series 197, Class PO, PO, 04/01/28	4,332
12,504	Series 233, Class 11, IO, 5.000%, 09/15/35	1,820
10,168	Series 233, Class 12, IO, 5.000%, 09/15/35	1,465
19,748	Series 233, Class 13, IO, 5.000%, 09/15/35	2,853
60,270	Series 239, Class S30, IF, IO, 7.493%, 08/15/36	8,802
5,911	Series 243, Class 16, IO, 4.500%, 11/15/20	562
3,739	Series 243, Class 17, IO, 4.500%, 12/15/20	368
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,278	Series T-41, Class 3A, VAR, 7.010%, 07/25/32	1,473
5,428	Series T-42, Class A5, 7.500%, 02/25/42	6,552
3,793	Series T-48, Class 1A, VAR, 6.318%, 07/25/33	4,452
829	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	980
5,085	Series T-54, Class 2A, 6.500%, 02/25/43	5,746
1,746	Series T-54, Class 3A, 7.000%, 02/25/43	2,027
12,497	Series T-56, Class A5, 5.231%, 05/25/43	13,591
1,434	Series T-57, Class 1A3, 7.500%, 07/25/43	1,664
538	Series T-57, Class 1AP, PO, 07/25/43	446
6,978	Series T-58, Class 4A, 7.500%, 09/25/43	8,275
649	Series T-58, Class APO, PO, 09/25/43	541
6,731	Series T-59, Class 1A2, 7.000%, 10/25/43	7,812
741	Series T-59, Class 1AP, PO, 10/25/43	559
34,137	Series T-76, Class 2A, VAR, 4.787%, 10/25/37	35,159
	Federal National Mortgage Association,
21,500	Series 2010-M1, Class A2, 4.450%, 09/25/19	23,988

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
6,910		Series 2010-M7, Class A2, 3.655%, 11/25/20	7,290
10,000		Series 2011-M1, Class A3, 3.763%, 06/25/21	10,570
8,664		Series 2011-M2, Class A2, 3.645%, 07/25/21	8,794
58,500		Series 2011-M2, Class A3, 3.764%, 07/25/21	59,377
32,200		Series 2011-M4, Class A2, 3.726%, 06/25/21	32,644
		Federal National Mortgage Association Grantor Trust,
2,509		Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	2,880
2,940		Series 2001-T10, Class A2, 7.500%, 12/25/41	3,225
2,806		Series 2001-T3, Class A1, 7.500%, 11/25/40	3,234
3,171		Series 2002-T16, Class A2, 7.000%, 07/25/42	3,696
955		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,075
6,915		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	8,088
3,845		Series 2004-T2, Class 2A, VAR, 3.945%, 07/25/43	4,092
9,832		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	11,346
3,844		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	4,507
1,027		Series 2004-T3, Class PT1, VAR, 9.270%, 01/25/44	1,204
		Federal National Mortgage Association REMICS,
20		Series 1988-7, Class Z, 9.250%, 04/25/18	22
82		Series 1989-70, Class G, 8.000%, 10/25/19	97
40		Series 1989-78, Class H, 9.400%, 11/25/19	47
34		Series 1989-83, Class H, 8.500%, 11/25/19	42
35		Series 1989-89, Class H, 9.000%, 11/25/19	41
21		Series 1990-1, Class D, 8.800%, 01/25/20	24
9		Series 1990-7, Class B, 8.500%, 01/25/20	11
12		Series 1990-60, Class K, 5.500%, 06/25/20	13
18		Series 1990-63, Class H, 9.500%, 06/25/20	21
13		Series 1990-93, Class G, 5.500%, 08/25/20	14
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
96		Series 1990-102, Class J, 6.500%, 08/25/20	106

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
78		Series 1990-120, Class H, 9.000%, 10/25/20	90
10		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	14
1		Series 1990-140, Class K, HB, 652.145%, 12/25/20	8
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
23		Series 1991-24, Class Z, 5.000%, 03/25/21	25
24		Series 1991-42, Class S, IF, 17.238%, 05/25/21	32
3		Series 1992-101, Class J, 7.500%, 06/25/22	4
646		Series 1992-117, Class MA, 8.000%, 07/25/22	751
104		Series 1992-136, Class PK, 6.000%, 08/25/22	116
123		Series 1992-143, Class MA, 5.500%, 09/25/22	136
751		Series 1992-150, Class M, 8.000%, 09/25/22	927
253		Series 1992-163, Class M, 7.750%, 09/25/22	293
370		Series 1992-188, Class PZ, 7.500%, 10/25/22	425
178		Series 1993-21, Class KA, 7.700%, 03/25/23	206
444		Series 1993-25, Class J, 7.500%, 03/25/23	512
70		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	90
1,095		Series 1993-37, Class PX, 7.000%, 03/25/23	1,246
382		Series 1993-54, Class Z, 7.000%, 04/25/23	435
4,261		Series 1993-56, Class PZ, 7.000%, 05/25/23	4,872
184		Series 1993-62, Class SA, IF, 17.411%, 04/25/23	245
2,306		Series 1993-99, Class Z, 7.000%, 07/25/23	2,652
104		Series 1993-122, Class M, 6.500%, 07/25/23	118
2,094		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	2,388
3,325		Series 1993-141, Class Z, 7.000%, 08/25/23	3,824
96		Series 1993-165, Class SD, IF, 12.018%, 09/25/23	117
120		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	148
65		Series 1993-167, Class GA, 7.000%, 09/25/23	65
173		Series 1993-178, Class PK, 6.500%, 09/25/23	196

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
79	Series 1993-179, Class SB, HB, IF, 23.896%, 10/25/23	122
53	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	60
3,236	Series 1993-183, Class KA, 6.500%, 10/25/23	3,678
1,305	Series 1993-189, Class PL, 6.500%, 10/25/23	1,483
227	Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	228
152	Series 1993-205, Class H, PO, 09/25/23	130
142	Series 1993-220, Class SG, IF, 15.500%, 11/25/13	159
98	Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	120
234	Series 1993-225, Class UB, 6.500%, 12/25/23	259
67	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	68
227	Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	230
277	Series 1993-247, Class SA, HB, IF, 25.085%, 12/25/23	436
105	Series 1993-247, Class SU, IF, 11.612%, 12/25/23	136
842	Series 1993-250, Class Z, 7.000%, 12/25/23	903
1,159	Series 1993-257, Class C, PO, 06/25/23	1,125
17	Series 1994-9, Class E, PO, 11/25/23	15
914	Series 1994-37, Class L, 6.500%, 03/25/24	1,068
4,368	Series 1994-40, Class Z, 6.500%, 03/25/24	4,963
5,986	Series 1994-62, Class PK, 7.000%, 04/25/24	6,962
3,085	Series 1994-63, Class PK, 7.000%, 04/25/24	3,665
134	Series 1995-2, Class Z, 8.500%, 01/25/25	157
373	Series 1995-19, Class Z, 6.500%, 11/25/23	445
1,651	Series 1996-14, Class SE, IF, IO, 7.780%, 08/25/23	312
64	Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	65
1,330	Series 1996-48, Class Z, 7.000%, 11/25/26	1,530
167	Series 1996-59, Class J, 6.500%, 08/25/22	187
172	Series 1996-59, Class K, 6.500%, 07/25/23	177
359	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	14
1,255	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	53
255	Series 1997-27, Class J, 7.500%, 04/18/27	284
279	Series 1997-29, Class J, 7.500%, 04/20/27	315

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
930	Series 1997-32, Class PG, 6.500%, 04/25/27	1,090
1,109	Series 1997-39, Class PD, 7.500%, 05/20/27	1,262
227	Series 1997-42, Class EN, 7.250%, 07/18/27	238
96	Series 1997-42, Class ZC, 6.500%, 07/18/27	110
1,499	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,690
416	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	92
60	Series 1998-4, Class C, PO, 04/25/23	56
1,030	Series 1998-36, Class ZB, 6.000%, 07/18/28	1,165
316	Series 1998-43, Class SA, IF, IO, 17.097%, 04/25/23	137
510	Series 1998-66, Class SB, IF, IO, 7.932%, 12/25/28	124
293	Series 1999-17, Class C, 6.350%, 04/25/29	337
1,899	Series 1999-18, Class Z, 5.500%, 04/18/29	2,126
501	Series 1999-38, Class SK, IF, IO, 7.832%, 08/25/23	80
147	Series 1999-52, Class NS, HB, IF, 22.769%, 10/25/23	228
386	Series 1999-62, Class PB, 7.500%, 12/18/29	452
2,129	Series 2000-2, Class ZE, 7.500%, 02/25/30	2,493
611	Series 2000-20, Class SA, IF, IO, 8.882%, 07/25/30	158
95	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	19
779	Series 2001-4, Class PC, 7.000%, 03/25/21	856
366	Series 2001-5, Class OW, 6.000%, 03/25/16	380
323	Series 2001-7, Class PF, 7.000%, 03/25/31	378
983	Series 2001-7, Class PR, 6.000%, 03/25/16	1,025
971	Series 2001-10, Class PR, 6.000%, 04/25/16	1,011
921	Series 2001-30, Class PM, 7.000%, 07/25/31	1,079
2,266	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	504
1,590	Series 2001-36, Class DE, 7.000%, 08/25/31	1,864
2,008	Series 2001-44, Class MY, 7.000%, 09/25/31	2,350
599	Series 2001-44, Class PD, 7.000%, 09/25/31	702
425	Series 2001-44, Class PU, 7.000%, 09/25/31	498
4,921	Series 2001-48, Class Z, 6.500%, 09/25/21	5,547
575	Series 2001-49, Class Z, 6.500%, 09/25/31	666
258	Series 2001-52, Class KB, 6.500%, 10/25/31	298

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
749	Series 2001-52, Class XN, 6.500%, 11/25/15	807
4,499	Series 2001-60, Class PX, 6.000%, 11/25/31	5,105
1,228	Series 2001-60, Class QS, HB, IF, 23.736%, 09/25/31	1,955
3,097	Series 2001-61, Class Z, 7.000%, 11/25/31	3,629
900	Series 2001-71, Class MB, 6.000%, 12/25/16	970
1,531	Series 2001-71, Class QE, 6.000%, 12/25/16	1,646
207	Series 2001-72, Class SX, IF, 16.957%, 12/25/31	248
4,941	Series 2001-74, Class MB, 6.000%, 12/25/16	5,323
286	Series 2001-80, Class PE, 6.000%, 07/25/29	289
164	Series 2001-81, Class LO, PO, 01/25/32	153
1,517	Series 2002-1, Class G, 7.000%, 07/25/23	1,736
788	Series 2002-1, Class HC, 6.500%, 02/25/22	849
544	Series 2002-1, Class SA, HB, IF, 24.478%, 02/25/32	862
227	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	353
1,310	Series 2002-2, Class UC, 6.000%, 02/25/17	1,414
3,471	Series 2002-3, Class OG, 6.000%, 02/25/17	3,732
2,840	Series 2002-5, Class PK, 6.000%, 02/25/22	3,291
604	Series 2002-7, Class OG, 6.000%, 03/25/17	649
1,992	Series 2002-7, Class TG, 6.000%, 03/25/17	2,138
662	Series 2002-11, Class QG, 5.500%, 03/25/17	709
2,877	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	133
48	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	52
9,714	Series 2002-15, Class ZA, 6.000%, 04/25/32	10,963
3,202	Series 2002-16, Class PG, 6.000%, 04/25/17	3,493
4,036	Series 2002-18, Class PC, 5.500%, 04/25/17	4,208
596	Series 2002-19, Class PE, 6.000%, 04/25/17	641
127	Series 2002-21, Class LO, PO, 04/25/32	116
1,712	Series 2002-21, Class PE, 6.500%, 04/25/32	1,950
2,293	Series 2002-24, Class AJ, 6.000%, 04/25/17	2,509
3,202	Series 2002-28, Class PK, 6.500%, 05/25/32	3,704
1,249	Series 2002-31, Class S, IF, 18.796%, 05/25/17	1,556
1,524	Series 2002-37, Class Z, 6.500%, 06/25/32	1,767
7,130	Series 2002-38, Class QE, 6.000%, 06/25/17	7,660
926	Series 2002-42, Class C, 6.000%, 07/25/17	1,005

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,879	Series 2002-48, Class GH, 6.500%, 08/25/32	4,415
5,000	Series 2002-54, Class PG, 6.000%, 09/25/22	5,636
479	Series 2002-55, Class QE, 5.500%, 09/25/17	525
6,659	Series 2002-56, Class UC, 5.500%, 09/25/17	7,191
2,576	Series 2002-57, Class AE, 5.500%, 09/25/17	2,777
637	Series 2002-63, Class KC, 5.000%, 10/25/17	687
757	Series 2002-71, Class AP, 5.000%, 11/25/32	838
5,733	Series 2002-71, Class KM, 5.000%, 11/25/17	6,183
882	Series 2002-77, Class S, IF, 14.083%, 12/25/32	1,061
15,825	Series 2002-78, Class Z, 5.500%, 12/25/32	17,610
6,967	Series 2002-81, Class JO, PO, 04/25/32	6,718
1,817	Series 2002-83, Class CS, 6.881%, 08/25/23	2,075
1,743	Series 2002-84, Class VB, 5.500%, 04/25/15	1,860
1,353	Series 2002-90, Class A1, 6.500%, 06/25/42	1,570
174	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	7
6,216	Series 2002-94, Class BK, 5.500%, 01/25/18	6,710
1,257	Series 2003-9, Class NZ, 6.500%, 02/25/33	1,447
1,484	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	271
5,000	Series 2003-17, Class EQ, 5.500%, 03/25/23	5,798
4,550	Series 2003-22, Class UD, 4.000%, 04/25/33	4,834
8,000	Series 2003-23, Class EQ, 5.500%, 04/25/23	9,239
4,629	Series 2003-23, Class PG, 5.500%, 01/25/32	4,799
535	Series 2003-27, Class DW, 4.500%, 04/25/17	546
1,400	Series 2003-32, Class KC, 5.000%, 05/25/18	1,528
5,692	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	1,234
2,614	Series 2003-34, Class AX, 6.000%, 05/25/33	2,944
2,256	Series 2003-34, Class ED, 6.000%, 05/25/33	2,681
640	Series 2003-34, Class GB, 6.000%, 03/25/33	735
1,199	Series 2003-34, Class GE, 6.000%, 05/25/33	1,430
811	Series 2003-35, Class EA, PO, 05/25/33	715
671	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	121

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,960	Series 2003-39, Class LW, 5.500%, 05/25/23	2,249
2,800	Series 2003-41, Class PE, 5.500%, 05/25/23	3,178
1,090	Series 2003-42, Class GB, 4.000%, 05/25/33	1,163
804	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	48
2,715	Series 2003-47, Class PE, 5.750%, 06/25/33	3,075
1,160	Series 2003-52, Class SX, HB, IF, 22.295%, 10/25/31	1,743
4,200	Series 2003-56, Class AZ, 5.500%, 08/25/31	4,352
20	Series 2003-60, Class NJ, 5.000%, 07/25/21	20
2,323	Series 2003-64, Class SX, IF, 13.279%, 07/25/33	2,560
5,000	Series 2003-67, Class TJ, 4.750%, 07/25/18	5,505
99	Series 2003-67, Class VQ, 7.000%, 01/25/19	101
142	Series 2003-68, Class QP, 3.000%, 07/25/22	145
3,728	Series 2003-71, Class DS, IF, 7.216%, 08/25/33	3,773
16,169	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	2,778
5,000	Series 2003-73, Class HC, 5.500%, 08/25/33	5,569
2,705	Series 2003-73, Class HF, VAR, 0.668%, 01/25/31	2,705
434	Series 2003-74, Class SH, IF, 9.777%, 08/25/33	444
2,261	Series 2003-76, Class SH, IF, 13.763%, 09/25/31	2,632
6,132	Series 2003-80, Class SY, IF, IO, 7.432%, 06/25/23	724
7,000	Series 2003-81, Class HC, 4.750%, 09/25/18	7,541
1,580	Series 2003-81, Class LC, 4.500%, 09/25/18	1,711
1,929	Series 2003-82, Class VB, 5.500%, 08/25/33	2,138
8,404	Series 2003-83, Class PG, 5.000%, 06/25/23	9,122
1,279	Series 2003-91, Class SD, IF, 12.136%, 09/25/33	1,490
589	Series 2003-92, Class GA, 4.500%, 09/25/18	604
169	Series 2003-92, Class SH, IF, 9.234%, 09/25/18	176
18,529	Series 2003-105, Class AZ, 5.500%, 10/25/33	22,054

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,758	Series 2003-106, Class US, IF, 8.747%, 11/25/23	1,791
6,274	Series 2003-116, Class SB, IF, IO, 7.382%, 11/25/33	1,330
6,167	Series 2003-117, Class JB, 3.500%, 06/25/33	6,501
2,240	Series 2003-122, Class TE, 5.000%, 12/25/22	2,449
853	Series 2003-128, Class KE, 4.500%, 01/25/14	881
3,300	Series 2003-128, Class NG, 4.000%, 01/25/19	3,531
2,166	Series 2003-130, Class CS, IF, 13.663%, 12/25/33	2,625
1,094	Series 2003-130, Class SX, IF, 11.192%, 01/25/34	1,237
1,102	Series 2003-131, Class SK, IF, 15.763%, 01/25/34	1,385
563	Series 2003-132, Class OA, PO, 08/25/33	515
5,895	Series 2004-3, Class BE, 4.000%, 02/25/19	6,311
4,155	Series 2004-4, Class QI, IF, IO, 6.882%, 06/25/33	809
3,090	Series 2004-4, Class QM, IF, 13.763%, 06/25/33	3,817
2,739	Series 2004-10, Class SC, HB, IF, 27.726%, 02/25/34	3,981
2,071	Series 2004-14, Class SD, IF, 8.747%, 03/25/34	2,101
4,433	Series 2004-17, Class H, 5.500%, 04/25/34	4,903
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,072
1,878	Series 2004-21, Class CO, PO, 04/25/34	1,635
438	Series 2004-22, Class A, 4.000%, 04/25/19	449
3,275	Series 2004-25, Class PC, 5.500%, 01/25/34	3,675
4,271	Series 2004-25, Class SA, IF, 18.924%, 04/25/34	5,888
8,100	Series 2004-27, Class HB, 4.000%, 05/25/19	8,728
6,766	Series 2004-28, Class PF, VAR, 0.618%, 03/25/34	6,759
10,524	Series 2004-36, Class FA, VAR, 0.618%, 05/25/34	10,515
2,157	Series 2004-36, Class PC, 5.500%, 02/25/34	2,424
4,500	Series 2004-36, Class SA, IF, 18.924%, 05/25/34	6,239
1,663	Series 2004-36, Class SN, IF, 13.763%, 07/25/33	2,086
7,376	Series 2004-46, Class EP, PO, 03/25/34	6,690

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,278	Series 2004-46, Class HS, IF, IO, 5.782%, 05/25/30	146
1,082	Series 2004-46, Class QB, HB, IF, 23.126%, 05/25/34	1,613
953	Series 2004-46, Class SK, IF, 15.899%, 05/25/34	1,220
1,108	Series 2004-51, Class SY, IF, 13.803%, 07/25/34	1,353
1,273	Series 2004-53, Class NC, 5.500%, 07/25/24	1,363
1,074	Series 2004-59, Class BG, PO, 12/25/32	968
1,050	Series 2004-61, Class CO, PO, 10/25/31	1,027
281	Series 2004-61, Class SH, HB, IF, 23.115%, 11/25/32	429
845	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	927
5,000	Series 2004-65, Class EY, 5.500%, 08/25/24	5,721
12,000	Series 2004-72, Class CB, 4.000%, 09/25/19	12,902
1,043	Series 2004-74, Class SW, IF, 15.080%, 11/25/31	1,381
2,251	Series 2004-76, Class CL, 4.000%, 10/25/19	2,389
4,021	Series 2004-79, Class S, IF, 19.199%, 08/25/32	5,341
1,341	Series 2004-79, Class SP, IF, 19.199%, 11/25/34	1,850
2,000	Series 2004-81, Class AC, 4.000%, 11/25/19	2,119
9,600	Series 2004-81, Class JG, 5.000%, 11/25/24	10,862
877	Series 2004-89, Class EA, IF, 12.823%, 01/25/34	995
1,530	Series 2004-92, Class BX, 5.500%, 09/25/34	1,676
124	Series 2004-92, Class JO, PO, 12/25/34	118
2,120	Series 2004-101, Class HD, 5.000%, 01/25/20	2,379
1,084	Series 2005-14, Class BA, 4.500%, 04/25/19	1,122
5,600	Series 2005-16, Class LE, 5.500%, 07/25/33	6,211
4,600	Series 2005-25, Class PF, VAR, 0.568%, 04/25/35	4,576
523	Series 2005-27, Class TH, 5.500%, 07/25/31	538
1,011	Series 2005-42, Class PS, IF, 16.454%, 05/25/35	1,198
1,012	Series 2005-45, Class BG, 4.500%, 06/25/25	1,033
349	Series 2005-52, Class PA, 6.500%, 06/25/35	381
4,348	Series 2005-56, Class S, IF, IO, 6.492%, 07/25/35	733

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,096	Series 2005-56, Class TP, IF, 17.495%, 08/25/33	2,674
1,474	Series 2005-57, Class CD, HB, IF, 24.306%, 01/25/35	2,086
437	Series 2005-57, Class DC, HB, IF, 21.065%, 12/25/34	558
6,843	Series 2005-57, Class EG, VAR, 0.518%, 03/25/35	6,825
1,000	Series 2005-59, Class SU, HB, IF, 24.408%, 06/25/35	1,404
1,204	Series 2005-66, Class SG, IF, 16.829%, 07/25/35	1,417
8,500	Series 2005-67, Class EY, 5.500%, 08/25/25	9,514
1,500	Series 2005-68, Class BC, 5.250%, 06/25/35	1,653
6,072	Series 2005-68, Class PG, 5.500%, 08/25/35	6,840
2,500	Series 2005-68, Class UC, 5.000%, 06/25/35	2,739
6,496	Series 2005-72, Class SB, IF, 16.329%, 08/25/35	7,598
1,848	Series 2005-73, Class PS, IF, 16.154%, 08/25/35	2,188
9,538	Series 2005-73, Class ZB, 5.500%, 08/25/35	10,863
1,578	Series 2005-74, Class CP, HB, IF, 23.949%, 05/25/35	2,355
6,877	Series 2005-74, Class CS, IF, 19.419%, 05/25/35	9,602
4,728	Series 2005-74, Class SK, IF, 19.529%, 05/25/35	6,618
1,029	Series 2005-75, Class SV, HB, IF, 23.326%, 09/25/35	1,519
7,478	Series 2005-84, Class XM, 5.750%, 10/25/35	8,326
152	Series 2005-86, Class GB, 5.000%, 10/25/35	154
1,084	Series 2005-88, Class QO, PO, 11/25/33	1,075
2,482	Series 2005-90, Class ES, IF, 16.329%, 10/25/35	2,940
1,476	Series 2005-90, Class PO, PO, 09/25/35	1,399
5,724	Series 2005-93, Class MF, VAR, 0.468%, 08/25/34	5,693
12,676	Series 2005-106, Class US, HB, IF, 23.766%, 11/25/35	19,084
4,388	Series 2005-109, Class PB, 6.000%, 01/25/34	4,562
1,000	Series 2005-109, Class PC, 6.000%, 12/25/35	1,156
12,487	Series 2005-110, Class GJ, 5.500%, 11/25/30	13,050

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
17,500	Series 2005-110, Class GK, 5.500%, 08/25/34	19,575
5,659	Series 2005-110, Class GL, 5.500%, 12/25/35	6,538
2,360	Series 2005-110, Class MJ, 5.500%, 01/25/33	2,452
2,840	Series 2005-110, Class MN, 5.500%, 06/25/35	3,222
1,288	Series 2005-116, Class PB, 6.000%, 04/25/34	1,392
16,912	Series 2005-118, Class ME, 6.000%, 01/25/32	17,136
22,000	Series 2005-118, Class PN, 6.000%, 01/25/32	23,558
6,601	Series 2005-123, Class FG, VAR, 0.668%, 07/25/34	6,557
4,000	Series 2006-7, Class TC, 6.000%, 09/25/33	4,258
6,762	Series 2006-8, Class JZ, 5.500%, 03/25/36	7,830
1,250	Series 2006-11, Class PS, HB, IF, 23.766%, 03/25/36	1,797
6,762	Series 2006-12, Class BZ, 5.500%, 03/25/36	7,746
2,153	Series 2006-15, Class OT, PO, 01/25/36	2,037
4,297	Series 2006-16, Class FC, VAR, 0.518%, 03/25/36	4,285
6,762	Series 2006-16, Class HZ, 5.500%, 03/25/36	7,663
1,036	Series 2006-16, Class OA, PO, 03/25/36	956
2,402	Series 2006-22, Class AO, PO, 04/25/36	2,173
3,587	Series 2006-23, Class FK, VAR, 0.468%, 04/25/36	3,565
1,865	Series 2006-23, Class KO, PO, 04/25/36	1,755
4,923	Series 2006-27, Class OH, PO, 04/25/36	4,605
1,079	Series 2006-33, Class LS, HB, IF, 29.167%, 05/25/36	1,518
17,000	Series 2006-35, Class GD, 6.000%, 12/25/34	19,056
2,000	Series 2006-39, Class WC, 5.500%, 01/25/36	2,247
2,182	Series 2006-42, Class CF, VAR, 0.668%, 06/25/36	2,182
3,897	Series 2006-43, Class DO, PO, 06/25/36	3,516
69	Series 2006-43, Class G, 6.500%, 09/25/33	70
1,405	Series 2006-43, Class PO, PO, 06/25/36	1,292
3,431	Series 2006-43, Class VB, 6.500%, 10/25/17	3,643
13,196	Series 2006-44, Class FP, VAR, 0.618%, 06/25/36	13,169
2,400	Series 2006-44, Class GO, PO, 06/25/36	2,189

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
7,757	Series 2006-44, Class P, PO, 12/25/33	7,033
3,316	Series 2006-46, Class FW, VAR, 0.618%, 06/25/36	3,310
531	Series 2006-46, Class SW, HB, IF, 23.398%, 06/25/36	743
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,248
9,019	Series 2006-50, Class JO, PO, 06/25/36	8,061
12,852	Series 2006-50, Class PS, PO, 06/25/36	11,571
12,377	Series 2006-53, Class US, IF, IO, 6.362%, 06/25/36	1,839
18,805	Series 2006-56, Class FC, VAR, 0.508%, 07/25/36	18,760
6,972	Series 2006-56, Class PF, VAR, 0.568%, 07/25/36	6,952
921	Series 2006-58, Class AP, PO, 07/25/36	855
2,488	Series 2006-58, Class FL, VAR, 0.678%, 07/25/36	2,489
8,825	Series 2006-58, Class IG, IF, IO, 6.302%, 07/25/36	1,311
1,506	Series 2006-58, Class PO, PO, 07/25/36	1,359
225	Series 2006-59, Class CO, PO, 08/25/35	219
4,322	Series 2006-59, Class QO, PO, 01/25/33	4,056
1,130	Series 2006-60, Class AK, HB, IF, 27.926%, 07/25/36	1,808
6,393	Series 2006-60, Class DO, PO, 04/25/35	5,908
1,178	Series 2006-62, Class PS, HB, IF, 38.590%, 07/25/36	2,009
9,785	Series 2006-63, Class ZH, 6.500%, 07/25/36	11,620
2,819	Series 2006-65, Class QO, PO, 07/25/36	2,571
2,497	Series 2006-66, Class NV, 6.500%, 02/25/24	2,618
15,589	Series 2006-71, Class ZL, 6.000%, 07/25/36	18,264
5,079	Series 2006-72, Class GO, PO, 08/25/36	4,578
1,421	Series 2006-72, Class TO, PO, 08/25/36	1,317
371	Series 2006-75, Class CM, 6.500%, 12/25/33	374
10,500	Series 2006-77, Class PC, 6.500%, 08/25/36	12,309
2,781	Series 2006-78, Class BZ, 6.500%, 08/25/36	3,260
9,280	Series 2006-79, Class DF, VAR, 0.568%, 08/25/36	9,261
2,077	Series 2006-79, Class DO, PO, 08/25/36	1,894
1,852	Series 2006-79, Class OP, PO, 08/25/36	1,590
1,383	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,638
2,106	Series 2006-86, Class OB, PO, 09/25/36	1,927
1,978	Series 2006-90, Class AO, PO, 09/25/36	1,832

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,122	Series 2006-94, Class GK, HB, IF, 32.158%, 10/25/26	1,691
1,916	Series 2006-95, Class SG, HB, IF, 25.326%, 10/25/36	2,823
4,700	Series 2006-102, Class MD, 6.000%, 01/25/35	5,238
559	Series 2006-109, Class PO, PO, 11/25/36	505
6,203	Series 2006-110, Class PO, PO, 11/25/36	5,691
2,100	Series 2006-111, Class EO, PO, 11/25/36	1,882
3,105	Series 2006-113, Class PO, PO, 07/25/36	2,961
508	Series 2006-115, Class ES, HB, IF, 25.686%, 12/25/36	790
1,802	Series 2006-115, Class OK, PO, 12/25/36	1,563
16,523	Series 2006-117, Class GS, IF, IO, 6.432%, 12/25/36	2,492
4,841	Series 2006-118, Class A1, VAR, 0.278%, 12/25/36	4,781
15,680	Series 2006-118, Class A2, VAR, 0.278%, 12/25/36	15,495
2,213	Series 2006-119, Class PO, PO, 12/25/36	2,014
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,476
1,380	Series 2006-128, Class PO, PO, 01/25/37	1,234
6,452	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	1,129
724	Series 2007-1, Class SD, HB, IF, 37.690%, 02/25/37	1,135
277	Series 2007-2, Class FA, VAR, 0.418%, 02/25/37	276
2,085	Series 2007-2, Class HF, VAR, 0.568%, 08/25/36	2,078
6,881	Series 2007-7, Class SG, IF, IO, 6.282%, 08/25/36	982
7,415	Series 2007-10, Class FD, VAR, 0.468%, 02/25/37	7,357
25,569	Series 2007-14, Class ES, IF, IO, 6.222%, 03/25/37	3,740
2,465	Series 2007-14, Class OP, PO, 03/25/37	2,246
5,047	Series 2007-14, Class QD, 5.500%, 11/25/35	5,641
1,923	Series 2007-15, Class NO, PO, 03/25/22	1,802
14,429	Series 2007-16, Class FC, VAR, 0.968%, 03/25/37	14,373
2,618	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,099
1,824	Series 2007-22, Class SC, IF, IO, 5.862%, 03/25/37	257

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,750	Series 2007-24, Class GW, 5.500%, 03/25/29	1,940
4,071	Series 2007-29, Class SG, HB, IF, 21.938%, 04/25/37	5,806
14,345	Series 2007-35, Class SI, IF, IO, 5.882%, 04/25/37	1,852
2,139	Series 2007-42, Class AO, PO, 05/25/37	2,026
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	12,936
5,363	Series 2007-43, Class FL, VAR, 0.518%, 05/25/37	5,332
1,500	Series 2007-47, Class PC, 5.000%, 07/25/33	1,554
22,769	Series 2007-53, Class SH, IF, IO, 5.882%, 06/25/37	2,916
30,687	Series 2007-54, Class FA, VAR, 0.618%, 06/25/37	30,640
4,450	Series 2007-54, Class WI, IF, IO, 5.882%, 06/25/37	639
38,634	Series 2007-60, Class AX, IF, IO, 6.932%, 07/25/37	7,073
3,134	Series 2007-62, Class SE, IF, 15.954%, 07/25/37	3,565
4,665	Series 2007-64, Class FB, VAR, 0.588%, 07/25/37	4,660
33,816	Series 2007-65, Class KI, IF, IO, 6.402%, 07/25/37	4,885
546	Series 2007-65, Class PA, 6.000%, 03/25/31	553
6,187	Series 2007-67, Class PO, PO, 07/25/37	5,657
3,771	Series 2007-70, Class Z, 5.500%, 07/25/37	4,358
40,120	Series 2007-72, Class EK, IF, IO, 6.182%, 07/25/37	5,846
1,515	Series 2007-75, Class EO, PO, 01/25/36	1,433
5,630	Series 2007-76, Class AZ, 5.500%, 08/25/37	6,445
3,831	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,488
7,130	Series 2007-77, Class FG, VAR, 0.718%, 03/25/37	7,144
2,000	Series 2007-78, Class CB, 6.000%, 08/25/37	2,281
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,358
2,000	Series 2007-79, Class PC, 5.000%, 01/25/32	2,109
4,176	Series 2007-79, Class SB, HB, IF, 23.216%, 08/25/37	5,874
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,706
4,464	Series 2007-84, Class PG, 6.000%, 12/25/36	5,084
1,562	Series 2007-85, Class SL, IF, 15.604%, 09/25/37	1,792
9,643	Series 2007-88, Class VI, IF, IO, 6.322%, 09/25/37	1,612

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,878	Series 2007-91, Class ES, IF, IO, 6.242%, 10/25/37	1,723
2,886	Series 2007-92, Class YA, 6.500%, 06/25/37	3,289
4,810	Series 2007-92, Class YS, IF, IO, 5.562%, 06/25/37	619
3,604	Series 2007-97, Class FC, VAR, 0.718%, 07/25/37	3,610
7,176	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	1,467
1,049	Series 2007-97, Class MS, IF, 14.266%, 12/25/31	1,089
2,328	Series 2007-98, Class FB, VAR, 0.668%, 06/25/37	2,225
3,419	Series 2007-98, Class VA, 6.000%, 11/25/17	3,663
18,680	Series 2007-100, Class SM, IF, IO, 6.232%, 10/25/37	2,991
66,777	Series 2007-101, Class A2, VAR, 0.468%, 06/27/36	66,610
5,410	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	5,779
9,588	Series 2007-108, Class AN, VAR, 8.622%, 11/25/37	11,779
2,377	Series 2007-108, Class SA, IF, IO, 6.142%, 12/25/37	346
24,400	Series 2007-109, Class AI, IF, IO, 6.182%, 12/25/37	3,306
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	7,383
12,344	Series 2007-112, Class SA, IF, IO, 6.232%, 12/25/37	1,793
44,000	Series 2007-114, Class A6, VAR, 0.418%, 10/27/37	43,727
20,932	Series 2007-116, Class HI, IO, VAR, 6.413%, 01/25/38	1,550
437	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	72
23,038	Series 2008-1, Class BI, IF, IO, 5.692%, 02/25/38	3,126
23,772	Series 2008-4, Class SD, IF, IO, 5.782%, 02/25/38	2,971
5,566	Series 2008-10, Class XI, IF, IO, 6.012%, 03/25/38	797
10,400	Series 2008-16, Class IS, IF, IO, 5.982%, 03/25/38	1,359
2,220	Series 2008-18, Class SP, IF, 13.563%, 03/25/38	2,642
8,767	Series 2008-20, Class SA, IF, IO, 6.772%, 03/25/38	1,580

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
17,129	Series 2008-24, Class PF, VAR, 0.868%, 02/25/38	17,226
7,692	Series 2008-27, Class SN, IF, IO, 6.682%, 04/25/38	1,383
2,530	Series 2008-28, Class QS, HB, IF, 20.045%, 04/25/38	3,338
12,573	Series 2008-32, Class SA, IF, IO, 6.632%, 04/25/38	2,145
18,267	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	46
33,063	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	367
2,000	Series 2008-42, Class AO, PO, 09/25/36	1,833
457	Series 2008-44, Class PO, PO, 05/25/38	393
9,169	Series 2008-46, Class HI, IO, VAR, 6.658%, 06/25/38	628
5,114	Series 2008-47, Class SI, IF, IO, 6.282%, 06/25/23	619
2,649	Series 2008-53, Class CA, 5.000%, 07/25/23	2,960
5,474	Series 2008-53, Class CI, IF, IO, 6.982%, 07/25/38	889
25,024	Series 2008-55, Class S, IF, IO, 7.382%, 07/25/28	4,066
5,203	Series 2008-56, Class AC, 5.000%, 07/25/38	5,688
635	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	33
1,500	Series 2008-60, Class JC, 5.000%, 07/25/38	1,670
2,778	Series 2008-61, Class BH, 4.500%, 07/25/23	3,076
3,778	Series 2008-61, Class CB, 5.000%, 07/25/23	4,313
209	Series 2008-66, Class GD, 6.000%, 06/25/30	217
7,346	Series 2008-76, Class GF, VAR, 0.868%, 09/25/23	7,410
18,202	Series 2008-80, Class SA, IF, IO, 5.632%, 09/25/38	2,331
8,992	Series 2008-81, Class SB, IF, IO, 5.632%, 09/25/38	1,257
1,330	Series 2009-4, Class BD, 4.500%, 02/25/39	1,407
11,866	Series 2009-6, Class GS, IF, IO, 6.332%, 02/25/39	1,839
7,228	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	796
9,053	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	909
14,543	Series 2009-17, Class QS, IF, IO, 6.432%, 03/25/39	2,103

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,494	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	366
994	Series 2009-47, Class MT, 7.000%, 07/25/39	1,122
8,377	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	1,215
10,000	Series 2009-59, Class HB, 5.000%, 08/25/39	11,193
924	Series 2009-63, Class P, 5.000%, 03/25/37	995
8,586	Series 2009-69, Class WA, VAR, 6.024%, 09/25/39	9,633
6,534	Series 2009-70, Class CO, PO, 01/25/37	5,913
15,463	Series 2009-84, Class WS, IF, IO, 5.682%, 10/25/39	1,983
30,089	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	5,109
33,166	Series 2009-86, Class OT, PO, 10/25/37	28,831
29,809	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	2,079
14,896	Series 2009-99, Class SC, IF, IO, 5.962%, 12/25/39	1,947
9,275	Series 2009-99, Class WA, VAR, 6.303%, 12/25/39	10,678
15,853	Series 2009-103, Class MB, 4.000%, 12/25/39	16,884
20,310	Series 2009-112, Class ST, IF, IO, 6.032%, 01/25/40	2,344
3,317	Series 2009-113, Class AO, PO, 01/25/40	3,009
3,044	Series 2010-1, Class WA, VAR, 6.153%, 02/25/40	3,462
8,939	Series 2010-14, Class FJ, VAR, 0.818%, 03/25/40	8,959
7,882	Series 2010-16, Class WA, VAR, 6.442%, 03/25/40	9,088
6,952	Series 2010-16, Class WB, VAR, 6.215%, 03/25/40	7,934
18,504	Series 2010-35, Class SB, IF, IO, 6.202%, 04/25/40	2,243
3,000	Series 2010-35, Class SJ, IF, 16.939%, 04/25/40	4,157
1,786	Series 2010-39, Class OT, PO, 10/25/35	1,628
7,039	Series 2010-40, Class FJ, VAR, 0.818%, 04/25/40	7,063
15,832	Series 2010-42, Class S, IF, IO, 6.182%, 05/25/40	1,936
2,134	Series 2010-45, Class BD, 4.500%, 11/25/38	2,329

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
2,716		Series 2010-47, Class AV, 5.000%, 05/25/21	3,008
17,043		Series 2010-49, Class SC, IF, 12.223%, 03/25/40	19,849
9,760		Series 2010-58, Class MB, 5.500%, 06/25/40	11,262
59,320		Series 2010-64, Class DM, 5.000%, 06/25/40	64,206
2,000		Series 2010-102, Class PN, 5.000%, 09/25/40	2,245
12,313		Series 2010-103, Class SB, IF, IO, 5.882%, 11/25/49	1,725
66,730		Series 2010-111, Class AE, 5.500%, 04/25/38	71,042
19,500		Series 2010-111, Class AM, 5.500%, 10/25/40	21,738
37,873		Series 2010-125, Class SA, IF, IO, 4.222%, 11/25/40	3,594
46,201		Series 2010-133, Class A, 5.500%, 05/25/38	49,441
21,444		Series 2010-148, Class MA, 4.000%, 02/25/39	23,023
16,520		Series 2011-2, Class WA, VAR, 5.728%, 02/25/51	18,192
7,210		Series 2011-17, Class EF, VAR, 0.518%, 07/25/25	7,191
2,847		Series 2011-22, Class MA, 6.500%, 04/25/38	3,206
105,645		Series 2011-30, Class LS, IO, VAR, 4.835%, 04/25/41	8,304
10,138		Series 2011-47, Class ZA, 5.500%, 07/25/38	11,546
4,772		Series 2011-58, Class WA, VAR, 5.419%, 07/25/51	5,279
13,919		Series 2011-75, Class FA, VAR, 0.768%, 08/25/41	13,928
17		Series G-14, Class L, 8.500%, 06/25/21	20
1		Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	26
84		Series G-18, Class Z, 8.750%, 06/25/21	98
21		Series G-22, Class G, 6.000%, 12/25/16	23
75		Series G-28, Class S, IF, 14.850%, 09/25/21	102
131		Series G-35, Class M, 8.750%, 10/25/21	150
25		Series G-51, Class SA, HB, IF, 23.729%, 12/25/21	38
1		Series G92-15, Class Z, 7.000%, 01/25/22	1
—	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	54
574		Series G92-35, Class E, 7.500%, 07/25/22	645

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	6
53		Series G92-42, Class Z, 7.000%, 07/25/22	59
1,678		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,913
755		Series G92-45, Class Z, 6.000%, 08/25/22	814
52		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	51
709		Series G92-54, Class ZQ, 7.500%, 09/25/22	801
53		Series G92-59, Class F, VAR, 2.038%, 10/25/22	55
106		Series G92-61, Class Z, 7.000%, 10/25/22	128
76		Series G92-62, Class B, PO, 10/25/22	64
362		Series G93-1, Class KA, 7.900%, 01/25/23	416
141		Series G93-5, Class Z, 6.500%, 02/25/23	158
105		Series G93-14, Class J, 6.500%, 03/25/23	117
248		Series G93-17, Class SI, IF, 6.000%, 04/25/23	258
234		Series G93-27, Class FD, VAR, 1.130%, 08/25/23	237
58		Series G93-37, Class H, PO, 09/25/23	49
165		Series G95-1, Class C, 8.800%, 01/25/25	192
		Federal National Mortgage Association STRIPS,
6		Series 23, Class 2, IO, 10.000%, 09/01/17	1
4		Series 50, Class 2, IO, 10.500%, 03/01/19	1
54		Series 218, Class 2, IO, 7.500%, 04/01/23	10
32		Series 265, Class 2, 9.000%, 03/01/24	38
911		Series 329, Class 1, PO, 01/01/33	814
2,943		Series 339, Class 18, IO, 4.500%, 07/01/18	262
4,100		Series 339, Class 21, IO, 4.500%, 07/01/18	345
2,096		Series 339, Class 28, IO, 5.500%, 07/01/18	218
1,398		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	171
5,007		Series 365, Class 8, IO, 5.500%, 05/01/36	886
585		Series 368, Class 3, IO, 4.500%, 11/01/20	51
3,453		Series 374, Class 5, IO, 5.500%, 08/01/36	596
4,473		Series 383, Class 33, IO, 6.000%, 01/01/38	711
1,153		Series 393, Class 6, IO, 5.500%, 04/25/37	140
		Federal National Mortgage Association Whole Loan,
2,766		Series 2003-W1, Class 1A1, VAR, 6.333%, 12/25/42	3,290
660		Series 2003-W1, Class 2A, VAR, 7.181%, 12/25/42	783
2,370		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	2,727
1,444		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,620

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
584	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	652
4,595	Series 2003-W6, Class 3A, 6.500%, 09/25/42	5,355
5,327	Series 2003-W8, Class 2A, 7.000%, 10/25/42	6,154
1,121	Series 2003-W8, Class 3F1, VAR, 0.618%, 05/25/42	1,114
7,151	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	8,352
6,800	Series 2004-W10, Class A6, 5.750%, 08/25/34	7,500
2,297	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	2,577
7,123	Series 2004-W15, Class 2AF, VAR, 0.468%, 08/25/44	7,082
2,438	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,824
2,276	Series 2004-W8, Class 3A, 7.500%, 06/25/44	2,656
4,333	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,079
53,198	Series 2005-W3, Class 2AF, VAR, 0.438%, 03/25/45	52,945
3,246	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	3,642
25,686	Series 2006-W2, Class 1AF1, VAR, 0.438%, 02/25/36	25,562
5,975	Series 2006-W2, Class 2A, VAR, 2.917%, 11/25/35	6,176
5,982	Series 2006-W3, Class 2A, 6.000%, 09/25/46	6,680
54,514	Series 2007-W1, Class 1AF1, VAR, 0.478%, 11/25/46	54,333
894	Series 2007-W10, Class 2A, VAR, 6.214%, 08/25/47	1,004
4,306	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	4,751
2,680	Series 2007-W5, Class PO, PO, 06/25/37	2,344
3,046	Series 2007-W7, Class 1A4, HB, IF, 37.870%, 07/25/37	5,281
32,498	Series 2009-W1, Class A, 6.000%, 12/25/49	36,458
	Government National Mortgage Association,
1,512	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,809
1,442	Series 1994-4, Class KQ, 7.988%, 07/16/24	1,669
5,252	Series 1994-7, Class PQ, 6.500%, 10/16/24	6,091
326	Series 1995-3, Class DQ, 8.050%, 06/16/25	378
81	Series 1995-7, Class CQ, 7.500%, 09/16/25	92

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,233	Series 1996-16, Class E, 7.500%, 08/16/26	1,415
936	Series 1997-8, Class PN, 7.500%, 05/16/27	1,070
209	Series 1997-11, Class D, 7.500%, 07/20/27	241
614	Series 1998-26, Class K, 7.500%, 09/17/25	712
4,575	Series 1999-4, Class ZB, 6.000%, 02/20/29	5,115
4,269	Series 1999-10, Class ZC, 6.500%, 04/20/29	4,929
604	Series 1999-30, Class S, IF, IO, 8.392%, 08/16/29	124
31	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	35
490	Series 1999-40, Class ZW, 7.500%, 11/20/29	541
913	Series 1999-41, Class Z, 8.000%, 11/16/29	1,067
408	Series 1999-44, Class PC, 7.500%, 12/20/29	472
4,765	Series 1999-44, Class ZC, 8.500%, 12/16/29	5,929
742	Series 1999-44, Class ZG, 8.000%, 12/20/29	866
963	Series 2000-6, Class Z, 7.500%, 02/20/30	1,089
370	Series 2000-9, Class Z, 8.000%, 06/20/30	433
4,754	Series 2000-9, Class ZJ, 8.500%, 02/16/30	5,881
547	Series 2000-12, Class ST, HB, IF, 38.559%, 02/16/30	1,111
1,296	Series 2000-14, Class PD, 7.000%, 02/16/30	1,493
360	Series 2000-16, Class ZN, 7.500%, 02/16/30	387
4,325	Series 2000-21, Class Z, 9.000%, 03/16/30	5,430
747	Series 2000-26, Class TZ, 8.500%, 09/20/30	869
198	Series 2000-26, Class Z, 7.750%, 09/20/30	230
37	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	40
602	Series 2000-31, Class Z, 9.000%, 10/20/30	707
343	Series 2000-35, Class ZA, 9.000%, 11/20/30	382
52	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	17
1,193	Series 2000-37, Class B, 8.000%, 12/20/30	1,400
208	Series 2000-38, Class AH, 7.150%, 12/20/30	252
343	Series 2001-4, Class SJ, IF, IO, 7.940%, 01/19/30	99
267	Series 2001-6, Class SD, IF, IO, 8.342%, 03/16/31	93
1,099	Series 2001-7, Class PK, 6.500%, 03/20/31	1,195
1,617	Series 2001-8, Class Z, 6.500%, 03/20/31	1,869
2,363	Series 2001-22, Class PS, HB, IF, 20.461%, 03/17/31	3,350
59	Series 2001-32, Class WA, IF, 19.592%, 07/20/31	87

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
465	Series 2001-35, Class SA, IF, IO, 8.042%, 08/16/31	128
355	Series 2001-36, Class S, IF, IO, 7.842%, 08/16/31	95
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,423
3,064	Series 2001-64, Class MQ, 6.500%, 12/20/31	3,260
445	Series 2002-3, Class SP, IF, IO, 7.182%, 01/16/32	114
855	Series 2002-7, Class PG, 6.500%, 01/20/32	1,015
1,912	Series 2002-24, Class AG, IF, IO, 7.742%, 04/16/32	461
171	Series 2002-24, Class SB, IF, 11.613%, 04/16/32	208
263	Series 2002-31, Class S, IF, IO, 8.492%, 01/16/31	74
4,480	Series 2002-31, Class SE, IF, IO, 7.292%, 04/16/30	951
2,072	Series 2002-40, Class UK, 6.500%, 06/20/32	2,410
71	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	78
8,285	Series 2002-45, Class QE, 6.500%, 06/20/32	9,730
2,496	Series 2002-47, Class PG, 6.500%, 07/16/32	2,915
930	Series 2002-47, Class PY, 6.000%, 07/20/32	1,048
4,162	Series 2002-47, Class ZA, 6.500%, 07/20/32	4,759
165	Series 2002-51, Class SG, HB, IF, 31.577%, 04/20/31	313
2,781	Series 2002-52, Class GH, 6.500%, 07/20/32	3,199
1,208	Series 2002-54, Class GB, 6.500%, 08/20/32	1,389
2,120	Series 2002-69, Class PO, PO, 02/20/32	2,004
326	Series 2002-70, Class AV, 6.000%, 03/20/12	327
2,232	Series 2002-70, Class PS, IF, IO, 7.487%, 08/20/32	276
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,707
955	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	49
1,005	Series 2003-4, Class NY, 5.500%, 12/20/13	1,056
719	Series 2003-8, Class PO, PO, 01/16/32	686
2,243	Series 2003-11, Class SK, IF, IO, 7.492%, 02/16/33	516
932	Series 2003-12, Class SP, IF, IO, 7.487%, 02/20/33	215
367	Series 2003-24, Class PO, PO, 03/16/33	296

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,529	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,355
672	Series 2003-34, Class TO, PO, 02/16/32	642
1,787	Series 2003-40, Class TC, 7.500%, 03/20/33	1,877
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,800
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,348
2,072	Series 2003-46, Class TC, 6.500%, 03/20/33	2,424
1,559	Series 2003-52, Class AP, PO, 06/16/33	1,228
3,196	Series 2003-58, Class BE, 6.500%, 01/20/33	3,718
442	Series 2003-60, Class NS, IF, 16.042%, 07/16/33	468
5,621	Series 2003-75, Class ZX, 6.000%, 09/16/33	6,474
1,466	Series 2003-76, Class LS, IF, IO, 6.987%, 09/20/31	105
252	Series 2003-90, Class PO, PO, 10/20/33	213
3,514	Series 2003-97, Class SA, IF, IO, 6.342%, 11/16/33	746
3,221	Series 2003-112, Class SA, IF, IO, 6.342%, 12/16/33	611
20,000	Series 2003-112, Class TS, IF, IO, 6.737%, 10/20/32	3,439
905	Series 2003-114, Class SH, IF, 14.321%, 11/17/32	1,117
9,808	Series 2004-11, Class SW, IF, IO, 5.287%, 02/20/34	1,229
4,730	Series 2004-15, Class SA, IF, 19.077%, 12/20/32	5,968
347	Series 2004-27, Class VJ, 6.000%, 02/20/15	349
1,149	Series 2004-28, Class S, IF, 19.090%, 04/16/34	1,609
3,430	Series 2004-34, Class JO, PO, 02/20/34	3,210
3,541	Series 2004-46, Class PO, PO, 06/20/34	3,015
5,527	Series 2004-49, Class Z, 6.000%, 06/20/34	6,625
1,788	Series 2004-68, Class PO, PO, 05/20/31	1,690
1,912	Series 2004-71, Class SB, HB, IF, 28.418%, 09/20/34	2,713
1,912	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	1,874
1,687	Series 2004-73, Class AE, IF, 14.425%, 08/17/34	2,088
9,630	Series 2004-73, Class JL, IF, IO, 6.342%, 09/16/34	1,767
1,225	Series 2004-83, Class AP, IF, 13.806%, 10/16/34	1,457
774	Series 2004-85, Class PO, PO, 01/17/33	720
1,136	Series 2004-87, Class SB, IF, 7.431%, 03/17/33	1,230

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,073	Series 2004-89, Class LS, HB, IF, 23.619%, 10/16/34	1,747
21,393	Series 2004-90, Class SI, IF, IO, 5.887%, 10/20/34	3,074
9,546	Series 2004-96, Class SC, IF, IO, 5.867%, 11/20/34	1,427
10,500	Series 2005-3, Class SB, IF, IO, 5.887%, 01/20/35	1,482
15,543	Series 2005-3, Class SK, IF, IO, 6.537%, 01/20/35	2,719
1,358	Series 2005-6, Class GS, IF, 13.074%, 12/20/32	1,613
4,461	Series 2005-7, Class JM, IF, 16.262%, 05/18/34	5,183
16,150	Series 2005-17, Class SL, IF, IO, 6.487%, 07/20/34	2,853
2,250	Series 2005-35, Class FL, VAR, 0.563%, 03/20/32	2,235
1,710	Series 2005-44, Class SP, IF, 11.774%, 10/20/34	1,983
1,783	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	352
266	Series 2005-65, Class SA, HB, IF, 21.925%, 08/20/35	342
584	Series 2005-66, Class SP, HB, IF, 20.139%, 08/16/35	801
7,387	Series 2005-68, Class DP, IF, 15.932%, 06/17/35	8,808
34,818	Series 2005-68, Class KI, IF, IO, 6.087%, 09/20/35	5,920
6,626	Series 2005-69, Class SY, IF, IO, 6.537%, 11/20/33	1,170
2,767	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,249
1,576	Series 2005-82, Class PO, PO, 10/20/35	1,321
3,159	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	596
1,077	Series 2005-93, Class JO, PO, 03/20/31	1,041
3,008	Series 2006-16, Class OP, PO, 03/20/36	2,500
3,552	Series 2006-20, Class QA, 5.750%, 02/20/36	3,929
5,561	Series 2006-33, Class Z, 6.500%, 07/20/36	6,891
754	Series 2006-34, Class PO, PO, 07/20/36	627
912	Series 2006-38, Class SW, IF, IO, 6.287%, 06/20/36	118
5,808	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,042
10,665	Series 2006-40, Class VB, 6.000%, 11/20/26	11,103
1,962	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,278

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,339	Series 2006-59, Class SD, IF, IO, 6.487%, 10/20/36	830
11,039	Series 2006-65, Class SA, IF, IO, 6.587%, 11/20/36	1,702
8,178	Series 2007-9, Class CI, IF, IO, 5.987%, 03/20/37	1,187
13,819	Series 2007-9, Class DI, IF, IO, 6.297%, 03/20/37	2,065
17,482	Series 2007-17, Class AF, VAR, 0.408%, 04/16/37	17,377
12,200	Series 2007-17, Class JI, IF, IO, 6.602%, 04/16/37	2,092
4,733	Series 2007-17, Class JO, PO, 04/16/37	3,923
6,070	Series 2007-19, Class SD, IF, IO, 5.987%, 04/20/37	863
3,815	Series 2007-25, Class FN, VAR, 0.508%, 05/16/37	3,790
14,611	Series 2007-26, Class SC, IF, IO, 5.987%, 05/20/37	2,318
31,989	Series 2007-26, Class SW, IF, IO, 5.987%, 05/20/37	5,053
10,226	Series 2007-27, Class SD, IF, IO, 5.987%, 05/20/37	1,768
1,111	Series 2007-28, Class BO, PO, 05/20/37	924
12,585	Series 2007-35, Class PO, PO, 06/16/37	10,192
927	Series 2007-35, Class TO, PO, 04/20/35	890
1,903	Series 2007-36, Class HO, PO, 06/16/37	1,595
8,157	Series 2007-36, Class SE, IF, IO, 6.262%, 06/16/37	1,202
11,028	Series 2007-36, Class SJ, IF, IO, 6.037%, 06/20/37	1,661
8,350	Series 2007-40, Class SD, IF, IO, 6.537%, 07/20/37	1,272
14,673	Series 2007-40, Class SN, IF, IO, 6.467%, 07/20/37	2,091
20,267	Series 2007-42, Class SC, IF, IO, 6.537%, 07/20/37	3,070
12,682	Series 2007-45, Class QA, IF, IO, 6.427%, 07/20/37	1,828
2,721	Series 2007-49, Class NO, PO, 12/20/35	2,566
4,376	Series 2007-50, Class AI, IF, IO, 6.562%, 08/20/37	706
7,821	Series 2007-53, Class ES, IF, IO, 6.337%, 09/20/37	1,045
3,078	Series 2007-53, Class SW, IF, 19.566%, 09/20/37	4,056
12,084	Series 2007-57, Class PO, PO, 03/20/37	10,103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
11,377	Series 2007-57, Class QA, IF, IO, 6.287%, 10/20/37	1,624
11,722	Series 2007-67, Class SI, IF, IO, 6.297%, 11/20/37	1,690
6,000	Series 2007-70, Class TA, 5.750%, 08/20/36	6,388
9,104	Series 2007-71, Class SB, IF, IO, 6.487%, 07/20/36	1,044
10,000	Series 2007-72, Class US, IF, IO, 6.337%, 11/20/37	1,323
11,042	Series 2007-73, Class MI, IF, IO, 5.787%, 11/20/37	1,419
6,851	Series 2007-74, Class SL, IF, IO, 6.332%, 11/16/37	1,152
21,499	Series 2007-76, Class SB, IF, IO, 6.287%, 11/20/37	3,093
16,060	Series 2007-79, Class SY, IF, IO, 6.337%, 12/20/37	2,126
12,346	Series 2007-82, Class SA, IF, IO, 6.317%, 12/20/37	1,697
1,165	Series 2008-7, Class SK, IF, 19.311%, 11/20/37	1,501
1,635	Series 2008-7, Class SP, IF, 12.974%, 10/20/37	1,916
3,402	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	635
3,209	Series 2008-20, Class PO, PO, 09/20/37	2,753
1,562	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	180
7,242	Series 2008-25, Class SB, IF, IO, 6.687%, 03/20/38	1,125
3,585	Series 2008-29, Class PO, PO, 02/17/33	3,122
16,993	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	2,497
5,090	Series 2008-33, Class XS, IF, IO, 7.492%, 04/16/38	852
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	6,966
13,620	Series 2008-36, Class SH, IF, IO, 6.087%, 04/20/38	1,906
28,421	Series 2008-40, Class SA, IF, IO, 6.192%, 05/16/38	5,739
11,814	Series 2008-41, Class SA, IF, IO, 6.127%, 05/20/38	1,703
1,436	Series 2008-43, Class NA, 5.500%, 11/20/37	1,538
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	4,090
4,260	Series 2008-55, Class SA, IF, IO, 5.987%, 06/20/38	624

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
17,453	Series 2008-60, Class CS, IF, IO, 5.937%, 07/20/38	2,274
3,075	Series 2008-60, Class PO, PO, 01/20/38	2,751
1,639	Series 2008-64, Class ED, 6.500%, 04/20/28	1,812
10,000	Series 2008-65, Class ME, 5.750%, 09/20/37	11,141
10,798	Series 2008-69, Class QD, 5.750%, 07/20/38	12,118
6,805	Series 2008-71, Class SC, IF, IO, 5.787%, 08/20/38	908
17,391	Series 2008-76, Class US, IF, IO, 5.687%, 09/20/38	2,295
8,206	Series 2008-79, Class CS, IF, 6.587%, 06/20/35	8,678
32,637	Series 2008-81, Class S, IF, IO, 5.987%, 09/20/38	5,241
14,954	Series 2008-93, Class AS, IF, IO, 5.487%, 12/20/38	1,895
32,337	Series 2008-95, Class DS, IF, IO, 7.087%, 12/20/38	5,649
9,472	Series 2008-96, Class SL, IF, IO, 5.787%, 12/20/38	1,190
10,544	Series 2009-6, Class SA, IF, IO, 5.892%, 02/16/39	1,320
10,145	Series 2009-6, Class SH, IF, IO, 5.827%, 02/20/39	1,334
16,037	Series 2009-10, Class SA, IF, IO, 5.737%, 02/20/39	2,124
5,885	Series 2009-10, Class SL, IF, IO, 6.292%, 03/16/34	728
11,966	Series 2009-11, Class SC, IF, IO, 5.942%, 02/16/39	1,575
4,361	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	763
8,920	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	1,638
28,453	Series 2009-22, Class SA, IF, IO, 6.057%, 04/20/39	3,864
15,473	Series 2009-24, Class DS, IF, IO, 6.087%, 03/20/39	1,939
7,645	Series 2009-25, Class SE, IF, IO, 7.387%, 09/20/38	1,345
15,791	Series 2009-31, Class ST, IF, IO, 6.137%, 03/20/39	2,062
19,007	Series 2009-31, Class TS, IF, IO, 6.087%, 03/20/39	2,553
4,721	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	848

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,738	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	881
12,270	Series 2009-35, Class SN, IF, IO, 6.192%, 12/16/38	1,532
24,207	Series 2009-42, Class SC, IF, IO, 5.867%, 06/20/39	3,158
16,832	Series 2009-43, Class SA, IF, IO, 5.737%, 06/20/39	2,208
10,764	Series 2009-44, Class MV, 6.000%, 04/20/20	12,140
3,868	Series 2009-44, Class VA, 5.500%, 05/16/20	4,271
34,743	Series 2009-64, Class SN, IF, IO, 5.892%, 07/16/39	4,356
6,057	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	1,023
21,725	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	2,850
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,615
15,842	Series 2009-79, Class OK, PO, 11/16/37	13,413
32,083	Series 2009-81, Class SB, IF, IO, 5.877%, 09/20/39	4,207
14,856	Series 2009-83, Class TS, IF, IO, 5.887%, 08/20/39	1,920
4,552	Series 2009-89, Class VA, 5.000%, 07/20/20	5,103
54,687	Series 2009-102, Class SM, IF, IO, 6.192%, 06/16/39	6,870
3,741	Series 2009-104, Class AB, 7.000%, 08/16/39	4,484
21,481	Series 2009-106, Class AS, IF, IO, 6.192%, 11/16/39	2,741
80,221	Series 2009-106, Class ST, IF, IO, 5.787%, 02/20/38	11,604
6,179	Series 2009-121, Class VA, 5.500%, 11/20/20	7,070
7,351	Series 2010-14, Class AO, PO, 12/20/32	6,478
2,804	Series 2010-14, Class AO, PO, 11/20/35	2,381
4,500	Series 2010-14, Class CO, PO, 08/20/35	3,220
1,146	Series 2010-14, Class EO, PO, 06/16/33	1,082
36,635	Series 2010-14, Class QP, 6.000%, 12/20/39	40,014
5,296	Series 2010-41, Class WA, VAR, 5.853%, 10/20/33	5,943
3,400	Series 2010-103, Class WA, VAR, 5.767%, 08/20/34	3,843

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,267	Series 2010-129, Class AW, VAR, 6.151%, 04/20/37	4,851
30,773	Series 2010-130, Class CP, 7.000%, 10/16/40	36,400
21,890	Series 2010-157, Class OP, PO, 12/20/40	17,247
1,895	Series 2011-22, Class WA, 5.947%, 02/20/37	2,157
5,627	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,621
33,135	Series 2011-75, Class SM, IF, IO, 6.387%, 05/20/41	5,053
7,866	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	8,918
	NCUA Guaranteed Notes,
72,161	Series 2010-C1, Class APT, 2.650%, 10/29/20	74,878
32,060	Series 2010-R3, Class 1A, VAR, 0.761%, 12/08/20	32,310
9,595	Series 2010-R3, Class 3A, 2.400%, 12/08/20	9,883
	Vendee Mortgage Trust,
12,050	Series 1993-1, Class ZB, 7.250%, 02/15/23	14,008
2,378	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	2,629
8,524	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	9,658
3,407	Series 1996-1, Class 1Z, 6.750%, 02/15/26	4,007
1,610	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,893
4,755	Series 1997-1, Class 2Z, 7.500%, 02/15/27	5,630
3,255	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,819

		5,041,243

	Non-Agency CMO — 12.0%
6,426	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	6,073
62	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	62
	AH Mortgage Advance Trust,
23,366	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	23,362
7,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	7,000
	American General Mortgage Loan Trust,
3,758	Series 2006-1, Class A5, VAR, 5.736%, 12/25/35 (e)	3,869
24,489	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	24,588
16,389	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	16,548

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	33,781
11,515	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	11,807
8,500	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.100%, 09/25/35	3,304
	ASG Resecuritization Trust,
7,313	Series 2009-1, Class A60, VAR, 5.218%, 06/26/37 (e)	7,386
19,373	Series 2009-2, Class A55, VAR, 5.367%, 05/24/36 (e)	19,193
5,300	Series 2009-2, Class G60, VAR, 5.345%, 05/24/36 (e)	5,024
38,400	Series 2009-3, Class A65, VAR, 5.235%, 03/26/37 (e)	38,096
22,169	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	22,502
4,582	Series 2009-5, Class A50, VAR, 5.568%, 02/28/37 (e)	4,662
9,426	Series 2010-1, Class A85, VAR, 0.621%, 02/27/36 (e)	9,049
16,037	Series 2010-2, Class A60, VAR, 4.964%, 01/28/37 (e)	16,157
16,082	Series 2010-3, Class 2A22, VAR, 0.395%, 10/28/36 (e)	15,599
9,423	Series 2010-4, Class 1A22, VAR, 0.351%, 07/28/36 (e) (f) (i)	9,164
4,533	Series 2010-4, Class 2A20, VAR, 0.344%, 11/28/36 (e)	4,408
6,665	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	6,650
9,596	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	10,124
9,647	Series 2011-1, Class 3A50, VAR, 2.555%, 11/28/35 (e) (f) (i)	9,261
2,399	Series 2011-2, Class A48S, HB, IF, 23.364%, 02/28/36 (e)	3,286
	Banc of America Alternative Loan Trust,
396	Series 2003-1, Class APO, PO, 02/25/33	252
4,644	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	4,780
6,933	Series 2003-7, Class 2A4, 5.000%, 09/25/18	7,074
7,911	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	8,132
8,898	Series 2003-11, Class 1A1, 6.000%, 01/25/34	8,914

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
7,189	Series 2003-11, Class 2A1, 6.000%, 01/25/34	7,219
956	Series 2003-11, Class PO, PO, 01/25/34	784
2,566	Series 2004-1, Class 1A1, 6.000%, 02/25/34	2,696
2,486	Series 2004-1, Class 5A1, 5.500%, 02/25/19	2,510
509	Series 2004-6, Class 15PO, PO, 07/25/19	394
1,142	Series 2004-6, Class 3A2, 6.000%, 07/25/34	1,155
3,820	Series 2004-8, Class 3A1, 5.500%, 09/25/19	3,812
1,373	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,218
4,229	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	764
2,745	Banc of America Commercial Mortgage, Inc., Series 2004-J, Class 3A1, VAR, 5.089%, 11/25/34	2,291
	Banc of America Funding Corp.,
1,326	Series 2004-1, Class PO, PO, 03/25/34	1,061
1,766	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	1,815
2,862	Series 2004-3, Class 1A7, 5.500%, 10/25/34	2,872
3,910	Series 2004-C, Class 1A1, VAR, 5.033%, 12/20/34	3,713
1,964	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,901
1,782	Series 2005-7, Class 30PO, PO, 11/25/35	1,401
804	Series 2005-8, Class 30PO, PO, 01/25/36	644
3,468	Series 2005-E, Class 4A1, VAR, 2.772%, 03/20/35	3,118
2,142	Series 2006-1, Class XPO, PO, 01/25/36	1,665
18,291	Series 2010-R11A, Class 1A6, VAR, 5.421%, 08/26/35 (e)	18,734
4,053	Series 2010-R4, Class 5A1, VAR, 0.369%, 07/26/36 (e)	3,921
14,857	Series 2010-R5, Class 5A6, VAR, 0.519%, 05/26/37 (e)	14,399
1,089	Series 2010-R7, Class A1, VAR, 0.399%, 06/25/46 (e) (f) (i)	1,071
	Banc of America Mortgage Securities, Inc.,
10,000	Series 2003-3, Class 1A7, 5.500%, 05/25/33	10,259
3,710	Series 2003-3, Class 2A1, VAR, 0.768%, 05/25/18	3,532

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,173	Series 2003-5, Class 3A1, 7.500%, 02/25/31	1,225
1,763	Series 2003-6, Class 2A1, VAR, 0.668%, 08/25/18	1,685
238	Series 2003-7, Class A2, 4.750%, 09/25/18	246
709	Series 2003-8, Class APO, PO, 11/25/33	590
1,415	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	1,358
4,486	Series 2003-E, Class 2A2, VAR, 2.883%, 06/25/33	4,082
453	Series 2004-1, Class APO, PO, 02/25/34	386
4,871	Series 2004-3, Class 15IO, IO, VAR, 0.236%, 04/25/19	24
16,500	Series 2004-3, Class 1A26, 5.500%, 04/25/34	16,882
279	Series 2004-4, Class APO, PO, 05/25/34	235
3,870	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,868
1,930	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,986
811	Series 2004-6, Class 2A7, 5.500%, 07/25/34	841
1,471	Series 2004-6, Class APO, PO, 07/25/34	1,217
102	Series 2004-8, Class 5PO, PO, 05/25/32	90
579	Series 2004-8, Class XPO, PO, 10/25/34	490
2,283	Series 2004-9, Class 3A1, 6.500%, 09/25/32	2,403
218	Series 2004-9, Class 3PO, PO, 09/25/32	190
5,314	Series 2005-1, Class 2A1, 5.000%, 02/25/20	5,315
	BCAP LLC Trust,
15,290	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	15,309
2,519	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	2,522
17,932	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	18,224
6,912	Series 2009-RR14, Class 3A2, VAR, 2.720%, 08/26/35 (e)	6,428
2,625	Series 2009-RR14, Class 4A1, VAR, 2.757%, 03/26/36 (e)	2,617
11,020	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	11,199
2,940	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	2,947
3,589	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	3,585

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,377	Series 2010-RR4, Class 2A1, VAR, 0.969%, 06/26/37 (e)	4,070
4,241	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	4,154
12,601	Series 2010-RR5, Class 2A5, VAR, 5.198%, 04/26/37 (e)	12,522
7,652	Series 2010-RR6, Class 22A3, VAR, 5.191%, 06/26/36 (e)	7,652
4,229	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	4,103
8,595	Series 2010-RR7, Class 15A1, VAR, 1.019%, 01/26/36 (e)	8,015
12,193	Series 2010-RR7, Class 16A1, VAR, 0.952%, 02/26/47 (e)	11,265
17,506	Series 2010-RR7, Class 1A5, VAR, 5.011%, 04/26/35 (e)	17,176
35,027	Series 2010-RR7, Class 2A1, VAR, 5.127%, 07/26/45 (e)	33,114
8,058	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	7,966
10,000	Series 2010-RR8, Class 3A4, VAR, 5.083%, 05/26/35 (e)	9,020
8,456	Series 2011-RR2, Class 3A3, VAR, 2.931%, 11/21/35 (e)	8,456
17,563	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	16,773
23,275	Series 2011-RR5, Class 14A3, VAR, 2.846%, 07/26/36 (e) (f) (i)	22,286
26,995	Series 2011-RR5-I, Class 11A3, VAR, 0.369%, 05/28/36 (e)	25,105
	Bear Stearns Adjustable Rate Mortgage Trust,
4,346	Series 2003-2, Class A5, VAR, 2.602%, 01/25/33 (e)	4,060
487	Series 2003-7, Class 3A, VAR, 2.654%, 10/25/33	453
6,417	Series 2004-2, Class 14A, VAR, 5.020%, 05/25/34	6,380
15,830	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	14,693
11,236	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	9,586
6,947	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.718%, 03/25/35	5,460
	Cendant Mortgage Corp.,
1,205	Series 2003-8, Class 1P, PO, 10/25/33	990
371	Series 2004-1, Class P, PO, 02/25/34	298
	Chase Mortgage Finance Corp.,
3,817	Series 2003-S10, Class A1, 4.750%, 11/25/18	3,932

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,223	Series 2003-S2, Class A1, 5.000%, 03/25/18	1,243
740	Series 2003-S6, Class A1, 5.000%, 06/25/18	755
2,302	Series 2003-S9, Class AP, PO, 10/25/18	2,164
6,404	Series 2007-A1, Class 2A1, VAR, 2.753%, 02/25/37	6,122
1,005	Series 2007-A1, Class 7A1, VAR, 2.758%, 02/25/37	943
3,230	Series 2007-A1, Class 9A1, VAR, 2.790%, 02/25/37	3,116
2,482	Series 2007-A2, Class 1A1, VAR, 2.775%, 07/25/37	2,174
3,723	Series 2007-A2, Class 2A1, VAR, 2.955%, 07/25/37	3,511
	Citicorp Mortgage Securities, Inc.,
161	Series 1993-14, Class A3, VAR, 1.418%, 11/25/23	154
1,037	Series 2003-6, Class 1A2, 4.500%, 05/25/33	1,045
3,117	Series 2004-1, Class 3A1, 4.750%, 01/25/34	3,147
8,220	Series 2004-4, Class A4, 5.500%, 06/25/34	8,580
915	Series 2004-5, Class 2A5, 4.500%, 08/25/34	945
1,615	Series 2006-1, Class 2A1, 5.000%, 02/25/21	1,600
5,000	Series 2006-4, Class 1A2, 6.000%, 08/25/36	4,736
	Citigroup Mortgage Loan Trust, Inc.,
4,383	Series 2003-1, Class 2A5, 5.250%, 10/25/33	4,447
599	Series 2003-1, Class 2A6, PO, 10/25/33	484
574	Series 2003-1, Class PO2, PO, 10/25/33	471
444	Series 2003-1, Class PO3, PO, 09/25/33	368
41	Series 2003-1, Class WPO1, PO, 06/25/16	40
508	Series 2003-UP3, Class A3, 7.000%, 09/25/33	520
2,242	Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,346
468	Series 2003-UST1, Class PO1, PO, 12/25/18	434
329	Series 2003-UST1, Class PO3, PO, 12/25/18	307
2,427	Series 2004-UST1, Class A6, VAR, 5.093%, 08/25/34	2,422
614	Series 2005-1, Class 2A1A, VAR, 2.724%, 04/25/35	379
4,735	Series 2005-2, Class 2A11, 5.500%, 05/25/35	4,616

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,766	Series 2005-5, Class 1A2, VAR, 2.701%, 08/25/35	975
24,849	Series 2008-AR4, Class 1A1A, VAR, 5.240%, 11/25/38 (e)	24,513
4,811	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	5,027
15,023	Series 2009-10, Class 1A1, VAR, 2.589%, 09/25/33 (e)	14,854
11,841	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	12,292
13,000	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	13,357
6,403	Series 2010-7, Class 10A1, VAR, 2.729%, 02/25/35 (e)	6,364
2,397	Series 2010-7, Class 4A1, VAR, 1.188%, 09/25/37 (e)	2,382
6,456	Series 2010-10, Class 2A1, VAR, 2.655%, 02/25/36 (e)	6,375
6,820	Series 2011-3, Class 1A1, VAR, 0.298%, 02/25/47 (e)	6,667
	Countrywide Alternative Loan Trust,
2,223	Series 2002-8, Class A4, 6.500%, 07/25/32	2,339
389	Series 2002-12, Class PO, PO, 11/25/32	251
3,541	Series 2002-18, Class M, 6.000%, 02/25/33	3,371
583	Series 2003-6T2, Class A6, 5.500%, 06/25/33	548
10,969	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,447
2,630	Series 2004-14T2, Class A5, 5.500%, 08/25/34	2,592
7,637	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	7,815
1,102	Series 2005-5R, Class A1, 5.250%, 12/25/18	1,121
9,568	Series 2005-1CB, Class 1A6, IF, IO, 6.882%, 03/25/35	1,244
19,382	Series 2005-20CB, Class 3A8, IF, IO, 4.532%, 07/25/35	2,229
21,198	Series 2005-22T1, Class A2, IF, IO, 4.852%, 06/25/35	2,504
263	Series 2005-26CB, Class A10, IF, 12.654%, 07/25/35	268
7,730	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,048
134	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	130
304	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	270

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
67,691	Series 2005-37T1, Class A2, IF, IO, 4.832%, 09/25/35	9,124
9,300	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	7,688
39,159	Series 2005-54CB, Class 1A2, IF, IO, 4.632%, 11/25/35	5,629
160	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	149
3,512	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,756
15,211	Series 2005-J1, Class 1A4, IF, IO, 4.882%, 02/25/35	1,587
1,500	Series 2007-21CB, Class 2A6, 6.000%, 09/25/37 (f) (i)	171
	Countrywide Home Loan Mortgage Pass-Through Trust,
430	Series 2002-18, Class PO, PO, 11/25/32	357
2,152	Series 2002-22, Class A20, 6.250%, 10/25/32	2,234
4,335	Series 2003-26, Class 1A6, 3.500%, 08/25/33	4,165
1,633	Series 2003-29, Class A1, 5.500%, 08/25/33	1,679
2,592	Series 2003-34, Class A6, 5.250%, 09/25/33	2,612
8,944	Series 2003-39, Class A6, 5.000%, 10/25/33	8,791
1,110	Series 2003-44, Class A9, PO, 10/25/33	997
9,004	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	9,351
238	Series 2003-J13, Class PO, PO, 01/25/34	201
1,853	Series 2003-J7, Class 4A3, IF, 9.491%, 08/25/18	1,843
1,396	Series 2004-3, Class A4, 5.750%, 04/25/34	1,437
7,961	Series 2004-5, Class 1A4, 5.500%, 06/25/34	8,236
382	Series 2004-7, Class 2A1, VAR, 2.276%, 06/25/34	326
7,520	Series 2004-8, Class 2A1, 4.500%, 06/25/19	7,656
694	Series 2004-HYB1, Class 2A, VAR, 2.855%, 05/20/34	571
2,807	Series 2004-HYB3, Class 2A, VAR, 2.554%, 06/20/34	2,147
1,791	Series 2004-HYB6, Class A3, VAR, 3.007%, 11/20/34	1,455
779	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	788

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
661	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	674
1,091	Series 2005-14, Class A2, 5.500%, 07/25/35	1,106
1,000	Series 2005-16, Class A23, 5.500%, 09/25/35	928
6,745	Series 2005-22, Class 2A1, VAR, 3.063%, 11/25/35	4,258
324	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	261
	Credit Suisse Mortgage Capital Certificates,
11,092	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	10,981
6,928	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	6,950
7,500	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	6,825
8,437	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	8,542
7,124	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	7,420
17,726	Series 2010-11R, Class A1, VAR, 1.221%, 06/28/47 (e)	17,449
7,813	Series 2010-12R, Class 14A1, VAR, 2.749%, 09/26/46 (e)	7,813
6,406	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	6,453
5,658	Series 2010-15R, Class 7A1, VAR, 5.271%, 10/26/37 (e)	5,704
3,010	Series 2010-15R, Class 7A2, VAR, 5.271%, 10/26/37 (e)	2,732
7,590	Series 2010-17R, Class 1A1, VAR, 2.539%, 06/26/36 (e)	7,170
10,048	Series 2010-17R, Class 5A1, VAR, 2.876%, 07/26/36 (e)	9,658
40,534	Series 2011-1R, Class A1, VAR, 1.221%, 02/27/47 (e)	40,477
8,775	Series 2011-6R, Class 3A1, VAR, 2.876%, 07/28/36 (e)	8,160
50,680	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	50,648
59,942	Series 2011-9R, Class A1, VAR, 2.218%, 03/27/46 (e)	59,946
	CS First Boston Mortgage Securities Corp.,
70	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	73
2,008	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,767

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
5,680	Series 2003-21, Class 1A4, 5.250%, 09/25/33	5,784
3,235	Series 2003-23, Class 1P, PO, 10/25/33	2,680
2,671	Series 2003-23, Class 2A5, 5.000%, 10/25/18	2,743
589	Series 2003-25, Class 2A1, 4.500%, 10/25/18	597
6,754	Series 2003-27, Class 5A3, 5.250%, 11/25/33	7,024
2,957	Series 2003-27, Class 5A4, 5.250%, 11/25/33	3,059
1,493	Series 2003-AR15, Class 3A1, VAR, 2.684%, 06/25/33	1,401
4,028	Series 2004-4, Class 2A4, 5.500%, 09/25/34	4,251
3,710	Series 2004-5, Class 3A1, 5.250%, 08/25/19	3,786
152	Series 2004-5, Class 5P, PO, 08/25/19	142
5,836	Series 2004-8, Class 1A4, 5.500%, 12/25/34	6,213
2,743	Series 2004-8, Class 3A5, 5.500%, 12/25/34	2,821
1,386	Series 2005-4, Class 3A24, IF, 18.319%, 06/25/35	1,439
1,015	Series 2005-9, Class AP, PO, 10/25/35	606
7,544	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,055
487	Series 2005-10, Class AP, PO, 11/25/35	375
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
2,646	Series 2005-1, Class 2A1, VAR, 5.714%, 02/25/20	2,696
3,632	Series 2005-3, Class 1A1, VAR, 5.297%, 06/25/20	3,395
	Deutsche Mortgage Securities, Inc.,
249	Series 2004-1, Class 2APO, PO, 10/25/18	231
6,083	Series 2009-RS2, Class 4A1, VAR, 0.317%, 04/26/37 (e)	5,749
5,920	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	5,868
11,830	Series 2010-RS2, Class A1, VAR, 1.437%, 06/28/47 (e)	11,815
	First Boston Mortgage Securities Corp. 1987 STRIPS,
47	Series C, Class IO, IO, 10.965%, 04/25/17	7
26	Series C, Class PO, PO, 04/25/17	25

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	First Horizon Alternative Mortgage Securities,
3,459	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,389
25,115	Series 2007-FA4, Class 1A2, IF, IO, 5.432%, 08/25/37	3,391
	First Horizon Asset Securities, Inc.,
268	Series 2003-7, Class 2A1, 4.500%, 09/25/18	276
3,202	Series 2003-8, Class 2A1, 4.500%, 09/25/18	3,227
3,243	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,305
2,412	Series 2004-AR2, Class 2A1, VAR, 2.761%, 05/25/34	2,168
1,550	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	1,456
798	Series 2004-AR7, Class 2A2, VAR, 2.741%, 02/25/35	700
6,311	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	5,703
	GMAC Mortgage Corp. Loan Trust,
13,418	Series 2003-AR1, Class A4, VAR, 3.303%, 10/19/33	12,756
8,273	Series 2003-AR2, Class 2A4, VAR, 3.217%, 12/19/33	7,559
1,178	Series 2003-J7, Class A10, 5.500%, 11/25/33	1,233
13,304	Series 2003-J7, Class A7, 5.000%, 11/25/33	13,717
721	Series 2003-J8, Class A, 5.250%, 12/25/33	738
7,012	Series 2004-J5, Class A7, 6.500%, 01/25/35	7,382
3,962	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	4,060
1,424	Series 2005-AR3, Class 3A3, VAR, 3.088%, 06/19/35	1,326
5,000	Series 2005-AR3, Class 3A4, VAR, 3.088%, 06/19/35	3,973
1,780	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	1,785
	GSMPS Mortgage Loan Trust,
1,335	Series 2004-4, Class 1AF, VAR, 0.618%, 06/25/34 (e)	1,084
2,469	Series 2005-RP2, Class 1AF, VAR, 0.568%, 03/25/35 (e)	2,035
	GSR Mortgage Loan Trust,
1,638	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,651
835	Series 2003-6F, Class A2, VAR, 0.618%, 09/25/32	800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
996	Series 2004-9, Class 5A5, VAR, 2.275%, 08/25/34	989
9,317	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	9,689
3,218	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	3,433
329	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	334
1,003	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	980
155	Series 2004-15F, Class AP, PO, 12/25/34	131
2,297	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	2,301
7,508	Series 2005-5F, Class 8A3, VAR, 0.718%, 06/25/35	7,295
9,460	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	9,145
503	Series 2005-AR6, Class 3A1, VAR, 2.722%, 09/25/35	426
4,000	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,559
11,678	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	9,417
13,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	12,185
4,652	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.518%, 05/25/35	3,972
	Impac Secured Assets CMN Owner Trust,
2,349	Series 2003-2, Class A1, 5.500%, 08/25/33	2,447
101	Series 2004-3, Class 1A4, VAR, 1.018%, 11/25/34	91
11,797	Series 2006-1, Class 2A1, VAR, 0.568%, 05/25/36	10,374
26,175	Series 2006-2, Class 2A1, VAR, 0.568%, 08/25/36	22,855
31,539	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.213%, 08/25/35	158
	JP Morgan Mortgage Trust,
1,781	Series 2004-A3, Class 4A1, VAR, 2.749%, 07/25/34	1,728
3,728	Series 2004-A4, Class 1A1, VAR, 2.759%, 09/25/34	3,607
2,851	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	2,936
7,550	Series 2005-A1, Class 3A4, VAR, 5.016%, 02/25/35	6,965
2,828	Series 2005-A1, Class 5A1, VAR, 4.477%, 02/25/35	2,794

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
43,371	Series 2006-A2, Class 4A1, VAR, 2.749%, 08/25/34	41,022
23,861	Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	23,108
5,885	Series 2006-A3, Class 6A1, VAR, 2.808%, 08/25/34	5,116
3,968	Series 2007-A1, Class 5A1, VAR, 2.907%, 07/25/35	3,503
1,587	Series 2007-A1, Class 5A2, VAR, 2.907%, 07/25/35	1,433
	JP Morgan Reremic,
7,815	Series 2009-6, Class 4A1, VAR, 5.958%, 09/26/36 (e)	8,108
8,059	Series 2010-4, Class 7A1, VAR, 4.285%, 08/26/35 (e)	7,724
	Lehman Mortgage Trust,
2,527	Series 2006-2, Class 1A1, VAR, 6.482%, 04/25/36	2,412
2,025	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,560
10,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,497
	LVII Resecuritization Trust,
18,541	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	18,135
16,500	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	16,490
	MASTR Adjustable Rate Mortgages Trust,
1,543	Series 2004-3, Class 4A2, VAR, 2.286%, 04/25/34	1,348
3,640	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	3,416
11,817	Series 2004-13, Class 3A6, VAR, 2.729%, 11/21/34	11,631
766	Series 2004-15, Class 3A1, VAR, 3.241%, 12/25/34	572
	MASTR Alternative Loans Trust,
4,804	Series 2003-9, Class 2A1, 6.000%, 12/25/33	4,809
820	Series 2003-9, Class 8A1, 6.000%, 01/25/34	821
1,995	Series 2004-3, Class 2A1, 6.250%, 04/25/34	2,020
5,854	Series 2004-3, Class 3A1, 6.000%, 04/25/34	5,981
1,181	Series 2004-6, Class 30PO, PO, 07/25/34	1,013
638	Series 2004-6, Class 7A1, 6.000%, 07/25/34	633

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,024	Series 2004-7, Class 30PO, PO, 08/25/34	631
3,040	Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,088
1,114	Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,134
3,642	Series 2005-6, Class 3A1, 5.500%, 11/25/20	3,426
	MASTR Asset Securitization Trust,
811	Series 2003-2, Class 1A1, 5.000%, 03/25/18	835
461	Series 2003-2, Class 2A1, 4.500%, 03/25/18	468
1,467	Series 2003-2, Class 2A10, 4.500%, 03/25/18	1,490
461	Series 2003-8, Class 1A1, 5.500%, 09/25/33	483
922	Series 2003-9, Class 15PO, PO, 10/25/18	858
811	Series 2003-9, Class 2A7, 5.500%, 10/25/33	841
528	Series 2003-11, Class 3A1, 4.500%, 12/25/18	536
581	Series 2003-12, Class 30PO, PO, 12/25/33	469
1,485	Series 2003-12, Class 6A1, 5.000%, 12/25/33	1,511
371	Series 2004-1, Class 30PO, PO, 02/25/34	297
5,162	Series 2004-4, Class 1A6, 5.250%, 12/26/33	5,356
201	Series 2004-4, Class 3A1, 4.500%, 04/25/19	205
551	Series 2004-6, Class 15PO, PO, 05/25/19	505
1,982	Series 2004-8, Class 1A1, 4.750%, 08/25/19	2,037
401	Series 2004-8, Class PO, PO, 08/25/19	373
1,327	Series 2004-9, Class 5A1, 5.250%, 09/25/19	1,368
148	Series 2004-10, Class 5A1, VAR, 0.618%, 11/25/34	147
4,363	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	4,619
2,300	Series 2006-2, Class 1A30, 6.000%, 06/25/36	2,057
	MASTR Reperforming Loan Trust,
20,217	Series 2005-2, Class 1A1F, VAR, 0.568%, 05/25/35 (e)	16,124
2,394	Series 2006-2, Class 1A1, VAR, 5.352%, 05/25/36 (e)	2,139
6,323	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	4,300

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
394		Medallion Trust, (Australia), Series 2004-1G, Class A1, VAR, 0.442%, 05/25/35	375
		Mellon Residential Funding Corp.,
9,344		Series 2000-TBC2, Class A1, VAR, 0.687%, 06/15/30	8,655
2,097		Series 2000-TBC3, Class A1, VAR, 0.647%, 12/15/30	1,843
5,724		Merrill Lynch Mortgage Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.457%, 06/25/37	4,899
		Merrill Lynch Mortgage Investors, Inc.,
2,534		Series 2003-A5, Class 2A6, VAR, 2.400%, 08/25/33	2,295
4,109		Series 2004-A4, Class A2, VAR, 2.608%, 08/25/34	3,840
7,571		Series 2005-A2, Class A1, VAR, 2.622%, 02/25/35	6,352
115		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	129
		MLCC Mortgage Investors, Inc.,
3,022		Series 2003-E, Class A1, VAR, 0.838%, 10/25/28	2,638
4,472		Series 2004-1, Class 2A1, VAR, 2.138%, 12/25/34	4,208
4,776		Series 2004-C, Class A2, VAR, 0.996%, 07/25/29	4,269
		Morgan Stanley Mortgage Loan Trust,
9,698		Series 2004-3, Class 4A, VAR, 5.651%, 04/25/34	9,809
2,981		Series 2004-9, Class 4A, VAR, 5.427%, 11/25/19	3,061
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,254.000%, 04/20/21	22
2,433		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.538%, 02/25/35	1,876
		Nomura Asset Acceptance Corp.,
1,124		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,159
388		Series 2003-A1, Class A2, 6.000%, 05/25/33	405
149		Series 2003-A1, Class A5, 7.000%, 04/25/33	155
62		Series 2003-A1, Class A7, 5.000%, 04/25/18	63
1,410		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,421
		Paine Webber CMO Trust,
6		Series H, Class 4, 8.750%, 04/01/18	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
26	Series P, Class 4, 8.500%, 08/01/19	30
4,358	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	4,588
	RBSSP Resecuritization Trust,
7,574	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	7,830
3,501	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	3,678
5,129	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	5,162
6,995	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	7,152
5,861	Series 2009-11, Class 1A1, 5.528%, 06/26/34 (e)	5,865
6,789	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	6,970
19,450	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	20,473
6,775	Series 2009-12, Class 3A1, VAR, 0.458%, 12/25/35 (e)	6,419
3,781	Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	3,828
2,114	Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	2,149
6,367	Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	6,350
4,572	Series 2010-4, Class 2A1, SUB, 5.749%, 11/26/35 (e)	4,653
10,812	Series 2010-9, Class 1A1, VAR, 0.403%, 07/26/37 (e) (f) (i)	9,351
9,984	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	10,034
26,500	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	26,268
3,774	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	3,779
	Residential Accredit Loans, Inc.,
1,702	Series 2001-QS19, Class A2, 6.000%, 12/25/16	1,735
734	Series 2002-QS16, Class A3, IF, 16.166%, 10/25/17	815
3,109	Series 2002-QS8, Class A5, 6.250%, 06/25/17	3,177
3,120	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,059
1,779	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,780
770	Series 2003-QS1, Class A6, 4.250%, 01/25/33	772

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,152	Series 2003-QS12, Class A2A, IF, IO, 7.382%, 06/25/18	299
655	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	67
5,076	Series 2003-QS14, Class A1, 5.000%, 07/25/18	5,162
7,756	Series 2003-QS15, Class A7, 5.500%, 08/25/33	7,791
1,600	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,648
12,360	Series 2003-QS19, Class A1, 5.750%, 10/25/33	12,781
1,435	Series 2003-QS3, Class A2, IF, 16.020%, 02/25/18	1,657
1,414	Series 2003-QS3, Class A8, IF, IO, 7.382%, 02/25/18	154
4,049	Series 2003-QS9, Class A3, IF, IO, 7.332%, 05/25/18	580
11,352	Series 2004-QS7, Class A4, 5.500%, 05/25/34	9,939
629	Series 2004-QS8, Class A2, 5.000%, 06/25/34	632
3,000	Series 2005-QA6, Class A32, VAR, 5.576%, 05/25/35	1,618
527	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	330
	Residential Asset Securitization Trust,
1,574	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,572
160	Series 2003-A14, Class A1, 4.750%, 02/25/19	162
3,181	Series 2003-A8, Class A5, 4.250%, 10/25/18	3,254
21,217	Series 2005-A2, Class A4, IF, IO, 4.832%, 03/25/35	2,692
2,651	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,664
	Residential Funding Mortgage Securities I,
1,680	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,711
587	Series 2003-S14, Class A4, PO, 07/25/18	549
1,768	Series 2003-S16, Class A3, 5.000%, 09/25/18	1,825
2,511	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	2,567
313	Series 2004-S6, Class 2A6, PO, 06/25/34	259
1,843	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	1,889

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,121	Series 2005-SA4, Class 1A1, VAR, 3.003%, 09/25/35	1,435
111	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	92
	Salomon Brothers Mortgage Securities VII, Inc.,
7,552	Series 2003-HYB1, Class A, VAR, 3.189%, 09/25/33	7,045
303	Series 2003-UP2, Class PO1, PO, 12/25/18	241
	Sequoia Mortgage Trust,
3,094	Series 2004-8, Class A1, VAR, 0.563%, 09/20/34	2,638
4,838	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	4,089
1,435	Series 2004-10, Class A1A, VAR, 0.523%, 11/20/34	1,251
5,753	Series 2004-12, Class A3, VAR, 0.715%, 01/20/35	4,490
20,092	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 08/25/35 (e)	20,076
	Station Place Securitization Trust,
73,000	Series 2010-1, Class A, VAR, 1.213%, 12/20/42 (e)	73,000
5,250	Series 2010-1, Class M1, VAR, 1.963%, 12/20/42 (e)	5,250
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.931%, 06/25/34	3,959
3,745	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.542%, 10/19/34	3,091
	Structured Asset Securities Corp.,
1,133	Series 2002-17, Class B1, VAR, 6.095%, 09/25/32	1,117
121	Series 2002-10H, Class 1AP, PO, 05/25/32	90
857	Series 2003-8, Class 1A2, 5.000%, 04/25/18	877
5,938	Series 2003-16, Class A3, VAR, 0.718%, 06/25/33	5,647
369	Series 2003-21, Class 1A3, 5.500%, 07/25/33	373
5,069	Series 2003-29, Class 1A1, 4.750%, 09/25/18	5,194
1,271	Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,318
1,711	Series 2003-30, Class 3A2, VAR, 0.718%, 10/25/33	1,662
1,091	Series 2003-32, Class 1A1, VAR, 5.218%, 11/25/33	1,143

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,406	Series 2003-31A, Class B1, VAR, 2.567%, 10/25/33	534
8,140	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	8,236
1,940	Series 2003-34A, Class 3A3, VAR, 2.558%, 11/25/33	1,801
8,597	Series 2003-37A, Class 2A, VAR, 5.013%, 12/25/33	8,529
2,291	Series 2004-20, Class 1A3, 5.250%, 11/25/34	2,306
17,246	Series 2004-5H, Class A4, 5.540%, 12/25/33	16,801
5,710	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	5,787
2,946	Series 2005-6, Class 4A1, 5.000%, 05/25/35	2,897
1,953	Series 2005-RF3, Class 1A, VAR, 0.568%, 06/25/35 (e)	1,552
3,604	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.538%, 09/25/43	3,253
	Vericrest Opportunity Loan Transferee,
17,302	Series 2011-NL1A, Class A1, 5.926%, 12/26/50 (e) (f) (i)	17,312
18,000	Series 2011-NL1A, Class A2, 9.077%, 12/26/50 (e) (f) (i)	18,000
	WaMu Mortgage Pass-Through Certificates,
4,207	Series 2003-AR7, Class A7, VAR, 2.446%, 08/25/33	3,967
21,833	Series 2003-AR9, Class 1A6, VAR, 2.589%, 09/25/33	20,656
4,173	Series 2003-AR9, Class 2A, VAR, 2.608%, 09/25/33	3,975
5,240	Series 2003-S1, Class A5, 5.500%, 04/25/33	5,408
908	Series 2003-S10, Class A2, 5.000%, 10/25/18	945
282	Series 2003-S10, Class A6, PO, 10/25/18	278
5,797	Series 2003-S11, Class 2A5, IF, 16.449%, 11/25/33	6,080
2,205	Series 2003-S13, Class 23A1, VAR, 0.768%, 12/25/18	2,131
1,773	Series 2003-S4, Class 2A10, IF, 16.862%, 06/25/33	1,849
3,127	Series 2003-S8, Class A4, 4.500%, 09/25/18	3,176
1,946	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,981
1,437	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,466
21,194	Series 2003-S9, Class A8, 5.250%, 10/25/33	21,971
651	Series 2003-S9, Class P, PO, 10/25/33	532

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
5,609	Series 2004-AR3, Class A1, VAR, 2.577%, 06/25/34	5,530
7,208	Series 2004-AR3, Class A2, VAR, 2.577%, 06/25/34	7,107
2,868	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	2,996
3,141	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	3,288
1,442	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,443
1,045	Series 2004-S1, Class 1A3, VAR, 0.618%, 03/25/34	1,015
10,122	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	10,114
5,194	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	5,370
565	Series 2006-AR10, Class 2P, VAR, 09/25/36	297
2,000	Series 2006-AR8, Class 1A2, VAR, 2.561%, 08/25/46	1,194
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
6,136	Series 2005-1, Class 1A1, 5.500%, 03/25/35	5,371
435	Series 2005-1, Class CP, PO, 03/25/35	264
24,232	Series 2005-2, Class 1A4, IF, IO, 4.832%, 04/25/35	2,931
6,783	Series 2005-2, Class 2A3, IF, IO, 4.782%, 04/25/35	719
7,510	Series 2005-4, Class CB7, 5.500%, 06/25/35	6,200
8,012	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,226
2,000	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,614
812	Series 2006-1, Class 3A2, 5.750%, 02/25/36	655
	Washington Mutual MSC Mortgage Pass-Through Certificates,
898	Series 2003-MS5, Class 1A4, VAR, 0.718%, 03/25/18	877
105	Series 2003-MS7, Class P, PO, 03/25/33	94
	Wells Fargo Alternative Loan Trust,
426	Series 2003-1, Class APO, PO, 09/25/33	280
1,202	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	818
	Wells Fargo Mortgage-Backed Securities Trust,
861	Series 2003-8, Class A9, 4.500%, 08/25/18	888
1,421	Series 2003-11, Class 1A4, 4.750%, 10/25/18	1,420

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
667	Series 2003-11, Class 1APO, PO, 10/25/18	585
2,397	Series 2003-13, Class A7, 4.500%, 11/25/18	2,431
11,877	Series 2003-15, Class 1A1, 4.750%, 12/25/18	12,260
279	Series 2003-15, Class APO, PO, 12/25/18	258
803	Series 2003-16, Class 2A1, 4.500%, 12/25/18	820
985	Series 2003-J, Class 2A5, VAR, 4.417%, 10/25/33	986
14,211	Series 2003-K, Class 1A1, VAR, 4.443%, 11/25/33	13,595
544	Series 2003-K, Class 1A2, VAR, 4.443%, 11/25/33	532
1,893	Series 2003-L, Class 2A1, VAR, 4.531%, 11/25/33	1,808
2,237	Series 2004-4, Class A9, 5.500%, 05/25/34	2,300
999	Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,021
1,172	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,211
1,416	Series 2004-8, Class APO, PO, 08/25/19	1,308
4,424	Series 2004-B, Class A1, VAR, 4.903%, 02/25/34	4,376
3,018	Series 2004-BB, Class A4, VAR, 2.742%, 01/25/35	2,881
566	Series 2004-E, Class A8, VAR, 4.889%, 05/25/34	563
7,950	Series 2004-EE, Class 2A1, VAR, 2.749%, 12/25/34	7,572
5,408	Series 2004-EE, Class 2A2, VAR, 2.749%, 12/25/34	5,213
7,994	Series 2004-EE, Class 3A1, VAR, 2.848%, 12/25/34	7,674
2,610	Series 2004-EE, Class 3A2, VAR, 2.848%, 12/25/34	2,537
9,883	Series 2004-I, Class 1A1, VAR, 2.832%, 07/25/34	9,205
9,158	Series 2004-P, Class 2A1, VAR, 2.682%, 09/25/34	8,515
5,387	Series 2004-V, Class 1A1, VAR, 2.747%, 10/25/34	5,085
6,909	Series 2004-V, Class 1A2, VAR, 2.747%, 10/25/34	6,575
5,932	Series 2005-1, Class 2A1, 5.000%, 01/25/20	6,163
5,033	Series 2005-13, Class A1, 5.000%, 11/25/20	5,184

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
3,126	Series 2005-14, Class 1A1, 5.500%, 12/25/35	3,246
1,082	Series 2005-14, Class 2APO, PO, 12/25/35	846
6,966	Series 2005-AR8, Class 2A1, VAR, 2.759%, 06/25/35	6,455
1,550	Series 2007-7, Class A7, 6.000%, 06/25/37	1,482
11,000	Series 2007-9, Class 1A8, 5.500%, 07/25/37	10,587
8,961	Series 2007-11, Class A14, 6.000%, 08/25/37	8,193

		2,586,340

	Total Collateralized Mortgage Obligations (Cost $7,223,552)	7,627,583

Commercial Mortgage-Backed Securities — 2.5%
	Banc of America Commercial Mortgage, Inc.,
5,000	Series 2005-1, Class AJ, VAR, 5.353%, 11/10/42	4,566
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,336
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	10,242
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,713
642,617	Series 2005-5, Class XC, IO, VAR, 0.091%, 10/10/45 (e)	2,380
8,517	Series 2005-6, Class ASB, VAR, 5.368%, 09/10/47	8,906
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,088
7,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	7,588
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	12,425
2,500	Series 2006-5, Class A4, 5.414%, 09/10/47	2,634
262,481	Series 2006-5, Class XC, IO, VAR, 0.324%, 09/10/47 (e)	4,062
9,500	Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.691%, 06/24/50 (e)	10,365
	Bear Stearns Commercial Mortgage Securities,
9,145	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	9,842
3,195	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	3,312
8,560	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	9,394
345	Series 2006-PW14, Class A1, 5.044%, 12/11/38	345
279,063	Series 2006-PW14, Class X1, IO, VAR, 0.255%, 12/11/38 (e)	4,790

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,981
787,297	Series 2007-T26, Class X1, IO, VAR, 0.117%, 01/12/45 (e)	4,145
	Citigroup Commercial Mortgage Trust,
7,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	6,874
296	Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	295
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
186,391	Series 2006-CD3, Class XS, IO, VAR, 0.186%, 10/15/48 (e)	2,573
302,540	Series 2007-CD4, Class XC, IO, VAR, 0.167%, 12/11/49 (e)	2,555
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	4,895
6,300	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,799
	Credit Suisse Mortgage Capital Certificates,
2,150	Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	2,279
287,196	Series 2007-C2, Class AX, IO, VAR, 0.272%, 01/15/49 (e)	1,857
1,700	CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,707
266,559	CW Capital Cobalt Ltd., Series 2006-C1, Class IO, IO, VAR, 0.916%, 08/15/48	6,558
15,767	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	16,410
36,327	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	37,784
11,500	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	10,298
	GMAC Commercial Mortgage Securities, Inc.,
217	Series 2003-C1, Class A1, 3.337%, 05/10/36	218
14,000	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	14,895
3,500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,214
	GS Mortgage Securities Corp. II,
11,100	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	11,831
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	7,794

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

167,789	Series 2006-GG8, Class X, IO, VAR, 0.856%, 11/10/39 (e)	3,899
5,500	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,260
	JP Morgan Chase Commercial Mortgage Securities Corp.,
8,300	Series 2004-CB8, Class A4, 4.404%, 01/12/39	8,695
6,000	Series 2004-CB9, Class A4, VAR, 5.789%, 06/12/41	6,496
5,150	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	4,644
655,516	Series 2005-CB11, Class X1, IO, VAR, 0.100%, 08/12/37 (e)	3,039
687,827	Series 2005-LDP5, Class X1, IO, VAR, 0.099%, 12/15/44 (e)	2,262
461,206	Series 2006-CB15, Class X1, IO, VAR, 0.115%, 06/12/43	3,186
2,195	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,418
1,600	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,740
6,000	Series 2006-LDP9, Class A3SF, VAR, 0.362%, 05/15/47	5,378
	LB-UBS Commercial Mortgage Trust,
11,528	Series 2004-C2, Class A4, 4.367%, 03/15/36	12,079
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,403
1,470	Series 2006-C4, Class A4, VAR, 6.067%, 06/15/38	1,621
212,880	Series 2007-C2, Class XW, IO, VAR, 0.750%, 02/15/40	4,447
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,721
3,325	Series 2005-LC1, Class AJ, VAR, 5.505%, 01/12/44	2,985
5,221	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	5,414
2,200	Series 2006-C1, Class A4, 5.863%, 05/12/39	2,431
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
4,950	Series 2006-1, Class A4, VAR, 5.608%, 02/12/39	5,420
517,360	Series 2006-4, Class XC, IO, VAR, 0.346%, 12/12/49 (e)	6,595
	Morgan Stanley Capital I,
3,700	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	3,927
270,962	Series 2006-IQ12, Class X1, IO, VAR, 0.203%, 12/15/43 (e)	3,548

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
499,853	Series 2007-HQ11, Class X, IO, VAR, 0.404%, 02/12/44 (e)	4,178
128,214	Series 2007-HQ13, Class X1, IO, VAR, 0.617%, 12/15/44 (e)	2,478
397,855	Series 2007-IQ13, Class X, IO, VAR, 0.603%, 03/15/44 (e)	6,107
22	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.980%, 01/15/39	22
	Morgan Stanley Reremic Trust,
9,370	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	9,417
23,300	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	23,999
26,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	27,217
39,964	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	39,764
1,770	Multi Security Asset Trust, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	1,770
6,060	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/14/40 (e)	6,375
27,950	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.969%, 08/15/39	30,329
	Wachovia Bank Commercial Mortgage Trust,
6,628	Series 2003-C9, Class A4, VAR, 5.012%, 12/15/35	7,017
10,719	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	11,440
5,758	Series 2004-C15, Class A2, 4.039%, 10/15/41	5,752
1,037,810	Series 2006-C24, Class XC, IO, VAR, 0.080%, 03/15/45 (e)	4,619
10,265	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,074

	Total Commercial Mortgage-Backed Securities (Cost $524,318)	542,116

Corporate Bonds — 14.9%
	Consumer Discretionary — 1.1%
	Auto Components — 0.0% (g)
3,335	Johnson Controls, Inc., 4.250%, 03/01/21	3,475

	Automobiles — 0.0% (g)
	Daimler Finance North America LLC,
3,600	7.300%, 01/15/12	3,684
1,500	8.500%, 01/18/31	2,060

		5,744

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5,600	4.600%, 02/15/21	5,862
12,465	6.000%, 08/15/40	13,132

		18,994

	Hotels, Restaurants & Leisure — 0.0% (g)
2,025	McDonald’s Corp., 4.300%, 03/01/13	2,135

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,095

	Media — 0.8%
	CBS Corp.,
750	5.500%, 05/15/33	707
1,426	5.750%, 04/15/20	1,593
6,025	7.875%, 07/30/30	7,510
1,500	8.875%, 05/15/19	1,938
	Comcast Cable Communications Holdings, Inc.,
6,417	8.375%, 03/15/13	7,127
5,250	9.455%, 11/15/22	7,699
	Comcast Cable Communications LLC,
2,200	7.125%, 06/15/13	2,437
1,000	8.875%, 05/01/17	1,305
	Comcast Cable Holdings LLC,
7,039	9.800%, 02/01/12	7,287
1,800	10.125%, 04/15/22	2,585
	Comcast Corp.,
1,300	5.900%, 03/15/16	1,507
3,000	6.450%, 03/15/37	3,334
1,000	6.500%, 01/15/17	1,187
4,600	6.500%, 11/15/35	5,169
	Cox Communications, Inc.,
2,600	5.450%, 12/15/14	2,899
1,300	8.375%, 03/01/39 (e)	1,775
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,215
4,322	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	4,646
6,674	Discovery Communications LLC, 4.375%, 06/15/21	6,918
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,686
	NBC Universal Media LLC,
4,000	4.375%, 04/01/21	4,105
5,102	5.950%, 04/01/41	5,364
	News America, Inc.,
2,500	6.200%, 12/15/34	2,626
3,000	6.650%, 11/15/37	3,246

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — Continued
1,500	6.900%, 08/15/39	1,699
1,965	7.250%, 05/18/18	2,290
4,400	7.300%, 04/30/28	4,955
3,000	7.625%, 11/30/28	3,465
1,100	8.000%, 10/17/16	1,330
1,050	8.875%, 04/26/23	1,392
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,607
426	8.750%, 08/01/15	520
	Thomson Reuters Corp., (Canada),
2,150	4.700%, 10/15/19	2,416
1,125	5.950%, 07/15/13	1,222
	Time Warner Cable, Inc.,
1,700	5.850%, 05/01/17	1,917
4,600	5.875%, 11/15/40	4,813
2,595	6.550%, 05/01/37	2,870
4,550	6.750%, 07/01/18	5,358
2,000	6.750%, 06/15/39	2,245
2,450	7.300%, 07/01/38	2,900
1,590	8.250%, 02/14/14	1,834
2,150	8.250%, 04/01/19	2,722
1,785	8.750%, 02/14/19	2,310
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,632
6,500	8.375%, 07/15/33	8,363
2,165	10.150%, 05/01/12	2,296
	Time Warner, Inc.,
5,670	4.750%, 03/29/21	6,089
3,125	6.200%, 03/15/40	3,361
4,139	6.250%, 03/29/41	4,594
3,825	7.625%, 04/15/31	4,702
1,255	7.700%, 05/01/32	1,553

		172,320

	Multiline Retail — 0.1%
1,000	Kohl’s Corp., 6.250%, 12/15/17	1,194
	Target Corp.,
2,100	6.000%, 01/15/18	2,541
1,900	7.000%, 01/15/38	2,445

		6,180

	Specialty Retail — 0.1%
1,559	Gap, Inc. (The), 5.950%, 04/12/21	1,480
4,600	Home Depot, Inc., 5.400%, 03/01/16	5,225
3,500	Lowe’s Cos., Inc., 7.110%, 05/15/37	4,370

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — Continued
1,775	Staples, Inc., 9.750%, 01/15/14	2,081

		13,156

	Total Consumer Discretionary	225,099

	Consumer Staples — 0.6%
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
1,000	5.500%, 01/15/18	1,166
1,100	5.750%, 04/01/36	1,241
	Anheuser-Busch InBev Worldwide, Inc.,
3,615	1.500%, 07/14/14	3,664
7,050	7.750%, 01/15/19	9,279
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,666
1,550	4.875%, 03/15/19	1,790
1,650	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	1,703
2,780	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	3,102
	Diageo Finance B.V., (Netherlands),
2,150	5.300%, 10/28/15	2,458
3,600	5.500%, 04/01/13	3,867
3,975	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,401
	PepsiCo, Inc.,
935	0.800%, 08/25/14	934
2,503	3.000%, 08/25/21	2,509
231	7.900%, 11/01/18	306
	SABMiller plc, (United Kingdom),
1,900	5.500%, 08/15/13 (e)	2,051
4,600	5.700%, 01/15/14 (e)	5,033
850	6.500%, 07/01/16 (e)	1,007

		46,177

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
6,794	5.750%, 05/15/41	7,088
2,000	6.125%, 09/15/39	2,192
	Kroger Co. (The),
924	5.400%, 07/15/40	948
2,000	6.150%, 01/15/20	2,388
2,225	7.500%, 01/15/14	2,543
	Wal-Mart Stores, Inc.,
1,820	4.550%, 05/01/13	1,941
1,200	5.250%, 09/01/35	1,294
1,050	6.200%, 04/15/38	1,265
700	7.550%, 02/15/30	958

		20,617

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,125	5.875%, 05/15/13	2,239
7,760	8.500%, 06/15/19	9,900
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	665
	Cargill, Inc.,
2,724	4.307%, 05/14/21 (e)	2,910
1,550	6.000%, 11/27/17 (e)	1,845
2,850	7.350%, 03/06/19 (e)	3,607
1,270	General Mills, Inc., 6.000%, 02/15/12	1,300
	Kellogg Co.,
1,500	4.250%, 03/06/13	1,576
2,600	5.125%, 12/03/12	2,739
	Kraft Foods, Inc.,
5,888	5.375%, 02/10/20	6,688
4,250	6.125%, 02/01/18	5,029
2,000	6.125%, 08/23/18	2,378
8,705	6.500%, 08/11/17	10,521
1,000	6.750%, 02/19/14	1,130
1,600	6.875%, 02/01/38	1,906
2,700	6.875%, 01/26/39	3,260
1,200	7.000%, 08/11/37	1,460

		59,153

	Household Products — 0.0% (g)
500	Kimberly-Clark Corp., 7.500%, 11/01/18	650
2,192	Procter & Gamble — ESOP, 9.360%, 01/01/21	2,953
1,000	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,144

		4,747

	Total Consumer Staples	130,694

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
750	6.150%, 09/15/19	916
5,050	7.450%, 09/15/39	6,696
6,750	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	7,664

		15,276

	Oil, Gas & Consumable Fuels — 0.7%
2,655	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	3,157
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	448
8,500	7.625%, 03/15/14	9,724
1,100	8.700%, 03/15/19	1,418

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
2,500	Apache Corp., 6.900%, 09/15/18	3,168
	BP Capital Markets plc, (United Kingdom),
1,380	3.125%, 03/10/12	1,398
5,500	3.875%, 03/10/15	5,863
6,200	4.742%, 03/11/21	6,792
9,100	5.250%, 11/07/13	9,845
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	473
2,000	6.750%, 02/01/39	2,360
400	7.200%, 01/15/32	487
5,100	Chevron Corp., 4.950%, 03/03/19	5,960
1,040	Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,366
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,736
2,000	5.750%, 02/01/19	2,385
1,450	6.000%, 01/15/20	1,780
1,450	6.500%, 02/01/39	1,830
900	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	905
2,750	Encana Corp., (Canada), 6.500%, 05/15/19	3,282
5,400	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,307
	EOG Resources, Inc.,
5,300	4.100%, 02/01/21	5,610
1,800	6.875%, 10/01/18	2,232
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,326
1,230	Kerr-McGee Corp., 6.950%, 07/01/24	1,446
	Marathon Oil Corp.,
2,819	5.900%, 03/15/18	3,302
2,800	6.000%, 10/01/17	3,246
2,430	Occidental Petroleum Corp., 1.750%, 02/15/17	2,417
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,262
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	2,955
3,200	6.800%, 05/15/38	3,757
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,139
	Shell International Finance B.V., (Netherlands),
2,330	1.875%, 03/25/13	2,378
994	3.100%, 06/28/15	1,056
2,330	4.000%, 03/21/14	2,513
3,000	4.300%, 09/22/19	3,318
8,580	4.375%, 03/25/20	9,369

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
6,000	6.375%, 12/15/38	7,675
2,950	Statoil ASA, (Norway), 3.125%, 08/17/17	3,140
	Suncor Energy, Inc., (Canada),
1,900	6.100%, 06/01/18	2,204
900	6.850%, 06/01/39	1,054
5,355	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	6,732
	Tosco Corp.,
300	7.800%, 01/01/27	398
3,500	8.125%, 02/15/30	4,795
	Total Capital S.A., (France),
10,000	2.300%, 03/15/16	10,343
2,218	4.125%, 01/28/21	2,380
2,800	XTO Energy, Inc., 5.750%, 12/15/13	3,125

		159,856

	Total Energy	175,132

	Financials — 8.4%
	Capital Markets — 1.8%
	Bank of New York Mellon Corp. (The),
8,000	2.950%, 06/18/15	8,316
2,500	3.100%, 01/15/15	2,638
3,750	4.600%, 01/15/20	4,101
1,000	5.125%, 08/27/13	1,078
	BlackRock, Inc.,
3,245	3.500%, 12/10/14	3,470
9,294	5.000%, 12/10/19	10,251
10,200	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	10,775
1,600	Charles Schwab Corp. (The), 4.950%, 06/01/14	1,756
	Credit Suisse USA, Inc.,
1,200	4.875%, 01/15/15	1,283
1,803	5.125%, 01/15/14	1,923
15,099	6.125%, 11/15/11	15,248
2,500	FMR LLC, 6.450%, 11/15/39 (e)	2,626
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	1,938
1,000	Goldman Sachs Group LP, 8.000%, 03/01/13 (e)	1,064
	Goldman Sachs Group, Inc. (The),
6,465	3.625%, 02/07/16	6,471
4,020	3.700%, 08/01/15	4,063
2,694	4.750%, 07/15/13	2,804
12,876	5.250%, 10/15/13	13,424
3,927	5.250%, 07/27/21	3,981

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
7,151	5.375%, 03/15/20	7,266
12,900	5.950%, 01/18/18	13,726
18,425	6.000%, 06/15/20	19,665
650	6.150%, 04/01/18	695
7,470	6.250%, 09/01/17	8,067
1,600	6.750%, 10/01/37	1,519
27,505	7.500%, 02/15/19	31,421
	Jefferies Group, Inc.,
3,075	3.875%, 11/09/15	3,125
2,750	5.125%, 04/13/18	2,741
5,600	6.450%, 06/08/27	5,603
7,100	8.500%, 07/15/19	8,570
	Lehman Brothers Holdings, Inc.,
151	3.950%, 11/10/09 (d)	38
3,480	4.800%, 03/13/14 (d)	866
800	5.750%, 05/17/13 (d)	199
3,000	6.000%, 07/19/12 (d)	746
3,962	6.625%, 01/18/12 (d)	986
450	6.750%, 12/28/17 (d)	—	(h)
219	7.875%, 11/01/09 (d)	54
	Macquarie Group Ltd., (Australia),
10,015	6.250%, 01/14/21 (e)	9,725
6,992	7.300%, 08/01/14 (e)	7,746
	Merrill Lynch & Co., Inc.,
700	5.000%, 01/15/15	703
3,723	5.450%, 07/15/14	3,835
1,000	5.700%, 05/02/17	979
6,929	6.150%, 04/25/13	7,207
21,186	6.400%, 08/28/17	21,710
6,348	6.875%, 04/25/18	6,588
	Morgan Stanley,
6,626	4.000%, 07/24/15	6,594
4,263	4.200%, 11/20/14	4,273
2,711	4.750%, 04/01/14	2,749
9,078	5.300%, 03/01/13	9,393
5,200	5.450%, 01/09/17	5,332
7,503	5.500%, 07/24/20	7,338
3,245	5.500%, 07/28/21	3,240
14,220	5.625%, 09/23/19	14,454
1,300	5.750%, 08/31/12	1,347
5,800	6.000%, 05/13/14	6,090
3,294	6.000%, 04/28/15	3,448
1,070	6.250%, 08/28/17	1,132
4,425	6.625%, 04/01/18	4,741
7,000	7.300%, 05/13/19	7,818

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
	Nomura Holdings, Inc., (Japan),
10,600	4.125%, 01/19/16	10,865
2,828	5.000%, 03/04/15	2,980
6,114	6.700%, 03/04/20	6,907
887	Northern Trust Corp., 5.500%, 08/15/13	962
1,250	State Street Corp., 4.300%, 05/30/14	1,351
	UBS AG, (Switzerland),
2,927	2.250%, 08/12/13	2,957
13,050	3.875%, 01/15/15	13,538
2,000	4.875%, 08/04/20	2,006
3,755	5.750%, 04/25/18	4,002
1,025	5.875%, 12/20/17	1,096

		385,603

	Commercial Banks — 2.6%
2,930	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	2,963
	Australia & New Zealand Banking Group Ltd., (Australia),
6,200	3.250%, 03/01/16 (e)	6,391
2,867	4.875%, 01/12/21 (e)	3,061
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,310
3,630	2.375%, 12/17/13	3,737
3,441	3.400%, 01/22/15	3,655
4,367	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	4,644
	Barclays Bank plc, (United Kingdom),
9,400	2.500%, 01/23/13	9,413
8,375	2.500%, 09/21/15 (e)	8,487
3,858	3.900%, 04/07/15	3,864
1,100	5.000%, 09/22/16	1,134
4,500	5.125%, 01/08/20	4,532
9,300	5.200%, 07/10/14	9,784
3,700	6.050%, 12/04/17 (e)	3,663
500	6.750%, 05/22/19	549
	BB&T Corp.,
5,008	2.050%, 04/28/14	5,071
10,800	3.850%, 07/27/12	11,092
6,250	3.950%, 04/29/16	6,664
2,750	4.900%, 06/30/17	2,943
2,350	5.700%, 04/30/14	2,589
1,650	6.850%, 04/30/19	1,973
	Branch Banking & Trust Co.,
598	4.875%, 01/15/13	616
4,650	5.625%, 09/15/16	5,277
1,500	Cadets Trust, 4.800%, 07/15/13 (e) (f) (i)	1,585

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
37,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	39,044
1,250	Comerica Bank, 5.200%, 08/22/17	1,377
1,960	Comerica, Inc., 3.000%, 09/16/15	2,005
2,340	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 2.125%, 10/13/15	2,366
	Credit Suisse, (Switzerland),
2,700	3.450%, 07/02/12	2,756
3,290	4.375%, 08/05/20	3,231
6,300	5.300%, 08/13/19	6,594
4,000	5.400%, 01/14/20	3,984
4,995	5.500%, 05/01/14	5,386
5,150	6.000%, 02/15/18	5,428
	Deutsche Bank AG, (Germany),
7,800	3.250%, 01/11/16	7,831
3,520	3.875%, 08/18/14	3,658
14,418	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	14,746
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,572
	HSBC Bank plc, (United Kingdom),
10,761	1.625%, 07/07/14 (e)	10,891
9,146	3.100%, 05/24/16 (e)	9,298
4,624	3.500%, 06/28/15 (e)	4,740
5,961	4.125%, 08/12/20 (e)	5,973
10,000	4.750%, 01/19/21 (e)	10,367
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	7,033
4,669	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	5,009
3,150	KeyBank N.A., 5.500%, 09/17/12	3,267
3,750	KeyCorp, 6.500%, 05/14/13	4,031
	Manufacturers & Traders Trust Co.,
4,500	6.625%, 12/04/17	5,293
6,250	VAR, 1.746%, 04/01/13	6,243
	National Australia Bank Ltd., (Australia),
18,650	2.500%, 01/08/13 (e)	18,912
7,800	2.750%, 09/28/15 (e)	7,943
7,000	3.000%, 07/27/16 (e)	7,085
3,455	3.750%, 03/02/15 (e)	3,624
8,677	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	8,854
4,000	National City Bank, 5.800%, 06/07/17	4,398
	Nordea Bank AB, (Sweden),
5,000	1.750%, 10/04/13 (e)	4,955
6,198	4.875%, 05/13/21 (e)	5,657
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,297

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
	PNC Funding Corp.,
1,015	3.000%, 05/19/14	1,060
4,534	4.375%, 08/11/20	4,800
5,700	5.125%, 02/08/20	6,296
1,200	5.250%, 11/15/15	1,313
1,230	5.625%, 02/01/17	1,370
4,100	6.700%, 06/10/19	4,902
	Rabobank Nederland N.V., (Netherlands),
12,700	3.200%, 03/11/15 (e)	13,349
6,900	4.500%, 01/11/21	7,400
3,500	5.800%, 09/30/10 (e)	3,610
4,000	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	4,057
2,450	SouthTrust Bank, 7.690%, 05/15/25	2,870
	SunTrust Banks, Inc.,
4,015	5.250%, 11/05/12	4,190
1,000	6.000%, 09/11/17	1,092
505	7.250%, 03/15/18	597
6,699	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,771
	Toronto-Dominion Bank (The), (Canada),
9,045	2.200%, 07/29/15 (e)	9,352
5,384	2.500%, 07/14/16	5,540
	U.S. Bancorp,
4,680	2.450%, 07/27/15	4,804
4,299	2.875%, 11/20/14	4,474
3,558	4.125%, 05/24/21	3,764
1,400	7.500%, 06/01/26	1,827
690	U.S. Bank N.A., 6.300%, 02/04/14	770
	Wachovia Bank N.A.,
4,700	5.000%, 08/15/15	5,069
15,190	6.000%, 11/15/17	17,104
2,700	6.600%, 01/15/38	3,080
4,430	VAR, 0.577%, 03/15/16	4,100
	Wachovia Corp.,
2,130	4.875%, 02/15/14	2,248
8,400	5.500%, 05/01/13	8,980
3,050	5.750%, 06/15/17	3,457
13,275	5.750%, 02/01/18	15,187
	Wells Fargo & Co.,
16,700	3.676%, 06/15/16	17,654
8,500	4.600%, 04/01/21	9,169
9,185	5.625%, 12/11/17	10,533
	Wells Fargo Bank N.A.,
4,870	4.750%, 02/09/15	5,166
2,000	5.750%, 05/16/16	2,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Westpac Banking Corp., (Australia),
4,800	4.200%, 02/27/15	5,098
10,711	4.875%, 11/19/19	11,268

		562,366

	Consumer Finance — 0.5%
4,900	American Express Centurion Bank, 6.000%, 09/13/17	5,645
2,750	American Express Co., 7.000%, 03/19/18	3,274
	American Express Credit Corp.,
9,100	5.875%, 05/02/13	9,721
5,650	7.300%, 08/20/13	6,240
1,479	American General Finance Corp., 5.375%, 10/01/12	1,442
	American Honda Finance Corp.,
2,060	2.375%, 03/18/13 (e)	2,100
1,335	7.625%, 10/01/18 (e)	1,712
13,599	Capital One Bank USA N.A., 8.800%, 07/15/19	16,792
	Capital One Financial Corp.,
2,502	4.750%, 07/15/21	2,518
1,175	5.700%, 09/15/11	1,177
3,105	6.250%, 11/15/13	3,366
8,300	6.750%, 09/15/17	9,486
2,970	7.375%, 05/23/14	3,342
	HSBC Finance Corp.,
311	4.750%, 07/15/13	324
6,500	5.000%, 06/30/15	6,871
1,600	5.250%, 01/15/14	1,702
200	5.500%, 01/19/16	216
2,251	6.375%, 10/15/11	2,264
1,078	6.375%, 11/27/12	1,131
308	7.350%, 11/27/32	307
1,700	VAR, 0.499%, 01/15/14	1,647
	John Deere Capital Corp.,
450	4.500%, 04/03/13	477
4,750	5.250%, 10/01/12	4,989
2,437	SLM Corp., 5.375%, 01/15/13	2,462
5,538	Toyota Motor Credit Corp., 3.200%, 06/17/15	5,849
2,002	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	2,022

		97,076

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — 2.0%
10,250	Associates Corp. of North America, 6.950%, 11/01/18	11,194
18,700	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	19,276
	Bank of America Corp.,
2,385	3.625%, 03/17/16	2,328
5,500	4.900%, 05/01/13	5,632
2,715	5.000%, 05/13/21	2,658
6,500	5.625%, 10/14/16	6,621
11,580	5.625%, 07/01/20	11,728
7,980	5.650%, 05/01/18	8,143
4,635	5.750%, 12/01/17	4,818
5,000	6.500%, 08/01/16	5,366
3,000	7.375%, 05/15/14	3,283
3,500	7.625%, 06/01/19	3,954
7,420	Bank of America N.A., 5.300%, 03/15/17	7,263
	BHP Billiton Finance USA Ltd., (Australia),
1,600	5.400%, 03/29/17	1,861
1,150	5.500%, 04/01/14	1,281
2,750	6.500%, 04/01/19	3,387
6,049	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	6,331
	Caterpillar Financial Services Corp.,
1,900	4.900%, 08/15/13	2,044
1,000	5.450%, 04/15/18	1,171
900	5.500%, 03/15/16	1,050
4,800	6.200%, 09/30/13	5,284
3,500	7.050%, 10/01/18	4,469
600	7.150%, 02/15/19	769
	Citigroup, Inc.,
11,602	4.587%, 12/15/15	12,050
1,500	4.700%, 05/29/15	1,535
5,400	4.750%, 05/19/15	5,632
5,286	5.000%, 09/15/14	5,428
4,470	5.375%, 08/09/20	4,745
2,400	5.500%, 04/11/13	2,500
1,000	5.500%, 02/15/17	1,019
1,575	6.000%, 12/13/13	1,670
13,500	6.000%, 08/15/17	14,638
7,525	6.010%, 01/15/15	8,081
5,350	6.125%, 11/21/17	5,860
3,675	6.375%, 08/12/14	4,008
700	6.875%, 03/05/38	744
2,850	8.125%, 07/15/39	3,432
13,075	8.500%, 05/22/19	15,981

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
	CME Group, Inc.,
7,200	5.400%, 08/01/13	7,741
700	5.750%, 02/15/14	775
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,439
	ERAC USA Finance LLC,
2,728	2.250%, 01/10/14 (e)	2,773
3,874	4.500%, 08/16/21 (e)	3,945
	FUEL Trust,
12,102	3.984%, 06/15/16 (e)	12,067
3,346	4.207%, 04/15/16 (e)	3,365
	General Electric Capital Corp.,
4,131	2.250%, 11/09/15	4,155
14,400	4.375%, 09/16/20	14,674
3,050	4.625%, 01/07/21	3,144
16,000	5.250%, 10/19/12	16,754
1,787	5.300%, 02/11/21	1,903
1,500	5.400%, 02/15/17	1,659
2,000	5.500%, 06/04/14	2,199
10,250	5.500%, 01/08/20	11,308
7,400	5.625%, 09/15/17	8,221
29,075	5.625%, 05/01/18	32,221
24,103	5.875%, 02/15/12	24,665
1,900	5.875%, 01/14/38	1,936
4,700	5.900%, 05/13/14	5,214
24,792	6.000%, 06/15/12	25,814
5,300	6.000%, 08/07/19	5,963
7,841	6.750%, 03/15/32	8,816
900	6.875%, 01/10/39	1,036
2,625	VAR, 0.366%, 04/10/12	2,625
3,500	VAR, 0.456%, 02/15/17	3,135
10,530	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	10,741
	National Rural Utilities Cooperative Finance Corp.,
530	2.625%, 09/16/12	541
3,550	4.750%, 03/01/14	3,881
2,155	10.375%, 11/01/18	3,082
2,400	Textron Financial Corp., 5.400%, 04/28/13	2,509

		435,535

	Insurance — 1.1%
	ACE INA Holdings, Inc.,
3,636	2.600%, 11/23/15	3,695
2,000	5.600%, 05/15/15	2,205

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
	Aflac, Inc.,
2,118	6.450%, 08/15/40	2,071
1,500	8.500%, 05/15/19	1,862
1,150	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	1,226
5,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	5,340
	American International Group, Inc.,
3,284	4.250%, 05/15/13	3,324
2,800	5.450%, 05/18/17	2,852
1,425	5.600%, 10/18/16	1,476
	AON Corp.,
2,483	3.125%, 05/27/16	2,486
2,012	3.500%, 09/30/15	2,088
1,668	6.250%, 09/30/40	1,843
5,641	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	5,810
	Berkshire Hathaway Finance Corp.,
3,000	2.450%, 12/15/15	3,089
3,500	4.000%, 04/15/12	3,576
3,800	4.600%, 05/15/13	4,004
750	5.000%, 08/15/13	805
11,700	5.400%, 05/15/18	13,375
1,300	5.750%, 01/15/40	1,401
5,859	Berkshire Hathaway, Inc., 3.750%, 08/15/21	5,996
1,130	Chubb Corp., 5.750%, 05/15/18	1,322
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,284
5,063	5.875%, 08/15/20	5,283
	Jackson National Life Global Funding,
3,400	5.375%, 05/08/13 (e)	3,615
4,115	6.125%, 05/30/12 (e)	4,268
2,980	Liberty Mutual Group, Inc., 5.750%, 03/15/14 (e)	3,139
1,625	Lincoln National Corp., 4.850%, 06/24/21	1,579
	MassMutual Global Funding II,
2,714	2.300%, 09/28/15 (e)	2,745
1,628	2.875%, 04/21/14 (e)	1,692
5,150	3.625%, 07/16/12 (e)	5,270
7,358	MetLife Institutional Funding II, VAR, 1.146%, 04/04/14 (e)	7,363
815	MetLife, Inc., 6.817%, 08/15/18	964
	Metropolitan Life Global Funding I,
2,500	2.000%, 01/10/14 (e)	2,527
9,335	2.500%, 01/11/13 (e)	9,473
8,000	2.875%, 09/17/12 (e)	8,122

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
3,235	3.125%, 01/11/16 (e)	3,363
13,300	3.650%, 06/14/18 (e)	13,615
3,000	5.125%, 04/10/13 (e)	3,169
2,497	5.200%, 09/18/13 (e)	2,693
1,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	1,062
	Nationwide Financial Services,
1,130	5.900%, 07/01/12	1,162
1,661	6.250%, 11/15/11	1,672
	Nationwide Mutual Insurance Co.,
1,000	6.600%, 04/15/34	931
5,990	9.375%, 08/15/39 (e)	7,078
	New York Life Global Funding,
3,000	3.000%, 05/04/15 (e)	3,151
5,910	4.650%, 05/09/13 (e)	6,280
5,914	5.375%, 09/15/13 (e)	6,407
	Pacific Life Global Funding,
4,000	5.000%, 05/15/17 (e)	4,306
2,500	5.150%, 04/15/13 (e)	2,637
1,600	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	2,118
6,400	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	7,042
	Principal Life Global Funding I,
1,600	5.050%, 03/15/15 (e)	1,748
11,236	6.250%, 02/15/12 (e)	11,505
	Principal Life Income Funding Trusts,
5,900	5.100%, 04/15/14	6,420
2,215	5.300%, 12/14/12	2,332
2,900	5.300%, 04/24/13	3,096
11,540	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	14,543
1,070	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,232
3,200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	3,535
890	Travelers Property Casualty Corp., 5.000%, 03/15/13	941

		245,208

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
7,010	5.875%, 09/15/20	7,276
3,890	6.650%, 01/15/18	4,385
6,185	HCP, Inc., 5.375%, 02/01/21	6,301
	Simon Property Group LP,
450	4.200%, 02/01/15	480

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
2,400	4.375%, 03/01/21	2,401
1,775	5.625%, 08/15/14	1,981
1,100	5.650%, 02/01/20	1,210
2,120	6.100%, 05/01/16	2,408
3,675	6.125%, 05/30/18	4,139
1,645	6.750%, 05/15/14	1,868
10,077	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	11,426

		43,875

	Thrifts & Mortgage Finance — 0.2%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	8,685
24,170	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	24,434

		33,119

	Total Financials	1,802,782

	Health Care — 0.2%
	Biotechnology — 0.1%
	Amgen, Inc.,
1,188	4.500%, 03/15/20	1,301
4,500	4.950%, 10/01/41	4,484
2,348	5.650%, 06/15/42	2,569
1,975	5.700%, 02/01/19	2,327
3,541	5.750%, 03/15/40	3,929

		14,610

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,150	4.000%, 03/01/14	1,237
500	4.625%, 03/15/15	554
700	Becton Dickinson and Co., 5.000%, 05/15/19	801

		2,592

	Health Care Providers & Services — 0.0% (g)
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,208
	WellPoint, Inc.,
492	5.875%, 06/15/17	572
340	7.000%, 02/15/19	422

		3,202

	Pharmaceuticals — 0.1%
350	Abbott Laboratories, 6.150%, 11/30/37	431
3,200	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,610
1,095	Eli Lilly & Co., 3.550%, 03/06/12	1,112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — Continued
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,093
3,100	5.650%, 05/15/18	3,715
2,100	6.375%, 05/15/38	2,612
1,040	Merck & Co., Inc., 6.000%, 09/15/17	1,271
790	Wyeth, 6.450%, 02/01/24	1,011

		14,855

	Total Health Care	35,259

	Industrials — 0.7%
	Aerospace & Defense — 0.1%
	Boeing Co. (The),
250	3.500%, 02/15/15	269
500	4.875%, 02/15/20	564
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,763
	Lockheed Martin Corp.,
1,000	4.250%, 11/15/19	1,092
3,993	5.720%, 06/01/40	4,368
	United Technologies Corp.,
5	6.100%, 05/15/12	5
8,400	6.125%, 02/01/19	10,427

		18,488

	Airlines — 0.1%
1,679	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,561
567	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	591
4,120	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	4,181
4,485	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	4,356
1,522	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,484

		12,173

	Building Products — 0.0% (g)
800	Masco Corp., 5.850%, 03/15/17	796

	Commercial Services & Supplies — 0.1%
2,850	Allied Waste North America, Inc., 6.875%, 06/01/17	3,071
	Pitney Bowes, Inc.,
4,300	4.875%, 08/15/14	4,669
7,170	5.000%, 03/15/15	7,758
1,700	5.600%, 03/15/18	1,878

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	2,040
1,365	7.375%, 03/11/19	1,735
800	7.750%, 05/15/32	1,039

		22,190

	Industrial Conglomerates — 0.0% (g)
	Koninklijke Philips Electronics N.V., (Netherlands),
1,666	5.750%, 03/11/18	1,922
550	7.200%, 06/01/26	687
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,581
2,650	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	3,485
3,100	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	3,781

		11,456

	Machinery — 0.1%
3,748	Danaher Corp., 3.900%, 06/23/21	3,988
	Eaton Corp.,
2,650	5.600%, 05/15/18	3,119
2,000	7.625%, 04/01/24	2,687
775	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	929
350	PACCAR, Inc., 6.375%, 02/15/12	358
775	Parker Hannifin Corp., 5.500%, 05/15/18	919

		12,000

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
2,080	3.450%, 09/15/21	2,076
1,418	3.600%, 09/01/20	1,421
5,250	5.400%, 06/01/41	5,487
3,660	5.650%, 05/01/17	4,264
1,675	5.750%, 03/15/18	1,960
2,000	5.750%, 05/01/40	2,194
600	6.700%, 08/01/28	728
1,300	7.000%, 02/01/14	1,483
1,300	7.290%, 06/01/36	1,721
	CSX Corp.,
1,986	4.250%, 06/01/21	2,079
3,900	5.500%, 04/15/41	4,062
1,700	6.250%, 04/01/15	1,975
850	6.300%, 03/15/12	874

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
700	7.375%, 02/01/19	883
4,000	7.900%, 05/01/17	5,042
400	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	474
2,579	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	2,975
	Norfolk Southern Corp.,
299	5.590%, 05/17/25	342
871	5.640%, 05/17/29	983
1,500	6.000%, 03/15/99	1,638
3,143	6.000%, 05/23/11	3,382
326	7.250%, 02/15/31	433
135	7.700%, 05/15/17	171
34	7.800%, 05/15/27	46
2,690	Ryder System, Inc., 3.600%, 03/01/16	2,791
	Union Pacific Corp.,
4,388	4.163%, 07/15/22 (e)	4,656
175	4.875%, 01/15/15	194
1,484	5.650%, 05/01/17	1,728
1,000	5.780%, 07/15/40	1,098
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,273
600	SUB, 8.375%, 04/01/30	855

		61,288

	Total Industrials	138,391

	Information Technology — 0.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,737
4,660	5.500%, 01/15/40	5,083
4,990	5.900%, 02/15/39	5,654

		12,474

	Computers & Peripherals — 0.2%
	Dell, Inc.,
6,526	3.100%, 04/01/16	6,822
2,200	4.625%, 04/01/21	2,323
570	5.650%, 04/15/18	650
1,900	7.100%, 04/15/28	2,295
	Hewlett-Packard Co.,
650	2.950%, 08/15/12	661
7,667	4.300%, 06/01/21	7,964
1,000	4.500%, 03/01/13	1,049
1,900	4.750%, 06/02/14	2,069
2,525	5.400%, 03/01/17	2,870
4,400	6.125%, 03/01/14	4,853

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Computers & Peripherals — Continued
	International Business Machines Corp.,
5,151	1.950%, 07/22/16	5,227
3,950	5.700%, 09/14/17	4,737
660	6.220%, 08/01/27	810
4,500	7.625%, 10/15/18	5,952
450	8.000%, 10/15/38	666

		48,948

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
855	3.375%, 11/01/15	884
4,635	6.000%, 04/01/20	5,015
5,270	6.875%, 07/01/13	5,678
3,600	7.500%, 01/15/27	4,139

		15,716

	IT Services — 0.0% (g)
	HP Enterprise Services LLC,
2,950	6.000%, 08/01/13	3,207
2,420	7.450%, 10/15/29	3,235

		6,442

	Office Electronics — 0.0% (g)
	Xerox Corp.,
1,770	4.500%, 05/15/21	1,830
3,450	5.625%, 12/15/19	3,867
3,200	6.750%, 02/01/17	3,750
310	8.250%, 05/15/14	359

		9,806

	Semiconductors & Semiconductor Equipment — 0.1%
8,285	National Semiconductor Corp., 6.600%, 06/15/17	10,124
5,000	Texas Instruments, Inc., 1.375%, 05/15/14	5,070

		15,194

	Software — 0.1%
1,796	Intuit, Inc., 5.750%, 03/15/17	2,067
	Microsoft Corp.,
7,590	1.625%, 09/25/15	7,738
1,214	4.500%, 10/01/40	1,233
	Oracle Corp.,
5,300	5.000%, 07/08/19	6,095
2,320	5.250%, 01/15/16	2,667
3,400	5.750%, 04/15/18	4,072
1,950	6.500%, 04/15/38	2,427

		26,299

	Total Information Technology	134,879

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Materials — 0.3%
	Chemicals — 0.3%
850	Air Products & Chemicals, Inc., 4.150%, 02/01/13	890
	Dow Chemical Co. (The),
4,831	4.250%, 11/15/20	4,934
650	6.000%, 10/01/12	685
1,345	7.375%, 11/01/29	1,682
6,770	7.600%, 05/15/14	7,803
2,044	8.550%, 05/15/19	2,656
	El du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,775
125	4.125%, 03/06/13	131
500	4.875%, 04/30/14	551
2,150	4.900%, 01/15/41	2,210
1,500	5.600%, 12/15/36	1,681
5,000	6.000%, 07/15/18	6,037
3,750	Monsanto Co., 7.375%, 08/15/12	3,979
	Potash Corp. of Saskatchewan, Inc., (Canada),
1,450	4.875%, 03/01/13	1,535
3,800	6.500%, 05/15/19	4,652
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,259
2,150	5.750%, 03/15/13	2,299
1,800	6.650%, 03/15/18	2,211
2,100	9.000%, 05/01/21	2,913
	Praxair, Inc.,
850	4.375%, 03/31/14	923
1,900	4.625%, 03/30/15	2,110
480	5.200%, 03/15/17	560
1,295	5.250%, 11/15/14	1,463
	Union Carbide Corp.,
6,050	7.500%, 06/01/25	7,033
1,800	7.750%, 10/01/96	1,985

		65,957

	Construction Materials — 0.0% (g)
1,666	CRH America, Inc., 6.000%, 09/30/16	1,842

	Metals & Mining — 0.0% (g)
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,273
1,585	8.950%, 05/01/14	1,901

		3,174

	Total Materials	70,973

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
270	AT&T Corp., 8.000%, 11/15/31	365
	AT&T, Inc.,
7,000	4.450%, 05/15/21	7,512
8,300	4.950%, 01/15/13	8,718
1,120	5.100%, 09/15/14	1,238
10,603	5.350%, 09/01/40	10,803
2,925	5.500%, 02/01/18	3,365
1,300	5.600%, 05/15/18	1,502
2,295	5.625%, 06/15/16	2,621
7,200	6.300%, 01/15/38	8,058
500	6.800%, 05/15/36	588
	BellSouth Corp.,
4,550	5.200%, 09/15/14	5,037
1,000	6.550%, 06/15/34	1,129
3,840	6.875%, 10/15/31	4,543
	BellSouth Telecommunications, Inc.,
1,541	6.300%, 12/15/15	1,655
1,200	7.000%, 10/01/25	1,445
2,300	7.000%, 12/01/95	2,585
	British Telecommunications plc, (United Kingdom),
5,000	5.150%, 01/15/13	5,272
2,800	5.950%, 01/15/18	3,162
300	9.875%, 12/15/30	438
4,500	Centel Capital Corp., 9.000%, 10/15/19	5,178
	CenturyLink, Inc.,
9,400	6.450%, 06/15/21	9,153
6,000	Series P, 7.600%, 09/15/39	5,532
	Deutsche Telekom International Finance B.V., (Netherlands),
4,200	4.875%, 07/08/14	4,566
785	5.250%, 07/22/13	839
2,025	6.000%, 07/08/19	2,412
5,800	8.750%, 06/15/30	7,844
1,000	France Telecom S.A., (France), 8.500%, 03/01/31	1,331
	GTE Corp.,
17,200	6.840%, 04/15/18	20,652
1,000	8.750%, 11/01/21	1,401
	Telecom Italia Capital S.A., (Luxembourg),
4,360	4.950%, 09/30/14	4,297
2,300	5.250%, 11/15/13	2,303
2,650	6.175%, 06/18/14	2,674
2,125	6.999%, 06/04/18	2,191

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	Telefonica Emisiones S.A.U., (Spain),
2,258	5.462%, 02/16/21	2,184
4,000	5.855%, 02/04/13	4,131
1,500	5.877%, 07/15/19	1,505
3,250	6.221%, 07/03/17	3,357
2,400	6.421%, 06/20/16	2,522
	Verizon Communications, Inc.,
2,175	5.500%, 02/15/18	2,523
250	5.550%, 02/15/16	284
1,443	5.850%, 09/15/35	1,602
4,400	7.350%, 04/01/39	5,643
1,500	8.750%, 11/01/18	2,032
6,498	Verizon Florida LLC, 6.125%, 01/15/13	6,924
8,025	Verizon Global Funding Corp., 7.750%, 12/01/30	10,584
	Verizon Maryland, Inc.,
2,363	6.125%, 03/01/12	2,424
3,100	7.150%, 05/01/23	3,280
900	Verizon New England, Inc., 4.750%, 10/01/13	956
880	Verizon New York, Inc., 7.375%, 04/01/32	1,037
5,232	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	6,823
2,788	Verizon Virginia, Inc., 4.625%, 03/15/13	2,930

		201,150

	Wireless Telecommunication Services — 0.1%
4,274	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	4,239
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,650
2,780	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,849
	Vodafone Group plc, (United Kingdom),
5,125	5.000%, 09/15/15	5,748
753	5.450%, 06/10/19	880

		15,366

	Total Telecommunication Services	216,516

	Utilities — 1.2%
	Electric Utilities — 0.9%
2,123	Alabama Power Co., 6.125%, 05/15/38	2,628
2,250	Appalachian Power Co., 6.700%, 08/15/37	2,665
	Arizona Public Service Co.,
1,110	4.650%, 05/15/15	1,206
3,385	5.050%, 09/01/41	3,296

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — continued
	Carolina Power & Light Co.,
2,177	5.125%, 09/15/13	2,359
2,000	5.300%, 01/15/19	2,357
	CenterPoint Energy Houston Electric LLC,
3,100	5.750%, 01/15/14	3,430
3,725	7.000%, 03/01/14	4,253
3,450	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,400
1,550	Columbus Southern Power Co., 6.050%, 05/01/18	1,848
5,342	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,489
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,098
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,548
	Duke Energy Carolinas LLC,
1,991	4.300%, 06/15/20	2,178
1,400	5.100%, 04/15/18	1,635
1,795	5.625%, 11/30/12	1,901
1,816	6.250%, 01/15/12	1,852
	Duke Energy Corp.,
2,966	3.550%, 09/15/21	2,932
1,875	3.950%, 09/15/14	2,012
	Duke Energy Indiana, Inc.,
2,260	3.750%, 07/15/20	2,378
3,100	6.350%, 08/15/38	3,837
	Enel Finance International N.V., (Luxembourg),
6,030	5.125%, 10/07/19 (e)	6,032
1,000	6.000%, 10/07/39 (e)	864
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	5,968
1,857	5.750%, 10/01/41	1,891
	Florida Power & Light Co.,
500	5.950%, 10/01/33	603
1,000	5.950%, 02/01/38	1,227
	Florida Power Corp.,
500	4.800%, 03/01/13	529
1,125	5.650%, 06/15/18	1,339
700	6.400%, 06/15/38	871
	Georgia Power Co.,
400	5.950%, 02/01/39	472
1,100	6.000%, 11/01/13	1,214
1,507	Great Plains Energy, Inc., 4.850%, 06/01/21	1,588
1,085	Indiana Michigan Power Co., 7.000%, 03/15/19	1,357

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	382
192	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	194
700	MidAmerican Energy Co., 5.300%, 03/15/18	812
	Nevada Power Co.,
367	5.375%, 09/15/40	404
950	6.500%, 08/01/18	1,145
1,825	7.125%, 03/15/19	2,291
	NextEra Energy Capital Holdings, Inc.,
900	5.350%, 06/15/13	960
1,200	6.000%, 03/01/19	1,390
1,600	7.875%, 12/15/15	1,918
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,819
2,560	Nisource Finance Corp., 6.150%, 03/01/13	2,727
2,500	Northern States Power Co., 6.250%, 06/01/36	3,160
2,400	Ohio Power Co., 5.750%, 09/01/13	2,609
	Oncor Electric Delivery Co. LLC,
820	5.950%, 09/01/13	894
6,150	6.800%, 09/01/18	7,453
	Pacific Gas & Electric Co.,
1,980	5.625%, 11/30/17	2,322
750	8.250%, 10/15/18	999
	PacifiCorp,
250	5.500%, 01/15/19	296
2,850	5.650%, 07/15/18	3,369
125	6.900%, 11/15/11	127
900	Peco Energy Co., 5.350%, 03/01/18	1,060
900	Pennsylvania Electric Co., 6.050%, 09/01/17	1,031
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,706
	Progress Energy, Inc.,
3,778	4.400%, 01/15/21	4,019
730	6.050%, 03/15/14	813
1,480	7.750%, 03/01/31	1,956
	PSEG Power LLC,
2,411	5.125%, 04/15/20	2,631
2,190	5.500%, 12/01/15	2,447
1,255	8.625%, 04/15/31	1,699
	Public Service Co. of Colorado,
1,160	3.200%, 11/15/20	1,181
275	5.800%, 08/01/18	334
	Public Service Co. of Oklahoma,
1,964	4.400%, 02/01/21	2,093

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
3,350	6.625%, 11/15/37	4,043
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	967
1,138	5.375%, 11/01/39	1,282
5,300	6.330%, 11/01/13	5,877
	Southern California Edison Co.,
988	3.875%, 06/01/21	1,059
1,200	4.150%, 09/15/14	1,306
1,400	5.500%, 08/15/18	1,654
1,650	5.750%, 03/15/14	1,838
645	5.950%, 02/01/38	786
2,450	6.050%, 03/15/39	3,035
	Southern Co.,
2,973	1.950%, 09/01/16	2,970
580	4.150%, 05/15/14	621
3,400	Southwestern Public Service Co., 8.750%, 12/01/18	4,592
	Spectra Energy Capital LLC,
2,900	5.500%, 03/01/14	3,159
350	5.668%, 08/15/14	389
3,645	6.250%, 02/15/13	3,879
1,000	7.500%, 09/15/38	1,281
3,850	8.000%, 10/01/19	4,863
	Virginia Electric and Power Co.,
2,550	5.100%, 11/30/12	2,684
4,600	5.400%, 04/30/18	5,391
800	5.950%, 09/15/17	966

		190,140

	Gas Utilities — 0.1%
	AGL Capital Corp.,
1,700	4.450%, 04/15/13	1,772
4,728	5.875%, 03/15/41	5,465
1,530	ANR Pipeline Co., 9.625%, 11/01/21	2,217
	Atmos Energy Corp.,
320	5.125%, 01/15/13	338
690	8.500%, 03/15/19	931
	CenterPoint Energy Resources Corp.,
1,000	4.500%, 01/15/21 (e)	1,061
530	6.125%, 11/01/17	626
1,037	Southern California Gas Co., 4.800%, 10/01/12	1,083
	TransCanada PipeLines Ltd., (Canada),
1,515	4.000%, 06/15/13	1,599
1,500	6.200%, 10/15/37	1,780
1,900	6.500%, 08/15/18	2,313

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — Continued
2,650	7.125%, 01/15/19	3,367
2,100	7.250%, 08/15/38	2,741

		25,293

	Multi-Utilities — 0.2%
3,780	CenterPoint Energy, Inc., 6.500%, 05/01/18	4,492
	Dominion Resources, Inc.,
2,052	4.900%, 08/01/41	2,029
590	6.000%, 11/30/17	701
1,879	6.250%, 06/30/12	1,959
1,200	7.000%, 06/15/38	1,547
1,600	8.875%, 01/15/19	2,120
4,650	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	5,043
1,625	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,893
1,550	PG&E Corp., 5.750%, 04/01/14	1,711
	Sempra Energy,
1,500	6.000%, 10/15/39	1,719
2,300	6.150%, 06/15/18	2,684
900	6.500%, 06/01/16	1,071
2,760	8.900%, 11/15/13	3,173
4,900	9.800%, 02/15/19	6,899
	Wisconsin Electric Power Co.,
1,400	6.000%, 04/01/14	1,584
1,295	6.250%, 12/01/15	1,550
601	Xcel Energy, Inc., 4.700%, 05/15/20	663

		40,838

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
2,025	6.085%, 10/15/17	2,396
3,740	6.593%, 10/15/37	4,378

		6,774

	Total Utilities	263,045

	Total Corporate Bonds (Cost $3,029,772)	3,192,770

Foreign Government Securities — 0.3%
	Israel Government AID Bond, (Israel),
27,000	Zero Coupon, 08/15/17	24,409
3,040	Province of Manitoba, (Canada), 2.125%, 04/22/13	3,127
	Province of Ontario, (Canada),
5,500	2.700%, 06/16/15	5,822
12,250	2.950%, 02/05/15	13,045
560	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	783

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Foreign Government Securities — Continued
	United Mexican States, (Mexico),
5,706	5.750%, 10/12/10	5,621
2,035	5.875%, 01/15/14	2,228
3,398	6.375%, 01/16/13	3,627
850	6.625%, 03/03/15	983
4,881	7.500%, 04/08/33	6,565
2,925	8.300%, 08/15/31	4,219

	Total Foreign Government Securities (Cost $64,946)	70,429

Mortgage Pass-Through Securities — 13.2%
	Federal Home Loan Mortgage Corp.,
1,715	ARM, 2.107%, 07/01/36	1,805
95	ARM, 2.210%, 07/01/19	99
755	ARM, 2.289%, 08/01/36	790
212	ARM, 2.308%, 01/01/27	222
63	ARM, 2.375%, 07/01/26	63
89	ARM, 2.430%, 04/01/30	94
990	ARM, 2.480%, 12/01/33	1,038
5,574	ARM, 2.495%, 05/01/36	5,949
1,915	ARM, 2.496%, 07/01/36	2,005
1,881	ARM, 2.500%, 01/01/35	1,980
4,956	ARM, 2.509%, 05/01/33	5,213
1,809	ARM, 2.510%, 04/01/34	1,902
933	ARM, 2.529%, 08/01/35	984
1,151	ARM, 2.565%, 02/01/36	1,209
2,547	ARM, 2.574%, 12/01/35	2,687
1,543	ARM, 2.617%, 07/01/37	1,637
3,469	ARM, 2.624%, 09/01/34	3,644
214	ARM, 2.628%, 09/01/32	223
5,666	ARM, 2.758%, 09/01/36	6,018
5,882	ARM, 2.790%, 03/01/36	6,253
707	ARM, 2.803%, 01/01/37	747
1,602	ARM, 3.066%, 05/01/36	1,691
6,082	ARM, 3.308%, 03/01/36	6,492
3,604	ARM, 3.501%, 09/01/36	3,812
966	ARM, 3.883%, 11/01/36	1,003
9,762	ARM, 4.294%, 12/01/36	10,306
11,279	ARM, 4.541%, 08/01/36	11,872
2,394	ARM, 4.613%, 08/01/36	2,521
8,271	ARM, 4.918%, 02/01/36	8,831
14,706	ARM, 4.994%, 01/01/35	15,773
7,146	ARM, 5.012%, 05/01/37	7,597
5,286	ARM, 5.061%, 07/01/36	5,672
2,899	ARM, 5.114%, 11/01/36	3,061
10,130	ARM, 5.126%, 03/01/37	10,718
3,187	ARM, 5.295%, 05/01/38	3,385

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,991	ARM, 5.535%, 05/01/36	6,417
3,870	ARM, 5.612%, 04/01/38	4,117
3,060	ARM, 5.626%, 10/01/36	3,190
1,476	ARM, 5.655%, 04/01/37	1,577
5,339	ARM, 5.673%, 06/01/37	5,776
4,528	ARM, 5.729%, 02/01/37	4,817
3,846	ARM, 5.739%, 05/01/37	4,094
2,533	ARM, 5.748%, 05/01/37	2,709
3,094	ARM, 5.754%, 06/01/36	3,318
3,688	ARM, 5.785%, 01/01/37	3,909
4,303	ARM, 5.794%, 11/01/36	4,575
3,022	ARM, 5.823%, 10/01/36	3,156
280	ARM, 5.865%, 02/01/37	298
3,580	ARM, 5.876%, 04/01/37	3,810
983	ARM, 5.882%, 05/01/37	1,046
1,638	ARM, 5.927%, 04/01/37	1,770
2,099	ARM, 5.929%, 03/01/37	2,234
7,136	ARM, 5.948%, 10/01/36	7,464
748	ARM, 6.011%, 02/01/37	795
15,144	ARM, 6.013%, 11/01/36	16,336
12,745	ARM, 6.014%, 06/01/36	13,742
8,963	ARM, 6.037%, 12/01/36	9,584
8,633	ARM, 6.058%, 12/01/36	9,186
1,629	ARM, 6.073%, 05/01/37	1,737
1,196	ARM, 6.090%, 03/01/37	1,262
568	ARM, 6.114%, 12/01/36	597
839	ARM, 6.227%, 10/01/36	864
3,761	ARM, 6.293%, 05/01/37	3,989
6,796	ARM, 6.296%, 02/01/37	7,152
1,201	ARM, 6.398%, 02/01/37	1,298
2,448	ARM, 6.429%, 10/01/36	2,547
1,059	ARM, 6.454%, 12/01/36	1,145
1,197	ARM, 6.463%, 11/01/37	1,288
2,608	ARM, 6.464%, 10/01/36	2,721
4,188	ARM, 6.534%, 10/01/36	4,359
4,085	ARM, 6.666%, 11/01/36	4,420
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,190	4.000%, 06/01/18 - 05/01/19	3,372
3,135	4.500%, 08/01/18 - 10/01/18	3,340
14,710	5.000%, 10/01/17 - 12/01/18	15,834
65,951	5.500%, 06/01/17 - 02/01/24	71,842
32,961	6.000%, 04/01/17 - 03/01/22	35,624
5,370	6.500%, 07/01/16 - 03/01/22	5,805
56	7.000%, 09/01/12 - 04/01/17	61
32	7.500%, 10/01/14 - 11/01/15	33

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
12	8.500%, 11/01/15	14
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5,732	5.500%, 01/01/23 - 11/01/23	6,305
422	6.000%, 12/01/22	469
2,920	6.500%, 12/01/13 - 01/01/28	3,274
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,178	4.000%, 10/01/33	5,417
79,820	4.500%, 05/01/41	84,390
107,347	5.000%, 01/01/34 - 08/01/40	115,828
11,128	5.500%, 10/01/33 - 12/01/36	12,215
3,865	6.000%, 10/01/29 - 12/01/36	4,330
20,496	6.500%, 08/01/29 - 03/01/38	23,395
5,098	7.000%, 04/01/22 - 02/01/37	5,856
11,979	7.500%, 08/01/25 - 09/01/38	13,825
49	8.000%, 07/01/20 - 11/01/24	57
135	8.500%, 07/01/28	162
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
17,281	7.500%, 01/01/32 - 12/01/36	20,198
9,923	10.000%, 10/01/30	11,924
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
14,452	5.500%, 04/01/18	15,337
2,383	6.000%, 11/01/36	2,627
40,667	6.500%, 12/01/35 - 06/01/37	45,426
1,166	7.000%, 07/01/29 - 08/01/47	1,328
2,039	10.000%, 03/17/26	2,388
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
27	12.000%, 08/01/15 - 07/01/19	30
	Federal National Mortgage Association,
800	ARM, 1.583%, 08/01/34	815
1,581	ARM, 1.811%, 09/01/33	1,631
667	ARM, 1.921%, 02/01/35	697
66	ARM, 1.970%, 03/01/19	67
9,939	ARM, 1.981%, 01/01/35	10,439
1,543	ARM, 2.113%, 05/01/35	1,613
325	ARM, 2.135%, 08/01/35	338
5,479	ARM, 2.251%, 01/01/36	5,680
204	ARM, 2.264%, 07/01/34	215
1,636	ARM, 2.273%, 08/01/36	1,719
1,401	ARM, 2.310%, 03/01/35	1,471
864	ARM, 2.331%, 04/01/34	908
2,264	ARM, 2.335%, 07/01/35	2,383
1,127	ARM, 2.345%, 08/01/33	1,185

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

704	ARM, 2.364%, 08/01/34	726
945	ARM, 2.432%, 09/01/35	999
325	ARM, 2.434%, 01/01/34	341
1,294	ARM, 2.452%, 11/01/33	1,357
234	ARM, 2.470%, 05/01/35	248
2,245	ARM, 2.484%, 01/01/36	2,359
1,444	ARM, 2.487%, 06/01/36	1,525
4,708	ARM, 2.499%, 08/01/36	4,915
2,152	ARM, 2.520%, 07/01/36	2,266
894	ARM, 2.522%, 10/01/34	940
192	ARM, 2.526%, 09/01/34	203
2,140	ARM, 2.545%, 06/01/34	2,251
6,845	ARM, 2.569%, 06/01/36	7,251
1,386	ARM, 2.599%, 05/01/36	1,470
2,220	ARM, 2.683%, 06/01/36	2,355
627	ARM, 2.721%, 09/01/33	663
13	ARM, 2.755%, 01/01/19	13
10	ARM, 2.797%, 08/01/19	10
2,268	ARM, 2.827%, 04/01/35	2,389
14	ARM, 2.848%, 06/01/26	14
687	ARM, 2.916%, 02/01/36	723
19,584	ARM, 2.959%, 03/01/36	20,610
149	ARM, 3.000%, 01/01/36	157
1,489	ARM, 3.110%, 10/01/34	1,568
270	ARM, 3.190%, 09/01/27	274
7,442	ARM, 3.719%, 11/01/37	7,738
253	ARM, 3.934%, 03/01/29	261
564	ARM, 4.313%, 11/01/34	596
860	ARM, 4.369%, 11/01/34	910
5,931	ARM, 4.633%, 09/01/36	6,359
479	ARM, 5.003%, 01/01/34	516
10,745	ARM, 5.091%, 07/01/37	11,421
631	ARM, 5.110%, 01/01/35	668
1,303	ARM, 5.116%, 09/01/36	1,368
4,250	ARM, 5.228%, 01/01/38	4,560
3,097	ARM, 5.374%, 10/01/35	3,301
2,268	ARM, 5.376%, 11/01/37	2,411
3,542	ARM, 5.486%, 10/01/36	3,775
1,417	ARM, 5.498%, 01/01/37	1,507
2,794	ARM, 5.516%, 07/01/37	2,980
2,302	ARM, 5.528%, 12/01/36	2,437
1,804	ARM, 5.579%, 08/01/36	1,942
21,345	ARM, 5.629%, 01/01/23	23,200
2,612	ARM, 5.632%, 10/01/36	2,791
6,476	ARM, 5.662%, 10/01/36	6,820
13,391	ARM, 5.666%, 12/01/37	14,319

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
2,775	ARM, 5.684%, 11/01/36	2,919
8,003	ARM, 5.723%, 08/01/37	8,513
5,132	ARM, 5.734%, 04/01/37	5,463
8,736	ARM, 5.767%, 12/01/36	9,284
2,584	ARM, 5.781%, 02/01/37	2,749
336	ARM, 5.799%, 07/01/37	357
2,219	ARM, 5.848%, 09/01/36	2,318
1,976	ARM, 5.874%, 11/01/36	2,088
2,832	ARM, 5.904%, 09/01/37	3,056
2,429	ARM, 5.959%, 09/01/37	2,658
1,129	ARM, 5.960%, 09/01/37	1,206
2,839	ARM, 5.992%, 09/01/37	3,040
2,259	ARM, 6.071%, 07/01/37	2,410
8,457	ARM, 6.108%, 09/01/36	9,202
1,522	ARM, 6.135%, 09/01/36	1,590
5,247	ARM, 6.240%, 08/01/36	5,760
1,271	ARM, 6.301%, 09/01/37	1,371
3,117	ARM, 6.314%, 02/01/37	3,278
2,232	ARM, 6.520%, 01/01/37	2,386
	Federal National Mortgage Association, 15 Year, Single Family,
679	3.500%, 04/01/19	726
9,840	4.000%, 07/01/18 - 12/01/20	10,484
36,058	4.500%, 05/01/18 - 12/01/19	38,768
40,120	5.000%, 12/01/16 - 08/01/24	43,458
36,302	5.500%, 02/01/18 - 07/01/20	39,559
80,716	6.000%, 06/01/16 - 07/01/24	87,745
9,726	6.500%, 05/01/13 - 02/01/24	10,680
1,159	7.000%, 03/01/17 - 11/01/17	1,257
73	7.500%, 10/01/12 - 03/01/17	78
35	8.000%, 11/01/12 - 11/01/15	36
	Federal National Mortgage Association, 20 Year, Single Family,
1,478	5.000%, 10/01/25	1,612
4,861	5.500%, 07/01/25	5,374
48,459	6.000%, 02/01/14 - 09/01/29	53,733
9,054	6.500%, 05/01/22 - 08/01/26	10,116
	Federal National Mortgage Association, 30 Year, FHA/VA,
288	6.000%, 09/01/33	323
503	6.500%, 03/01/29	579
80	7.000%, 02/01/33	93
116	8.000%, 06/01/28	136
109	8.500%, 08/01/27 - 02/01/30	128
138	9.000%, 05/01/18 - 12/01/30	159
39	9.500%, 12/01/18	45

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association, 30 Year, Single Family,
1,573	4.000%, 12/01/33	1,648
7,190	4.130%, 07/01/20	7,753
3,627	4.500%, 11/01/33 - 09/01/34	3,861
75,456	5.000%, 06/01/33 - 08/01/40	81,709
86,642	5.500%, 11/01/32 - 12/01/39	95,406
54,379	6.000%, 12/01/28 - 04/01/38	60,656
133,118	6.500%, 11/01/29 - 10/01/38	151,206
64,966	7.000%, 04/01/17 - 01/01/39	74,984
37,517	7.500%, 11/01/22 - 04/01/39	43,774
1,816	8.000%, 03/01/21 - 01/01/38	2,125
47	8.500%, 07/01/24 - 06/01/25	55
6	9.000%, 04/01/26	6
43	9.500%, 07/01/28	51
20	10.000%, 02/01/24	23
31	12.500%, 01/01/16	32
	Federal National Mortgage Association, Other,
644	VAR, 2.500%, 08/01/34	677
5,973	VAR, 6.070%, 11/01/18	6,532
4,827	2.573%, 10/01/17	4,892
4,000	2.779%, 10/01/17	4,092
14,816	2.970%, 11/01/18	15,156
8,000	3.290%, 10/01/20	8,175
6,000	3.337%, 11/01/20	6,104
7,880	3.379%, 11/01/20	8,017
6,500	3.461%, 11/01/20	6,663
8,000	3.472%, 10/01/20	8,214
10,000	3.492%, 01/01/18	10,516
2,655	3.503%, 08/01/17	2,799
9,878	3.544%, 09/01/20	10,193
15,150	3.590%, 10/01/20	15,785
8,500	3.596%, 12/01/20	8,779
1,978	3.600%, 09/01/20	2,062
20,325	3.616%, 09/01/20 - 10/01/20	21,057
29,578	3.621%, 09/01/20	30,672
6,500	3.637%, 01/01/18	6,897
10,000	3.638%, 12/01/20	10,288
14,866	3.658%, 01/01/18 - 10/01/20	15,667
19,987	3.730%, 06/01/18	21,543
3,000	3.751%, 01/01/18	3,192
7,000	3.761%, 06/01/18	7,457
5,967	3.800%, 03/01/18	6,412
3,643	3.802%, 09/01/20	3,819
3,959	3.823%, 12/01/20	4,149
19,211	3.864%, 07/01/20 - 08/01/20	20,233

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
12,088	3.895%, 01/01/21	12,714
10,000	3.926%, 08/01/20	10,504
15,000	3.930%, 07/01/20	15,986
10,000	3.960%, 08/01/20	10,672
10,000	3.980%, 11/01/16	10,659
9,989	3.988%, 07/01/21	10,527
11,400	3.999%, 01/01/21	12,068
1,134	4.000%, 04/01/20	1,189
21,449	4.019%, 08/01/20 - 07/01/21	22,737
4,000	4.061%, 01/01/21	4,250
15,000	4.081%, 07/01/20	15,963
6,495	4.102%, 06/01/21	6,892
5,593	4.123%, 07/01/21	5,949
9,667	4.195%, 07/01/21	10,327
32,000	4.201%, 07/01/20	34,299
7,050	4.236%, 06/01/21	7,550
10,000	4.250%, 04/01/21	10,764
8,500	4.267%, 11/01/19	9,163
17,900	4.298%, 03/01/21	19,279
5,500	4.329%, 06/01/21	5,926
15,000	4.350%, 04/01/20	16,402
20,790	4.381%, 11/01/19 - 06/01/21	22,488
7,600	4.391%, 04/01/21	8,180
19,581	4.424%, 01/01/20	21,342
7,933	4.443%, 08/01/20 - 04/01/21	8,597
12,478	4.474%, 02/01/21 - 04/01/21	13,811
18,000	4.484%, 06/01/21	19,464
2,930	4.500%, 03/01/20	3,205
23,465	4.514%, 04/01/20	25,720
11,831	4.515%, 02/01/20	12,976
7,600	4.536%, 05/01/21	8,293
3,432	4.540%, 01/01/20	3,794
64,300	4.546%, 02/01/20	70,560
4,369	4.598%, 01/01/21	4,791
9,000	4.629%, 06/01/21	9,822
23,682	4.681%, 12/01/19	26,202
12,929	4.794%, 01/01/21	14,325
711	5.000%, 12/01/32	766
9,000	5.414%, 05/01/17	10,166
16,265	5.500%, 03/01/17 - 06/01/39	17,590
22,540	6.000%, 02/01/36 - 11/01/48	24,756
7,492	6.500%, 04/01/36 - 05/01/37	8,259
6,161	7.000%, 02/01/36 - 01/01/38	7,041
430	7.500%, 10/01/37	496
2,164	8.000%, 11/01/37	2,497
204	10.890%, 04/15/19	233

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association II, 30 Year, Single Family,
24,282	6.000%, 03/20/28 - 08/20/39	27,327
3,279	6.500%, 07/20/29	3,769
1,993	7.000%, 08/20/38	2,321
201	7.500%, 02/20/28 - 09/20/28	235
389	8.000%, 12/20/25 - 10/20/28	460
180	8.500%, 03/20/25 - 05/20/25	216
	Government National Mortgage Association, 15 Year, Single Family,
176	6.000%, 10/15/17	193
213	6.500%, 06/15/17 - 12/15/17	235
3	7.500%, 02/15/12 - 03/15/12	3
373	8.000%, 01/15/16	401
	Government National Mortgage Association, 30 Year, Single Family,
12,220	5.500%, 04/15/33 - 09/15/34	13,713
455	6.000%, 11/15/28	517
8,310	6.500%, 01/15/24 - 12/15/35	9,527
13,461	7.000%, 08/15/23 - 04/15/37	15,479
3,253	7.500%, 11/15/22 - 10/15/37	3,799
93	8.000%, 05/15/22 - 08/15/28	109
35	8.500%, 03/15/17 - 11/15/17	39
68	9.000%, 08/15/16 - 11/15/24	78
4,057	9.500%, 01/15/17 - 12/15/25	4,849
31	12.000%, 11/15/19	35

	Total Mortgage Pass-Through Securities (Cost $2,725,849)	2,830,536

Municipal Bonds — 0.2%
	Illinois — 0.0% (g)
5,450	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,742

	New York — 0.1%
2,500	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	2,886
12,225	Port Authority of New York & New Jersey, Taxable Construction 164, Construction 164, Rev., 5.647%, 11/01/40	13,431

		16,317

	Ohio — 0.1%
13,075	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	15,821

	Total Municipal Bonds (Cost $33,004)	36,880

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Supranational — 0.1%
	Corp. Andina de Fomento, (Supranational),
9,103	3.750%, 01/15/16	9,285
720	5.200%, 05/21/13	763

	Total Supranational (Cost $9,898)	10,048

U.S. Government Agency Securities — 1.5%
	Federal Farm Credit Bank,
5,000	1.875%, 12/07/12	5,100
10,000	5.125%, 11/15/18	12,013
	Federal Home Loan Mortgage Corp.,
38,500	4.125%, 12/21/12	40,410
4,000	5.125%, 11/17/17	4,808
25,500	5.500%, 08/23/17	31,127
1,260	5.750%, 01/15/12	1,287
	Federal National Mortgage Association,
26,500	Zero Coupon, 06/01/17	23,950
45,000	Zero Coupon, 07/05/14	43,910
26,700	5.000%, 05/11/17	31,762
33,400	5.375%, 06/12/17	40,395
2,735	6.125%, 03/15/12	2,821
11,500	Federal National Mortgage Association Interest Strip, 11/15/21	8,369
	Financing Corp. Fico,
16,800	Zero Coupon, 04/05/19	14,298
13,200	Zero Coupon, 09/26/19	10,984
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,202
5,741	Zero Coupon, 04/01/16	5,289
13,319	Zero Coupon, 04/01/19	10,849
10,000	Residual Funding Corp., Principal Strip, Zero Coupon, 07/15/20	8,043
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	3,178
1,195	5.250%, 09/15/39	1,404
9,500	5.500%, 07/18/17	11,500
	Tennessee Valley Authority STRIP,
7,506	01/15/19	6,296
12,000	05/01/19	9,944

	Total U.S. Government Agency Securities (Cost $313,073)	331,939

U.S. Treasury Obligations — 26.2%
	U.S. Treasury Bonds,
20,300	4.500%, 02/15/36	23,865
2,000	4.500%, 08/15/39	2,336
650	5.250%, 11/15/28	840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,500	5.375%, 02/15/31	5,935
12,350	5.500%, 08/15/28	16,379
4,300	6.000%, 02/15/26	5,911
2,050	6.125%, 11/15/27	2,884
1,000	6.125%, 08/15/29	1,419
1,000	6.250%, 08/15/23	1,383
7,650	6.250%, 05/15/30	11,041
4,750	6.375%, 08/15/27	6,833
7,550	6.500%, 11/15/26	10,910
5,100	6.625%, 02/15/27	7,469
7,800	6.750%, 08/15/26	11,490
14,620	7.125%, 02/15/23	21,469
19,490	7.250%, 08/15/22 (m)	28,705
102,392	7.500%, 11/15/16 (m)	136,301
8,717	7.875%, 02/15/21 (m)	13,074
8,000	8.000%, 11/15/21	12,236
137,482	8.125%, 08/15/19	203,388
16,650	8.125%, 05/15/21	25,452
48,180	8.500%, 02/15/20	73,486
25,150	8.750%, 05/15/20	38,996
73,089	8.750%, 08/15/20	113,928
236,750	8.875%, 08/15/17 (m)	341,678
4,594	9.875%, 11/15/15 (m)	6,351
	U.S. Treasury Bonds STRIPS,
4,750	11/15/13	4,727
58,755	02/15/14 (m)	58,367
25,507	05/15/14 (m)	25,309
55,062	08/15/14 (m)	54,398
33,961	11/15/14	33,460
40,209	02/15/15 (m)	39,442
9,895	05/15/15	9,670
15,750	08/15/15	15,368
4,941	08/15/15	4,810
7,010	11/15/15	6,807
38,361	11/15/15	37,158
94,812	02/15/16 (m)	91,259
32,950	05/15/16	31,542
44,427	08/15/16	42,224
46,981	11/15/16	44,353
118,866	02/15/17	111,331
40,461	08/15/17	37,365
90,980	11/15/17	83,276
33,450	02/15/18	30,362
15,500	05/15/18	13,961
41,786	08/15/18	37,260

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
11,897	02/15/19	10,418
105,365	05/15/19	91,370
182,720	08/15/19	156,655
11,000	02/15/20	9,224
4,550	05/15/20	3,786
398,096	05/15/20	328,967
163,400	08/15/20	133,458
17,050	11/15/20	13,781
42,800	08/15/21	33,411
55,600	11/15/21	42,892
17,208	02/15/22	13,105
1,200	02/15/24	830
7,000	05/15/24	4,782
12,925	08/15/24	8,715
20,400	11/15/24	13,590
5,800	02/15/25	3,817
2,700	05/15/25	1,755
16,000	08/15/25	10,287
22,300	05/15/26	13,813
25,050	11/15/26	15,158
10,800	02/15/27	6,472
20,725	05/15/27	12,262
31,300	08/15/27	18,307
24,650	11/15/27	14,226
9,300	05/15/28	5,241
19,300	11/15/28	10,610
20,115	02/15/29	10,921
3,200	05/15/29	1,717
13,420	11/15/29	7,036
102,900	02/15/30	53,264
41,000	05/15/30	20,996
33,550	08/15/30	16,983
20,000	11/15/30	10,013
12,875	05/15/31	6,292
14,125	08/15/31	6,828
12,400	11/15/31	5,922
9,425	02/15/32	4,446
9,200	11/15/32	4,185
21,750	05/15/33	9,669
21,875	08/15/33	9,601
32,500	11/15/33	14,082
18,675	02/15/34	8,000
9,550	05/15/34	4,040
10,500	02/15/35	4,276
10,109	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28 (m)	20,233

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Inflation Indexed Notes,
1,000	2.000%, 04/15/12	1,129
12,000	2.000%, 01/15/14	15,691
2,000	2.000%, 07/15/14	2,600
	U.S. Treasury Notes,
40,000	0.750%, 11/30/11	40,070
40,000	1.125%, 12/15/11	40,125
10,000	1.250%, 02/15/14	10,246
8,050	1.375%, 09/15/12	8,152
20,060	1.375%, 10/15/12	20,336
15,990	1.375%, 11/15/12	16,224
2,700	1.375%, 02/15/13	2,747
15,000	1.750%, 04/15/13	15,380
20,500	1.750%, 03/31/14	21,283
12,000	1.875%, 02/28/14	12,485
25,000	2.000%, 04/30/16	26,338
35,980	2.125%, 12/31/15	38,136
5,475	2.250%, 11/30/17	5,772
26,600	2.375%, 10/31/14	28,269
6,000	2.375%, 02/28/15	6,397
10,000	2.500%, 06/30/17	10,713
92,900	2.625%, 07/31/14	99,113
239,500	2.625%, 12/31/14	256,938
19,000	2.625%, 02/29/16	20,550
36,325	2.625%, 04/30/16	39,291
26,000	2.625%, 01/31/18	27,986
218,675	2.750%, 05/31/17	237,536
34,140	2.750%, 12/31/17	37,031
30,610	2.875%, 03/31/18	33,410
169,500	3.125%, 10/31/16	187,562
20,000	3.125%, 01/31/17	22,144
143,855	3.125%, 04/30/17	159,319
242,792	3.125%, 05/15/19	268,134
241,700	3.250%, 12/31/16	268,966
76,500	3.250%, 03/31/17	85,250
5,000	3.375%, 11/15/19	5,595
5,000	3.500%, 02/15/18	5,657
63,800	4.250%, 11/15/17	75,065
20,000	4.500%, 11/30/11	20,220
55,060	4.500%, 05/15/17	65,233
9,500	4.625%, 02/15/17	11,278
136,865	4.750%, 08/15/17	164,612
	U.S. Treasury STRIPS,
399	08/15/12	398
2,914	11/15/12	2,910
29,374	08/15/13	29,240

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
1,000	02/15/21	799
7,869	02/15/23	5,712
7,300	02/15/26	4,577
46,650	02/15/28	26,601
5,900	08/15/28	3,285
2,800	08/15/29	1,486
12,100	02/15/31	5,990
1,700	08/15/32	783
2,100	11/15/34	866
1,700	08/15/35	675
1,175	05/15/36	449

	Total U.S. Treasury Obligations (Cost $5,100,721)	5,628,398

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 2.2%
	Investment Company — 2.2%
483,599	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $483,599)	483,599

	Total Investments — 100.6% (Cost $20,362,439)	21,608,915
	Liabilities in Excess of Other Assets — (0.6)%	(137,260)

	NET ASSETS — 100.0%	$21,471,655

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 2.5%
1,230	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.398%, 04/25/36	1,008
	AH Mortgage Advance Trust,
1,280	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,280
4,583	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	4,588
	Ally Auto Receivables Trust,
1,341	Series 2010-1, Class A3, 1.450%, 05/15/14	1,349
565	Series 2010-3, Class A4, 1.550%, 08/17/15	575
355	Series 2011-1, Class A3, 1.380%, 01/15/15	359
	AmeriCredit Automobile Receivables Trust,
1,390	Series 2008-AF, Class A4, 6.960%, 10/14/14	1,451
249	Series 2010-1, Class A3, 1.660%, 03/17/14	250
	Ameriquest Mortgage Securities, Inc.,
1,249	Series 2003-5, Class A6, SUB, 4.541%, 04/25/33	1,121
563	Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	562
24	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	21
	Bear Stearns Asset-Backed Securities Trust,
852	Series 2003-SD2, Class 2A, VAR, 3.069%, 06/25/43	765
1,306	Series 2006-SD1, Class A, VAR, 0.588%, 04/25/36	930
	Centex Home Equity,
506	Series 2001-B, Class A6, 6.360%, 07/25/32	501
435	Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	401
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	117
1,040	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	985
	Chase Funding Mortgage Loan Asset-Backed Certificates,
515	Series 2003-5, Class 1A4, 4.396%, 02/25/30	507
650	Series 2003-6, Class 1A4, 4.499%, 11/25/34	642
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,739
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	929
1,383	CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14	1,388
	Countrywide Asset-Backed Certificates,
8	Series 2004-1, Class 3A, VAR, 0.778%, 04/25/34	6

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

590	Series 2004-1, Class M1, VAR, 0.968%, 03/25/34	440
430	Series 2004-1, Class M2, VAR, 1.043%, 03/25/34	378
1,539	Series 2004-6, Class M1, VAR, 0.818%, 10/25/34	862
230	Series 2004-13, Class MV8, VAR, 1.918%, 01/25/35 (f) (i)	12
323	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	189
99	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	93
635	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	692
1,941	Distressed Asset Portfolio I, LLC, 3.500%, 12/31/15 (f) (i)	2,165
1,587	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	1,306
	Federal National Mortgage Association Whole Loan,
68	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	71
126	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	126
1,425	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF9, Class A3, VAR, 0.498%, 10/25/35	1,338
1,358	GE Mortgage Services LLC, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,397
	HSBC Home Equity Loan Trust,
224	Series 2005-2, Class A1, VAR, 0.483%, 01/20/35	198
896	Series 2005-2, Class M1, VAR, 0.673%, 01/20/35	788
896	Series 2005-2, Class M2, VAR, 0.703%, 01/20/35	784
328	Series 2006-1, Class A1, VAR, 0.373%, 01/20/36	306
782	Series 2006-2, Class A1, VAR, 0.363%, 03/20/36	732
171	Series 2006-3, Class A2F, SUB, 5.660%, 03/20/36	171
1,075	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	1,097
228	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	230
1,455	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,438

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — Continued
1,006	Series 2007-3, Class APT, VAR, 1.413%, 11/20/36	897
1,301	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.568%, 07/25/34 (e)	1,243
	Long Beach Mortgage Loan Trust,
166	Series 2004-1, Class M3, VAR, 1.268%, 02/25/34	125
3	Series 2004-2, Class B, VAR, 3.718%, 06/25/34 (e) (f) (i)	2
51	Series 2004-5, Class M6, VAR, 2.718%, 09/25/34 (f) (i)	10
1,029	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.468%, 03/25/33	602
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.241%, 11/25/33	952
610	Series 2005-1, Class M1, VAR, 0.668%, 03/25/35	400
2,400	Park Place Securities, Inc., Series 2004-WCW1, Class M2, VAR, 0.898%, 09/25/34	2,127
2,100	Residential Asset Securities Corp., Series 2005-EMX3, Class M1, VAR, 0.648%, 09/25/35	1,829
616	Residential Funding Mortgage Securities II, Inc., Series 2003-HI2, Class A6, SUB, 4.760%, 07/25/28	600
1,220	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	1,029
717	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	717
86	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.298%, 06/25/37	74
	Structured Asset Investment Loan Trust,
2,500	Series 2003-BC10, Class A4, VAR, 1.218%, 10/25/33	1,979
1,500	Series 2005-5, Class A9, VAR, 0.488%, 06/25/35	1,372
39	Structured Asset Securities Corp., Series 2007-OSI, Class A2, VAR, 0.308%, 06/25/37	32
207	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	226
1,500	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,482
295	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.530%, 07/15/15	303

	Total Asset-Backed Securities (Cost $53,606)	52,288

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — 22.1%
	Agency CMO — 13.8%
604	Federal Home Loan Bank, Series 2000-0606, Class Y, 5.270%, 12/28/12	632
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
198	Series 23, Class KZ, 6.500%, 11/25/23	227
1,405	Series 24, Class J, 6.250%, 11/25/23	1,502
251	Series 31, Class Z, 8.000%, 04/25/24	288
	Federal Home Loan Mortgage Corp. REMICS,
27	Series 11, Class D, 9.500%, 07/15/19	29
18	Series 38, Class D, 9.500%, 05/15/20	21
9	Series 81, Class A, 8.125%, 11/15/20	10
21	Series 84, Class F, 9.200%, 10/15/20	24
11	Series 109, Class I, 9.100%, 01/15/21	12
3	Series 198, Class Z, 8.500%, 09/15/22	4
136	Series 1316, Class Z, 8.000%, 06/15/22	158
49	Series 1343, Class LB, 7.500%, 08/15/22	58
2	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	35
98	Series 1456, Class Z, 7.500%, 01/15/23	114
721	Series 1543, Class VN, 7.000%, 07/15/23	825
11	Series 1556, Class H, 6.500%, 08/15/13	12
420	Series 1577, Class PV, 6.500%, 09/15/23	453
39	Series 1595, Class D, 7.000%, 10/15/13	41
1,144	Series 1611, Class Z, 6.500%, 11/15/23	1,301
1,169	Series 1628, Class LZ, 6.500%, 12/15/23	1,324
560	Series 1630, Class PK, 6.000%, 11/15/23	629
1,000	Series 1671, Class I, 7.000%, 02/15/24	1,178
16	Series 1671, Class QC, 10.000%, 02/15/24	17
100	Series 1695, Class G, HB, IF, 25.422%, 03/15/24	148
63	Series 1710, Class GB, HB, 38.302%, 04/15/24	133
257	Series 1911, Class SD, IO, 10.169%, 07/15/23	71
128	Series 2022, Class PE, 6.500%, 01/15/28	148
989	Series 2033, Class K, 6.050%, 08/15/23	1,014
783	Series 2036, Class PG, 6.500%, 01/15/28	903
211	Series 2055, Class OE, 6.500%, 05/15/13	211
124	Series 2089, Class PJ, IO, 7.000%, 10/15/28	27
2,751	Series 2091, Class PG, 6.000%, 11/15/28	2,987
188	Series 2148, Class ZA, 6.000%, 04/15/29	203
350	Series 2201, Class C, 8.000%, 11/15/29	414
90	Series 2261, Class ZY, 7.500%, 10/15/30	107
954	Series 2293, Class ZA, 6.000%, 03/15/31	1,078
96	Series 2297, Class NB, 6.000%, 03/15/16	100
155	Series 2310, Class Z, 6.000%, 04/15/31	167
60	Series 2313, Class LA, 6.500%, 05/15/31	66

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
512	Series 2325, Class JO, PO, 06/15/31	473
1,392	Series 2330, Class PE, 6.500%, 06/15/31	1,489
384	Series 2344, Class QG, 6.000%, 08/15/16	412
466	Series 2345, Class PQ, 6.500%, 08/15/16	492
345	Series 2368, Class TG, 6.000%, 10/15/16	369
742	Series 2394, Class MC, 6.000%, 12/15/16	799
268	Series 2399, Class PG, 6.000%, 01/15/17	289
300	Series 2410, Class QB, 6.250%, 02/15/32	351
760	Series 2430, Class WF, 6.500%, 03/15/32	878
812	Series 2466, Class DH, 6.500%, 06/15/32	919
2,256	Series 2530, Class SK, IO, 7.893%, 06/15/29	541
266	Series 2534, Class SI, HB, IF, 20.521%, 02/15/32	370
2,000	Series 2543, Class YX, 6.000%, 12/15/32	2,278
1,924	Series 2545, Class SQ, IO, 7.393%, 05/15/17	79
817	Series 2557, Class HL, 5.300%, 01/15/33	910
1,711	Series 2586, Class IO, IO, 6.500%, 03/15/33	359
1,300	Series 2587, Class XS, IO, 7.443%, 09/15/17	71
490	Series 2594, Class IV, IO, 7.000%, 03/15/32	113
117	Series 2602, Class BX, 3.500%, 12/15/22	121
1,517	Series 2610, Class UI, IO, 6.500%, 05/15/33	258
1,515	Series 2613, Class H, 4.500%, 05/15/18	1,652
1,894	Series 2617, Class GR, 4.500%, 05/15/18	2,021
787	Series 2630, Class S, IO, 6.943%, 01/15/17	14
3,708	Series 2636, Class Z, 4.500%, 06/15/18	3,954
2,809	Series 2641, Class SK, IO, 6.943%, 01/15/18	232
141	Series 2643, Class SA, HB, IF, 44.153%, 03/15/32	284
168	Series 2650, Class PO, PO, 12/15/32	159
168	Series 2650, Class SO, PO, 12/15/32	160
528	Series 2656, Class AC, 6.000%, 08/15/33	598
1,375	Series 2656, Class PE, 4.500%, 07/15/18	1,515
907	Series 2658, Class A, 4.500%, 08/15/18	965
141	Series 2668, Class SB, 7.016%, 10/15/15	142
239	Series 2686, Class GB, 5.000%, 05/15/20	240
689	Series 2695, Class OB, PO, 10/15/33	586
880	Series 2701, Class ST, IO, 6.793%, 08/15/21	34
1,331	Series 2707, Class KA, 4.500%, 11/15/18	1,448
557	Series 2707, Class KJ, 5.000%, 11/15/18	599
5,000	Series 2708, Class N, 4.000%, 11/15/18	5,302
122	Series 2717, Class BA, 6.000%, 11/15/30	124
705	Series 2733, Class SB, 7.824%, 10/15/33	795
1,050	Series 2736, Class PD, 5.000%, 03/15/32	1,108
230	Series 2755, Class SA, 13.786%, 05/15/30	259
1,157	Series 2756, Class NA, 5.000%, 02/15/24	1,284

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
2,000	Series 2764, Class OE, 4.500%, 03/15/19	2,209
322	Series 2764, Class S, 13.232%, 07/15/33	364
198	Series 2776, Class SK, 8.764%, 04/15/34	198
750	Series 2779, Class SM, IO, 6.943%, 10/15/18	51
63	Series 2827, Class SQ, 7.500%, 01/15/19	63
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,105
1,540	Series 2864, Class NB, 5.500%, 07/15/33	1,733
3,617	Series 2864, Class NS, IO, 6.893%, 09/15/34	380
1,219	Series 2888, Class IN, IO, 5.000%, 10/15/18	51
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,734
60	Series 2915, Class SY, 15.731%, 01/15/35	61
273	Series 2931, Class GA, 5.000%, 11/15/28	276
123	Series 2980, Class QB, 6.500%, 05/15/35	142
1,680	Series 2989, Class TG, 5.000%, 06/15/25	1,863
301	Series 2990, Class SL, HB, IF, 23.734%, 06/15/34	435
3,685	Series 2994, Class SC, IO, 5.393%, 02/15/33	388
681	Series 2995, Class FT, VAR, 0.457%, 05/15/29	678
361	Series 3005, Class PV, 12.403%, 10/15/33	417
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,422
494	Series 3031, Class BN, HB, IF, 21.066%, 08/15/35	644
982	Series 3059, Class B, 5.000%, 02/15/35	1,089
1,000	Series 3064, Class OG, 5.500%, 06/15/34	1,110
145	Series 3068, Class AO, PO, 01/15/35	139
2,476	Series 3080, Class TZ, 5.500%, 02/15/33	2,572
861	Series 3117, Class EO, PO, 02/15/36	796
416	Series 3134, Class PO, PO, 03/15/36	380
489	Series 3138, Class PO, PO, 04/15/36	437
1,505	Series 3151, Class PD, 6.000%, 11/15/34	1,639
1,161	Series 3152, Class MO, PO, 03/15/36	1,033
1,595	Series 3184, Class YO, PO, 03/15/36	1,209
1,800	Series 3189, Class PC, 6.000%, 08/15/35	2,017
4,847	Series 3201, Class IN, IO, 6.043%, 08/15/36	738
5,638	Series 3202, Class HI, IO, 6.443%, 08/15/36	899
785	Series 3219, Class OD, 6.000%, 06/15/33	851
1,581	Series 3219, Class PD, 6.000%, 11/15/35	1,798
2,000	Series 3274, Class B, 6.000%, 02/15/37	2,249
974	Series 3292, Class DO, PO, 03/15/37	885
4,755	Series 3305, Class IW, IO, 6.243%, 04/15/37	685
279	Series 3306, Class TB, 2.957%, 04/15/37	286
246	Series 3306, Class TC, 2.417%, 04/15/37	249
577	Series 3331, Class PO, PO, 06/15/37	492
1,455	Series 3336, Class GD, 5.000%, 04/15/36	1,537

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,021	Series 3383, Class OP, PO, 11/15/37	943
1,999	Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	15
2,212	Series 3531, Class SM, IO, 5.893%, 05/15/39	304
426	Series 3542, Class TN, 6.000%, 07/15/36	414
534	Series 3546, Class A, VAR, 5.929%, 02/15/39	577
1,267	Series 3572, Class JS, IO, 6.593%, 09/15/39	207
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,257
2,950	Series 3609, Class SA, IO, 6.133%, 12/15/39	696
1,136	Series 3610, Class CA, 4.500%, 12/15/39	1,240
780	Series 3611, Class PO, PO, 07/15/34	701
1,778	Series 3620, Class TV, 5.500%, 12/15/20	1,911
1,169	Series 3653, Class HJ, 5.000%, 04/15/40	1,288
970	Series 3688, Class GT, VAR, 7.157%, 11/15/46	1,123
2,822	Series 3747, Class HI, IO, 4.500%, 07/15/37	415
1,307	Series 3819, Class ZQ, 6.000%, 04/15/36	1,518
654	Federal Home Loan Mortgage Corp. STRIPS, Series 186, Class PO, PO, 08/01/27	557
905	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 4.787%, 10/25/37	932
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 07/25/21	2,304
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,703
	Federal National Mortgage Association Grantor Trust,
50,931	Series 2001-T12, Class IO, IO, VAR, 0.539%, 08/25/41	819
1,250	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,396
2,079	Series 2002-T4, Class A4, 9.500%, 12/25/41	2,503
97,840	Series 2002-T4, Class IO, IO, VAR, 0.439%, 12/25/41	—	(h)
1,019	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,146
677	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	772
785	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	918
11,282	Series 2004-T3, Class 1IO4, IO, VAR, 0.597%, 02/25/44	180
	Federal National Mortgage Association Interest STRIPS,
4,220	Series 203, Class 2, IO, 8.000%, 02/01/23	880
707	Series 266, Class 2, IO, 7.500%, 08/01/24	135
1,250	Series 348, Class 30, IO, 5.500%, 12/01/18	153
1,199	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	140
984	Series 356, Class 42, IO, 5.500%, 12/01/19	121
2,309	Series 380, Class S36, IO, 7.682%, 07/25/37	366

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
1,287	Series 383, Class 68, IO, 6.500%, 09/01/37	249
2,002	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	325
580	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	91
	Federal National Mortgage Association REMICS,
14	Series 1988-13, Class C, 9.300%, 05/25/18	16
130	Series 1989-72, Class E, 9.350%, 10/25/19	151
5	Series 1989-98, Class H, 11.500%, 12/25/19	6
8	Series 1990-1, Class D, 8.800%, 01/25/20	9
10	Series 1990-110, Class H, 8.750%, 09/25/20	11
8	Series 1990-117, Class E, 8.950%, 10/25/20	9
79	Series 1991-141, Class PZ, 8.000%, 10/25/21	90
40	Series 1992-31, Class M, 7.750%, 03/25/22	47
44	Series 1992-79, Class Z, 9.000%, 06/25/22	51
31	Series 1992-101, Class J, 7.500%, 06/25/22	33
400	Series 1992-188, Class PZ, 7.500%, 10/25/22	460
455	Series 1992-200, Class SK, HB, IF, 22.086%, 11/25/22	686
34	Series 1993-23, Class PZ, 7.500%, 03/25/23	39
269	Series 1993-56, Class PZ, 7.000%, 05/25/23	308
146	Series 1993-60, Class Z, 7.000%, 05/25/23	166
312	Series 1993-79, Class PL, 7.000%, 06/25/23	357
499	Series 1993-141, Class Z, 7.000%, 08/25/23	574
244	Series 1993-149, Class M, 7.000%, 08/25/23	280
899	Series 1993-160, Class ZA, 6.500%, 09/25/23	1,017
87	Series 1993-165, Class SA, 19.240%, 09/25/23	118
9	Series 1993-205, Class H, PO, 09/25/23	8
81	Series 1993-247, Class SM, HB, IF, 24.927%, 12/25/23	128
88	Series 1993-255, Class E, 7.100%, 12/25/23	101
92	Series 1993-257, Class C, PO, 06/25/23	89
149	Series 1994-1, Class L, 6.500%, 01/25/14	156
2,212	Series 1994-23, Class PX, 6.000%, 08/25/23	2,341
124	Series 1994-65, Class PK, PO, 04/25/24	115
417	Series 1995-4, Class Z, 7.500%, 10/25/22	497
649	Series 1995-19, Class Z, 6.500%, 11/25/23	775
44	Series 1996-59, Class K, 6.500%, 07/25/23	45
132	Series 1997-11, Class E, 7.000%, 03/18/27	153
494	Series 1997-20, Class D, 7.000%, 03/17/27	565
59	Series 1997-27, Class J, 7.500%, 04/18/27	66
1,414	Series 1997-37, Class SM, IO, 7.750%, 12/25/22	277
500	Series 1997-42, Class EG, 8.000%, 07/18/27	609
788	Series 1997-63, Class ZA, 6.500%, 09/18/27	901

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
730	Series 1998-66, Class FB, VAR, 0.568%, 12/25/28	730
1,326	Series 1999-47, Class JZ, 8.000%, 09/18/29	1,601
403	Series 2000-8, Class Z, 7.500%, 02/20/30	466
581	Series 2001-4, Class PC, 7.000%, 03/25/21	639
146	Series 2001-5, Class OW, 6.000%, 03/25/16	151
907	Series 2001-14, Class Z, 6.000%, 05/25/31	1,025
1,069	Series 2001-16, Class Z, 6.000%, 05/25/31	1,211
759	Series 2001-36, Class ST, IO, 8.282%, 11/25/30	171
2,687	Series 2001-72, Class SB, IO, 7.282%, 12/25/31	556
514	Series 2002-11, Class QG, 5.500%, 03/25/17	550
202	Series 2002-19, Class SC, 13.807%, 03/17/32	265
475	Series 2002-55, Class QE, 5.500%, 09/25/17	521
531	Series 2002-63, Class KC, 5.000%, 10/25/17	572
224	Series 2002-73, Class AN, 5.000%, 11/25/17	241
95	Series 2003-8, Class QD, 5.000%, 09/25/16	95
1,700	Series 2003-14, Class EH, IO, 7.382%, 03/25/18	209
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,275
1,000	Series 2003-18, Class GT, 5.000%, 03/25/18	1,104
1,978	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	139
2,000	Series 2003-47, Class PE, 5.750%, 06/25/33	2,265
10	Series 2003-60, Class DA, 4.250%, 06/25/21	10
1,195	Series 2003-64, Class KS, 9.401%, 07/25/18	1,331
310	Series 2003-64, Class SX, 13.279%, 07/25/33	342
900	Series 2003-73, Class GA, 3.500%, 05/25/31	927
1,894	Series 2003-83, Class PG, 5.000%, 06/25/23	2,056
62	Series 2003-91, Class SD, 12.136%, 09/25/33	72
1,000	Series 2003-92, Class VH, 5.000%, 02/25/19	1,110
2,000	Series 2003-106, Class WE, 4.500%, 11/25/22	2,149
2,471	Series 2003-109, Class TS, IO, 6.882%, 08/25/22	178
344	Series 2003-128, Class KE, 4.500%, 01/25/14	355
9,247	Series 2003-128, Class NG, 4.000%, 01/25/19	9,896
1,000	Series 2004-8, Class GD, 4.500%, 10/25/32	1,085
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,072
98	Series 2004-22, Class A, 4.000%, 04/25/19	100
909	Series 2004-53, Class NC, 5.500%, 07/25/24	974
608	Series 2004-72, Class F, VAR, 0.718%, 09/25/34	610
305	Series 2004-87, Class JI, IO, 5.000%, 11/25/30	8

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
1,000	Series 2004-101, Class PD, 5.000%, 06/25/30	1,039
171	Series 2005-42, Class PS, 16.454%, 05/25/35	203
950	Series 2005-51, Class MO, PO, 06/25/35	715
3,465	Series 2005-53, Class CS, IO, 6.482%, 06/25/35	861
2,275	Series 2005-59, Class PC, 5.500%, 03/25/31	2,374
525	Series 2005-65, Class KO, PO, 08/25/35	487
6,800	Series 2005-68, Class BC, 5.250%, 06/25/35	7,496
5,683	Series 2005-72, Class WS, IO, 6.532%, 08/25/35	732
1,246	Series 2005-84, Class XM, 5.750%, 10/25/35	1,388
403	Series 2005-90, Class ES, 16.329%, 10/25/35	478
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,219
424	Series 2005-106, Class US, HB, IF, 23.766%, 11/25/35	638
515	Series 2005-116, Class PB, 6.000%, 04/25/34	557
2,514	Series 2006-20, Class IB, IO, 6.372%, 04/25/36	373
667	Series 2006-22, Class AO, PO, 04/25/36	604
697	Series 2006-27, Class OH, PO, 04/25/36	652
877	Series 2006-46, Class LI, IO, 6.000%, 02/25/34	39
1,194	Series 2006-59, Class QO, PO, 01/25/33	1,120
987	Series 2006-61, Class AP, 6.000%, 08/25/35	1,083
2,500	Series 2006-77, Class PC, 6.500%, 08/25/36	2,931
1,680	Series 2006-110, Class PO, PO, 11/25/36	1,541
394	Series 2006-114, Class DS, VAR, 12/25/36	371
1,860	Series 2006-114, Class HD, 5.500%, 10/25/35	2,087
113	Series 2006-115, Class OM, PO, 12/25/36	109
627	Series 2006-128, Class PO, PO, 01/25/37	561
881	Series 2007-10, Class Z, 6.000%, 02/25/37	1,013
2,189	Series 2007-22, Class SC, IO, 5.862%, 03/25/37	309
1,990	Series 2007-47, Class PC, 5.000%, 07/25/33	2,061
816	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	144
1,600	Series 2007-79, Class PC, 5.000%, 01/25/32	1,687
1,071	Series 2007-100, Class ND, 5.750%, 10/25/35	1,163
492	Series 2007-100, Class SM, IO, 6.232%, 10/25/37	79
1,165	Series 2008-24, Class VB, 5.000%, 09/25/25	1,286
6,081	Series 2008-62, Class SM, IO, 5.982%, 07/25/38	905
852	Series 2008-68, Class VK, 5.500%, 03/25/27	954

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,075	Series 2008-68, Class VN, 5.500%, 03/25/27	1,190
17,396	Series 2008-91, Class SI, IO, 5.782%, 03/25/38	2,027
1,266	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	122
1,225	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	125
3,012	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	267
1,528	Series 2009-29, Class LA, VAR, 4.453%, 05/25/39	1,543
3,284	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	476
1,541	Series 2009-108, Class VN, 5.000%, 09/25/39	1,699
7,830	Series 2009-112, Class ST, IO, 6.032%, 01/25/40	904
5,147	Series 2009-112, Class SW, IO, 6.032%, 01/25/40	594
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,549
1,785	Series 2010-19, Class VA, 5.000%, 02/25/21	1,964
10,664	Series 2010-35, Class SB, IO, 6.202%, 04/25/40	1,293
2,718	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	246
219	Series 2010-45, Class PO, PO, 05/25/40	211
1,497	Series 2010-49, Class SC, 12.223%, 03/25/40	1,744
1,004	Series 2010-64, Class DM, 5.000%, 06/25/40	1,087
1,559	Series 2010-111, Class AE, 5.500%, 04/25/38	1,660
1,879	Series 2011-22, Class MA, 6.500%, 04/25/38	2,116
32	Series G-29, Class O, 8.500%, 09/25/21	37
1	Series G92-15, Class Z, 7.000%, 01/25/22	1
20	Series G92-30, Class Z, 7.000%, 06/25/22	22
41	Series G92-62, Class B, PO, 10/25/22	34
	Federal National Mortgage Association Whole Loan,
949	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,132
13,147	Series 2002-W10, Class IO, IO, VAR, 0.975%, 08/25/42	250
19,140	Series 2002-W7, Class IO1, IO, VAR, 0.930%, 06/25/29	407
39	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	43
414	Series 2003-W4, Class 2A, 6.500%, 10/25/42	462
535	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	593

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
37,910	Series 2004-W11, Class 1IO1, IO, VAR, 0.353%, 05/25/44	379
1,223	Series 2004-W2, Class 1A, 6.000%, 02/25/44	1,372
219	Series 2004-W2, Class 1A3F, VAR, 0.568%, 02/25/44	217
328	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	380
1,088	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,215
765	Series 2004-W8, Class 3A, 7.500%, 06/25/44	893
1,250	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,390
1,398	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,568
	Government National Mortgage Association,
175	Series 1997-7, Class ZA, 9.000%, 05/16/27	205
204	Series 1997-8, Class PN, 7.500%, 05/16/27	233
2,678	Series 1999-15, Class S, IO, 7.992%, 05/16/29	613
44	Series 1999-43, Class TA, 9.350%, 11/16/29	48
498	Series 1999-44, Class ZG, 8.000%, 12/20/29	581
308	Series 2000-9, Class Z, 8.000%, 06/20/30	360
232	Series 2000-26, Class Z, 7.750%, 09/20/30	270
2,762	Series 2002-4, Class TD, 7.000%, 01/20/32	3,359
1,915	Series 2002-13, Class QA, IO, 7.842%, 02/16/32	437
1,091	Series 2002-45, Class QE, 6.500%, 06/20/32	1,282
61	Series 2002-47, Class HM, 6.000%, 07/16/32	69
6,618	Series 2002-68, Class SC, IO, 5.492%, 10/16/32	1,148
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,189
703	Series 2003-4, Class TI, IO, 5.500%, 05/16/31	20
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,357
303	Series 2003-52, Class SB, 11.185%, 06/16/33	354
890	Series 2003-79, Class PV, 5.500%, 10/20/23	999
5,516	Series 2003-101, Class SK, IO, 6.352%, 10/17/33	1,110
240	Series 2004-2, Class SA, 19.843%, 01/16/34	388
7,799	Series 2004-59, Class SG, IO, 6.287%, 07/20/34	1,237
57	Series 2004-73, Class AE, 14.425%, 08/17/34	71
3,711	Series 2004-86, Class SP, IO, 5.887%, 09/20/34	504
2,567	Series 2004-90, Class SI, IO, 5.887%, 10/20/34	369
4,734	Series 2004-105, Class SN, IO, 5.887%, 12/20/34	722

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,004	Series 2005-3, Class SD, IO, 5.887%, 01/20/31	475
5,600	Series 2005-48, Class CS, IO, 6.087%, 04/20/33	518
479	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	95
8,496	Series 2006-23, Class S, IO, 6.287%, 01/20/36	1,156
6,346	Series 2006-26, Class S, IO, 6.287%, 06/20/36	1,074
723	Series 2006-59, Class PC, 5.500%, 04/20/35	792
7,890	Series 2007-7, Class EI, IO, 5.987%, 02/20/37	1,202
3,503	Series 2007-9, Class CI, IO, 5.987%, 03/20/37	508
6,206	Series 2007-16, Class KU, IO, 6.437%, 04/20/37	908
441	Series 2007-17, Class JO, PO, 04/16/37	366
1,000	Series 2007-22, Class PK, 5.500%, 04/20/37	1,164
7,306	Series 2007-24, Class SA, IO, 6.297%, 05/20/37	1,151
2,290	Series 2007-26, Class SC, IO, 5.987%, 05/20/37	363
1,641	Series 2007-67, Class SI, IO, 6.297%, 11/20/37	237
498	Series 2008-29, Class PO, PO, 02/17/33	434
226	Series 2008-34, Class OC, PO, 06/20/37	135
2,003	Series 2008-40, Class PS, IO, 6.292%, 05/16/38	317
3,760	Series 2008-40, Class SA, IO, 6.192%, 05/16/38	759
517	Series 2008-43, Class NA, 5.500%, 11/20/37	553
10,703	Series 2008-50, Class SA, IO, 6.017%, 06/20/38	1,565
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	716
6,769	Series 2009-16, Class SJ, IO, 6.587%, 05/20/37	1,048
3,796	Series 2009-72, Class SM, IO, 6.042%, 08/16/39	498
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	124
5,614	Series 2009-77, Class CS, IO, 6.792%, 06/16/38	883
1,155	Series 2009-79, Class OK, PO, 11/16/37	978
2,388	Series 2009-83, Class TS, IO, 5.887%, 08/20/39	309
3,957	Series 2009-106, Class XL, IO, 6.537%, 06/20/37	602

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Agency CMO — Continued
5,704		Series 2010-4, Class SB, IO, 6.292%, 08/16/39	757
803		Series 2010-14, Class DO, PO, 03/20/36	737
992		Series 2010-14, Class QP, 6.000%, 12/20/39	1,084
1,497		Series 2010-31, Class SK, IO, 5.887%, 11/20/34	207
1,500		Series 2010-107, Class AY, 5.000%, 10/20/36	1,660
1,600		Series 2010-157, Class OP, PO, 12/20/40	1,261
		NCUA Guaranteed Notes,
3,854		Series 2010-C1, Class APT, 2.650%, 10/29/20	3,999
448		Series 2010-R3, Class 3A, 2.400%, 12/08/20	461
		Vendee Mortgage Trust,
1,161		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,365
3,022		Series 1998-1, Class 2E, 7.000%, 03/15/28	3,545
424		Series 1999-1, Class 2Z, 6.500%, 01/15/29	500

			287,537

		Non-Agency CMO — 8.3%
		ABN Amro Mortgage Corp.,
656		Series 2003-7, Class A3, 4.500%, 07/25/18	657
1,235		Series 2003-9, Class A1, 4.500%, 08/25/18	1,253
		Adjustable Rate Mortgage Trust,
—	(h)	Series 2005-4, Class 7A2, VAR, 0.448%, 08/25/35	—	(h)
294		Series 2005-5, Class 6A21, VAR, 0.448%, 09/25/35	225
		American General Mortgage Loan Trust,
1,503		Series 2006-1, Class A5, VAR, 5.736%, 12/25/35 (e)	1,548
2,540		Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	2,550
3,000		Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,043
4,943		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.100%, 09/25/35	1,921
244		ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.367%, 05/24/36 (e)	242
		Banc of America Alternative Loan Trust,
650		Series 2003-11, Class 2A1, 6.000%, 01/25/34	652
659		Series 2004-6, Class 4A1, 5.000%, 07/25/19	667
		Banc of America Funding Corp.,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,243
461		Series 2005-7, Class 30PO, PO, 11/25/35	362
1,962		Series 2005-E, Class 4A1, VAR, 2.772%, 03/20/35	1,764

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Banc of America Mortgage Securities, Inc.,
2,030	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,083
833	Series 2003-4, Class 1B1, 5.500%, 06/25/33	773
426	Series 2003-7, Class A2, 4.750%, 09/25/18	439
389	Series 2004-2, Class 2A4, 5.500%, 03/25/34	364
3,055	Series 2004-3, Class 2A1, 5.500%, 04/25/34	3,112
1,181	Series 2004-5, Class 3A3, 5.000%, 06/25/19	1,217
496	Series 2004-5, Class 4A1, 4.750%, 06/25/19	510
677	Series 2004-7, Class 2A2, 5.750%, 08/25/34	691
253	Series 2004-8, Class XPO, PO, 10/25/34	214
8	Series 2004-11, Class 15PO, PO, 01/25/20	8
918	Series 2004-F, Class 1A1, VAR, 2.748%, 07/25/34	824
197	Series 2005-1, Class 15PO, PO, 02/25/20	178
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	494
1,303	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,303
180	Series 2005-10, Class 15PO, PO, 11/25/20	163
291	Series 2005-11, Class 15PO, PO, 12/25/20	265
71	Series 2007-1, Class 1A7, 5.750%, 03/25/37	71
	BCAP LLC Trust,
444	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	452
1,352	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	1,355
1,524	Series 2010-RR7, Class 16A1, VAR, 0.952%, 02/26/47 (e)	1,408
1,418	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	1,402
1,930	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	1,843
325	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.654%, 10/25/33	302
8	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 7.177%, 03/25/31	9
269	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	271
	Chase Mortgage Finance Corp.,
473	Series 2003-S10, Class A1, 4.750%, 11/25/18	487
658	Series 2003-S13, Class A2, 5.000%, 11/25/33	683
1,118	Series 2004-S1, Class M, VAR, 5.093%, 02/25/19	990
	Citicorp Mortgage Securities, Inc.,
678	Series 2004-1, Class 3A1, 4.750%, 01/25/34	684
1,007	Series 2004-4, Class A4, 5.500%, 06/25/34	1,051

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
718	Series 2006-1, Class 2A1, 5.000%, 02/25/21	711
	Citigroup Mortgage Loan Trust, Inc.,
92	Series 2003-UST1, Class PO3, PO, 12/25/18	85
224	Series 2004-HYB4, Class AA, VAR, 0.548%, 12/25/34	177
694	Series 2004-UST1, Class A3, VAR, 2.397%, 08/25/34	666
167	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	168
	Countrywide Alternative Loan Trust,
391	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	410
1,529	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	1,551
382	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	391
1,469	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,446
1,368	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	1,381
493	Series 2005-5R, Class A1, 5.250%, 12/25/18	502
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	619
5,500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,547
1,966	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,395
261	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	246
95	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	36
499	Series 2006-26CB, Class A9, 6.500%, 09/25/36	327
	Countrywide Home Loan Mortgage Pass-Through Trust,
279	Series 2002-22, Class A20, 6.250%, 10/25/32	289
998	Series 2003-40, Class A3, 4.500%, 10/25/18	1,020
1,090	Series 2003-50, Class A1, 5.000%, 11/25/18	1,121
188	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	179
1,129	Series 2004-3, Class A25, 5.750%, 04/25/34	1,073
2,463	Series 2004-4, Class A13, 5.250%, 05/25/34	2,528
1,306	Series 2004-5, Class 2A9, 5.250%, 05/25/34	1,339
2,013	Series 2004-8, Class 2A1, 4.500%, 06/25/19	2,049
1,365	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	1,396
416	Series 2005-13, Class A2, 5.500%, 06/25/35	410
1,320	Series 2005-22, Class 2A1, VAR, 3.063%, 11/25/35	833

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Credit Suisse Mortgage Capital Certificates,
770	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	763
1,500	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	1,365
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	817
1,856	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	1,855
	CS First Boston Mortgage Securities Corp.,
346	Series 2003-29, Class 8A1, 6.000%, 11/25/18	355
3,227	Series 2004-4, Class 5A4, IO, 7.332%, 08/25/34	427
1,000	Series 2005-1, Class 1A16, 5.500%, 02/25/35	800
567	Series 2005-7, Class 5A1, 4.750%, 08/25/20	572
462	Series 2005-10, Class 10A4, 6.000%, 11/25/35	258
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	662
219	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	127
880	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	891
718	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 2.208%, 09/25/34	612
	First Horizon Asset Securities, Inc.,
255	Series 2003-8, Class 1A43, PO, 10/25/33	158
1,211	Series 2004-AR6, Class 2A1, VAR, 2.758%, 12/25/34	1,084
200	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	188
	GMAC Mortgage Corp. Loan Trust,
2,114	Series 2003-J10, Class A1, 4.750%, 01/25/19	2,180
588	Series 2004-J5, Class A7, 6.500%, 01/25/35	620
325	Series 2005-AR3, Class 3A4, VAR, 3.088%, 06/19/35	258
	GSR Mortgage Loan Trust,
574	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	566
1,697	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,765
898	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	958
742	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	784
3,384	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	3,428
776	Series 2005-5F, Class 8A1, VAR, 0.718%, 06/25/35	754

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
1,000	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	916
	Impac CMB Trust,
1,628	Series 2004-10, Class 3A1, VAR, 0.918%, 03/25/35	1,221
987	Series 2004-10, Class 3A2, VAR, 1.018%, 03/25/35	555
28	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	30
	JP Morgan Mortgage Trust,
2,247	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	2,324
1,345	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,327
1,309	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,322
1,793	Series 2006-A2, Class 4A1, VAR, 2.749%, 08/25/34	1,696
1,298	Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	1,257
397	Series 2007-A1, Class 5A2, VAR, 2.907%, 07/25/35	358
972	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.285%, 08/26/35 (e)	932
	MASTR Adjustable Rate Mortgages Trust,
448	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	420
310	Series 2004-13, Class 3A6, VAR, 2.729%, 11/21/34	305
	MASTR Alternative Loans Trust,
650	Series 2003-7, Class 4A3, 8.000%, 11/25/18	690
329	Series 2003-8, Class 3A1, 5.500%, 12/25/33	334
882	Series 2003-9, Class 5A1, 4.500%, 12/25/18	904
1,268	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,340
196	Series 2004-7, Class 30PO, PO, 08/25/34	121
97	Series 2004-7, Class 3A1, 6.500%, 08/25/34	99
912	Series 2004-8, Class 6A1, 5.500%, 09/25/19	926
1,562	Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,589
412	Series 2004-11, Class 8A3, 5.500%, 11/25/19	415
72	Series 2005-1, Class 5A1, 5.500%, 01/25/20	74
	MASTR Asset Securitization Trust,
86	Series 2003-6, Class 8A1, 5.500%, 07/25/33	88
561	Series 2003-10, Class 3A1, 5.500%, 11/25/33	584
209	Series 2003-11, Class 10A1, 5.000%, 12/25/18	213
352	Series 2003-11, Class 3A1, 4.500%, 12/25/18	358
130	Series 2004-6, Class 15PO, PO, 05/25/19	119

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
884		Series 2004-6, Class 3A1, 5.250%, 07/25/19	906
432		Series 2004-6, Class 4A1, 5.000%, 07/25/19	445
203		Series 2004-8, Class PO, PO, 08/25/19	189
331		Series 2004-10, Class 1A1, 4.500%, 10/25/19	344
1,818		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,925
308		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	210
—	(h)	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.498%, 08/25/35	—(h)
		MLCC Mortgage Investors, Inc.,
1,090		Series 2004-C, Class A2, VAR, 0.996%, 07/25/29	975
842		Series 2004-D, Class A3, VAR, 2.109%, 08/25/29	766
		Morgan Stanley Mortgage Loan Trust,
1,552		Series 2004-3, Class 4A, VAR, 5.651%, 04/25/34	1,570
542		Series 2004-7AR, Class 2A6, VAR, 2.477%, 09/25/34	473
430		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.538%, 02/25/35	332
		Nomura Asset Acceptance Corp.,
348		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	351
1,216		Series 2005-AR1, Class 1A1, VAR, 2.662%, 02/25/35	933
		Paine Webber CMO Trust,
9		Series H, Class 4, 8.750%, 04/01/18	10
9		Series L, Class 4, 8.950%, 07/01/18	10
2,554		PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	2,618
792		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	834
		Residential Accredit Loans, Inc.,
890		Series 2003-QS14, Class A1, 5.000%, 07/25/18	906
1,456		Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,369
394		Series 2004-QS8, Class A2, 5.000%, 06/25/34	395
4,000		Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,900
419		Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	293

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
	Residential Funding Mortgage Securities I,
774	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	781
530	Series 2005-SA4, Class 1A1, VAR, 3.003%, 09/25/35	359
4,181	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,746
286	Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	293
97	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	100
1,645	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,390
	Structured Adjustable Rate Mortgage Loan Trust,
654	Series 2004-14, Class 1A, VAR, 2.690%, 10/25/34	547
606	Series 2005-5, Class A1, VAR, 0.448%, 05/25/35	519
282	Series 2005-5, Class A2, VAR, 0.448%, 05/25/35	242
	Structured Asset Securities Corp.,
88	Series 2003-21, Class 1A3, 5.500%, 07/25/33	89
4,559	Series 2003-26A, Class 3A5, VAR, 2.466%, 09/25/33	3,894
935	Series 2003-31A, Class B1, VAR, 2.567%, 10/25/33	355
729	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	738
700	Series 2003-37A, Class 2A, VAR, 5.013%, 12/25/33	694
544	Series 2004-7, Class 2A1, VAR, 5.421%, 05/25/24	564
1,433	Series 2005-5, Class 2A1, 5.500%, 04/25/35	1,401
1,331	Vericrest Opportunity Loan Transferee, Series 2011-NL1A, Class A1, 5.926%, 12/26/50 (e) (f) (i)	1,332
	WaMu Mortgage Pass-Through Certificates,
377	Series 2002-S4, Class A4, 6.500%, 10/19/29	392
382	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	392
910	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	858
648	Series 2003-AR9, Class 1A6, VAR, 2.589%, 09/25/33	613
180	Series 2003-S4, Class 3A, 5.500%, 06/25/33	188
280	Series 2004-AR3, Class A1, VAR, 2.577%, 06/25/34	276
2,590	Series 2004-AR3, Class A2, VAR, 2.577%, 06/25/34	2,554

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
660	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	691
645	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	667
1,823	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,822
193	Series 2005-AR2, Class 2A21, VAR, 0.548%, 01/25/45	144
1,784	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,472
1,897	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	1,960
	Wells Fargo Mortgage-Backed Securities Trust,
436	Series 2003-8, Class A9, 4.500%, 08/25/18	449
141	Series 2003-10, Class A1, 4.500%, 09/25/18	145
211	Series 2003-11, Class 1A4, 4.750%, 10/25/18	211
588	Series 2003-12, Class A2, 4.500%, 11/25/18	604
1,177	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,215
391	Series 2003-17, Class 2A9, PO, 01/25/34	262
369	Series 2003-18, Class A1, 5.500%, 12/25/33	383
748	Series 2003-F, Class A1, VAR, 4.841%, 06/25/33	731
224	Series 2003-J, Class 2A5, VAR, 4.417%, 10/25/33	224
769	Series 2003-M, Class A1, VAR, 4.691%, 12/25/33	771
529	Series 2004-B, Class A1, VAR, 4.903%, 02/25/34	524
320	Series 2004-DD, Class 2A8, VAR, 2.740%, 01/25/35	209
435	Series 2004-EE, Class 3A1, VAR, 2.848%, 12/25/34	418
600	Series 2004-EE, Class 3A2, VAR, 2.848%, 12/25/34	583
1,319	Series 2004-K, Class 1A2, VAR, 2.722%, 07/25/34	1,316
129	Series 2004-Q, Class 1A3, VAR, 2.918%, 09/25/34	121
467	Series 2004-Q, Class 2A2, VAR, 2.849%, 09/25/34	373
516	Series 2004-U, Class A1, VAR, 2.798%, 10/25/34	485
514	Series 2005-1, Class 1A1, 4.750%, 01/25/20	529
1,075	Series 2005-1, Class B1, VAR, 4.921%, 01/25/20	1,016
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	1,886

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
776	Series 2005-13, Class A1, 5.000%, 11/25/20	800
148	Series 2005-AR13, Class A1, VAR, 5.250%, 05/25/35	141
840	Series 2006-5, Class 1A2, 5.250%, 04/25/36	844

		171,499

	Total Collateralized Mortgage Obligations (Cost $437,816)	459,036

Commercial Mortgage-Backed Securities — 4.1%
	Banc of America Large Loan, Inc.,
500	Series 2009-UB1, Class A4A, VAR, 5.691%, 06/24/50 (e)	546
1,212	Series 2010-HLTN, Class HLTN, VAR, 1.957%, 11/15/15 (e)	1,080
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.353%, 11/10/42	1,580
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,121
2,435	Series 2005-3, Class AM, 4.727%, 07/10/43	2,347
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,139
1,756	Series 2005-6, Class ASB, VAR, 5.368%, 09/10/47	1,836
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	525
3,010	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,263
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,086
2,056	Series 2006-5, Class A4, 5.414%, 09/10/47	2,166
	Bear Stearns Commercial Mortgage Securities,
1,655	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,781
406	Series 2004-T14, Class A3, 4.800%, 01/12/41	412
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	692
2,570	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	2,820
75	Series 2006-PW12, Class A4, VAR, 5.903%, 09/11/38	83
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	276
1,973	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,884
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
1,500	Series 2005-CD1, Class AM, VAR, 5.399%, 07/15/44	1,531

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — Continued
108,054	Series 2007-CD4, Class XC, IO, VAR, 0.167%, 12/11/49 (e)	912
	Credit Suisse Mortgage Capital Certificates,
1,500	Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	1,590
152,746	Series 2007-C2, Class AX, IO, VAR, 0.272%, 01/15/49 (e)	987
2,321	CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	2,331
2,180	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	2,322
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,243
	GMAC Commercial Mortgage Securities, Inc.,
72	Series 2003-C1, Class A1, 3.337%, 05/10/36	73
550	Series 2005-C1, Class AM, 4.754%, 05/10/43	546
645	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	686
2,330	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,140
	GS Mortgage Securities Corp. II,
2,150	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	2,292
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	496
793	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	758
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,500	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	2,254
210,245	Series 2005-CB11, Class X1, IO, VAR, 0.100%, 08/12/37 (e)	975
2,000	Series 2005-CB13, Class A4, VAR, 5.455%, 01/12/43	2,146
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	200
296,791	Series 2005-LDP5, Class X1, IO, VAR, 0.099%, 12/15/44 (e)	976
1,000	Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	1,078
92,241	Series 2006-CB15, Class X1, IO, VAR, 0.115%, 06/12/43	637
2,060	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,269
285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	302

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

620	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	678
160	Series 2006-LDP7, Class A4, VAR, 6.074%, 04/15/45	176
	LB-UBS Commercial Mortgage Trust,
1,212	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,270
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	438
1,060	Series 2006-C4, Class A4, VAR, 6.067%, 06/15/38	1,169
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	606
	Merrill Lynch Mortgage Trust,
602	Series 2005-CKI1, Class A6, VAR, 5.392%, 11/12/37	662
1,425	Series 2005-CKI1, Class AM, VAR, 5.392%, 11/12/37	1,385
1,750	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,905
1,750	Series 2005-LC1, Class AJ, VAR, 5.505%, 01/12/44	1,571
2,000	Series 2005-LC1, Class AM, VAR, 5.446%, 01/12/44	1,965
1,755	Series 2006-C1, Class A4, VAR, 5.863%, 05/12/39	1,939
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.608%, 02/12/39	1,889
250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	266
	Morgan Stanley Capital I,
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	699
1,575	Series 2006-T23, Class AM, VAR, 5.997%, 08/12/41	1,615
105,498	Series 2007-HQ11, Class X, IO, VAR, 0.404%, 02/12/44 (e)	882
785	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	813
3,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,140
1,290	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.969%, 08/15/39	1,400
	Wachovia Bank Commercial Mortgage Trust,
932	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	995
1,122	Series 2004-C15, Class A2, 4.039%, 10/15/41	1,121

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — Continued
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	185
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	182
1,500	Series 2005-C21, Class AM, VAR, 5.381%, 10/15/44	1,477
250	Series 2006-C25, Class A4, VAR, 5.923%, 05/15/43	276
2,500	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,454

	Total Commercial Mortgage-Backed Securities (Cost $83,300)	85,539

Convertible Bond — 0.0% (g)
	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
665	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $665)	638

Corporate Bonds — 37.8%
	Consumer Discretionary — 5.0%
	Auto Components — 0.0% (g)
890	Johnson Controls, Inc., 5.700%, 03/01/41	953

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,000	7.300%, 01/15/12	2,046
320	8.500%, 01/18/31	440
	Ford Motor Co.,
220	7.450%, 07/16/31	241
400	9.215%, 09/15/21	458
	Motors Liquidation Co.,
120	5.250%, 03/06/32	49
385	6.250%, 07/15/33	158
21	7.250%, 04/15/41	9
1	7.250%, 07/15/41	—	(h)
42	7.250%, 02/15/52	17
55	7.375%, 05/15/48	23
1	7.375%, 10/01/51	—	(h)
2,500	7.700%, 04/15/16 (d)	19
250	Navistar International Corp., 8.250%, 11/01/21	258

		3,718

	Broadcasting & Cable TV — 0.7%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	1
80	Cablevision Systems Corp., 8.000%, 04/15/20	84

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Broadcasting & Cable TV — Continued
350	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	404
	CCO Holdings LLC/CCO Holdings Capital Corp.,
2,000	6.500%, 04/30/21	1,955
1,075	7.000%, 01/15/19	1,081
425	7.000%, 01/15/19 (e)	426
1,125	7.250%, 10/30/17	1,160
125	7.875%, 04/30/18	130
330	8.125%, 04/30/20	349
1,280	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	1,331
	DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
530	5.000%, 03/01/21	570
580	6.000%, 08/15/40	611
	DISH DBS Corp.,
1,060	6.750%, 06/01/21 (e)	1,068
230	7.125%, 02/01/16	234
975	7.875%, 09/01/19	1,036
380	Insight Communications Co., Inc., 9.375%, 07/15/18 (e)	434
872	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	881
1,750	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	1,785
1,000	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	1,078

		14,618

	Diversified Consumer Services — 0.3%
750	Knowledge Learning Corp., 7.750%, 02/01/15 (e)	720
500	Mac-Gray Corp., 7.625%, 08/15/15	504
	Service Corp. International,
495	7.000%, 06/15/17	517
700	7.000%, 05/15/19	716
2,073	7.625%, 10/01/18	2,218
	Stewart Enterprises, Inc.,
165	3.125%, 07/15/14	164
615	6.500%, 04/15/19	598

		5,437

	Gaming — 0.9%
2,502	Chukchansi Economic Development Authority, 8.000%, 11/15/13 (e)	1,826
2,639	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 11.500%, 01/15/17 (e)	2,533

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Gaming — Continued
250	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	120
32	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	35
	MGM Resorts International,
1,000	6.875%, 04/01/16	850
1,700	9.000%, 03/15/20	1,815
3,675	10.000%, 11/01/16 (e)	3,712
825	11.375%, 03/01/18	893
900	Peninsula Gaming LLC, 8.375%, 08/15/15	914
870	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	907
500	Seminole Hard Rock Entertainment, Inc., VAR, 2.747%, 03/15/14 (e)	450
700	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	711
525	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	516
2,000	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	1,315
1,675	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	1,796
350	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	366

		18,759

	Hotels, Restaurants & Leisure — 0.3%
900	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	884
225	Landry’s Restaurants, Inc., 11.625%, 12/01/15	237
500	Real Mex Restaurants, Inc., 14.000%, 01/01/13	403
	Royal Caribbean Cruises Ltd., (Liberia),
7	6.875%, 12/01/13	7
1,608	11.875%, 07/15/15	1,882
1,750	Speedway Motorsports, Inc., 6.750%, 02/01/19	1,662
910	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	910

		5,985

	Household Durables — 0.4%
175	American Standard Americas, 10.750%, 01/15/16 (e)	142
	D.R. Horton, Inc.,
1,225	5.625%, 01/15/16	1,216
435	6.500%, 04/15/16	438
2,500	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	2,231

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Durables — Continued
	KB Home,
1,000	5.750%, 02/01/14	948
615	5.875%, 01/15/15	530
1,575	Lennar Corp., 6.950%, 06/01/18	1,431
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	433
	Standard Pacific Corp.,
1,050	8.375%, 05/15/18	922
165	10.750%, 09/15/16	163

		8,454

	Leisure Equipment & Products — 0.0% (g)
122	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	120

	Media — 1.3%
125	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	126
	CBS Corp.,
200	7.875%, 07/30/30	249
160	8.875%, 05/15/19	207
1,500	Clear Channel Communications, Inc., 9.000%, 03/01/21	1,208
	Clear Channel Worldwide Holdings, Inc.,
360	9.250%, 12/15/17	382
650	9.250%, 12/15/17	695
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	352
1,500	Comcast Cable Holdings LLC, 9.800%, 02/01/12	1,553
	Comcast Corp.,
850	5.900%, 03/15/16	985
240	6.300%, 11/15/17	286
	CSC Holdings LLC,
900	7.625%, 07/15/18	945
139	7.875%, 02/15/18	147
	Gannett Co., Inc.,
270	6.375%, 09/01/15 (e)	270
750	7.125%, 09/01/18 (e)	715
500	8.750%, 11/15/14	536
245	9.375%, 11/15/17	263
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,393
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19 (e)	289
700	7.250%, 10/15/20 (e)	672
500	7.500%, 04/01/21 (e)	484
475	8.500%, 11/01/19	493
750	Lamar Media Corp., 6.625%, 08/15/15	744

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Media — Continued
475	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	480
810	NBCUniversal Media LLC, 5.950%, 04/01/41	852
	News America, Inc.,
600	6.750%, 01/09/38	652
800	7.750%, 01/20/24	987
200	7.850%, 03/01/39	236
147	8.875%, 04/26/23	195
900	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (e)	929
1,200	RadioShack Corp., 6.750%, 05/15/19 (e)	1,122
865	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	921
	Thomson Reuters Corp., (Canada),
280	4.700%, 10/15/19	315
410	5.950%, 07/15/13	445
200	6.500%, 07/15/18	244
335	Time Warner Cable, Inc., 7.300%, 07/01/38	397
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	541
1,445	8.375%, 07/15/33	1,859
750	10.150%, 05/01/12	795
600	Univision Communications, Inc., 6.875%, 05/15/19 (e)	555
850	Valassis Communications, Inc., 6.625%, 02/01/21	805
50	Viacom, Inc., 6.875%, 04/30/36	59
500	Walt Disney Co. (The), 5.875%, 12/15/17	610
	WMG Acquisition Corp.,
1,303	9.500%, 06/15/16	1,329
600	11.500%, 10/01/18 (e)	546

		27,868

	Multiline Retail — 0.3%
2,050	HSN, Inc., 11.250%, 08/01/16	2,255
	QVC, Inc.,
75	7.125%, 04/15/17 (e)	78
75	7.375%, 10/15/20 (e)	81
2,050	7.500%, 10/01/19 (e)	2,209
2,020	Sears Holdings Corp., 6.625%, 10/15/18 (e)	1,676
310	Target Corp., 7.000%, 01/15/38	399

		6,698

	Specialty Retail — 0.6%
3,170	ACE Hardware Corp., 9.125%, 06/01/16 (e)	3,329
1,600	Ltd. Brands, Inc., 8.500%, 06/15/19	1,802
951	Lowe’s Cos., Inc., 7.110%, 05/15/37	1,188

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — Continued
1,950	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	39
	Nebraska Book Co., Inc.,
1,039	8.625%, 03/15/12 (d)	634
102	10.000%, 12/01/11	96
600	Rent-A-Center, Inc., 6.625%, 11/15/20	576
200	Staples, Inc., 9.750%, 01/15/14	234
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	970
1,750	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	1,785

		10,653

	Total Consumer Discretionary	103,263

	Consumer Staples — 1.8%
	Beverages — 0.5%
	Anheuser-Busch Cos., Inc.,
325	5.500%, 01/15/18	379
550	5.750%, 04/01/36	620
280	7.550%, 10/01/30	380
	Anheuser-Busch InBev Worldwide, Inc.,
160	6.875%, 11/15/19	205
275	7.750%, 01/15/19	362
528	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	545
	Constellation Brands, Inc.,
330	7.250%, 09/01/16	351
1,000	7.250%, 05/15/17	1,060
	Diageo Finance B.V., (Netherlands),
575	5.300%, 10/28/15	658
325	5.500%, 04/01/13	349
1,000	Diageo Investment Corp., 7.450%, 04/15/35	1,325
	PepsiCo, Inc.,
572	3.000%, 08/25/21	573
800	3.750%, 03/01/14	858
70	7.900%, 11/01/18	93
150	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	159
1,235	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,333

		9,250

	Food & Staples Retailing — 0.8%
	CVS Caremark Corp.,
225	5.750%, 06/01/17	259
555	6.125%, 09/15/39	608
1,610	Ingles Markets, Inc., 8.875%, 05/15/17	1,675

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Food & Staples Retailing — Continued
	Kroger Co. (The),
215	6.400%, 08/15/17	257
712	7.500%, 04/01/31	906
300	7.700%, 06/01/29	383
	Rite Aid Corp.,
64	7.500%, 03/01/17	62
1,500	8.000%, 08/15/20	1,575
6,000	9.500%, 06/15/17	5,250
2,000	SUPERVALU, Inc., 8.000%, 05/01/16	1,960
	Wal-Mart Stores, Inc.,
1,500	3.625%, 07/08/20	1,560
160	5.250%, 09/01/35	173
1,000	6.200%, 04/15/38	1,205
260	7.550%, 02/15/30	356

		16,229

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
370	5.875%, 05/15/13	390
655	8.500%, 06/15/19	836
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	163
	Cargill, Inc.,
200	6.000%, 11/27/17 (e)	238
1,000	7.350%, 03/06/19 (e)	1,266
135	ConAgra Foods, Inc., 7.000%, 04/15/19	158
165	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	145
641	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	711
	Kraft Foods, Inc.,
810	6.125%, 02/01/18	958
335	6.500%, 08/11/17	405
575	6.875%, 02/01/38	685
409	Smithfield Foods, Inc., 7.750%, 05/15/13	427

		6,382

	Household Products — 0.2%
1,000	Kimberly-Clark Corp., 6.125%, 08/01/17	1,210
783	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,055
1,750	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (e)	1,730
567	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	614

		4,609

	Tobacco — 0.0% (g)
250	Alliance One International, Inc., 10.000%, 07/15/16	226

	Total Consumer Staples	36,696

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 3.5%
	Energy Equipment & Services — 0.5%
720	Baker Hughes, Inc., 5.125%, 09/15/40	765
860	Cie Generale de Geophysique - Veritas, (France), 6.500%, 06/01/21 (e)	808
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	82
470	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	456
	Halliburton Co.,
500	7.450%, 09/15/39	663
700	8.750%, 02/15/21	986
445	Key Energy Services, Inc., 6.750%, 03/01/21	436
850	Oil States International, Inc., 6.500%, 06/01/19 (e)	850
550	PHI, Inc., 8.625%, 10/15/18	549
	Precision Drilling Corp., (Canada),
210	6.500%, 12/15/21 (e)	210
360	6.625%, 11/15/20	364
700	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	658
1,600	Sevan Marine ASA, (Norway), VAR, 3.417%, 05/14/13 (e)	1,120
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,396
280	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	286

		10,629

	Oil, Gas & Consumable Fuels — 3.0%
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	208
	Alpha Natural Resources, Inc.,
475	6.000%, 06/01/19	464
475	6.250%, 06/01/21	465
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,279
1,360	6.500%, 05/20/21	1,333
278	Anadarko Holding Co., 7.150%, 05/15/28	314
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	415
125	7.625%, 03/15/14	143
100	7.950%, 06/15/39	126
225	8.700%, 03/15/19	290
775	Apache Corp., 6.900%, 09/15/18	982
	Arch Coal, Inc.,
1,250	7.000%, 06/15/19 (e)	1,231
190	7.250%, 10/01/20	187
500	7.250%, 06/15/21 (e)	493

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,500	Bill Barrett Corp., 9.875%, 07/15/16	1,646
	BP Capital Markets plc, (United Kingdom),
1,835	3.875%, 03/10/15	1,956
515	4.750%, 03/10/19	569
325	5.250%, 11/07/13	351
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	384
	Chesapeake Energy Corp.,
550	6.125%, 02/15/21	558
520	6.500%, 08/15/17	542
285	6.875%, 08/15/18	298
250	9.500%, 02/15/15	283
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	495
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
450	8.250%, 12/15/17	464
500	8.500%, 12/15/19	511
	Comstock Resources, Inc.,
400	7.750%, 04/01/19	400
1,000	8.375%, 10/15/17	1,030
	Concho Resources, Inc.,
545	6.500%, 01/15/22	548
1,425	7.000%, 01/15/21	1,460
	ConocoPhillips,
275	5.750%, 02/01/19	328
750	6.500%, 02/01/39	947
410	7.000%, 03/30/29	519
425	Conoco Funding Co., (Canada), 7.250%, 10/15/31	558
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	383
	Consol Energy, Inc.,
200	6.375%, 03/01/21 (e)	198
300	8.000%, 04/01/17	319
1,250	8.250%, 04/01/20	1,344
160	Continental Resources, Inc., 7.125%, 04/01/21	165
454	Denbury Resources, Inc., 8.250%, 02/15/20	478
270	Devon Financing Corp. ULC, (Canada), 7.875%, 09/30/31	364
	El Paso Corp.,
1,900	6.875%, 06/15/14	2,116
150	7.000%, 06/15/17	167
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	170
	Encana Corp., (Canada),
150	6.500%, 05/15/19	179
215	6.625%, 08/15/37	238

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
1,210	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,189
	EOG Resources, Inc.,
1,700	4.100%, 02/01/21	1,799
200	6.875%, 10/01/18	248
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	269
500	Forest Oil Corp., 7.250%, 06/15/19	495
	Frontier Oil Corp.,
175	6.875%, 11/15/18	180
1,000	8.500%, 09/15/16	1,055
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	222
1,370	8.000%, 02/15/20 (e)	1,425
	Holly Energy Partners LP/Holly Energy Finance Corp.,
675	6.250%, 03/01/15	662
150	8.250%, 03/15/18	155
650	HollyFrontier Corp., 9.875%, 06/15/17	712
	Inergy LP/Inergy Finance Corp.,
240	6.875%, 08/01/21 (e)	230
550	7.000%, 10/01/18	535
	KazMunayGas National Co., (Kazakhstan),
745	6.375%, 04/09/21 (e)	778
200	Reg. S., 6.375%, 04/09/21	208
260	Reg. S., 7.000%, 05/05/20	281
220	Reg. S., 8.375%, 07/02/13	237
410	Marathon Oil Corp., 6.000%, 10/01/17	475
415	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	425
	Newfield Exploration Co.,
750	6.875%, 02/01/20	776
890	7.125%, 05/15/18	926
	Pemex Project Funding Master Trust,
258	5.750%, 03/01/18	286
40	6.625%, 06/15/35	44
57	6.625%, 06/15/35	63
210	Penn Virginia Corp., 7.250%, 04/15/19	201
	Pertamina Persero PT, (Indonesia),
200	5.250%, 05/23/21 (e)	208
200	6.500%, 05/27/41 (e)	212
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	469
335	7.875%, 06/15/26	429
610	Petrohawk Energy Corp., 6.250%, 06/01/19 (e)	709
	Petroleos de Venezuela S.A., (Venezuela),
245	4.900%, 10/28/14	181

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
393	8.500%, 11/02/17 (e)	281
55	Petroleos Mexicanos, (Mexico), 5.500%, 01/21/21 (e)	60
125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	140
	Pioneer Natural Resources Co.,
150	6.650%, 03/15/17	162
1,075	7.500%, 01/15/20	1,204
115	Plains All American Pipelines LP, 6.500%, 05/01/18	132
	Plains Exploration & Production Co.,
165	6.625%, 05/01/21	166
150	7.625%, 04/01/20	156
1,315	QEP Resources, Inc., 6.875%, 03/01/21	1,381
	Range Resources Corp.,
375	5.750%, 06/01/21	377
45	6.750%, 08/01/20	47
25	7.250%, 05/01/18	27
770	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	772
	Shell International Finance B.V., (Netherlands),
1,030	1.875%, 03/25/13	1,051
679	3.100%, 06/28/15	722
500	4.300%, 09/22/19	553
1,790	SM Energy Co., 6.625%, 02/15/19 (e)	1,790
375	Southern Star Central Corp., 6.750%, 03/01/16	367
435	Statoil ASA, (Norway), 7.150%, 11/15/25	556
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	955
1,000	Swift Energy Co., 7.125%, 06/01/17	990
120	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	151
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
400	6.875%, 02/01/21 (e)	396
295	7.875%, 10/15/18	310
640	Tosco Corp., 8.125%, 02/15/30	877
1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,965
165	Unit Corp., 6.625%, 05/15/21	162
	Western Refining, Inc.,
1,282	11.250%, 06/15/17 (e)	1,404
250	VAR, 10.750%, 06/15/14 (e)	264
750	Whiting Petroleum Corp., 6.500%, 10/01/18	750

		62,150

	Total Energy	72,779

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Financials — 12.4%
	Capital Markets — 1.9%
	Bank of New York Mellon Corp. (The),
525	2.950%, 06/18/15	546
440	4.300%, 05/15/14	476
530	4.600%, 01/15/20	579
978	BlackRock, Inc., 5.000%, 12/10/19	1,079
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,056
750	Charles Schwab Corp. (The), 4.950%, 06/01/14	823
1,690	Credit Suisse USA, Inc., 6.125%, 11/15/11	1,707
1,000	FMR LLC, 4.750%, 03/01/13 (e)	1,043
	Goldman Sachs Group, Inc. (The),
920	3.625%, 02/07/16	921
326	3.700%, 08/01/15	329
2,780	5.250%, 10/15/13	2,898
1,191	5.250%, 07/27/21	1,208
819	5.375%, 03/15/20	832
450	5.750%, 10/01/16	492
2,100	5.950%, 01/18/18	2,235
127	6.000%, 06/15/20	135
115	6.250%, 09/01/17	124
965	6.750%, 10/01/37	916
180	7.500%, 02/15/19	206
	Jefferies Group, Inc.,
950	6.250%, 01/15/36	924
140	6.450%, 06/08/27	140
880	8.500%, 07/15/19	1,062
	Lehman Brothers Holdings, Inc.,
235	3.600%, 03/13/09 (d)	58
1,000	5.750%, 05/17/13 (d)	249
950	6.500%, 07/19/17 (d)	1
750	6.875%, 07/17/37 (d)	—	(h)
295	8.500%, 08/01/15 (d)	75
	Macquarie Group Ltd., (Australia),
639	6.250%, 01/14/21 (e)	621
2,125	7.300%, 08/01/14 (e)	2,354
	Merrill Lynch & Co., Inc.,
900	5.700%, 05/02/17	881
500	6.400%, 08/28/17	512
1,710	6.875%, 04/25/18	1,775
	Morgan Stanley,
198	4.000%, 07/24/15	197
505	4.200%, 11/20/14	506
1,690	5.300%, 03/01/13	1,749

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Capital Markets — Continued
243	5.500%, 07/24/20	238
919	5.500%, 07/28/21	917
810	5.625%, 01/09/12	821
310	5.625%, 09/23/19	315
150	6.000%, 05/13/14	158
1,315	6.000%, 04/28/15	1,376
320	6.250%, 08/28/17	339
1,250	6.625%, 04/01/18	1,339
	Nomura Holdings, Inc., (Japan),
500	5.000%, 03/04/15	527
757	6.700%, 03/04/20	855
740	Northern Trust Co. (The), 5.850%, 11/09/17	864
113	Northern Trust Corp., 5.500%, 08/15/13	123
200	State Street Corp., 4.300%, 05/30/14	216
	UBS AG, (Switzerland),
305	2.250%, 08/12/13	308
650	3.875%, 01/15/15	675
900	5.750%, 04/25/18	959
450	5.875%, 12/20/17	481

		39,220

	Commercial Banks — 3.7%
705	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	713
190	Banco del Estado de Chile, (Chile), Reg. S., 4.125%, 10/07/20	191
	Bank of America Corp.,
735	3.125%, 06/15/12	751
500	5.625%, 07/01/20	507
695	5.650%, 05/01/18	709
1,500	6.975%, 03/07/37	1,425
1,005	7.375%, 05/15/14	1,100
500	7.800%, 09/15/16	543
2,000	VAR, 8.000%, 01/30/18 (x)	1,891
	Bank of Nova Scotia, (Canada),
1,082	1.650%, 10/29/15 (e)	1,096
614	3.400%, 01/22/15	652
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	722
	Barclays Bank plc, (United Kingdom),
1,615	2.500%, 01/23/13	1,617
1,280	5.125%, 01/08/20	1,289
980	6.050%, 12/04/17 (e)	970
305	6.750%, 05/22/19	335
125	VAR, 5.926%, 12/15/16 (e) (x)	103
575	VAR, 7.434%, 12/15/17 (e) (x)	517

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
	BB&T Corp.,
500	3.850%, 07/27/12	514
1,250	3.950%, 04/29/16	1,333
500	4.900%, 06/30/17	535
150	6.850%, 04/30/19	179
1,750	Branch Banking & Trust Co., 4.875%, 01/15/13	1,801
2,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	2,358
1,225	Capital One Capital V, 10.250%, 08/15/39	1,272
500	Capital One Capital VI, 8.875%, 05/15/40	507
	Capital One Financial Corp.,
500	6.250%, 11/15/13	542
485	6.750%, 09/15/17	554
690	7.375%, 05/23/14	777
1,045	Comerica Bank, 5.200%, 08/22/17	1,151
185	Comerica, Inc., 3.000%, 09/16/15	189
	Cooperative Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,150	3.200%, 03/11/15 (e)	2,260
1,045	4.500%, 01/11/21	1,121
400	Countrywide Capital III, 8.050%, 06/15/27	400
2,660	Credit Suisse, (Switzerland), 5.500%, 05/01/14	2,868
	Deutsche Bank AG, (Germany),
1,475	2.375%, 01/11/13	1,475
375	3.875%, 08/18/14	390
250	Deutsche Bank Trust Corp., 7.250%, 10/15/11	252
	DnB NOR Boligkreditt,
674	(Norway), 2.100%, 10/14/15 (e)	689
500	Fifth Third Bancorp, 5.450%, 01/15/17	542
395	HSBC Bank, 6.000%, 08/09/17	426
	HSBC Bank plc, (United Kingdom),
728	1.625%, 07/07/14 (e)	737
927	4.125%, 08/12/20 (e)	929
650	4.750%, 01/19/21 (e)	674
700	KeyBank N.A., 5.700%, 08/15/12	727
725	KeyCorp, 6.500%, 05/14/13	779
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,470
	National Australia Bank Ltd., (Australia),
3,010	2.500%, 01/08/13 (e)	3,052
255	3.750%, 03/02/15 (e)	268
1,420	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,449
1,500	National City Bank, 4.625%, 05/01/13	1,574

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Commercial Banks — Continued
500	NB Capital Trust II, 7.830%, 12/15/26	490
886	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	809
	PNC Funding Corp.,
1,115	3.000%, 05/19/14	1,165
1,057	4.375%, 08/11/20	1,119
625	5.250%, 11/15/15	684
625	5.625%, 02/01/17	696
1,200	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	1,217
	RSHB Capital S.A. for OJSC Russian Agricultural Bank, (Luxembourg),
195	Reg. S., 7.175%, 05/16/13	206
300	Reg. S., 9.000%, 06/11/14	335
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	245
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,619
2,500	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	2,585
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,610
500	UnionBanCal Corp., 5.250%, 12/16/13	539
	Wachovia Bank N.A.,
2,110	5.600%, 03/15/16	2,320
750	6.000%, 11/15/17	844
750	6.600%, 01/15/38	856
1,995	Wachovia Capital Trust III, VAR, 5.570%, 10/03/11 (x)	1,746
	Wachovia Corp.,
760	5.500%, 05/01/13	813
1,555	5.750%, 02/01/18	1,779
515	SUB, 7.574%, 08/01/26	618
	Wells Fargo & Co.,
1,025	3.676%, 06/15/16	1,084
1,665	5.625%, 12/11/17	1,909
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	712
942	4.875%, 11/19/19	991

		77,916

	Consumer Finance — 0.9%
	Ally Financial, Inc.,
1,500	6.250%, 12/01/17	1,443
2,025	8.000%, 11/01/31	1,979
475	American Express Co., 7.250%, 05/20/14	542
	American Express Credit Corp.,
2,225	5.875%, 05/02/13	2,377

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — Continued
1,100	7.300%, 08/20/13	1,215
	American Honda Finance Corp.,
375	2.375%, 03/18/13 (e)	382
810	4.625%, 04/02/13 (e)	853
835	7.625%, 10/01/18 (e)	1,071
	Ford Motor Credit Co. LLC,
325	5.750%, 02/01/21	324
125	6.625%, 08/15/17	131
3,000	8.125%, 01/15/20	3,353
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,057
500	6.375%, 11/27/12	525
400	7.350%, 11/27/32	399
	John Deere Capital Corp.,
230	5.250%, 10/01/12	242
515	5.350%, 04/03/18	603
	Springleaf Finance Corp.,
350	VAR, 0.497%, 12/15/11	341
1,750	6.900%, 12/15/17	1,479
670	Toyota Motor Credit Corp., 3.200%, 06/17/15	708
662	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	669

		19,693

	Diversified Financial Services — 2.7%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,323
1,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	1,031
	Block Financial LLC,
500	5.125%, 10/30/14	517
500	7.875%, 01/15/13	524
3,000	Capmark Financial Group, Inc., 3.158%, 05/10/10 (d)	1,643
852	Cardtronics, Inc., 8.250%, 09/01/18	895
	Caterpillar Financial Services Corp.,
800	1.550%, 12/20/13	811
850	5.450%, 04/15/18	995
	CIT Group, Inc.,
155	6.625%, 04/01/18 (e)	155
3,600	7.000%, 05/02/17 (e)	3,555
	Citigroup, Inc.,
1,117	4.587%, 12/15/15	1,160
291	5.375%, 08/09/20	309
1,550	5.500%, 02/15/17	1,579
510	6.000%, 12/13/13	540

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Diversified Financial Services — Continued
1,350	6.000%, 08/15/17	1,464
865	6.010%, 01/15/15	929
260	6.375%, 08/12/14	284
645	6.875%, 06/01/25	722
1,115	7.000%, 12/01/25	1,241
1,260	8.500%, 05/22/19	1,540
	CME Group, Inc.,
1,500	5.400%, 08/01/13	1,613
200	5.750%, 02/15/14	221
1,000	CNG Holdings, Inc., 13.750%, 08/15/15 (e)	1,065
	Deluxe Corp.,
1,000	7.000%, 03/15/19 (e)	988
1,075	7.375%, 06/01/15	1,083
	FUEL Trust,
505	3.984%, 06/15/16 (e)	504
639	4.207%, 04/15/16 (e)	642
	General Electric Capital Corp.,
294	5.300%, 02/11/21	313
1,115	5.625%, 05/01/18	1,236
5,760	5.875%, 02/15/12	5,894
3,370	5.875%, 01/14/38	3,434
130	5.900%, 05/13/14	144
1,000	6.000%, 06/15/12	1,041
1,100	6.750%, 03/15/32	1,237
145	6.875%, 01/10/39	167
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,249
1,400	ILFC E-Capital Trust I, VAR, 5.740%, 12/21/65 (e)	1,012
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	468
	International Lease Finance Corp.,
845	8.250%, 12/15/20	860
320	8.625%, 09/15/15	326
1,820	8.750%, 03/15/17	1,870
600	8.875%, 09/01/17	614
	National Rural Utilities Cooperative Finance Corp.,
385	4.750%, 03/01/14	421
334	7.250%, 03/01/12	345
170	10.375%, 11/01/18	243
2,450	SquareTwo Financial Corp., 11.625%, 04/01/17	2,413
505	Textron Financial Corp., 5.400%, 04/28/13	528
180	Ukreximbank Via Biz Finance plc, (United Kingdom), Reg. S., 8.375%, 04/27/15	180

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — Continued
1,510	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	1,487
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	102

		54,917

	FDIC Guaranteed Securities (~) — 0.1%
735	Citigroup, Inc., 2.875%, 12/09/11	740
750	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	768

		1,508

	Insurance — 2.0%
1,310	ACE INA Holdings, Inc., 5.600%, 05/15/15	1,444
558	Aflac, Inc., 6.450%, 08/15/40	546
190	Allstate Corp. (The), 7.450%, 05/16/19	231
1,132	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,209
	American International Group, Inc.,
435	5.600%, 10/18/16	450
2,785	VAR, 8.175%, 05/15/58	2,765
	AON Corp.,
191	3.500%, 09/30/15	198
240	6.250%, 09/30/40	265
	Berkshire Hathaway Finance Corp.,
1,000	5.400%, 05/15/18	1,143
500	5.750%, 01/15/40	539
975	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	873
315	Chubb Corp., 5.750%, 05/15/18	368
642	CNA Financial Corp., 5.875%, 08/15/20	670
2,725	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	2,752
2,000	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	1,895
1,950	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	2,074
	Liberty Mutual Group, Inc.,
2,025	7.800%, 03/15/37 (e)	1,903
1,700	VAR, 10.750%, 06/15/58 (e)	2,091
	MassMutual Global Funding II,
382	2.300%, 09/28/15 (e)	386
600	3.625%, 07/16/12 (e)	614
160	MetLife, Inc., 6.750%, 06/01/16	188
	Metropolitan Life Global Funding I,
400	3.650%, 06/14/18 (e)	409
190	5.125%, 04/10/13 (e)	201

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Insurance — Continued
875	5.200%, 09/18/13 (e)	944
315	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	334
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,536
1,720	9.375%, 08/15/39 (e)	2,032
	New York Life Global Funding,
250	3.000%, 05/04/15 (e)	263
1,680	4.650%, 05/09/13 (e)	1,785
	Pacific Life Global Funding,
400	5.000%, 05/15/17 (e)	431
770	5.150%, 04/15/13 (e)	812
1,000	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,323
800	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	880
175	Principal Financial Group, Inc., 8.875%, 05/15/19	231
300	Principal Life Global Funding I, 5.250%, 01/15/13 (e)	317
	Principal Life Income Funding Trusts,
1,165	5.300%, 12/14/12	1,227
1,025	5.300%, 04/24/13	1,094
205	Prudential Financial, Inc., 7.375%, 06/15/19	245
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	466
2,550	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	2,817
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	927
200	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	177

		41,055

	Real Estate Investment Trusts (REITs) — 0.9%
405	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	396
1,015	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	878
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,936
375	6.250%, 08/15/16	410
300	6.650%, 01/15/18	338
820	Developers Diversified Realty Corp., 7.875%, 09/01/20	912
500	DuPont Fabros Technology LP, 8.500%, 12/15/17	528
2,300	First Industrial LP, 6.420%, 06/01/14	2,394
500	HCP, Inc., 5.375%, 02/01/21	509

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — Continued
	Host Hotels & Resorts LP,
2,350	6.000%, 11/01/20	2,285
750	6.875%, 11/01/14	766
3,000	Rouse Co. LP (The), 5.375%, 11/26/13	2,989
	Simon Property Group LP,
340	5.625%, 08/15/14	380
492	5.650%, 02/01/20	541
915	6.100%, 05/01/16	1,039
675	6.125%, 05/30/18	760
310	6.750%, 05/15/14	352
1,341	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,520

		18,933

	Real Estate Management & Development — 0.0% (g)
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	320

	Thrifts & Mortgage Finance — 0.2%
525	Countrywide Financial Corp., 6.250%, 05/15/16	530
3,065	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	3,099

		3,629

	Total Financials	257,191

	Health Care — 2.0%
	Biotechnology — 0.1%
	Amgen, Inc.,
289	5.650%, 06/15/42	316
150	5.700%, 02/01/19	177
618	5.750%, 03/15/40	686
300	6.375%, 06/01/37	360
130	6.900%, 06/01/38	167
1,250	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	1,366

		3,072

	Health Care Equipment & Supplies — 0.2%
	Baxter International, Inc.,
250	4.000%, 03/01/14	269
550	4.625%, 03/15/15	610
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	114
400	6.000%, 05/15/39	486
2,200	Teleflex, Inc., 6.875%, 06/01/19	2,183

		3,662

	Health Care Providers & Services — 0.9%
115	Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	112

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Health Care Providers & Services — Continued
400	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	406
	DaVita, Inc.,
600	6.375%, 11/01/18	589
600	6.625%, 11/01/20	588
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	480
1,000	6.875%, 07/15/17	1,042
	HCA, Inc.,
1,260	6.500%, 02/15/20	1,274
750	7.250%, 09/15/20	771
200	8.500%, 04/15/19	218
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	1,977
800	LifePoint Hospitals, Inc., 6.625%, 10/01/20	780
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	312
1,555	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	1,493
	Omnicare, Inc.,
30	6.875%, 12/15/15	31
3,600	7.750%, 06/01/20	3,672
	Roche Holdings, Inc.,
635	5.000%, 03/01/14 (e)	698
1,220	6.000%, 03/01/19 (e)	1,471
1,395	Tenet Healthcare Corp., 8.875%, 07/01/19	1,479
250	Ventas Realty LP/Ventas Capital Corp., 6.500%, 06/01/16	258
1,550	WellPoint, Inc., 6.800%, 08/01/12	1,631

		19,282

	Pharmaceuticals — 0.8%
400	Abbott Laboratories, 6.150%, 11/30/37	492
504	AstraZeneca plc, (United Kingdom), 5.400%, 09/15/12	529
910	Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	942
	Endo Pharmaceuticals Holdings, Inc.,
450	7.000%, 07/15/19 (e)	456
600	7.250%, 01/15/22 (e)	612
200	Giant Funding Corp., 8.250%, 02/01/18 (e)	200
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,144
1,000	Merck & Co., Inc., 6.550%, 09/15/37	1,295
	Mylan, Inc.,
1,125	7.625%, 07/15/17 (e)	1,201
899	7.875%, 07/15/20 (e)	962

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — Continued
	Novartis Capital Corp.,
435	4.125%, 02/10/14	470
335	4.400%, 04/24/20	371
250	Pfizer, Inc., 6.200%, 03/15/19	307
	Valeant Pharmaceuticals International,
1,500	6.500%, 07/15/16 (e)	1,425
250	6.750%, 10/01/17 (e)	233
900	6.875%, 12/01/18 (e)	828
1,145	7.000%, 10/01/20 (e)	1,036
	Wyeth,
2,350	5.500%, 02/01/14	2,603
555	5.500%, 02/15/16	640

		15,746

	Total Health Care	41,762

	Industrials — 3.7%
	Aerospace & Defense — 0.6%
400	Alliant Techsystems, Inc., 6.875%, 09/15/20	399
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	936
145	6.375%, 06/01/19 (e)	170
725	BE Aerospace, Inc., 6.875%, 10/01/20	743
1,772	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	1,143
	Esterline Technologies Corp.,
1,000	6.625%, 03/01/17	1,015
250	7.000%, 08/01/20	261
167	Hexcel Corp., 6.750%, 02/01/15	170
	Huntington Ingalls Industries, Inc.,
515	6.875%, 03/15/18 (e)	484
780	7.125%, 03/15/21 (e)	733
250	ITT Corp., 6.125%, 05/01/19	311
910	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	935
952	Lockheed Martin Corp., 5.720%, 06/01/40	1,042
1,900	McDonnell Douglas Corp., 9.750%, 04/01/12	1,993
750	Moog, Inc., 6.250%, 01/15/15	752
643	Spirit Aerosystems, Inc., 6.750%, 12/15/20	641
	Triumph Group, Inc.,
232	8.000%, 11/15/17	240
575	8.625%, 07/15/18	612
735	United Technologies Corp., 6.125%, 02/01/19	912

		13,492

	Air Freight & Logistics — 0.1%
1,000	Federal Express Corp., 9.650%, 06/15/12	1,066

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Airlines — 0.4%
235	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	256
2,202	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,180
681	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	708
364	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	376
1,138	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,059
	Delta Air Lines, Inc.,
72	8.021%, 08/10/22	72
70	8.954%, 08/10/14	71
44	9.500%, 09/15/14 (e)	45
417	9.750%, 12/17/16	428
610	10.000%, 12/05/14 (d) (e) (f) (i)	152
1,214	Northwest Airlines, Inc., 7.027%, 11/01/19	1,214
1,331	UAL 2007-1 Pass-Through Trust, 7.336%, 07/02/19	1,198
227	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	249

		8,008

	Building Products — 0.3%
	Building Materials Corp. of America,
2,235	6.750%, 05/01/21 (e)	2,140
750	6.875%, 08/15/18 (e)	735
700	7.000%, 02/15/20 (e)	700
	Masco Corp.,
1,000	6.125%, 10/03/16	980
2,500	7.125%, 03/15/20	2,446

		7,001

	Commercial Services & Supplies — 0.5%
875	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	921
990	Clean Harbors, Inc., 7.625%, 08/15/16	1,047
	Corrections Corp. of America,
572	6.250%, 03/15/13	573
1,050	6.750%, 01/31/14	1,058
	FTI Consulting, Inc.,
290	6.750%, 10/01/20	286
1,750	7.750%, 10/01/16	1,781
271	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	278
818	Geo Group, Inc. (The), 7.750%, 10/15/17	859
1,673	Pitney Bowes, Inc., 5.250%, 01/15/37	1,752

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Services & Supplies — Continued
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	157
100	7.390%, 12/02/24 (e)	122
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d)	25
1,160	6.500%, 08/01/27 (d)	25
265	9.750%, 01/15/15 (d)	6
	R.R. Donnelley & Sons Co.,
300	7.250%, 05/15/18	274
1,500	7.625%, 06/15/20	1,388

		10,552

	Construction & Engineering — 0.3%
1,450	Dycom Investments, Inc., 7.125%, 01/15/21	1,435
1,150	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	1,018
158	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	158
2,475	Tutor Perini Corp., 7.625%, 11/01/18	2,178
	United Rentals North America, Inc.,
650	9.250%, 12/15/19	678
100	10.875%, 06/15/16	109

		5,576

	Electrical Equipment — 0.0% (g)
	Belden, Inc.,
500	7.000%, 03/15/17	500
250	9.250%, 06/15/19	265
185	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	189

		954

	Industrial Conglomerates — 0.2%
459	Danaher Corp., 3.900%, 06/23/21	488
215	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	269
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,143
300	6.125%, 08/17/26 (e)	355

		3,255

	Machinery — 0.4%
310	Altra Holdings, Inc., 8.125%, 12/01/16	320
500	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	496
3,000	Briggs & Stratton Corp., 6.875%, 12/15/20	3,008

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Machinery — Continued
640	Caterpillar, Inc., 5.200%, 05/27/41	687
550	Eaton Corp., 5.600%, 05/15/18	647
740	Griffon Corp., 7.125%, 04/01/18	699
210	Ingersoll-Rand Co., (Bermuda), 7.200%, 06/01/25	244
110	PACCAR, Inc., 6.375%, 02/15/12	113
440	Parker Hannifin Corp., 6.250%, 05/15/38	544
	SPX Corp.,
1,500	6.875%, 09/01/17	1,564
250	7.625%, 12/15/14	269
320	Titan International, Inc., 7.875%, 10/01/17	336

		8,927

	Marine — 0.3%
1,700	Bluewater Holding B.V., (Netherlands), VAR, 3.250%, 07/17/14 (e)	1,275
3,290	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	1,497
832	General Maritime Corp., 12.000%, 11/15/17	437
174	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	145
1,250	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	1,156
750	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	733

		5,243

	Road & Rail — 0.6%
1,300	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18	1,329
634	Burlington Northern and Santa Fe Railway Co. 2000 Pass-Through Trust, 7.908%, 01/15/20	743
	Burlington Northern Santa Fe LLC,
220	5.650%, 05/01/17	256
1,150	6.700%, 08/01/28	1,395
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,143
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	207
280	9.450%, 08/01/21	408
1,075	CSX Corp., 7.375%, 02/01/19	1,356
	Erac USA Finance LLC,
250	6.375%, 10/15/17 (e)	296
800	6.700%, 06/01/34 (e)	893
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
170	6.125%, 06/15/21 (e)	170

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — Continued
375	6.625%, 12/15/20 (e)	390
595	Norfolk Southern Corp., 6.000%, 05/23/11	640
1,683	RailAmerica, Inc., 9.250%, 07/01/17	1,818
576	Ryder System, Inc., 3.600%, 03/01/16	598
341	Union Pacific Corp., 4.163%, 07/15/22 (e)	362
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	335

		12,339

	Transportation Services — 0.0% (g)
750	Wabtec Corp., 6.875%, 07/31/13	799

	Total Industrials	77,212

	Information Technology — 1.5%
	Communications Equipment — 0.1%
540	Brightstar Corp., 9.500%, 12/01/16 (e)	556
	Cisco Systems, Inc.,
500	5.500%, 01/15/40	545
375	5.900%, 02/15/39	425
	EH Holding Corp.,
500	6.500%, 06/15/19 (e)	500
150	7.625%, 06/15/21 (e)	149
135	Nokia OYJ, (Finland), 5.375%, 05/15/19	135

		2,310

	Computers & Peripherals — 0.5%
	Dell, Inc.,
981	3.100%, 04/01/16	1,025
1,000	7.100%, 04/15/28	1,208
	Hewlett-Packard Co.,
80	2.950%, 08/15/12	81
1,113	4.300%, 06/01/21	1,156
500	5.400%, 03/01/17	568
250	5.500%, 03/01/18	286
	International Business Machines Corp.,
744	1.950%, 07/22/16	755
770	5.875%, 11/29/32	917
650	7.000%, 10/30/25	873
	Seagate HDD Cayman, (Cayman Islands),
230	6.875%, 05/01/20	220
2,000	7.750%, 12/15/18 (e)	1,985
1,000	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	1,015

		10,089

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	271
769	6.875%, 07/01/13	828
100	7.500%, 01/15/27	115
50	Intcomex, Inc., 13.250%, 12/15/14	49
750	Sanmina-SCI Corp., VAR, 2.997%, 06/15/14 (e)	724

		1,987

	Internet Software & Services — 0.1%
500	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	482
	Equinix, Inc.,
480	7.000%, 07/15/21	487
225	8.125%, 03/01/18	239

		1,208

	IT Services — 0.2%
106	Fidelity National Information Services, Inc., 7.625%, 07/15/17	110
	First Data Corp.,
600	8.875%, 08/15/20 (e)	594
670	12.625%, 01/15/21 (e)	633
900	HP Enterprise Services LLC, 6.000%, 08/01/13	979
875	iGate Corp., 9.000%, 05/01/16 (e)	827
3,860	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	3,281

		6,424

	Semiconductors & Semiconductor Equipment — 0.3%
	Advanced Micro Devices, Inc.,
500	7.750%, 08/01/20	508
415	8.125%, 12/15/17	426
1,280	Amkor Technology, Inc., 7.375%, 05/01/18	1,290
310	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	272
	National Semiconductor Corp.,
575	3.950%, 04/15/15	624
475	6.600%, 06/15/17	580
326	NXP B.V./NXP Funding LLC, (Netherlands), VAR, 2.999%, 10/15/13	316
150	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	158
1,400	Texas Instruments, Inc., 2.375%, 05/16/16	1,445

		5,619

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — 0.2%
275	Audatex North America, Inc., 6.750%, 06/15/18 (e)	270
115	Intuit, Inc., 5.750%, 03/15/17	132
595	Microsoft Corp., 4.500%, 10/01/40	604
	Oracle Corp.,
1,000	5.250%, 01/15/16	1,150
241	5.375%, 07/15/40 (e)	265
1,030	6.500%, 04/15/38	1,282

		3,703

	Total Information Technology	31,340

	Materials — 3.1%
	Chemicals — 0.7%
275	Celanese US Holdings LLC, 6.625%, 10/15/18	292
	CF Industries, Inc.,
300	6.875%, 05/01/18	340
340	7.125%, 05/01/20	389
885	Chemtura Corp., 7.875%, 09/01/18	909
242	Dow Chemical Co. (The), 4.250%, 11/15/20	247
	EI du Pont de Nemours & Co.,
721	1.950%, 01/15/16	735
410	3.250%, 01/15/15	437
1,175	4.900%, 01/15/41	1,208
130	5.000%, 07/15/13	140
	Lyondell Chemical Co.,
505	8.000%, 11/01/17 (e)	559
1,537	11.000%, 05/01/18	1,716
525	Monsanto Co., 7.375%, 08/15/12	557
775	PolyOne Corp., 7.375%, 09/15/20	798
450	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	476
200	PPG Industries, Inc., 9.000%, 05/01/21	277
	Praxair, Inc.,
1,535	4.625%, 03/30/15	1,705
375	5.200%, 03/15/17	438
650	5.250%, 11/15/14	734
200	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	234
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,440

		13,631

	Construction Materials — 0.1%
75	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	77
	Vulcan Materials Co.,
455	6.500%, 12/01/16	445

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Construction Materials — Continued
410	7.500%, 06/15/21	404

		926

	Containers & Packaging — 0.5%
900	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	887
	Ball Corp.,
1,465	5.750%, 05/15/21	1,454
1,500	6.750%, 09/15/20	1,575
125	7.125%, 09/01/16	134
125	7.375%, 09/01/19	136
642	Constar International, Inc., 11.000%, 02/15/12 (f) (i)	642
725	Crown Americas LLC/Crown Americas Capital Corp III, 6.250%, 02/01/21 (e)	729
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	705
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	6.875%, 02/15/21 (e)	930
1,975	7.125%, 04/15/19 (e)	1,871
700	8.500%, 10/15/16 (e)	716
500	Sealed Air Corp., 7.875%, 06/15/17	526
700	Silgan Holdings, Inc., 7.250%, 08/15/16	731

		11,036

	Metals & Mining — 0.7%
875	AK Steel Corp., 7.625%, 05/15/20	805
925	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	855
106	Arch Western Finance LLC, 6.750%, 07/01/13	106
	BHP Billiton Finance USA Ltd., (Australia),
570	4.800%, 04/15/13	607
575	5.400%, 03/29/17	669
1,110	5.500%, 04/01/14	1,236
120	6.500%, 04/01/19	148
230	Corp. Nacional del Cobre de Chile, (Chile), Reg. S., 7.500%, 01/15/19	293
1,500	Edgen Murray Corp., 12.250%, 01/15/15	1,429
	FMG Resources August 2006 Pty Ltd., (Australia),
1,875	6.875%, 02/01/18 (e)	1,856
150	7.000%, 11/01/15 (e)	150
1,510	Nucor Corp., 6.400%, 12/01/37	1,819
538	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	535
270	Severstal Columbus LLC, 10.250%, 02/15/18	279

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — Continued
	Steel Dynamics, Inc.,
1,500	6.750%, 04/01/15	1,504
10	7.750%, 04/15/16	10
	United States Steel Corp.,
474	6.050%, 06/01/17	454
280	7.000%, 02/01/18	269
1,000	7.375%, 04/01/20	947
225	Wolverine Tube, Inc., 6.000%, 06/28/14 (f) (i)	225

		14,196

	Paper & Forest Products — 1.1%
710	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	746
	Abitibi-Consolidated Co. of Canada, (Canada),
14,926	6.000%, 06/20/13 (d)	37
7,648	8.375%, 04/01/15 (d)	19
	Abitibi-Consolidated, Inc., (Canada),
1,199	7.500%, 04/01/28 (d)	3
1,999	7.750%, 06/15/11 (d)	5
730	8.850%, 08/01/30 (d)	2
2,300	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	2,306
500	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	511
	Cascades, Inc., (Canada),
750	7.750%, 12/15/17	727
400	7.875%, 01/15/20	385
700	Clearwater Paper Corp., 7.125%, 11/01/18	704
	Domtar Corp.,
126	7.125%, 08/15/15	138
950	10.750%, 06/01/17	1,183
	Georgia-Pacific LLC,
1,000	5.400%, 11/01/20 (e)	1,031
875	7.125%, 01/15/17 (e)	927
1,200	7.750%, 11/15/29	1,355
400	8.250%, 05/01/16 (e)	457
1,154	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d) (f) (i)	20
	NewPage Corp.,
4,000	10.000%, 05/01/12	470
5,650	11.375%, 12/31/14	4,972
	P.H. Glatfelter Co.,
1,500	7.125%, 05/01/16	1,523
1,000	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	1,080
1,650	Potlatch Corp., 7.500%, 11/01/19	1,675
300	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e)	267

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Paper & Forest Products — Continued
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d) (f) (i)	29
2,656	8.375%, 07/01/12 (d) (f) (i)	46
675	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	715
	Weyerhaeuser Co.,
350	7.375%, 10/01/19	397
1,750	7.375%, 03/15/32	1,866

		23,596

	Total Materials	63,385

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
1,030	5.350%, 09/01/40	1,049
220	5.600%, 05/15/18	254
465	5.800%, 02/15/19	549
1,500	6.300%, 01/15/38	1,679
31	AT&T, Corp.,.8.000%, 11/15/31	42
	BellSouth Corp.,
2,090	5.200%, 09/15/14	2,314
100	6.875%, 10/15/31	118
	BellSouth Telecommunications, Inc.,
412	6.300%, 12/15/15	442
330	7.000%, 12/01/95	371
	Cincinnati Bell, Inc.,
800	8.250%, 10/15/17	798
145	8.750%, 03/15/18	136
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	121
1,000	8.750%, 06/15/30	1,352
	Frontier Communications Corp.,
785	7.125%, 03/15/19	772
1,165	8.125%, 10/01/18	1,204
15	8.250%, 04/15/17	16
215	8.500%, 04/15/20	225
15	8.750%, 04/15/22	16
800	GTE Corp., 6.840%, 04/15/18	961
2,750	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	2,853
	Qwest Communications International, Inc.,
1,000	7.125%, 04/01/18	1,050
90	8.000%, 10/01/15	96
1,000	Qwest Corp., 6.500%, 06/01/17	1,071

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	562
190	7.721%, 06/04/38	185
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	133
600	5.855%, 02/04/13	620
80	5.877%, 07/15/19	80
	Verizon Communications, Inc.,
585	6.900%, 04/15/38	714
75	7.350%, 04/01/39	96
	Verizon Global Funding Corp.,
820	7.750%, 12/01/30	1,082
290	7.750%, 06/15/32	382
2,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,608
1,000	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/21 (e)	1,087
	Windstream Corp.,
800	7.750%, 10/01/21	812
525	8.125%, 08/01/13	558
125	8.125%, 09/01/18	130

		26,538

	Wireless Telecommunication Services — 0.6%
732	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	726
450	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	482
144	Cricket Communications, Inc., 7.750%, 05/15/16	146
1,260	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,291
75	MetroPCS Wireless, Inc., 7.875%, 09/01/18	76
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,705
	NII Capital Corp.,
365	8.875%, 12/15/19	386
185	10.000%, 08/15/16	208
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	293
1,050	SBA Telecommunications, Inc., 8.000%, 08/15/16	1,105
800	Sprint Capital Corp., 8.750%, 03/15/32	820
125	Sprint Nextel Corp., 8.375%, 08/15/17	131
1,650	Vimpel Communications Via VIP Finance Ireland Ltd.,OJSC, (Ireland), 7.748%, 02/02/21 (e)	1,621
	VimpelCom Holdings B.V., (Netherlands),
250	6.255%, 03/01/17 (e)	238

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
450	7.504%, 03/01/22 (e)	429
870	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	976
	Wind Acquisition Finance S.A., (Luxembourg),
775	7.250%, 02/15/18 (e)	727
275	11.750%, 07/15/17 (e)	285

		12,645

	Total Telecommunication Services	39,183

	Utilities — 2.9%
	Electric Utilities — 1.7%
891	Alabama Power Co., 6.125%, 05/15/38	1,103
	Carolina Power & Light Co.,
90	5.300%, 01/15/19	106
500	6.300%, 04/01/38	637
1,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,106
100	Centrais Eletricas Brasileiras S.A., (Brazil), 6.875%, 07/30/19 (e)	115
300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	336
925	Consumers Energy Co., 6.700%, 09/15/19	1,158
80	Dubai Electricity & Water Authority, (United Arab Emirates), 8.500%, 04/22/15 (e)	88
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	853
200	5.250%, 01/15/18	234
500	5.625%, 11/30/12	530
1,100	6.050%, 04/15/38	1,329
500	6.250%, 01/15/12	510
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	295
1,200	Enel Finance International N.V., (Luxembourg), 5.125%, 10/07/19 (e)	1,200
115	Florida Power Corp., 5.650%, 06/15/18	137
	Georgia Power Co.,
562	5.250%, 12/15/15	643
140	5.950%, 02/01/39	165
2,000	Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	2,143
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,168
860	MidAmerican Energy Co., 5.300%, 03/15/18	998
	Nevada Power Co.,
446	5.375%, 09/15/40	492
600	7.125%, 03/15/19	753
	NextEra Energy Capital Holdings, Inc.,
275	5.350%, 06/15/13	293

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — Continued
265	7.875%, 12/15/15	318
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	336
	Nisource Finance Corp.,
1,470	6.400%, 03/15/18	1,730
150	6.800%, 01/15/19	179
	Northern States Power Co.,
173	5.350%, 11/01/39	197
765	6.250%, 06/01/36	967
1,010	Pacific Gas & Electric Co., 5.625%, 11/30/17	1,185
	Pacificorp,
1,900	5.750%, 04/01/37	2,185
250	7.240%, 08/16/23	323
	Peco Energy Co.,
1,880	5.350%, 03/01/18	2,215
500	5.950%, 11/01/11	504
360	Potomac Electric Power Co., 6.500%, 11/15/37	465
50	Progress Energy, Inc., 6.050%, 03/15/14	56
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,223
	Public Service Co. of Colorado,
198	3.200%, 11/15/20	202
35	6.500%, 08/01/38	45
1,050	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,194
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	99
1,100	6.625%, 11/15/37	1,328
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	371
155	5.300%, 05/01/18	182
416	5.375%, 11/01/39	468
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	254
500	6.000%, 06/01/39	625
	Southern California Edison Co.,
450	5.550%, 01/15/37	519
285	5.950%, 02/01/38	348
292	Southern Co., 1.950%, 09/01/16	292
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	186
120	Union Electric Co., 8.450%, 03/15/39	185
	Virginia Electric and Power Co.,
235	6.350%, 11/30/37	288
670	8.875%, 11/15/38	1,050

		35,911

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Gas Utilities — 0.2%
250	ANR Pipeline Co., 9.625%, 11/01/21	362
600	Atmos Energy Corp., 5.125%, 01/15/13	633
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	683
155	EQT Corp., 8.125%, 06/01/19	191
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	314
	TransCanada PipeLines Ltd., (Canada),
1,505	4.000%, 06/15/13	1,589
1,000	6.200%, 10/15/37	1,187

		4,959

	Independent Power Producers & Energy Traders — 0.8%
	AES Eastern Energy LP,
481	9.000%, 01/02/17	289
2,000	9.670%, 01/02/29	1,200
3,450	Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	3,648
	Dynegy Holdings, Inc.,
105	7.625%, 10/15/26	59
4,770	7.750%, 06/01/19	2,910
	Edison Mission Energy,
2,335	7.000%, 05/15/17	1,635
800	7.200%, 05/15/19	532
165	7.750%, 06/15/16	125
267	FPL Energy National Wind Portfolio LLC, 6.125%, 03/25/19 (e)	261
255	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	227
733	Homer City Funding LLC, 8.137%, 10/01/19	601
1,553	Midwest Generation LLC, 8.560%, 01/02/16	1,530
2,750	NRG Energy, Inc., 7.625%, 01/15/18 (e)	2,723
348	Ormat Funding Corp., 8.250%, 12/30/20	330
235	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	91

		16,161

	Multi-Utilities — 0.1%
	Dominion Resources, Inc.,
46	4.900%, 08/01/41	45
400	7.000%, 06/15/38	516
160	DTE Energy Co., 7.625%, 05/15/14	185
	Sempra Energy,
255	6.150%, 06/15/18	298
75	6.500%, 06/01/16	89
220	8.900%, 11/15/13	253

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Multi-Utilities — Continued
	420	9.800%, 02/15/19	591

			1,977

		Water Utilities — 0.1%
	925	American Water Capital Corp., 6.085%, 10/15/17	1,094

		Total Utilities	60,102

		Total Corporate Bonds (Cost $765,669)	782,913

	Foreign Government Securities — 1.9%
	200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	227
BRL	620	Brazil Notas do Tesouro Nacional Serie F, (Brazil), 10.000%, 01/01/17 (d)	367
	100	Citigroup Funding, Inc., CLN, 10.993%, 07/27/20 (linked to Republic of Colombia, 10.993%, 07/27/20; credit rating BBB+) (e) (f) (i)	96
	270	Citigroup Funding, Inc., CLN, 11.000%, 07/27/20 (linked to Republic of Colombia, 11.000%, 07/27/20; credit rating BBB+), (Colombia) (e) (f) (i)	263
	220	Citigroup Funding, Inc., CLN, 13.300%, 10/02/13 (linked to Republic of Ghana, 13.300%, 10/02/13; credit rating BBB+) (e) (f) (i)	201
	100	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+), (Indonesia) (e) (f) (i)	102
	130	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B), (Ghana) (e) (f) (i)	121
	60	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, (Ukraine), 7.650%, 09/07/11	60
	280	Deutsche Bank AG, CLN, 10.250%, 07/15/17 (linked to Indonesia Government Bond, 10.250%; credit rating BB+), (Germany), 10.250%,07/15/27 (f) (i)	407
	100	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+), (Indonesia) (e) (f) (i)	140
		Federal Republic of Brazil, (Brazil),
	400	8.250%, 01/20/34	581
	380	11.000%, 08/17/40	523

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — Continued
299	12.250%, 03/06/30	574
BRL565	12.500%, 01/05/22	458
	Government of Dominican Republic, (Dominican Republic),
210	Reg. S., 7.500%, 05/06/21	215
186	Reg. S., 9.040%, 01/23/18	208
DOP 8,500	15.950%, 06/04/21 (e)	215
	Government of Ukraine, (Ukraine),
730	6.580%, 11/21/16 (e)	732
235	Reg. S., 7.750%, 09/23/20	243
108	IIRSA Norte Finance Ltd., (Peru), Reg. S., 8.750%, 05/30/24	121
200	Province of Manitoba, (Canada), 2.125%, 04/22/13	206
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	968
	Province of Ontario, (Canada),
780	2.700%, 06/16/15	826
1,635	2.950%, 02/05/15	1,741
300	Province of Quebec, (Canada), 6.350%, 01/30/26	388
160	Provincia de Buenos Aires, (Argentina), 11.750%, 10/05/15 (e)	158
	Republic of Argentina, (Argentina),
ARS 500	VAR, 0.000%, 12/31/33	186
50	SUB, 2.500%, 12/31/38	20
1,227	SUB, 2.500%, 12/31/38	497
575	7.000%, 10/03/15	549
216	8.280%, 12/31/33	177
845	8.750%, 06/02/17	843
	Republic of Belarus, (Belarus),
520	8.750%, 08/03/15	429
190	8.950%, 01/26/18	155
	Republic of Colombia, (Colombia),
200	4.375%, 07/12/21	211
240	8.125%, 05/21/24	331
270	10.375%, 01/28/33	440
	Republic of Croatia, (Croatia),
400	6.375%, 03/24/21 (e)	394
190	Reg. S., 6.625%, 07/14/20	192
200	Republic of Ecuador, (Ecuador), 9.375%, 12/15/15	196
	Republic of El Salvador, (El Salvador),
130	Reg. S., 7.375%, 12/01/19	145
240	Reg. S., 7.650%, 06/15/35	253
140	Reg. S., 8.250%, 04/10/32	158

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Republic of Hungary, (Hungary),
401	6.250%, 01/29/20	412
120	6.375%, 03/29/21	123
190	7.625%, 03/29/41	199
288	7.625%, 03/29/41	301
	Republic of Indonesia, (Indonesia),
255	Reg. S., 6.750%, 03/10/14	283
50	Reg. S., 7.750%, 01/17/38	67
340	Reg. S., 8.500%, 10/12/35	485
350	11.625%, 03/04/19 (e)	527
250	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	223
6,000	Republic of Israel, (Israel), Zero Coupon, 08/15/17	5,424
320	Republic of Ivory Coast, (Ivory Coast), Reg. S., 0.000%, 12/31/32	172
	Republic of Lithuania, (Lithuania),
435	5.125%, 09/14/17 (e)	449
130	Reg. S., 5.125%, 09/14/17	135
160	Reg. S., 6.750%, 01/15/15	174
200	Republic of Nigeria, (Nigeria), Reg. S., 6.750%, 01/28/21	213
170	Republic of Pakistan, (Pakistan), Reg. S., 7.125%, 03/31/16	146
	Republic of Panama, (Panama),
280	7.250%, 03/15/15	328
90	8.875%, 09/30/27	133
380	9.375%, 04/01/29	582
	Republic of Peru, (Peru),
310	5.625%, 11/18/50	322
PEN 737	Reg. S., 6.950%, 08/12/31	288
330	7.350%, 07/21/25	429
60	8.375%, 05/03/16	75
218	8.750%, 11/21/33	325
88	9.875%, 02/06/15	110
	Republic of Philippines, (Philippines),
170	4.000%, 01/15/21	173
100	6.500%, 01/20/20	119
390	7.750%, 01/14/31	522
100	9.500%, 02/02/30	154
470	10.625%, 03/16/25	746
90	Republic of Serbia, (Serbia), Reg. S., SUB, 6.750%, 11/01/24	90
	Republic of South Africa, (South Africa),
430	5.500%, 03/09/20	489
125	6.875%, 05/27/19	154
ZAR 1,515	10.500%, 12/21/26	261

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — Continued
470	Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	478
	Republic of Turkey, (Turkey),
190	5.625%, 03/30/21	204
500	6.750%, 04/03/18	575
115	6.875%, 03/17/36	129
335	7.250%, 03/15/15	380
477	7.250%, 03/05/38	560
100	7.500%, 07/14/17	118
	Republic of Uruguay, (Uruguay),
UYU 584	4.993%, 06/26/37	39
UYU 3,000	5.781%, 04/05/27	230
300	7.625%, 03/21/36	396
	Republic of Venezuela, (Venezuela),
662	Reg. S., 5.750%, 02/26/16	500
525	Reg. S., 6.000%, 12/09/20	311
305	Reg. S., 7.750%, 10/13/19	209
93	Reg. S., 9.000%, 05/07/23	63
108	Reg. S., 12.750%, 08/23/22	94
	Russian Federation, (Russia),
1,742	Reg. S., SUB, 7.500%, 03/31/30	2,087
130	Reg. S., 12.750%, 06/24/28	231
330	State of Qatar, (Qatar), Reg. S., 5.250%, 01/20/20	371
	United Mexican States, (Mexico),
640	5.625%, 01/15/17	734
230	5.750%, 10/12/10	227
498	5.950%, 03/19/19	588
260	6.050%, 01/11/40	298
100	6.750%, 09/27/34	125
MXN 4,000	7.750%, 12/14/17	366
100	8.300%, 08/15/31	144

	Total Foreign Government Securities (Cost $38,246)	39,407

Mortgage Pass-Through Securities — 5.2%
	Federal Home Loan Mortgage Corp.,
160	ARM, 2.000%, 08/01/36	168
419	ARM, 2.790%, 03/01/36	445
813	ARM, 3.308%, 03/01/36	868
348	ARM, 4.979%, 10/01/36	370
735	ARM, 5.550%, 10/01/37	787
137	ARM, 5.938%, 05/01/37	146
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,833	4.000%, 08/01/18 - 05/01/19	1,939
942	4.500%, 10/01/18	1,001

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

115		5.000%, 05/01/18	125
772		5.500%, 01/01/21	846
746		6.000%, 11/01/21	812
441		6.500%, 07/01/14	465
92		7.500%, 01/01/17	100
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,499		6.500%, 11/01/22 - 03/01/26	1,681
419		7.000%, 01/01/27	481
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
475		4.000%, 09/01/33	497
2,841		4.500%, 05/01/41	3,004
150		6.000%, 02/01/29	168
1,157		6.500%, 01/01/24 - 11/01/36	1,314
1,241		7.000%, 09/01/24 - 10/01/36 (m)	1,424
145		7.500%, 10/01/19 - 02/01/27	162
150		8.000%, 08/01/27 - 03/01/30	179
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
2,614		7.500%, 01/01/32 - 12/01/36	3,056
595		10.000%, 10/01/30	715
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
154		7.000%, 12/01/14 - 03/01/16	166
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5		7.500%, 02/01/17	5
7		12.000%, 08/01/15 - 07/01/19	8
—	(h)	13.000%, 06/01/14	—	(h)
		Federal National Mortgage Association,
217		ARM, 2.434%, 01/01/34	228
351		ARM, 2.470%, 05/01/35	371
25		ARM, 2.750%, 10/01/33	25
687		ARM, 4.478%, 04/01/37	724
119		ARM, 5.057%, 04/01/37	127
1,423		ARM, 5.629%, 01/01/23	1,547
490		ARM, 5.646%, 03/01/37	521
368		ARM, 5.657%, 07/01/37	393
482		ARM, 6.000%, 02/01/37	521
174		ARM, 6.071%, 07/01/37	185
		Federal National Mortgage Association, 15 Year, Single Family,
5,671		3.500%, 09/01/18 - 07/01/19	6,060
3,470		4.000%, 07/01/18 - 12/01/18	3,696
416		4.500%, 07/01/18	447
2,243		5.000%, 05/01/18 - 11/01/18	2,432

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Mortgage Pass-Through Securities — Continued
1,144		5.500%, 08/01/17 - 07/01/20	1,243
2,165		6.000%, 01/01/14 - 08/01/22	2,355
53		6.500%, 05/01/13	55
—	(h)	7.000%, 03/01/15	—	(h)
2		7.500%, 02/01/12	2
20		8.000%, 01/01/16	20
—	(h)	8.500%, 11/01/11	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
1,931		3.500%, 12/01/30	1,989
2,175		6.000%, 04/01/24 - 08/01/27	2,416
941		6.500%, 11/01/18	1,052
311		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	342
		Federal National Mortgage Association, 30 Year, Single Family,
512		5.500%, 12/01/28 - 07/01/29	565
1,915		6.000%, 04/01/35 - 08/01/37	2,144
3,790		6.500%, 04/01/28 - 10/01/38	4,287
2,053		7.000%, 03/01/28 - 04/01/37	2,365
852		7.500%, 09/01/25 - 11/01/38	988
—	(h)	8.000%, 08/01/22	—	(h)
68		8.500%, 10/01/25 - 12/01/25	80
5		9.000%, 01/01/19 - 04/01/25	6
22		12.500%, 01/01/16	22
		Federal National Mortgage Association, Other,
1,891		2.573%, 10/01/17	1,917
1,750		3.482%, 11/01/20	1,797
1,680		3.492%, 01/01/18	1,767
1,575		3.590%, 10/01/20	1,641
1,514		3.730%, 06/01/18	1,632
1,652		3.937%, 01/01/19	1,764
1,275		4.195%, 07/01/21	1,362
2,465		4.515%, 02/01/20	2,703
3,000		4.546%, 02/01/20	3,292
1,989		4.794%, 01/01/21	2,204
1,597		5.000%, 12/01/32 - 08/01/33	1,721
925		5.500%, 09/01/17	1,000
500		6.500%, 04/01/36 - 07/01/36	558
		Government National Mortgage Association II, 30 Year, Single Family,
9,956		6.000%, 11/20/32 - 09/20/36	11,249
1,240		6.500%, 02/20/29 - 10/20/39	1,406
6,999		7.000%, 06/20/32 - 01/20/39	8,165
765		7.500%, 08/20/25 - 05/20/32	880
1,107		8.000%, 08/20/26 - 09/20/31	1,319

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,151	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,278
	Government National Mortgage Association, 30 Year, Single Family,
458	6.500%, 02/15/28 - 10/15/29	528
149	7.000%, 02/15/24 - 02/15/28	173
139	7.250%, 07/15/21 - 01/15/28	161
79	7.500%, 10/15/22 - 09/15/29	84
7	7.750%, 02/15/27	7
3	8.500%, 11/15/25	4
120	9.000%, 04/15/16 - 01/15/25	137
5	10.000%, 11/15/20	5
2	13.000%, 01/15/15	2

	Total Mortgage Pass-Through Securities (Cost $101,146)	106,896

Municipal Bonds — 0.5%
	California — 0.1%
1,000	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	1,146

	Illinois — 0.1%
780	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	828
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,705

		2,533

	New York — 0.2%
900	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	987
	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560	Series H, Rev., 5.289%, 03/15/33	581
1,165	Series H, Rev., 5.389%, 03/15/40	1,215
1,450	Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	1,593

		4,376

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,258

	Oklahoma — 0.0% (g)
900	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	1,012

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Municipal Bonds — Continued
	Washington — 0.0% (g)
900	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	982

	Total Municipal Bonds (Cost $10,556)	11,307

Supranational — 0.1%
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,285
330	Eurasian Development Bank, Reg. S., 7.375%, 09/29/14	352

	Total Supranational (Cost $1,612)	1,637

U.S. Government Agency Securities — 1.1%
1,500	Federal Home Loan Bank System, 1.750%, 12/14/12	1,527
	Federal Home Loan Mortgage Corp.,
915	2.500%, 04/23/14	964
635	5.250%, 04/18/16	754
385	6.750%, 09/15/29	549
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17	6,652
825	5.000%, 05/11/17	981
1,500	5.625%, 07/15/37	1,888
1,000	8.200%, 03/10/16	1,310
1,000	Federal National Mortgage Association Interest Strip, 11/15/21	728
	Financing Corp. Fico,
1,285	Zero Coupon, 04/05/19	1,094
500	Zero Coupon, 09/26/19	416
426	New Valley Generation II, 5.572%, 05/01/20	504
669	New Valley Generation III, 4.929%, 01/15/21	775
2,870	Residual Funding Corp., Principal Strip, Zero Coupon, 07/15/20	2,309
	Tennessee Valley Authority,
902	4.625%, 09/15/60	977
869	5.250%, 09/15/39	1,021
500	Tennessee Valley Authority Principal Strip, Zero Coupon, 11/01/25	293

	Total U.S. Government Agency Securities (Cost $20,358)	22,742

U.S. Treasury Obligations — 18.5%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	84
555	4.375%, 02/15/38	637
5,000	4.500%, 02/15/36	5,878
3,890	4.500%, 05/15/38	4,554
2,500	5.250%, 02/15/29	3,229

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,000	5.500%, 08/15/28	1,326
2,340	6.000%, 02/15/26	3,217
5,000	6.250%, 08/15/23	6,912
4,250	6.375%, 08/15/27	6,113
7,600	7.125%, 02/15/23	11,160
7,200	7.250%, 08/15/22	10,604
20,000	7.500%, 11/15/16 (m)	26,623
4,800	7.500%, 11/15/24	7,381
2,625	7.875%, 02/15/21	3,937
1,937	8.125%, 08/15/19	2,866
13,600	8.125%, 05/15/21 (m)	20,790
10,000	8.125%, 08/15/21	15,350
5,000	8.500%, 02/15/20	7,626
6,000	8.750%, 08/15/20	9,353
24,560	8.875%, 08/15/17 (m)	35,445
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	2,001
	U.S. Treasury Notes,
90	1.000%, 10/31/11	90
45	1.375%, 04/15/12 (k)	46
4,000	1.375%, 09/15/12	4,051
6,625	1.375%, 10/15/12 (m)	6,716
5,275	1.375%, 11/15/12	5,352
10,000	1.875%, 06/15/12	10,139
100	2.000%, 04/30/16	105
225	2.250%, 05/31/14	237
335	2.250%, 01/31/15	356
11,000	2.250%, 11/30/17	11,597
2,780	2.625%, 02/29/16	3,007
130	2.625%, 04/30/16	140
16,440	2.750%, 05/31/17	17,858
7,115	2.875%, 03/31/18	7,766
1,000	3.125%, 10/31/16	1,107
10,654	3.125%, 05/15/19	11,766
2,250	3.250%, 03/31/17	2,507
7,860	4.750%, 08/15/17	9,453
	U.S. Treasury STRIPS,
308	05/15/14	306
2,000	11/15/14	1,970
2,425	11/15/15	2,349
6,980	05/15/16	6,682
6,916	02/15/17	6,478
12,239	08/15/17	11,303
19,170	11/15/17	17,547
6,000	02/15/18	5,446
1,606	08/15/18	1,432

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

U.S. Treasury Obligations — Continued
185		08/15/19	159
4,701		05/15/20	3,885
5,185		11/15/20	4,191
5,000		05/15/21	3,949
22,000		11/15/21 (m)	16,971
5,000		08/15/22	3,719
5,000		11/15/22	3,676
4,000		08/15/24	2,697
5,000		11/15/24	3,331
2,900		02/15/25	1,908
2,550		02/15/27	1,528
8,000		11/15/27	4,617
2,615		02/15/28	1,491

		Total U.S. Treasury Obligations (Cost $348,660)	383,014

SHARES
Common Stocks — 0.6%
		Consumer Discretionary — 0.2%
		Automobiles — 0.1%
72		General Motors Co. (a)	1,729

		Leisure Equipment & Products — 0.0% (g)
31		True Temper Holdings Corp., Inc. (a) (f) (i)	232

		Media — 0.1%
56		Charter Communications, Inc., Class A (a)	2,772

		Total Consumer Discretionary	4,733

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
40		Eurofresh, Inc., ADR (a) (f) (i)	—

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
—	(h)	Leucadia National Corp.	6

		Industrials — 0.0% (g)
		Airlines — 0.0% (g)
2		Delta Air Lines, Inc. (a)	13

		Commercial Services & Supplies — 0.0% (g)
3		Quad/Graphics, Inc.	60

		Total Industrials	73

		Information Technology — 0.0% (g)
		Semiconductors & Semiconductor Equipment — 0.0% (g)
87		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg) (a) (f) (i)	580

SHARES		SECURITY DESCRIPTION	VALUE

		Materials — 0.4%
		Chemicals — 0.1%
46		LyondellBasell Industries N.V., (Netherlands), Class A	1,579

		Construction Materials — 0.1%
264		U.S. Concrete, Inc. (a)	1,506

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., ADR (a) (f) (i)	3

		Metals & Mining — 0.0% (g)
8		Wolverine Tube, Inc., ADR (a) (f) (i)	208

		Paper & Forest Products — 0.2%
211		AbitibiBowater, Inc., (Canada) (a)	3,588

		Total Materials	6,884

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
4		AboveNet, Inc.	274
—	(h)	XO Holdings, Inc. (a) (f) (i)	—

			274

		Wireless Telecommunication Services — 0.0% (g)
—	(h)	Sprint Nextel Corp. (a)	—	(h)

		Total Telecommunication Services	274

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		NRG Energy, Inc. (a)	23

		Total Common Stocks (Cost $16,373)	12,573

Preferred Stocks — 0.5%
		Consumer Discretionary — 0.3%
		Automobiles — 0.1%
35		General Motors Co., 4.750%, 12/01/13	1,395

		Diversified Consumer Services — 0.1%
34		Carriage Services Capital Trust, 7.000%, 06/01/29	1,273

		Household Durables — 0.1%
153		M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	2,206

		Total Consumer Discretionary	4,874

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
—	(h)	Eurofresh, Inc., ADR (a) (f) (i)	—

		Financials — 0.2%
		Commercial Banks — 0.1%
8		CoBank ACB, 7.000%, 10/03/11 (e) (x)	366

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE

Preferred Stocks — Continued
	Commercial Banks — Continued
10	CoBank ACB, Series C, 11.000%, 07/01/13 (e) (x)	549
15	CoBank ACB, Series D, 11.000%, 10/01/14 (x)	818

		1,733

	Consumer Finance — 0.1%
3	Ally Financial, Inc., 7.000%, 12/31/11 (e) (x)	2,417
14	Citigroup Capital XIII, VAR, 7.875%, 10/30/40	375

		2,792

	Total Financials	4,525

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
1	Constar International, Inc. (a) (f) (i)	191

	Total Preferred Stocks (Cost $11,156)	9,590

PRINCIPAL AMOUNT
Loan Participations & Assignments — 2.6%
	Consumer Discretionary — 1.3%
	Automobiles — 0.1%
1,550	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	1,390

	Broadcasting & Cable TV — 0.2%
2,076	Atlantic Broadband, Term Loan B, VAR, 4.000%, 03/08/16	1,963
1,990	Midcontinent Communications, Term Loan B, VAR, 4.000%, 12/31/16	1,930

		3,893

	Diversified Consumer Services – 0.0% (g)
290	Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/04/12	284

	Gaming — 0.3%
1,978	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	1,909
	Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
1,398	VAR, 3.218%, 01/28/15	1,204
2,602	VAR, 3.253%, 01/28/15	2,242
	Golden Nugget, Inc., Additional Term Advance,
139	VAR, 3.190%, 06/30/14	118
46	VAR, 3.190%, 06/30/14	40
46	VAR, 3.190%, 06/30/14	39
41	VAR, 3.190%, 06/30/14	35
	Golden Nugget, Inc., Term Advance,
227	VAR, 3.190%, 06/30/14	194

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Gaming — Continued
251		VAR, 3.190%, 06/30/14	214

			5,995

		Media — 0.5%
995		Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17	948
1,019		Cengage Learning Acquisitions, Term Loan, VAR, 2.500%, 07/03/14	842
2,383		Clear Channel Communications, Inc., Term Loan B, VAR, 3.837%, 01/29/16	1,783
399		High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	391
		Media General, Inc., Term Loan,
156		VAR, 4.719%, 03/29/13	133
919		VAR, 4.819%, 03/29/13	787
1,460		Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	1,431
1,750		Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	1,807
		R.H. Donnelley, Inc., Exit Term Loan,
136		VAR, 9.000%, 10/24/14	77
537		VAR, 9.000%, 10/24/14	304
554		VAR, 9.000%, 10/24/14	314
437		Univision Communications, Inc., Initial Term Loan, VAR, 2.221%, 09/29/14	392
		Vertis, Inc., 1st Lien Term Loan,
2,542		VAR, 11.750%, 12/21/15	2,110
41		VAR, 11.750%, 12/21/15	34

			11,353

		Specialty Retail — 0.2%
		Claire’s Stores, Term Loan B,
2,880		VAR, 2.996%, 05/29/14	2,502
604		VAR, 3.003%, 05/29/14	524
721		Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	641

			3,667

		Total Consumer Discretionary	26,582

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
		Bolthouse Farms, 1st Lien Term Loan,
138		VAR, 5.500%, 02/11/16	134
—	(h)	VAR, 5.750%, 02/11/16	—	(h)

		Total Consumer Staples	134

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
211	Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	209
575	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	550
239	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	235

	Total Energy	994

	Financials — 0.5%
	Capital Markets — 0.1%
2,049	Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	1,967

	Diversified Financial Services — 0.3%
11,427	Capmark Financial Group, U.S. Term Loan, VAR, 5.250%, 03/23/11 (d)	6,228
850	Capmark Financial Group, Unsecured Bridge Loan, VAR, 5.250%, 03/23/11 (d)	465

		6,693

	Insurance — 0.0% (g)
88	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/05/14	83

	Real Estate Investment Trusts (REITs) — 0.1%
	I-Star, Term Loan A-1,
736	VAR, 5.000%, 06/28/13	715
534	VAR, 5.000%, 06/28/13	519

		1,234

	Total Financials	9,977

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
174	Inventive Health, Consolidated Term Loan, VAR, 4.750%, 08/04/16	164

	Pharmaceuticals — 0.0% (g)
	Axcan Intermediate Holdings, Inc., Term Loan,
337	VAR, 5.500%, 02/10/17	304
36	VAR, 5.500%, 02/10/17	33

		337

	Total Health Care	501

	Industrials — 0.3%
	Aerospace & Defense — 0.0% (g)
550	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	534

	Air Freight & Logistics — 0.1%
2,000	Ozborn-Hessey Logistics, 2nd Lien Term Loan, VAR, 10.500%, 10/08/16	1,780

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Building Products — 0.1%
290	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.146%, 02/07/14	209
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
5	VAR, 2.469%, 02/07/14	4
2,497	VAR, 2.503%, 02/07/14	1,798

		2,011

	Commercial Services & Supplies — 0.1%
350	Baker Corp., International, Term Loan, VAR, 5.000%, 06/01/18	333
423	Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16	405
800	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	696

		1,434

	Electrical Equipment — 0.0% (g)
25	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	24
393	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	379
150	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	144

		547

	Machinery — 0.0% (g)
350	Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	343

	Road & Rail — 0.0% (g)
	Swift Transportation Co., Term Loan,
538	VAR, 6.000%, 12/21/16	512
59	VAR, 6.000%, 12/21/16	56

		568

	Total Industrials	7,217

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
	Syniverse Holdings, Inc., Term Loan B,
397	VAR, 5.250%, 12/21/17	386
1	VAR, 5.250%, 12/21/17	1

		387

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Sensus USA, Inc., 1st Lien Term Loan,
298	VAR, 4.750%, 05/09/17	286
1	VAR, 5.750%, 05/09/17	2

		288

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	IT Services — 0.1%
	EVERTEC, Inc. Term Loan B1,
28	VAR, 5.250%, 09/30/16	26
863	VAR, 5.500%, 09/30/16	810
28	VAR, 5.500%, 09/30/16	27
3	VAR, 5.500%, 09/30/16	2
762	First Data Corp., Initial Tranche B-1, VAR, 2.967%, 09/24/14	670
525	First Data Corp., Initial Tranche B-3, VAR, 2.967%, 09/24/14	461

		1,996

	Total Information Technology	2,671

	Materials — 0.1%
	Chemicals — 0.1%
487	AZ Chem U.S., Inc., Term Loan, VAR, 4.750%, 11/21/16	470
620	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.496%, 05/15/14	590
	Nexeo Solutions, Term Loan,
115	VAR, 5.000%, 09/08/17	105
92	VAR, 5.000%, 09/08/17	85
92	VAR, 5.000%, 09/08/17	85
275	Om Group, Term Loan B, VAR, 5.750%, 08/01/17	269
	Styron, 1st Lien Term Loan,
536	VAR, 6.000%, 08/02/17	493
1	VAR, 6.000%, 08/02/17	1

		2,098

	Metals & Mining — 0.0% (g)
299	American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	287

	Total Materials	2,385

	Utilities — 0.2%
	Independent Power Producers & Energy Traders — 0.2%
	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan,
1,026	VAR, 4.706%, 10/10/17	754

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power Producers & Energy Traders — Continued
1,090	VAR, 4.772%, 10/10/17	801
1	VAR, 4.772%, 10/10/17	1
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
2,114	VAR, 3.706%, 10/10/14	1,606
3	VAR, 3.772%, 10/10/14	2

	Total Utilities	3,164

	Total Loan Participations & Assignments (Cost $54,865)	53,625

NUMBER OF WARRANTS

Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
65	expiring 7/10/16 (Strike Price $10.00) (a)	1,000
65	expiring 7/10/19 (Strike Price $18.33) (a)	691

	Total Warrants (Cost $2,389)	1,691

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
36,667	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $36,667)	36,667

	Total Investments — 99.4% (Cost $1,983,084)	2,059,563
	Other Assets in Excess of Liabilities — 0.6%	12,570

	NET ASSETS — 100.0%	$2,072,133

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
23	10 Year U.S. Treasury Note	12/20/11	2,968	(5)
7	2 Year U.S. Treasury Note	12/30/11	1,543	—	(h)
	Short Futures Outstanding
(7)	30 Year U.S. Treasury Bond	12/20/11	(952)	5
(2)	5 Year U.S. Treasury Note	12/30/11	(245)	—	(h)

				—	(h)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
250,000	EUR	Deutsche Bank AG	09/21/11	356	359	3
4,500,000	MXN	Barclays Bank plc	09/15/11	377	364	(13)
4,100,000	MXN	Deutsche Bank AG	09/15/11	340	332	(8)
100,000	ZAR	Barclays Bank plc	09/21/11	14	14	— (h)
				1,087	1,069	(18)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
250,000	EUR	Deutsche Bank AG	09/21/11	365	360	5
130,000	EUR	Barclays Bank plc	09/30/11	184	186	(2)
4,300,000	MXN	Citibank, N.A.	09/15/11	360	348	12
4,300,000	MXN	Deutsche Bank AG	09/15/11	357	348	9
1,880,000	ZAR	Citibank, N.A.	09/21/11	269	268	1
				1,535	1,510	25

Credit Default Swaps—Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Credit Suisse International:
CDX.NA.HY.16	5.000% quarterly	6/20/16	6.371%	8,000	343	331
Deutsche Bank AG, New York:
CDX.NA.HY.13	5.000% quarterly	12/20/14	4.939	12,000	(141)	758
Morgan Stanley Capital Services:
CDX.NA.HY.16	5.000% quarterly	6/20/16	6.371	8,000	343	240

					545	1,329

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps—Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Goldman Sachs Capital Management:
FSA Global Funding Ltd., 6.110%, 06/29/15	1.950% quarterly	3/20/13	6.580%	1,000	(64)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — 42.1%
	Agency CMO — 42.1%
	Federal Home Loan Mortgage Corp. REMICS,
98	Series 1343, Class LA, 8.000%, 08/15/22	117
666	Series 1367, Class K, 5.500%, 09/15/22	735
133	Series 1591, Class E, 10.000%, 10/15/23	147
1,152	Series 1633, Class Z, 6.500%, 12/15/23	1,248
1,431	Series 1694, Class PK, 6.500%, 03/15/24	1,547
6,496	Series 1785, Class A, 6.000%, 10/15/23	6,658
361	Series 1999, Class PU, 7.000%, 10/15/27	429
610	Series 2031, Class PG, 7.000%, 02/15/28	711
1,708	Series 2035, Class PC, 6.950%, 03/15/28	1,987
1,407	Series 2064, Class PD, 6.500%, 06/15/28 (m)	1,424
1,277	Series 2095, Class PE, 6.000%, 11/15/28	1,446
446	Series 2152, Class BD, 6.500%, 05/15/29	495
2,790	Series 2162, Class TH, 6.000%, 06/15/29	3,147
214	Series 2345, Class PQ, 6.500%, 08/15/16	225
1,358	Series 2367, Class ME, 6.500%, 10/15/31	1,508
3,351	Series 2480, Class EJ, 6.000%, 08/15/32	3,751
6,000	Series 2562, Class PG, 5.000%, 01/15/18	6,527
2,737	Series 2571, Class PV, 5.500%, 01/15/14	2,860
2,338	Series 2580, Class QM, 5.000%, 10/15/31	2,394
3,019	Series 2611, Class QZ, 5.000%, 05/15/33	3,423
3,858	Series 2630, Class KS, 4.000%, 01/15/17	3,918
672	Series 2647, Class A, 3.250%, 04/15/32	695
3,666	Series 2651, Class VZ, 4.500%, 07/15/18	3,908
9,000	Series 2656, Class BG, 5.000%, 10/15/32	9,830
4,434	Series 2684, Class PD, 5.000%, 03/15/29	4,453
2,500	Series 2688, Class DG, 4.500%, 10/15/23	2,741
8,588	Series 2727, Class PE, 4.500%, 07/15/32	9,338
2,632	Series 2749, Class TD, 5.000%, 06/15/21	2,688
6,000	Series 2773, Class TB, 4.000%, 04/15/19	6,439
391	Series 2780, Class TD, 5.000%, 04/15/28	391
7,450	Series 2841, Class AT, 4.000%, 08/15/19	8,029
2,601	Series 2882, Class QD, 4.500%, 07/15/34	2,817
6,342	Series 2915, Class MU, 5.000%, 01/15/35	7,080
3,586	Series 2927, Class GA, 5.500%, 10/15/34	3,999
374	Series 2929, Class PC, 5.000%, 01/15/28	374
5,500	Series 2931, Class QD, 4.500%, 02/15/20	6,117
9,137	Series 2976, Class HP, 4.500%, 01/15/33	9,579
10,600	Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,699
3,204	Series 3045, Class HN, 4.500%, 09/15/33	3,349
2,387	Series 3085, Class VS, HB, IF, 27.891%, 12/15/35	3,732
2,192	Series 3114, Class KB, 5.000%, 09/15/27	2,211
5,432	Series 3181, Class OP, PO, 07/15/36	4,938
4,500	Series 3188, Class GE, 6.000%, 07/15/26	5,044

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
15,609	Series 3325, Class JL, 5.500%, 06/15/37	17,128
6,000	Series 3341, Class PE, 6.000%, 07/15/37	7,090
7,000	Series 3413, Class B, 5.500%, 04/15/37	7,758
6,000	Series 3544, Class PC, 5.000%, 05/15/37	6,706
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,620
25,657	Series 3737, Class DG, 5.000%, 10/15/30	28,231
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,049
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,165
96	Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	20
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,586	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,967
2,935	Series T-54, Class 2A, 6.500%, 02/25/43	3,317
1,195	Series T-56, Class APO, PO, 05/25/43	925
1,175	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,324
	Federal National Mortgage Association Interest STRIPS,
3,670	Series 278, Class 1, VAR, 0.977%, 08/01/25	3,544
1,616	Series 278, Class 3, VAR, 1.052%, 11/01/23	1,566
2,344	Series 343, Class 23, IO, 4.000%, 10/01/18	212
	Federal National Mortgage Association REMICS,
131	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	150
61	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	65
321	Series 1993-110, Class H, 6.500%, 05/25/23	370
248	Series 1993-146, Class E, PO, 05/25/23	226
4,362	Series 1993-155, Class PJ, 7.000%, 09/25/23	4,996
46	Series 1993-205, Class H, PO, 09/25/23	39
67	Series 1993-217, Class H, PO, 08/25/23	59
53	Series 1993-228, Class G, PO, 09/25/23	46
1,469	Series 1994-37, Class L, 6.500%, 03/25/24	1,716
1,705	Series 1994-43, Class PJ, 6.350%, 12/25/23	1,725
5,270	Series 1994-51, Class PV, 6.000%, 03/25/24	5,906
1,038	Series 1994-62, Class PJ, 7.000%, 01/25/24	1,052
2,761	Series 1998-58, Class PC, 6.500%, 10/25/28	3,081
537	Series 2000-8, Class Z, 7.500%, 02/20/30	621
1,769	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	394
619	Series 2002-2, Class UC, 6.000%, 02/25/17	668
1,008	Series 2002-3, Class PG, 5.500%, 02/25/17	1,068
5,388	Series 2002-73, Class OE, 5.000%, 11/25/17	5,857
1,776	Series 2002-92, Class FB, VAR, 0.868%, 04/25/30	1,784

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	117

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,324	Series 2003-21, Class PZ, 4.500%, 03/25/33	8,138
2,346	Series 2003-35, Class MD, 5.000%, 11/25/16	2,359
601	Series 2003-67, Class SA, HB, IF, 44.080%, 10/25/31	1,217
5,000	Series 2003-74, Class VL, 5.500%, 11/25/22	5,453
20,000	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	21,764
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,548
10,000	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	10,893
16,000	Series 2004-7, Class JK, 4.000%, 02/25/19	17,117
3,588	Series 2004-46, Class QD, HB, IF, 23.126%, 03/25/34	5,041
3,934	Series 2004-54, Class FL, VAR, 0.618%, 07/25/34	3,936
7,753	Series 2004-60, Class PA, 5.500%, 04/25/34	8,465
835	Series 2005-16, Class LC, 5.500%, 05/25/28	838
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,696
2,689	Series 2005-29, Class AK, 4.500%, 04/25/35	2,835
5,051	Series 2005-58, Class EP, 5.500%, 07/25/35	5,630
7,000	Series 2005-62, Class DX, 5.000%, 05/25/34	7,671
4,859	Series 2005-83, Class LA, 5.500%, 10/25/35	5,477
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,168
15,630	Series 2006-3, Class SB, IF, IO, 6.482%, 07/25/35	2,469
26,953	Series 2006-51, Class FP, VAR, 0.568%, 03/25/36	26,848
1,060	Series 2006-69, Class SP, IF, 14.556%, 05/25/30	1,172
388	Series 2006-81, Class FA, VAR, 0.568%, 09/25/36	387
5,169	Series 2006-110, Class PO, PO, 11/25/36	4,742
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	8,983
1,920	Series 2009-89, Class A1, 5.410%, 05/25/35	2,203
1,717	Series 2010-4, Class SL, IF, 11.096%, 02/25/40	1,781
7,518	Series 2010-11, Class CB, 4.500%, 02/25/40	7,668
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,693
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,286
27	Series G92-35, Class EB, 7.500%, 07/25/22	31
288	Series G92-44, Class ZQ, 8.000%, 07/25/22	329
	Federal National Mortgage Association Whole Loan,
440	Series 1999-W4, Class A9, 6.250%, 02/25/29	501
3,201	Series 2002-W7, Class A4, 6.000%, 06/25/29	3,607
1,357	Series 2003-W1, Class 1A1, VAR, 6.333%, 12/25/42	1,615

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
655		Series 2003-W1, Class 2A, VAR, 7.181%, 12/25/42	776
4,088		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	4,509
4,890		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,732
4,840		Series 2009-W1, Class A, 6.000%, 12/25/49	5,430
		Government National Mortgage Association,
820		Series 1998-22, Class PD, 6.500%, 09/20/28	900
471		Series 1999-17, Class L, 6.000%, 05/20/29	517
4,614		Series 2001-10, Class PE, 6.500%, 03/16/31	5,227
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,392
34,619		Series 2003-59, Class XA, IO, VAR, 1.362%, 06/16/34	1,280
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,894
2,132		Series 2004-62, Class VA, 5.500%, 07/20/15	2,234
13,535		Series 2005-28, Class AJ, 5.500%, 04/20/35	15,253
12,466		Series 2008-40, Class SA, IF, IO, 6.192%, 05/16/38	2,517
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39	31,479
8,312		Series 2009-52, Class MA, 5.000%, 11/20/36	9,145
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,475

		Total Collateralized Mortgage Obligations (Cost $535,362)	582,914

Foreign Government Security — 0.4%
7,527		Israel Government AID Bond, (Israel), 09/15/19 (Cost $6,205)	6,251

Mortgage Pass-Through Securities — 7.3%
		Federal Home Loan Mortgage Corp.,
258		ARM, 2.308%, 01/01/27	271
32		ARM, 2.430%, 04/01/30	33
21		ARM, 2.610%, 02/01/19	22
14		ARM, 2.696%, 07/01/30	15
131		ARM, 2.929%, 03/01/18 - 08/01/18	136
3		ARM, 3.243%, 01/01/20	4
44		ARM, 3.250%, 06/01/18	44
125		ARM, 3.354%, 01/01/21	125
64		ARM, 3.548%, 11/01/18	66
3,012		ARM, 5.972%, 03/01/37	3,208
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
530		5.000%, 12/01/13 - 12/01/16	570
398		6.000%, 04/01/14	431
552		6.500%, 12/01/12 - 06/01/14	581
—	(h)	7.000%, 12/01/14	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
1,494		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	1,612
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,777		5.500%, 11/01/33	1,954
339		6.000%, 02/01/32	380
1,369		6.500%, 01/01/24 - 07/01/29	1,568
1,598		7.000%, 08/01/25 - 09/01/29 (m)	1,863
91		7.500%, 09/01/24 - 08/01/25	106
94		8.000%, 11/01/24 - 09/01/25	112
225		8.500%, 05/01/24 - 07/01/28	269
6		9.000%, 10/01/17 - 11/01/21	7
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
135		ARM, 2.588%, 11/01/27 - 08/01/41	138
109		ARM, 2.594%, 07/01/17	111
114		ARM, 2.624%, 11/01/40	119
170		ARM, 2.625%, 08/01/30	175
50		ARM, 2.725%, 06/01/29	51
41		ARM, 2.746%, 06/01/20	42
29		ARM, 2.750%, 06/01/17	29
90		ARM, 2.776%, 09/01/14	91
25		ARM, 2.875%, 09/01/17	25
19		ARM, 3.027%, 10/01/16	19
190		ARM, 3.125%, 06/01/15 - 01/01/29	196
6		ARM, 3.154%, 07/01/27	6
123		ARM, 3.475%, 08/01/19	123
10		ARM, 3.500%, 10/01/14	10
3		ARM, 3.575%, 11/01/16	3
104		ARM, 3.741%, 09/01/27	104
38		ARM, 3.825%, 08/01/19	39
27		ARM, 5.921%, 04/01/19	29
21		ARM, 6.000%, 12/01/18	21
		Federal National Mortgage Association, 15 Year, Single Family,
14,465		4.000%, 04/01/19 - 09/01/25	15,296
2,890		4.500%, 03/01/19	3,102
1,995		5.500%, 11/01/16 - 03/01/18	2,169
94		6.000%, 04/01/13 - 08/01/14	99
20		8.000%, 11/01/12	20
		Federal National Mortgage Association, 20 Year, Single Family,
1,391		5.000%, 11/01/23	1,525
1,653		6.000%, 03/01/22	1,831
60		7.500%, 06/01/14 - 07/01/14	65

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association, 30 Year, Single Family,
3,221	4.500%, 03/01/38	3,411
5,329	5.000%, 11/01/33	5,832
32,420	5.500%, 02/01/29 - 05/01/36 (m)	35,869
4,708	6.000%, 07/01/36	5,333
927	6.500%, 06/01/26 - 04/01/32	1,064
5,426	7.000%, 02/01/24 - 03/01/35	6,283
227	7.500%, 03/01/30 - 04/01/30	266
186	10.000%, 10/01/16 - 11/01/21	207
168	Federal National Mortgage Association, Other, 6.000%, 09/01/28	188
368	Government National Mortgage Association II, 30 Year, Single Family, 8.000%, 11/20/26 - 11/20/27	434
	Government National Mortgage Association, 30 Year, Single Family,
56	6.000%, 10/15/23	64
1,136	6.500%, 06/15/23 - 02/15/24 (m)	1,293
474	7.000%, 12/15/22 – 06/15/28	550
576	7.500%, 02/15/22 – 02/15/28	674
249	8.000%, 07/15/22 – 08/15/26	293
582	9.000%, 06/15/16 – 11/15/24	684
32	9.500%, 08/15/16 – 12/15/20	35

	Total Mortgage Pass-Through Securities (Cost $92,822)	101,295

U.S. Government Agency Securities — 20.4%
12,824	Federal Farm Credit Bank, 5.750%, 12/07/28	16,113
	Federal National Mortgage Association,
25,000	Zero Coupon, 10/09/19	18,632
10,000	6.250%, 05/15/29	13,381
	Federal National Mortgage Association STRIPS,
34,750	11/15/20	26,596
8,000	05/15/23	5,419
9,200	05/29/26	5,371
26,153	Financing Corp., Principal STRIPS, 12/06/18	22,563
	Residual Funding Corp., Principal STRIPS,
34,520	10/15/19	28,887
90,500	07/15/20	72,791
10,000	01/15/30	5,062
5,000	04/15/30	2,503
	Resolution Funding Corp. Interest STRIPS,
50,000	07/15/20	39,936
15,000	04/15/28	8,120
14,740	Tennessee Valley Authority Principal STRIPS, 12/15/17	12,939

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	119

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
4,500	Tennessee Valley Authority STRIPS, 07/15/16	4,161

	Total U.S. Government Agency Securities (Cost $219,307)	282,474

U.S. Treasury Obligations — 21.9%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	25,831
20,000	5.250%, 02/15/29	25,835
2,500	7.125%, 02/15/23	3,671
13,140	7.250%, 05/15/16	17,036
3,935	7.250%, 08/15/22	5,795
3,635	8.000%, 11/15/21	5,560
3,190	8.875%, 08/15/17	4,604
1,020	9.000%, 11/15/18	1,544
	U.S. Treasury Inflation Indexed Notes,
25,000	1.375%, 07/15/18	29,305
1,450	1.625%, 01/15/15	1,862
	U.S. Treasury Notes,
25,000	2.625%, 08/15/20	26,217
25,000	2.625%, 11/15/20	26,119
25,000	3.750%, 11/15/18	28,756
25,000	4.250%, 11/15/17	29,414
1,020	4.750%, 08/15/17	1,226
	U.S. Treasury STRIPS,
5,845	02/15/15	5,734
1,655	05/15/15	1,617
1,900	08/15/15	1,854
600	08/15/15	584
1,190	05/15/16	1,139
72,500	05/15/20	60,325

	Total U.S. Treasury Obligations (Cost $258,210)	304,028

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 7.5%
	Investment Company — 7.5%
104,030	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $104,030)	104,030

	Total Investments — 99.6% (Cost $1,215,936)	1,380,992
	Other Assets in Excess of Liabilities — 0.4%	5,061

	NET ASSETS — 100.0%	$1,386,053

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 0.1%
460	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.918%, 01/25/35 (f) (i)	24
220	GSAA Trust, Series 2006-3, Class A1, VAR, 0.298%, 03/25/36	105
	Long Beach Mortgage Loan Trust,
18	Series 2004-2, Class B, VAR, 3.718%, 06/25/34 (e) (f) (i)	17
102	Series 2004-5, Class M6, VAR, 2.718%, 09/25/34 (f) (i)	19
7,000	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	6,914

	Total Asset-Backed Securities (Cost $7,696)	7,079

Convertible Bond — 0.0% (g)
	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,839	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $1,839)	1,766

Corporate Bonds — 79.9%
	Consumer Discretionary — 20.8%
	Auto Components — 0.1%
51	Meritor, Inc., 8.750%, 03/01/12	52
3,280	Pittsburgh Glass Works LLC, 8.500%, 04/15/16 (e)	3,140
5,200	UCI International, Inc., 8.625%, 02/15/19	5,044

		8,236

	Automobiles — 1.1%
	Chrysler Group LLC/CG Co- Issuer, Inc.,
13,000	8.000%, 06/15/19 (e)	11,342
13,350	8.250%, 06/15/21 (e)	11,548
	Ford Holdings LLC,
37,822	9.300%, 03/01/30 (m)	46,661
7,750	9.375%, 03/01/20	8,875
	Ford Motor Co.,
5,500	7.450%, 07/16/31	6,030
325	7.500%, 08/01/26	327
4,545	7.750%, 06/15/43	4,559
3,425	8.900%, 01/15/32	3,932
3,529	9.215%, 09/15/21	4,039
6,228	9.980%, 02/15/47	7,481
	Motors Liquidation Co.,
50	06/01/49	21
9,300	0.000%, 09/01/25 (d)	70
6,000	0.000%, 05/23/48 (d)	45
34,006	0.000%, 07/15/33 (d)	255
12,550	0.000%, 06/15/24 (d)	94

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — Continued
3,415	0.000%, 03/15/36 (d)	21
973	5.250%, 03/06/32	399
953	6.250%, 07/15/33	391
10,255	6.750%, 05/01/28 (d)	77
246	7.250%, 04/15/41	101
284	7.250%, 07/15/41	116
548	7.250%, 02/15/52	225
404	7.375%, 05/15/48	166
47	7.375%, 10/01/51	19
25,800	7.700%, 04/15/16 (d)	193
20,000	8.250%, 07/15/23 (d)	150
3,000	Navistar International Corp., 8.250%, 11/01/21	3,105

		110,242

	Broadcasting & Cable TV — 3.1%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	1
1,450	8.125%, 07/15/03 (d)	1
3,175	9.375%, 11/15/09 (d)	2
3,500	10.875%, 10/01/10 (d)	2
	Cablevision Systems Corp.,
4,400	7.750%, 04/15/18	4,554
10,210	8.000%, 04/15/20	10,695
3,075	8.625%, 09/15/17	3,260
18,575	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	21,454
	CCO Holdings LLC/CCO Holdings Capital Corp.,
30,120	6.500%, 04/30/21	29,442
15,165	7.000%, 01/15/19	15,241
5,565	7.000%, 01/15/19 (e)	5,579
21,373	7.250%, 10/30/17	22,041
10,295	7.875%, 04/30/18	10,707
2,511	8.125%, 04/30/20	2,655
36,900	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	38,376
4,585	Charter Communications Operating LLC/Charter Communications Operating Capital, 10.875%, 09/15/14 (e)	4,946
	CSC Holdings LLC,
4,329	7.875%, 02/15/18	4,578
8,405	8.625%, 02/15/19	9,266
2,000	DISH DBS Corp., 7.125%, 02/01/16	2,040
10,500	Insight Communications Co., Inc., 9.375%, 07/15/18 (e)	11,996
5,450	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	5,504

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	121

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Broadcasting & Cable TV — Continued
23,117	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	23,348
	Sirius XM Radio, Inc.,
2,844	8.750%, 04/01/15 (e)	3,086
10,680	9.750%, 09/01/15 (e)	11,668
18,940	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	19,319
16,775	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	18,075
	XM Satellite Radio, Inc.,
5,353	7.625%, 11/01/18 (e)	5,474
14,328	13.000%, 08/01/13 (e)	16,083

		299,393

	Diversified Consumer Services — 0.8%
3,000	Carriage Services, Inc., 7.875%, 01/15/15	2,955
21,575	Knowledge Learning Corp., 7.750%, 02/01/15 (e) (m)	20,712
6,075	Mac-Gray Corp., 7.625%, 08/15/15	6,120
	Service Corp. International,
925	6.750%, 04/01/15	971
3,000	6.750%, 04/01/16	3,143
11,755	7.000%, 06/15/17 (m)	12,284
6,630	7.000%, 05/15/19	6,779
3,850	7.625%, 10/01/18	4,119
7,300	8.000%, 11/15/21	7,775
	Stewart Enterprises, Inc.,
6,435	3.125%, 07/15/14	6,411
5,625	3.375%, 07/15/16	5,541
3,445	6.500%, 04/15/19	3,350

		80,160

	Gaming — 4.5%
23,250	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	23,192
8,635	Boyd Gaming Corp., 9.125%, 12/01/18 (e)	8,052
8,250	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	8,889
	Chukchansi Economic Development Authority,
13,768	8.000%, 11/15/13 (e)	10,051
12,450	VAR, 3.917%, 11/15/12 (e)	9,119
	CityCenter Holdings LLC/CityCenter Finance Corp.,
3,325	7.625%, 01/15/16 (e)	3,234
40,397	PIK, 11.500%, 01/15/17 (e)	38,781
13,750	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	13,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gaming — Continued
2,575	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	2,936
	Isle of Capri Casinos, Inc.,
16,388	7.000%, 03/01/14 (m)	15,774
21,595	7.750%, 03/15/19 (e)	21,163
7,500	Mandalay Resort Group, 7.625%, 07/15/13	7,238
3,982	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	1,912
15,379	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	16,994
	MGM Resorts International,
1,728	6.625%, 07/15/15	1,555
4,340	7.500%, 06/01/16	3,852
44,321	7.625%, 01/15/17	40,221
1,000	9.000%, 03/15/20	1,067
20,375	10.000%, 11/01/16 (e)	20,579
15,150	11.375%, 03/01/18	16,400
	Peninsula Gaming LLC,
5,610	8.375%, 08/15/15	5,694
27,937	10.750%, 08/15/17	28,705
23,196	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	23,312
22,500	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	23,175
	San Pasqual Casino,
11,459	8.000%, 09/15/13 (e)	11,287
17,800	Seminole Hard Rock Entertainment, Inc., VAR, 2.747%, 03/15/14 (e)	16,020
9,085	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	8,926
16,700	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e) (m)	10,980
8,965	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	8,920
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7,980	7.750%, 08/15/20	8,718
1,250	7.875%, 11/01/17	1,363
12,420	7.875%, 05/01/20	13,320
7,600	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	7,942

		432,571

	Hotels, Restaurants & Leisure — 2.0%
11,800	AMC Entertainment, Inc., 8.750%, 06/01/19 (m)	11,888
42,327	Banc of America Large Loan, Inc., VAR, 1.957%, 11/15/15 (e)	37,747
5,150	Burger King Corp., 9.875%, 10/15/18	5,498

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
6,650	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	7,016
4,500	Cinemark USA, Inc., 8.625%, 06/15/19	4,725
4,930	CKE Holdings, Inc., PIK, 10.500%, 03/14/16 (e)	4,844
21,654	CKE Restaurants, Inc., 11.375%, 07/15/18	23,034
4,948	Dave & Buster’s, Inc., 11.000%, 06/01/18	5,146
7,670	DineEquity, Inc., 9.500%, 10/30/18	7,958
4,415	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	4,338
	Landry’s Restaurants, Inc.,
20,173	11.625%, 12/01/15 (e)	21,232
2,550	O’Charley’s, Inc., 9.000%, 11/01/13	2,505
3,250	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.875%, 04/15/17 (e)	3,161
7,940	Real Mex Restaurants, Inc., 14.000%, 01/01/13	6,392
	Royal Caribbean Cruises Ltd., (Liberia),
6,666	7.250%, 06/15/16	6,883
11,820	11.875%, 07/15/15 (m)	13,829
	Speedway Motorsports, Inc.,
2,250	6.750%, 02/01/19	2,137
7,500	8.750%, 06/01/16	7,913
	Universal City Development Partners Ltd./UCDP Finance, Inc.,
2,693	8.875%, 11/15/15	2,969
3,604	10.875%, 11/15/16	4,320
6,101	Wendy’s/Arby’s Restaurants LLC, 10.000%, 07/15/16	6,551

		190,086

	Household Durables — 1.1%
3,250	American Standard Americas, 10.750%, 01/15/16 (e)	2,633
6,100	Beazer Homes USA, Inc., 6.875%, 07/15/15	4,422
	D.R. Horton, Inc.,
353	5.625%, 09/15/14	357
4,648	6.500%, 04/15/16	4,683
25,355	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	22,629
	Lennar Corp.,
5,175	5.600%, 05/31/15	4,839
23,463	6.950%, 06/01/18	21,322
8,000	12.250%, 06/01/17	9,060
10,650	M/I Homes, Inc., 8.625%, 11/15/18	9,825

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — Continued
	Standard Pacific Corp.,
13,545	8.375%, 05/15/18	11,886
15,250	8.375%, 01/15/21	13,115
3,940	10.750%, 09/15/16	3,900

		108,671

	Internet & Catalog Retail — 0.1%
7,260	Affinion Group, Inc., 7.875%, 12/15/18	6,425

	Leisure Equipment & Products — 0.6%
43,349	Eastman Kodak Co., 9.750%, 03/01/18 (e)	37,497
11,375	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	11,204
11,440	Icon Health & Fitness, 11.875%, 10/15/16 (e)	10,868
2,412	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	2,418

		61,987

	Media — 4.1%
7,000	Allbritton Communications Co., 8.000%, 05/15/18	6,808
4,150	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	3,870
15,400	Block Communications, Inc., 8.250%, 12/15/15 (e)	15,535
3,500	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	3,535
2,000	Cengage Learning Acquisitions, Inc., 10.500%, 01/15/15 (e)	1,540
40,620	Clear Channel Communications, Inc., 9.000%, 03/01/21	32,699
	Clear Channel Worldwide Holdings, Inc.,
4,500	9.250%, 12/15/17	4,770
18,210	9.250%, 12/15/17	19,485
	DISH DBS Corp.,
24,965	6.750%, 06/01/21 (e)	25,152
19,515	7.875%, 09/01/19	20,735
2,985	Entravision Communications Corp., 8.750%, 08/01/17	2,910
4,288	Fisher Communications, Inc., 8.625%, 09/15/14	4,192
	Gannett Co., Inc.,
4,510	7.125%, 09/01/18 (e)	4,296
3,975	8.750%, 11/15/14	4,263
1,348	9.375%, 11/15/17	1,449
4,714	10.000%, 04/01/16	5,185
	Intelsat Jackson Holdings S.A., (Luxembourg),
7,940	7.250%, 10/15/20 (e)	7,622

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	123

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — Continued
5,250	8.500%, 11/01/19	5,447
	Intelsat Luxembourg S.A., (Luxembourg),
92,034	PIK, 12.500%, 02/04/17 (e)	89,388
3,045	Interactive Data Corp., 10.250%, 08/01/18	3,289
1,000	Lamar Media Corp., 7.875%, 04/15/18	1,012
406	LIN Television Corp., 6.500%, 05/15/13	394
15,240	McClatchy Co. (The), 11.500%, 02/15/17	14,707
22,525	Media General, Inc., 11.750%, 02/15/17	18,752
5,850	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	5,909
	Nexstar Broadcasting, Inc.,
4,560	7.000%, 01/15/14	4,469
4,850	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	4,971
8,705	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (e)	8,988
3,750	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	3,778
7,745	Radio One, Inc., PIK, 15.000%, 05/24/16 (e)	7,299
5,500	RadioShack Corp., 6.750%, 05/15/19 (e)	5,143
13,862	Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	14,884
19,000	Univision Communications, Inc., 6.875%, 05/15/19 (e)	17,575
10,415	Valassis Communications, Inc., 6.625%, 02/01/21	9,868
	WMG Acquisition Corp.,
8,170	9.500%, 06/15/16 (e)	8,333
6,000	11.500%, 10/01/18 (e)	5,460

		393,712

	Multiline Retail — 1.0%
11,445	HSN, Inc., 11.250%, 08/01/16	12,589
	QVC, Inc.,
2,425	7.125%, 04/15/17 (e)	2,534
12,425	7.375%, 10/15/20 (e)	13,357
14,550	7.500%, 10/01/19 (e)	15,678
58,475	Sears Holdings Corp., 6.625%, 10/15/18 (e)	48,534

		92,692

	Specialty Retail — 2.1%
1,900	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	1,815
9,150	ACE Hardware Corp., 9.125%, 06/01/16 (e)	9,608
4,118	Asbury Automotive Group, Inc., 8.375%, 11/15/20	4,046
11,950	Claire’s Stores, Inc., 8.875%, 03/15/19	10,202

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — Continued
13,327	Gymboree Corp., 9.125%, 12/01/18	11,528
11,425	J. Crew Group, Inc., 8.125%, 03/01/19	10,197
15,000	Limited Brands, Inc., 6.625%, 04/01/21	15,188
	Michaels Stores, Inc.,
16,815	7.750%, 11/01/18	15,911
12,665	11.375%, 11/01/16	13,140
48,074	SUB, 11/01/16	49,035
	Nebraska Book Co., Inc.,
13,173	8.625%, 03/15/12 (d)	8,035
3,907	10.000%, 12/01/11	3,702
1,500	Needle Merger Sub Corp., 8.125%, 03/15/19 (e)	1,395
11,850	Penske Automotive Group, Inc., 7.750%, 12/15/16 (m)	11,998
19,420	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	18,837
9,950	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	10,149

		194,786

	Textiles, Apparel & Luxury Goods — 0.2%
2,805	Broder Brothers Co., PIK, 12.000%, 10/15/13 (e)	2,798
17,391	Quiksilver, Inc., 6.875%, 04/15/15 (m)	16,304

		19,102

	Total Consumer Discretionary	1,998,063

	Consumer Staples — 3.4%
	Beverages — 0.2%
	Constellation Brands, Inc.,
2,900	7.250%, 09/01/16	3,085
5,375	7.250%, 05/15/17	5,697
6,240	8.375%, 12/15/14	6,927
1,120	Cott Beverages, Inc., 8.125%, 09/01/18	1,159

		16,868

	Food & Staples Retailing — 1.5%
22,665	Ingles Markets, Inc., 8.875%, 05/15/17 (m)	23,572
	Rite Aid Corp.,
24,990	7.500%, 03/01/17 (m)	24,303
20,800	9.500%, 06/15/17	18,200
13,400	9.750%, 06/12/16	14,388
9,050	10.250%, 10/15/19	9,480
8,750	10.375%, 07/15/16	9,176
	SUPERVALU, Inc.,
15,525	7.500%, 11/15/14	15,525

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food & Staples Retailing — Continued
33,850	8.000%, 05/01/16	33,173

		147,817

	Food Products — 1.0%
5,272	Chiquita Brands International, Inc., 7.500%, 11/01/14 (m)	5,272
2,000	Dean Foods Co., 7.000%, 06/01/16	1,900
11,690	Del Monte Foods Co., 7.625%, 02/15/19 (e)	11,602
309	Dole Food Co., Inc., 13.875%, 03/15/14	359
2,418	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	2,128
	JBS USA LLC/JBS USA Finance, Inc.,
19,500	7.250%, 06/01/21 (e)	17,721
7,754	11.625%, 05/01/14	8,607
1,000	Michael Foods, Inc., 9.750%, 07/15/18	1,050
25,345	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (e)	21,543
8,250	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	7,528
	Smithfield Foods, Inc.,
8,285	7.750%, 07/01/17	8,668
435	10.000%, 07/15/14	492
7,014	Tyson Foods, Inc., 6.850%, 04/01/16 (m)	7,601

		94,471

	Household Products — 0.3%
5,160	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	4,541
19,814	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	21,474

		26,015

	Personal Products — 0.1%
18,695	American Achievement Corp., 10.875%, 04/15/16 (e)	14,956

	Tobacco — 0.3%
22,705	Alliance One International, Inc., 10.000%, 07/15/16	20,520
7,000	Vector Group Ltd., 11.000%, 08/15/15	7,227

		27,747

	Total Consumer Staples	327,874

	Energy — 10.9%
	Energy Equipment & Services — 1.8%
10,665	Cie Generale de Geophysique- Veritas, (France), 6.500%, 06/01/21 (e)	10,025
7,343	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	7,123
6,247	Global Geophysical Services, Inc., 10.500%, 05/01/17	6,325
5,513	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e) (m)	5,623

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — Continued
10,725	Key Energy Services, Inc., 6.750%, 03/01/21	10,510
20,505	McJunkin Red Man Corp., 9.500%, 12/15/16	20,608
27,200	Ocean Rig UDW, Inc., 9.500%, 04/27/16	24,752
22,000	Oil States International, Inc., 6.500%, 06/01/19 (e)	22,000
11,000	PHI, Inc., 8.625%, 10/15/18	10,973
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21 (e)	5,550
9,845	6.625%, 11/15/20	9,968
16,200	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	15,228
21,500	Sevan Marine ASA, (Norway), VAR, 3.417%, 05/14/13 (e)	15,050
7,930	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	8,089

		171,824

	Oil, Gas & Consumable Fuels — 9.1%
	Alpha Natural Resources, Inc.,
9,675	6.000%, 06/01/19	9,457
8,925	6.250%, 06/01/21	8,736
14,950	Alta Mesa Holdings/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	14,202
	AmeriGas Partners LP/AmeriGas Finance Corp.,
10,125	6.250%, 08/20/19	9,846
6,270	6.500%, 05/20/21	6,145
5,755	Antero Resources Finance Corp., 9.375%, 12/01/17	6,100
	Arch Coal, Inc.,
13,000	7.000%, 06/15/19 (e)	12,805
4,870	7.250%, 10/01/20	4,797
13,000	7.250%, 06/15/21 (e)	12,805
41,857	Bill Barrett Corp., 9.875%, 07/15/16 (m)	45,938
	Brigham Exploration Co.,
5,700	6.875%, 06/01/19 (e)	5,657
17,920	8.750%, 10/01/18	19,533
6,385	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 05/01/19 (e)	6,162
	Chesapeake Energy Corp.,
15,065	6.125%, 02/15/21	15,291
2,100	6.625%, 08/15/20	2,194
7,560	6.875%, 08/15/18	7,900
8,120	6.875%, 11/15/20	8,567
6,880	7.250%, 12/15/18	7,396
10,775	9.500%, 02/15/15	12,176
18,587	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	20,446

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	125

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
11,455	8.250%, 12/15/17	11,799
8,310	8.500%, 12/15/19	8,497
37,653	Comstock Resources, Inc., 8.375%, 10/15/17	38,783
	Concho Resources, Inc.,
7,855	6.500%, 01/15/22	7,894
7,304	7.000%, 01/15/21	7,487
	Consol Energy, Inc.,
1,410	6.375%, 03/01/21 (e)	1,399
6,055	8.000%, 04/01/17	6,441
7,825	8.250%, 04/01/20	8,412
3,575	Continental Resources, Inc., 7.125%, 04/01/21	3,682
13,993	Denbury Resources, Inc., 8.250%, 02/15/20	14,745
	El Paso Corp.,
4,950	6.500%, 09/15/20	5,346
4,305	6.875%, 06/15/14	4,795
950	7.000%, 06/15/17	1,056
3,869	7.250%, 06/01/18	4,286
4,800	El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	5,451
2,000	Encore Acquisition Co., 9.500%, 05/01/16	2,190
7,870	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19	7,398
	Ferrellgas LP/Ferrellgas Finance Corp.,
7,200	6.500%, 05/01/21	6,462
3,750	9.125%, 10/01/17	3,844
10,870	Foresight Energy LLC/Foresight Energy Corp., 9.625%, 08/15/17 (e)	10,924
	Forest Oil Corp.,
35,123	7.250%, 06/15/19 (m)	34,772
8,165	8.500%, 02/15/14	8,736
	Frontier Oil Corp.,
4,250	6.875%, 11/15/18	4,377
7,355	8.500%, 09/15/16	7,760
	Hilcorp Energy I LP/Hilcorp Finance Co.,
14,605	7.625%, 04/15/21 (e)	14,751
9,410	8.000%, 02/15/20 (e)	9,786
	Holly Energy Partners LP/Holly Energy Finance Corp.,
11,575	6.250%, 03/01/15 (m)	11,344
5,700	8.250%, 03/15/18	5,899
7,270	HollyFrontier Corp., 9.875%, 06/15/17	7,961
	Inergy LP/Inergy Finance Corp.,
10,525	6.875%, 08/01/21 (e)	10,104
14,000	7.000%, 10/01/18	13,615

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
5,325	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	5,085
13,403	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	13,738
	Newfield Exploration Co.,
6,180	6.625%, 09/01/14	6,227
10,265	6.875%, 02/01/20	10,624
3,675	7.125%, 05/15/18	3,822
	NFR Energy LLC/NFR Energy Finance Corp.,
28,141	9.750%, 02/15/17 (e)	25,045
7,500	Patriot Coal Corp., 8.250%, 04/30/18	7,050
	Penn Virginia Corp.,
2,025	7.250%, 04/15/19	1,934
17,277	10.375%, 06/15/16 (m)	18,832
4,800	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	4,680
16,000	Petrohawk Energy Corp., 6.250%, 06/01/19 (e)	18,600
7,000	Pioneer Drilling Co., 9.875%, 03/15/18	7,315
	Pioneer Natural Resources Co.,
2,499	5.875%, 07/15/16	2,614
4,635	6.650%, 03/15/17	4,999
4,950	6.875%, 05/01/18	5,362
15,897	7.500%, 01/15/20	17,811
	Plains Exploration & Production Co.,
5,040	7.625%, 04/01/20	5,241
7,475	10.000%, 03/01/16	8,260
18,154	QEP Resources, Inc., 6.875%, 03/01/21	19,062
	Range Resources Corp.,
8,330	5.750%, 06/01/21	8,372
1,080	6.750%, 08/01/20	1,131
3,270	7.250%, 05/01/18	3,466
2,000	7.500%, 10/01/17	2,115
2,000	8.000%, 05/15/19	2,175
12,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	12,030
19,399	SM Energy Co., 6.625%, 02/15/19 (e)	19,399
	Swift Energy Co.,
16,772	7.125%, 06/01/17	16,604
12,536	8.875%, 01/15/20	13,288
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
15,310	6.875%, 02/01/21 (e)	15,157
9,090	7.875%, 10/15/18	9,544
10,956	8.250%, 07/01/16	11,449

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
6,375	Unit Corp., 6.625%, 05/15/21	6,248
7,000	Venoco, Inc., 8.875%, 02/15/19	6,265
18,776	W&T Offshore, Inc., 8.500%, 06/15/19 (e)	18,776
	Western Refining, Inc.,
5,967	11.250%, 06/15/17 (e)	6,534
9,872	VAR, 10.750%, 06/15/14 (e)	10,415
3,280	Whiting Petroleum Corp., 6.500%, 10/01/18	3,280

		878,698

	Total Energy	1,050,522

	Financials — 9.9%
	Capital Markets — 0.0% (g)
4,320	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,320

	Commercial Banks — 1.7%
	Bank of America Corp.,
3,550	5.625%, 07/01/20	3,595
45,644	VAR, 8.000%, 01/30/18 (x)	43,157
20,195	VAR, 8.125%, 05/15/18 (x)	19,094
1,100	BankAmerica Capital II, 8.000%, 12/15/26	1,094
12,575	BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	12,324
	Barclays Bank plc, (United Kingdom),
6,175	VAR, 5.926%, 12/15/16 (e) (m) (x)	5,064
17,350	VAR, 7.434%, 12/15/17 (e) (m) (x)	15,615
12,671	Countrywide Capital III, 8.050%, 06/15/27	12,671
1,922	NB Capital Trust II, 7.830%, 12/15/26	1,884
4,750	NB Capital Trust IV, 8.250%, 04/15/27	4,750
52,588	Wachovia Capital Trust III, VAR, 5.570%, 10/03/11 (m) (x)	46,014

		165,262

	Consumer Finance — 2.3%
	Ally Financial, Inc.,
22,325	6.250%, 12/01/17	21,475
6,100	7.500%, 09/15/20	5,993
79,739	8.000%, 11/01/31	77,945
	Ford Motor Credit Co. LLC,
2,100	5.000%, 05/15/18	2,038
8,250	5.750%, 02/01/21	8,226
5,525	6.625%, 08/15/17	5,784
5,500	8.000%, 06/01/14 (m)	5,948
29,945	8.000%, 12/15/16 (m)	33,221
10,500	8.125%, 01/15/20	11,736
6,850	8.700%, 10/01/14	7,590

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
47,079	Springleaf Finance Corp., 6.900%, 12/15/17	39,782

		219,738

	Diversified Financial Services — 2.4%
7,610	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	7,172
3,500	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	3,684
6,495	Cardtronics, Inc., 8.250%, 09/01/18	6,820
	CIT Group, Inc.,
32,570	6.625%, 04/01/18 (e)	32,570
15,600	7.000%, 05/02/16 (e)	15,522
22,815	7.000%, 05/02/17 (e)	22,530
	CNG Holdings, Inc.,
5,750	12.250%, 02/15/15 (e)	6,124
1,300	13.750%, 08/15/15 (e)	1,384
5,695	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	5,809
	Deluxe Corp.,
2,258	7.000%, 03/15/19 (e)	2,230
8,132	7.375%, 06/01/15	8,193
10,878	Highland Ranch, 6.700%, 09/01/20 (f) (i)	10,062
9,885	ILFC E-Capital Trust I, VAR, 5.740%, 12/21/65 (e)	7,145
12,270	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	9,570
	International Lease Finance Corp.,
13,040	6.250%, 05/15/19	11,802
16,960	8.250%, 12/15/20	17,257
700	8.625%, 09/15/15	714
13,045	8.750%, 03/15/17	13,404
10,600	8.875%, 09/01/17	10,838
10,165	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	203
1,115	Speedy Cash, Inc., 10.750%, 05/15/18 (e)	1,115
5,851	SquareTwo Financial Corp., 11.625%, 04/01/17	5,763
12,950	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	13,047
19,950	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	19,651

		232,609

	Insurance — 2.5%
32,940	American International Group, Inc., VAR, 8.175%, 05/15/58	32,703
26,550	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	23,762
8,509	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	8,849

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	127

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
34,242	HUB International Holdings, Inc., 10.250%, 06/15/15 (e) (m)	32,444
	Liberty Mutual Group, Inc.,
17,175	7.800%, 03/15/37 (e)	16,145
78,067	VAR, 10.750%, 06/15/58 (e)	96,022
2,500	Stoneheath RE, (Cayman Islands), VAR, 6.868%, 10/15/11 (x)	2,275
	USI Holdings Corp.,
17,386	9.750%, 05/15/15 (e) (m)	16,430
8,455	VAR, 4.161%, 11/15/14 (e)	7,567
5,500	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	4,854

		241,051

	Real Estate Investment Trusts (REITs) — 0.9%
15,100	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.750%, 02/15/19	15,025
14,425	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	14,101
27,230	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	23,554
10,086	DuPont Fabros Technology LP, 8.500%, 12/15/17	10,641
12,229	First Industrial LP, 6.420%, 06/01/14	12,728
	Host Hotels & Resorts LP,
8,500	6.000%, 11/01/20	8,266
790	6.875%, 11/01/14	807
5,000	9.000%, 05/15/17	5,475

		90,597

	Real Estate Management & Development — 0.1%
9,190	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	8,788

	Total Financials	962,365

	Health Care — 5.0%
	Biotechnology — 0.0% (g)
1,925	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	2,103

	Health Care Equipment & Supplies — 0.2%
13,650	Biomet, Inc., 10.000%, 10/15/17 (m)	14,298
3,500	Teleflex, Inc., 6.875%, 06/01/19	3,474
2,286	VWR Funding, Inc., 10.750%, 06/30/17 (e)	2,218

		19,990

	Health Care Providers & Services — 3.5%
6,936	Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	6,780
10,825	CDRT Merger Sub, Inc., 8.125%, 06/01/19 (e)	10,094
43,531	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	44,130

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — Continued
	DaVita, Inc.,
8,500	6.375%, 11/01/18	8,351
8,450	6.625%, 11/01/20	8,281
	Fresenius Medical Care U.S. Finance, Inc.,
6,000	5.750%, 02/15/21 (e)	5,760
8,669	6.875%, 07/15/17	9,037
	HCA, Inc.,
3,716	5.750%, 03/15/14	3,679
2,550	6.300%, 10/01/12 (m)	2,588
5,553	6.375%, 01/15/15	5,456
21,135	6.500%, 02/15/20	21,373
1,275	6.750%, 07/15/13	1,300
5,275	7.250%, 09/15/20	5,420
16,070	7.500%, 02/15/22	15,909
8,556	8.500%, 04/15/19	9,326
3,765	9.875%, 02/15/17	4,123
8,992	Health Management Associates, Inc., 6.125%, 04/15/16	8,767
32,800	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (e)	28,700
14,210	inVentiv Health, Inc., 10.000%, 08/15/18 (e)	12,825
5,250	Kindred Healthcare, Inc., 8.250%, 06/01/19 (e)	4,672
5,200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	5,070
18,600	Multiplan, Inc., 9.875%, 09/01/18 (e)	18,879
6,395	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	6,139
	Omnicare, Inc.,
8,501	6.875%, 12/15/15	8,671
5,418	7.750%, 06/01/20	5,526
8,400	OnCure Holdings, Inc., 11.750%, 05/15/17	7,581
8,100	Radiation Therapy Services, Inc., 9.875%, 04/15/17	7,492
5,468	Select Medical Corp., 7.625%, 02/01/15	5,031
	Tenet Healthcare Corp.,
13,394	8.875%, 07/01/19	14,198
425	9.000%, 05/01/15	451
425	10.000%, 05/01/18	467
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
11,862	7.750%, 02/01/19	11,120
33,350	8.000%, 02/01/18	31,766
	Ventas Realty LP/Ventas Capital Corp.,
1,899	6.500%, 06/01/16	1,959
3,000	6.750%, 04/01/17	3,130

		344,051

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Pharmaceuticals — 1.3%
14,378	Catalent Pharma Solutions, Inc., PIK, 9.500%, 04/15/15	13,300
10,120	Celtic Pharma Phinco B.V., PIK, 17.000%, 06/15/12 (f) (i)	3,960
	Elan Finance plc/Elan Finance Corp., (Ireland),
38,600	8.750%, 10/15/16	39,951
	Endo Pharmaceuticals Holdings, Inc.,
4,500	7.000%, 07/15/19 (e)	4,556
6,000	7.250%, 01/15/22 (e)	6,120
3,650	Giant Funding Corp., 8.250%, 02/01/18 (e)	3,650
16,802	Mylan, Inc., 7.875%, 07/15/20 (e)	17,978
	Valeant Pharmaceuticals International,
9,225	6.500%, 07/15/16 (e)	8,764
5,450	6.750%, 10/01/17 (e)	5,069
9,400	6.875%, 12/01/18 (e)	8,648
10,570	7.000%, 10/01/20 (e)	9,566
950	7.250%, 07/15/22 (e)	845

		122,407

	Total Health Care	488,551

	Industrials — 8.3%
	Aerospace & Defense — 1.3%
6,380	Alliant Techsystems, Inc., 6.875%, 09/15/20	6,364
6,575	BE Aerospace, Inc., 6.875%, 10/01/20	6,740
5,750	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	3,709
16,465	CPI International, Inc., 8.000%, 02/15/18	14,819
	Esterline Technologies Corp.,
4,910	6.625%, 03/01/17	4,984
1,565	7.000%, 08/01/20	1,631
1,250	Hexcel Corp., 6.750%, 02/01/15	1,272
	Huntington Ingalls Industries, Inc.,
13,022	6.875%, 03/15/18 (e)	12,241
7,270	7.125%, 03/15/21 (e)	6,834
	Kratos Defense & Security Solutions, Inc.,
17,990	10.000%, 06/01/17	18,485
7,100	10.000%, 06/01/17 (e)	7,224
2,777	Moog, Inc., 7.250%, 06/15/18	2,867
	Spirit Aerosystems, Inc.,
13,558	6.750%, 12/15/20	13,524
4,500	7.500%, 10/01/17	4,646
	Triumph Group, Inc.,
9,066	8.000%, 11/15/17	9,360
8,380	8.625%, 07/15/18	8,925

		123,625

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — 1.1%
384	American Airlines Pass Through Trust 2001-01, 7.377%, 05/23/19	280
2,483	American Airlines Pass Through Trust 2011-01, 7.000%, 01/31/18 (e)	2,136
13,601	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	13,465
2,002	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	2,082
12,644	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	13,087
2,561	Continental Airlines 2006-1 Class G Pass-Through Trust, VAR, FGIC, 0.603%, 06/02/13	2,420
5,386	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,009
600	Continental Airlines 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	561
3,200	Continental Airlines, Inc., 6.750%, 09/15/15 (e)	3,120
	Delta Air Lines, Inc.,
4,983	8.021%, 08/10/22	4,984
6,419	8.954%, 08/10/14	6,483
602	9.500%, 09/15/14 (e)	617
417	9.750%, 12/17/16	428
	Northwest Airlines, Inc.,
32,657	7.027%, 11/01/19	32,657
1,933	8.028%, 11/01/17	1,953
1,276	UAL 2007-1 Class C Pass- Through Trust, VAR, 2.647%, 07/02/14	1,123
	UAL 2007-1 Pass-Through Trust,
8,007	6.636%, 07/02/22	8,027
988	7.336%, 07/02/19	889
4,429	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	4,850

		104,171

	Building Products — 0.7%
5,460	Associated Materials LLC, 9.125%, 11/01/17	4,805
	Building Materials Corp. of America,
12,540	6.750%, 05/01/21 (e)	12,007
19,475	6.875%, 08/15/18 (e)	19,086
5,265	7.000%, 02/15/20 (e)	5,265
8,225	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	7,793
567	Masco Corp., 5.850%, 03/15/17	564
15,300	Nortek, Inc., 8.500%, 04/15/21 (e)	13,081

		62,601

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	129

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Services & Supplies — 1.2%
5,975	B-Corp. Merger Sub, Inc., 8.250%, 06/01/19 (e)	5,557
	Cenveo Corp.,
27,503	8.875%, 02/01/18	22,277
7,250	10.500%, 08/15/16 (e)	6,308
	FTI Consulting, Inc.,
8,500	6.750%, 10/01/20	8,383
2,000	7.750%, 10/01/16	2,035
12,104	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	12,407
4,345	Geo Group, Inc. (The), 6.625%, 02/15/21	4,280
	Harland Clarke Holdings Corp.,
8,297	9.500%, 05/15/15	6,762
25,740	VAR, 6.000%, 05/15/15	19,176
	Iron Mountain, Inc.,
2,938	8.000%, 06/15/20	3,004
631	8.375%, 08/15/21	653
3,205	8.750%, 07/15/18	3,285
2,485	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	2,616
2,465	Mobile Mini, Inc., 7.875%, 12/01/20	2,397
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 11/15/13 (d)	183
6,815	6.500%, 08/01/27 (d)	150
3,825	9.750%, 01/15/15 (d)	84
	R.R. Donnelley & Sons Co.,
8,100	7.250%, 05/15/18	7,411
4,150	7.625%, 06/15/20	3,839
5,210	WCA Waste Corp., 7.500%, 06/15/19 (e)	5,210

		116,017

	Construction & Engineering — 0.8%
2,200	Dycom Investments, Inc., 7.125%, 01/15/21	2,178
2,580	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (e)	2,451
1,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	885
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
13,240	8.250%, 02/01/21	12,346
12,919	9.500%, 12/01/14 (m)	12,919
9,400	Tutor Perini Corp., 7.625%, 11/01/18	8,272
	United Rentals North America, Inc.,
11,750	8.375%, 09/15/20	10,722
12,250	9.250%, 12/15/19 (m)	12,771
8,865	10.875%, 06/15/16	9,707

		72,251

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electrical Equipment — 0.2%
	Belden, Inc.,
5,358	7.000%, 03/15/17	5,358
5,315	9.250%, 06/15/19	5,634
5,910	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	6,028

		17,020

	Environmental Services — 0.1%
	Casella Waste Systems, Inc.,
2,395	7.750%, 02/15/19 (e)	2,305
7,455	11.000%, 07/15/14	7,986

		10,291

	Industrial Conglomerates — 0.4%
1,350	Dynacast International LLC/Dynacast Finance, Inc., 9.250%, 07/15/19 (e)	1,286
26,680	JB Poindexter & Co., Inc., 8.750%, 03/15/14 (m)	26,413
12,725	Trimas Corp., 9.750%, 12/15/17 (m)	13,680

		41,379

	Machinery — 0.4%
5,440	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	5,399
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	9,023
3,995	Columbus McKinnon Corp., 7.875%, 02/01/19	3,935
4,778	Commercial Vehicle Group, Inc., 7.875%, 04/15/19 (e)	4,563
3,000	Griffon Corp., 7.125%, 04/01/18	2,835
	SPX Corp.,
5,175	6.875%, 09/01/17	5,395
1,325	7.625%, 12/15/14	1,428
4,550	Thermadyne Holdings Corp., 9.000%, 12/15/17	4,618
8,165	Titan International, Inc., 7.875%, 10/01/17	8,573

		45,769

	Marine — 1.1%
14,590	ACL I Corp., PIK, 11.375%, 02/15/16 (e)	12,183
9,400	Bluewater Holding B.V., (Netherlands), VAR, 3.250%, 07/17/14 (e)	7,050
26,540	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	12,076
16,808	Commercial Barge Line Co., 12.500%, 07/15/17	18,258
22,860	General Maritime Corp., 12.000%, 11/15/17	12,001
4,537	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	3,783

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Marine — Continued
25,881	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	23,940
6,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	5,250
13,580	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	13,274

		107,815

	Road & Rail — 1.0%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,475	7.750%, 05/15/16	4,436
9,075	8.250%, 01/15/19	8,780
16,295	9.625%, 03/15/18	16,661
	Hertz Corp. (The),
7,127	6.750%, 04/15/19 (e)	6,646
2,298	7.500%, 10/15/18 (e)	2,252
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
5,975	6.125%, 06/15/21 (e)	5,960
5,873	6.625%, 12/15/20 (e)	6,108
4,484	Kansas City Southern Railway, 8.000%, 06/01/15 (m)	4,764
10,515	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/01/18	10,502
23,824	RailAmerica, Inc., 9.250%, 07/01/17	25,730

		91,839

	Total Industrials	792,778

	Information Technology — 4.0%
	Communications Equipment — 0.7%
	Avaya, Inc.,
14,925	7.000%, 04/01/19 (e)	13,432
39,750	9.750%, 11/01/15	33,788
17,145	Brightstar Corp., 9.500%, 12/01/16 (e)	17,659
	EH Holding Corp.,
5,340	6.500%, 06/15/19 (e)	5,340
2,355	7.625%, 06/15/21 (e)	2,343

		72,562

	Computers & Peripherals — 0.5%
7,390	Seagate HDD, (Cayman Islands), 6.875%, 05/01/20	7,076
	Seagate HDD Cayman, (Cayman Islands),
4,665	7.000%, 11/01/21 (e)	4,409
13,570	7.750%, 12/15/18 (e)	13,468

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Computers & Peripherals — Continued
18,075	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	18,346
8,193	Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., (Bermuda), 12.000%, 03/29/15	7,251

		50,550

	Electronic Equipment, Instruments & Components — 0.5%
15,559	Intcomex, Inc., 13.250%, 12/15/14	15,170
12,358	Kemet Corp., 10.500%, 05/01/18	13,161
3,200	Sanmina-SCI Corp., VAR, 2.997%, 06/15/14 (e)	3,088
2,219	Smart Modular Technologies WWH, Inc., (Cayman Islands), VAR, 5.746%, 04/01/12 (f) (i)	2,219
9,527	Viasystems, Inc., 12.000%, 01/15/15 (e)	10,444

		44,082

	Internet Software & Services — 0.2%
14,000	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	13,510
	Equinix, Inc.,
1,200	7.000%, 07/15/21	1,218
7,225	8.125%, 03/01/18	7,658

		22,386

	IT Services — 0.9%
625	Compucom Systems, Inc., 12.500%, 10/01/15 (e)	630
	First Data Corp.,
4,795	8.250%, 01/15/21 (e)	4,100
1,080	8.875%, 08/15/20 (e)	1,069
1,073	9.875%, 09/24/15	982
25,067	12.625%, 01/15/21 (e)	23,688
24,020	iGate Corp., 9.000%, 05/01/16 (e)	22,699
22,490	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	19,117
15,310	Stream Global Services, Inc., 11.250%, 10/01/14	15,693
2,395	Unisys Corp., 12.750%, 10/15/14 (e)	2,682

		90,660

	Semiconductors & Semiconductor Equipment — 1.1%
	Advanced Micro Devices, Inc.,
9,370	7.750%, 08/01/20	9,511
11,200	8.125%, 12/15/17	11,508
	Amkor Technology, Inc.,
13,120	6.625%, 06/01/21 (e)	12,201
10,090	7.375%, 05/01/18	10,166

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	131

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
	Freescale Semiconductor, Inc.,
22,425	8.050%, 02/01/20	21,416
8,000	9.250%, 04/15/18 (e)	8,420
8,169	10.125%, 03/15/18 (e)	8,863
1,009	10.750%, 08/01/20	1,057
18,478	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	16,214
	NXP B.V./NXP Funding LLC, (Netherlands),
1,100	9.750%, 08/01/18 (e)	1,158
5,270	VAR, 2.999%, 10/15/13 (e)	5,112
2,850	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	2,993

		108,619

	Software — 0.1%
2,500	Audatex North America, Inc., 6.750%, 06/15/18 (e)	2,456
4,070	Lawson Software, Inc., 11.500%, 07/15/18 (e)	3,724

		6,180

	Total Information Technology	395,039

	Materials — 8.2%
	Chemicals — 1.9%
7,869	Celanese US Holdings LLC, 6.625%, 10/15/18	8,341
	CF Industries, Inc.,
10,150	6.875%, 05/01/18	11,508
5,085	7.125%, 05/01/20	5,822
23,995	Chemtura Corp., 7.875%, 09/01/18	24,655
	Lyondell Chemical Co.,
16,111	8.000%, 11/01/17 (e)	17,843
45,380	11.000%, 05/01/18	50,656
7,085	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (e)	7,315
151	Nova Chemicals Corp., (Canada), 6.500%, 01/15/12	151
6,770	Omnova Solutions, Inc., 7.875%, 11/01/18	5,941
41,510	PolyOne Corp., 7.375%, 09/15/20	42,755
4,510	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	5,265

		180,252

	Construction Materials — 0.6%
	Cemex S.A.B. de C.V., (Mexico),
2,350	9.000%, 01/11/18 (e)	1,939
12,000	VAR, 5.246%, 09/30/15 (e)	9,360
13,560	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	13,899
15,160	Texas Industries, Inc., 9.250%, 08/15/20	13,720

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — Continued
	Vulcan Materials Co.,
12,015	6.500%, 12/01/16	11,748
13,170	7.500%, 06/15/21	12,971

		63,637

	Containers & Packaging — 1.8%
	Ardagh Packaging Finance plc, (Ireland),
4,400	7.375%, 10/15/17 (e)	4,334
7,750	9.125%, 10/15/20 (e)	7,479
	Ball Corp.,
8,000	5.750%, 05/15/21	7,940
4,125	6.750%, 09/15/20	4,331
1,650	7.125%, 09/01/16	1,774
1,650	7.375%, 09/01/19	1,790
	Berry Plastics Corp.,
5,750	8.250%, 11/15/15	5,922
18,266	9.500%, 05/15/18	16,805
8,750	9.750%, 01/15/21	8,116
5,450	VAR, 4.999%, 02/15/15	5,123
1,500	BWAY Holding Co., 10.000%, 06/15/18	1,590
	Constar International, Inc.,
1,853	05/31/15 (f) (i)	1,853
4,127	11.000%, 12/31/17 (f) (i)	4,127
	Graphic Packaging International, Inc.,
5,200	7.875%, 10/01/18	5,460
4,275	9.500%, 06/15/17	4,649
1,000	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	1,045
	Plastipak Holdings, Inc.,
4,116	8.500%, 12/15/15 (e)	4,137
8,500	10.625%, 08/15/19 (e)	9,095
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
11,100	6.875%, 02/15/21 (e)	10,323
7,633	7.125%, 04/15/19 (e)	7,232
8,700	7.875%, 08/15/19 (e)	8,613
11,540	8.250%, 02/15/21 (e)	9,722
6,600	8.500%, 10/15/16 (e)	6,748
13,525	8.750%, 05/15/18 (e)	12,071
11,125	9.000%, 04/15/19 (e)	10,013
7,970	9.875%, 08/15/19 (e)	7,492
	Smurfit-Stone Container Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d) (f) (i)	452
19,431	8.375%, 07/01/12 (d) (f) (i)	340
5,925	Solo Cup Co., 10.500%, 11/01/13	6,043

		174,619

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Metals & Mining — 2.1%
6,923	AK Steel Corp., 7.625%, 05/15/20	6,369
2,785	Aleris International, Inc., 7.625%, 02/15/18 (e)	2,562
	APERAM, (Luxembourg),
4,900	7.375%, 04/01/16 (e)	4,508
7,043	7.750%, 04/01/18 (e)	6,515
1,323	Arch Western Finance LLC, 6.750%, 07/01/13	1,320
8,420	Atkore International, Inc., 9.875%, 01/01/18 (e)	8,188
1,000	Edgen Murray Corp., 12.250%, 01/15/15	952
11,858	Essar Steel Algoma, Inc., (Canada), 9.375%, 03/15/15 (e)	11,295
	FMG Resources August 2006 Pty Ltd., (Australia),
13,245	6.875%, 02/01/18 (e)	13,113
15,811	7.000%, 11/01/15 (e)	15,771
3,875	Gibraltar Industries, Inc., 8.000%, 12/01/15	3,817
3,300	James River Escrow, Inc., 7.875%, 04/01/19 (e)	2,987
4,170	JMC Steel Group, 8.250%, 03/15/18 (e)	4,076
17,110	Murray Energy Corp., 10.250%, 10/15/15 (e)	16,853
7,169	Noranda Aluminum Acquisition Corp., PIK, 4.417%, 05/15/15	6,614
	Novelis, Inc., (Canada),
16,820	8.375%, 12/15/17	17,367
8,255	8.750%, 12/15/20	8,688
6,835	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	6,835
4,500	Ryerson, Inc., 12.000%, 11/01/15	4,618
12,275	Severstal Columbus LLC, 10.250%, 02/15/18	12,705
5,950	Steel Dynamics, Inc., 7.625%, 03/15/20	6,292
7,865	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	7,452
9,265	Thompson Creek Metals Co., Inc., (Canada), 7.375%, 06/01/18 (e)	8,454
	United States Steel Corp.,
1,075	6.050%, 06/01/17	1,029
5,231	7.000%, 02/01/18	5,022
9,685	7.375%, 04/01/20	9,177
1,252	Wolverine Tube, Inc., 6.000%, 06/28/14 (f) (i)	1,252
6,675	Xinergy Corp., 9.250%, 05/15/19 (e)	6,208

		200,039

	Paper & Forest Products — 1.8%
24,290	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	25,505
	Abitibi-Consolidated Co. of Canada, (Canada),
8,431	6.000%, 06/20/13 (d)	21
20,371	8.375%, 04/01/15 (d)	51

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Paper & Forest Products — Continued
	Abitibi-Consolidated, Inc.,
3,880	7.400%, 04/01/18 (d)	10
2,425	7.500%, 04/01/28 (d)	6
15,841	7.750%, 06/15/11 (d)	39
680	8.550%, 08/01/10 (d)	2
44,081	8.850%, 08/01/30 (d)	110
17,760	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	17,804
5,250	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	5,368
4,150	Bowater Canada Finance Corp., (Canada), 7.950%, 11/15/11 (d)	871
	Cascades, Inc., (Canada),
6,710	7.750%, 12/15/17	6,509
4,000	7.875%, 01/15/20	3,850
	Domtar Corp.,
2,015	7.125%, 08/15/15	2,217
5,377	10.750%, 06/01/17	6,694
	Georgia-Pacific LLC,
7,090	7.125%, 01/15/17 (e)	7,509
3,800	8.250%, 05/01/16 (e)	4,340
4,200	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	4,158
	NewPage Corp.,
14,950	10.000%, 05/01/12	1,757
78,532	11.375%, 12/31/14	69,108
7,000	VAR, 6.504%, 05/01/12	822
	P.H. Glatfelter Co.,
6,810	7.125%, 05/01/16	6,912
3,200	Potlatch Corp., 7.500%, 11/01/19	3,248
1,100	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e)	979
	Verso Paper Holdings LLC/Verso Paper, Inc.,
8,000	8.750%, 02/01/19	6,380
945	11.500%, 07/01/14	1,002

		175,272

	Total Materials	793,819

	Telecommunication Services — 5.2%
	Diversified Telecommunication Services — 2.3%
	Cincinnati Bell, Inc.,
37	7.000%, 02/15/15	37
7,125	8.250%, 10/15/17	7,107
4,840	8.750%, 03/15/18	4,537
	Clearwire Communications LLC/Clearwire Finance, Inc.,
160	12.000%, 12/01/15 (e)	150

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	133

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
49,404	12.000%, 12/01/15 (e)	46,687
	Frontier Communications Corp.,
6,340	7.125%, 03/15/19	6,237
800	8.125%, 10/01/18	827
3,945	8.250%, 04/15/17	4,103
13,095	8.500%, 04/15/20	13,717
3,945	8.750%, 04/15/22	4,043
2,965	Global Crossing Ltd., (Bermuda), 12.000%, 09/15/15	3,388
6,900	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	7,159
18,070	Level 3 Escrow, Inc., 8.125%, 07/01/19 (e)	17,166
	Level 3 Financing, Inc.,
5,500	8.750%, 02/15/17	5,390
15,396	9.250%, 11/01/14 (m)	15,588
22,370	9.375%, 04/01/19 (e)	21,923
14,015	PAETEC Holding Corp., 8.875%, 06/30/17 (m)	14,961
	Qwest Communications International, Inc.,
15,705	7.125%, 04/01/18	16,490
4,115	8.000%, 10/01/15	4,393
	Qwest Corp.,
996	7.625%, 06/15/15 (m)	1,108
1,000	8.375%, 05/01/16	1,140
	Windstream Corp.,
500	7.000%, 03/15/19	490
2,500	7.750%, 10/01/21	2,538
8,200	7.875%, 11/01/17	8,620
10,190	8.125%, 09/01/18	10,572

		218,371

	Wireless Telecommunication Services — 2.9%
6,160	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	6,591
	Cricket Communications, Inc.,
4,810	7.750%, 05/15/16	4,870
27,325	7.750%, 10/15/20	24,319
1,370	Crown Castle International Corp., 9.000%, 01/15/15	1,476
4,270	iPCS, Inc., VAR, 2.379%, 05/01/13	3,961
	MetroPCS Wireless, Inc.,
9,000	6.625%, 11/15/20	8,415
8,200	7.875%, 09/01/18	8,313
68,800	Nextel Communications, Inc., 7.375%, 08/01/15 (m)	67,682
	NII Capital Corp.,
19,530	8.875%, 12/15/19	20,653

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — Continued
7,455	10.000%, 08/15/16	8,387
1,025	SBA Telecommunications, Inc., 8.250%, 08/15/19	1,084
	Sprint Nextel Corp.,
67,435	6.000%, 12/01/16 (m)	64,906
5,425	8.375%, 08/15/17	5,683
8,197	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	8,054
	VimpelCom Holdings B.V., (Netherlands),
4,550	6.255%, 03/01/17 (e)	4,322
11,900	7.504%, 03/01/22 (e)	11,347
1,300	VAR, 4.246%, 06/29/14 (e)	1,313
	Wind Acquisition Finance S.A., (Luxembourg),
9,025	7.250%, 02/15/18 (e)	8,461
10,915	11.750%, 07/15/17 (e)	11,324
8,815	PIK, 12.250%, 07/15/17 (e)	8,815

		279,976

	Total Telecommunication Services	498,347

	Utilities — 4.2%
	Electric Utilities — 0.1%
2,500	PNM Resources, Inc., 9.250%, 05/15/15	2,788
4,000	Public Service Co. of New Mexico, 7.950%, 05/15/18	4,549

		7,337

	Gas Utilities — 0.1%
8,570	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	8,270

	Independent Power Producers & Energy Traders — 3.3%
9,800	AES Corp. (The), 7.375%, 07/01/21 (e)	9,898
	AES Eastern Energy LP,
2,688	9.000%, 01/02/17	1,613
29,145	9.670%, 01/02/29	17,487
8,275	Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	8,751
	Calpine Corp.,
10,011	7.250%, 10/15/17 (e)	10,136
45,750	7.500%, 02/15/21 (e)	46,207
2,700	7.875%, 07/31/20 (e)	2,768
16,900	7.875%, 01/15/23 (e)	17,238
	Dynegy Holdings, Inc.,
12,200	7.125%, 05/15/18 (m)	7,076
3,900	7.500%, 06/01/15	2,613
48,825	7.750%, 06/01/19	29,783
151	8.375%, 05/01/16	100

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
41,590	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16 (m)	28,073
	Edison Mission Energy,
13,102	7.000%, 05/15/17	9,171
58,706	7.200%, 05/15/19 (m)	39,040
3,980	First Wind Capital LLC, 10.250%, 06/01/18 (e)	3,801
646	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	575
	GenOn Energy, Inc.,
2,600	7.875%, 06/15/17 (m)	2,522
19,285	9.875%, 10/15/20	19,381
	Homer City Funding LLC,
4,948	8.137%, 10/01/19	4,058
9,167	8.734%, 10/01/26	7,425
13,055	Midwest Generation LLC, 8.560%, 01/02/16	12,859
1,949	Mirant Mid Atlantic Pass-Through Trust, 10.060%, 12/30/28	2,124
	NRG Energy, Inc.,
9,145	7.625%, 05/15/19 (e)	8,916
9,740	7.875%, 05/15/21 (e)	9,594
11,050	8.500%, 06/15/19	11,271
2,157	Ormat Funding Corp., 8.250%, 12/30/20 (m)	2,049
13,903	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5,353

		319,882

	Multi-Utilities — 0.7%
	Energy Future Holdings Corp.,
11,306	9.750%, 10/15/19	11,015
650	10.875%, 11/01/17	533
53,990	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	54,469

		66,017

	Total Utilities	401,506

	Total Corporate Bonds (Cost $7,749,073)	7,708,864

SHARES
Common Stocks — 0.8%
	Consumer Discretionary — 0.4%
	Automobiles — 0.3%
1,302	General Motors Co. (a)	31,292

	Broadcasting & Cable TV — 0.0% (g)
9,055	Adelphia Recovery Trust	9

SHARES	SECURITY DESCRIPTION	VALUE($)

	Leisure Equipment & Products — 0.1%
458	New True Temper Holdings Corp., Inc. (a) (f) (i)	3,437

	Textiles, Apparel & Luxury Goods — 0.0% (g)
228	Broder Brothers Co. (a) (f) (i)	2,399
66	WestPoint International, Inc. (a) (f) (i)	—

		2,399

	Total Consumer Discretionary	37,137

	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
585	Eurofresh, Inc., ADR (a) (f) (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
1	Leucadia National Corp.	23

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
22	Quad/Graphics, Inc.	466

	Information Technology — 0.1%
	Computers & Peripherals — 0.0% (g)
575	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	IT Services — 0.0% (g)
92	Unisys Corp. (a)	1,617

	Semiconductors & Semiconductor Equipment — 0.1%
325	MagnaChip Semiconductor S.A., (Luxembourg) (a) (f) (i)	2,171
236	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg) (a) (f) (i)	1,572

		3,743

	Total Information Technology	5,360

	Materials — 0.3%
	Chemicals — 0.2%
482	LyondellBasell Industries N.V., (Netherlands), Class A	16,695

	Construction Materials — 0.0% (g)
399	U.S. Concrete, Inc. (a)	2,274

	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., ADR (a) (f) (i)	16

	Metals & Mining — 0.0% (g)
46	Wolverine Tube, Inc., ADR (a) (f) (i)	1,161

	Paper & Forest Products — 0.1%
787	AbitibiBowater, Inc., (Canada) (a)	13,367

	Total Materials	33,513

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	135

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
2		AboveNet, Inc.	107
1		XO Holdings, Inc. (a) (f) (i)	—

			107

		Wireless Telecommunication Services — 0.0% (g)
—	(h)	USA Mobility, Inc.	1

		Total Telecommunication Services	108

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
19		GenOn Energy, Inc. (a)	59

		Total Common Stocks (Cost $95,362)	76,666

Preferred Stocks — 0.5%
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
63		General Motors Co., 4.750%, 12/01/13	2,512

		Media — 0.0% (g)
77		Spanish Broadcasting System, Inc. (a) (f) (i)	—	(h)
1		Spanish Broadcasting System, Inc., PIK, 10.750%, 10/03/11 (a) (f) (i) (x)	553

		Total Consumer Discretionary	3,065

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
1		Eurofresh, Inc., ADR (a) (f) (i)	—

		Financials — 0.5%
		Commercial Banks — 0.2%
112		CoBank ACB, 7.000%, 10/03/11 (e) (x)	5,135
95		CoBank ACB, Series C, 11.000%, 07/01/13 (e) (x)	5,219
161		CoBank ACB, Series D, 11.000%, 10/01/14 (x)	8,763

			19,117

		Consumer Finance — 0.3%
20		Ally Financial, Inc., 7.000%, 12/31/11 (e) (x)	15,123
326		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	8,499
226		GMAC Capital Trust I, VAR, 8.125%, 02/15/40	4,825

			28,447

		Total Financials	47,564

		Information Technology — 0.0% (g)
		Computers & Peripherals — 0.0% (g)
131		Stratus Technologies, Inc., ADR (a) (f) (i)	—

SHARES	SECURITY DESCRIPTION	VALUE($)

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc. (a) (f) (i)	1,228

	Total Preferred Stocks (Cost $64,105)	51,857

PRINCIPAL AMOUNT($)
Loan Participations & Assignments — 14.4%
	Consumer Discretionary — 5.7%
	Auto Components — 0.3%
	Autoparts Holdings Ltd., Term Loan,
3,245	VAR, 6.500%, 07/29/17	3,180
1,655	VAR, 6.500%, 07/29/17	1,622
19,975	Remy International, Term Loan B, VAR, 6.250%, 12/16/16	19,176
2,935	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	2,851

		26,829

	Automobiles — 0.4%
43,750	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	39,244

	Diversified Consumer Services — 0.1%
3,000	Realogy Corp., Extended Term Loan/Extended Synthetic Commitments, VAR, 10/10/16^	2,469
11,600	Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/04/12	11,353

		13,822

	Gaming — 1.4%
5,057	Boyd Gaming Corp., Term Loan, VAR, 3.721%, 12/17/15	4,615
	Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
29,252	VAR, 3.218%, 01/28/15	25,202
47,274	VAR, 3.253%, 01/28/15	40,730
23,160	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	22,349
1,000	Citycenter Holdings LLC, Term Loan, VAR, 7.500%, 01/21/15	969
	Golden Nugget, Inc., Additional Term Advance,
74	VAR, 3.190%, 06/30/14	63
66	VAR, 3.190%, 06/30/14	56
222	VAR, 3.190%, 06/30/14	189
73	VAR, 3.190%, 06/30/14	63
	Golden Nugget, Inc., Term Advance,
765	VAR, 3.190%, 06/30/14	652

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Gaming — Continued
	Isle of Capri Casinos, Inc., Term Loan B,
4,844	VAR, 4.750%, 11/01/13	4,646
229	VAR, 4.750%, 11/01/13	220
	MGM Resorts International, Class C Loan,
8,075	VAR, 7.000%, 02/21/14	7,696
7,925	VAR, 7.000%, 02/21/14	7,552
18,000	MGM Resorts International, Extended Term Loan E, VAR, 7.000%, 02/21/14	17,172

		132,174

	Hotels, Restaurants & Leisure — 0.5%
4,000	Burger King Corp., Tranche B Term Loan, VAR, 10/19/16^	3,790
7,547	DineEquity Inc., Term B1 Loan, VAR, 4.250%, 10/19/17	7,245
2,141	Outback Steakhouse, Prefunded RC Commitment, VAR, 0.069%, 06/14/13	1,966
24,400	Outback Steakhouse, Term Loan B, VAR, 2.563%, 06/14/14	22,414
12,825	Rock Ohio Caesars LLC, Term Loan, VAR, 08/15/17^	12,440
4,232	Wendy’s/Arby’s Restaurants LLC, Term Loan, VAR, 5.000%, 05/24/17	4,172

		52,027

	Media — 1.8%
17,135	Cengage Learning Acquisitions, Term Loan, VAR, 2.500%, 07/03/14	14,166
34,626	Clear Channel Communications, Inc., Term Loan B, VAR, 3.837%, 01/29/16	25,915
	Entercom Radio LLC, Term Loan A,
5,866	VAR, 1.346%, 06/30/12	5,570
3,719	VAR, 3.375%, 06/30/12	3,532
5,138	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	5,035
5,125	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	4,877
2,425	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	2,332
1,250	Live Nation Entertainment, Inc., Term Loan B, VAR, 11/07/16^	1,185
	Media General, Inc., Term Loan,
2,005	VAR, 4.719%, 03/29/13	1,716
6,677	VAR, 4.819%, 03/29/13	5,714
	Miramax Film NY LLC, 1st Lien Term Loan,
2,945	VAR, 7.750%, 06/22/16	2,901
18,797	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	18,422

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
3,820	Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	3,944
2,000	Nielsen Finance LLC, Class B Dollar Term Loan, VAR, 3.956%, 05/02/16	1,880
	R.H. Donnelley, Inc., Exit Term Loan,
2,889	VAR, 9.000%, 10/24/14	1,636
11,369	VAR, 9.000%, 10/24/14	6,437
11,728	VAR, 9.000%, 10/24/14	6,641
15,461	Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	14,920
11,703	Univision Communications, Inc., Extended 1st Lien Term Loan,
	VAR, 4.471%, 03/31/17	10,064
25,856	Univision Communications, Inc., Initial Term Loan, VAR, 2.221%, 09/29/14	23,158
	Vertis, Inc., 1st Lien Term Loan,
14,641	VAR, 11.750%, 12/21/15	12,153
238	VAR, 11.750%, 12/21/15	197
2,000	Weather Channel (The), Term Loan, VAR, 02/11/17^	1,927

		174,322

	Specialty Retail — 1.2%
4,350	Academy Sports & Outdoors, 1st Lien Term Loan, VAR, 6.000%, 08/03/18	4,129
	Claire’s Stores, Term Loan B,
70,592	VAR, 2.996%, 05/29/14	61,326
17,094	VAR, 3.003%, 05/29/14	14,851
11,744	Gymboree , 1st Lien Term Loan, VAR, 5.000%, 02/23/18	10,443
	J. Crew, 1st Lien Term Loan,
8,678	VAR, 4.750%, 03/07/18	7,729
2,893	VAR, 4.750%, 03/07/18	2,576
4,000	J. Crew, Initial Loan, VAR, 03/04/18^	3,563
2,400	Michael’s Stores, Term B-1 Loan, VAR, 10/31/13^	2,268
	Michael’s Stores, Term B-2 Loan,
7,120	VAR, 4.750%, 07/31/16	6,700

		113,585

	Textiles, Apparel & Luxury Goods — 0.0% (g)
2,250	BCBG Max Azria, 1st Lien Term Loan, VAR, 9.720%, 06/09/15	2,108

	Total Consumer Discretionary	554,111

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	137

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Consumer Staples — 1.1%
	Food & Staples Retailing — 0.4%
15,759	Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	14,577
	Rite Aid Corp., Tranche 2 Term Loan,
9,936	VAR, 1.960%, 06/04/14	9,085
10,012	VAR, 1.970%, 06/04/14	9,155
8,467	VAR, 1.980%, 06/04/14	7,742

		40,559

	Food Products — 0.4%
	Bolthouse Farms, 1st Lien Term Loan,
9,442	VAR, 5.500%, 02/11/16	9,190
8	VAR, 5.750%, 02/11/16	8
1,500	Del Monte Corp., Initial Term Loan, VAR, 03/08/18^	1,414
	Dole Food Co., Tranche B-2 Term Loan,
471	VAR, 5.000%, 07/08/18	453
471	VAR, 5.000%, 07/08/18	454
471	VAR, 5.000%, 07/08/18	453
471	VAR, 5.000%, 07/08/18	454
471	VAR, 5.000%, 07/08/18	454
471	VAR, 5.000%, 07/08/18	454
141	VAR, 6.000%, 07/08/18	136
	Dole Food Co., Tranche C-2 Term Loan,
707	VAR, 5.000%, 07/08/18	680
707	VAR, 5.000%, 07/08/18	680
707	VAR, 5.000%, 07/08/18	680
471	VAR, 5.000%, 07/08/18	454
471	VAR, 5.000%, 07/08/18	454
707	VAR, 5.000%, 07/08/18	680
707	VAR, 5.000%, 07/08/18	681
707	VAR, 5.000%, 07/08/18	680
330	VAR, 6.000%, 07/08/18	318
	Pierre Foods, Inc., 1st Lien Term Loan,
10,329	VAR, 7.000%, 09/30/16	9,987
25	VAR, 7.000%, 09/30/16	24
6,160	Pierre Foods, Inc., 2nd Lien Term Loan, VAR, 11.250%, 09/29/17	6,037

		34,825

	Personal Products — 0.3%
	NBTY, Inc., Term B-1 Loan,
7,750	VAR, 4.250%, 10/01/17	7,450
503	VAR, 4.250%, 10/01/17	483
503	VAR, 4.250%, 10/01/17	484

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Personal Products — Continued
	Targus, 1st Lien Term Loan,
4,489	VAR, 11.000%, 05/24/16	4,303
11	VAR, 11.000%, 05/24/16	11
17,164	Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16	15,558

		28,289

	Total Consumer Staples	103,673

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
4,632	Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	4,585
15,780	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	15,090
6,334	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	6,226

	Total Energy	25,901

	Financials — 1.9%
	Capital Markets — 0.2%
20,356	Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	19,536

	Diversified Financial Services — 1.4%
137,120	Capmark Financial Group, U.S. Term Loan, VAR, 5.250%, 03/23/11 (d)	74,731
7,575	Capmark Financial Group, Unsecured Bridge Loan, VAR, 5.250%, 03/23/11 (d)	4,147
	Clarke American Corp., Term Loan B,
8,561	VAR, 2.721%, 06/30/14	7,105
6,237	VAR, 2.721%, 06/30/14	5,177
5,173	VAR, 2.746%, 06/30/14	4,294
13,392	VAR, 2.746%, 06/30/14	11,115
8,903	VAR, 2.746%, 06/30/14	7,390
3,350	International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15	3,350
22,000	Ocwen Financial Corp., Term Loan, VAR, 06/30/16^	21,230

		138,539

	Insurance — 0.0% (g)
2,493	CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16	2,437
983	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/05/14	929

		3,366

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Real Estate Investment Trusts (REITs) — 0.3%
	I-Star, Term Loan A-1,
13,634	VAR, 5.000%, 06/28/13	13,248
9,896	VAR, 5.000%, 06/28/13	9,616

		22,864

	Total Financials	184,305

	Health Care — 0.3%
	Health Care Providers & Services — 0.1%
1,000	Community Health Systems, Inc., Extended Term Loan, VAR, 01/25/17^	914
486	Community Health Systems, Inc., Non Extended Delay Draw, VAR, 07/25/14^	450
3,000	HCA, Inc., Term Loan B-3, VAR, 3.496%, 05/01/18	2,815
1,000	IASIS Healthcare, Term Loan B, VAR, 05/03/18^	922
3,588	inVentiv Health, Consolidated Term Loan, VAR, 4.750%, 08/04/16	3,385
1,629	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	1,545

		10,031

	Pharmaceuticals — 0.2%
	Axcan Pharmaceuticals, Term Loan,
11,119	VAR, 5.500%, 02/10/17	10,029
1,199	VAR, 5.500%, 02/10/17	1,082
	Capsugel Holdings, Inc., Term Loan,
4,040	VAR, 5.250%, 08/01/18	3,902
20	VAR, 5.250%, 08/01/18	20
2,431	Catalent Pharma Solutions, Inc., Dollar Term Loan, VAR, 2.437%, 04/10/14	2,142

		17,175

	Total Health Care	27,206

	Industrials — 1.4%
	Aerospace & Defense — 0.1%
10,300	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	9,991

	Airlines — 0.1%
10,424	Delta Air Lines, Inc., Term Loan, VAR, 4.250%, 03/07/16	9,473
	United Airlines, Term Loan B,
1,432	VAR, 2.250%, 02/01/14	1,310
568	VAR, 2.250%, 02/01/14	519

		11,302

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Building Products — 0.2%
561	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.146%, 02/07/14	404
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
13	VAR, 2.469%, 02/07/14	9
6,129	VAR, 2.503%, 02/07/14	4,413
	Nortek, Inc., 1st Lien Term Loan,
11,882	VAR, 5.250%, 04/26/17	10,693
34	VAR, 5.250%, 04/26/17	31
4	VAR, 6.250%, 04/26/17	4

		15,554

	Commercial Services & Supplies — 0.4%
4,150	Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	3,943
14,343	Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16	13,749
14,700	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	12,789
7,680	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	6,758

		37,239

	Electrical Equipment — 0.1%
216	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	208
3,437	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17 (f) (i)	3,317
3,150	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	3,028

		6,553

	Industrial Conglomerates — 0.1%
12,790	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	11,756
398	BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	366
2,000	Norit Holding B.V., Term Loan, VAR, 7.500%, 07/10/17	1,950

		14,072

	Industrial Machinery — 0.1%
13,138	Intelligrated Inc., Term Loan, VAR, 7.500%, 02/17/17	12,744

	Machinery — 0.2%
17,800	Milacron Holdings, Inc., Term Loan, VAR, 7.500%, 05/15/17	17,266

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	139

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Road & Rail — 0.1%
	Swift Transportation Co., Term Loan,
10,365	VAR, 6.000%, 12/21/16	9,873
1,140	VAR, 6.000%, 12/21/16	1,086

		10,959

	Total Industrials	135,680

	Information Technology — 1.2%
	Communications Equipment — 0.4%
7,740	Avaya, Inc., Term Loan B-1, VAR, 3.064%, 10/24/14	6,886
15,548	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.814%, 10/26/17	13,394
	Syniverse Holdings, Inc., Term Loan B,
14,323	VAR, 5.250%, 12/21/17	13,929
36	VAR, 5.250%, 12/21/17	35

		34,244

	Computers & Peripherals — 0.0% (g)
3,499	Stratus Technologies, Inc., 2nd Lien Term Loan, VAR, 5.330%, 06/30/15	1,872

	Electronic Equipment, Instruments & Components — 0.2%
11,974	CDW Corp., Extended Term Loan, VAR, 4.500%, 07/15/17	10,866
2,935	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.707%, 10/10/14	2,759
	Sensus USA, Inc., 1st Lien Term Loan,
5,645	VAR, 4.750%, 05/09/17	5,419
26	VAR, 5.750%, 05/09/17	25
1,430	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	1,380

		20,449

	Internet Software & Services — 0.1%
6,766	Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	6,478

	IT Services — 0.4%
1,155	CompuCom Systems, Term Loan, VAR, 3.730%, 08/25/14 (f) (i)	1,039
10,586	First Data Corp., Initial Tranche B1, VAR, 2.967%, 09/24/14	9,307
22,924	First Data Corp., Initial Tranche B3, VAR, 2.967%, 09/24/14	20,144
4,512	Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	4,267
	Transaction Network Services, Inc., Initial Term Loan,
3,953	VAR, 6.000%, 11/18/15	3,848

		38,605

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — 0.1%
13,758	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.438%, 12/01/16	12,509

	Total Information Technology	114,157

	Materials — 1.1%
	Chemicals — 0.8%
8,549	AZ Chem U.S., Inc., Term Loan, VAR, 4.750%, 11/21/16	8,242
7,925	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 5.996%, 11/15/14	7,667
23,203	Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15	20,651
	Nexeo Solutions, Term Loan,
2,910	VAR, 5.000%, 09/08/17	2,679
2,343	VAR, 5.000%, 09/08/17	2,158
2,343	VAR, 5.000%, 09/08/17	2,158
7,325	OM Group, Term Loan B, VAR, 5.750%, 08/01/17	7,160
12,870	Rentech Energy Midwest Corp., Term Loan, VAR, 10.000%, 06/10/16	12,613
	Styron, 1st Lien Term Loan,
15,946	VAR, 6.000%, 08/02/17	14,650
35	VAR, 6.000%, 08/02/17	32

		78,010

	Containers & Packaging — 0.2%
750	BWAY Holding Co., Term Loan B/Term Loan C, 4.500%, 02/23/18^	707
	Graham Packaging Co. LP, Term Loan D,
495	VAR, 6.000%, 09/23/16	490
5	VAR, 6.000%, 09/23/16	5
493	VAR, 6.000%, 09/23/16	488
	Reynolds Group Holdings, U.S. Term Loan,
5,951	VAR, 6.500%, 02/09/18	5,689
5,285	VAR, 6.500%, 02/09/18	5,052
3,078	VAR, 6.500%, 02/09/18	2,943

		15,374

	Metals & Mining — 0.1%
7,282	American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	6,981
2,250	Novelis, Inc., Term Loan, VAR, 03/10/17^	2,126

		9,107

	Total Materials	102,491

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
	Level 3 Communications, Inc., Tranche A Term Loan,
8,679	VAR, 2.492%, 03/13/14	8,019
21,696	VAR, 2.496%, 03/13/14	20,047
12,300	Level 3 Communications, Tranche B II Term Loan, VAR, 10/31/18^	11,593
1,000	Level 3 Communications, Tranche B Term Loan, VAR, 11.500%, 03/13/14	1,039

	Total Telecommunication Services	40,698

	Utilities — 1.0%
	Electric Utilities — 0.2%
7,095	Dynegy Midwest Generation, Term Loan, VAR, 9.250%, 08/05/16	6,853
13,655	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	13,416

		20,269

	Independent Power Producers & Energy Traders — 0.8%
3,889	GenOn Energy, Inc., Term Loan B, VAR, 6.000%, 09/20/17	3,721
	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan,
23,015	VAR, 4.706%, 10/10/17	16,916
24,452	VAR, 4.772%, 10/10/17	17,972
28	VAR, 4.772%, 10/10/17	21
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
45,943	VAR, 3.706%, 10/10/14	34,917
56	VAR, 3.772%, 10/10/14	42
5,500	TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.496%, 12/15/14	5,106

		78,695

	Total Utilities	98,964

	Total Loan Participations & Assignments (Cost $1,425,900)	1,387,186

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)

Rights — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Textiles, Apparel & Luxury Goods — 0.0% (g)
65	WestPoint International, Inc., expiring 02/15/18 (a) (f) (i) (Cost $—)	—

NUMBER OF WARRANTS
Warrants — 0.2%
	Consumer Discretionary — 0.2%
	Automobiles — 0.2%
	General Motors Co.,
748	expiring 7/10/16 (Strike Price $10.00) (a)	11,434
748	expiring 7/10/19 (Strike Price $18.33) (a)	7,896

	Total Warrants (Cost $27,304)	19,330

SHARES
Short-Term Investments — 3.7%
	Investment Companies — 3.7%
354,095	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	354,095

5,000	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.010% (b) (l)	5,000

	Total Short-Term Investments (Cost $359,095)	359,095

	Total Investments — 99.6% (Cost $9,730,374)	9,611,843
	Other Assets in Excess of Liabilities — 0.4%	42,970

	NET ASSETS — 100.0%	$9,654,813

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	141

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Credit Default Swaps—Sell Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 8/31/11 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Bank of America:
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/2012	8.696%	$5,000	$(138)	$315

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap amounts, are also indicative contract. Increasing values, in absolute terms and relative to notional of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 2.2%
	AH Mortgage Advance Trust,
1,750	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,750
1,894	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,896
7,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	7,675
1,281	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	1,274
1,929	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,783
373	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.588%, 04/25/36	266
	Chase Funding Mortgage Loan Asset-Backed Certificates,
2,276	Series 2002-3, Class 1A5, SUB, 5.407%, 06/25/32	2,215
1,332	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,280
1,505	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,419
	Citigroup Mortgage Loan Trust, Inc.,
294	Series 2003-HE3, Class A, VAR, 0.598%, 12/25/33	254
2,757	Series 2011-5, Class 1A1, VAR, 0.384%, 02/25/46 (e) (f) (i)	2,523
129	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	76
200	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.318%, 12/25/36	182
1,200	Freedom Trust, Series 2011-1, Class A13, VAR, 1.064%, 11/30/37 (e) (f) (i)	1,134
	HSBC Home Equity Loan Trust,
448	Series 2005-2, Class A1, VAR, 0.483%, 01/20/35	395
584	Series 2006-1, Class A1, VAR, 0.373%, 01/20/36	546
423	Series 2006-2, Class A1, VAR, 0.363%, 03/20/36	397
658	Series 2007-1, Class AS, VAR, 0.413%, 03/20/36	553
1,760	Series 2007-3, Class APT, VAR, 1.413%, 11/20/36	1,570
346	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.418%, 03/25/36	200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,432	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.568%, 07/25/34 (e)	1,367
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.968%, 02/25/34	1,673
371	Series 2006-8, Class 2A2, VAR, 0.308%, 09/25/36	121
645	Series 2006-WL2, Class 2A3, VAR, 0.418%, 01/25/36	492
1,728	Mid-State Trust, Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,751
10,000	Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.218%, 12/26/22 (e)	10,007
1,434	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.556%, 12/07/20	1,435
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.241%, 11/25/33	666
857	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	867
	PennyMac Loan Trust,
355	Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	355
1,605	Series 2010-NPL1, Class M1, VAR, 5.000%, 05/25/50 (e)	1,581
	Real Estate Asset Trust,
1,175	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	1,174
1,482	Series 2011-3A, Class A1, 5.440%, 06/25/31 (e)	1,482
500	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	219
	Residential Asset Mortgage Products, Inc.,
1,104	Series 2004-RS6, Class AI4, VAR, 5.457%, 05/25/32	1,095
412	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	390
1,200	Series 2005-EFC5, Class A3, VAR, 0.558%, 10/25/35	981
1,500	Residential Asset Securities Corp., Series 2005-KS9, Class A3, VAR, 0.588%, 10/25/35	1,411
2,840	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,834
348	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	294

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	143

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
1,360		Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,360
1,000		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.488%, 06/25/35	915
		Structured Asset Securities Corp.,
785		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	796
685		Series 2002-AL1, Class A2, 3.450%, 02/25/32	624

		Total Asset-Backed Securities (Cost $61,988)	61,278

Collateralized Mortgage Obligations — 62.2%
		Agency CMO — 41.4%
1,908		Federal Home Loan Bank, 4.720%, 09/20/12	1,978
1,945		Federal Home Loan Bank System, Series 2000-1067, Class 1, 5.300%, 06/15/12	1,981
		Federal Home Loan Mortgage Corp. REMICS,
28		Series 11, Class D, 9.500%, 07/15/19	30
16		Series 22, Class C, 9.500%, 04/15/20	18
23		Series 23, Class F, 9.600%, 04/15/20	25
14		Series 30, Class D, 9.500%, 02/15/20	16
1		Series 41, Class I, HB, 84.000%, 05/15/20	1
7		Series 47, Class F, 10.000%, 06/15/20	8
89		Series 77, Class H, 8.500%, 09/15/20	100
3		Series 81, Class A, 8.125%, 11/15/20	4
8		Series 84, Class F, 9.200%, 10/15/20	9
8		Series 99, Class Z, 9.500%, 01/15/21	8
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
1,835		Series 197, Class PO, PO, 04/01/28	1,733
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	9
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	2
5		S’eries 1065, Class J, 9.000%, 04/15/21	6
11		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	21
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
6		Series 1084, Class F, VAR, 1.200%, 05/15/21	7
5		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	8
8		Series 1133, Class H, 7.000%, 09/15/21	9
19		Series 1144, Class KB, 8.500%, 09/15/21	23

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	8
51		Series 1343, Class LA, 8.000%, 08/15/22	61
25		Series 1343, Class LB, 7.500%, 08/15/22	30
83		Series 1374, Class Z, 7.000%, 10/15/22	94
24		Series 1395, Class G, 6.000%, 10/15/22	27
212		Series 1401, Class J, 7.000%, 10/15/22	240
304		Series 1466, Class PZ, 7.500%, 02/15/23	350
9		Series 1470, Class F, VAR, 2.338%, 02/15/23	9
9		Series 1505, Class QB, HB, IF, 20.183%, 05/15/23	13
91		Series 1518, Class G, IF, 8.854%, 05/15/23	108
70		Series 1526, Class L, 6.500%, 06/15/23	74
15		Series 1540, Class IA, 7.000%, 06/15/13	15
97		Series 1541, Class O, VAR, 1.920%, 07/15/23	99
915		Series 1552, Class IA, IF, 15.557%, 08/15/23	1,167
23		Series 1570, Class F, VAR, 2.838%, 08/15/23	24
58		Series 1570, Class SA, HB, IF, 21.698%, 08/15/23	84
248		Series 1578, Class K, 6.900%, 09/15/23	283
28		Series 1578, Class V, IO, 7.000%, 09/15/23	6
560		Series 1591, Class PV, 6.250%, 10/15/23	595
74		Series 1596, Class D, 6.500%, 10/15/13	77
15		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	23
157		Series 1609, Class LG, IF, 16.792%, 11/15/23	190
736		Series 1628, Class LZ, 6.500%, 12/15/23	834
681		Series 1638, Class H, 6.500%, 12/15/23	790
969		Series 1644, Class K, 6.750%, 12/15/23	1,012
838		Series 1658, Class GZ, 7.000%, 01/15/24	962
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	6
349		Series 1677, Class Z, 7.500%, 07/15/23	403
10		Series 1686, Class SH, IF, 18.675%, 02/15/24	16
26		Series 1688, Class W, 7.250%, 03/15/14	27
317		Series 1695, Class EB, 7.000%, 03/15/24	364
40		Series 1699, Class FC, VAR, 0.850%, 03/15/24	40
51		Series 1745, Class D, 7.500%, 08/15/24	61
1,285		Series 1760, Class ZD, VAR, 2.470%, 02/15/24	1,364
137		Series 1798, Class F, 5.000%, 05/15/23	150
8		Series 1807, Class G, 9.000%, 10/15/20	8
1,167		Series 1813, Class I, PO, 11/15/23	1,088
4,512		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	638

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
252	Series 1829, Class ZB, 6.500%, 03/15/26	282
11	Series 1844, Class E, 6.500%, 10/15/13	11
455	Series 1863, Class Z, 6.500%, 07/15/26	519
6	Series 1865, Class D, PO, 02/15/24	4
133	Series 1899, Class ZE, 8.000%, 09/15/26	158
115	Series 1963, Class Z, 7.500%, 01/15/27	134
37	Series 1985, Class PR, IO, 8.000%, 07/15/27	8
54	Series 1987, Class PE, 7.500%, 09/15/27	64
11	Series 2025, Class PE, 6.300%, 01/15/13	11
490	Series 2033, Class J, 5.600%, 06/15/23	539
26	Series 2033, Class SN, HB, IF, 25.422%, 03/15/24	18
34	Series 2038, Class PN, IO, 7.000%, 03/15/28	7
290	Series 2040, Class PE, 7.500%, 03/15/28	349
41	Series 2042, Class T, 7.000%, 03/15/28	47
66	Series 2055, Class OE, 6.500%, 05/15/13	66
122	Series 2060, Class Z, 6.500%, 05/15/28	141
313	Series 2061, Class DC, IO, 6.500%, 06/15/28	74
23,524	Series 2065, Class PX, IO, 0.750%, 08/17/27	487
748	Series 2075, Class PH, 6.500%, 08/15/28	865
164	Series 2086, Class GB, 6.000%, 09/15/28	172
53	Series 2089, Class PJ, IO, 7.000%, 10/15/28	12
292	Series 2102, Class TC, 6.000%, 12/15/13 (m)	304
185	Series 2102, Class TU, 6.000%, 12/15/13 (m)	192
621	Series 2110, Class PG, 6.000%, 01/15/29	682
544	Series 2111, Class SB, IF, IO, 7.293%, 01/15/29	125
176	Series 2115, Class PE, 6.000%, 01/15/14	181
212	Series 2125, Class JZ, 6.000%, 02/15/29	225
469	Series 2130, Class QS, 6.000%, 03/15/29	511
83	Series 2132, Class SB, HB, IF, 29.734%, 03/15/29	143
124	Series 2132, Class ZL, 6.500%, 03/15/29	137
8	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
18	Series 2141, Class IO, IO, 7.000%, 04/15/29	4
43	Series 2163, Class PC, IO, 7.500%, 06/15/29	10
97	Series 2178, Class PB, 7.000%, 08/15/29	112
145	Series 2201, Class C, 8.000%, 11/15/29	172
442	Series 2209, Class TC, 8.000%, 01/15/30	525
225	Series 2210, Class Z, 8.000%, 01/15/30	273
90	Series 2224, Class CB, 8.000%, 03/15/30	108
53	Series 2247, Class Z, 7.500%, 08/15/30	63
294	Series 2254, Class Z, 9.000%, 09/15/30	354
262	Series 2256, Class MC, 7.250%, 09/15/30	313
407	Series 2259, Class ZM, 7.000%, 10/15/30	476

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
439	Series 2271, Class PC, 7.250%, 12/15/30	524
380	Series 2283, Class K, 6.500%, 12/15/23	410
129	Series 2296, Class PD, 7.000%, 03/15/31	151
131	Series 2301, Class PA, 6.000%, 10/15/13	135
1,765	Series 2303, Class ZD, 7.000%, 04/15/31	1,926
1,074	Series 2303, Class ZN, 8.500%, 04/15/29	1,193
60	Series 2306, Class K, PO, 05/15/24	55
150	Series 2306, Class SE, IF, IO, 7.630%, 05/15/24	29
530	Series 2344, Class QG, 6.000%, 08/15/16	570
1,010	Series 2344, Class ZD, 6.500%, 08/15/31	1,125
113	Series 2344, Class ZJ, 6.500%, 08/15/31	126
76	Series 2345, Class NE, 6.500%, 08/15/31	81
235	Series 2347, Class VP, 6.500%, 03/15/20	240
208	Series 2353, Class TD, 6.000%, 09/15/16	221
205	Series 2355, Class BP, 6.000%, 09/15/16	220
163	Series 2358, Class PD, 6.000%, 09/15/16	175
352	Series 2359, Class PM, 6.000%, 09/15/16	371
473	Series 2359, Class ZB, 8.500%, 06/15/31	562
384	Series 2360, Class PG, 6.000%, 09/15/16	414
105	Series 2363, Class PF, 6.000%, 09/15/16	113
196	Series 2366, Class MD, 6.000%, 10/15/16	211
68	Series 2368, Class AS, HB, IF, 20.391%, 10/15/31	94
143	Series 2368, Class TG, 6.000%, 10/15/16	153
80	Series 2372, Class F, VAR, 0.707%, 10/15/31	80
86	Series 2383, Class FD, VAR, 0.707%, 11/15/31	86
138	Series 2388, Class UZ, 8.500%, 06/15/31	165
901	Series 2391, Class QR, 5.500%, 12/15/16	968
96	Series 2394, Class MC, 6.000%, 12/15/16	104
1,329	Series 2399, Class TH, 6.500%, 01/15/32	1,483
233	Series 2410, Class OE, 6.375%, 02/15/32	260
291	Series 2410, Class QS, IF, 18.961%, 02/15/32	344
158	Series 2410, Class QX, IF, IO, 8.443%, 02/15/32	37
236	Series 2423, Class MC, 7.000%, 03/15/32	266
300	Series 2423, Class MT, 7.000%, 03/15/32	338
245	Series 2425, Class OB, 6.000%, 03/15/17	265
591	Series 2433, Class SA, HB, IF, 20.391%, 02/15/32	808
369	Series 2434, Class TC, 7.000%, 04/15/32	423
671	Series 2436, Class MC, 7.000%, 04/15/32	763
209	Series 2444, Class ES, IF, IO, 7.743%, 03/15/32	42
212	Series 2450, Class GZ, 7.000%, 05/15/32	248

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	145

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
237	Series 2450, Class SW, IF, IO, 7.793%, 03/15/32	47
483	Series 2458, Class QE, 5.500%, 06/15/17	518
589	Series 2462, Class NB, 6.500%, 06/15/22	664
1,128	Series 2464, Class FE, VAR, 1.207%, 03/15/32	1,141
68	Series 2470, Class SL, IF, 9.000%, 01/15/27	76
335	Series 2474, Class SJ, IF, IO, 7.443%, 07/15/17	33
3,707	Series 2494, Class SX, IF, IO, 6.793%, 02/15/32	724
45	Series 2513, Class YO, PO, 02/15/32	45
1,254	Series 2513, Class ZC, 5.500%, 10/15/32	1,378
273	Series 2515, Class DE, 4.000%, 03/15/32	283
1,335	Series 2517, Class Z, 5.500%, 10/15/32	1,484
3	Series 2519, Class BT, 8.500%, 09/15/31	3
835	Series 2533, Class HB, 5.500%, 12/15/17	905
356	Series 2535, Class BK, 5.500%, 12/15/22	394
1,426	Series 2549, Class ZG, 5.000%, 01/15/18	1,526
53	Series 2553, Class GF, VAR, 0.607%, 02/15/17	53
2,330	Series 2557, Class HL, 5.300%, 01/15/33	2,595
10,000	Series 2568, Class KG, 5.500%, 02/15/23	11,102
154	Series 2571, Class SK, HB, IF, 33.606%, 09/15/23	282
1,302	Series 2574, Class HP, 5.000%, 02/15/18	1,407
1,063	Series 2586, Class WI, IO, 6.500%, 03/15/33	201
702	Series 2587, Class CO, PO, 03/15/32	678
2,148	Series 2590, Class IP, IO, 5.500%, 08/15/31	86
1,400	Series 2591, Class QO, 4.500%, 03/15/18	1,500
550	Series 2594, Class DJ, 4.250%, 10/15/30	561
41	Series 2597, Class DS, IF, IO, 7.343%, 02/15/33	2
55	Series 2599, Class DS, IF, IO, 6.793%, 02/15/33	3
169	Series 2610, Class DS, IF, IO, 6.893%, 03/15/33	5
1,962	Series 2610, Class DZ, 5.500%, 05/15/33	2,189
272	Series 2611, Class SH, IF, IO, 7.443%, 10/15/21	5
315	Series 2611, Class SQ, IF, 12.586%, 05/15/33	344
921	Series 2611, Class UH, 4.500%, 05/15/18	973
2,206	Series 2617, Class GR, 4.500%, 05/15/18	2,355
2,745	Series 2626, Class NS, IF, IO, 6.343%, 06/15/23	201
3,028	Series 2627, Class GY, 4.500%, 06/15/18	3,232
1,907	Series 2631, Class LC, 4.500%, 06/15/18	2,034

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
237	Series 2631, Class SA, IF, 14.470%, 06/15/33	286
932	Series 2637, Class SA, IF, IO, 5.893%, 06/15/18	107
490	Series 2640, Class UG, IO, 5.000%, 01/15/32	37
1,278	Series 2640, Class UP, IO, 5.000%, 01/15/32	90
11	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
2,327	Series 2641, Class WI, IO, 5.000%, 01/15/33	264
1,000	Series 2649, Class IG, IO, 5.000%, 11/15/31	84
1,070	Series 2650, Class PO, PO, 12/15/32	1,014
1,811	Series 2650, Class SO, PO, 12/15/32	1,719
476	Series 2657, Class MD, 5.000%, 12/15/20	487
11	Series 2668, Class S, IF, 11.586%, 09/15/33	12
397	Series 2668, Class SB, IF, 7.016%, 10/15/15	399
442	Series 2671, Class S, IF, 14.378%, 09/15/33	531
1,036	Series 2672, Class ME, 5.000%, 11/15/22	1,132
164	Series 2672, Class SJ, IF, 6.971%, 09/15/16	166
6,732	Series 2675, Class CK, 4.000%, 09/15/18 (m)	7,141
7,000	Series 2677, Class LE, 4.500%, 09/15/18	7,698
702	Series 2682, Class YS, IF, 8.718%, 10/15/33	708
11,562	Series 2684, Class PO, PO, 01/15/33	10,677
295	Series 2684, Class TO, PO, 10/15/33	280
287	Series 2686, Class GB, 5.000%, 05/15/20	288
307	Series 2686, Class NS, IF, IO, 7.393%, 10/15/21	11
497	Series 2690, Class SJ, IF, 8.839%, 10/15/33	510
898	Series 2691, Class ND, 5.000%, 10/15/28	902
323	Series 2691, Class SE, IF, 9.248%, 12/15/28	328
378	Series 2691, Class WS, IF, 8.689%, 10/15/33	382
872	Series 2692, Class SC, IF, 12.872%, 07/15/33	986
165	Series 2694, Class BA, 4.000%, 06/15/31	176
393	Series 2695, Class OB, PO, 10/15/33	334
716	Series 2695, Class SX, IF, 16.120%, 10/15/33	805
358	Series 2695, Class WS, IF, 15.982%, 10/15/33	402
1,554	Series 2702, Class PC, 5.000%, 01/15/23	1,682
253	Series 2705, Class SC, IF, 8.689%, 11/15/33	256
598	Series 2705, Class SD, IF, 8.734%, 11/15/33	617
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,291
2,589	Series 2715, Class OG, 5.000%, 01/15/23	2,839
3,679	Series 2716, Class UN, 4.500%, 12/15/23	4,005
1,836	Series 2720, Class PC, 5.000%, 12/15/23	2,018
729	Series 2725, Class SC, IF, 8.793%, 11/15/33	769
2,866	Series 2727, Class BS, IF, 8.764%, 01/15/34	2,907
52	Series 2744, Class FE, VAR, 02/15/34	52
253	Series 2744, Class PD, 5.500%, 08/15/33	254
1,715	Series 2744, Class TU, 5.500%, 05/15/32	1,831

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9	Series 2754, Class JG, 4.500%, 03/15/33	9
1,532	Series 2755, Class PA, PO, 02/15/29	1,481
417	Series 2755, Class SA, IF, 13.786%, 05/15/30	470
449	Series 2756, Class NA, 5.000%, 02/15/24	499
15	Series 2762, Class LO, PO, 03/15/34	15
685	Series 2764, Class OE, 4.500%, 03/15/19	757
2	Series 2774, Class QO, PO, 04/15/34	2
205	Series 2776, Class SK, IF, 8.764%, 04/15/34	206
37	Series 2777, Class DV, 6.500%, 11/15/17	38
3,500	Series 2780, Class BE, 4.500%, 04/15/19	3,772
664	Series 2780, Class JG, 4.500%, 04/15/19	700
1,678	Series 2780, Class YC, 5.000%, 04/15/19	1,866
1,361	Series 2802, Class ZY, 6.000%, 05/15/34	1,524
374	Series 2812, Class AB, 4.500%, 10/15/18	387
1,943	Series 2812, Class NO, PO, 10/15/33	1,478
2,906	Series 2827, Class QE, 5.500%, 03/15/33	3,080
50	Series 2827, Class SQ, IF, 7.500%, 01/15/19	50
618	Series 2835, Class BO, PO, 12/15/28	582
540	Series 2835, Class QO, PO, 12/15/32	486
220	Series 2863, Class JA, 4.500%, 09/15/19	233
1,258	Series 2864, Class GB, 4.000%, 09/15/19	1,334
295	Series 2877, Class KO, PO, 03/15/19	282
181	Series 2897, Class EO, PO, 10/15/31	179
697	Series 2903, Class UZ, 5.500%, 07/15/31	711
2,000	Series 2921, Class MD, 5.000%, 06/15/33	2,095
1,964	Series 2922, Class JN, 4.500%, 02/15/20	2,120
21	Series 2925, Class MW, VAR, 01/15/35	21
1,000	Series 2930, Class AN, 4.500%, 06/15/19	1,067
2,898	Series 2934, Class EC, PO, 02/15/20	2,792
250	Series 2934, Class EN, PO, 02/15/18	238
3,014	Series 2934, Class HI, IO, 5.000%, 02/15/20	337
2,044	Series 2934, Class KI, IO, 5.000%, 02/15/20	240
757	Series 2945, Class SA, IF, 11.921%, 03/15/20	882
861	Series 2967, Class JI, IO, 5.000%, 04/15/20	101
313	Series 2967, Class S, HB, IF, 32.685%, 04/15/25	480
370	Series 2971, Class GB, 5.000%, 11/15/16	375
685	Series 2971, Class GC, 5.000%, 07/15/18	730
1,250	Series 2979, Class BC, 5.000%, 04/15/20	1,381
403	Series 2989, Class PO, PO, 06/15/23	380
499	Series 2990, Class LK, VAR, 0.577%, 10/15/34	498
502	Series 2990, Class SL, HB, IF, 23.734%, 06/15/34	724
232	Series 2990, Class WP, IF, 16.493%, 06/15/35	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,842	Series 2994, Class FC, VAR, 0.607%, 02/15/33	1,836
131	Series 2996, Class FD, VAR, 0.457%, 06/15/35	130
1,000	Series 2999, Class NC, 4.500%, 12/15/18	1,042
35	Series 3000, Class JF, VAR, 0.607%, 04/15/35	35
508	Series 3022, Class SX, IF, 16.357%, 08/15/25	604
2,577	Series 3035, Class Z, 5.850%, 09/15/35	2,897
1,103	Series 3047, Class OB, 5.500%, 12/15/33	1,159
1,605	Series 3049, Class XF, VAR, 0.557%, 05/15/33	1,599
1,344	Series 3054, Class MI, IO, 5.500%, 05/15/34	136
18	Series 3063, Class ST, SUB, 11/15/35	18
2,389	Series 3068, Class QB, 4.500%, 06/15/20	2,536
1,378	Series 3077, Class TO, PO, 04/15/35	1,279
348	Series 3100, Class MA, VAR, 2.781%, 12/15/35	345
4,190	Series 3101, Class UZ, 6.000%, 01/15/36	4,894
884	Series 3117, Class EO, PO, 02/15/36	817
998	Series 3117, Class OK, PO, 02/15/36	892
277	Series 3122, Class OH, PO, 03/15/36	254
86	Series 3122, Class ZB, 6.000%, 03/15/36	91
1,346	Series 3130, Class KZ, 5.500%, 12/15/34	1,520
208	Series 3134, Class PO, PO, 03/15/36	190
4,821	Series 3137, Class XP, 6.000%, 04/15/36	5,418
891	Series 3138, Class PO, PO, 04/15/36	796
1,500	Series 3143, Class BC, 5.500%, 02/15/36	1,665
265	Series 3149, Class SO, PO, 05/15/36	223
2,000	Series 3151, Class PD, 6.000%, 11/15/34	2,178
1,364	Series 3151, Class PO, PO, 05/15/36	1,275
1,161	Series 3152, Class MO, PO, 03/15/36	1,033
1,069	Series 3153, Class EO, PO, 05/15/36	977
6,079	Series 3155, Class CG, 6.000%, 11/15/24	6,341
5,069	Series 3156, Class AZ, 5.500%, 05/15/36	5,702
633	Series 3162, Class OB, 6.000%, 11/15/30	649
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	9,288
75	Series 3170, Class FM, VAR, 0.557%, 09/15/33	74
888	Series 3171, Class MO, PO, 06/15/36	807
775	Series 3174, Class PX, 5.000%, 06/15/17	852
1,280	Series 3179, Class OA, PO, 07/15/36	1,140
471	Series 3184, Class OA, PO, 02/15/33	450
1,637	Series 3194, Class SA, IF, IO, 6.893%, 07/15/36	244
1,480	Series 3195, Class PD, 6.500%, 07/15/36	1,669
2,437	Series 3210, Class PO, PO, 05/15/36	2,203

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	147

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,000	Series 3218, Class BE, 6.000%, 09/15/35	2,264
1,927	Series 3219, Class DI, IO, 6.000%, 04/15/36	328
1,343	Series 3232, Class ST, IF, IO, 6.493%, 10/15/36	197
1,589	Series 3237, Class AO, PO, 11/15/36	1,485
1,720	Series 3253, Class PO, PO, 12/15/21	1,682
865	Series 3260, Class CS, IF, IO, 5.933%, 01/15/37	119
1,060	Series 3262, Class SG, IF, IO, 6.193%, 01/15/37	150
1,169	Series 3274, Class JO, PO, 02/15/37	1,040
870	Series 3274, Class MO, PO, 02/15/37	805
516	Series 3275, Class FL, VAR, 0.647%, 02/15/37	513
3,500	Series 3282, Class YD, 5.500%, 02/15/22	3,837
1,137	Series 3285, Class PC, 5.500%, 09/15/30	1,151
344	Series 3288, Class GS, IF, 3.340%, 03/15/37	342
2,531	Series 3290, Class SB, IF, IO, 6.243%, 03/15/37	393
5	Series 3299, Class QF, VAR, 04/15/37	6
725	Series 3305, Class MB, IF, 2.687%, 07/15/34	733
2,500	Series 3329, Class JD, 6.000%, 06/15/36	2,858
2,042	Series 3334, Class MC, 5.000%, 04/15/33	2,089
4,400	Series 3342, Class VG, 6.000%, 11/15/23	4,971
4,106	Series 3344, Class FT, 0.557%, 07/15/34	4,092
463	Series 3371, Class FA, VAR, 0.807%, 09/15/37	465
1,441	Series 3373, Class TO, PO, 04/15/37	1,311
3,673	Series 3385, Class SN, IF, IO, 5.793%, 11/15/37	414
1,979	Series 3387, Class SA, IF, IO, 6.213%, 11/15/37	285
1,670	Series 3389, Class DQ, 5.750%, 10/15/35	1,810
851	Series 3393, Class JO, PO, 09/15/32	721
2,000	Series 3402, Class NC, 5.000%, 12/15/22	2,263
2,380	Series 3404, Class SC, IF, IO, 5.793%, 01/15/38	293
5,628	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	26
1,335	Series 3422, Class LI, IO, 5.000%, 02/15/23	140
5,229	Series 3430, Class AI, IO, 1.417%, 09/15/12	51
2,555	Series 3451, Class SA, IF, IO, 5.843%, 05/15/38	332
2,176	Series 3461, Class LZ, 6.000%, 06/15/38	2,489
2,723	Series 3481, Class SJ, IF, IO, 5.643%, 08/15/38	338

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,710	Series 3505, Class SA, IF, IO, 5.793%, 01/15/39	306
2,104	Series 3511, Class IO, IO, 5.000%, 12/15/21	222
1,379	Series 3511, Class SA, IF, IO, 5.793%, 02/15/39	156
2,912	Series 3515, Class PI, IO, 5.500%, 07/15/37	356
5,173	Series 3531, Class SA, IF, IO, 6.093%, 05/15/39	614
2,713	Series 3537, Class MI, IO, 5.000%, 06/15/38	668
356	Series 3546, Class A, VAR, 5.929%, 02/15/39	384
2,349	Series 3549, Class FA, VAR, 1.407%, 07/15/39	2,356
2,515	Series 3564, Class JA, 4.000%, 01/15/18	2,654
3,301	Series 3572, Class JS, IF, IO, 6.593%, 09/15/39	540
1,434	Series 3604, Class PO, PO, 05/15/36	1,309
1,600	Series 3607, Class AO, PO, 04/15/36	1,395
1,600	Series 3607, Class BO, PO, 04/15/36	1,394
1,306	Series 3607, Class EO, PO, 02/15/33	1,230
2,400	Series 3611, Class PO, PO, 07/15/34	2,156
1,806	Series 3621, Class BO, PO, 01/15/40	1,604
2,512	Series 3623, Class LO, PO, 01/15/40	2,213
1,343	Series 3632, Class BS, IF, 16.809%, 02/15/40	1,847
3,923	Series 3653, Class HJ, 5.000%, 04/15/40	4,323
2,785	Series 3666, Class VA, 5.500%, 12/15/22	3,107
7,514	Series 3680, Class MA, 4.500%, 07/15/39	8,210
2,223	Series 3688, Class CU, VAR, 6.808%, 11/15/21	2,554
4,416	Series 3688, Class GT, VAR, 7.157%, 11/15/46	5,114
8,340	Series 3688, Class NI, IO, 5.000%, 04/15/32	1,045
11,233	Series 3704, Class CT, 7.000%, 12/15/36	13,010
7,410	Series 3704, Class DT, 7.500%, 11/15/36	8,685
5,997	Series 3704, Class ET, 7.500%, 12/15/36	7,031
8,523	Series 3714, Class IP, IO, 5.000%, 08/15/40	1,543
6,940	Series 3739, Class LI, IO, 4.000%, 03/15/34	936
4,986	Series 3740, Class SC, IF, IO, 5.793%, 10/15/40	882
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,492
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,554
7,511	Series 3759, Class HI, IO, 4.000%, 08/15/37	1,322
5,758	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,049
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,697
9,792	Series 3819, Class ZQ, 6.000%, 04/15/36	11,374
2,854	Series 3895, Class WA, 5.695%, 10/15/38	3,204
2,000	Series R004, Class VG, 6.000%, 08/15/21	2,169

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,880	Series R006, Class ZA, 6.000%, 04/15/36	7,992
5,887	Series R007, Class ZA, 6.000%, 05/15/36	6,869
547	Series R012, Class AI, IO, 5.500%, 12/15/20	23
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 1, Class B, IO, 8.000%, 10/15/18	1
1	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
15	Series 134, Class B, IO, 9.000%, 04/01/22	3
2,445	Series 191, Class IO, IO, 8.000%, 01/01/28	567
2,918	Series 233, Class 11, IO, 5.000%, 09/15/35	425
1,627	Series 233, Class 12, IO, 5.000%, 09/15/35	234
3,950	Series 233, Class 13, IO, 5.000%, 09/15/35	571
9,080	Series 239, Class S30, IF, IO, 7.493%, 08/15/36	1,326
1,383	Series 243, Class 16, IO, 4.500%, 11/15/20	131
2,243	Series 243, Class 17, IO, 4.500%, 12/15/20	221
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
453	Series T-41, Class 3A, VAR, 7.010%, 07/25/32 (m)	523
1,686	Series T-42, Class A5, 7.500%, 02/25/42	2,035
101	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	116
119	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	141
2,709	Series T-54, Class 2A, 6.500%, 02/25/43	3,061
1,334	Series T-54, Class 3A, 7.000%, 02/25/43	1,548
2,499	Series T-56, Class A5, 5.231%, 05/25/43	2,718
249	Series T-58, Class APO, PO, 09/25/43	208
247	Series T-59, Class 1AP, PO, 10/25/43	186
6,827	Series T-76, Class 2A, VAR, 4.787%, 10/25/37	7,032
	Federal National Mortgage Association - ACES,
4,000	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,463
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,797
9,480	Series 2011-M2, Class A3, 3.764%, 07/25/21	9,622
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,069
	Federal National Mortgage Association Grantor Trust,
43	Series 2001-T10, Class PO, PO, 12/25/41	40
1,002	Series 2001-T12, Class A2, 7.500%, 08/25/41	1,097
1,193	Series 2001-T7, Class A1, 7.500%, 02/25/41	1,393
381	Series 2002-T16, Class A2, 7.000%, 07/25/42	444
692	Series 2002-T19, Class A2, 7.000%, 07/25/42	795
471	Series 2002-T4, Class A2, 7.000%, 12/25/41	541
1,295	Series 2002-T4, Class A3, 7.500%, 12/25/41	1,494
1,064	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,196
830	Series 2004-T3, Class PT1, VAR, 9.270%, 01/25/44	973

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
		Federal National Mortgage Association REMICS,
70		Series 1988-7, Class Z, 9.250%, 04/25/18	78
4		Series 1988-11, Class D, PO, 05/25/18	4
388		Series 1988-21, Class G, 9.500%, 08/25/18	453
4		Series 1988-29, Class B, 9.500%, 12/25/18	4
1		Series 1989-19, Class A, 10.300%, 04/25/19	1
5		Series 1989-21, Class G, 10.450%, 04/25/19	5
18		Series 1989-27, Class Y, 6.900%, 06/25/19	20
16		Series 1989-70, Class G, 8.000%, 10/25/19	19
9		Series 1989-78, Class H, 9.400%, 11/25/19	11
6		Series 1989-89, Class H, 9.000%, 11/25/19	7
5		Series 1990-60, Class K, 5.500%, 06/25/20	6
4		Series 1990-93, Class G, 5.500%, 08/25/20	5
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
42		Series 1990-102, Class J, 6.500%, 08/25/20	46
5		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	8
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	6
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
285		Series 1991-44, Class G, 8.500%, 05/25/21	344
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	2
11		Series 1992-101, Class J, 7.500%, 06/25/22	11
259		Series 1992-188, Class PZ, 7.500%, 10/25/22	298
288		Series 1993-25, Class J, 7.500%, 03/25/23	332
129		Series 1993-27, Class S, IF, 9.376%, 02/25/23	151
60		Series 1993-31, Class K, 7.500%, 03/25/23	69
543		Series 1993-54, Class Z, 7.000%, 04/25/23	618
29		Series 1993-62, Class SA, IF, 17.411%, 04/25/23	39
28		Series 1993-97, Class FA, VAR, 1.500%, 05/25/23	29
7		Series 1993-108, Class D, PO, 02/25/23	7
69		Series 1993-162, Class F, VAR, 1.200%, 08/25/23	70
11		Series 1993-165, Class SD, IF, 12.018%, 09/25/23	14
46		Series 1993-167, Class GA, 7.000%, 09/25/23	47
106		Series 1993-179, Class SB, HB, IF, 23.896%, 10/25/23	162
105		Series 1993-220, Class SG, IF, 15.500%, 11/25/13	117

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	149

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
28	Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	35
22	Series 1993-228, Class G, PO, 09/25/23	19
17	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	17
321	Series 1993-250, Class Z, 7.000%, 12/25/23	344
84	Series 1993-257, Class C, PO, 06/25/23	81
1,446	Series 1994-26, Class J, PO, 01/25/24	1,266
169	Series 1994-37, Class L, 6.500%, 03/25/24	198
42	Series 1995-2, Class Z, 8.500%, 01/25/25	50
353	Series 1996-14, Class SE, IF, IO, 7.780%, 08/25/23	67
17	Series 1996-59, Class J, 6.500%, 08/25/22	19
117	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
31	Series 1997-24, Class Z, 8.000%, 04/18/27	37
31	Series 1997-27, Class J, 7.500%, 04/18/27	34
561	Series 1997-46, Class Z, 7.500%, 06/17/27	646
28	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	6
1,463	Series 1998-30, Class ZA, 6.500%, 05/20/28	1,692
60	Series 1998-36, Class J, 6.000%, 07/18/28	65
523	Series 1998-36, Class ZB, 6.000%, 07/18/28	592
219	Series 1998-43, Class SA, IF, IO, 17.097%, 04/25/23	95
178	Series 1999-57, Class Z, 7.500%, 12/25/19	202
179	Series 1999-62, Class PB, 7.500%, 12/18/29	209
645	Series 2000-18, Class EC, PO, 10/25/23	601
27	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
1,318	Series 2001-4, Class ZA, 6.500%, 03/25/31	1,513
75	Series 2001-5, Class OW, 6.000%, 03/25/16	78
153	Series 2001-7, Class PF, 7.000%, 03/25/31	179
275	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	61
277	Series 2001-36, Class DE, 7.000%, 08/25/31	325
916	Series 2001-38, Class FB, VAR, 0.718%, 08/25/31	924
176	Series 2001-44, Class PD, 7.000%, 09/25/31	207
314	Series 2001-44, Class PU, 7.000%, 09/25/31	368
495	Series 2001-49, Class LZ, 8.500%, 07/25/31	596
173	Series 2001-52, Class XN, 6.500%, 11/25/15	187
1,026	Series 2001-53, Class FX, VAR, 0.568%, 10/25/31	1,029
819	Series 2001-61, Class Z, 7.000%, 11/25/31	959
335	Series 2001-71, Class QE, 6.000%, 12/25/16	360
192	Series 2001-72, Class SX, IF, 16.957%, 12/25/31	230

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
175	Series 2001-74, Class MB, 6.000%, 12/25/16	189
201	Series 2002-1, Class HC, 6.500%, 02/25/22	216
106	Series 2002-1, Class SA, HB, IF, 24.478%, 02/25/32	168
168	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	261
348	Series 2002-3, Class PG, 5.500%, 02/25/17	369
679	Series 2002-7, Class FD, VAR, 0.918%, 04/25/29	683
139	Series 2002-9, Class ST, IF, 18.796%, 03/25/17	170
1,064	Series 2002-11, Class QG, 5.500%, 03/25/17	1,139
994	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	46
62	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	68
1,271	Series 2002-18, Class PC, 5.500%, 04/25/17	1,325
331	Series 2002-19, Class PE, 6.000%, 04/25/17	356
1,965	Series 2002-30, Class Z, 6.000%, 05/25/32	2,217
121	Series 2002-37, Class Z, 6.500%, 06/25/32	140
2,482	Series 2002-42, Class C, 6.000%, 07/25/17	2,691
4,006	Series 2002-50, Class ZA, 6.000%, 05/25/31	4,538
738	Series 2002-55, Class QE, 5.500%, 09/25/17	809
2,223	Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	2,400
955	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,033
425	Series 2002-63, Class KC, 5.000%, 10/25/17	458
460	Series 2002-63, Class LB, 5.500%, 10/25/17	497
1,509	Series 2002-71, Class KM, 5.000%, 11/25/17	1,627
381	Series 2002-77, Class S, IF, 14.083%, 12/25/32	458
1,164	Series 2002-81, Class JO, PO, 04/25/32	1,123
18	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
823	Series 2002-95, Class XD, 5.000%, 01/25/18	894
610	Series 2003-7, Class A1, 6.500%, 12/25/42	711
2,276	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	416
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,101
514	Series 2003-23, Class CS, IF, IO, 7.882%, 05/25/31	27
2,060	Series 2003-26, Class XS, IF, IO, 6.832%, 03/25/23	284
582	Series 2003-27, Class DW, 4.500%, 04/25/17	594
3,622	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	785
186	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	33
2,408	Series 2003-41, Class PE, 5.500%, 05/25/23	2,733

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,435	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	715
551	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	33
126	Series 2003-52, Class SX, HB, IF, 22.295%, 10/25/31	189
819	Series 2003-55, Class CD, 5.000%, 06/25/23	877
17	Series 2003-60, Class NJ, 5.000%, 07/25/21	17
47	Series 2003-67, Class VQ, 7.000%, 01/25/19	47
368	Series 2003-68, Class QP, 3.000%, 07/25/22	375
2,263	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	230
1,902	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	327
193	Series 2003-73, Class GA, 3.500%, 05/25/31	198
433	Series 2003-73, Class HF, VAR, 0.668%, 01/25/31	433
149	Series 2003-73, Class PB, 4.500%, 08/25/18	151
131	Series 2003-74, Class SH, IF, 9.777%, 08/25/33	134
1,413	Series 2003-76, Class SH, IF, 13.763%, 09/25/31	1,645
49	Series 2003-79, Class NM, 4.000%, 05/25/22	50
2,083	Series 2003-80, Class SY, IF, IO, 7.432%, 06/25/23	246
1,036	Series 2003-81, Class LC, 4.500%, 09/25/18	1,122
2,841	Series 2003-83, Class PG, 5.000%, 06/25/23	3,084
239	Series 2003-86, Class PX, 4.500%, 02/25/17	244
1,318	Series 2003-86, Class ZA, 5.500%, 09/25/33	1,485
1,000	Series 2003-88, Class TH, 4.500%, 09/25/18	1,085
319	Series 2003-91, Class SD, IF, 12.136%, 09/25/33	371
99	Series 2003-92, Class SH, IF, 9.234%, 09/25/18	102
3,860	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,595
180	Series 2003-106, Class PO, PO, 08/25/17	170
500	Series 2003-106, Class US, IF, 8.747%, 11/25/23	509
3,985	Series 2003-106, Class WE, 4.500%, 11/25/22	4,283
1,626	Series 2003-116, Class SB, IF, IO, 7.382%, 11/25/33	345
2,070	Series 2003-117, Class JB, 3.500%, 06/25/33	2,182
3,000	Series 2003-120, Class BL, 3.500%, 12/25/18	3,163
777	Series 2003-122, Class TE, 5.000%, 12/25/22	849
357	Series 2003-128, Class KE, 4.500%, 01/25/14	368
492	Series 2003-130, Class SX, IF, 11.192%, 01/25/34	556

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
331	Series 2003-131, Class SK, IF, 15.763%, 01/25/34	415
322	Series 2003-132, Class OA, PO, 08/25/33	295
952	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	122
1,397	Series 2004-4, Class QI, IF, IO, 6.882%, 06/25/33	272
349	Series 2004-4, Class QM, IF, 13.763%, 06/25/33	431
798	Series 2004-10, Class SC, HB, IF, 27.726%, 02/25/34	1,159
580	Series 2004-14, Class SD, IF, 8.747%, 03/25/34	588
887	Series 2004-17, Class H, 5.500%, 04/25/34	981
991	Series 2004-21, Class CO, PO, 04/25/34	863
405	Series 2004-22, Class A, 4.000%, 04/25/19	415
754	Series 2004-25, Class PB, 5.500%, 05/25/32	772
777	Series 2004-25, Class PC, 5.500%, 01/25/34	872
1,008	Series 2004-25, Class SA, IF, 18.924%, 04/25/34	1,390
1,370	Series 2004-27, Class HB, 4.000%, 05/25/19	1,476
3,350	Series 2004-28, Class PF, VAR, 0.618%, 03/25/34	3,346
606	Series 2004-36, Class PB, 5.500%, 05/25/32	622
846	Series 2004-36, Class SA, IF, 18.924%, 05/25/34	1,174
288	Series 2004-36, Class SN, IF, 13.763%, 07/25/33	362
1,341	Series 2004-46, Class EP, PO, 03/25/34	1,216
1,366	Series 2004-46, Class HS, IF, IO, 5.782%, 05/25/30	61
451	Series 2004-46, Class QB, HB, IF, 23.126%, 05/25/34	673
367	Series 2004-46, Class SK, IF, 15.899%, 05/25/34	469
186	Series 2004-51, Class SY, IF, 13.803%, 07/25/34	227
1,413	Series 2004-53, Class NC, 5.500%, 07/25/24	1,513
806	Series 2004-59, Class BG, PO, 12/25/32	726
222	Series 2004-61, Class CO, PO, 10/25/31	217
269	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	295
82	Series 2004-92, Class JO, PO, 12/25/34	78
2,527	Series 2005-7, Class LO, PO, 02/25/35	2,112
546	Series 2005-13, Class FL, VAR, 0.618%, 03/25/35	543
271	Series 2005-14, Class BA, 4.500%, 04/25/19	281

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	151

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
421	Series 2005-15, Class MO, PO, 03/25/35	358
675	Series 2005-45, Class BG, 4.500%, 06/25/25	689
4,945	Series 2005-47, Class AK, 5.000%, 06/25/20	5,467
382	Series 2005-52, Class PA, 6.500%, 06/25/35	417
2,174	Series 2005-56, Class S, IF, IO, 6.492%, 07/25/35	366
2,224	Series 2005-57, Class EG, VAR, 0.518%, 03/25/35	2,218
387	Series 2005-58, Class PO, PO, 07/25/35	296
522	Series 2005-66, Class SG, IF, 16.829%, 07/25/35	614
3,608	Series 2005-66, Class SV, IF, IO, 6.532%, 07/25/35	676
1,250	Series 2005-67, Class HG, 5.500%, 01/25/35	1,404
1,027	Series 2005-68, Class BC, 5.250%, 06/25/35	1,132
2,079	Series 2005-68, Class PG, 5.500%, 08/25/35	2,342
268	Series 2005-70, Class KI, IO, 5.500%, 08/25/35	11
462	Series 2005-73, Class PS, IF, 16.154%, 08/25/35	547
1,773	Series 2005-74, Class SK, IF, 19.529%, 05/25/35	2,482
1,707	Series 2005-84, Class XM, 5.750%, 10/25/35	1,901
2,000	Series 2005-87, Class NH, 5.000%, 10/25/25	2,237
173	Series 2005-88, Class QO, PO, 11/25/33	171
758	Series 2005-90, Class AO, PO, 10/25/35	722
2,069	Series 2005-90, Class ES, IF, 16.329%, 10/25/35	2,450
1,476	Series 2005-90, Class PO, PO, 09/25/35	1,399
1,500	Series 2005-100, Class BQ, 5.500%, 11/25/25	1,693
718	Series 2005-103, Class SC, IF, 10.868%, 07/25/35	799
1,413	Series 2005-106, Class US, HB, IF, 23.766%, 11/25/35	2,128
1,097	Series 2005-109, Class PB, 6.000%, 01/25/34	1,141
2,162	Series 2005-110, Class GJ, 5.500%, 11/25/30	2,259
2,739	Series 2005-110, Class GK, 5.500%, 08/25/34	3,064
1,254	Series 2005-110, Class MJ, 5.500%, 01/25/33	1,303
2,397	Series 2005-110, Class MN, 5.500%, 06/25/35	2,719
1,059	Series 2005-116, Class PB, 6.000%, 04/25/34	1,144
2,174	Series 2005-118, Class ME, 6.000%, 01/25/32	2,203
6,000	Series 2005-118, Class PN, 6.000%, 01/25/32	6,425

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,625	Series 2005-123, Class FG, VAR, 0.668%, 07/25/34	1,614
632	Series 2006-15, Class OT, PO, 01/25/36	598
1,011	Series 2006-16, Class FC, VAR, 0.518%, 03/25/36	1,008
2,028	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,299
699	Series 2006-23, Class KO, PO, 04/25/36	658
2,024	Series 2006-27, Class OH, PO, 04/25/36	1,893
1,117	Series 2006-33, Class ZB, 6.000%, 05/25/36	1,233
2,500	Series 2006-35, Class GD, 6.000%, 12/25/34	2,802
2,054	Series 2006-39, Class WC, 5.500%, 01/25/36	2,307
727	Series 2006-42, Class CF, VAR, 0.668%, 06/25/36	727
3,126	Series 2006-43, Class VB, 6.500%, 10/25/17	3,320
825	Series 2006-44, Class FP, VAR, 0.618%, 06/25/36	823
1,643	Series 2006-44, Class GO, PO, 06/25/36	1,499
4,958	Series 2006-44, Class P, PO, 12/25/33	4,495
1,712	Series 2006-46, Class UC, 5.500%, 12/25/35	1,924
1,031	Series 2006-50, Class JO, PO, 06/25/36	922
1,734	Series 2006-50, Class PS, PO, 06/25/36	1,561
3,130	Series 2006-53, Class US, IF, IO, 6.362%, 06/25/36	465
1,710	Series 2006-56, Class FC, VAR, 0.508%, 07/25/36	1,705
1,987	Series 2006-56, Class FT, VAR, 0.968%, 07/25/36	1,892
700	Series 2006-58, Class AP, PO, 07/25/36	650
829	Series 2006-58, Class FL, VAR, 0.678%, 07/25/36	830
1,719	Series 2006-58, Class PO, PO, 07/25/36	1,551
139	Series 2006-59, Class CO, PO, 08/25/35	136
2,468	Series 2006-59, Class QO, PO, 01/25/33	2,316
959	Series 2006-60, Class DO, PO, 04/25/35	886
1,398	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,660
680	Series 2006-65, Class QO, PO, 07/25/36	620
1,209	Series 2006-72, Class GO, PO, 08/25/36	1,090
744	Series 2006-72, Class HO, PO, 08/25/26	687
1,137	Series 2006-72, Class TO, PO, 08/25/36	1,053
6,848	Series 2006-77, Class PC, 6.500%, 08/25/36	8,028
1,847	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,166
1,104	Series 2006-79, Class DO, PO, 08/25/36	1,007
1,053	Series 2006-86, Class OB, PO, 09/25/36	964
989	Series 2006-90, Class AO, PO, 09/25/36	916
6,456	Series 2006-94, Class GI, IF, IO, 6.432%, 10/25/26	988

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
270	Series 2006-94, Class GK, HB, IF, 32.158%, 10/25/26	407
1,000	Series 2006-102, Class MD, 6.000%, 01/25/35	1,114
1,186	Series 2006-110, Class PO, PO, 11/25/36	1,088
504	Series 2006-111, Class EO, PO, 11/25/36	452
1,331	Series 2006-113, Class PO, PO, 07/25/36	1,269
1,287	Series 2006-115, Class OK, PO, 12/25/36	1,117
3,050	Series 2006-117, Class GS, IF, IO, 6.432%, 12/25/36	460
724	Series 2006-118, Class A2, VAR, 0.278%, 12/25/36	715
1,107	Series 2006-119, Class PO, PO, 12/25/36	1,007
1,981	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	401
2,264	Series 2006-120, Class PF, VAR, 0.468%, 12/25/36	2,257
1,960	Series 2006-126, Class AO, PO, 01/25/37	1,761
2,509	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	439
290	Series 2007-1, Class SD, HB, IF, 37.690%, 02/25/37	454
1,935	Series 2007-7, Class SG, IF, IO, 6.282%, 08/25/36	276
6,088	Series 2007-14, Class ES, IF, IO, 6.222%, 03/25/37	891
1,233	Series 2007-14, Class OP, PO, 03/25/37	1,123
461	Series 2007-15, Class NO, PO, 03/25/22	432
1,876	Series 2007-16, Class FC, VAR, 0.968%, 03/25/37	1,869
2,841	Series 2007-16, Class FM, VAR, 0.448%, 03/25/37	2,823
3,283	Series 2007-18, Class BD, 5.750%, 05/25/36	3,713
1,686	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,996
1,824	Series 2007-22, Class SC, IF, IO, 5.862%, 03/25/37	257
1,500	Series 2007-24, Class GW, 5.500%, 03/25/29	1,663
275	Series 2007-39, Class EF, VAR, 0.468%, 05/25/37	274
596	Series 2007-43, Class FL, VAR, 0.518%, 05/25/37	592
1,500	Series 2007-47, Class PC, 5.000%, 07/25/33	1,554
2,151	Series 2007-54, Class FA, VAR, 0.618%, 06/25/37	2,148
4,450	Series 2007-54, Class WI, IF, IO, 5.882%, 06/25/37	639
2,445	Series 2007-60, Class AX, IF, IO, 6.932%, 07/25/37	448

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,500	Series 2007-61, Class PC, 5.500%, 07/25/34	2,725
4,000	Series 2007-63, Class PC, 5.500%, 07/25/36	4,446
1,866	Series 2007-64, Class FB, VAR, 0.588%, 07/25/37	1,864
6,148	Series 2007-65, Class KI, IF, IO, 6.402%, 07/25/37	888
11,917	Series 2007-72, Class EK, IF, IO, 6.182%, 07/25/37	1,736
1,981	Series 2007-75, Class EO, PO, 01/25/36	1,874
2,554	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,992
2,513	Series 2007-77, Class FG, VAR, 0.718%, 03/25/37	2,517
1,500	Series 2007-78, Class CB, 6.000%, 08/25/37	1,711
1,907	Series 2007-79, Class PB, 5.000%, 04/25/29	1,935
313	Series 2007-79, Class SB, HB, IF, 23.216%, 08/25/37	440
857	Series 2007-88, Class VI, IF, IO, 6.322%, 09/25/37	143
2,694	Series 2007-91, Class ES, IF, IO, 6.242%, 10/25/37	470
262	Series 2007-97, Class MS, IF, 14.266%, 12/25/31	272
684	Series 2007-98, Class VA, 6.000%, 11/25/17	733
5,153	Series 2007-100, Class SM, IF, IO, 6.232%, 10/25/37	825
5,296	Series 2007-101, Class A2, VAR, 0.468%, 06/27/36	5,283
751	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	803
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	8,116
6,441	Series 2007-112, Class SA, IF, IO, 6.232%, 12/25/37	936
8,000	Series 2007-114, Class A6, VAR, 0.418%, 10/27/37	7,950
5,390	Series 2007-116, Class HI, IO, VAR, 6.413%, 01/25/38	399
218	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	36
4,517	Series 2008-1, Class BI, IF, IO, 5.692%, 02/25/38	613
1,541	Series 2008-10, Class XI, IF, IO, 6.012%, 03/25/38	221
1,281	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	123
3,962	Series 2008-16, Class IS, IF, IO, 5.982%, 03/25/38	518

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	153

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,311	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	231
2,982	Series 2008-20, Class SA, IF, IO, 6.772%, 03/25/38	537
2,741	Series 2008-24, Class PF, VAR, 0.868%, 02/25/38	2,756
1,068	Series 2008-27, Class SN, IF, IO, 6.682%, 04/25/38	192
1,676	Series 2008-32, Class SA, IF, IO, 6.632%, 04/25/38	286
9,133	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	23
4,397	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	49
3,562	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	252
457	Series 2008-44, Class PO, PO, 05/25/38	393
3,008	Series 2008-47, Class SI, IF, IO, 6.282%, 06/25/23	364
6,000	Series 2008-51, Class BC, 4.500%, 06/25/23	6,513
1,666	Series 2008-53, Class CI, IF, IO, 6.982%, 07/25/38	271
310	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	16
2,000	Series 2008-70, Class BY, 4.000%, 08/25/23	2,178
2,161	Series 2008-76, Class GF, VAR, 0.868%, 09/25/23	2,179
734	Series 2008-80, Class GP, 6.250%, 09/25/38	828
2,998	Series 2008-80, Class SA, IF, IO, 5.632%, 09/25/38	384
1,329	Series 2008-81, Class SB, IF, IO, 5.632%, 09/25/38	186
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,302
685	Series 2009-4, Class BD, 4.500%, 02/25/39	725
1,396	Series 2009-6, Class GS, IF, IO, 6.332%, 02/25/39	216
3,162	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	348
2,591	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	240
982	Series 2009-12, Class NI, IO, 5.500%, 08/25/22	57
1,761	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	94
4,848	Series 2009-17, Class QS, IF, IO, 6.432%, 03/25/39	701
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	851
994	Series 2009-47, Class MT, 7.000%, 07/25/39	1,122

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,839	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	557
2,621	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,911
554	Series 2009-63, Class P, 5.000%, 03/25/37	597
942	Series 2009-69, Class PO, PO, 09/25/39	854
749	Series 2009-79, Class UA, 7.000%, 03/25/38	860
3,920	Series 2009-84, Class WS, IF, IO, 5.682%, 10/25/39	503
3,856	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	655
3,735	Series 2009-86, Class OT, PO, 10/25/37	3,247
7,579	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	528
2,041	Series 2009-92, Class AD, 6.000%, 11/25/39	2,274
2,302	Series 2009-99, Class SC, IF, IO, 5.962%, 12/25/39	301
1,613	Series 2009-99, Class WA, VAR, 6.303%, 12/25/39	1,857
6,726	Series 2009-103, Class MB, 4.000%, 12/25/39	7,163
4,590	Series 2009-112, Class ST, IF, IO, 6.032%, 01/25/40	530
10,460	Series 2009-113, Class LB, VAR, 5.831%, 01/25/40	11,709
5,480	Series 2010-1, Class WA, VAR, 6.153%, 02/25/40 (m)	6,232
4,477	Series 2010-9, Class MB, 5.000%, 05/25/32	4,979
3,209	Series 2010-16, Class WA, VAR, 6.442%, 03/25/40	3,700
6,033	Series 2010-16, Class WB, VAR, 6.215%, 03/25/40	6,886
3,813	Series 2010-23, Class KS, IF, IO, 6.882%, 02/25/40	603
4,811	Series 2010-35, Class SB, IF, IO, 6.202%, 04/25/40	583
1,374	Series 2010-39, Class OT, PO, 10/25/35	1,252
2,640	Series 2010-40, Class FJ, 0.818%, 04/25/40	2,649
2,932	Series 2010-42, Class S, IF, IO, 6.182%, 05/25/40	358
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,183
2,263	Series 2010-47, Class AV, 5.000%, 05/25/21	2,506
2,646	Series 2010-49, Class SC, IF, 12.223%, 03/25/40	3,082
1,752	Series 2010-61, Class WA, VAR, 5.950%, 06/25/40	1,957
10,786	Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	11,674

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
7,673		Series 2010-68, Class SA, IF, IO, 4.782%, 07/25/40	1,038
644		Series 2010-102, Class HZ, 4.000%, 09/25/50	639
11,704		Series 2010-103, Class SB, IF, IO, 5.882%, 11/25/49	1,640
13,364		Series 2010-111, Class AE, 5.500%, 04/25/38	14,227
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,230
8,364		Series 2010-111, Class WA, VAR, 6.031%, 10/25/40	9,349
7,580		Series 2010-125, Class SA, IF, IO, 4.222%, 11/25/40	719
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	2,836
5,657		Series 2010-133, Class A, 5.500%, 05/25/38	6,054
3,841		Series 2010-148, Class MA, 4.000%, 02/25/39	4,124
3,254		Series 2011-2, Class WA, VAR, 5.728%, 02/25/51	3,584
1,949		Series 2011-18, Class VN, 4.000%, 10/25/25	2,097
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,893
11,445		Series 2011-30, Class LS, IO, VAR, 4.835%, 04/25/41	900
2,776		Series 2011-43, Class WA, VAR, 5.889%, 05/25/51	3,008
3,041		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,464
9,228		Series 2011-58, Class WA, 5.419%, 07/25/51	10,208
1,423		Series 2011-75, Class FA, VAR, 0.768%, 08/25/41	1,424
102		Series G92-7, Class JQ, 8.500%, 01/25/22	127
20		Series G92-12, Class B, 7.700%, 02/25/22	23
31		Series G92-14, Class Z, 7.000%, 02/25/22	34
—	(h)	Series G92-15, Class Z, 7.000%, 01/25/22	—	(h)
—	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	16
22		Series G92-42, Class Z, 7.000%, 07/25/22	24
623		Series G92-44, Class ZQ, 8.000%, 07/25/22	710
116		Series G92-54, Class ZQ, 7.500%, 09/25/22	131
207		Series G92-61, Class Z, 7.000%, 10/25/22	251
21		Series G92-62, Class B, PO, 10/25/22	18
137		Series G93-1, Class KA, 7.900%, 01/25/23	157
92		Series G93-17, Class SI, IF, 6.000%, 04/25/23	95
735		Series G94-7, Class PJ, 7.500%, 05/17/24	896
125		Series G97-2, Class ZA, 8.500%, 02/17/27	146
		Federal National Mortgage Association STRIPS,
9		Series 23, Class 2, IO, 10.000%, 09/01/17	2
7		Series 59, Class 2, IO, 9.500%, 07/01/17	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
487	Series 213, Class 2, IO, 8.000%, 03/01/23	105
16	Series 265, Class 2, 9.000%, 03/01/24	19
34	Series 285, Class 1, PO, 02/01/27	31
1,070	Series 293, Class 1, PO, 12/01/24	1,009
835	Series 331, Class 13, IO, 7.000%, 02/01/33	219
2,147	Series 339, Class 18, IO, 4.500%, 07/01/18	191
2,133	Series 339, Class 21, IO, 4.500%, 07/01/18	179
1,815	Series 339, Class 28, IO, 5.500%, 07/01/18	189
3,839	Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	352
932	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	114
1,431	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	184
2,033	Series 356, Class 3, IO, 5.000%, 01/01/35	286
3,188	Series 356, Class 39, IO, 5.000%, 01/01/20	358
3,081	Series 365, Class 8, IO, 5.500%, 05/01/36	545
585	Series 368, Class 3, IO, 4.500%, 11/01/20	51
1,151	Series 374, Class 5, IO, 5.500%, 08/01/36	199
3,546	Series 383, Class 32, IO, 6.000%, 01/01/38	558
423	Series 393, Class 6, IO, 5.500%, 04/25/37	51
	Federal National Mortgage Association Whole Loan,
2,002	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	2,386
382	Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	419
9,264	Series 2002-W10, Class IO, IO, VAR, 0.975%, 08/25/42	176
590	Series 2003-W1, Class 1A1, VAR, 6.333%, 12/25/42	702
339	Series 2003-W1, Class 2A, VAR, 7.181%, 12/25/42	402
650	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	717
585	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	674
122	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	136
592	Series 2003-W8, Class 2A, 7.000%, 10/25/42	684
673	Series 2003-W8, Class 3F1, VAR, 0.618%, 05/25/42	668
894	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,044
1,378	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,546

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	155

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,177	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,363
2,299	Series 2005-W3, Class 2AF, VAR, 0.438%, 03/25/45	2,288
974	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,093
4,191	Series 2005-W4, Class 3A, VAR, 2.908%, 06/25/35	4,389
1,284	Series 2006-W2, Class 1AF1, VAR, 0.438%, 02/25/36	1,278
858	Series 2006-W3, Class 1AF1, VAR, 0.458%, 10/25/46	854
1,031	Series 2006-W3, Class 2A, 6.000%, 09/25/46	1,152
12,811	Series 2007-W1, Class 1AF1, VAR, 0.478%, 11/25/46 (m)	12,768
3,571	Series 2007-W2, Class 1A1, VAR, 0.538%, 03/25/37	3,527
2,020	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	2,229
325	Series 2007-W7, Class 1A4, HB, IF, 37.870%, 07/25/37	563
6,914	Series 2009-W1, Class A, 6.000%, 12/25/49	7,757
	Government National Mortgage Association,
93	Series 1994-4, Class KQ, 7.988%, 07/16/24	108
1,418	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,644
204	Series 1996-16, Class E, 7.500%, 08/16/26 (m)	234
41	Series 1997-2, Class E, 7.500%, 02/20/27	48
47	Series 1997-11, Class D, 7.500%, 07/20/27	55
83	Series 1998-26, Class K, 7.500%, 09/17/25	97
465	Series 1999-4, Class ZB, 6.000%, 02/20/29	520
148	Series 1999-41, Class Z, 8.000%, 11/16/29	173
18	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	19
88	Series 1999-44, Class PC, 7.500%, 12/20/29	102
412	Series 1999-44, Class ZG, 8.000%, 12/20/29	482
247	Series 2000-6, Class Z, 7.500%, 02/20/30	280
383	Series 2000-7, Class ST, HB, IF, 38.559%, 01/16/30	776
171	Series 2000-9, Class Z, 8.000%, 06/20/30	200
963	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,191
709	Series 2000-10, Class ZP, 7.500%, 02/16/30	786
379	Series 2000-12, Class ST, HB, IF, 38.559%, 02/16/30	769
95	Series 2000-16, Class ZN, 7.500%, 02/16/30	102
875	Series 2000-21, Class Z, 9.000%, 03/16/30	1,098
135	Series 2000-26, Class Z, 7.750%, 09/20/30	156

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
52	Series 2000-36, Class HC, 7.330%, 11/20/30	61
29	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	9
149	Series 2000-38, Class AH, 7.150%, 12/20/30	180
1,566	Series 2001-21, Class PE, 6.500%, 05/16/31	1,877
264	Series 2001-31, Class SJ, HB, IF, 27.254%, 02/20/31	466
20	Series 2001-32, Class WA, IF, 19.592%, 07/20/31	29
184	Series 2001-35, Class SA, IF, IO, 8.042%, 08/16/31	51
164	Series 2001-36, Class S, IF, IO, 7.842%, 08/16/31	44
955	Series 2001-53, Class SR, IF, IO, 7.937%, 10/20/31	112
60	Series 2001-55, Class SF, HB, IF, 25.535%, 11/20/31	100
777	Series 2002-4, Class TD, 7.000%, 01/20/32	945
185	Series 2002-7, Class PG, 6.500%, 01/20/32	219
723	Series 2002-24, Class AG, IF, IO, 7.742%, 04/16/32	174
190	Series 2002-24, Class SB, IF, 11.613%, 04/16/32	232
557	Series 2002-24, Class Z, 8.500%, 04/16/32	648
1,440	Series 2002-31, Class SE, IF, IO, 7.292%, 04/16/30	306
59	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	63
476	Series 2002-40, Class UK, 6.500%, 06/20/32	554
133	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	147
283	Series 2002-45, Class QE, 6.500%, 06/20/32	332
348	Series 2002-47, Class PG, 6.500%, 07/16/32	407
47	Series 2002-51, Class SG, HB, IF, 31.577%, 04/20/31	89
185	Series 2002-54, Class GB, 6.500%, 08/20/32	212
249	Series 2002-69, Class PO, PO, 02/20/32	236
112	Series 2002-70, Class AV, 6.000%, 03/20/12	112
413	Series 2002-70, Class PS, IF, IO, 7.487%, 08/20/32	51
653	Series 2002-92, Class TK, IO, 5.500%, 05/16/31	19
260	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	14
272	Series 2003-4, Class NY, 5.500%, 12/20/13	285
486	Series 2003-8, Class PO, PO, 01/16/32	463
1,660	Series 2003-11, Class SK, IF, IO, 7.492%, 02/16/33	382

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	724
43	Series 2003-24, Class PO, PO, 03/16/33	35
504	Series 2003-34, Class TO, PO, 02/16/32	482
1,571	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	298
2,231	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	255
1,796	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,090
458	Series 2003-76, Class LS, IF, IO, 6.987%, 09/20/31	33
100	Series 2003-90, Class PO, PO, 10/20/33	84
1,489	Series 2003-112, Class SA, IF, IO, 6.342%, 12/16/33	282
6,000	Series 2003-112, Class TS, IF, IO, 6.737%, 10/20/32	1,032
4,378	Series 2004-11, Class SW, IF, IO, 5.287%, 02/20/34	548
292	Series 2004-15, Class SA, IF, 19.077%, 12/20/32	369
272	Series 2004-28, Class S, IF, 19.090%, 04/16/34	382
700	Series 2004-34, Class SZ, IF, 7.500%, 02/20/34	707
578	Series 2004-46, Class AO, PO, 06/20/34	491
3,570	Series 2004-59, Class SG, IF, IO, 6.287%, 07/20/34	566
825	Series 2004-68, Class PO, PO, 05/20/31	780
191	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	187
279	Series 2004-73, Class AE, IF, 14.425%, 08/17/34	345
4,336	Series 2004-73, Class JL, IF, IO, 6.342%, 09/16/34	796
1,142	Series 2004-85, Class PO, PO, 01/17/33	1,063
2,097	Series 2004-90, Class SI, IF, IO, 5.887%, 10/20/34	301
1,750	Series 2005-3, Class SB, IF, IO, 5.887%, 01/20/35	247
3,524	Series 2005-17, Class SL, IF, IO, 6.487%, 07/20/34	623
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	178
281	Series 2005-35, Class FL, VAR, 0.563%, 03/20/32	279
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	1,164

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
895	Series 2005-68, Class DP, IF, 15.932%, 06/17/35	1,068
4,573	Series 2005-68, Class KI, IF, IO, 6.087%, 09/20/35	777
1,152	Series 2005-69, Class SY, IF, IO, 6.537%, 11/20/33	203
1,384	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,624
1,779	Series 2005-85, Class IO, IO, 5.500%, 01/16/35	320
308	Series 2005-93, Class JO, PO, 03/20/31	297
860	Series 2006-16, Class OP, PO, 03/20/36	714
641	Series 2006-34, Class PO, PO, 07/20/36	533
4,552	Series 2006-38, Class SG, IF, IO, 6.437%, 09/20/33	424
2,433	Series 2006-38, Class SW, IF, IO, 6.287%, 06/20/36	315
712	Series 2006-59, Class SD, IF, IO, 6.487%, 10/20/36	111
2,502	Series 2007-9, Class DI, IF, IO, 6.297%, 03/20/37	374
841	Series 2007-17, Class AF, VAR, 0.408%, 04/16/37	836
4,011	Series 2007-17, Class JI, IF, IO, 6.602%, 04/16/37	688
552	Series 2007-17, Class JO, PO, 04/16/37	457
477	Series 2007-25, Class FN, VAR, 0.508%, 05/16/37	474
3,214	Series 2007-26, Class SC, IF, IO, 5.987%, 05/20/37	510
7,802	Series 2007-26, Class SW, IF, IO, 5.987%, 05/20/37	1,232
1,214	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	160
148	Series 2007-28, Class BO, PO, 05/20/37	123
3,390	Series 2007-31, Class AO, PO, 05/16/37	2,732
276	Series 2007-35, Class TO, PO, 04/20/35	265
136	Series 2007-36, Class HO, PO, 06/16/37	114
2,719	Series 2007-36, Class SE, IF, IO, 6.262%, 06/16/37	401
4,353	Series 2007-36, Class SG, IF, IO, 6.257%, 06/20/37	660
2,386	Series 2007-40, Class SD, IF, IO, 6.537%, 07/20/37	363
2,384	Series 2007-42, Class SB, IF, IO, 6.537%, 07/20/37	361
1,015	Series 2007-45, Class QA, IF, IO, 6.427%, 07/20/37	146

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	157

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,303	Series 2007-50, Class AI, IF, IO, 6.562%, 08/20/37	371
462	Series 2007-53, Class SW, IF, 19.566%, 09/20/37	608
2,611	Series 2007-57, Class PO, PO, 03/20/37	2,183
2,275	Series 2007-57, Class QA, IF, IO, 6.287%, 10/20/37	325
2,000	Series 2007-70, Class TA, 5.750%, 08/20/36	2,130
3,194	Series 2007-71, Class SB, IF, IO, 6.487%, 07/20/36	367
4,567	Series 2007-74, Class SL, IF, IO, 6.332%, 11/16/37	768
2,221	Series 2007-76, Class SA, IF, IO, 6.317%, 11/20/37	305
3,346	Series 2007-79, Class SY, IF, IO, 6.337%, 12/20/37	443
1,144	Series 2007-81, Class SP, IF, IO, 6.437%, 12/20/37	160
898	Series 2007-82, Class SA, IF, IO, 6.317%, 12/20/37	123
1,596	Series 2008-2, Class MS, IF, IO, 6.952%, 01/16/38	220
1,145	Series 2008-10, Class S, IF, IO, 5.617%, 02/20/38	150
4,347	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	730
1,044	Series 2008-20, Class PO, PO, 09/20/37	896
1,041	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	120
2,336	Series 2008-25, Class SB, IF, IO, 6.687%, 03/20/38	363
1,093	Series 2008-29, Class PO, PO, 02/17/33	952
2,565	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	377
1,018	Series 2008-33, Class XS, IF, IO, 7.492%, 04/16/38	170
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,741
2,476	Series 2008-36, Class SH, IF, IO, 6.087%, 04/20/38	347
5,983	Series 2008-40, Class SA, IF, IO, 6.192%, 05/16/38	1,208
2,700	Series 2008-41, Class SA, IF, IO, 6.127%, 05/20/38	389
768	Series 2008-47, Class V, 5.500%, 05/16/19	870
1,578	Series 2008-55, Class SA, IF, IO, 5.987%, 06/20/38	231
1,318	Series 2008-60, Class PO, PO, 01/20/38	1,179

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
6,855	Series 2008-62, Class SA, IF, IO, 5.937%, 07/20/38	871
2,732	Series 2008-64, Class ED, 6.500%, 04/20/28	3,020
3,000	Series 2008-65, Class ME, 5.750%, 09/20/37	3,342
749	Series 2008-71, Class SC, IF, IO, 5.787%, 08/20/38	100
1,903	Series 2008-93, Class AS, IF, IO, 5.487%, 12/20/38	241
5,988	Series 2008-95, Class DS, IF, IO, 7.087%, 12/20/38	1,046
1,579	Series 2008-96, Class SL, IF, IO, 5.787%, 12/20/38	198
2,510	Series 2009-6, Class SA, IF, IO, 5.892%, 02/16/39	314
3,687	Series 2009-10, Class SA, IF, IO, 5.737%, 02/20/39	488
2,942	Series 2009-10, Class SL, IF, IO, 6.292%, 03/16/34	364
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,809
1,963	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	344
2,124	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	390
2,956	Series 2009-24, Class DS, IF, IO, 6.087%, 03/20/39	370
1,485	Series 2009-25, Class SE, IF, IO, 7.387%, 09/20/38	261
1,180	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	212
2,000	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	372
1,633	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	151
5,096	Series 2009-42, Class SC, IF, IO, 5.867%, 06/20/39	665
2,623	Series 2009-43, Class SA, IF, IO, 5.737%, 06/20/39	344
846	Series 2009-44, Class VA, 5.500%, 05/16/20	934
5,696	Series 2009-64, Class SN, IF, IO, 5.892%, 07/16/39	714
1,055	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	178
4,555	Series 2009-67, Class SA, IF, IO, 5.842%, 08/16/39	514
5,742	Series 2009-72, Class SM, IF, IO, 6.042%, 08/16/39	753
906	Series 2009-79, Class OK, PO, 11/16/37	767

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,306	Series 2009-83, Class TS, IF, IO, 5.887%, 08/20/39	686
10,937	Series 2009-102, Class SM, IF, IO, 6.192%, 06/16/39	1,374
1,603	Series 2009-104, Class AB, 7.000%, 08/16/39	1,922
4,882	Series 2009-106, Class AS, IF, IO, 6.192%, 11/16/39	623
6,219	Series 2009-106, Class ST, IF, IO, 5.787%, 02/20/38	900
2,755	Series 2009-121, Class VA, 5.500%, 11/20/20	3,152
735	Series 2010-14, Class AO, PO, 12/20/32	648
762	Series 2010-14, Class BO, PO, 11/20/35	647
2,500	Series 2010-14, Class CO, PO, 08/20/35	1,789
6,106	Series 2010-14, Class QP, 6.000%, 12/20/39	6,669
4,074	Series 2010-41, Class WA, VAR, 5.853%, 10/20/33	4,572
2,550	Series 2010-103, Class WA, VAR, 5.767%, 08/20/34	2,882
2,560	Series 2010-129, Class AW, VAR, 6.151%, 04/20/37	2,910
3,419	Series 2010-130, Class CP, 7.000%, 10/16/40	4,044
5,351	Series 2010-157, Class OP, PO, 12/20/40	4,216
5,684	Series 2011-22, Class WA, 5.947%, 02/20/37	6,472
8,260	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	9,365
	NCUA Guaranteed Notes,
7,707	Series 2010-C1, Class APT, 2.650%, 10/29/20	7,997
3,772	Series 2010-R3, Class 1A, VAR, 0.761%, 12/08/20	3,801
1,359	Series 2010-R3, Class 3A, 2.400%, 12/08/20	1,400
	Vendee Mortgage Trust,
6,088	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	6,899
780	Series 1996-1, Class 1Z, 6.750%, 02/15/26	917
441	Series 1996-2, Class 1Z, 6.750%, 06/15/26	518
863	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,022
652	Series 1998-1, Class 2E, 7.000%, 03/15/28	765

		1,137,419

	Non-Agency CMO — 20.8%
	ABN Amro Mortgage Corp.,
74	Series 2003-7, Class A3, 4.500%, 07/25/18	74
12	Series 2003-9, Class A2, 4.500%, 08/25/18	12

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	AH Mortgage Advance Trust,
3,201	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,201
1,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	1,000
	American General Mortgage Loan Trust,
1,503	Series 2006-1, Class A5, VAR, 5.736%, 12/25/35 (e)	1,548
4,000	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,016
3,000	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	3,029
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,377
2,439	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	2,500
1,712	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.100%, 09/25/35	665
	ASG Resecuritization Trust,
1,329	Series 2009-1, Class A60, VAR, 5.218%, 06/26/37 (e)	1,342
1,659	Series 2009-2, Class A55, VAR, 5.367%, 05/24/36 (e)	1,643
1,288	Series 2009-2, Class G60, VAR, 5.345%, 05/24/36 (e)	1,221
4,183	Series 2009-3, Class A65, VAR, 5.235%, 03/26/37 (e)	4,150
4,562	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	4,630
3,232	Series 2010-1, Class A85, VAR, 0.621%, 02/27/36 (e)	3,102
8,018	Series 2010-2, Class A60, VAR, 4.964%, 01/28/37 (e)	8,079
2,603	Series 2010-3, Class 2A22, VAR, 0.395%, 10/28/36 (e)	2,525
657	Series 2010-4, Class 2A20, VAR, 0.344%, 11/28/36 (e)	639
1,056	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	1,114
2,562	Series 2011-1, Class 3A50, VAR, 2.555%, 11/28/35 (e) (f) (i)	2,460
1,851	Series 2011-2, Class A48S, IF, 23.364%, 02/28/36 (e)	2,535
	Banc of America Alternative Loan Trust,
301	Series 2003-3, Class APO, PO, 05/25/33	191
2,156	Series 2003-7, Class 2A4, 5.000%, 09/25/18	2,200
842	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	865

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	159

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
803	Series 2003-11, Class 2A1, 6.000%, 01/25/34	807
408	Series 2003-11, Class PO, PO, 01/25/34	334
1,084	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,139
348	Series 2004-1, Class 5A1, 5.500%, 02/25/19	352
816	Series 2004-6, Class 3A2, 6.000%, 07/25/34	825
4,168	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	709
3,538	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	656
	Banc of America Funding Corp.,
354	Series 2004-1, Class PO, PO, 03/25/34	283
1,632	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,674
117	Series 2004-3, Class 1A7, 5.500%, 10/25/34	118
1,382	Series 2004-C, Class 1A1, VAR, 5.033%, 12/20/34	1,313
1,985	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	218
408	Series 2005-4, Class 30PO, PO, 08/25/35	331
1,139	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,103
153	Series 2005-7, Class 30PO, PO, 11/25/35	120
786	Series 2005-8, Class 30PO, PO, 01/25/36	629
1,709	Series 2005-E, Class 4A1, VAR, 2.772%, 03/20/35	1,537
3,567	Series 2010-R11A, Class 1A6, VAR, 5.421%, 08/26/35 (e)	3,653
760	Series 2010-R4, Class 5A1, VAR, 0.369%, 07/26/36 (e)	735
3,043	Series 2010-R5, Class 5A6, VAR, 0.519%, 05/26/37 (e)	2,949
205	Series 2010-R7, Class A1, VAR, 0.399%, 06/25/46 (e) (f) (i)	202
	Banc of America Mortgage Securities, Inc.,
2,000	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,052
405	Series 2003-3, Class 2A1, VAR, 0.768%, 05/25/18	385
1,176	Series 2003-6, Class 2A1, VAR, 0.668%, 08/25/18	1,123
894	Series 2003-8, Class 2A5, 5.000%, 11/25/18	931
167	Series 2003-8, Class APO, PO, 11/25/33	139
177	Series 2003-9, Class 1A2, PO, 12/25/33	132
1,586	Series 2003-A, Class 4A1, VAR, 2.872%, 02/25/33	1,526
955	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	917
2,071	Series 2003-E, Class 2A2, VAR, 2.883%, 06/25/33	1,884

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
3,382	Series 2004-3, Class 15IO, IO, VAR, 0.236%, 04/25/19	17
3,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	3,069
113	Series 2004-4, Class 1A9, 5.000%, 05/25/34	114
225	Series 2004-4, Class APO, PO, 05/25/34	190
27,060	Series 2004-5, Class 15IO, IO, VAR, 0.242%, 06/25/19	151
307	Series 2004-6, Class APO, PO, 07/25/34	254
176	Series 2004-9, Class 3A1, 6.500%, 09/25/32	185
1,511	Series 2004-C, Class 2A2, VAR, 2.889%, 04/25/34	1,372
1,310	Series 2004-J, Class 3A1, VAR, 5.089%, 11/25/34	1,094
	BCAP LLC Trust,
1,400	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	1,402
424	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	424
2,092	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	2,126
2,000	Series 2009-RR14, Class 3A2, VAR, 2.720%, 08/26/35 (e)	1,860
1,140	Series 2009-RR14, Class 4A1, VAR, 2.757%, 03/26/36 (e)	1,136
2,045	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,078
951	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	954
933	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	932
1,313	Series 2010-RR4, Class 2A1, VAR, 0.969%, 06/26/37 (e)	1,221
1,165	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	1,141
3,470	Series 2010-RR5, Class 2A5, VAR, 5.198%, 04/26/37 (e)	3,448
1,269	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	1,231
2,456	Series 2010-RR7, Class 15A1, VAR, 1.019%, 01/26/36 (e)	2,290
1,905	Series 2010-RR7, Class 16A1, VAR, 0.952%, 02/26/47 (e)	1,760
4,377	Series 2010-RR7, Class 1A5, VAR, 5.011%, 04/26/35 (e)	4,294
8,365	Series 2010-RR7, Class 2A1, VAR, 5.127%, 07/26/45 (e)	7,908

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,418	Series 2010-RR8, Class 3A3, VAR, 5.083%, 05/26/35 (e)	1,402
1,500	Series 2010-RR8, Class 3A4, 5.083%, 05/26/35 (e)	1,353
2,316	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	2,212
3,325	Series 2011-RR5, Class 14A3, VAR, 2.846%, 07/26/36 (e) (f) (i)	3,184
3,953	Series 2011-RR5-I, Class 11A3, VAR, 0.369%, 05/28/36 (e)	3,676
	Bear Stearns Adjustable Rate Mortgage Trust,
920	Series 2003-4, Class 3A1, VAR, 5.015%, 07/25/33	892
371	Series 2003-7, Class 3A, VAR, 2.654%, 10/25/33	344
912	Series 2004-1, Class 12A1, VAR, 2.788%, 04/25/34	728
1,283	Series 2004-2, Class 14A, VAR, 5.020%, 05/25/34	1,276
2,454	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	2,278
3,078	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	2,626
992	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.718%, 03/25/35	780
1,531	Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.250%, 10/25/33	1,542
464	Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	383
	Chase Mortgage Finance Corp.,
684	Series 2003-S10, Class AP, PO, 11/25/18	635
432	Series 2003-S2, Class A1, 5.000%, 03/25/18	439
342	Series 2003-S6, Class A1, 5.000%, 06/25/18	348
677	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	705
749	Series 2007-A1, Class 2A1, VAR, 2.753%, 02/25/37	716
977	Series 2007-A1, Class 7A1, VAR, 2.758%, 02/25/37	916
1,211	Series 2007-A1, Class 9A1, VAR, 2.790%, 02/25/37	1,168
1,862	Series 2007-A2, Class 2A1, 2.955%, 07/25/37	1,756
	Citicorp Mortgage Securities, Inc.,
661	Series 2003-6, Class 1A2, 4.500%, 05/25/33	666
298	Series 2003-8, Class APO, PO, 08/25/33	251
1,154	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,166
1,742	Series 2004-4, Class A4, 5.500%, 06/25/34	1,818

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,463	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,510
274	Series 2005-6, Class APO, PO, 09/25/35	221
	Citigroup Mortgage Loan Trust, Inc.,
948	Series 2003-1, Class 2A5, 5.250%, 10/25/33	962
349	Series 2003-1, Class PO3, PO, 09/25/33	289
53	Series 2003-1, Class WA2, 6.500%, 06/25/31	55
64	Series 2003-1, Class WPO2, PO, 06/25/31	53
118	Series 2003-UP3, Class A3, 7.000%, 09/25/33	121
573	Series 2003-UST1, Class A1, 5.500%, 12/25/18	600
94	Series 2003-UST1, Class PO1, PO, 12/25/18	87
85	Series 2003-UST1, Class PO2, PO, 12/25/18	77
50	Series 2003-UST1, Class PO3, PO, 12/25/18	48
777	Series 2004-UST1, Class A3, VAR, 2.397%, 08/25/34	746
844	Series 2004-UST1, Class A6, VAR, 5.093%, 08/25/34	842
368	Series 2005-1, Class 2A1A, VAR, 2.724%, 04/25/35	227
1,420	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,385
1,070	Series 2005-5, Class 1A2, VAR, 2.701%, 08/25/35	591
3,420	Series 2008-AR4, Class 1A1A, VAR, 5.240%, 11/25/38 (e)	3,373
2,180	Series 2009-10, Class 1A1, VAR, 2.589%, 09/25/33 (e)	2,155
2,220	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,305
2,851	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,929
1,159	Series 2010-7, Class 10A1, VAR, 2.729%, 02/25/35 (e)	1,152
1,404	Series 2011-3, Class 1A1, VAR, 0.298%, 02/25/47 (e)	1,373
	Countrywide Alternative Loan Trust,
283	Series 2002-8, Class A4, 6.500%, 07/25/32	297
1,016	Series 2002-11, Class M, 6.500%, 10/25/32	977
350	Series 2003-6T2, Class A6, 5.500%, 06/25/33	329
337	Series 2003-J1, Class PO, PO, 10/25/33	242
1,587	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,511
2,062	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,110
180	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	186
417	Series 2005-5R, Class A1, 5.250%, 12/25/18	424

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	161

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,734	Series 2005-1CB, Class 1A6, IF, IO, 6.882%, 03/25/35	356
8,810	Series 2005-20CB, Class 3A8, IF, IO, 4.532%, 07/25/35	1,013
7,258	Series 2005-22T1, Class A2, IF, IO, 4.852%, 06/25/35	857
275	Series 2005-26CB, Class A10, IF, 12.654%, 07/25/35	280
134	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	130
330	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	293
12,458	Series 2005-37T1, Class A2, IF, IO, 4.832%, 09/25/35	1,679
2,054	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,698
13,053	Series 2005-54CB, Class 1A2, IF, IO, 4.632%, 11/25/35	1,876
80	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	75
1,508	Series 2005-57CB, Class 3A2, IF, IO, 4.882%, 12/25/35	218
944	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	740
1,225	Series 2005-86CB, Class A11, 5.500%, 02/25/36	869
5,117	Series 2005-J1, Class 1A4, IF, IO, 4.882%, 02/25/35	534
30,463	Series 2006-7CB, Class 1A2, IF, IO, 5.082%, 05/25/36	4,422
1,294	Series 2006-26CB, Class A9, 6.500%, 09/25/36	849
	Countrywide Home Loan Mortgage Pass Through Trust,
192	Series 2003-18, Class A12, 5.500%, 07/25/33	183
2,981	Series 2003-39, Class A6, 5.000%, 10/25/33	2,930
179	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	183
2,251	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	2,338
272	Series 2004-3, Class PO, PO, 04/25/34	226
798	Series 2004-28R, Class A1, 5.500%, 08/25/33	801
7,971	Series 2007-4, Class 1A52, IF, IO, 5.182%, 05/25/37	990

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,361	Series 2002-36, Class A22, 6.000%, 01/25/33	1,400
835	Series 2003-26, Class 1A6, 3.500%, 08/25/33	802
268	Series 2003-34, Class A6, 5.250%, 09/25/33	270
210	Series 2003-44, Class A9, PO, 10/25/33	189
467	Series 2003-J7, Class 4A3, IF, 9.491%, 08/25/18	464
2,388	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,471
262	Series 2004-7, Class 2A1, VAR, 2.276%, 06/25/34	223
1,600	Series 2004-13, Class 1A4, 5.500%, 08/25/34	1,631
389	Series 2004-HYB1, Class 2A, VAR, 2.855%, 05/20/34	319
1,469	Series 2004-HYB3, Class 2A, VAR, 2.554%, 06/20/34	1,124
995	Series 2004-HYB6, Class A3, VAR, 3.007%, 11/20/34	809
517	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	528
1,166	Series 2005-16, Class A23, 5.500%, 09/25/35	1,082
2,639	Series 2005-22, Class 2A1, VAR, 3.063%, 11/25/35	1,666
	Credit Suisse Mortgage Capital Certificates,
3,081	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	3,050
929	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	932
1,150	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	1,047
1,905	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	1,929
1,187	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	1,237
2,982	Series 2010-11R, Class A1, VAR, 1.221%, 06/28/47 (e)	2,935
651	Series 2010-12R, Class 14A1, VAR, 2.749%, 09/26/46 (e)	651
1,281	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	1,291
967	Series 2010-15R, Class 7A1, VAR, 5.271%, 10/26/37 (e)	975
500	Series 2010-15R, Class 7A2, VAR, 5.271%, 10/26/37 (e)	454

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,942	Series 2011-1R, Class A1, VAR, 1.221%, 02/27/47 (e)	2,938
1,868	Series 2011-6R, Class 3A1, VAR, 2.876%, 07/28/36 (e)	1,737
7,843	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	7,838
8,701	Series 2011-9R, Class A1, VAR, 2.218%, 03/27/46 (e)	8,702
	CS First Boston Mortgage Securities Corp.,
1,306	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,149
1,306	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,330
3,752	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,902
2,005	Series 2003-27, Class 5A4, 5.250%, 11/25/33	2,075
936	Series 2003-29, Class 1A1, 6.500%, 12/25/33	972
620	Series 2003-29, Class 5A1, 7.000%, 12/25/33	660
1,493	Series 2003-AR15, Class 3A1, VAR, 2.684%, 06/25/33	1,401
1,611	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,700
1,298	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,325
1,667	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,775
1,679	Series 2004-8, Class 3A5, 5.500%, 12/25/34	1,727
3,198	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	423
2,263	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	316
992	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.714%, 02/25/20	1,011
	Deutsche Mortgage Securities, Inc.,
994	Series 2009-RS2, Class 4A1, VAR, 0.317%, 04/26/37 (e)	939
564	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	559
1,592	Series 2010-RS2, Class A1, VAR, 1.437%, 06/28/47 (e)	1,590
	First Horizon Alternative Mortgage Securities,
1,556	Series 2004-AA4, Class A1, VAR, 2.356%, 10/25/34	1,324
456	Series 2005-AA5, Class 1A2, VAR, 2.375%, 07/25/35	87
948	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
11,960	Series 2007-FA4, Class 1A2, IF, IO, 5.432%, 08/25/37	1,615
	First Horizon Asset Securities, Inc.,
272	Series 2003-7, Class 2A1, 4.500%, 09/25/18	280
400	Series 2003-8, Class 2A1, 4.500%, 09/25/18	403
2,115	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,156
658	Series 2004-AR2, Class 2A1, VAR, 2.761%, 05/25/34	591
504	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35 (m)	473
685	Series 2004-AR7, Class 2A2, VAR, 2.741%, 02/25/35	601
1,476	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	1,334
	GMAC Mortgage Corp. Loan Trust,
958	Series 2003-AR1, Class A4, VAR, 3.303%, 10/19/33	911
2,652	Series 2003-AR2, Class 2A4, VAR, 3.217%, 12/19/33	2,423
215	Series 2003-J7, Class A10, 5.500%, 11/25/33	225
1,478	Series 2003-J7, Class A7, 5.000%, 11/25/33	1,524
240	Series 2003-J8, Class A, 5.250%, 12/25/33	246
1,469	Series 2004-J1, Class A20, 5.500%, 04/25/34	1,507
195	Series 2004-J2, Class A2, VAR, 0.718%, 06/25/34	193
3,506	Series 2004-J5, Class A7, 6.500%, 01/25/35	3,691
1,406	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,440
532	Series 2005-AR3, Class 3A3, VAR, 3.088%, 06/19/35	495
3,424	Series 2005-AR3, Class 3A4, VAR, 3.088%, 06/19/35	2,721
582	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	583
	GSMPS Mortgage Loan Trust,
717	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	717
355	Series 2004-4, Class 1AF, VAR, 0.618%, 06/25/34 (e)	288
711	Series 2005-RP2, Class 1AF, VAR, 0.568%, 03/25/35 (e)	587
1,612	Series 2005-RP3, Class 1AF, VAR, 0.568%, 09/25/35 (e)	1,319
3,850	Series 2006-RP2, Class 1AS2, IF, IO, 5.365%, 04/25/36 (e)	549
	GSR Mortgage Loan Trust,
568	Series 2003-13, Class 1A1, VAR, 4.447%, 10/25/33	556
210	Series 2003-6F, Class A2, VAR, 0.618%, 09/25/32	201

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	163

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,527	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,507
170	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	170
4,466	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	4,644
4,022	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	4,250
127	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	129
315	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	307
722	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	723
1,877	Series 2005-5F, Class 8A3, VAR, 0.718%, 06/25/35	1,824
5,156	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,984
1,126	Series 2006-1F, Class 1AP, PO, 02/25/36	921
8,175	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	6,592
3,100	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,906
622	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.738%, 04/25/35	374
	Impac Secured Assets CMN Owner Trust,
1,513	Series 2001-8, Class A6, 6.440%, 01/25/32	1,518
1,552	Series 2006-1, Class 2A1, VAR, 0.568%, 05/25/36	1,365
3,420	Series 2006-2, Class 2A1, VAR, 0.568%, 08/25/36	2,986
	Indymac Index Mortgage Loan Trust,
10,240	Series 2005-AR11, Class A7, IO, VAR, 0.213%, 08/25/35	51
332	Series 2006-AR3, Class 2A1A, VAR, 2.757%, 03/25/36	171
	JP Morgan Mortgage Trust,
766	Series 2004-A3, Class 4A1, VAR, 2.749%, 07/25/34	743
810	Series 2004-A4, Class 1A1, VAR, 2.759%, 09/25/34	784
548	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	565
2,000	Series 2005-A1, Class 3A4, VAR, 5.016%, 02/25/35	1,845
948	Series 2005-A1, Class 5A1, VAR, 4.477%, 02/25/35	936
3,036	Series 2006-A2, Class 4A1, VAR, 2.749%, 08/25/34	2,871
4,314	Series 2006-A2, Class 5A3, VAR, 2.903%, 11/25/33	4,178
1,030	Series 2006-A3, Class 6A1, VAR, 2.808%, 08/25/34	895
992	Series 2007-A1, Class 5A2, VAR, 2.907%, 07/25/35	896

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,254	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.285%, 08/26/35 (e)	1,202
54	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	52
	Lehman Mortgage Trust,
1,264	Series 2006-2, Class 1A1, VAR, 6.482%, 04/25/36	1,206
810	Series 2007-6, Class 1A8, 6.000%, 07/25/37	624
1,500	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,125
	LVII Resecuritization Trust,
2,503	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	2,448
3,150	Series 2009-2, Class A5, 3.000%, 09/27/37 (e)	3,148
	MASTR Adjustable Rate Mortgages Trust,
237	Series 2004-3, Class 4A2, VAR, 2.286%, 04/25/34	207
56	Series 2004-4, Class 2A1, VAR, 2.117%, 05/25/34	33
865	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	812
3,054	Series 2004-13, Class 3A6, VAR, 2.729%, 11/21/34	3,006
3,000	Series 2004-13, Class 3A7, VAR, 2.729%, 11/21/34	2,737
317	Series 2004-15, Class 3A1, VAR, 3.241%, 12/25/34	237
	MASTR Alternative Loans Trust,
508	Series 2003-4, Class 2A1, 6.250%, 06/25/33	515
512	Series 2003-8, Class 3A1, 5.500%, 12/25/33	519
1,205	Series 2003-8, Class 5A1, 5.000%, 11/25/18	1,231
266	Series 2003-9, Class 8A1, 6.000%, 01/25/34	266
186	Series 2004-1, Class 30PO, PO, 02/25/34	118
886	Series 2004-3, Class 2A1, 6.250%, 04/25/34	898
376	Series 2004-3, Class 30PO, PO, 04/25/34	333
391	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	66
438	Series 2004-5, Class 30PO, PO, 06/25/34	269
209	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	38
247	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	42
2,184	Series 2004-6, Class 7A1, 6.000%, 07/25/34	2,167
203	Series 2004-7, Class 30PO, PO, 08/25/34	126
821	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	143

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
722	Series 2004-10, Class 1A1, 4.500%, 09/25/19	734
3,329	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	517
	MASTR Asset Securitization Trust,
649	Series 2003-2, Class 1A1, 5.000%, 03/25/18	668
231	Series 2003-2, Class 2A1, 4.500%, 03/25/18	234
1,059	Series 2003-3, Class 3A18, 5.500%, 04/25/33	1,097
201	Series 2003-4, Class 3A2, 5.000%, 05/25/18	206
218	Series 2003-4, Class 5A1, 5.500%, 05/25/33	231
369	Series 2003-8, Class 1A1, 5.500%, 09/25/33	386
68	Series 2003-8, Class 3A2, VAR, 0.618%, 09/25/33	68
440	Series 2003-9, Class 15PO, PO, 10/25/18	409
167	Series 2003-10, Class 15PO, PO, 11/25/18	155
108	Series 2003-11, Class 15PO, PO, 12/25/18	100
742	Series 2003-12, Class 6A1, 5.000%, 12/25/33	756
171	Series 2004-1, Class 30PO, PO, 02/25/34	137
185	Series 2004-3, Class PO, PO, 03/25/34	158
504	Series 2004-4, Class 3A1, 4.500%, 04/25/19	514
963	Series 2004-6, Class 2A9, 5.250%, 11/26/16	973
283	Series 2004-8, Class 1A1, 4.750%, 08/25/19	291
316	Series 2004-8, Class PO, PO, 08/25/19	293
133	Series 2004-9, Class 5A1, 5.250%, 09/25/19	137
1,454	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,540
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	894
3,791	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.568%, 05/25/35 (e)	3,023
3,164	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,152
	Merrill Lynch Mortgage Investors, Inc.,
360	Series 2003-A4, Class 2A, VAR, 2.739%, 07/25/33	331
1,267	Series 2003-A5, Class 2A6, VAR, 2.400%, 08/25/33	1,147
1,644	Series 2004-A4, Class A2, VAR, 2.608%, 08/25/34	1,536
248	Series 2005-A1, Class 3A, VAR, 4.866%, 12/25/34	219
	Merrill Lynch Trust,
1	Series 7, Class B, PO, 04/20/18	1
53	Series 47, Class Z, 8.985%, 10/20/20	59

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
		MLCC Mortgage Investors, Inc.,
1,089		Series 2003-A, Class 2A2, VAR, 1.285%, 03/25/28	949
944		Series 2003-E, Class A1, VAR, 0.838%, 10/25/28	824
1,398		Series 2004-1, Class 2A1, 2.138%, 12/25/34	1,315
1,243		Series 2004-D, Class A2, VAR, 0.825%, 08/25/29	1,168
1,116		Series 2004-E, Class A2A, VAR, 0.810%, 11/25/29	1,037
1,940		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.651%, 04/25/34	1,962
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,254.000%, 04/20/21	10
		MortgageIT Trust,
801		Series 2005-1, Class 1A1, VAR, 0.538%, 02/25/35	617
310		Series 2005-5, Class A1, VAR, 0.478%, 12/25/35	212
		Nomura Asset Acceptance Corp.,
280		Series 2003-A1, Class A1, 5.500%, 05/25/33	289
70		Series 2003-A1, Class A2, 6.000%, 05/25/33	73
45		Series 2003-A1, Class A5, 7.000%, 04/25/33	47
71		Series 2003-A1, Class A7, 5.000%, 04/25/18	72
781		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	788
		Prime Mortgage Trust,
184		Series 2004-1, Class 2A3, 5.250%, 08/25/34	191
1,743		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,835
851		Series 2005-4, Class 2PO, PO, 10/25/35	676
		RBSSP Resecuritization Trust,
1,323		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,368
584		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	613
1,539		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,549
1,349		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,379
1,329		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,365
2,086		Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,196
2,395		Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	2,425

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	165

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,200	Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	1,220
3,077	Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	3,069
1,966	Series 2010-9, Class 1A1, VAR, 0.403%, 07/26/37 (e) (f) (i)	1,700
2,600	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	2,577
	Residential Accredit Loans, Inc.,
334	Series 2001-QS19, Class A2, 6.000%, 12/25/16	340
86	Series 2002-QS16, Class A3, IF, 16.166%, 10/25/17	96
1,068	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,048
243	Series 2003-QR24, Class A5, 4.000%, 07/25/33	243
321	Series 2003-QS1, Class A6, 4.250%, 01/25/33	322
865	Series 2003-QS12, Class A2A, IF, IO, 7.382%, 06/25/18	120
379	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	39
1,239	Series 2003-QS13, Class A5, VAR, 0.868%, 07/25/33	1,076
7,357	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	135
976	Series 2003-QS14, Class A1, 5.000%, 07/25/18	992
986	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,016
951	Series 2003-QS19, Class A1, 5.750%, 10/25/33	983
278	Series 2003-QS3, Class A2, IF, 16.020%, 02/25/18	321
507	Series 2003-QS3, Class A8, IF, IO, 7.382%, 02/25/18	55
709	Series 2003-QS9, Class A3, IF, IO, 7.332%, 05/25/18	102
1,086	Series 2004-QA4, Class NB3, VAR, 5.241%, 09/25/34	1,008
414	Series 2004-QA6, Class NB2, VAR, 3.113%, 12/26/34	272
798	Series 2004-QS10, Class A6, 6.000%, 07/25/34	829
1,489	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,303
429	Series 2004-QS8, Class A2, 5.000%, 06/25/34	431

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
316	Series 2005-QA10, Class A31, VAR, 3.771%, 09/25/35	196
2,000	Series 2005-QA6, Class A32, VAR, 5.576%, 05/25/35	1,079
668	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	418
	Residential Asset Securitization Trust,
110	Series 2002-A13, Class A4, 5.250%, 12/25/17	114
582	Series 2003-A13, Class A3, 5.500%, 01/25/34	581
165	Series 2003-A14, Class A1, 4.750%, 02/25/19	166
747	Series 2003-A5, Class A1, 5.500%, 06/25/33	763
1,015	Series 2004-IP2, Class 1A1, VAR, 2.656%, 12/25/34	861
3,771	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	761
7,072	Series 2005-A2, Class A4, IF, IO, 4.832%, 03/25/35	897
1,401	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	880
838	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	586
	Residential Funding Mortgage Securities I,
1,554	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,583
308	Series 2003-S14, Class A4, PO, 07/25/18	288
884	Series 2003-S16, Class A3, 5.000%, 09/25/18	912
837	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	856
1,739	Series 2003-S4, Class A4, 5.750%, 03/25/33	1,836
723	Series 2004-S6, Class 2A6, PO, 06/25/34	598
141	Series 2004-S6, Class 3A5, 4.500%, 06/25/19	141
908	Series 2005-SA4, Class 1A1, VAR, 3.003%, 09/25/35	614
	Residential Funding Securities LLC,
48	Series 2002-RM1, Class API, PO, 12/25/17	40
77	Series 2003-RM2, Class AP-3, PO, 05/25/33	63
	Salomon Brothers Mortgage Securities VII, Inc.,
1,534	Series 2003-HYB1, Class A, VAR, 3.189%, 09/25/33	1,431
115	Series 2003-UP2, Class PO1, PO, 12/25/18	91
	Sequoia Mortgage Trust,
1,832	Series 2003-1, Class 1A, VAR, 0.593%, 04/20/33	1,624
1,238	Series 2004-8, Class A1, VAR, 0.563%, 09/20/34	1,055

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,935	Series 2004-8, Class A2, VAR, 0.833%, 09/20/34	1,636
1,579	Series 2004-10, Class A1A, VAR, 0.523%, 11/20/34	1,376
4,018	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	4,015
6,750	Station Place Securitization Trust, Series 2010-1, Class A, VAR, 1.213%, 12/20/42 (e)	6,750
2,934	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.931%, 06/25/34	2,766
1,983	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.542%, 10/19/34	1,637
	Structured Asset Securities Corp.,
68	Series 2002-10H, Class 1AP, PO, 05/25/32	50
285	Series 2003-8, Class 1A2, 5.000%, 04/25/18	291
642	Series 2003-16, Class A3, VAR, 0.718%, 06/25/33	611
53	Series 2003-21, Class 1A3, 5.500%, 07/25/33	53
711	Series 2003-32, Class 1A1, VAR, 5.218%, 11/25/33	746
402	Series 2003-31A, Class B1, VAR, 2.567%, 10/25/33	153
1,269	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,283
636	Series 2003-33H, Class 1APO, PO, 10/25/33	486
1,086	Series 2003-34A, Class 3A3, VAR, 2.558%, 11/25/33	1,009
5,201	Series 2003-37A, Class 2A, VAR, 5.013%, 12/25/33	5,160
1,586	Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	1,597
3,252	Series 2004-5H, Class A4, 5.540%, 12/25/33	3,168
803	Series 2005-6, Class 4A1, 5.000%, 05/25/35	790
	Thornburg Mortgage Securities Trust,
266	Series 2003-4, Class A1, VAR, 0.538%, 09/25/43	239
251	Series 2004-1, Class II2A, VAR, 1.764%, 03/25/44	211
	Vericrest Opportunity Loan Transferee,
2,282	Series 2011-NL1A, Class A1, 5.926%, 12/26/50 (e) (f) (i)	2,283
2,200	Series 2011-NL1A, Class A2, 9.077%, 12/26/50 (e) (f) (i)	2,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	WaMu Mortgage Pass-Through Certificates,
158	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	162
1,578	Series 2003-AR7, Class A7, VAR, 2.446%, 08/25/33	1,488
1,151	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	1,085
4,345	Series 2003-AR9, Class 1A6, VAR, 2.589%, 09/25/33	4,111
1,065	Series 2003-AR9, Class 2A, VAR, 2.608%, 09/25/33	1,014
1,834	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,893
548	Series 2003-S10, Class A5, 5.000%, 10/25/18	550
83	Series 2003-S10, Class A6, PO, 10/25/18	82
515	Series 2003-S11, Class 2A5, IF, 16.449%, 11/25/33	541
439	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	448
264	Series 2003-S7, Class A1, 4.500%, 08/25/18	271
1,010	Series 2003-S8, Class A4, 4.500%, 09/25/18	1,026
997	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,017
4,542	Series 2003-S9, Class A8, 5.250%, 10/25/33	4,708
201	Series 2003-S9, Class P, PO, 10/25/33	164
280	Series 2004-AR3, Class A1, VAR, 2.577%, 06/25/34	277
1,901	Series 2004-AR3, Class A2, VAR, 2.577%, 06/25/34	1,874
1,662	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,736
457	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	478
769	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	795
941	Series 2004-S1, Class 1A3, VAR, 0.618%, 03/25/34	913
3,572	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,570
387	Series 2006-AR10, Class 2P, VAR, 09/25/36	203
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
460	Series 2005-1, Class 1A1, 5.500%, 03/25/35	403
12,327	Series 2005-2, Class 1A4, IF, IO, 4.832%, 04/25/35	1,491
1,398	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,154
411	Series 2005-4, Class DP, PO, 06/25/20	315
1,644	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,327
15,467	Series 2005-11, Class A4, IF, IO, 4.732%, 01/25/36	1,939
	Washington Mutual MSC Mortgage Pass-Through Certificates,
1,022	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	1,057
151	Series 2004-RA4, Class 1P, PO, 04/25/19	143

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	167

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,244	Wells Fargo Mortgage Backed Securities Trust, Series 2003-11, Class 1A10, 4.750%, 10/25/18	1,280
	Wells Fargo Mortgage-Backed Securities Trust,
733	Series 2003-8, Class A9, 4.500%, 08/25/18	755
1,533	Series 2003-11, Class 1A4, 4.750%, 10/25/18	1,532
395	Series 2003-11, Class 1APO, PO, 10/25/18	347
766	Series 2003-13, Class A7, 4.500%, 11/25/18	776
161	Series 2003-14, Class 1A1, 4.750%, 12/25/18	166
1,331	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,374
393	Series 2003-16, Class 2A1, 4.500%, 12/25/18	401
11,080	Series 2003-16, Class 2AIO, IO, VAR, 0.115%, 12/25/18	28
736	Series 2003-17, Class APO, PO, 01/25/34	611
907	Series 2003-K, Class 1A1, VAR, 4.443%, 11/25/33	868
249	Series 2003-K, Class 1A2, VAR, 4.443%, 11/25/33	243
470	Series 2004-1, Class A1102/25/34	388
391	Series 2004-2, Class APO, PO, 01/25/19	364
319	Series 2004-7, Class 2A1, 4.500%, 07/25/19	326
1,101	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,137
474	Series 2004-B, Class A1, VAR, 4.903%, 02/25/34	469
1,037	Series 2004-BB, Class A4, VAR, 2.742%, 01/25/35	990
2,163	Series 2004-EE, Class 2A1, VAR, 2.749%, 12/25/34	2,060
270	Series 2004-EE, Class 2A2, VAR, 2.749%, 12/25/34	261
1,153	Series 2004-EE, Class 3A1, VAR, 2.848%, 12/25/34	1,107
1,583	Series 2004-I, Class 1A1, VAR, 2.832%, 07/25/34	1,474
2,309	Series 2004-P, Class 2A1, VAR, 2.682%, 09/25/34	2,147
185	Series 2004-Q, Class 1A3, VAR, 2.918%, 09/25/34	174
3,438	Series 2004-U, Class A1, VAR, 2.798%, 10/25/34	3,236
1,551	Series 2004-V, Class 1A1, VAR, 2.747%, 10/25/34	1,464
834	Series 2005-1, Class 2A1, 5.000%, 01/25/20	867
482	Series 2005-9, Class 1APO, PO, 10/25/35	379

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,258	Series 2005-13, Class A1, 5.000%, 11/25/20	1,296
126	Series 2005-15, Class APO, PO, 12/25/20	116
697	Series 2005-AR16, Class 2A1, VAR, 2.759%, 10/25/35	634
1,434	Series 2005-AR8, Class 2A1, VAR, 2.759%, 06/25/35	1,329
2,200	Series 2007-7, Class A7, 6.000%, 06/25/37	2,103
1,493	Series 2007-11, Class A14, 6.000%, 08/25/37	1,366

		571,938

	Total Collateralized Mortgage Obligations (Cost $1,613,740)	1,709,357

Commercial Mortgage-Backed Securities — 1.5%
	Banc of America Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	747
800	Series 2005-3, Class AM, 4.727%, 07/10/43	771
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	543
1,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,084
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,161
	Bear Stearns Commercial Mortgage Securities,
1,000	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,076
500	Series 2006-PW11, Class A4, VAR, 5.620%, 03/11/39	549
1,446	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	1,540
4,541	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	4,723
27,685	GS Mortgage Securities Corp. II, Series 2006-GG8, Class X, IO, VAR, 0.856%, 11/10/39 (e)	643
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,000	Series 2003-PM1A, Class A4, VAR, 5.326%, 08/12/40	2,105
1,200	Series 2004-CB8, Class A4, 4.404%, 01/12/39	1,257
106,077	Series 2006-CB15, Class X1, IO, VAR, 0.115%, 06/12/43	733
	LB-UBS Commercial Mortgage Trust,
1,708	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,790
66,453	Series 2006-C1, Class XCL, IO, VAR, 0.169%, 02/15/41 (e)	686
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.863%, 05/12/39	552

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
	Morgan Stanley Capital I,
2,500	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,653
250	Series 2007-T27, Class A4, VAR, 5.795%, 06/11/42	278
	Morgan Stanley Reremic Trust,
1,171	Series 20, Class A, 3.000%, 07/17/56 (e)	1,177
4,000	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	4,120
4,500	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	4,711
4,745	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	4,721
	Wachovia Bank Commercial Mortgage Trust,
1,118	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,193
143,697	Series 2006-C24, Class XC, IO, VAR, 0.080%, 03/15/45 (e)	640
1,250	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,227

	Total Commercial Mortgage-Backed Securities (Cost $41,077)	41,680

Mortgage Pass-Through Securities — 26.5%
	Federal Home Loan Mortgage Corp.,
204	ARM, 2.334%, 03/01/35	215
313	ARM, 2.480%, 12/01/33	328
500	ARM, 2.495%, 05/01/36	534
371	ARM, 2.510%, 04/01/34	391
478	ARM, 2.574%, 12/01/35	504
153	ARM, 2.657%, 07/01/37	163
432	ARM, 2.803%, 03/01/36	457
727	ARM, 3.308%, 03/01/36	776
82	ARM, 3.403%, 01/01/30	86
313	ARM, 3.501%, 09/01/36	331
424	ARM, 3.883%, 11/01/36	440
399	ARM, 4.613%, 08/01/36	420
1,050	ARM, 4.994%, 01/01/35	1,127
1,247	ARM, 5.126%, 03/01/37	1,319
377	ARM, 5.295%, 05/01/38	400
456	ARM, 5.612%, 04/01/38	485
253	ARM, 5.748%, 05/01/37	271
646	ARM, 5.794%, 11/01/36	686
1,454	ARM, 5.823%, 10/01/36	1,519
280	ARM, 5.865%, 02/01/37	298
332	ARM, 5.948%, 10/01/36	347
160	ARM, 6.011%, 02/01/37	170
2,163	ARM, 6.013%, 11/01/36	2,334

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

980	ARM, 6.014%, 06/01/36	1,057
229	ARM, 6.043%, 10/01/36	249
281	ARM, 6.056%, 10/01/37	296
463	ARM, 6.058%, 12/01/36	493
427	ARM, 6.076%, 02/01/37	452
500	ARM, 6.249%, 09/01/37	537
300	ARM, 6.398%, 02/01/37	325
698	ARM, 6.534%, 10/01/36	727
817	ARM, 6.666%, 11/01/36	884
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
264	3.500%, 05/01/19	278
5,652	4.000%, 06/01/13 - 06/01/19 (m)	5,986
2,359	4.500%, 07/01/14 - 10/01/18	2,462
393	5.000%, 12/01/18	425
17,487	5.500%, 06/01/17 - 01/01/24	19,054
3,856	6.000%, 06/01/17 - 03/01/22	4,184
881	6.500%, 01/01/13 - 03/01/22	959
412	7.000%, 01/01/17 - 07/01/17	445
4	7.500%, 10/01/14 - 12/01/15	4
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5,136	5.500%, 04/01/27 - 03/01/28	5,613
1,141	6.000%, 01/01/14 - 02/01/24	1,264
2,141	6.500%, 05/01/22 - 01/01/28	2,400
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,122	4.000%, 10/01/33	2,220
9,915	4.500%, 05/01/41	10,483
13,157	5.000%, 05/01/36 - 08/01/40	14,188
4,829	5.500%, 10/01/33 - 07/01/35	5,308
1,128	6.000%, 11/01/28 - 12/01/33	1,261
8,115	6.500%, 05/01/24 - 03/01/38 (m)	9,249
1,595	7.000%, 07/01/29 - 10/01/36	1,841
289	7.500%, 09/01/38	335
49	8.500%, 08/01/30	59
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,771	7.500%, 01/01/32 - 12/01/36	2,071
1,197	10.000%, 10/01/30	1,438
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
6,206	5.500%, 02/01/18 - 11/01/35	6,626
8,282	6.500%, 11/01/36 - 10/17/38	9,285
614	7.000%, 12/01/14 - 08/01/47	686
116	10.500%, 07/20/21	133

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	169

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
10	7.500%, 03/01/17 - 05/01/17	12
9	8.750%, 06/01/17	9
5	10.500%, 05/01/19	5
10	12.000%, 08/01/15 - 07/01/19	11
	Federal National Mortgage Association,
754	ARM, 1.583%, 08/01/34	769
325	ARM, 1.787%, 01/01/33	333
333	ARM, 1.921%, 02/01/35	349
620	ARM, 1.965%, 02/01/35	649
21	ARM, 1.970%, 03/01/19	21
3,831	ARM, 1.981%, 01/01/35 (m)	4,023
1,205	ARM, 2.113%, 05/01/35	1,260
264	ARM, 2.221%, 04/01/34	274
385	ARM, 2.251%, 01/01/36	399
251	ARM, 2.318%, 04/01/34	264
363	ARM, 2.333%, 06/01/35	381
458	ARM, 2.334%, 06/01/34	480
885	ARM, 2.377%, 07/01/33	932
408	ARM, 2.379%, 08/01/34	431
154	ARM, 2.402%, 11/01/33	159
419	ARM, 2.419%, 10/01/34	435
601	ARM, 2.427%, 10/01/34	633
291	ARM, 2.432%, 09/01/35	307
327	ARM, 2.434%, 01/01/34 - 05/01/35	344
647	ARM, 2.452%, 11/01/33	679
487	ARM, 2.460%, 05/01/34	512
204	ARM, 2.470%, 05/01/35	216
1,253	ARM, 2.491%, 04/01/35	1,320
433	ARM, 2.499%, 08/01/36	452
537	ARM, 2.500%, 08/01/34	565
432	ARM, 2.520%, 07/01/36	454
384	ARM, 2.526%, 09/01/34	406
390	ARM, 2.552%, 10/01/34	411
913	ARM, 2.569%, 06/01/36	967
540	ARM, 2.589%, 10/01/34	570
488	ARM, 2.592%, 02/01/34	514
429	ARM, 2.721%, 09/01/33	454
845	ARM, 2.827%, 04/01/35	889
7,398	ARM, 2.959%, 03/01/36	7,786
744	ARM, 3.110%, 10/01/34	784
32	ARM, 3.190%, 09/01/27	33
595	ARM, 3.719%, 11/01/37	619
116	ARM, 3.934%, 03/01/29	120
762	ARM, 4.939%, 07/01/33	822

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,221	ARM, 5.091%, 07/01/37	1,298
652	ARM, 5.116%, 09/01/36	684
418	ARM, 5.228%, 01/01/38	448
349	ARM, 5.486%, 10/01/36	372
233	ARM, 5.516%, 07/01/37	248
246	ARM, 5.528%, 12/01/36	260
4,269	ARM, 5.629%, 01/01/23	4,640
447	ARM, 5.632%, 10/01/36	478
1,078	ARM, 5.666%, 12/01/37	1,152
652	ARM, 5.767%, 12/01/36	693
395	ARM, 5.874%, 11/01/36	418
2,485	ARM, 6.070%, 11/01/18	2,717
	Federal National Mortgage Association, 15 Year, Single Family,
1,280	3.500%, 08/01/18	1,369
10,098	4.000%, 07/01/18 - 12/01/18 (m)	10,759
4,970	4.500%, 07/01/18 - 09/01/20	5,362
4,343	5.000%, 12/01/16 - 08/01/24	4,702
8,661	5.500%, 11/01/18 - 11/01/23	9,425
14,969	6.000%, 06/01/16 - 07/01/24	16,282
2,912	6.500%, 09/01/13 - 02/01/24	3,198
1,640	7.000%, 12/01/16 - 08/01/21	1,801
91	7.500%, 03/01/17 - 10/01/17	100
80	8.000%, 11/01/12 - 01/01/16	84
	Federal National Mortgage Association, 20 Year, Single Family,
8,690	3.500%, 12/01/30	8,954
3,284	5.000%, 10/01/25	3,581
1,544	5.500%, 02/01/23 - 08/01/23	1,706
11,177	6.000%, 04/01/24 - 09/01/29	12,395
2,929	6.500%, 06/01/16 - 12/01/27	3,274
75	7.500%, 09/01/21	87
	Federal National Mortgage Association, 30 Year, FHA/VA,
86	6.000%, 09/01/33	96
883	6.500%, 02/01/29 - 03/01/29	1,018
266	7.000%, 10/01/28 - 02/01/33	309
83	8.000%, 06/01/28	96
22	8.500%, 03/01/30 - 06/01/30	25
366	9.000%, 05/01/18 - 06/01/31	425
16	10.000%, 07/01/19	16
15	10.500%, 11/01/18	16
31	11.000%, 04/01/19	36
	Federal National Mortgage Association, 30 Year, Single Family,
4,551	4.000%, 08/01/33 - 04/01/34	4,766

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
2,466	4.130%, 07/01/20	2,659
3,138	4.500%, 05/01/29 - 09/01/34	3,342
15,127	5.000%, 05/01/33 - 08/01/40	16,361
18,550	5.500%, 11/01/32 - 10/01/39	20,449
8,202	6.000%, 12/01/28 - 09/01/36	9,165
33	6.250%, 07/01/23	36
22,220	6.500%, 11/01/29 - 10/01/38	25,106
9,722	7.000%, 04/01/17 - 01/01/39	11,215
5,957	7.500%, 08/01/36 - 04/01/39	7,000
1,166	8.000%, 03/01/27 - 10/01/36	1,364
136	8.500%, 12/01/27 - 02/01/30	160
1	9.000%, 04/01/26	1
15	9.500%, 07/01/28	18
10	10.000%, 02/01/24	11
13	12.500%, 01/01/16	13
	Federal National Mortgage Association, Other,
1,478	2.573%, 10/01/17	1,498
3,000	2.779%, 10/01/17	3,069
2,469	2.970%, 11/01/18	2,526
7,000	3.063%, 09/01/17	7,254
2,000	3.290%, 10/01/20	2,044
2,650	3.337%, 11/01/20	2,696
2,000	3.379%, 11/01/20	2,035
3,000	3.389%, 10/01/20	3,069
4,100	3.461%, 11/01/20	4,203
3,692	3.472%, 10/01/20	3,791
3,600	3.482%, 11/01/20	3,697
2,830	3.492%, 01/01/18	2,976
2,080	3.500%, 11/01/40	2,097
2,000	3.503%, 08/01/17	2,109
5,933	3.544%, 09/01/20 - 10/01/20	6,118
2,500	3.596%, 12/01/20	2,582
2,967	3.600%, 09/01/20	3,093
6,902	3.621%, 09/01/20	7,157
5,000	3.638%, 12/01/20	5,144
7,563	3.658%, 01/01/18 - 10/01/20	7,959
792	3.709%, 12/01/20	824
14,991	3.730%, 06/01/18	16,157
13,618	3.740%, 09/01/20	14,221
1,500	3.751%, 01/01/18	1,596
3,000	3.802%, 09/01/20	3,145
6,551	3.864%, 07/01/20 - 08/01/20	6,899
3,000	3.895%, 01/01/21	3,155
2,600	3.926%, 08/01/20	2,731
1,600	3.930%, 07/01/20	1,705
2,480	3.937%, 01/01/19	2,648

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,000	3.960%, 08/01/20	3,201
2,000	3.980%, 11/01/16	2,132
2,497	3.988%, 07/01/21	2,632
3,000	3.999%, 01/01/21	3,176
1,101	4.000%, 11/01/33	1,121
2,000	4.061%, 01/01/21	2,125
20,175	4.081%, 07/01/20 - 07/01/21	21,424
2,498	4.102%, 06/01/21	2,651
2,397	4.123%, 07/01/21	2,550
4,727	4.150%, 08/01/21	5,069
8,000	4.195%, 07/01/21	8,546
8,000	4.201%, 07/01/20	8,575
1,971	4.257%, 04/01/20	2,125
4,000	4.290%, 06/01/20	4,356
2,387	4.298%, 03/01/21	2,571
4,000	4.350%, 04/01/20	4,374
4,500	4.381%, 06/01/21	4,862
2,000	4.391%, 04/01/21	2,153
24,476	4.424%, 01/01/20	26,677
4,953	4.443%, 08/01/20 - 04/01/21	5,367
7,983	4.453%, 06/01/21	8,666
1,500	4.474%, 02/01/21	1,633
9,000	4.484%, 06/01/21	9,732
2,083	4.495%, 02/01/21	2,270
317	4.500%, 08/01/33	335
3,943	4.514%, 04/01/20	4,322
4,930	4.515%, 02/01/20	5,406
1,600	4.526%, 04/01/21	1,745
4,511	4.540%, 01/01/20	4,986
13,086	4.546%, 02/01/20	14,343
5,991	4.629%, 02/01/21 - 06/01/21	6,550
4,934	4.681%, 12/01/19	5,459
1,500	4.701%, 04/01/21	1,653
4,973	4.794%, 01/01/21	5,510
982	5.000%, 04/01/22 - 01/01/36	1,040
4,291	5.135%, 02/01/31	4,719
5,362	5.500%, 03/01/17 - 04/01/38	5,792
5,374	6.000%, 02/01/36 - 11/01/39	5,886
800	6.500%, 10/01/35 - 06/01/36	893
2,396	7.000%, 12/01/36 - 10/01/46	2,735
31	10.195%, 06/15/21	35
4	10.250%, 07/15/13	4
7	11.000%, 08/20/20	8
137	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	150

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	171

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association II, 30 Year, Single Family,
550	3.500%, 09/20/33	567
12,000	6.000%, 08/20/39	13,504
4,500	6.500%, 10/20/33 - 01/20/39	5,122
25	7.500%, 02/20/28 - 09/20/28	30
39	8.000%, 06/20/26 - 11/20/28	47
23	8.500%, 03/20/25 - 05/20/25	27
1,376	Government National Mortgage Association II, Other, 6.500%, 09/20/34	1,559
	Government National Mortgage Association, 15 Year, Single Family,
329	6.000%, 06/15/18	360
78	7.000%, 09/15/14 - 10/15/16	83
60	7.500%, 11/15/17	66
191	8.000%, 01/15/16	205
	Government National Mortgage Association, 20 Year, Single Family,
596	6.500%, 08/15/22 - 11/15/23	687
59	7.000%, 08/15/23	68
	Government National Mortgage Association, 30 Year, Single Family,
123	6.375%, 08/15/26	141
4,384	6.500%, 10/15/27 - 04/15/33	5,034
3,290	7.000%, 09/15/31 - 03/15/37	3,856
116	7.500%, 11/15/22 - 01/15/33	137
15	8.000%, 09/15/22 - 04/15/28	17
14	9.000%, 02/15/30 - 01/15/31	15
1,127	9.500%, 10/15/24	1,347
11	11.000%, 01/15/21	12

	Total Mortgage Pass-Through Securities (Cost $700,003)	728,762

U.S. Government Agency Securities — 0.3%
1,000	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,221
	Federal National Mortgage Association,
3,000	07/05/14	2,927
3,000	Zero Coupon, 06/01/17	2,711
2,000	5.375%, 06/12/17	2,419

	Total U.S. Government Agency Securities (Cost $8,613)	9,278

U.S. Treasury Obligations — 2.0%
	U.S. Treasury Bonds,
7,100	7.500%, 11/15/16 (m)	9,451
343	8.125%, 08/15/19	508
350	8.500%, 02/15/20	534
6,032	8.875%, 08/15/17	8,705

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes,
3,500	3.125%, 10/31/16	3,873
4,905	3.125%, 04/30/17	5,432
1,737	3.125%, 05/15/19	1,919
7,000	3.250%, 12/31/16	7,789
2,000	3.250%, 03/31/17	2,229
2,725	4.750%, 08/15/17	3,277
	U.S. Treasury STRIPS,
3,000	02/15/15	2,943
129	02/15/16	124
486	02/15/17	455
700	05/15/19	607
6,339	05/15/20	5,238
500	08/15/20	408
150	02/15/25	99
200	08/15/28	111
500	02/15/29	272
650	11/15/30	326

	Total U.S. Treasury Obligations (Cost $49,688)	54,300

SHARES
Short-Term Investment — 6.0%
	Investment Company — 6.0%
164,273	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $164,273)	164,273

	Total Investments — 100.7% (Cost $2,639,382)	2,768,928
	Liabilities in Excess of Other Assets — (0.7)%	(18,561)

	NET ASSETS — 100.0%	$2,750,367

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 8.3%
5,536	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.398%, 04/25/36	4,534
5,014	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	5,021
	Ally Auto Receivables Trust,
4,180	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	4,213
6,612	Series 2009-B, Class A3, 1.980%, 10/15/13 (e)	6,661
4,847	Series 2010-1, Class A3, 1.450%, 05/15/14	4,874
2,000	Series 2010-1, Class A4, 2.300%, 12/15/14	2,061
11,850	Series 2010-1, Class C, 3.610%, 08/15/16 (e)	12,375
2,000	Series 2010-2, Class A3, 1.380%, 07/15/14	2,010
6,076	Series 2010-3, Class A3, 1.110%, 10/15/14	6,118
8,860	Series 2010-3, Class A4, 1.550%, 08/17/15	9,024
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,117
8,800	Series 2011-1, Class A3, 1.380%, 01/15/15	8,898
2,350	Series 2011-3, Class A3, 0.970%, 08/17/15	2,361
	AmeriCredit Automobile Receivables Trust,
6,349	Series 2009-1, Class A3, 3.040%, 10/15/13	6,408
5,113	Series 2010-1, Class A3, 1.660%, 03/17/14	5,127
6,600	Series 2010-3, Class A3, 1.140%, 04/08/15	6,627
1,605	Series 2010-A, Class A2, 1.460%, 11/06/13	1,607
5,565	Series 2010-A, Class A3, 3.510%, 07/06/17	5,792
2,755	Series 2010-B, Class A2, 1.180%, 02/06/14	2,759
2,000	Series 2010-B, Class A3, 2.490%, 11/06/17	2,057
1,343	Series 2011-1, Class A2, 0.840%, 06/09/14	1,343
8,245	Series 2011-1, Class A3, 1.390%, 09/08/15	8,294
3,599	Series 2011-3, Class A3, 1.170%, 01/08/16	3,608
101	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.343%, 08/25/32	65
12,081	Arch Bay Asset-Backed Securities, Series 2010-1, Class A, VAR, 5.000%, 01/25/48 (e)	12,021
	Bank of America Auto Trust,
52	Series 2008-1A, Class A3A, 4.970%, 09/20/12 (e)	52
3,519	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	3,537
24,552	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	25,176
9,684	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	9,731
21,649	Series 2009-2A, Class A4, 3.030%, 10/15/16 (e)	22,207
5,168	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	5,192

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,154	Series 2009-3A, Class A4, 2.670%, 12/15/16 (e)	4,273
5,317	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	5,339
4,120	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,225
4,400	Series 2010-2, Class A3, 1.310%, 07/15/14	4,421
5,100	Series 2010-2, Class A4, 1.940%, 06/15/17	5,222
	Bear Stearns Asset-Backed Securities Trust,
814	Series 2003-SD2, Class 2A, VAR, 3.069%, 06/25/43	731
914	Series 2006-SD1, Class A, VAR, 0.588%, 04/25/36	651
	Capital Auto Receivables Asset Trust,
727	Series 2007-2, Class A4A, 5.390%, 02/18/14	731
11,053	Series 2008-1, Class A4A, 4.460%, 07/15/14	11,216
	CarMax Auto Owner Trust,
986	Series 2008-1, Class A4A, 4.790%, 02/15/13	998
5,722	Series 2009-1, Class A3, 4.120%, 03/15/13	5,768
3,926	Series 2010-1, Class A3, 1.560%, 07/15/14	3,944
6,895	Series 2010-1, Class A4, 2.400%, 04/15/15	7,095
13,250	Series 2010-2, Class A3, 1.410%, 02/16/15	13,356
27,000	Series 2010-3, Class A4, 1.410%, 02/16/16	27,328
3,200	Series 2011-1, Class A3, 1.290%, 09/15/15	3,235
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,193
4,703	Centex Home Equity, Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	4,329
	Chrysler Financial Auto Securitization Trust,
18,776	Series 2009-A, Class A3, 2.820%, 01/15/16	18,968
5,632	Series 2010-A, Class A3, 0.910%, 08/08/13	5,645
5,450	Series 2010-A, Class B, 1.650%, 11/08/13	5,473
2,500	Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5, 4.850%, 04/22/15	2,674
	CitiFinancial Auto Issuance Trust,
674	Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	674
23,650	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	23,886
16,130	Series 2009-1, Class A4, 3.150%, 08/15/16 (e)	16,514
	CNH Equipment Trust,
28	Series 2009-A, Class A3, 5.280%, 11/15/12	28
1,691	Series 2009-C, Class A3, 1.850%, 12/16/13	1,694
7,778	Series 2010-A, Class A3, 1.540%, 07/15/14	7,808

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	173

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
1,581	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.818%, 10/25/34	885
1,644	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.528%, 11/25/35	1,518
109	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	102
	Daimler Chrysler Auto Trust,
953	Series 2007-A, Class A4, 5.280%, 03/08/13	964
4,699	Series 2008-A, Class A4, 4.480%, 08/08/14	4,742
1,255	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,367
	Ford Credit Auto Owner Trust,
137	Series 2007-A, Class A4A, 5.470%, 06/15/12	137
774	Series 2007-B, Class A4A, 5.240%, 07/15/12	777
23,230	Series 2009-A, Class A4, 6.070%, 05/15/14	24,379
5,156	Series 2009-B, Class A3, 2.790%, 08/15/13	5,197
6,600	Series 2009-B, Class A4, 4.500%, 07/15/14	6,911
2,651	Series 2009-D, Class A3, 2.170%, 10/15/13	2,672
5,612	Series 2009-E, Class A3, 1.510%, 01/15/14	5,639
790	Series 2010-B, Class A3, 0.980%, 10/15/14	793
5,250	Series 2010-B, Class A4, 1.580%, 09/15/15	5,351
5,394	Series 2011-B, Class A3, 0.840%, 06/15/15	5,415
6,900	Series 2011-B, Class A4, 1.350%, 12/15/16	6,991
	GE Capital Credit Card Master Note Trust,
12,420	Series 2009-3, Class A, 2.540%, 09/15/14	12,406
7,670	Series 2009-4, Class A, 3.800%, 11/15/17	8,326
110	GSAA Trust, Series 2006-3, Class A1, VAR, 0.298%, 03/25/36	53
	Harley-Davidson Motorcycle Trust,
635	Series 2007-1, Class A4, 5.210%, 06/17/13	639
6,094	Series 2007-2, Class A4, 5.120%, 08/15/13	6,175
681	Series 2007-3, Class A4, 5.520%, 11/15/13	693
1,512	Series 2009-1, Class A3, 3.190%, 11/15/13	1,521
7,640	Series 2009-1, Class A4, 4.550%, 01/15/17	7,849
4,165	Series 2009-3, Class A3, 1.740%, 09/15/13	4,180
	Honda Auto Receivables Owner Trust,
2,217	Series 2008-1, Class A4, 4.880%, 09/18/14	2,221
1,497	Series 2009-2, Class A3, 2.790%, 01/15/13	1,505
1,340	Series 2009-3, Class A3, 2.310%, 05/15/13	1,349
1,430	Series 2009-3, Class A4, 3.300%, 09/15/15	1,469
5,016	Series 2010-1, Class A3, 1.250%, 10/21/13	5,034

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	HSBC Home Equity Loan Trust,
10,023	Series 2005-2, Class A1, VAR, 0.483%, 01/20/35	8,846
11,740	Series 2005-2, Class M1, VAR, 0.673%, 01/20/35	10,324
5,447	Series 2005-2, Class M2, VAR, 0.703%, 01/20/35	4,768
7,861	Series 2006-1, Class A1, VAR, 0.373%, 01/20/36	7,349
8,337	Series 2006-2, Class A1, VAR, 0.363%, 03/20/36	7,807
14,917	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	15,221
9,725	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	9,702
9,147	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	9,198
6,023	Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	6,081
8,370	Series 2007-3, Class APT, VAR, 1.413%, 11/20/36	7,466
9,994	Huntington Auto Trust, Series 2009-1A, Class A3, 3.940%, 06/17/13 (e)	10,055
	Hyundai Auto Receivables Trust,
863	Series 2008-A, Class A3, 4.930%, 12/17/12	869
4,931	Series 2009-A, Class A3, 2.030%, 08/15/13	4,963
725	Series 2010-A, Class A3, 1.500%, 10/15/14	731
4,300	Series 2010-B, Class A3, 0.970%, 04/15/15	4,321
34,640	Series 2010-B, Class A4, 1.630%, 03/15/17	35,233
2,395	Series 2011-A, Class A3, 1.160%, 04/15/15	2,415
5,185	Series 2011-A, Class A4, 1.780%, 12/15/15	5,319
1,522	Series 2011-B, Class A3, 1.040%, 09/15/15	1,533
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,436
	John Deere Owner Trust,
460	Series 2009-A, Class A3, 2.590%, 10/15/13	462
2,281	Series 2009-B, Class A3, 1.570%, 10/15/13	2,289
466	Mastr Asset-Backed Securities Trust, Series 2005-HE2, Class A3, VAR, 0.488%, 10/25/35	463
5,550	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	5,695
7,500	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	7,547
1,242	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,277
11,749	MMCA Automobile Trust, Series 2009-A, Class A3, 3.930%, 03/15/13 (e)	11,835

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
1,015	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.468%, 03/25/33	594
1,092	MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.318%, 12/25/31	832
14,546	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.556%, 12/07/20	14,558
	Nissan Auto Receivables Owner Trust,
1,063	Series 2007-B, Class A4, 5.160%, 03/17/14	1,074
1,174	Series 2009-1, Class A3, 5.000%, 09/15/14	1,194
2,175	Series 2009-A, Class A3, 3.200%, 02/15/13	2,190
5,670	Series 2010-A, Class A3, 0.870%, 07/15/14	5,674
1,500	Series 2010-A, Class A4, 1.310%, 09/15/16	1,516
2,365	Novastar Home Equity Loan, Series 2005-1, Class M1, VAR, 0.668%, 06/25/35	2,343
45	Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%, 03/25/32	41
19	Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	18
	Santander Drive Auto Receivables Trust,
689	Series 2010-2, Class A2, 0.950%, 08/15/13	689
14,170	Series 2010-3, Class A3, 1.200%, 06/16/14	14,183
2,440	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	2,464
2,803	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	2,872
3,596	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	3,592
8,183	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.488%, 06/25/35	7,486
	Toyota Auto Receivables Owner Trust,
7,710	Series 2010-C, Class A3, 0.770%, 04/15/14	7,718
8,300	Series 2011-A, Class A4, 1.560%, 05/15/15	8,457
	USAA Auto Owner Trust,
4,917	Series 2009-2, Class A3, 1.540%, 02/18/14	4,941
1,570	Series 2009-2, Class A4, 2.530%, 07/15/15	1,613
	World Omni Auto Receivables Trust,
1,978	Series 2007-B, Class A4, 5.390%, 05/15/13	2,000
2,292	Series 2008-A, Class A4, 4.740%, 10/15/13	2,339
68	Series 2008-B, Class A3A, 5.130%, 04/15/13	68
2,000	Series 2008-B, Class A4, 5.580%, 04/15/14	2,059
1,635	Series 2009-A, Class A3, 3.330%, 05/15/13	1,645
3,474	Series 2010-A, Class A3, 1.340%, 12/16/13	3,484
11,865	Series 2010-A, Class A4, 2.210%, 05/15/15	12,112

	Total Asset-Backed Securities (Cost $804,561)	808,510

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — 10.5%
		Agency CMO — 6.8%
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
1,359		Series 31, Class Z, 8.000%, 04/25/24	1,560
190		Series 56, Class Z, 7.500%, 09/20/26	219
		Federal Home Loan Mortgage Corp. REMICS,
15		Series 2, Class Z, 9.300%, 03/15/19	17
8		Series 12, Class A, 9.250%, 11/15/19	9
20		Series 16, Class D, 10.000%, 10/15/19	23
31		Series 17, Class I, 9.900%, 10/15/19	35
52		Series 23, Class F, 9.600%, 04/15/20	58
20		Series 26, Class F, 9.500%, 02/15/20	23
4		Series 81, Class A, 8.125%, 11/15/20	5
23		Series 85, Class C, 8.600%, 01/15/21	25
19		Series 99, Class Z, 9.500%, 01/15/21	22
3		Series 159, Class H, 4.500%, 09/15/21	3
5		Series 189, Class D, 6.500%, 10/15/21	6
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
5		Series 1053, Class G, 7.000%, 03/15/21	6
12		Series 1056, Class KZ, 6.500%, 03/15/21	13
6		Series 1074, Class H, 8.500%, 05/15/21	8
21		Series 1082, Class C, 9.000%, 05/15/21	23
7		Series 1087, Class I, 8.500%, 06/15/21	9
26		Series 1125, Class Z, 8.250%, 08/15/21	30
24		Series 1142, Class IA, 7.000%, 10/15/21	27
3		Series 1169, Class G, 7.000%, 11/15/21	4
49		Series 1343, Class LA, 8.000%, 08/15/22	59
11		Series 1424, Class F, VAR, 1.888%, 11/15/22	11
241		Series 1480, Class LZ, 7.500%, 03/15/23	278
614		Series 1560, Class Z, 7.000%, 08/15/23	704
35		Series 1641, Class FA, VAR, 1.200%, 12/15/13	35
161		Series 1754, Class Z, 8.500%, 09/15/24	181
370		Series 1779, Class Z, 8.500%, 04/15/25	434
7		Series 1807, Class G, 9.000%, 10/15/20	8
981		Series 1888, Class Z, 7.000%, 08/15/26	1,134
1,275		Series 2358, Class PD, 6.000%, 09/15/16	1,372
1,692		Series 2363, Class PF, 6.000%, 09/15/16	1,818
824		Series 2390, Class CH, 5.500%, 12/15/16	885
1,721		Series 2418, Class MF, 6.000%, 02/15/22	1,888
363		Series 2425, Class JH, 6.000%, 03/15/17	398
1,360		Series 2453, Class BD, 6.000%, 05/15/17	1,463
893		Series 2458, Class OE, 6.000%, 06/15/17	966
652		Series 2496, Class BK, 5.500%, 09/15/17	705
473		Series 2503, Class TG, 5.500%, 09/15/17	513

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	175

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
517	Series 2508, Class AQ, 5.500%, 10/15/17	561
2,241	Series 2513, Class DB, 5.000%, 10/15/17	2,417
1,185	Series 2533, Class PE, 5.500%, 12/15/21	1,200
9	Series 2534, Class HM, 4.500%, 10/15/16	9
3,388	Series 2561, Class UE, 5.500%, 06/15/22	3,547
264	Series 2575, Class KA, 5.000%, 11/15/17	276
211	Series 2583, Class TD, 4.500%, 12/15/13	212
147	Series 2587, Class WB, 5.000%, 11/15/16	148
13,577	Series 2600, Class MD, 5.500%, 06/15/32	14,418
1,105	Series 2617, Class VN, 5.500%, 04/15/14	1,151
3,896	Series 2635, Class MS, IF, IO, 7.543%, 02/15/18	405
6,900	Series 2638, Class JG, 5.000%, 02/15/33	7,501
76	Series 2640, Class VM, 4.500%, 12/15/21	77
2,269	Series 2641, Class KJ, 4.000%, 01/15/18	2,353
542	Series 2643, Class ME, 3.500%, 03/15/18	563
708	Series 2666, Class OC, 5.500%, 01/15/22	737
90	Series 2685, Class MX, 4.000%, 07/15/16	90
289	Series 2755, Class PA, PO, 02/15/29	279
3,860	Series 2761, Class CB, 4.000%, 03/15/19	4,145
3,242	Series 2763, Class PD, 4.500%, 12/15/17	3,336
1,547	Series 2765, Class CA, 4.000%, 07/15/17	1,578
3,500	Series 2773, Class OB, 5.000%, 02/15/19	3,829
229	Series 2780, Class YP, 7.500%, 08/15/18	239
209	Series 2782, Class HE, 4.000%, 09/15/17	214
1,260	Series 2812, Class AB, 4.500%, 10/15/18	1,303
512	Series 2825, Class VP, 5.500%, 06/15/15	551
3,280	Series 2836, Class PX, 4.000%, 05/15/18	3,407
4,343	Series 2859, Class SA, IF, IO, 7.043%, 11/15/18	285
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,146
2,336	Series 2875, Class HA, 4.000%, 11/15/18	2,426
1,411	Series 2924, Class DA, 4.500%, 02/15/19	1,463
494	Series 2927, Class YN, 4.500%, 10/15/32	524
35,000	Series 2928, Class ND, 5.000%, 10/15/30	36,006
525	Series 2956, Class LD, 5.000%, 05/15/18	529
704	Series 2962, Class WJ, 5.500%, 06/15/24	732
14,420	Series 2989, Class MU, IF, IO, 6.793%, 07/15/34	2,374
20,000	Series 2989, Class TG, 5.000%, 06/15/25	22,181
1,034	Series 2993, Class MN, 5.000%, 06/15/23	1,055
1,398	Series 2995, Class FT, VAR, 0.457%, 05/15/29	1,393
584	Series 3001, Class YN, 4.500%, 06/15/33	612
3,168	Series 3002, Class BN, 5.000%, 07/15/35	3,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
702	Series 3005, Class PV, IF, 12.403%, 10/15/33	810
2,528	Series 3036, Class NB, 5.000%, 01/15/29	2,584
403	Series 3047, Class OB, 5.500%, 12/15/33	423
13,647	Series 3080, Class TZ, 5.500%, 02/15/33	14,180
1,839	Series 3197, Class AB, 5.500%, 08/15/13	1,859
624	Series 3242, Class NC, 5.750%, 12/15/28	628
1,226	Series 3242, Class PA, 5.750%, 11/15/29	1,245
39	Series 3280, Class MA, 5.500%, 05/15/26	39
7,925	Series 3305, Class IW, IF, IO, 6.243%, 04/15/37	1,142
1,617	Series 3320, Class TB, 5.500%, 06/15/30	1,628
370	Series 3329, Class JA, 6.000%, 08/15/28	376
543	Series 3363, Class A, 5.000%, 07/15/16	559
49,385	Series 3420, Class EI, IO, SUB, 2.031%, 08/15/37	1,399
12,185	Series 3429, Class S, IF, IO, 6.613%, 03/15/38	1,898
28,868	Series 3437, Class DI, IO, 1.559%, 02/15/12	131
20,655	Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	151
5,082	Series 3546, Class A, VAR, 5.929%, 02/15/39	5,489
3,736	Series 3564, Class JA, 4.000%, 01/15/18	3,944
7,591	Series 3572, Class JS, IF, IO, 6.593%, 09/15/39	1,242
16,965	Series 3609, Class SA, IF, IO, 6.133%, 12/15/39	4,002
53,846	Series 3747, Class HI, IO, 4.500%, 07/15/37	7,925
19,568	Series 3784, Class S, IF, IO, 6.393%, 07/15/23	2,269
925	Series R008, Class FK, VAR, 0.607%, 07/15/23	924
43	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.091%, 09/25/29	46
10,971	Federal National Mortgage Association, Series 2011-M2, Class A1, 2.019%, 07/25/21	11,133
	Federal National Mortgage Association REMICS,
16	Series 1988-7, Class Z, 9.250%, 04/25/18	18
19	Series 1988-13, Class C, 9.300%, 05/25/18	22
14	Series 1988-15, Class A, 9.000%, 06/25/18	16
16	Series 1988-16, Class B, 9.500%, 06/25/18	18
13	Series 1989-2, Class D, 8.800%, 01/25/19	15
38	Series 1989-27, Class Y, 6.900%, 06/25/19	41
9	Series 1989-54, Class E, 8.400%, 08/25/19	11

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
9		Series 1989-66, Class J, 7.000%, 09/25/19	11
6		Series 1989-70, Class G, 8.000%, 10/25/19	8
130		Series 1989-72, Class E, 9.350%, 10/25/19	151
15		Series 1989-89, Class H, 9.000%, 11/25/19	18
6		Series 1989-96, Class H, 9.000%, 12/25/19	7
11		Series 1990-7, Class B, 8.500%, 01/25/20	13
8		Series 1990-12, Class G, 4.500%, 02/25/20	9
169		Series 1990-19, Class G, 9.750%, 02/25/20	193
38		Series 1990-58, Class J, 7.000%, 05/25/20	43
36		Series 1990-61, Class H, 7.000%, 06/25/20	41
17		Series 1990-106, Class J, 8.500%, 09/25/20	20
8		Series 1990-109, Class J, 7.000%, 09/25/20	8
21		Series 1990-111, Class Z, 8.750%, 09/25/20	23
9		Series 1990-117, Class E, 8.950%, 10/25/20	11
11		Series 1990-123, Class G, 7.000%, 10/25/20	13
11		Series 1990-132, Class Z, 7.000%, 11/25/20	13
392		Series 1990-137, Class X, 9.000%, 12/25/20	457
4		Series 1991-53, Class J, 7.000%, 05/25/21	4
21		Series 1991-130, Class C, 9.000%, 09/25/21	24
2		Series 1992-96, Class B, PO, 05/25/22	2
2,187		Series 1992-131, Class KB, 8.000%, 08/25/22	2,543
2,094		Series 1992-185, Class L, 8.000%, 10/25/22	2,425
7		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	8
—	(h)	Series 1993-225, Class MC, PO, 11/25/23	—	(h)
57		Series 1993-235, Class G, PO, 09/25/23	53
3,838		Series 1994-15, Class ZK, 5.500%, 02/25/24	4,262
6,376		Series 1994-43, Class PK, 6.350%, 02/25/24	7,195
—	(h)	Series 1997-46, Class PN, 6.500%, 07/18/12	—	(h)
2		Series 1997-55, Class B, 7.000%, 02/18/27	2
6,674		Series 1999-6, Class PB, 6.000%, 03/25/19	7,328
603		Series 1999-42, Class SA, IF, IO, 7.982%, 10/25/28	9
1,520		Series 2002-2, Class MG, 6.000%, 02/25/17	1,640
807		Series 2002-3, Class OG, 6.000%, 02/25/17	868
1,451		Series 2002-28, Class LD, 6.000%, 05/25/17	1,562
837		Series 2002-58, Class HC, 5.500%, 09/25/17	895
1,677		Series 2002-59, Class UC, 5.500%, 09/25/17	1,813
531		Series 2002-63, Class KC, 5.000%, 10/25/17	572
356		Series 2003-3, Class PD, 5.000%, 08/25/16	356
5,108		Series 2003-5, Class SE, IF, IO, 7.432%, 08/25/22	372

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,436	Series 2003-16, Class LJ, 5.000%, 03/25/18	2,631
61	Series 2003-21, Class M, 5.000%, 02/25/17	61
16,640	Series 2003-23, Class PG, 5.500%, 01/25/32	17,248
1,968	Series 2003-25, Class CS, IF, IO, 7.432%, 03/25/17	16
2,124	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	446
3,017	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	634
5,327	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	510
5,626	Series 2003-69, Class GI, IO, 5.000%, 12/25/31	353
5,720	Series 2003-89, Class DC, 5.000%, 12/25/32	6,185
2,947	Series 2003-92, Class HP, 4.500%, 09/25/18	3,174
249	Series 2003-120, Class BQ, 4.000%, 09/25/16	250
3,221	Series 2003-129, Class ME, 5.000%, 08/25/23	3,530
6,642	Series 2004-60, Class PA, 5.500%, 04/25/34	7,252
4,808	Series 2004-65, Class EJ, 5.000%, 05/25/23	4,970
1,216	Series 2004-72, Class F, VAR, 0.718%, 09/25/34	1,220
320	Series 2004-101, Class AR, 5.500%, 01/25/35	356
401	Series 2005-1, Class HC, 5.000%, 09/25/28	405
14,089	Series 2005-19, Class PA, 5.500%, 07/25/34	15,650
2,432	Series 2005-19, Class SK, IF, IO, 6.532%, 11/25/22	82
519	Series 2005-27, Class TH, 5.500%, 07/25/31	534
1,188	Series 2005-30, Class TA, 5.000%, 04/25/22	1,197
4,303	Series 2005-38, Class FK, VAR, 0.518%, 05/25/35	4,292
484	Series 2005-40, Class YA, 5.000%, 09/25/20	497
259	Series 2005-48, Class OM, 5.000%, 03/25/30	263
442	Series 2005-84, Class MB, 5.750%, 10/25/35	493
34	Series 2005-104, Class YA, 5.500%, 10/25/19	34
5,844	Series 2006-22, Class DV, 5.500%, 03/25/17	6,114
2,688	Series 2006-39, Class WB, 5.500%, 10/25/30	2,771

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	177

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,534	Series 2006-58, Class ST, IF, IO, 6.932%, 07/25/36	1,464
22,896	Series 2006-122, Class A, 6.000%, 05/25/25	23,751
1,154	Series 2007-16, Class FC, VAR, 0.968%, 03/25/37	1,150
2,371	Series 2007-22, Class SC, IF, IO, 5.862%, 03/25/37	334
4,396	Series 2007-26, Class BA, 5.500%, 05/25/29	4,454
15,791	Series 2007-33, Class MS, IF, IO, 6.372%, 04/25/37	2,546
148	Series 2007-47, Class PB, 5.000%, 09/25/29	148
3,585	Series 2007-54, Class FA, VAR, 0.618%, 06/25/37	3,579
4,826	Series 2007-76, Class DB, 6.000%, 05/25/33	5,151
976	Series 2007-79, Class MA, 5.500%, 12/25/28	983
17,669	Series 2007-85, Class SH, IF, IO, 6.282%, 09/25/37	2,897
14,036	Series 2007-95, Class A1, VAR, 0.468%, 08/27/36	14,028
3,148	Series 2007-106, Class A7, VAR, 5.969%, 10/25/37	3,363
5,302	Series 2008-18, Class SE, IF, IO, 6.052%, 03/25/38	673
56,404	Series 2008-35, Class EI, IO, VAR, 1.555%, 03/25/12	375
1,415	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	174
2,192	Series 2008-77, Class VA, 6.000%, 07/25/19	2,463
12,988	Series 2008-81, Class KA, 5.000%, 10/25/22	13,720
24,666	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	2,368
6,737	Series 2009-29, Class LA, VAR, 4.453%, 05/25/39	6,802
9,356	Series 2009-62, Class HJ, VAR, 6.000%, 05/25/39	10,392
50,207	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	4,207
8,982	Series 2009-108, Class VN, 5.000%, 09/25/39	9,901
70,110	Series 2009-112, Class SW, IF, IO, 6.032%, 01/25/40	8,090
7,440	Series 2010-9, Class PA, 4.500%, 10/25/39	7,615

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
8,691		Series 2010-19, Class VA, 5.000%, 02/25/21	9,562
15,789		Series 2010-60, Class IO, IO, 4.000%, 06/25/20	1,551
16,593		Series 2010-64, Class DM, 5.000%, 06/25/40	17,960
13,091		Series 2010-64, Class EH, 5.000%, 10/25/35	14,014
22,113		Series 2010-111, Class AE, 5.500%, 04/25/38	23,541
16		Series G-11, Class Z, 8.500%, 05/25/21	18
6		Series G-22, Class ZT, 8.000%, 12/25/16	7
4		Series G-41, Class PT, 7.500%, 10/25/21	4
1,048		Series G92-19, Class M, 8.500%, 04/25/22	1,250
30		Series G92-35, Class E, 7.500%, 07/25/22	33
940		Series G92-35, Class EA, 8.000%, 07/25/22	1,159
15		Series G92-40, Class ZC, 7.000%, 07/25/22	16
120		Series G92-44, Class ZQ, 8.000%, 07/25/22	137
34		Series G92-54, Class ZQ, 7.500%, 09/25/22	38
4,946		Series G92-64, Class J, 8.000%, 11/25/22	6,098
2,025		Series G92-66, Class K, 8.000%, 12/25/22	2,498
1,910		Series G94-6, Class PJ, 8.000%, 05/17/24	2,190
		Federal National Mortgage Association STRIPS,
—	(h)	Series 25, Class 1, 6.000%, 02/01/13	—	(h)
92		Series 108, Class 1, PO, 03/01/20	85
2		Series 268, Class 2, IO, 9.000%, 02/01/23	1
1,730		Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	286
1,572		Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	278
1,918		Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	176
3,466		Series 334, Class 9, IO, 6.000%, 03/01/33	797
11,708		Series 343, Class 21, IO, 4.000%, 09/01/18	1,020
4,561		Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	391
2,099		Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	221
1,460		Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	208
1,490		Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	215
1,858		Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	280
1,069		Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	227

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,568	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	903
8,089	Series 394, Class C3, IO, 6.500%, 09/25/38	1,523
	Federal National Mortgage Association Whole Loan,
2	Series 1995-W3, Class A, 9.000%, 04/25/25	3
14,537	Series 2007-W1, Class 1AF1, VAR, 0.478%, 11/25/46	14,489
	Government National Mortgage Association,
105	Series 1997-12, Class D, 7.500%, 09/20/27	122
1,953	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	346
35,474	Series 2006-23, Class S, IF, IO, 6.287%, 01/20/36	4,825
60,327	Series 2006-26, Class S, IF, IO, 6.287%, 06/20/36	10,209
34,574	Series 2007-16, Class KU, IF, IO, 6.437%, 04/20/37	5,057
10,265	Series 2008-75, Class SP, IF, IO, 7.257%, 08/20/38	1,877
14,705	Series 2009-14, Class KS, IF, IO, 6.087%, 03/20/39	1,995
4,035	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	741
35,468	Series 2009-14, Class SA, IF, IO, 5.867%, 03/20/39	4,553
5,000	Series 2009-45, Class PB, 4.500%, 07/16/33	5,491
41,181	Series 2009-106, Class XL, IF, IO, 6.537%, 06/20/37	6,268
4,488	Series 2010-14, Class QP, 6.000%, 12/20/39	4,902
	NCUA Guaranteed Notes,
28,908	Series 2010-C1, Class A1, 1.600%, 10/29/20	29,268
18,830	Series 2010-R3, Class 1A, VAR, 0.761%, 12/08/20	18,977
11,002	Series 2010-R3, Class 3A, 2.400%, 12/08/20	11,332
20	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	24

		665,851

	Non-Agency CMO — 3.7%
	ABN Amro Mortgage Corp.,
4,632	Series 2003-7, Class A3, 4.500%, 07/25/18	4,642
2,073	Series 2003-9, Class A1, 4.500%, 08/25/18	2,102
115	Series 2003-9, Class A2, 4.500%, 08/25/18	115

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
20,000	American General Mortgage Loan Trust, Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	20,081
	Banc of America Mortgage Securities, Inc.,
747	Series 2004-4, Class 1A9, 5.000%, 05/25/34	749
5,731	Series 2004-4, Class 4A1, 4.750%, 05/25/19	5,916
119	Series 2004-5, Class 3A5, 4.750%, 06/25/19	119
9,349	Series 2004-5, Class 4A1, 4.750%, 06/25/19	9,619
661	Series 2004-6, Class 1A8, 5.500%, 07/25/34	664
11,723	Series 2005-1, Class 2A1, 5.000%, 02/25/20	11,725
1,031	Series 2007-1, Class 1A7, 5.750%, 03/25/37	1,022
	BCAP LLC Trust,
6,041	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	6,185
4,301	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	4,312
4,104	Series 2010-RR10, Class 4A5, VAR, 4.000%, 09/26/37 (e)	4,114
565	Series 2010-RR4, Class 4A1, VAR, 0.359%, 01/26/37 (e)	551
7,746	Series 2010-RR4, Class 5A7, VAR, 0.539%, 05/26/37 (e)	7,381
4,882	Series 2010-RR6, Class 23A7, VAR, 0.428%, 06/26/37 (e)	4,736
21,019	Series 2010-RR9, Class 1A3, VAR, 4.632%, 08/28/37 (e)	21,177
10,767	Series 2011-RR2, Class 3A3, VAR, 2.931%, 11/21/35 (e)	10,767
325	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.654%, 10/25/33	302
	Chase Mortgage Finance Corp.,
4,798	Series 2003-S10, Class A1, 4.750%, 11/25/18	4,943
1,679	Series 2003-S13, Class A2, 5.000%, 11/25/33	1,745
2,800	Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.000%, 02/25/21	2,773
	Citigroup Mortgage Loan Trust, Inc.,
1,850	Series 2003-UP3, Class A1, 7.000%, 09/25/33	1,928

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	179

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
5,819	Series 2004-UST1, Class A6, VAR, 5.093%, 08/25/34	5,806
9,119	Series 2008-AR4, Class 1A1A, VAR, 5.240%, 11/25/38 (e)	8,996
167	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	168
227	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	238
	Countrywide Home Loan Mortgage Pass-Through Trust,
4,884	Series 2003-34, Class A6, 5.250%, 09/25/33	4,923
1,673	Series 2003-J13, Class 1A5, 5.250%, 11/25/14	1,671
5,039	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	5,206
1,220	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,242
	Credit Suisse Mortgage Capital Certificates,
9,273	Series 2010-1R, Class 9A1, VAR, 5.000%, 06/27/37 (e)	9,050
9,282	Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	9,276
	CS First Boston Mortgage Securities Corp.,
1,308	Series 2003-17, Class 2A6, 3.500%, 07/25/18	1,338
3,855	Series 2003-23, Class 8A1, 5.000%, 09/25/18	3,933
5,369	Series 2004-8, Class 6A1, 4.500%, 12/25/19	5,530
985	Series 2007-5, Class 5A5, VAR, 5.380%, 12/25/14	980
	First Horizon Asset Securities, Inc.,
6,804	Series 2003-8, Class 2A1, 4.500%, 09/25/18	6,857
3,719	Series 2004-7, Class 2A1, 4.750%, 12/25/19	3,728
	GMAC Mortgage Corp. Loan Trust,
6,709	Series 2003-AR1, Class A4, VAR, 3.303%, 10/19/33	6,378
317	Series 2003-J4, Class 2A1, 4.750%, 09/25/18	326
2,753	GSR Mortgage Loan Trust, Series 2004-10F, Class 1A6, 4.500%, 08/25/19	2,763
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.578%, 02/25/35	2,289

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
		JP Morgan Mortgage Trust,
7,711		Series 2004-S2, Class 5A1, 5.500%, 12/25/19	7,788
9,224		Series 2006-A2, Class 4A1, VAR, 2.749%, 08/25/34	8,724
11		Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	13
3,027		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6, VAR, 2.729%, 11/21/34	2,979
		MASTR Alternative Loans Trust,
304		Series 2004-8, Class 6A1, 5.500%, 09/25/19	309
5,018		Series 2004-8, Class 7A1, 5.000%, 09/25/19	5,258
		MASTR Asset Securitization Trust,
1,432		Series 2002-7, Class 1A1, 5.500%, 11/25/17	1,482
3,896		Series 2003-2, Class 1A1, 5.000%, 03/25/18	4,011
2,109		Series 2003-11, Class 10A1, 5.000%, 12/25/18	2,153
5,511		Series 2004-6, Class 6A1, 4.500%, 07/25/19	5,561
—	(h)	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.498%, 08/25/35	—	(h)
6		Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	7
488		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	502
		Nomura Asset Acceptance Corp.,
1,623		Series 2005-AR1, Class 1A1, VAR, 2.662%, 02/25/35	1,245
845		Series 2005-AR2, Class 3A1, VAR, 0.468%, 05/25/35	696
2,518		Series 2005-AR6, Class 4A1, VAR, 0.478%, 12/25/35	1,285
7		Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	8
7,383		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	7,620
		Residential Accredit Loans, Inc.,
397		Series 2003-QR24, Class A7, 4.000%, 07/25/33	386
2,849		Series 2003-QS1, Class A6, 4.250%, 01/25/33	2,856

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
492	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	489
4,120	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.000%, 04/25/18	4,216
4,800	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	5,021
	Wells Fargo Mortgage-Backed Securities Trust,
6,482	Series 2003-10, Class A1, 4.500%, 09/25/18	6,659
5,116	Series 2003-11, Class 2A1, 4.750%, 10/25/18	5,264
5,276	Series 2003-12, Class A1, 4.750%, 11/25/18	5,435
6,077	Series 2003-12, Class A2, 4.500%, 11/25/18	6,235
552	Series 2003-12, Class A3, 5.000%, 11/25/18	572
4,812	Series 2003-15, Class 1A1, 4.750%, 12/25/18	4,967
6,884	Series 2003-16, Class 2A1, 4.500%, 12/25/18	7,023
4,283	Series 2003-K, Class 1A1, VAR, 4.443%, 11/25/33	4,098
68	Series 2003-K, Class 1A2, VAR, 4.443%, 11/25/33	66
10,124	Series 2003-M, Class A1, VAR, 4.691%, 12/25/33	10,147
5,313	Series 2004-7, Class 2A1, 4.500%, 07/25/19	5,429
2,637	Series 2004-EE, Class 2A2, VAR, 2.749%, 12/25/34	2,541
3,519	Series 2004-EE, Class 3A2, VAR, 2.848%, 12/25/34	3,421
6,627	Series 2004-O, Class A1, VAR, 4.867%, 08/25/34	6,733
9,525	Series 2005-1, Class 1A1, 4.750%, 01/25/20	9,793
9,464	Series 2005-13, Class A1, 5.000%, 11/25/20	9,749

		359,107

	Total Collateralized Mortgage Obligations (Cost $1,001,078)	1,024,958

Commercial Mortgage-Backed Securities — 3.6%
	Banc of America Commercial Mortgage, Inc.,
2,622	Series 2004-2, Class A3, 4.050%, 11/10/38	2,646
2,609	Series 2004-5, Class A3, 4.561%, 11/10/41	2,610

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

17,431	BCRR Trust, Series 2010-LEAF, Class 36A, 4.230%, 03/22/31 (e)	17,567
	Bear Stearns Commercial Mortgage Securities,
4,268	Series 2002-TOP6, Class A2, 6.460%, 10/15/36	4,314
32,335	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	34,799
2,825	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	3,012
71	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.922%, 03/15/49	71
1,542	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, VAR, 5.440%, 09/15/30 (e)	1,572
1,330	Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,381
3,076	Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A2, 4.630%, 05/10/43	3,087
15,315	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	16,235
15,942	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	16,592
	GMAC Commercial Mortgage Securities, Inc.,
673	Series 2003-C1, Class A1, 3.337%, 05/10/36	677
102	Series 2003-C3, Class A3, 4.646%, 04/10/40	103
27,750	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	29,577
	JP Morgan Chase Commercial Mortgage Securities Corp.,
17,900	Series 2004-C2, Class A3, VAR, 5.388%, 05/15/41	19,128
2,457	Series 2004-LN2, Class A1, 4.475%, 07/15/41	2,474
	LB-UBS Commercial Mortgage Trust,
15,000	Series 2002-C2, Class A4, 5.594%, 06/15/31	15,262
15,372	Series 2004-C2, Class A4, 4.367%, 03/15/36	16,107
222	Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.071%, 10/12/41	222
12,107	Morgan Stanley, Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	12,167
	Morgan Stanley Capital I,
4,622	Series 1998-CF1, Class E, VAR, 7.350%, 07/15/32	4,713
2,348	Series 2003-T11, Class A3, 4.850%, 06/13/41	2,354

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	181

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
	Morgan Stanley Re-REMIC Trust,
26,500	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	26,512
9,955	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	10,421
19,982	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	19,882
1,618	Nomura Asset Securities Corp., Series 1998-D6, Class A1C, 6.690%, 03/15/30	1,673
15,554	Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1, 3.669%, 02/11/36	15,643
	TIAA Retail Commercial Trust,
8,964	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	9,253
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,217
18,325	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.969%, 08/15/39	19,885
8,388	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	8,952
14,655	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	14,864

	Total Commercial Mortgage-Backed Securities (Cost $350,499)	348,972

Corporate Bonds — 16.1%
	Consumer Discretionary — 0.6%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
990	1.750%, 03/01/14	1,007
4,435	4.875%, 09/15/13	4,767

		5,774

	Automobiles — 0.0% (g)
	Daimler Finance North America LLC,
1,000	5.750%, 09/08/11	1,001
3,905	6.500%, 11/15/13	4,325

		5,326

	Broadcasting & Cable TV — 0.1%
5,865	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.500%, 03/01/16	6,137

	Household Durables — 0.0% (g)
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,910

	Media — 0.3%
1,363	CBS Corp., 8.200%, 05/15/14	1,587

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
310	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	344
1,463	Comcast Cable Communications LLC, 7.125%, 06/15/13	1,620
3,720	Cox Communications, Inc., 5.450%, 12/15/14	4,148
4,950	NBCUniversal Media LLC, 2.875%, 04/01/16	5,072
	News America Holdings, Inc.,
1,495	7.600%, 10/11/15	1,727
300	9.250%, 02/01/13	330
4,275	TCI Communications, Inc., 8.750%, 08/01/15	5,219
	Time Warner Cable, Inc.,
3,990	3.500%, 02/01/15	4,192
1,400	6.200%, 07/01/13	1,523
875	7.500%, 04/01/14	1,000
1,601	8.250%, 02/14/14	1,846
2,000	Viacom, Inc., 4.375%, 09/15/14	2,156
585	Walt Disney Co. (The), 4.700%, 12/01/12	615

		31,379

	Multiline Retail — 0.0% (g)
1,190	Target Corp., 5.125%, 01/15/13	1,261

	Specialty Retail — 0.1%
2,555	Home Depot, Inc., 5.250%, 12/16/13	2,782
2,675	Staples, Inc., 9.750%, 01/15/14	3,136

		5,918

	Total Consumer Discretionary	57,705

	Consumer Staples — 0.7%
	Beverages — 0.3%
1,420	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	1,439
480	Bottling Group LLC, 6.950%, 03/15/14	553
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,409
1,773	1.800%, 09/01/16 (e)	1,790
5,050	3.625%, 03/15/14	5,427
475	Diageo Capital plc, (United Kingdom), 5.200%, 01/30/13	504
5,035	Diageo Finance B.V., (Netherlands), 5.500%, 04/01/13	5,409
	PepsiCo, Inc.,
2,975	3.750%, 03/01/14	3,191
980	4.650%, 02/15/13	1,037
	SABMiller plc, (United Kingdom),
5,325	5.500%, 08/15/13 (e)	5,750

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Beverages — Continued
1,000	5.700%, 01/15/14 (e)	1,094

		27,603

	Food & Staples Retailing — 0.1%
1,250	CVS Caremark Corp., 3.250%, 05/18/15	1,319
4,975	Kroger Co. (The), 7.500%, 01/15/14	5,687
	Wal-Mart Stores, Inc.,
1,900	2.250%, 07/08/15	1,982
695	4.550%, 05/01/13	741
2,780	7.250%, 06/01/13	3,097

		12,826

	Food Products — 0.3%
4,570	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	4,816
1,835	Cadbury Schweppes US Finance LLC, 5.125%, 10/01/13 (e)	1,978
	Cargill, Inc.,
1,215	4.375%, 06/01/13 (e)	1,282
1,385	5.000%, 11/15/13 (e)	1,503
1,450	5.200%, 01/22/13 (e)	1,535
	General Mills, Inc.,
3,105	5.250%, 08/15/13	3,362
1,770	5.650%, 09/10/12	1,854
710	Kellogg Co., 4.250%, 03/06/13	746
	Kraft Foods, Inc.,
1,210	4.125%, 02/09/16	1,306
1,500	5.250%, 10/01/13	1,622
150	6.000%, 02/11/13	160
1,081	6.250%, 06/01/12	1,126
2,780	6.750%, 02/19/14	3,143

		24,433

	Household Products — 0.0% (g)
425	Clorox Co., 5.000%, 01/15/15	449

	Total Consumer Staples	65,311

	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
	Anadarko Petroleum Corp.,
435	5.750%, 06/15/14	481
2,000	7.625%, 03/15/14	2,288
3,660	Canadian Natural Resources Ltd., (Canada), 4.900%, 12/01/14	4,028
1,390	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	1,510
800	Chevron Corp., 3.950%, 03/03/14	864
1,145	ConocoPhillips, 4.750%, 02/01/14	1,252

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
3,158	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,400
3,721	PC Financial Partnership, 5.000%, 11/15/14	4,083
	Shell International Finance B.V., (Netherlands),
2,615	1.875%, 03/25/13	2,668
2,452	3.100%, 06/28/15	2,606
5,225	4.000%, 03/21/14	5,636
2,400	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	2,664
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,413

	Total Energy	34,893

	Financials — 10.2%
	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
2,240	2.950%, 06/18/15	2,328
1,870	3.100%, 01/15/15	1,973
6,277	4.300%, 05/15/14	6,790
3,300	4.500%, 04/01/13	3,489
6,690	BlackRock, Inc., 3.500%, 12/10/14	7,153
5,380	Charles Schwab Corp. (The), 4.950%, 06/01/14	5,904
	Credit Suisse USA, Inc.,
765	4.875%, 01/15/15	818
8,587	5.125%, 01/15/14	9,162
5,225	5.500%, 08/15/13	5,545
580	FMR LLC, 4.750%, 03/01/13 (e)	605
	Goldman Sachs Group, Inc. (The),
10,415	3.625%, 02/07/16	10,424
6,895	3.700%, 08/01/15	6,969
2,000	4.750%, 07/15/13	2,081
4,175	5.000%, 10/01/14	4,366
2,575	5.125%, 01/15/15	2,706
1,860	5.150%, 01/15/14	1,952
950	5.250%, 04/01/13	987
8,955	5.250%, 10/15/13	9,336
3,000	5.500%, 11/15/14	3,197
18,840	6.000%, 05/01/14	20,262
	Jefferies Group, Inc.,
9,275	3.875%, 11/09/15	9,426
2,050	5.875%, 06/08/14	2,226
	Lehman Brothers Holdings, Inc.,
2,225	3.950%, 11/10/09 (d)	554
500	5.750%, 07/18/11 (d)	124
1,062	6.625%, 01/18/12 (d)	264

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	183

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
1,705	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	1,889
	Merrill Lynch & Co., Inc.,
968	5.000%, 01/15/15	972
3,275	5.300%, 09/30/15	3,304
4,376	5.450%, 02/05/13	4,490
4,591	5.450%, 07/15/14	4,729
13,651	6.150%, 04/25/13	14,200
	Morgan Stanley,
1,936	2.875%, 07/28/14	1,912
1,600	4.100%, 01/26/15	1,592
11,342	4.200%, 11/20/14	11,370
915	4.750%, 04/01/14	928
8,805	5.300%, 03/01/13	9,111
285	5.625%, 01/09/12	289
13,150	6.000%, 05/13/14	13,807
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,404
8,505	5.000%, 03/04/15	8,963
	Northern Trust Corp.,
1,860	4.625%, 05/01/14	2,025
3,220	5.500%, 08/15/13	3,493
	State Street Corp.,
5,370	2.875%, 03/07/16	5,548
6,213	4.300%, 05/30/14	6,717
	UBS AG, (Switzerland),
488	2.250%, 08/12/13	493
6,670	3.875%, 01/15/15	6,919

		223,796

	Commercial Banks — 3.3%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	478
1,000	American Express Bank FSB, 5.500%, 04/16/13	1,061
1,190	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	1,203
1,700	Australia & New Zealand Banking Group Ltd., (Australia), 2.125%, 01/10/14 (e)	1,720
1,858	Bank of New York Mellon Corp. (The), 2.300%, 07/28/16	1,890
	Bank of Nova Scotia, (Canada),
5,236	1.650%, 10/29/15 (e)	5,302
5,300	2.375%, 12/17/13	5,456
2,782	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 2.600%, 01/22/13 (e)	2,833

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Barclays Bank plc, (United Kingdom),
9,495	2.500%, 01/23/13	9,508
10,925	2.500%, 09/21/15 (e)	11,071
4,450	3.900%, 04/07/15	4,457
2,980	5.200%, 07/10/14	3,135
	BB&T Corp.,
6,970	3.200%, 03/15/16	7,114
3,410	3.850%, 07/27/12	3,502
4,555	4.750%, 10/01/12	4,717
1,232	5.200%, 12/23/15	1,345
6,154	5.700%, 04/30/14	6,780
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,428
3,385	Branch Banking & Trust Co., 4.875%, 01/15/13	3,484
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,377
3,000	2.600%, 07/02/15 (e)	3,145
1,290	Comerica, Inc., 3.000%, 09/16/15	1,319
	Credit Suisse, (Switzerland),
9,420	3.500%, 03/23/15	9,599
10,114	5.500%, 05/01/14	10,905
	Deutsche Bank AG, (Germany),
8,290	2.375%, 01/11/13	8,293
5,500	3.250%, 01/11/16	5,521
3,890	3.875%, 08/18/14	4,043
1,445	4.875%, 05/20/13	1,504
600	5.375%, 10/12/12	627
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,847
12,209	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	12,487
505	Fifth Third Bancorp, 3.625%, 01/25/16	512
2,836	HSBC Bank plc, (United Kingdom), 1.625%, 07/07/14 (e)	2,870
4,700	HSBC Bank USA N.A., 4.625%, 04/01/14	4,857
1,650	HSBC Holdings plc, (United Kingdom), 5.250%, 12/12/12	1,695
	KeyBank N.A.,
1,778	5.500%, 09/17/12	1,844
750	5.700%, 08/15/12	779
1,290	5.800%, 07/01/14	1,409
5,720	KeyCorp, 6.500%, 05/14/13	6,149
1,525	M&I Marshall & Ilsley Bank, 5.150%, 02/22/12	1,518
805	M&T Bank Corp., 5.375%, 05/24/12	829

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
500	Manufacturers & Traders Trust Co., VAR, 1.746%, 04/01/13	499
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,318
5,070	National Australia Bank Ltd., (Australia), 2.500%, 01/08/13 (e)	5,141
7,480	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	7,633
8,105	National City Corp., 4.900%, 01/15/15	8,842
2,500	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	2,477
905	PNC Funding Corp., 3.625%, 02/08/15	952
10,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	10,511
4,130	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	4,189
5,788	SouthTrust Corp., 5.800%, 06/15/14	6,259
3,272	SunTrust Banks, Inc., 5.250%, 11/05/12	3,415
6,100	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	6,307
	U.S. Bancorp,
1,075	2.450%, 07/27/15	1,104
5,938	2.875%, 11/20/14	6,180
1,595	4.200%, 05/15/14	1,714
	U.S. Bank N.A.,
5,020	4.950%, 10/30/14	5,532
6,202	6.300%, 02/04/14	6,924
	Wachovia Bank N.A.,
18,328	4.800%, 11/01/14	19,692
1,500	5.000%, 08/15/15	1,618
1,440	5.600%, 03/15/16	1,583
	Wachovia Corp.,
1,155	4.875%, 02/15/14	1,219
3,000	5.250%, 08/01/14	3,209
3,130	5.500%, 05/01/13	3,346
	Wells Fargo & Co.,
5,185	3.750%, 10/01/14	5,515
6,780	4.375%, 01/31/13	7,087
5,770	4.625%, 04/15/14	6,103
2,500	4.950%, 10/16/13	2,672
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,572
	Westpac Banking Corp., (Australia),
6,973	2.100%, 08/02/13	7,091
3,560	4.200%, 02/27/15	3,781

		317,098

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — 1.0%
6,262	American Express Co., 7.250%, 05/20/14	7,149
	American Express Credit Corp.,
2,150	5.300%, 12/02/15	2,413
4,964	5.875%, 05/02/13	5,303
10,305	7.300%, 08/20/13	11,382
	American Honda Finance Corp.,
5,730	2.375%, 03/18/13 (e)	5,841
5,940	4.625%, 04/02/13 (e)	6,257
1,192	Boeing Capital Corp., 5.800%, 01/15/13	1,276
2,000	Capital One Bank USA N.A., 5.125%, 02/15/14	2,162
	Capital One Financial Corp.,
2,997	2.125%, 07/15/14	2,987
500	5.500%, 06/01/15	554
2,755	7.375%, 05/23/14	3,100
1,490	FIA Card Services N.A., 7.125%, 11/15/12	1,535
	HSBC Finance Corp.,
10,100	4.750%, 07/15/13	10,511
15,901	5.000%, 06/30/15	16,809
1,625	5.250%, 04/15/15	1,726
3,500	5.900%, 06/19/12	3,624
	John Deere Capital Corp.,
995	1.600%, 03/03/14	1,011
1,335	2.950%, 03/09/15	1,414
2,450	4.500%, 04/03/13	2,596
325	4.950%, 12/17/12	342
	MBNA Corp.,
1,860	6.125%, 03/01/13	1,911
500	7.500%, 03/15/12	511
2,737	Toyota Motor Credit Corp., 3.200%, 06/17/15	2,891
993	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	1,003

		94,308

	Diversified Financial Services — 2.5%
3,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	3,092
	Bank of America Corp.,
715	3.625%, 03/17/16	698
6,005	4.900%, 05/01/13	6,150
975	5.125%, 11/15/14	1,017
2,345	5.375%, 09/11/12	2,406
388	7.125%, 10/15/11	390
15,480	7.375%, 05/15/14	16,942

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	185

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — Continued
	BP Capital Markets plc, (United Kingdom),
1,190	3.125%, 03/10/12	1,206
3,000	3.200%, 03/11/16	3,156
1,870	3.625%, 05/08/14	1,972
4,000	3.875%, 03/10/15	4,264
3,015	5.250%, 11/07/13	3,262
4,838	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	5,064
	Caterpillar Financial Services Corp.,
6,700	1.550%, 12/20/13	6,795
2,265	4.900%, 08/15/13	2,437
3,080	6.125%, 02/17/14	3,455
1,880	6.200%, 09/30/13	2,069
	Citigroup, Inc.,
14,270	5.500%, 04/11/13	14,868
6,000	5.850%, 07/02/13	6,274
21,650	6.000%, 12/13/13	22,953
10,065	6.010%, 01/15/15	10,808
6,445	6.375%, 08/12/14	7,029
4,428	6.500%, 08/19/13	4,711
1,070	CME Group, Inc., 5.750%, 02/15/14	1,184
3,710	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	3,786
	FUEL Trust,
10,086	3.984%, 06/15/16 (e)	10,057
6,080	4.207%, 04/15/16 (e)	6,113
	General Electric Capital Corp.,
2,335	2.100%, 01/07/14	2,367
12,870	3.500%, 06/29/15	13,463
5,000	3.750%, 11/14/14	5,268
2,170	4.375%, 09/21/15	2,321
5,000	4.750%, 09/15/14	5,421
5,541	4.875%, 03/04/15	6,026
13,757	5.450%, 01/15/13	14,532
11,926	5.500%, 06/04/14	13,112
3,225	5.650%, 06/09/14	3,505
14,402	5.900%, 05/13/14	15,977
4,365	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	4,447
885	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	904

		239,501

	FDIC Guaranteed Securities (~) — 0.0% (g)
2,500	General Electric Capital Corp., 2.625%, 12/28/12	2,577

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FDIC Guaranteed Securities — Continued
2,220	Wells Fargo & Co., 3.000%, 12/09/11	2,236

		4,813

	Insurance — 0.8%
5,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	5,513
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,553
2,343	AON Corp., 3.500%, 09/30/15	2,432
1,454	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,498
	Berkshire Hathaway Finance Corp.,
2,495	5.000%, 08/15/13	2,677
6,615	5.100%, 07/15/14	7,352
4,840	CNA Financial Corp., 5.850%, 12/15/14	5,185
5,938	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	6,314
	MassMutual Global Funding II,
1,084	2.300%, 09/28/15 (e)	1,097
105	3.625%, 07/16/12 (e)	107
	Metropolitan Life Global Funding I,
3,463	2.500%, 01/11/13 (e)	3,514
2,701	2.500%, 09/29/15 (e)	2,743
14,495	5.125%, 04/10/13 (e)	15,312
1,200	5.200%, 09/18/13 (e)	1,294
2,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	2,123
	New York Life Global Funding,
2,730	3.000%, 05/04/15 (e)	2,867
3,350	4.650%, 05/09/13 (e)	3,560
285	5.250%, 10/16/12 (e)	299
1,400	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	1,476
	Pricoa Global Funding I,
500	4.625%, 06/25/12 (e)	515
1,975	5.400%, 10/18/12 (e)	2,069
4,220	5.450%, 06/11/14 (e)	4,643
609	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	624
	Principal Life Income Funding Trusts,
1,110	5.300%, 12/14/12	1,169
4,933	5.300%, 04/24/13	5,266
1,380	Travelers Property Casualty Corp., 5.000%, 03/15/13	1,459

		82,661

	Real Estate Investment Trusts (REITs) — 0.1%
2,000	ERP Operating LP, 5.200%, 04/01/13	2,103

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
5,252	HCP, Inc., 2.700%, 02/01/14	5,229
	Simon Property Group LP,
673	4.200%, 02/01/15	718
1,125	6.750%, 05/15/14	1,277

		9,327

	Thrifts & Mortgage Finance — 0.2%
2,150	Countrywide Financial Corp., 5.800%, 06/07/12	2,190
1,100	Golden West Financial Corp., 4.750%, 10/01/12	1,142
15,324	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	15,492

		18,824

	Total Financials	990,328

	Health Care — 0.2%
	Biotechnology — 0.0% (g)
2,200	Amgen, Inc., 2.300%, 06/15/16	2,250

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
1,650	1.800%, 03/15/13	1,676
255	4.000%, 03/01/14	274
1,925	Medtronic, Inc., 3.000%, 03/15/15	2,040

		3,990

	Health Care Providers & Services — 0.0% (g)
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	839
2,095	UnitedHealth Group, Inc., 5.000%, 08/15/14	2,310
550	WellPoint Health Networks, Inc., 6.375%, 01/15/12	561
215	WellPoint, Inc., 6.000%, 02/15/14	240

		3,950

	Pharmaceuticals — 0.1%
2,635	Abbott Laboratories, 2.700%, 05/27/15	2,794
850	Eli Lilly & Co., 3.550%, 03/06/12	863
2,000	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,142
2,525	Merck & Co., Inc., 4.750%, 03/01/15	2,855
2,793	Wyeth, 5.500%, 02/01/14	3,093

		11,747

	Total Health Care	21,937

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrials — 0.6%
	Aerospace & Defense — 0.2%
	BAE Systems Holdings, Inc.,
1,817	4.950%, 06/01/14 (e)	1,964
2,335	5.200%, 08/15/15 (e)	2,570
	Boeing Co. (The),
1,000	3.500%, 02/15/15	1,076
3,085	5.000%, 03/15/14	3,407
2,190	5.125%, 02/15/13	2,329
2,460	General Dynamics Corp., 5.250%, 02/01/14	2,723
1,115	Honeywell International, Inc., 3.875%, 02/15/14	1,202
1,000	Northrop Grumman Corp., 3.700%, 08/01/14	1,069

		16,340

	Commercial Services & Supplies — 0.0% (g)
	Pitney Bowes, Inc.,
685	3.875%, 06/15/13	707
2,375	4.875%, 08/15/14	2,578
1,100	Waste Management, Inc., 6.375%, 11/15/12	1,171

		4,456

	Industrial Conglomerates — 0.0% (g)
3,767	General Electric Co., 5.000%, 02/01/13	3,970
1,285	Honeywell International, Inc., 4.250%, 03/01/13	1,355

		5,325

	Machinery — 0.1%
745	Caterpillar, Inc., 7.000%, 12/15/13	845
4,323	Danaher Corp., 1.300%, 06/23/14	4,387
1,475	Deere & Co., 6.950%, 04/25/14	1,706
	PACCAR, Inc.,
100	6.375%, 02/15/12	103
1,150	6.875%, 02/15/14	1,313

		8,354

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
5,596	5.900%, 07/01/12	5,819
2,000	7.000%, 02/01/14	2,282
	Canadian National Railway Co., (Canada),
4,485	4.400%, 03/15/13	4,737
605	4.950%, 01/15/14	664
539	6.375%, 10/15/11	543
3,330	CSX Corp., 6.300%, 03/15/12	3,426
	Ryder System, Inc.,
1,000	3.600%, 03/01/16	1,038
2,145	6.000%, 03/01/13	2,287

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	187

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Road & Rail — Continued
	Union Pacific Corp.,
1,433	5.125%, 02/15/14	1,570
4,235	5.450%, 01/31/13	4,508

		26,874

	Total Industrials	61,349

	Information Technology — 0.7%
	Communications Equipment — 0.0% (g)
1,230	Cisco Systems, Inc., 5.500%, 02/22/16	1,424

	Computers & Peripherals — 0.3%
	Dell, Inc.,
5,353	3.100%, 04/01/16	5,596
2,310	4.700%, 04/15/13	2,438
	Hewlett-Packard Co.,
770	2.125%, 09/13/15	774
350	4.500%, 03/01/13	367
2,500	4.750%, 06/02/14	2,722
6,905	6.125%, 03/01/14	7,616
	International Business Machines Corp.,
5,485	1.950%, 07/22/16	5,566
3,025	2.100%, 05/06/13	3,096
1,250	6.500%, 10/15/13	1,402
650	7.500%, 06/15/13	725

		30,302

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
805	3.375%, 11/01/15	832
7,521	6.875%, 07/01/13	8,103

		8,935

	Office Electronics — 0.1%
	Xerox Corp.,
3,421	5.650%, 05/15/13	3,660
2,505	8.250%, 05/15/14	2,898

		6,558

	Semiconductors & Semiconductor Equipment — 0.1%
6,197	National Semiconductor Corp., 3.950%, 04/15/15	6,721
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,760

		11,481

	Software — 0.1%
3,155	Microsoft Corp., 2.950%, 06/01/14	3,363

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — Continued
4,025	Oracle Corp., 3.750%, 07/08/14	4,362

		7,725

	Total Information Technology	66,425

	Materials — 0.5%
	Chemicals — 0.3%
845	Air Products & Chemicals, Inc., 4.150%, 02/01/13	885
	Dow Chemical Co. (The),
4,314	5.900%, 02/15/15	4,835
2,469	7.600%, 05/15/14	2,846
	EI du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,910
3,225	3.250%, 01/15/15	3,441
1,708	5.000%, 01/15/13	1,804
3,153	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	3,418
5,994	PPG Industries, Inc., 5.750%, 03/15/13	6,410
	Praxair, Inc.,
2,240	2.125%, 06/14/13	2,297
1,920	3.950%, 06/01/13	2,032
830	4.625%, 03/30/15	922

		31,800

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
695	4.800%, 04/15/13	740
2,443	5.125%, 03/29/12	2,507
950	6.750%, 11/01/13	1,064
4,120	8.500%, 12/01/12	4,507
650	Nucor Corp., 5.000%, 06/01/13	696
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,173
5,325	8.950%, 05/01/14	6,387

		17,074

	Total Materials	48,874

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
1,875	4.850%, 02/15/14	2,029
11,875	4.950%, 01/15/13	12,474
16,135	6.700%, 11/15/13	17,957
7,126	BellSouth Corp., 5.200%, 09/15/14	7,888
4,050	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	4,270

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	Deutsche Telekom International Finance B.V., (Netherlands),
3,380	4.875%, 07/08/14	3,675
1,000	5.750%, 03/23/16	1,136
550	5.875%, 08/20/13	596
6,510	France Telecom S.A., (France), 4.375%, 07/08/14	6,963
	Telecom Italia Capital S.A., (Luxembourg),
1,700	4.950%, 09/30/14	1,675
1,450	6.175%, 06/18/14	1,463
	Telefonica Emisiones S.A.U., (Spain),
500	3.729%, 04/27/15	492
1,121	3.992%, 02/16/16	1,098
1,280	4.949%, 01/15/15	1,310
2,110	5.855%, 02/04/13	2,179
	Verizon Communications, Inc.,
1,320	5.250%, 04/15/13	1,410
14,065	5.550%, 02/15/16	15,983
2,335	Verizon Florida LLC, 6.125%, 01/15/13	2,488
3,482	Verizon Global Funding Corp., 4.375%, 06/01/13	3,682
735	Verizon Maryland, Inc., 6.125%, 03/01/12	754

		89,522

	Wireless Telecommunication Services — 0.2%
15,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	16,600
4,075	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	4,399

		20,999

	Total Telecommunication Services	110,521

	Utilities — 1.1%
	Electric Utilities — 0.7%
555	AEP Texas North Co., 5.500%, 03/01/13	588
490	Alabama Power Co., 4.850%, 12/15/12	516
	CenterPoint Energy Houston Electric LLC,
700	5.700%, 03/15/13	749
610	5.750%, 01/15/14	675
3,160	7.000%, 03/01/14	3,608
415	Commonwealth Edison Co., 2.150%, 09/01/16 (d)	415
1,645	Duke Energy Carolinas LLC, 5.750%, 11/15/13	1,808
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,654
1,095	3.950%, 09/15/14	1,175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
5,085	5.650%, 06/15/13	5,496
2,133	6.300%, 02/01/14	2,376
537	Duke Energy Ohio, Inc., 2.100%, 06/15/13	548
1,000	Exelon Corp., 4.900%, 06/15/15	1,097
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,660
2,500	FirstEnergy Corp., 6.450%, 11/15/11	2,525
2,000	FPL Group Capital, Inc., 5.625%, 09/01/11	2,000
4,803	Georgia Power Co., 6.000%, 11/01/13	5,303
225	MidAmerican Energy Co., 5.125%, 01/15/13	238
	Midamerican Energy Holdings Co.,
1,025	3.150%, 07/15/12	1,047
1,567	5.875%, 10/01/12	1,651
1,239	NextEra Energy Capital Holdings, Inc., 5.350%, 06/15/13	1,322
5,935	Nisource Finance Corp., 6.150%, 03/01/13	6,321
1,060	Northern States Power Co., 8.000%, 08/28/12	1,135
2,210	Ohio Power Co., 5.750%, 09/01/13	2,402
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,901
750	PacifiCorp, 4.950%, 08/15/14	826
716	Peco Energy Co., 5.000%, 10/01/14	796
295	Progress Energy, Inc., 6.050%, 03/15/14	329
1,683	PSEG Power LLC, 2.500%, 04/15/13	1,708
	Public Service Electric & Gas Co.,
400	2.700%, 05/01/15	424
1,200	5.000%, 08/15/14	1,327
745	Southern California Edison Co., 4.150%, 09/15/14	811
	Southern Co.,
560	1.950%, 09/01/16	560
2,952	4.150%, 05/15/14	3,160
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,618
669	6.250%, 02/15/13	712
	Virginia Electric and Power Co.,
1,000	4.750%, 03/01/13	1,057
4,460	5.100%, 11/30/12	4,695

		69,233

	Gas Utilities — 0.3%
810	AGL Capital Corp., 4.450%, 04/15/13	844
6,038	Atmos Energy Corp., 4.950%, 10/15/14	6,656
	CenterPoint Energy Resources Corp.,
1,000	5.950%, 01/15/14	1,101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	189

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Gas Utilities — Continued
2,270	7.875%, 04/01/13	2,501
2,000	Consolidated Natural Gas Co., 5.000%, 03/01/14	2,185
668	Southern California Gas Co., 5.500%, 03/15/14	743
10,025	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	10,584

		24,614

	Multi-Utilities — 0.1%
1,515	PG&E Corp., 5.750%, 04/01/14	1,672
	Sempra Energy,
1,210	6.000%, 02/01/13	1,289
6,010	8.900%, 11/15/13	6,909
1,815	Wisconsin Electric Power Co., 6.000%, 04/01/14	2,054

		11,924

	Total Utilities	105,771

	Total Corporate Bonds (Cost $1,531,536)	1,563,114

Foreign Government Securities — 0.2%
247	Province of Manitoba, (Canada), 2.125%, 04/22/13	254
	Province of Ontario, (Canada),
8,655	2.700%, 06/16/15	9,161
6,530	2.950%, 02/05/15	6,954
1,250	4.100%, 06/16/14	1,362
3,420	United Mexican States, (Mexico), 6.375%, 01/16/13	3,651

	Total Foreign Government Securities (Cost $20,224)	21,382

Mortgage Pass-Through Securities — 8.3%
	Federal Home Loan Mortgage Corp.,
672	ARM, 2.281%, 06/01/36	708
103	ARM, 2.308%, 01/01/27	109
345	ARM, 2.334%, 03/01/35	363
139	ARM, 2.443%, 12/01/27	146
582	ARM, 2.582%, 07/01/36	616
7	ARM, 2.643%, 12/01/17	7
2,262	ARM, 2.658%, 08/01/36	2,373
1,854	ARM, 2.761%, 08/01/36	1,975
4,469	ARM, 2.790%, 03/01/36	4,751
8,472	ARM, 3.308%, 03/01/36	9,043
4,909	ARM, 3.556%, 10/01/35	5,174
6,422	ARM, 4.183%, 03/01/35	6,781
4,872	ARM, 4.979%, 10/01/36	5,172

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,247		ARM, 5.550%, 10/01/37	1,336
315		ARM, 5.578%, 04/01/37	335
3,870		ARM, 5.612%, 04/01/38	4,117
3,432		ARM, 5.644%, 01/01/38	3,652
584		ARM, 5.698%, 08/01/37	621
1,727		ARM, 5.712%, 03/01/37	1,837
6,428		ARM, 5.718%, 06/01/37	6,848
3,163		ARM, 5.748%, 05/01/37	3,383
13,334		ARM, 5.765%, 06/01/37	14,201
1,968		ARM, 5.794%, 11/01/36	2,092
2,651		ARM, 5.826%, 08/01/37	2,832
3,139		ARM, 5.892%, 12/01/36	3,354
649		ARM, 5.989%, 08/01/36	706
1,415		ARM, 6.011%, 02/01/37	1,505
1,683		ARM, 6.040%, 03/01/37	1,793
5		ARM, 6.069%, 01/01/27	5
2,555		ARM, 6.094%, 03/01/37	2,710
2,414		ARM, 6.163%, 04/01/37	2,552
3,787		ARM, 6.230%, 01/01/37	3,998
1,422		ARM, 6.233%, 12/01/36	1,487
1,051		ARM, 6.398%, 02/01/37	1,136
1,986		ARM, 6.454%, 12/01/36	2,147
1,306		ARM, 6.463%, 11/01/37	1,405
1,049		ARM, 6.649%, 08/01/37	1,115
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
5,526		4.000%, 07/01/18 - 07/01/19	5,884
2,403		4.500%, 04/01/16 - 10/01/18	2,575
14,964		5.000%, 03/01/18 - 04/01/19	16,174
23,866		5.500%, 11/01/12 - 10/01/23	26,007
26,046		6.000%, 08/01/16 - 12/01/23	28,295
5,092		6.500%, 07/01/14 - 04/01/17	5,482
13,594		7.000%, 01/01/12 - 03/01/17	14,667
—	(h)	7.500%, 11/01/11	—	(h)
—	(h)	8.000%, 01/01/12	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
3,089		6.000%, 01/01/19 - 10/01/24	3,396
9,659		6.500%, 08/01/18 - 03/01/26	10,829
33		7.000%, 03/01/14	36
224		7.500%, 10/01/16 - 07/01/18	254
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,137		6.000%, 09/01/17 - 07/01/32	1,261
2,176		7.000%, 08/01/38	2,501

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
19,355	7.500%, 12/01/36	22,613
7,095	10.000%, 10/01/30	8,526
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
58	8.000%, 04/01/17 - 05/01/19	64
10	8.250%, 08/01/17	11
	Federal National Mortgage Association,
54	ARM, 1.970%, 03/01/19	55
324	ARM, 1.981%, 01/01/35	340
653	ARM, 2.204%, 05/01/36	686
2,148	ARM, 2.273%, 08/01/36	2,256
169	ARM, 2.314%, 04/01/36	178
23	ARM, 2.365%, 06/01/27	25
21	ARM, 2.431%, 05/01/25	22
1	ARM, 2.470%, 10/01/27	1
528	ARM, 2.489%, 08/01/36	558
1,967	ARM, 2.499%, 08/01/36	2,053
1,796	ARM, 2.623%, 09/01/34	1,895
1,976	ARM, 2.647%, 08/01/36	2,082
1,103	ARM,2.687%, 07/01/27 - 12/01/35	1,168
28	ARM, 2.755%, 01/01/19	29
10	ARM, 2.797%, 08/01/19	10
11	ARM, 2.848%, 10/01/25	12
4,462	ARM, 2.948%, 03/01/36	4,728
8,484	ARM, 3.154%, 03/01/36	8,961
7,129	ARM, 3.159%, 03/01/36	7,529
5,390	ARM, 3.210%, 10/01/35	5,689
980	ARM, 3.480%, 07/01/36	1,033
28	ARM, 3.750%, 11/01/16	27
12	ARM, 3.765%, 08/01/17	13
1,166	ARM, 4.478%, 04/01/37	1,228
687	ARM, 4.831%, 10/01/36	729
877	ARM, 5.050%, 10/01/36	928
590	ARM, 5.204%, 01/01/37	626
5,112	ARM, 5.210%, 12/01/36	5,458
4,099	ARM, 5.376%, 11/01/37	4,357
289	ARM, 5.430%, 12/01/36	307
164	ARM, 5.575%, 06/01/36	175
7,417	ARM, 5.629%, 01/01/23	8,062
2,414	ARM, 5.637%, 11/01/37	2,577
615	ARM, 5.657%, 07/01/37	658
994	ARM, 5.702%, 03/01/47	1,074
2,620	ARM, 5.708%, 12/01/37	2,806
117	ARM, 5.755%, 07/01/37	124

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

3,257		ARM, 5.773%, 11/01/37	3,494
84		ARM, 5.776%, 08/01/37	89
1,657		ARM, 5.779%, 04/01/37	1,770
594		ARM, 5.856%, 12/01/36	631
726		ARM, 5.929%, 12/01/36	773
84		ARM, 5.933%, 08/01/36	91
2,250		ARM, 5.949%, 04/01/38	2,410
3,807		ARM, 6.034%, 03/01/37	4,043
3,265		ARM, 6.071%, 07/01/37	3,483
3,898		ARM, 6.167%, 08/01/37	4,176
2,694		ARM, 6.314%, 02/01/37	2,834
4,134		ARM, 6.520%, 01/01/37	4,419
31,530		5.500%, 01/01/25	34,239
		Federal National Mortgage Association, 15 Year, Single Family,
6,517		4.000%, 07/01/18 - 01/01/19	6,941
10,371		4.500%, 05/01/18 - 05/01/19	11,133
16,362		5.000%, 12/01/13 - 07/01/20	17,732
62,674		5.500%, 01/01/18 - 09/01/24	68,240
71,368		6.000%, 06/01/13 - 07/01/24	77,579
23,382		6.500%, 02/01/12 - 01/01/23	25,684
9,541		7.000%, 03/01/12 - 01/01/18	10,300
48		7.500%, 02/01/12 - 05/01/15	53
623		8.000%, 11/01/15 - 10/01/16	671
—	(h)	8.500%, 11/01/11	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
4,148		5.500%, 05/01/27	4,550
4,512		6.000%, 03/01/18 - 04/01/24	5,016
6,769		6.500%, 01/01/14 - 03/01/25	7,564
2,168		7.000%, 12/01/13 - 08/01/21	2,476
23		7.500%, 11/01/13 - 06/01/16	24
51		8.000%, 07/01/14 - 11/01/15	56
		Federal National Mortgage Association, 30 Year, FHA/VA,
311		5.500%, 08/01/34	342
56		6.000%, 07/01/17	61
17		8.500%, 03/01/27	20
		Federal National Mortgage Association, 30 Year, Single Family,
33,439		6.000%, 04/01/35 - 01/01/38	37,276
62,570		6.500%, 03/01/26 - 10/01/38	70,543
20,900		7.000%, 04/01/37 - 08/01/37	24,034
177		8.000%, 12/01/30	204
13		8.500%, 09/01/21	14
152		9.000%, 02/01/31	180

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	191

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
52	9.500%, 07/01/28	62
13	10.000%, 02/01/24	15
	Federal National Mortgage Association, Other,
1,269	4.000%, 07/01/13 - 07/01/17	1,314
1,767	4.500%, 11/01/13 - 12/01/19	1,863
2,084	5.000%, 01/01/14 - 05/01/14	2,148
2,926	5.500%, 06/01/16 - 09/01/17	3,127
2,128	6.000%, 09/01/17	2,298
	Government National Mortgage Association II,
117	ARM, 2.125%, 11/20/25	121
90	ARM, 2.375%, 05/20/17 - 01/20/28	93
19	ARM, 2.500%, 12/20/17 - 05/20/21	20
138	ARM, 2.625%, 08/20/16 - 09/20/22	144
59	ARM, 3.000%, 01/20/16 - 05/20/20	61
10	ARM, 3.500%, 10/20/17 - 12/20/17	11
24	ARM, 4.000%, 11/20/15 - 08/20/18	25
7	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 11/20/14	8
	Government National Mortgage Association II, 30 Year, Single Family,
29,896	7.000%, 08/20/38 - 09/20/38	34,820
22	7.500%, 09/20/28	26
49	8.000%, 09/20/26 - 12/20/27	58
65	8.500%, 03/20/25 - 04/20/25	78
	Government National Mortgage Association, 15 Year, Single Family,
9	6.000%, 04/15/14	10
6,200	6.500%, 10/15/23	6,880
	Government National Mortgage Association, 30 Year, Single Family,
18	8.500%, 04/15/25	22
11	9.000%, 09/15/24 - 10/15/26	13
448	9.500%, 07/15/20 - 12/15/25	532
26	12.000%, 11/15/19	29

	Total Mortgage Pass-Through Securities (Cost $785,268)	806,342

Supranational — 0.0% (g)
881	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $888)	899

U.S. Government Agency Securities — 23.1%
	Federal Farm Credit Bank,
26,150	1.875%, 12/07/12	26,673
4,000	2.200%, 04/08/13	4,119
12,400	2.250%, 02/17/12	12,514
8,120	2.250%, 04/24/12	8,223
38,025	2.350%, 09/23/13 (c) (m)	39,517

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

25,000	2.500%, 03/26/13	25,847
10,000	2.600%, 03/04/13	10,342
8,000	2.625%, 04/17/14	8,430
2,769	2.700%, 08/19/13	2,888
1,580	3.000%, 02/12/14	1,677
5,000	3.000%, 09/22/14	5,354
16,493	3.875%, 01/10/13	17,279
2,000	5.100%, 09/18/12	2,101
1,400	5.250%, 08/21/13	1,533
5,000	5.450%, 12/11/13	5,561
	Federal Home Loan Bank,
40,515	1.125%, 03/09/12	40,713
42,000	1.125%, 05/18/12	42,263
4,800	1.375%, 06/08/12	4,841
34,125	1.625%, 06/14/13	34,905
30,785	1.750%, 12/14/12	31,344
85,000	1.875%, 06/21/13	87,357
10,000	2.000%, 09/14/12	10,180
2,000	2.250%, 03/05/12	2,021
25,865	2.375%, 03/14/14	27,110
15,085	2.500%, 06/13/14	15,920
74,350	2.625%, 09/13/13	77,733
18,800	3.000%, 06/24/13	19,702
10,000	3.050%, 06/28/13	10,463
2,980	3.125%, 03/08/13	3,107
153,715	3.125%, 12/13/13	163,148
21,685	3.125%, 03/11/16	23,594
16,230	3.500%, 03/08/13	17,016
18,825	3.875%, 03/08/13	19,844
15,895	4.250%, 06/14/13	17,001
10,000	4.500%, 09/14/12	10,431
5,000	4.875%, 12/14/12	5,290
10,000	4.875%, 11/27/13	10,996
44,470	4.875%, 12/13/13	48,933
2,125	5.000%, 03/09/12	2,178
24,980	5.000%, 03/14/14	27,766
20,025	5.250%, 09/13/13	21,987
17,575	5.375%, 06/14/13	19,149
29,755	5.375%, 06/13/14	33,747
6,670	7.000%, 08/15/14	7,924
	Federal Home Loan Mortgage Corp.,
30,000	0.750%, 12/28/12	30,184
25,000	1.000%, 08/28/12	25,183
20,100	1.000%, 07/30/14	20,380
30,000	1.000%, 08/27/14	30,410
20,000	1.750%, 06/15/12	20,238

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
58,000	2.125%, 03/23/12	58,612
10,000	2.125%, 09/21/12	10,196
25,100	2.500%, 04/23/14	26,431
20,000	2.500%, 05/27/16	21,284
36,830	2.875%, 02/09/15	39,541
11,038	4.000%, 06/12/13	11,713
25,000	4.125%, 12/21/12	26,240
35,000	4.125%, 09/27/13	37,705
15,000	4.500%, 01/15/13	15,864
25,000	4.500%, 01/15/14	27,385
15,960	4.500%, 04/02/14	17,562
75,196	5.000%, 01/30/14	83,359
40,505	5.000%, 07/15/14	45,644
25,000	5.125%, 07/15/12	26,084
10,000	5.250%, 04/18/16	11,879
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,562
40,000	1.000%, 04/04/12	40,180
30,000	1.000%, 09/23/13	30,361
18,035	1.550%, 10/27/15	18,074
35,000	1.750%, 02/22/13	35,726
10,800	1.875%, 04/20/12	10,912
15,000	2.250%, 03/15/16	15,780
5,000	2.500%, 05/15/14	5,264
25,000	3.625%, 02/12/13	26,175
3,245	4.000%, 03/27/13	3,432
11,310	4.000%, 04/15/13	11,983
6,135	4.050%, 04/18/13	6,507
5,000	4.125%, 04/29/13	5,314
7,892	4.125%, 07/11/13	8,440
25,000	4.375%, 09/15/12	26,066
17,000	4.375%, 03/15/13	18,058
107,600	4.375%, 07/17/13	115,592
40,000	4.625%, 10/15/13	43,572
75,750	4.750%, 11/19/12	79,862
87,497	4.750%, 02/21/13	93,161
35,750	4.875%, 05/18/12	36,851
10,000	5.000%, 04/15/15	11,548
3,315	5.000%, 03/15/16	3,892
6,000	6.260%, 11/26/12	6,436

	Total U.S. Government Agency Securities (Cost $2,203,418)	2,253,363

U.S. Treasury Obligations — 28.5%
	U.S. Treasury Notes,
40,000	0.375%, 10/31/12	40,102

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

30,000	0.375%, 06/30/13	30,103
65,000	0.375%, 07/31/13	65,226
10,000	0.500%, 11/30/12	10,044
10,000	0.500%, 05/31/13	10,054
35,000	0.500%, 11/15/13	35,219
70,000	0.500%, 08/15/14	70,377
30,000	0.625%, 06/30/12	30,127
163,000	0.625%, 07/31/12 (m)	163,751
35,000	0.625%, 12/31/12	35,215
30,000	0.625%, 01/31/13	30,193
5,000	0.625%, 02/28/13	5,033
15,000	0.625%, 04/30/13	15,111
40,000	0.625%, 07/15/14	40,366
73,000	0.750%, 05/31/12	73,353
25,000	0.750%, 03/31/13	25,224
20,000	0.750%, 08/15/13	20,217
76,000	0.750%, 09/15/13	76,831
152,000	0.875%, 02/29/12	152,611
80,000	1.000%, 03/31/12	80,428
40,000	1.000%, 04/30/12	40,242
35,000	1.000%, 07/15/13	35,527
40,000	1.000%, 05/15/14	40,791
46,000	1.125%, 12/15/12	46,568
170,600	1.125%, 06/15/13 (m)	173,425
90,000	1.250%, 02/15/14 (m)	92,215
15,000	1.250%, 04/15/14	15,389
20,000	1.250%, 08/31/15	20,508
20,000	1.250%, 09/30/15	20,486
122,580	1.375%, 02/15/12 (m)	123,313
68,300	1.375%, 05/15/12	68,914
136,565	1.375%, 09/15/12	138,299
85,000	1.375%, 10/15/12 (m)	86,169
104,680	1.375%, 11/15/12	106,213
15,000	1.375%, 01/15/13	15,247
30,000	1.375%, 02/15/13	30,521
72,000	1.375%, 03/15/13	73,316
30,000	1.375%, 05/15/13	30,606
30,000	1.500%, 06/30/16	30,853
81,620	1.500%, 07/31/16	83,890
78,210	1.750%, 08/15/12	79,414
35,000	1.750%, 07/31/15	36,572
75,000	1.750%, 05/31/16	78,082
10,000	1.875%, 06/15/12	10,139
5,750	1.875%, 04/30/14	5,994
20,000	1.875%, 06/30/15	20,989
40,000	2.000%, 04/30/16	42,141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	193

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
25,000	2.125%, 12/31/15	26,498
75,000	2.125%, 02/29/16	79,482
30,250	2.250%, 01/31/15	32,093
20,230	2.250%, 03/31/16	21,555
10,000	2.375%, 10/31/14	10,627
29,770	2.375%, 03/31/16	31,870
15,000	2.500%, 04/30/15	16,078
4,300	3.125%, 09/30/13	4,561

	Total U.S. Treasury Obligations (Cost $2,740,317)	2,778,172

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
84,065	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $84,065)	84,065

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
2,141	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $2,141)	2,141

	Total Investments — 99.5% (Cost $9,523,995)	9,691,918
	Other Assets in Excess of Liabilities — 0.5%	46,006

	NET ASSETS — 100.0%	$9,737,924

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 7.3%
	Ally Auto Receivables Trust,
275	Series 2010-1, Class A3, 1.450%, 05/15/14	276
89	Series 2010-3, Class A4, 1.550%, 08/17/15	91
137	Series 2011-3, Class A3, 0.970%, 08/17/15	138
	AmeriCredit Automobile Receivables Trust,
82	Series 2009-1, Class A3, 3.040%, 10/15/13	83
185	Series 2010-3, Class A3, 1.140%, 04/08/15	186
90	Series 2011-3, Class A3, 1.170%, 01/08/16	90
	Bank of America Auto Trust,
77	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	78
100	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	102
99	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	100
	CarMax Auto Owner Trust,
132	Series 2009-1, Class A3, 4.120%, 03/15/13	133
60	Series 2010-1, Class A3, 1.560%, 07/15/14	60
202	Series 2010-1, Class A4, 2.400%, 04/15/15	208
	Chrysler Financial Auto Securitization Trust,
97	Series 2009-A, Class A3, 2.820%, 01/15/16	98
196	Series 2010-A, Class A3, 0.910%, 08/08/13	197
13	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	13
	CNH Equipment Trust,
1	Series 2009-A, Class A3, 5.280%, 11/15/12	1
32	Series 2009-C, Class A3, 1.850%, 12/16/13	32
72	Series 2010-A, Class A3, 1.540%, 07/15/14	72
155	Series 2011-A, Class A3, 1.200%, 05/16/16	156
167	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	162
	Ford Credit Auto Owner Trust,
86	Series 2009-B, Class A3, 2.790%, 08/15/13	86
100	Series 2010-B, Class A4, 1.580%, 09/15/15	102
318	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 0.398%, 02/25/36	252
	Harley-Davidson Motorcycle Trust,
60	Series 2007-1, Class A4, 5.210%, 06/17/13	61
72	Series 2009-4, Class A3, 1.870%, 02/15/14	72
304	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.398%, 07/25/36	289
44	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.310%, 05/15/13	45
	Hyundai Auto Receivables Trust,
200	Series 2010-A, Class A3, 1.500%, 10/15/14	202
260	Series 2010-B, Class A4, 1.630%, 03/15/17	264
35	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	35

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

217	Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.670%, 01/15/14	218
	Nissan Auto Receivables Owner Trust,
141	Series 2009-1, Class A3, 5.000%, 09/15/14	143
151	Series 2009-A, Class A3, 3.200%, 02/15/13	152
233	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 0.418%, 02/25/36	210
249	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.408%, 03/25/36	233
	Santander Drive Auto Receivables Trust,
150	Series 2010-1, Class A3, 1.840%, 11/17/14	151
35	Series 2010-3, Class A3, 1.200%, 06/16/14	35
300	Series 2010-B, Class A3, 1.310%, 02/17/14 (e)	301
200	Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.980%, 09/20/17	206
	World Omni Auto Receivables Trust,
35	Series 2010-A, Class A3, 1.340%, 12/16/13	35
45	Series 2010-A, Class A4, 2.210%, 05/15/15	46

	Total Asset-Backed Securities (Cost $5,513)	5,414

Collateralized Mortgage Obligations — 4.8%
	Agency CMO — 4.7%
	Federal Home Loan Mortgage Corp. REMICS,
280	Series 2594, Class QP, 4.000%, 03/15/33	294
160	Series 2686, Class VP, 5.000%, 09/15/17	169
	Federal National Mortgage Association REMICS,
111	Series 2003-42, Class EP, 4.000%, 11/25/22	115
350	Series 2003-92, Class PE, 4.500%, 09/25/18	382
185	Series 2005-31, Class PA, 5.500%, 10/25/34	204
200	Series 2005-48, Class MD, 5.000%, 04/25/34	220
46	Series 2006-43, Class G, 6.500%, 09/25/33	46
120	Series 2006-63, Class AB, 6.500%, 10/25/33	121
78	Series 2006-63, Class AE, 6.500%, 10/25/33	78
126	Series 2007-76, Class DB, 6.000%, 05/25/33	134
200	Series 2008-68, Class VN, 5.500%, 03/25/27	221
249	Series 2010-64, Class DM, 5.000%, 06/25/40	269
342	Series 2010-64, Class EH, 5.000%, 10/25/35	367
200	Series 3209, Class EG, 4.500%, 08/15/20	221
	Government National Mortgage Association,
5	Series 2002-24, Class FA, VAR, 0.708%, 04/16/32 (m)	5
50	Series 2003-86, Class PE, 5.000%, 09/20/32	54
305	Series 2003-105, Class VH, 4.500%, 01/16/28	322
175	Series 2009-67, Class GK, 4.500%, 01/16/37	185
88	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.400%, 12/08/20	91

		3,498

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	195

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 0.1%
49	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.000%, 09/25/19	51

	Total Collateralized Mortgage Obligations (Cost $3,500)	3,549

Commercial Mortgage-Backed Security — 0.1%
56	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41 (Cost $60)	60

Corporate Bonds — 28.3%
	Consumer Discretionary — 0.6%
	Auto Components — 0.1%
65	Johnson Controls, Inc., 4.875%, 09/15/13	70

	Automobiles — 0.1%
70	Daimler Finance North America LLC, 6.500%, 11/15/13	78

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
24	3.125%, 02/15/16	25
45	3.500%, 03/01/16	47

		72

	Media — 0.2%
40	Comcast Corp., 6.500%, 01/15/15	46
40	Discovery Communications LLC, 3.700%, 06/01/15	43
50	NBCUniversal Media LLC, 2.875%, 04/01/16	51
30	Viacom, Inc., 6.250%, 04/30/16	35

		175

	Multiline Retail — 0.1%
50	Kohl’s Corp., 7.375%, 10/15/11	50

	Total Consumer Discretionary	445

	Consumer Staples — 1.9%
	Beverages — 0.6%
16	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	16
	Bottling Group LLC,
45	5.000%, 11/15/13	49
65	6.950%, 03/15/14	75
160	Coca-Cola Co. (The), 3.625%, 03/15/14	172
85	PepsiCo, Inc., 3.750%, 03/01/14	91
50	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	55

		458

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 0.1%
20	Kroger Co. (The), 7.500%, 01/15/14	23
45	Wal-Mart Stores, Inc., 7.250%, 06/01/13	50

		73

	Food Products — 1.2%
120	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	126
50	Cargill, Inc., 4.375%, 06/01/13 (e)	53
35	General Mills, Inc., 5.250%, 08/15/13	38
	Kraft Foods, Inc.,
600	4.125%, 02/09/16	648
37	6.250%, 06/01/12	38

		903

	Total Consumer Staples	1,434

	Energy — 0.5%
	Oil, Gas & Consumable Fuels — 0.5%
15	Anadarko Petroleum Corp., 5.750%, 06/15/14	17
35	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	38
40	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	43
30	PC Financial Partnership, 5.000%, 11/15/14	33
	Shell International Finance B.V., (Netherlands),
30	1.875%, 03/25/13	30
15	3.100%, 06/28/15	16
35	4.000%, 03/21/14	38
100	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	111
29	Total Capital S.A., (France), 3.000%, 06/24/15	31

	Total Energy	357

	Financials — 18.2%
	Capital Markets — 2.6%
200	Bank of New York Mellon Corp. (The), 4.500%, 04/01/13	212
100	BlackRock, Inc., 3.500%, 12/10/14	107
45	Charles Schwab Corp. (The), 4.950%, 06/01/14	49
	Credit Suisse USA, Inc.,
200	4.875%, 01/15/15	214
50	5.125%, 01/15/14	53
600	Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	625
85	Jefferies Group, Inc., 3.875%, 11/09/15	86
	Morgan Stanley,
100	5.375%, 10/15/15	104
280	6.750%, 10/15/13	298
15	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	15

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
60	Northern Trust Corp., 5.500%, 08/15/13	65
135	State Street Corp., 4.300%, 05/30/14	146

		1,974

	Commercial Banks — 3.0%
45	Bank of Nova Scotia, (Canada), 2.375%, 12/17/13	46
110	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	116
240	BB&T Corp., 5.200%, 12/23/15	262
20	Canadian Imperial Bank of Commerce, (Canada), 2.350%, 12/11/15	21
	Deutsche Bank AG, (Germany),
175	3.875%, 08/18/14	182
100	5.375%, 10/12/12	104
30	Fifth Third Bancorp, 3.625%, 01/25/16	31
20	M&T Bank Corp., 5.375%, 05/24/12	21
100	National City Corp., 4.900%, 01/15/15	109
50	SunTrust Banks, Inc., 3.600%, 04/15/16	50
250	U.S. Bank N.A., 6.300%, 02/04/14	279
800	Wachovia Corp., 5.500%, 05/01/13	855
128	Westpac Banking Corp., (Australia), 2.100%, 08/02/13	130

		2,206

	Consumer Finance — 1.7%
	American Express Credit Corp.,
130	5.875%, 05/02/13	139
80	7.300%, 08/20/13	88
20	Capital One Financial Corp., 7.375%, 05/23/14	23
720	HSBC Finance Corp., 5.000%, 06/30/15	761
200	John Deere Capital Corp., 5.250%, 10/01/12	210
55	Toyota Motor Credit Corp., 3.200%, 06/17/15	58

		1,279

	Diversified Financial Services — 3.5%
	Bank of America Corp.,
50	4.900%, 05/01/13	51
100	7.375%, 05/15/14	110
	BP Capital Markets plc, (United Kingdom),
60	3.125%, 03/10/12	61
80	3.625%, 05/08/14	84
	Caterpillar Financial Services Corp.,
150	4.900%, 08/15/13	162
50	6.125%, 02/17/14	56
	Citigroup, Inc.,
520	5.500%, 04/11/13	542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
45	6.375%, 08/12/14	49
200	CME Group, Inc., 5.400%, 08/01/13	215
20	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	20
	General Electric Capital Corp.,
1,000	4.750%, 09/15/14	1,084
125	5.900%, 05/13/14	139
50	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	51
20	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	20

		2,644

	FDIC Guaranteed Securities (~) — 6.0%
600	Bank of America Corp., 3.125%, 06/15/12	613
600	Citigroup, Inc., 2.875%, 12/09/11	604
	General Electric Capital Corp.,
700	2.125%, 12/21/12	717
800	3.000%, 12/09/11	806
300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	307
600	HSBC USA, Inc., 3.125%, 12/16/11	604
400	John Deere Capital Corp., 2.875%, 06/19/12	408
400	SunTrust Bank, 3.000%, 11/16/11	402

		4,461

	Insurance — 0.3%
50	Allstate Corp. (The), 6.200%, 05/16/14	56
40	CNA Financial Corp., 5.850%, 12/15/14	43
100	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	106

		205

	Real Estate Investment Trusts (REITs) — 0.1%
42	HCP, Inc., 2.700%, 02/01/14	42
13	Simon Property Group LP, 4.200%, 02/01/15	14

		56

	Thrifts & Mortgage Finance — 1.0%
700	Countrywide Financial Corp., 5.800%, 06/07/12	713

	Total Financials	13,538

	Health Care — 0.1%
	Biotechnology — 0.0% (g)
19	Amgen, Inc., 2.300%, 06/15/16	19

	Pharmaceuticals — 0.1%
50	Eli Lilly & Co., 3.550%, 03/06/12	51

	Total Health Care	70

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	197

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Industrials — 0.9%
	Aerospace & Defense — 0.4%
150	Boeing Co. (The), 5.125%, 02/15/13	159
100	Honeywell International, Inc., 3.875%, 02/15/14	108

		267

	Commercial Services & Supplies — 0.0% (g)
10	Pitney Bowes, Inc., 4.875%, 08/15/14	11

	Machinery — 0.1%
34	Danaher Corp., 1.300%, 06/23/14	34
40	PACCAR, Inc., 6.875%, 02/15/14	46

		80

	Road & Rail — 0.4%
100	Burlington Northern Santa Fe LLC, 5.900%, 07/01/12	104
	Canadian National Railway Co., (Canada),
20	4.400%, 03/15/13	21
30	4.950%, 01/15/14	33
80	CSX Corp., 6.300%, 03/15/12	82
70	Union Pacific Corp., 5.450%, 01/31/13	75

		315

	Total Industrials	673

	Information Technology — 1.3%
	Communications Equipment — 0.1%
50	Cisco Systems, Inc., 5.500%, 02/22/16	58

	Computers & Peripherals — 0.4%
59	Dell, Inc., 3.100%, 04/01/16	62
	Hewlett-Packard Co.,
20	2.950%, 08/15/12	20
120	6.125%, 03/01/14	133
60	International Business Machines Corp., 4.750%, 11/29/12	63

		278

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
15	3.375%, 11/01/15	16
40	6.875%, 07/01/13	43

		59

	Internet & Software Services — 0.0% (g)
30	eBay, Inc., 1.625%, 10/15/15	30

	IT Services — 0.1%
50	HP Enterprise Services LLC, 6.000%, 08/01/13	54

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Office Electronics — 0.1%
110	Xerox Corp., 8.250%, 05/15/14	127

	Semiconductors & Semiconductor Equipment — 0.1%
40	National Semiconductor Corp., 3.950%, 04/15/15	43
34	Texas Instruments, Inc., 2.375%, 05/16/16	35

		78

	Software — 0.4%
140	Microsoft Corp., 2.950%, 06/01/14	149
140	Oracle Corp., 4.950%, 04/15/13	150

		299

	Total Information Technology	983

	Materials — 0.4%
	Chemicals — 0.3%
40	Dow Chemical Co. (The), 7.600%, 05/15/14	46
	EI du Pont de Nemours & Co.,
29	1.950%, 01/15/16	30
45	3.250%, 01/15/15	48
33	5.000%, 01/15/13	35
50	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	54

		213

	Metals & Mining — 0.1%
70	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	84

	Total Materials	297

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.3%
450	AT&T, Inc., 6.700%, 11/15/13	501
130	France Telecom S.A., (France), 4.375%, 07/08/14	139
50	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	51
250	Verizon Florida LLC, 6.125%, 01/15/13	266

		957

	Wireless Telecommunication Services — 0.3%
120	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	132
70	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	75

		207

	Total Telecommunication Services	1,164

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Utilities — 2.8%
	Electric Utilities — 2.3%
200	Appalachian Power Co., 5.650%, 08/15/12	209
50	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	55
17	Commonwealth Edison Co., 2.150%, 09/01/16 (d)	17
	Duke Energy Corp.,
30	3.950%, 09/15/14	32
38	6.300%, 02/01/14	42
1,150	MidAmerican Energy Co., 5.650%, 07/15/12	1,197
50	Nisource Finance Corp., 6.150%, 03/01/13	53
15	Progress Energy, Inc., 6.050%, 03/15/14	17
20	Southern California Edison Co., 4.150%, 09/15/14	22
	Southern Co.,
12	1.950%, 09/01/16	12
10	4.150%, 05/15/14	11
50	Spectra Energy Capital LLC, 5.668%, 08/15/14	56

		1,723

	Gas Utilities — 0.3%
85	Atmos Energy Corp., 4.950%, 10/15/14	93
80	Southern California Gas Co., 5.500%, 03/15/14	89
35	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	37

		219

	Multi-Utilities — 0.2%
130	Dominion Resources, Inc., 5.700%, 09/17/12	137
20	PG&E Corp., 5.750%, 04/01/14	22

		159

	Total Utilities	2,101

	Total Corporate Bonds (Cost $20,620)	21,062

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
100	2.950%, 02/05/15	106
45	4.100%, 06/16/14	49

	Total Foreign Government Securities (Cost $145)	155

Mortgage Pass-Through Securities — 1.1%
231	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 10/01/24	254
177	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family, 6.000%, 06/01/34	198
163	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 04/01/21	177

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

179	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/23	198

	Total Mortgage Pass-Through Securities (Cost $811)	827

Supranational — 0.0% (g)
38	Corp. Andina de Fomento, (Supranational), 3.750%, 01/15/16 (Cost $38)	39

U.S. Government Agency Securities — 29.0%
	Federal Farm Credit Bank,
400	2.625%, 04/17/14	422
685	4.900%, 03/06/13	732
	Federal Home Loan Bank,
700	1.125%, 05/18/12	704
2,500	1.875%, 06/21/13	2,569
4,000	3.125%, 12/13/13	4,246
	Federal Home Loan Mortgage Corp.,
900	0.750%, 12/28/12	905
150	2.500%, 05/27/16	160
1,350	3.000%, 07/28/14	1,445
	Federal National Mortgage Association,
600	1.000%, 04/04/12	603
500	2.375%, 07/28/15	530
200	2.500%, 05/15/14	211
2,703	4.000%, 03/27/13	2,859
4,000	4.375%, 03/15/13	4,249
1,400	4.625%, 10/15/13	1,525
400	4.750%, 02/21/13	426

	Total U.S. Government Agency Securities (Cost $21,015)	21,586

U.S. Treasury Obligations — 30.0%
	U.S. Treasury Notes,
2,500	0.500%, 11/15/13	2,516
200	0.625%, 07/31/12	201
500	0.625%, 02/28/13	503
300	0.750%, 08/15/13	303
4,350	0.875%, 02/29/12 (m)	4,368
500	1.000%, 04/30/12	503
350	1.000%, 05/15/14	357
310	1.250%, 04/15/14	318
2,550	1.375%, 09/15/12	2,582
1,420	1.375%, 02/15/13	1,445
400	1.375%, 11/30/15	411
290	1.500%, 06/30/16	298
200	1.500%, 07/31/16	206
3,175	1.750%, 08/15/12	3,224

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	199

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — continued
100	1.750%, 07/31/15	104
260	1.750%, 05/31/16	271
2,500	2.000%, 11/30/13	2,599
800	2.000%, 04/30/16	843
415	2.125%, 02/29/16	440
120	2.250%, 03/31/16	128
180	2.375%, 03/31/16	193
215	2.500%, 04/30/15	230
250	2.625%, 04/30/16	270

	Total U.S. Treasury Obligations (Cost $21,997)	22,313

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 0.6%
	Investment Company — 0.6%
426	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $426)	426

	Total Investments — 101.4% (Cost $74,125)	75,431
	Liabilities in Excess of Other Assets — (1.4)%	(1,035)

	NET ASSETS — 100.0%	$74,396

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — 21.4%
	Federal Farm Credit Bank,
24,000	3.875%, 06/04/12 (m)	24,659
9,745	4.000%, 05/21/13	10,353
25,000	4.350%, 09/02/14 (m)	27,760
500	6.270%, 01/26/16	607
	Federal Home Loan Bank,
5,000	1.125%, 05/18/12	5,031
9,400	5.310%, 12/28/12	10,024
1,772	New Valley Generation I, 7.299%, 03/15/19	2,192
4,498	New Valley Generation II, 5.572%, 05/01/20	5,324

	Total U.S. Government Agency Securities (Cost $80,409)	85,950

U.S. Treasury Obligations — 76.9%
	U.S. Treasury Notes,
24,800	0.625%, 06/30/12	24,905
28,000	1.250%, 08/31/15	28,711
45,000	1.375%, 05/15/12	45,404
21,040	1.375%, 02/15/13	21,406
7,000	1.750%, 04/15/13	7,178
20,000	1.750%, 07/31/15	20,898
40,000	1.875%, 06/15/12	40,555

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

12,000	1.875%, 04/30/14	12,509
70,000	2.000%, 11/30/13	72,784
15,000	2.000%, 01/31/16	15,808
10,000	2.000%, 04/30/16	10,535
8,000	2.375%, 10/31/14	8,502

	Total U.S. Treasury Obligations (Cost $302,642)	309,195

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
3,502	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (Cost $3,502)	3,502

	Total Investments — 99.2% (Cost $386,553)	398,647
	Other Assets in Excess of Liabilities — 0.8%	3,059

	NET ASSETS — 100.0%	$401,706

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	201

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2011.
ARS	— Argentine Peso
BRL	— Brazilian Real
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of August 31, 2011. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CMO	— Collateralized Mortgage Obligation
DOP	— Dominican Peso
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2011. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MXN	— Mexican Peso
PEN	— Peru Nuevo Sol
PIK	— Payment-in-Kind
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S.

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2011.
UYU	— Uruguayan Peso
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.
ZAR	— South African Rand

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	— Defaulted security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments
(amounts in thousands):

	Fund	Value	Percentage
	Core Bond Fund	$177,837	0.82%
	Core Plus Bond Fund	11,028	0.53
	High Yield Fund	50,260	0.52
	Mortgage-Backed Securities Fund	22,838	0.82

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency contracts.

(r)	— Rates shown are per annum and payments are as described.
(x)

—  Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

~

—  Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

^	— All or a portion of the security is unsettled as of August 31, 2011. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	203

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund		High Yield Fund
ASSETS:
Investments in non-affiliates, at value	$21,125,316	$2,022,896	$1,276,962		$9,252,748
Investments in affiliates, at value	483,599	36,667	104,030		359,095

Total investment securities, at value	21,608,915	2,059,563	1,380,992		9,611,843
Cash	1,709	41	—		1,408
Foreign currency, at value	—	112	—		—
Receivables:
Investment securities sold	5,081	5,568	—		25,137
Fund shares sold	53,800	2,863	11,867		38,450
Interest and dividends from non-affiliates	110,976	20,230	4,631		177,419
Dividends from affiliates	34	4	—	(a)	21
Variation margin on futures contracts	—	1	—		—
Unrealized appreciation on forward foreign currency exchange contracts	—	30	—		—
Outstanding swap contracts, at value	—	686	—		—
Securities lending income	—	—	—		—	(a)
Other assets	—	208	—		—

Total Assets	21,780,515	2,089,306	1,397,490		9,854,278

LIABILITIES:
Payables:
Dividends	6,788	4,553	2,097		31,133
Investment securities purchased	101,724	8,785	6,205		145,659
Fund shares redeemed	188,082	2,063	2,181		14,801
Unrealized depreciation on forward foreign currency exchange contracts	—	23	—		—
Unrealized depreciation on unfunded commitments	—	—	—		430
Outstanding swap contracts, at value	—	205	—		138
Accrued liabilities:
Investment advisory fees	4,076	472	339		5,273
Administration fees	1,639	95	17		549
Shareholder servicing fees	2,700	369	45		690
Distribution fees	2,340	266	222		359
Custodian and accounting fees	434	96	47		124
Collateral management fees	—	1	—		—
Trustees’ and Chief Compliance Officer’s fees	15	4	3		31
Other	1,062	241	281		278

Total Liabilities	308,860	17,173	11,437		199,465

Net Assets	$21,471,655	$2,072,133	$1,386,053		$9,654,813

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund	High Yield Fund
NET ASSETS:
Paid in capital	$20,202,024	$2,259,128	$1,218,729	$9,542,994
Accumulated undistributed (distributions in excess of) net investment income	513	(192)	(33)	(181)
Accumulated net realized gains (losses)	22,642	(265,099)	2,301	230,784
Net unrealized appreciation (depreciation)	1,246,476	78,296	165,056	(118,784)

Total Net Assets	$21,471,655	$2,072,133	$1,386,053	$9,654,813

Net Assets:
Class A	$4,726,773	$348,630	$518,320	$917,921
Class B	58,037	5,234	13,342	12,148
Class C	2,024,570	298,400	158,391	236,350
Class R2	47,992	583	17,530	4,949
Class R5	166,248	—	—	39,422
Class R6	2,655,661	101,513	—	1,085,918
Institutional Class	—	42,819	—	—
Select Class	11,792,374	1,274,954	678,470	7,358,105

Total	$21,471,655	$2,072,133	$1,386,053	$9,654,813

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	399,946	42,363	45,170	118,504
Class B	4,913	633	1,164	1,565
Class C	170,481	36,112	13,846	30,480
Class R2	4,065	71	1,529	640
Class R5	14,087	—	—	5,067
Class R6	224,768	12,337	—	139,809
Institutional Class	—	5,200	—	—
Select Class	998,612	154,994	59,161	946,469

Net Asset Value:
Class A — Redemption price per share	$11.82	$8.23	$11.47	$7.75
Class B — Offering price per share (b)	11.81	8.27	11.47	7.76
Class C — Offering price per share (b)	11.88	8.26	11.44	7.75
Class R2 — Offering and redemption price per share	11.81	8.23	11.47	7.74
Class R5 — Offering and redemption price per share	11.80	—	—	7.78
Class R6 — Offering and redemption price per share	11.82	8.23	—	7.77
Institutional Class — Offering and redemption price per share	—	8.23	—	—
Select Class — Offering and redemption price per share	11.81	8.23	11.47	7.77
Class A maximum sales charge	3.75%	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.28	$8.55	$11.92	$8.05

Cost of investments in non-affiliates	$19,878,840	$1,946,417	$1,111,906	$9,371,279
Cost of investments in affiliates	483,599	36,667	104,030	359,095
Cost of foreign currency	—	112	—	—
Premiums received on swaps	—	1,329	—	315

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	205

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Term Bond Fund II		Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,604,655	$9,605,712	$75,005		$395,145
Investments in affiliates, at value	164,273	86,206	426		3,502

Total investment securities, at value	2,768,928	9,691,918	75,431		398,647
Cash	206	—	—		—
Receivables:
Investment securities sold	57	11,811	—		—
Fund shares sold	5,057	17,713	1		1,974
Interest from non-affiliates	10,596	54,017	529		2,178
Dividends from affiliates	12	1	—	(a)	—	(a)
Securities lending income	—	1	—		—
Other assets	—	—	8		—

Total Assets	2,784,856	9,775,461	75,969		402,799

LIABILITIES:
Payables:
Dividends	1,454	10,424	56		265
Investment securities purchased	27,796	8,406	61		—
Collateral for securities lending program	—	2,141	—		—
Fund shares redeemed	4,369	12,033	1,316		572
Accrued liabilities:
Investment advisory fees	316	1,695	11		104
Administration fees	152	633	7		29
Shareholder servicing fees	147	1,454	9		2
Distribution fees	42	233	22		21
Custodian and accounting fees	99	168	10		11
Trustees’ and Chief Compliance Officer’s fees	3	13	4		—
Other	111	337	77		89

Total Liabilities	34,489	37,537	1,573		1,093

Net Assets	$2,750,367	$9,737,924	$74,396		$401,706

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Term Bond Fund II	Treasury & Agency Fund
NET ASSETS:
Paid in capital	$2,631,254	$9,555,405	$133,357	$385,555
Accumulated undistributed (distributions in excess of) net investment income	74	96	(17)	(1)
Accumulated net realized gains (losses)	(10,507)	14,500	(60,250)	4,058
Net unrealized appreciation (depreciation)	129,546	167,923	1,306	12,094

Total Net Assets	$2,750,367	$9,737,924	$74,396	$401,706

Net Assets:
Class A	$206,847	$248,189	$4,061	$91,771
Class B	—	1,870	—	586
Class C	—	280,597	—	—
Class M	—	—	68,850	—
Class R6	1,540,309	3,020,259	—	—
Select Class	1,003,211	6,187,009	1,485	309,349

Total	$2,750,367	$9,737,924	$74,396	$401,706

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	17,725	22,541	458	9,261
Class B	—	168	—	59
Class C	—	25,322	—	—
Class M	—	—	7,766	—
Class R6	134,697	273,978	—	—
Select Class	87,739	561,313	167	31,255

Net Asset Value:
Class A — Redemption price per share	$11.67	$11.01	$8.86	$9.91
Class B — Offering price per share (b)	—	11.12	—	9.89
Class C — Offering price per share (b)	—	11.08	—	—
Class M — Offering and redemption price per share	—	—	8.87	—
Class R6 — Offering and redemption price per share	11.44	11.02	—	—
Select Class — Offering and redemption price per share	11.43	11.02	8.88	9.90
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.12	$11.26	$9.06	$10.14

Class M maximum sales charge	—	—	1.50%	—
Class M maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$—	$—	$9.01	$—

Cost of investments in non-affiliates	$2,475,109	$9,437,789	$73,699	$383,051
Cost of investments in affiliates	164,273	86,206	426	3,502
Value of securities on loan	—	2,099	—	—

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	207

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund	Government Bond Fund		High Yield Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$442,385		$57,108	$30,251		$401,805
Dividend income from non-affiliates	—		325	—		2,445
Dividend income from affiliates	274		46	4		153
Income from securities lending (net)	—		—	—		1

Total investment income	442,659		57,479	30,255		404,404

EXPENSES:
Investment advisory fees	31,249		3,164	2,045		32,232
Administration fees	9,181		929	601		4,371
Distribution fees:
Class A	5,530		425	605		1,137
Class B	244		21	58		56
Class C	7,707		1,095	597		972
Class R2	106		1	41		11
Shareholder servicing fees:
Class A	5,530		425	605		1,137
Class B	81		7	19		19
Class C	2,569		365	199		324
Class R2	53		1	20		6
Class R5	37		—	—		8
Institutional Class	—		17	—		—
Select Class	14,398		1,610	860		9,627
Custodian and accounting fees	553		128	54		192
Collateral management fees	—		2	—		—
Interest expense to affiliates	—		— (a)	—		—
Professional fees	138		41	27		87
Trustees’ and Chief Compliance Officer’s fees	112		12	11		53
Printing and mailing costs	1,042		73	44		417
Registration and filing fees	260		68	31		62
Transfer agent fees	6,331		418	746		3,106
Other	113		10	13		70

Total expenses	85,234		8,812	6,576		53,887

Less amounts waived	(15,285)		(987)	(1,772)		(7,666)
Less earnings credits	—	(a)	— (a)	—	(a)	(2)

Net expenses	69,949		7,825	4,804		46,219

Net investment income (loss)	372,710		49,654	25,451		358,185

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	47,663		7,458	2,828		114,297
Futures	—		138	—		—
Foreign currency transactions	—		84	—		—
Swaps	—		(338)	—		—

Net realized gain (loss)	47,663		7,342	2,828		114,297

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	597,507		(39)	76,542		(819,109)
Futures	—		(1)	—		—
Foreign currency translations	—		(12)	—		—
Swaps	—		1,861	—		177
Unfunded commitments	—		— (a)	—		(433)

Change in net unrealized appreciation (depreciation)	597,507		1,809	76,542		(819,365)

Net realized/unrealized gains (losses)	645,170		9,151	79,370		(705,068)

Change in net assets resulting from operations	$1,017,880		$58,805	$104,821		$(346,883)

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Mortgage-Backed Securities Fund	Short Duration Bond Fund		Short Term Bond Fund II		Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$62,624	$114,581		$824		$4,196
Dividend income from affiliates	40	7		—	(a)	—	(a)
Income from securities lending (net)	—	2		—		—
Other income	—	—		18		—

Total investment income	62,664	114,590		842		4,196

EXPENSES:
Investment advisory fees	4,272	13,106		101		662
Administration fees	1,076	4,620		36		194
Distribution fees:
Class A	236	312		9		123
Class B	—	7		—		3
Class C	—	1,140		—		—
Class M	—	—		127		—
Shareholder servicing fees:
Class A	236	312		9		123
Class B	—	2		—		1
Class C	—	380		—		—
Class M	—	—		91		—
Select Class	904	8,261		2		427
Custodian and accounting fees	171	247		22		14
Professional fees	45	94		38		25
Trustees’ and Chief Compliance Officer’s fees	13	56		1		2
Printing and mailing costs	68	236		18		5
Registration and filing fees	29	18		20		22
Transfer agent fees	127	384		5		54
Other	11	57		21		3

Total expenses	7,188	29,232		500		1,658

Less amounts waived	(3,290)	(3,300)		(107)		(545)
Less earnings credits	— (a)	—	(a)	—	(a)	—	(a)

Net expenses	3,898	25,932		393		1,113

Net investment income (loss)	58,766	88,658		449		3,083

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(641)	14,411		216		3,252

Change in net unrealized appreciation (depreciation) of investments in non-affiliates	34,628	42,272		143		2,064

Net realized/unrealized gains (losses)	33,987	56,683		359		5,316

Change in net assets resulting from operations	$92,753	$145,341		$808		$8,399

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	209

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$372,710	$638,350	$49,654	$82,299
Net realized gain (loss)	47,663	59,497	7,342	15,238
Change in net unrealized appreciation (depreciation)	597,507	228,514	1,809	53,441

Change in net assets resulting from operations	1,017,880	926,361	58,805	150,978

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(77,763)	(134,985)	(8,102)	(12,510)
Class B
From net investment income	(911)	(2,838)	(114)	(287)
Class C
From net investment income	(28,793)	(74,656)	(5,926)	(10,137)
Class R2
From net investment income	(699)	(945)	(10)	(13)
Class R5
From net investment income	(2,855)	(18,323)	—	—
Class R6 (a)
From net investment income	(49,843)	(62,965)	(3,660)	(4,752)
Institutional Class
From net investment income	—	—	(834)	(2,250)
Select Class
From net investment income	(212,349)	(344,559)	(31,020)	(52,405)

Total distributions to shareholders	(373,213)	(639,271)	(49,666)	(82,354)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	1,568,511	4,713,330	(4,220)	666,336

NET ASSETS:
Change in net assets	2,213,178	5,000,420	4,919	734,960
Beginning of period	19,258,477	14,258,057	2,067,214	1,332,254

End of period	$21,471,655	$19,258,477	$2,072,133	$2,067,214

Accumulated undistributed (distributions in excess of) net investment income	$513	$1,016	$(192)	$(180)

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,451	$53,969	$358,185	$603,943
Net realized gain (loss)	2,828	2,101	114,297	178,644
Change in net unrealized appreciation (depreciation)	76,542	8,867	(819,365)	438,198

Change in net assets resulting from operations	104,821	64,937	(346,883)	1,220,785

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(9,021)	(17,400)	(32,470)	(51,366)
From net realized gains	—	—	—	(2,548)
Class B
From net investment income	(229)	(782)	(475)	(1,431)
From net realized gains	—	—	—	(65)
Class C
From net investment income	(2,345)	(5,593)	(8,313)	(14,363)
From net realized gains	—	—	—	(767)
Class R2
From net investment income	(280)	(322)	(159)	(162)
From net realized gains	—	—	—	(9)
Class R5
From net investment income	—	—	(1,232)	(13,053)
From net realized gains	—	—	—	(918)
Class R6 (a)
From net investment income	—	—	(36,955)	(46,034)
From net realized gains	—	—	—	(2,110)
Select Class
From net investment income	(13,573)	(29,919)	(281,671)	(480,731)
From net realized gains	—	—	—	(23,094)

Total distributions to shareholders	(25,448)	(54,016)	(361,275)	(636,651)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(183,575)	88,010	800,249	3,140,534

NET ASSETS:
Change in net assets	(104,202)	98,931	92,091	3,724,668
Beginning of period	1,490,255	1,391,324	9,562,722	5,838,054

End of period	$1,386,053	$1,490,255	$9,654,813	$9,562,722

Accumulated undistributed (distributions in excess of) net investment income	$(33)	$(36)	$(181)	$2,909

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	211

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$58,766	$108,897	$88,658	$162,775
Net realized gain (loss)	(641)	6,272	14,411	14,779
Change in net unrealized appreciation (depreciation)	34,628	40,214	42,272	31,764

Change in net assets resulting from operations	92,753	155,383	145,341	209,318

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,188)	(7,630)	(1,785)	(3,963)
From net realized gains	—	—	—	(385)
Class B
From net investment income	—	—	(8)	(26)
From net realized gains	—	—	—	(3)
Class C
From net investment income	—	—	(1,323)	(3,309)
From net realized gains	—	—	—	(459)
Class R6 (a)
From net investment income	(37,355)	(73,620)	(31,666)	(48,325)
From net realized gains	—	—	—	(3,598)
Select Class
From net investment income	(17,597)	(27,805)	(54,215)	(107,143)
From net realized gains	—	—	—	(8,462)

Total distributions to shareholders	(59,140)	(109,055)	(88,997)	(175,673)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	493,726	377,268	(629,091)	2,465,685

NET ASSETS:
Change in net assets	527,339	423,596	(572,747)	2,499,330
Beginning of period	2,223,028	1,799,432	10,310,671	7,811,341

End of period	$2,750,367	$2,223,028	$9,737,924	$10,310,671

Accumulated undistributed (distributions in excess of) net investment income	$74	$448	$96	$435

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Short Term Bond Fund II		Treasury & Agency Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$449	$1,397	$3,083	$7,662
Net realized gain (loss)	216	843	3,252	1,956
Change in net unrealized appreciation (depreciation)	143	(1,062)	2,064	(2,734)

Change in net assets resulting from operations	808	1,178	8,399	6,884

Net equalization credits (debits)	(4)	(14)	—	—

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(45)	(128)	(518)	(1,322)
From net realized gains	—	—	—	(1,585)
Class B
From net investment income	—	—	(2)	(9)
From net realized gains	—	—	—	(14)
Class M
From net investment income	(389)	(1,277)	—	—
Select Class
From net investment income	(12)	(41)	(2,195)	(6,315)
From net realized gains	—	—	—	(6,363)

Total distributions to shareholders	(446)	(1,446)	(2,715)	(15,608)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(10,565)	(18,560)	(75,847)	(48,468)

NET ASSETS:
Change in net assets	(10,207)	(18,842)	(70,163)	(57,192)
Beginning of period	84,603	103,445	471,869	529,061

End of period	$74,396	$84,603	$401,706	$471,869

Accumulated undistributed (distributions in excess of) net investment income	$(17)	$(20)	$(1)	$(369)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	213

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund			Core Plus Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011		Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,356,310	$2,139,903		$88,534	$277,715
Dividends and distributions reinvested	71,454	118,480		6,583	9,618
Cost of shares redeemed	(819,451)	(1,490,961)		(74,919)	(138,398)

Change in net assets from Class A capital transactions	$608,313	$767,422		$20,198	$148,935

Class B
Proceeds from shares issued	$1,241	$3,711		$561	$1,742
Dividends and distributions reinvested	784	2,348		93	224
Cost of shares redeemed	(21,937)	(51,098)		(1,716)	(3,695)

Change in net assets from Class B capital transactions	$(19,912)	$(45,039)		$(1,062)	$(1,729)

Class C
Proceeds from shares issued	$213,692	$954,029		$67,747	$236,555
Dividends and distributions reinvested	23,658	59,474		4,686	7,516
Cost of shares redeemed	(456,722)	(1,208,984)		(62,315)	(118,713)

Change in net assets from Class C capital transactions	$(219,372)	$(195,481)		$10,118	$125,358

Class R2
Proceeds from shares issued	$14,099	$30,218		$258	$246
Dividends and distributions reinvested	557	672		8	9
Cost of shares redeemed	(5,073)	(8,714)		(41)	(119)

Change in net assets from Class R2 capital transactions	$9,583	$22,176		$225	$136

Class R5
Proceeds from shares issued	$54,446	$362,412		$—	$—
Dividends and distributions reinvested	1,904	16,135		—	—
Cost of shares redeemed	(18,023)	(735,436	)(a)	—	—

Change in net assets from Class R5 capital transactions	$38,327	$(356,889)		$—	$—

Class R6 (b)
Proceeds from shares issued	$529,107	$1,558,178	(a)	$7,372	$144,324
Dividends and distributions reinvested	47,010	52,872		1,215	1,610
Cost of shares redeemed	(336,670)	(444,955)		(66,189)	(8,529)

Change in net assets from Class R6 capital transactions	$239,447	$1,166,095		$(57,602)	$137,405

Institutional Class
Proceeds from shares issued	$—	$—		$26,975	$14,917
Dividends and distributions reinvested	—	—		578	1,229
Cost of shares redeemed	—	—		(12,125)	(37,401)

Change in net assets from Institutional Class capital transactions	$—	$—		$15,428	$(21,255)

Select Class
Proceeds from shares issued	$2,586,976	$5,174,077		$82,758	$416,851
Dividends and distributions reinvested	148,865	236,091		5,897	8,172
Cost of shares redeemed	(1,823,716)	(2,055,122)		(80,180)	(147,537)

Change in net assets from Select Class capital transactions	$912,125	$3,355,046		$8,475	$277,486

Total change in net assets from capital transactions	$1,568,511	$4,713,330		$(4,220)	$666,336

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Core Bond Fund			Core Plus Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011		Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	116,702	186,141		10,735	34,292
Reinvested	6,154	10,303		800	1,185
Redeemed	(70,408)	(129,866)		(9,091)	(17,059)

Change in Class A Shares	52,448	66,578		2,444	18,418

Class B
Issued	106	324		68	215
Reinvested	68	204		11	28
Redeemed	(1,899)	(4,459)		(207)	(455)

Change in Class B Shares	(1,725)	(3,931)		(128)	(212)

Class C
Issued	18,221	82,813		8,184	29,147
Reinvested	2,028	5,149		567	923
Redeemed	(39,251)	(104,770)		(7,533)	(14,555)

Change in Class C Shares	(19,002)	(16,808)		1,218	15,515

Class R2
Issued	1,213	2,638		31	30
Reinvested	48	59		1	1
Redeemed	(437)	(758)		(5)	(14)

Change in Class R2 Shares	824	1,939		27	17

Class R5
Issued	4,702	31,579		—	—
Reinvested	164	1,403		—	—
Redeemed	(1,556)	(64,141	)(a)	—	—

Change in Class R5 Shares	3,310	(31,159)		—	—

Class R6 (b)
Issued	45,657	135,996	(a)	893	17,806
Reinvested	4,050	4,596		148	198
Redeemed	(28,712)	(38,775)		(8,016)	(1,046)

Change in Class R6 Shares	20,995	101,817		(6,975)	16,958

Institutional Class
Issued	—	—		3,255	1,867
Reinvested	—	—		70	152
Redeemed	—	—		(1,463)	(4,609)

Change in Institutional Class Shares	—	—		1,862	(2,590)

Select Class
Issued	223,028	451,100		10,041	51,622
Reinvested	12,822	20,540		716	1,009
Redeemed	(156,220)	(179,057)		(9,723)	(18,203)

Change in Select Class Shares	79,630	292,583		1,034	34,428

(a)	On December 23, 2010, certain affiliated shareholders of the Core Bond Fund exchanged approximately 51,670,000 Class R5 Shares for 51,625,000 Class R6 Shares. This exchange amounted to approximately $592,658,000.
(b)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	215

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$109,948	$234,332	$327,838	$556,378
Dividends and distributions reinvested	5,715	10,735	26,686	44,269
Cost of shares redeemed	(100,463)	(227,639)	(226,874)	(373,147)
Redemption fees	—	—	9	40

Change in net assets from Class A capital transactions	$15,200	$17,428	$127,659	$227,540

Class B
Proceeds from shares issued	$239	$581	$427	$1,261
Dividends and distributions reinvested	168	588	323	908
Cost of shares redeemed	(7,454)	(17,120)	(5,647)	(8,159)
Redemption fees	—	—	— (a)	1

Change in net assets from Class B capital transactions	$(7,047)	$(15,951)	$(4,897)	$(5,989)

Class C
Proceeds from shares issued	$21,785	$103,239	$49,796	$118,174
Dividends and distributions reinvested	1,949	4,594	6,080	10,595
Cost of shares redeemed	(45,725)	(122,817)	(49,311)	(54,088)
Redemption fees	—	—	2	13

Change in net assets from Class C capital transactions	$(21,991)	$(14,984)	$6,567	$74,694

Class R2
Proceeds from shares issued	$5,798	$16,555	$2,425	$3,549
Dividends and distributions reinvested	104	123	105	107
Cost of shares redeemed	(5,137)	(4,002)	(827)	(1,234)
Redemption fees	—	—	— (a)	—	(a)

Change in net assets from Class R2 transactions	$765	$12,676	$1,703	$2,422

Class R5
Proceeds from shares issued	$—	$—	$29,455	$117,517
Dividends and distributions reinvested	—	—	1,145	13,762
Cost of shares redeemed	—	—	(16,065)	(262,979	)(b)
Redemption fees	—	—	— (a)	12

Change in net assets from Class R5 capital transactions	$—	$—	$14,535	$(131,688)

Class R6 (c)
Proceeds from shares issued	$—	$—	$418,651	$645,616	(b)
Dividends and distributions reinvested	—	—	23,844	18,515
Cost of shares redeemed	—	—	(217,545)	(141,844)
Redemption fees	—	—	9	33

Change in net assets from Class R6 capital transactions	$—	$—	$224,959	$522,320

Select Class
Proceeds from shares issued	$77,110	$251,390	$1,582,573	$3,512,844
Dividends and distributions reinvested	2,038	8,855	85,363	139,863
Cost of shares redeemed	(249,650)	(171,404)	(1,238,287)	(1,201,843)
Redemption fees	—	—	74	371

Change in net assets from Select Class capital transactions	$(170,502)	$88,841	$429,723	$2,451,235

Total change in net assets from capital transactions	$(183,575)	$88,010	$800,249	$3,140,534

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Government Bond Fund		High Yield Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	9,877	21,332	40,230	69,145
Reinvested	516	978	3,272	5,525
Redeemed	(9,105)	(20,838)	(27,867)	(47,068)

Change in Class A Shares	1,288	1,472	15,635	27,602

Class B
Issued	22	53	52	157
Reinvested	15	54	40	113
Redeemed	(680)	(1,571)	(682)	(1,016)

Change in Class B Shares	(643)	(1,464)	(590)	(746)

Class C
Issued	1,954	9,380	6,044	14,691
Reinvested	177	420	744	1,322
Redeemed	(4,163)	(11,320)	(6,114)	(6,732)

Change in Class C Shares	(2,032)	(1,520)	674	9,281

Class R2
Issued	524	1,522	294	443
Reinvested	10	11	13	14
Redeemed	(466)	(367)	(101)	(153)

Change in Class R2 Shares	68	1,166	206	304

Class R5
Issued	—	—	3,579	14,667
Reinvested	—	—	140	1,725
Redeemed	—	—	(1,954)	(32,225	)(b)

Change in Class R5 Shares	—	—	1,765	(15,833)

Class R6 (c)
Issued	—	—	51,958	80,090	(b)
Reinvested	—	—	2,920	2,285
Redeemed	—	—	(26,413)	(17,524)

Change in Class R6 Shares	—	—	28,465	64,851

Select Class
Issued	6,995	22,987	192,244	436,489
Reinvested	185	807	10,453	17,411
Redeemed	(22,936)	(15,684)	(151,104)	(149,268)

Change in Select Class Shares	(15,756)	8,110	51,593	304,632

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	On December 23, 2010, certain affiliated shareholders of the High Yield Fund exchanged approximately 30,054,000 Class R5 Shares for 30,090,000 Class R6 Shares. This exchange amounted to approximately $245,237,000.
(c)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	217

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$70,281	$165,286	$80,824	$207,816
Dividends and distributions reinvested	3,704	6,761	1,548	3,609
Cost of shares redeemed	(46,133)	(101,004)	(86,165)	(217,210)

Change in net assets from Class A capital transactions	$27,852	$71,043	$(3,793)	$(5,785)

Class B
Proceeds from shares issued	$—	$—	$327	$825
Dividends and distributions reinvested	—	—	7	23
Cost of shares redeemed	—	—	(608)	(2,190)

Change in net assets from Class B capital transactions	$—	$—	$(274)	$(1,342)

Class C
Proceeds from shares issued	$—	$—	$52,054	$235,112
Dividends and distributions reinvested	—	—	1,220	3,348
Cost of shares redeemed	—	—	(96,001)	(263,450)

Change in net assets from Class C capital transactions	$—	$—	$(42,727)	$(24,990)

Class R6 (a)
Proceeds from shares issued	$52,945	$222,666	$1,337,248	$1,993,867
Subscriptions in-kind (See Note 9)	—	—	—	11,698
Dividends and distributions reinvested	35,430	66,963	16,721	24,050
Cost of shares redeemed	(36,029)	(126,219)	(1,258,125)	(1,173,029)

Change in net assets from Class R6 capital transactions	$52,346	$163,410	$95,844	$856,586

Select Class
Proceeds from shares issued	$478,358	$362,624	$1,530,097	$4,834,205
Dividends and distributions reinvested	11,989	19,795	4,582	8,205
Cost of shares redeemed	(76,819)	(239,604)	(2,212,820)	(3,201,194)

Change in net assets from Select Class capital transactions	$413,528	$142,815	$(678,141)	$1,641,216

Total change in net assets from capital transactions	$493,726	$377,268	$(629,091)	$2,465,685

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	6,053	14,441	7,353	18,959
Reinvested	320	590	141	329
Redeemed	(3,978)	(8,784)	(7,841)	(19,817)

Change in Class A Shares	2,395	6,247	(347)	(529)

Class B
Issued	—	—	29	75
Reinvested	—	—	1	2
Redeemed	—	—	(55)	(198)

Change in Class B Shares	—	—	(25)	(121)

Class C
Issued	—	—	4,708	21,331
Reinvested	—	—	110	304
Redeemed	—	—	(8,682)	(23,892)

Change in Class C Shares	—	—	(3,864)	(2,257)

Class R6 (a)
Issued	4,674	19,857	121,638	181,535
Subscriptions in-kind (See Note 9)	—	—	—	1,064
Reinvested	3,124	5,958	1,520	2,189
Redeemed	(3,163)	(11,228)	(114,192)	(106,968)

Change in Class R6 Shares	4,635	14,587	8,966	77,820

Select Class
Issued	41,972	32,322	139,062	440,703
Reinvested	1,056	1,763	416	747
Redeemed	(6,755)	(21,276)	(201,054)	(291,617)

Change in Select Class Shares	36,273	12,809	(61,576)	149,833

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	219

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund II		Treasury & Agency Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$503	$925	$14,996	$41,401
Dividends and distributions reinvested	42	119	366	2,258
Cost of shares redeemed	(3,735)	(1,060)	(24,591)	(41,712)

Change in net assets from Class A capital transactions	$(3,190)	$(16)	$(9,229)	$1,947

Class B
Proceeds from shares issued	$—	$—	$49	$98
Dividends and distributions reinvested	—	—	1	20
Cost of shares redeemed	—	—	(244)	(922)

Change in net assets from Class B capital transactions	$—	$—	$(194)	$(804)

Class M
Cost of shares redeemed	$(7,185)	$(17,852)	$—	$—

Change in net assets from Class M capital transactions	$(7,185)	$(17,852)	$—	$—

Select Class
Proceeds from shares issued	$143	$691	$38,272	$173,426
Dividends and distributions reinvested	6	20	681	3,163
Cost of shares redeemed	(339)	(1,403)	(105,377)	(226,200)

Change in net assets from Select Class capital transactions	$(190)	$(692)	$(66,424)	$(49,611)

Total change in net assets from capital transactions	$(10,565)	$(18,560)	$(75,847)	$(48,468)

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Short Term Bond Fund II		Treasury & Agency Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	57	105	1,524	4,167
Reinvested	5	13	37	229
Redeemed	(422)	(120)	(2,495)	(4,200)

Change in Class A Shares	(360)	(2)	(934)	196

Class B
Issued	—	—	5	10
Reinvested	—	—	— (a)	2
Redeemed	—	—	(25)	(93)

Change in Class B Shares	—	—	(20)	(81)

Class M
Redeemed	(812)	(2,018)	—	—

Change in Class M Shares	(812)	(2,018)	—	—

Select Class
Issued	16	78	3,896	17,423
Reinvested	1	2	70	321
Redeemed	(39)	(158)	(10,729)	(22,735)

Change in Select Class Shares	(22)	(78)	(6,763)	(4,991)

(a)	Amount rounds to less than 1,000 (shares or dollars)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	221

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Core Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$11.46	$0.21	(e)	$0.36	$0.57	$(0.21)
Year Ended February 28, 2011	11.23	0.42	(e)	0.22	0.64	(0.41)
Year Ended February 28, 2010	10.59	0.55	(e)	0.64	1.19	(0.55)
Year Ended February 28, 2009	11.04	0.55	(e)	(0.46)	0.09	(0.54)
Year Ended February 29, 2008	10.67	0.48	(e)	0.37	0.85	(0.48)
Year Ended February 28, 2007	10.57	0.46	(e)	0.10	0.56	(0.46)
Class B
Six Months Ended August 31, 2011 (Unaudited)	11.45	0.17	(e)	0.36	0.53	(0.17)
Year Ended February 28, 2011	11.22	0.34	(e)	0.22	0.56	(0.33)
Year Ended February 28, 2010	10.58	0.48	(e)	0.63	1.11	(0.47)
Year Ended February 28, 2009	11.03	0.47	(e)	(0.45)	0.02	(0.47)
Year Ended February 29, 2008	10.66	0.41	(e)	0.37	0.78	(0.41)
Year Ended February 28, 2007	10.56	0.39	(e)	0.10	0.49	(0.39)
Class C
Six Months Ended August 31, 2011 (Unaudited)	11.51	0.17	(e)	0.37	0.54	(0.17)
Year Ended February 28, 2011	11.28	0.34	(e)	0.23	0.57	(0.34)
Year Ended February 28, 2010	10.65	0.46	(e)	0.65	1.11	(0.48)
Year Ended February 28, 2009	11.09	0.48	(e)	(0.45)	0.03	(0.47)
Year Ended February 29, 2008	10.73	0.42	(e)	0.35	0.77	(0.41)
Year Ended February 28, 2007	10.62	0.39	(e)	0.11	0.50	(0.39)
Class R2
Six Months Ended August 31, 2011 (Unaudited)	11.45	0.19	(e)	0.36	0.55	(0.19)
Year Ended February 28, 2011	11.22	0.39	(e)	0.22	0.61	(0.38)
Year Ended February 28, 2010	10.59	0.49	(e)	0.67	1.16	(0.53)
November 3, 2008 (f) through February 28, 2009	10.26	0.17	(e)	0.34	0.51	(0.18)
Class R5 (g)
Six Months Ended August 31, 2011 (Unaudited)	11.44	0.22	(e)	0.36	0.58	(0.22)
Year Ended February 28, 2011	11.21	0.45	(e)	0.22	0.67	(0.44)
Year Ended February 28, 2010	10.58	0.58	(e)	0.63	1.21	(0.58)
Year Ended February 28, 2009	11.02	0.58	(e)	(0.45)	0.13	(0.57)
Year Ended February 29, 2008	10.66	0.52	(e)	0.35	0.87	(0.51)
May 15, 2006 (h) through February 28, 2007	10.35	0.39	(e)	0.33	0.72	(0.41)
Class R6 (h)
Six Months Ended August 31, 2011 (Unaudited)	11.46	0.23	(e)	0.36	0.59	(0.23)
Year Ended February 28, 2011	11.22	0.46	(e)	0.23	0.69	(0.45)
Year Ended February 28, 2010	10.59	0.59	(e)	0.63	1.22	(0.59)
Year Ended February 28, 2009	11.03	0.58	(e)	(0.45)	0.13	(0.57)
Year Ended February 29, 2008	10.67	0.52	(e)	0.36	0.88	(0.52)
Year Ended February 28, 2007	10.56	0.50	(e)	0.10	0.60	(0.49)
Select Class
Six Months Ended August 31, 2011 (Unaudited)	11.45	0.22	(e)	0.36	0.58	(0.22)
Year Ended February 28, 2011	11.22	0.44	(e)	0.22	0.66	(0.43)
Year Ended February 28, 2010	10.58	0.56	(e)	0.64	1.20	(0.56)
Year Ended February 28, 2009	11.03	0.56	(e)	(0.46)	0.10	(0.55)
Year Ended February 29, 2008	10.67	0.50	(e)	0.35	0.85	(0.49)
Year Ended February 28, 2007	10.56	0.47	(e)	0.11	0.58	(0.47)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of offering of class of shares.
(g)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.82	4.98%	$4,726,773	0.75%	3.51%	0.97%	10%
11.46	5.75	3,982,404	0.74	3.62	0.97	24
11.23	11.45	3,154,129	0.73	4.94	0.97	18
10.59	0.87	1,322,130	0.75	5.12	0.98	18
11.04	8.21	780,006	0.75	4.51	0.99	14
10.67	5.42	560,556	0.75	4.36	0.94	8

11.81	4.63	58,037	1.40	2.88	1.47	10
11.45	5.06	76,034	1.39	2.98	1.46	24
11.22	10.71	118,596	1.38	4.37	1.47	18
10.58	0.21	80,648	1.40	4.42	1.48	18
11.03	7.49	78,048	1.40	3.86	1.49	14
10.66	4.75	74,963	1.40	3.72	1.44	8

11.88	4.69	2,024,570	1.40	2.87	1.47	10
11.51	5.04	2,181,719	1.39	2.97	1.47	24
11.28	10.65	2,326,774	1.38	4.12	1.47	18
10.65	0.33	250,444	1.40	4.46	1.48	18
11.09	7.38	133,975	1.40	3.86	1.49	14
10.73	4.83	65,579	1.40	3.72	1.44	8

11.81	4.85	47,992	1.00	3.26	1.22	10
11.45	5.51	37,096	0.99	3.36	1.22	24
11.22	11.16	14,608	0.98	4.41	1.22	18
10.59	5.00	63	1.00	4.96	1.25	18

11.80	5.14	166,248	0.45	3.81	0.52	10
11.44	6.06	123,327	0.44	3.91	0.51	24
11.21	11.69	470,155	0.43	5.26	0.53	18
10.58	1.26	259,552	0.45	5.43	0.53	18
11.02	8.41	177,019	0.45	4.82	0.54	14
10.66	7.03	55,785	0.45	4.64	0.50	8

11.82	5.16	2,655,661	0.40	3.86	0.47	10
11.46	6.22	2,334,504	0.39	3.98	0.47	24
11.22	11.72	1,144,420	0.39	5.36	0.47	18
10.59	1.30	754,336	0.40	5.41	0.48	18
11.03	8.48	782,067	0.40	4.86	0.48	14
10.67	5.88	711,527	0.40	4.72	0.44	8

11.81	5.07	11,792,374	0.58	3.68	0.72	10
11.45	5.96	10,523,393	0.57	3.79	0.72	24
11.22	11.61	7,029,375	0.57	5.08	0.72	18
10.58	1.03	2,699,976	0.60	5.21	0.73	18
11.03	8.25	2,456,097	0.60	4.66	0.73	14
10.67	5.69	2,128,674	0.60	4.52	0.69	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	223

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Core Plus Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$8.19	$0.20	(e)	$0.04	$0.24	$(0.20)
Year Ended February 28, 2011	7.85	0.37	(e)	0.34	0.71	(0.37)
Year Ended February 28, 2010	7.03	0.43	(e)	0.82	1.25	(0.43)
Year Ended February 28, 2009	7.85	0.41	(e)	(0.82)	(0.41)	(0.41)
Year Ended February 29, 2008	7.78	0.37		0.07	0.44	(0.37)
Year Ended February 28, 2007	7.73	0.35		0.06	0.41	(0.36)

Class B
Six Months Ended August 31, 2011 (Unaudited)	8.24	0.17	(e)	0.03	0.20	(0.17)
Year Ended February 28, 2011	7.89	0.33	(e)	0.34	0.67	(0.32)
Year Ended February 28, 2010	7.06	0.38	(e)	0.83	1.21	(0.38)
Year Ended February 28, 2009	7.89	0.37	(e)	(0.83)	(0.46)	(0.37)
Year Ended February 29, 2008	7.82	0.32		0.08	0.40	(0.33)
Year Ended February 28, 2007	7.77	0.32		0.05	0.37	(0.32)

Class C
Six Months Ended August 31, 2011 (Unaudited)	8.23	0.17	(e)	0.03	0.20	(0.17)
Year Ended February 28, 2011	7.88	0.32	(e)	0.35	0.67	(0.32)
Year Ended February 28, 2010	7.05	0.38	(e)	0.84	1.22	(0.39)
Year Ended February 28, 2009	7.89	0.37	(e)	(0.84)	(0.47)	(0.37)
Year Ended February 29, 2008	7.82	0.34		0.06	0.40	(0.33)
Year Ended February 28, 2007	7.77	0.32		0.05	0.37	(0.32)

Class R2
Six Months Ended August 31, 2011 (Unaudited)	8.20	0.18	(e)	0.03	0.21	(0.18)
Year Ended February 28, 2011	7.85	0.34	(e)	0.35	0.69	(0.34)
Year Ended February 28, 2010	7.03	0.40	(e)	0.82	1.22	(0.40)
November 3, 2008 (f) through February 28, 2009	6.90	0.13	(e)	0.12	0.25	(0.12)

Class R6 (g)
Six Months Ended August 31, 2011 (Unaudited)	8.19	0.21	(e)	0.04	0.25	(0.21)
Year Ended February 28, 2011	7.85	0.40	(e)	0.34	0.74	(0.40)
Year Ended February 28, 2010	7.02	0.45	(e)	0.84	1.29	(0.46)
Year Ended February 28, 2009	7.85	0.44	(e)	(0.82)	(0.38)	(0.45)
Year Ended February 29, 2008	7.78	0.42		0.06	0.48	(0.41)
Year Ended February 28, 2007	7.73	0.39		0.06	0.45	(0.40)

Institutional Class
Six Months Ended August 31, 2011 (Unaudited)	8.20	0.21	(e)	0.03	0.24	(0.21)
Year Ended February 28, 2011	7.85	0.40	(e)	0.34	0.74	(0.39)
June 19, 2009 (f) through February 28, 2010	7.38	0.31	(e)	0.48	0.79	(0.32)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	8.19	0.20	(e)	0.04	0.24	(0.20)
Year Ended February 28, 2011	7.85	0.38	(e)	0.34	0.72	(0.38)
Year Ended February 28, 2010	7.02	0.44	(e)	0.83	1.27	(0.44)
Year Ended February 28, 2009	7.85	0.42	(e)	(0.82)	(0.40)	(0.43)
Year Ended February 29, 2008	7.78	0.39		0.07	0.46	(0.39)
Year Ended February 28, 2007	7.73	0.38		0.05	0.43	(0.38)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of offering of class of shares.
(g)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$8.23	2.92%	$348,630	0.74%	4.72%	0.96%	13%
8.19	9.23	327,106	0.73	4.62	0.97	22
7.85	18.14	168,775	0.77	5.59	0.97	26
7.03	(5.32)	50,659	0.92	5.51	0.99	17
7.85	5.81	52,808	0.92	4.81	0.97	31
7.78	5.49	45,383	0.91	4.64	0.96	26

8.27	2.43	5,234	1.39	4.07	1.46	13
8.24	8.60	6,270	1.38	4.03	1.47	22
7.89	17.49	7,674	1.40	5.00	1.48	26
7.06	(5.93)	4,295	1.45	4.93	1.49	17
7.89	5.26	6,665	1.45	4.28	1.47	31
7.82	4.91	5,464	1.45	4.09	1.46	26

8.26	2.44	298,400	1.39	4.07	1.46	13
8.23	8.63	287,042	1.38	3.97	1.47	22
7.88	17.58	152,695	1.39	4.90	1.46	26
7.05	(5.99)	16,495	1.45	5.08	1.50	17
7.89	5.27	5,737	1.45	4.27	1.47	31
7.82	4.90	3,512	1.45	4.11	1.46	26

8.23	2.61	583	1.14	4.32	1.21	13
8.20	8.93	357	1.13	4.22	1.22	22
7.85	17.71	210	1.14	5.21	1.22	26
7.03	3.68	52	1.17	5.83	1.29	17

8.23	3.09	101,513	0.39	5.07	0.46	13
8.19	9.60	158,216	0.38	4.92	0.47	22
7.85	18.76	18,465	0.40	5.94	0.48	26
7.02	(4.98)	15,642	0.45	5.95	0.49	17
7.85	6.31	17,985	0.45	5.26	0.47	31
7.78	5.97	12,094	0.45	5.10	0.46	26

8.23	2.93	42,819	0.48	4.99	0.56	13
8.20	9.63	27,374	0.47	4.93	0.57	22
7.85	10.89	46,561	0.48	5.73	0.56	26

8.23	2.96	1,274,954	0.64	4.82	0.71	13
8.19	9.35	1,260,849	0.63	4.75	0.72	22
7.85	18.46	937,874	0.65	5.81	0.73	26
7.02	(5.21)	662,140	0.67	5.73	0.74	17
7.85	6.11	925,240	0.67	5.05	0.72	31
7.78	5.74	875,275	0.66	4.89	0.71	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	225

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Government Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.81	$0.21	$0.66		$0.87	$(0.21)
Year Ended February 28, 2011	10.70	0.39	0.11		0.50	(0.39)
Year Ended February 28, 2010	10.56	0.42	0.14		0.56	(0.42)
Year Ended February 28, 2009	10.55	0.42	0.01		0.43	(0.42)
Year Ended February 29, 2008	10.15	0.48	0.40		0.88	(0.48)
Year Ended February 28, 2007	10.15	0.45	0.01		0.46	(0.46)

Class B
Six Months Ended August 31, 2011 (Unaudited)	10.80	0.17	0.67		0.84	(0.17)
Year Ended February 28, 2011	10.69	0.31	0.11		0.42	(0.31)
Year Ended February 28, 2010	10.55	0.34	0.14		0.48	(0.34)
Year Ended February 28, 2009	10.54	0.35	0.01		0.36	(0.35)
Year Ended February 29, 2008	10.14	0.41	0.40		0.81	(0.41)
Year Ended February 28, 2007	10.14	0.38	0.01		0.39	(0.39)

Class C
Six Months Ended August 31, 2011 (Unaudited)	10.78	0.16	0.67		0.83	(0.17)
Year Ended February 28, 2011	10.66	0.31	0.12		0.43	(0.31)
Year Ended February 28, 2010	10.53	0.35	0.13		0.48	(0.35)
Year Ended February 28, 2009	10.53	0.34	0.01		0.35	(0.35)
Year Ended February 29, 2008	10.13	0.42	0.39		0.81	(0.41)
Year Ended February 28, 2007	10.13	0.38	0.01		0.39	(0.39)

Class R2
Six Months Ended August 31, 2011 (Unaudited)	10.80	0.19	0.67		0.86	(0.19)
Year Ended February 28, 2011	10.69	0.37	0.11		0.48	(0.37)
Year Ended February 28, 2010	10.56	0.41	0.12		0.53	(0.40)
November 3, 2008 (e) through February 28, 2009	10.07	0.09	0.51		0.60	(0.11)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.80	0.22	0.67		0.89	(0.22)
Year Ended February 28, 2011	10.69	0.42	0.11		0.53	(0.42)
Year Ended February 28, 2010	10.56	0.45	0.13		0.58	(0.45)
Year Ended February 28, 2009	10.55	0.46	—	(f)	0.46	(0.45)
Year Ended February 29, 2008	10.15	0.52	0.39		0.91	(0.51)
Year Ended February 28, 2007	10.14	0.48	0.01		0.49	(0.48)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.47	8.11%	$518,320	0.75%	3.70%	1.03%	1%
10.81	4.69	474,402	0.74	3.56	0.99	18
10.70	5.42	453,605	0.74	3.96	1.03	12
10.56	4.27	372,703	0.75	4.04	1.02	13
10.55	8.98	220,780	0.75	4.70	0.98	2
10.15	4.65	157,598	0.75	4.51	0.98	24

11.47	7.81	13,342	1.48	2.99	1.53	1
10.80	3.92	19,524	1.47	2.85	1.49	18
10.69	4.64	34,957	1.47	3.26	1.53	12
10.55	3.50	48,296	1.48	3.34	1.52	13
10.54	8.20	43,513	1.46	4.02	1.48	2
10.14	3.93	52,182	1.46	3.82	1.48	24

11.44	7.72	158,391	1.48	2.97	1.53	1
10.78	4.02	171,114	1.47	2.83	1.49	18
10.66	4.58	185,498	1.47	3.23	1.53	12
10.53	3.46	136,707	1.48	3.24	1.52	13
10.53	8.25	46,407	1.46	3.99	1.48	2
10.13	3.94	22,250	1.46	3.81	1.48	24

11.47	8.07	17,530	1.00	3.45	1.28	1
10.80	4.45	15,782	0.99	3.28	1.24	18
10.69	5.09	3,151	0.99	3.62	1.27	12
10.56	5.97	164	1.00	2.59	1.30	13

11.47	8.35	678,470	0.48	3.98	0.78	1
10.80	4.97	809,433	0.47	3.83	0.74	18
10.69	5.59	714,113	0.47	4.23	0.78	12
10.56	4.54	605,421	0.48	4.38	0.77	13
10.55	9.26	616,581	0.48	5.01	0.73	2
10.15	4.99	891,369	0.50	4.74	0.73	24

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	227

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

				Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
High Yield Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$8.33	$0.29	(e)	$(0.58)	$(0.29)	$(0.29)	$—	$(0.29)
Year Ended February 28, 2011	7.72	0.63	(e)	0.64	1.27	(0.63)	(0.03)	(0.66)
Year Ended February 28, 2010	5.79	0.58		1.94	2.52	(0.59)	—	(0.59)
Year Ended February 28, 2009	7.59	0.52		(1.78)	(1.26)	(0.54)	—	(0.54)
Year Ended February 29, 2008	8.60	0.62		(0.93)	(0.31)	(0.61)	(0.09)	(0.70)
Year Ended February 28, 2007	8.23	0.61		0.40	1.01	(0.62)	(0.02)	(0.64)
Class B
Six Months Ended August 31, 2011 (Unaudited)	8.35	0.26	(e)	(0.58)	(0.32)	(0.27)	—	(0.27)
Year Ended February 28, 2011	7.73	0.58	(e)	0.64	1.22	(0.57)	(0.03)	(0.60)
Year Ended February 28, 2010	5.81	0.55		1.91	2.46	(0.54)	—	(0.54)
Year Ended February 28, 2009	7.60	0.51		(1.80)	(1.29)	(0.50)	—	(0.50)
Year Ended February 29, 2008	8.61	0.58		(0.94)	(0.36)	(0.56)	(0.09)	(0.65)
Year Ended February 28, 2007	8.23	0.57		0.40	0.97	(0.57)	(0.02)	(0.59)
Class C
Six Months Ended August 31, 2011 (Unaudited)	8.34	0.26	(e)	(0.58)	(0.32)	(0.27)	—	(0.27)
Year Ended February 28, 2011	7.72	0.58	(e)	0.64	1.22	(0.57)	(0.03)	(0.60)
Year Ended February 28, 2010	5.80	0.53		1.93	2.46	(0.54)	—	(0.54)
Year Ended February 28, 2009	7.59	0.50		(1.79)	(1.29)	(0.50)	—	(0.50)
Year Ended February 29, 2008	8.61	0.57		(0.94)	(0.37)	(0.56)	(0.09)	(0.65)
Year Ended February 28, 2007	8.24	0.57		0.39	0.96	(0.57)	(0.02)	(0.59)
Class R2
Six Months Ended August 31, 2011 (Unaudited)	8.32	0.28	(e)	(0.58)	(0.30)	(0.28)	—	(0.28)
Year Ended February 28, 2011	7.71	0.60	(e)	0.65	1.25	(0.61)	(0.03)	(0.64)
Year Ended February 28, 2010	5.79	0.55		1.94	2.49	(0.57)	—	(0.57)
November 3, 2008 (g) through February 28, 2009	5.96	0.16		(0.17)	(0.01)	(0.16)	—	(0.16)
Class R5 (h)
Six Months Ended August 31, 2011 (Unaudited)	8.36	0.30	(e)	(0.57)	(0.27)	(0.31)	—	(0.31)
Year Ended February 28, 2011	7.74	0.68	(e)	0.62	1.30	(0.65)	(0.03)	(0.68)
Year Ended February 28, 2010	5.81	0.61		1.93	2.54	(0.61)	—	(0.61)
Year Ended February 28, 2009	7.61	0.55		(1.79)	(1.24)	(0.56)	—	(0.56)
Year Ended February 29, 2008	8.63	0.66		(0.95)	(0.29)	(0.64)	(0.09)	(0.73)
May 15, 2006 (g) through February 28, 2007	8.31	0.52		0.35	0.87	(0.53)	(0.02)	(0.55)
Class R6 (i)
Six Months Ended August 31, 2011 (Unaudited)	8.35	0.30	(e)	(0.57)	(0.27)	(0.31)	—	(0.31)
Year Ended February 28, 2011	7.73	0.65	(e)	0.65	1.30	(0.65)	(0.03)	(0.68)
Year Ended February 28, 2010	5.81	0.61		1.92	2.53	(0.61)	—	(0.61)
Year Ended February 28, 2009	7.60	0.57		(1.80)	(1.23)	(0.56)	—	(0.56)
Year Ended February 29, 2008	8.61	0.65		(0.93)	(0.28)	(0.64)	(0.09)	(0.73)
Year Ended February 28, 2007	8.24	0.65		0.39	1.04	(0.65)	(0.02)	(0.67)
Select Class
Six Months Ended August 31, 2011 (Unaudited)	8.36	0.30	(e)	(0.59)	(0.29)	(0.30)	—	(0.30)
Year Ended February 28, 2011	7.74	0.65	(e)	0.65	1.30	(0.65)	(0.03)	(0.68)
Year Ended February 28, 2010	5.81	0.60		1.93	2.53	(0.60)	—	(0.60)
Year Ended February 28, 2009	7.60	0.56		(1.79)	(1.23)	(0.56)	—	(0.56)
Year Ended February 29, 2008	8.62	0.63		(0.92)	(0.29)	(0.64)	(0.09)	(0.73)
Year Ended February 28, 2007	8.24	0.64		0.40	1.04	(0.64)	(0.02)	(0.66)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of offering of class of shares.
(h)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

			Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$—	(f)	$7.75	(3.58)%	$917,921	1.15%	7.04%	1.32%	23%
—	(f)	8.33	17.07	856,717	1.14	7.81	1.32	45
—	(f)	7.72	44.71	580,690	1.14	8.40	1.32	45
—	(f)	5.79	(17.28)	184,739	1.15	8.10	1.31	18
—	(f)	7.59	(3.87)	79,217	1.12	7.54	1.32	48
—	(f)	8.60	12.82	83,790	1.12	7.42	1.31	69

—	(f)	7.76	(3.99)	12,148	1.80	6.37	1.82	23
—	(f)	8.35	16.40	17,991	1.79	7.24	1.82	45
—	(f)	7.73	43.46	22,430	1.79	7.80	1.82	45
—	(f)	5.81	(17.68)	16,720	1.80	7.33	1.81	18
—	(f)	7.60	(4.51)	26,052	1.78	6.88	1.82	48
—	(f)	8.61	12.19	35,667	1.77	6.78	1.81	69

—	(f)	7.75	(4.01)	236,350	1.80	6.38	1.82	23
—	(f)	8.34	16.45	248,488	1.79	7.17	1.82	45
—	(f)	7.72	43.58	158,503	1.79	7.75	1.83	45
—	(f)	5.80	(17.69)	36,872	1.80	7.37	1.81	18
—	(f)	7.59	(4.61)	29,517	1.78	6.88	1.82	48
—	(f)	8.61	12.05	29,953	1.77	6.77	1.81	69

—	(f)	7.74	(3.69)	4,949	1.40	6.80	1.57	23
—	(f)	8.32	16.82	3,609	1.39	7.49	1.58	45
—	(f)	7.71	44.25	1,004	1.39	8.10	1.60	45
—	(f)	5.79	(0.05)	50	1.40	8.84	1.59	18

—	(f)	7.78	(3.43)	39,422	0.86	7.34	0.87	23
—	(f)	8.36	17.45	27,619	0.85	8.54	0.87	45
—	(f)	7.74	44.95	148,162	0.84	8.71	0.87	45
—	(f)	5.81	(16.99)	53,497	0.85	8.55	0.87	18
—	(f)	7.61	(3.71)	18,807	0.86	7.83	0.86	48
—	(f)	8.63	10.90	8,732	0.86	7.57	0.86	69

—	(f)	7.77	(3.40)	1,085,918	0.81	7.38	0.82	23
—	(f)	8.35	17.59	929,762	0.80	7.99	0.83	45
—	(f)	7.73	44.84	359,553	0.79	8.76	0.83	45
—	(f)	5.81	(16.84)	91,880	0.80	8.44	0.81	18
—	(f)	7.60	(3.58)	77,356	0.81	7.87	0.81	48
—	(f)	8.61	13.12	64,497	0.81	7.74	0.81	69

—	(f)	7.77	(3.57)	7,358,105	0.90	7.28	1.07	23
—	(f)	8.36	17.44	7,478,536	0.89	8.06	1.07	45
—	(f)	7.74	44.86	4,567,712	0.89	8.67	1.08	45
—	(f)	5.81	(16.93)	1,837,745	0.90	8.36	1.06	18
—	(f)	7.60	(3.73)	1,544,252	0.87	7.81	1.06	48
—	(f)	8.62	13.18	1,038,528	0.87	7.67	1.06	69

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	229

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$11.50	$0.26	$0.17	$0.43	$(0.26)
Year Ended February 28, 2011	11.22	0.55	0.28	0.83	(0.55)
Year Ended February 28, 2010	10.42	0.73	0.82	1.55	(0.75)
Year Ended February 28, 2009	10.97	0.61	(0.57)	0.04	(0.59)
Year Ended February 29, 2008	10.65	0.50	0.31	0.81	(0.49)
Year Ended February 28, 2007	10.54	0.47	0.10	0.57	(0.46)

Class R6 (e)
Six Months Ended August 31, 2011 (Unaudited)	11.28	0.28	0.16	0.44	(0.28)
Year Ended February 28, 2011	11.01	0.59	0.27	0.86	(0.59)
Year Ended February 28, 2010	10.23	0.79	0.78	1.57	(0.79)
Year Ended February 28, 2009	10.79	0.63	(0.56)	0.07	(0.63)
Year Ended February 29, 2008	10.48	0.54	0.31	0.85	(0.54)
Year Ended February 28, 2007	10.38	0.50	0.10	0.60	(0.50)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	11.27	0.27	0.16	0.43	(0.27)
Year Ended February 28, 2011	11.01	0.57	0.26	0.83	(0.57)
Year Ended February 28, 2010	10.23	0.76	0.79	1.55	(0.77)
Year Ended February 28, 2009	10.79	0.62	(0.57)	0.05	(0.61)
Year Ended February 29, 2008	10.48	0.52	0.31	0.83	(0.52)
Year Ended February 28, 2007	10.38	0.49	0.10	0.59	(0.49)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.67	3.76%	$206,847	0.65%	4.50%	0.98%	10%
11.50	7.48	176,334	0.64	4.84	0.98	30
11.22	15.26	101,955	0.64	6.58	0.99	21
10.42	0.41	16,189	0.65	5.69	0.99	15
10.97	7.88	18,011	0.65	4.70	0.98	16
10.65	5.60	14,063	0.65	4.46	0.98	18

11.44	3.95	1,540,309	0.24	4.92	0.48	10
11.28	7.97	1,466,482	0.24	5.26	0.48	30
11.01	15.79	1,271,776	0.24	7.35	0.49	21
10.23	0.74	916,201	0.25	6.12	0.50	15
10.79	8.33	882,626	0.25	5.09	0.48	16
10.48	5.97	829,330	0.25	4.83	0.48	18

11.43	3.88	1,003,211	0.39	4.73	0.73	10
11.27	7.71	580,212	0.39	5.12	0.73	30
11.01	15.64	425,701	0.39	6.87	0.74	21
10.23	0.58	88,231	0.40	5.93	0.74	15
10.79	8.18	96,870	0.40	4.94	0.73	16
10.48	5.83	111,656	0.40	4.71	0.73	18

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	231

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$10.95	$0.08	(e)	$0.06	$0.14	$(0.08)	$—	$(0.08)
Year Ended February 28, 2011	10.90	0.16	(e)	0.06	0.22	(0.16)	(0.01)	(0.17)
Year Ended February 28, 2010	10.61	0.26	(e)	0.29	0.55	(0.26)	—	(0.26)
Year Ended February 28, 2009	10.80	0.38		(0.19)	0.19	(0.38)	—	(0.38)
Year Ended February 29, 2008	10.52	0.44	(e)	0.26	0.70	(0.42)	—	(0.42)
Year Ended February 28, 2007	10.43	0.39	(e)	0.10	0.49	(0.40)	—	(0.40)

Class B
Six Months Ended August 31, 2011 (Unaudited)	11.06	0.05	(e)	0.06	0.11	(0.05)	—	(0.05)
Year Ended February 28, 2011	11.00	0.11	(e)	0.06	0.17	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.70	0.22	(e)	0.28	0.50	(0.20)	—	(0.20)
Year Ended February 28, 2009	10.88	0.35		(0.21)	0.14	(0.32)	—	(0.32)
Year Ended February 29, 2008	10.60	0.39	(e)	0.26	0.65	(0.37)	—	(0.37)
Year Ended February 28, 2007	10.50	0.33	(e)	0.11	0.44	(0.34)	—	(0.34)

Class C
Six Months Ended August 31, 2011 (Unaudited)	11.02	0.05	(e)	0.06	0.11	(0.05)	—	(0.05)
Year Ended February 28, 2011	10.97	0.10	(e)	0.06	0.16	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.68	0.20	(e)	0.30	0.50	(0.21)	—	(0.21)
Year Ended February 28, 2009	10.87	0.33		(0.20)	0.13	(0.32)	—	(0.32)
Year Ended February 29, 2008	10.59	0.39	(e)	0.26	0.65	(0.37)	—	(0.37)
Year Ended February 28, 2007	10.49	0.33	(e)	0.11	0.44	(0.34)	—	(0.34)

Class R6 (f)
Six Months Ended August 31, 2011 (Unaudited)	10.97	0.10	(e)	0.06	0.16	(0.11)	—	(0.11)
Year Ended February 28, 2011	10.92	0.21	(e)	0.06	0.27	(0.21)	(0.01)	(0.22)
Year Ended February 28, 2010	10.62	0.31	(e)	0.30	0.61	(0.31)	—	(0.31)
Year Ended February 28, 2009	10.81	0.43		(0.19)	0.24	(0.43)	—	(0.43)
Year Ended February 29, 2008	10.53	0.49	(e)	0.27	0.76	(0.48)	—	(0.48)
Year Ended February 28, 2007	10.44	0.44	(e)	0.10	0.54	(0.45)	—	(0.45)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	10.96	0.09	(e)	0.06	0.15	(0.09)	—	(0.09)
Year Ended February 28, 2011	10.92	0.19	(e)	0.05	0.24	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2010	10.62	0.29	(e)	0.30	0.59	(0.29)	—	(0.29)
Year Ended February 28, 2009	10.80	0.40		(0.18)	0.22	(0.40)	—	(0.40)
Year Ended February 29, 2008	10.53	0.46	(e)	0.26	0.72	(0.45)	—	(0.45)
Year Ended February 28, 2007	10.44	0.41	(e)	0.10	0.51	(0.42)	—	(0.42)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.01	1.27%	$248,189	0.80%	1.39%	0.86%	20%
10.95	2.04	250,706	0.79	1.45	0.86	36
10.90	5.23	255,356	0.79	2.43	0.88	31
10.61	1.79	90,891	0.80	3.55	0.89	51
10.80	6.84	56,496	0.80	4.14	0.91	40
10.52	4.75	94,199	0.80	3.69	0.91	44

11.12	1.00	1,870	1.30	0.89	1.36	20
11.06	1.58	2,134	1.29	0.96	1.36	36
11.00	4.71	3,458	1.29	2.05	1.38	31
10.70	1.32	6,668	1.30	3.09	1.39	51
10.88	6.23	11,328	1.30	3.65	1.41	40
10.60	4.27	17,787	1.30	3.17	1.41	44

11.08	0.99	280,597	1.30	0.89	1.36	20
11.02	1.51	321,680	1.29	0.95	1.36	36
10.97	4.76	344,957	1.29	1.83	1.38	31
10.68	1.27	22,625	1.30	3.06	1.39	51
10.87	6.26	19,135	1.30	3.64	1.41	40
10.59	4.26	20,777	1.30	3.15	1.41	44

11.02	1.44	3,020,259	0.30	1.89	0.36	20
10.97	2.54	2,906,329	0.29	1.94	0.36	36
10.92	5.81	2,043,695	0.29	2.87	0.38	31
10.62	2.27	322,907	0.30	4.07	0.39	51
10.81	7.39	321,055	0.30	4.64	0.41	40
10.53	5.24	299,838	0.30	4.18	0.41	44

11.02	1.39	6,187,009	0.55	1.64	0.61	20
10.96	2.20	6,829,822	0.54	1.70	0.61	36
10.92	5.57	5,163,875	0.54	2.67	0.63	31
10.62	2.12	2,029,713	0.55	3.80	0.64	51
10.80	7.03	1,255,422	0.55	4.31	0.64	40
10.53	4.99	277,452	0.55	3.89	0.66	44

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	233

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Short Term Bond Fund II
Class A
Six Months Ended August 31, 2011 (Unaudited)	$8.83	$0.06	(e)	$0.03	$0.09	$(0.06)
Year Ended February 28, 2011	8.85	0.15	(e)	(0.01)	0.14	(0.16)
Year Ended February 28, 2010	8.76	0.20	(e)	0.11	0.31	(0.22)
Year Ended February 28, 2009	9.66	0.34	(e)	(0.90)	(0.56)	(0.34)
Year Ended February 29, 2008	9.84	0.45		(0.18)	0.27	(0.45)
September 1, 2006 through February 28, 2007 (f)	9.84	0.22	(e)	0.02	0.24	(0.24)

Class M
Six Months Ended August 31, 2011 (Unaudited)	8.83	0.05	(e)	0.04	0.09	(0.05)
Year Ended February 28, 2011	8.85	0.13	(e)	(0.02)	0.11	(0.13)
Year Ended February 28, 2010	8.76	0.18	(e)	0.11	0.29	(0.20)
Year Ended February 28, 2009	9.66	0.29	(e)	(0.88)	(0.59)	(0.31)
Year Ended February 29, 2008	9.85	0.41		(0.18)	0.23	(0.42)
September 1, 2006 through February 28, 2007 (f)	9.84	0.21	(e)	0.02	0.23	(0.22)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	8.84	0.07	(e)	0.04	0.11	(0.07)
Year Ended February 28, 2011	8.87	0.17	(e)	(0.02)	0.15	(0.18)
Year Ended February 28, 2010	8.77	0.22	(e)	0.12	0.34	(0.24)
Year Ended February 28, 2009	9.68	0.37	(e)	(0.92)	(0.55)	(0.36)
Year Ended February 29, 2008	9.86	0.51		(0.22)	0.29	(0.47)
September 1, 2006 through February 28, 2007 (f)	9.86	0.23	(e)	0.02	0.25	(0.25)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	The Fund changed its fiscal year end from August 31 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$8.86	1.01%	$4,061	0.75%	1.34%	1.15%	15%
8.83	1.54	7,222	0.75	1.67	1.12	49
8.85	3.61	7,263	0.74	2.26	1.05	48
8.76	(5.93)	6,456	0.75	3.61	1.09	91
9.66	2.78	22,655	0.75	4.51	1.01	338
9.84	2.42	24,652	0.75	4.53	0.98	246

8.87	1.00	68,850	1.00	1.08	1.25	15
8.83	1.26	75,712	1.00	1.43	1.22	49
8.85	3.36	93,816	0.99	2.01	1.16	48
8.76	(6.15)	113,828	1.00	3.19	1.19	91
9.66	2.42	144,078	1.00	4.26	1.11	338
9.85	2.39	175,836	1.00	4.29	1.08	246

8.88	1.26	1,485	0.50	1.58	0.90	15
8.84	1.68	1,669	0.50	1.95	0.87	49
8.87	3.98	2,366	0.49	2.51	0.84	48
8.77	(5.76)	5,611	0.50	3.92	0.83	91
9.68	3.02	83,064	0.50	4.76	0.75	338
9.86	2.54	151,633	0.50	4.75	0.72	246

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	235

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$9.78	$0.06	(e)	$0.12	$0.18	$(0.05)	$—	$(0.05)
Year Ended February 28, 2011	9.96	0.13	(e)	(0.02)	0.11	(0.13)	(0.16)	(0.29)
Year Ended February 28, 2010	10.17	0.22	(e)	0.12	0.34	(0.22)	(0.33)	(0.55)
Year Ended February 28, 2009	10.04	0.11		0.20	0.31	(0.18)	—	(0.18)
Year Ended February 29, 2008	9.72	0.42		0.31	0.73	(0.41)	—	(0.41)
Year Ended February 28, 2007	9.75	0.46		(0.03)	0.43	(0.46)	—	(0.46)

Class B
Six Months Ended August 31, 2011 (Unaudited)	9.76	0.03	(e)	0.13	0.16	(0.03)	—	(0.03)
Year Ended February 28, 2011	9.94	0.08	(e)	(0.02)	0.06	(0.08)	(0.16)	(0.24)
Year Ended February 28, 2010	10.15	0.18	(e)	0.11	0.29	(0.17)	(0.33)	(0.50)
Year Ended February 28, 2009	10.03	0.16		0.10	0.26	(0.14)	—	(0.14)
Year Ended February 29, 2008	9.71	0.42		0.26	0.68	(0.36)	—	(0.36)
Year Ended February 28, 2007	9.74	0.43		(0.05)	0.38	(0.41)	—	(0.41)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	9.77	0.07	(e)	0.13	0.20	(0.07)	—	(0.07)
Year Ended February 28, 2011	9.95	0.16	(e)	(0.02)	0.14	(0.16)	(0.16)	(0.32)
Year Ended February 28, 2010	10.16	0.24	(e)	0.12	0.36	(0.24)	(0.33)	(0.57)
Year Ended February 28, 2009	10.02	0.13		0.22	0.35	(0.21)	—	(0.21)
Year Ended February 29, 2008	9.70	0.44		0.31	0.75	(0.43)	—	(0.43)
Year Ended February 28, 2007	9.74	0.48		(0.04)	0.44	(0.48)	—	(0.48)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.91	1.88%	$91,771	0.70%	1.21%	0.95%	21%
9.78	1.15	99,714	0.70	1.32	0.95	26
9.96	3.39	99,593	0.69	2.12	0.97	51
10.17	3.18	114,609	0.70	0.99	0.94	154
10.04	7.71	77,234	0.69	4.33	1.01	83
9.72	4.48	69,390	0.70	4.70	1.03	10

9.89	1.64	586	1.20	0.71	1.45	21
9.76	0.63	771	1.20	0.82	1.45	26
9.94	2.86	1,588	1.19	1.75	1.47	51
10.15	2.64	3,538	1.20	1.07	1.43	154
10.03	7.17	6,691	1.20	3.96	1.52	83
9.71	3.97	10,948	1.20	4.19	1.53	10

9.90	2.00	309,349	0.45	1.46	0.70	21
9.77	1.40	371,384	0.45	1.57	0.70	26
9.95	3.63	427,880	0.44	2.40	0.72	51
10.16	3.52	552,538	0.45	1.54	0.69	154
10.02	8.01	620,461	0.43	3.98	0.74	83
9.70	4.65	67,699	0.45	4.95	0.78	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	237

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II” or the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. J.P. Morgan Mutual Fund Group (“MFG”) was organized as a Massachusetts business trust on May 11, 1987. Each of JPM II and MFG (the “Trusts”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Short Term Bond Fund II	Class A, Class M and Select Class	MFG	Diversified
Treasury & Agency Fund	Class A, Class B and Select Class	JPM II	Diversified

Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares for the Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund.

Effective November 1, 2009, Class B Shares of the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Short Duration Bond Fund and Treasury & Agency Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A and Class M Shares generally provide for a front-end sales charge while Class B and Class C Shares (except for Class C Shares of the Short Duration Bond Fund) provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years (except for Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to the Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

responsibility of the Board of Trustees. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$785,339	$69,278	$854,617
Collateralized Mortgage Obligations
Agency CMO	—	5,041,243	—	5,041,243
Non-Agency CMO	—	2,479,366	106,974	2,586,340

Total Collateralized Mortgage Obligations	—	7,520,609	106,974	7,627,583

Commercial Mortgage-Backed Securities	—	542,116	—	542,116
Corporate Bonds
Consumer Discretionary	—	225,099	—	225,099
Consumer Staples	—	130,694	—	130,694
Energy	—	175,132	—	175,132
Financials	—	1,801,197	1,585	1,802,782
Health Care	—	35,259	—	35,259
Industrials	—	138,391	—	138,391
Information Technology	—	134,879	—	134,879
Materials	—	70,973	—	70,973
Telecommunication Services	—	216,516	—	216,516
Utilities	—	263,045	—	263,045

Total Corporate Bonds	—	3,191,185	1,585	3,192,770

Foreign Government Securities	—	70,429	—	70,429
Mortgage Pass-Through Securities	—	2,830,536	—	2,830,536
Municipal Bonds	—	36,880	—	36,880
Supranational	—	10,048	—	10,048
U.S. Government Agency Securities	—	331,939	—	331,939
U.S. Treasury Obligations	—	5,628,398	—	5,628,398
Short-Term Investment
Investment Company	483,599	—	—	483,599

Total Investments in Securities	$483,599	$20,947,479	$177,837	$21,608,915

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	239

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Core Plus Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$4,501	$—	$232		$4,733
Consumer Staples	—	—	—	(a)	—	(a)
Financials	6	—	—		6
Industrials	73	—	—		73
Information Technology	—	—	580		580
Materials	6,673	—	211		6,884
Telecommunication Services	274	—	—	(a)	274
Utilities	23	—	—		23

Total Common Stocks	11,550	—	1,023		12,573

Preferred Stocks
Consumer Discretionary	—	4,874	—		4,874
Consumer Staples	—	—	—	(a)	—	(a)
Financials	—	4,525	—		4,525
Materials	—	—	191		191

Total Preferred Stocks	—	9,399	191		9,590

Debt Securities
Asset-Backed Securities	—	48,617	3,671		52,288
Collateralized Mortgage Obligations
Agency CMO	—	287,537	—		287,537
Non-Agency CMO	—	168,324	3,175		171,499

Total Collateralized Mortgage Obligations	—	455,861	3,175		459,036

Commercial Mortgage-Backed Securities	—	85,539	—		85,539
Convertible Bonds
Materials	—	638	—		638
Corporate Bonds
Consumer Discretionary	—	103,263	—		103,263
Consumer Staples	—	36,551	145		36,696
Energy	—	72,779	—		72,779
Financials	—	257,191	—		257,191
Health Care	—	41,762	—		41,762
Industrials	—	77,060	152		77,212
Information Technology	—	31,340	—		31,340
Materials	—	62,423	962		63,385
Telecommunication Services	—	39,183	—		39,183
Utilities	—	60,102	—		60,102

Total Corporate Bonds	—	781,654	1,259		782,913

Foreign Government Securities	—	38,077	1,330		39,407
Mortgage Pass-Through Securities	—	106,896	—		106,896
Municipal Bonds	—	11,307	—		11,307
Supranational	—	1,637	—		1,637
U.S. Government Agency Securities	—	22,742	—		22,742
U.S. Treasury Obligations	—	383,014	—		383,014
Loan Participations & Assignments
Consumer Discretionary	—	26,582	—		26,582
Consumer Staples	—	134	—		134
Energy	—	994	—		994
Financials	—	9,977	—		9,977
Health Care	—	501	—		501
Industrials	—	6,838	379		7,217

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Information Technology	$—	$2,671	$—		$2,671
Materials	—	2,385	—		2,385
Utilities	—	3,164	—		3,164

Total Loan Participations & Assignments	—	53,246	379		53,625

Warrants
Consumer Discretionary	—	1,691	—		1,691
Short-Term Investment
Investment Company	36,667	—	—		36,667

Total Investments in Securities	$48,217	$2,000,318	$11,028		$2,059,563

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$30	$—		$30
Futures Contracts	5	—	—		5
Swaps	—	1,874	—		1,874

Total Appreciation in Other Financial Instruments	$5	$1,904	$—		$1,909

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(23)	$—		$(23)
Futures Contracts	(5)	—	—		(5)
Swaps	—	(64)	—		(64)

Total Depreciation in Other Financial Instruments	$(5)	$(87)	$—		$(92)

Government Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (b)	$104,030	$1,276,962	$—		$1,380,992

High Yield Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$31,301	$—	$5,836		$37,137
Consumer Staples	—	—	—	(a)	— (a)
Financials	23	—	—		23
Industrials	466	—	—		466
Information Technology	1,617	—	3,743		5,360
Materials	32,336	—	1,177		33,513
Telecommunication Services	108	—	—	(a)	108
Utilities	59	—	—		59

Total Common Stocks	65,910	—	10,756		76,666

Preferred Stocks
Consumer Discretionary	—	2,512	553		3,065
Consumer Staples	—	—	—	(a)	— (a)
Financials	—	47,564	—		47,564
Information Technology	—	—	—	(a)	— (a)
Materials	—	—	1,228		1,228

Total Preferred Stocks	—	50,076	1,781		51,857

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	241

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

High Yield Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$105	$6,974		$7,079
Convertible Bonds
Materials	—	1,766	—		1,766
Corporate Bonds
Consumer Discretionary	—	1,998,063	—		1,998,063
Consumer Staples	—	325,746	2,128		327,874
Energy	—	1,050,522	—		1,050,522
Financials	—	952,303	10,062		962,365
Health Care	—	484,591	3,960		488,551
Industrials	—	792,778	—		792,778
Information Technology	—	392,820	2,219		395,039
Materials	—	785,795	8,024		793,819
Telecommunication Services	—	498,347	—		498,347
Utilities	—	401,506	—		401,506

Total Corporate Bonds	—	7,682,471	26,393		7,708,864

Loan Participations & Assignments
Consumer Discretionary	—	554,111	—		554,111
Consumer Staples	—	103,673	—		103,673
Energy	—	25,901	—		25,901
Financials	—	184,305	—		184,305
Health Care	—	27,206	—		27,206
Industrials	—	132,363	3,317		135,680
Information Technology	—	113,118	1,039		114,157
Materials	—	102,491	—		102,491
Telecommunication Services	—	40,698	—		40,698
Utilities	—	98,964	—		98,964

Total Loan Participations & Assignments	—	1,382,830	4,356		1,387,186

Rights
Consumer Discretionary	—	—	—	(a)	—	(a)
Warrants
Consumer Discretionary	—	19,330	—		19,330
Short-Term Investments
Investment Companies	359,095	—	—		359,095

Total Investments in Securities	$425,005	$9,136,578	$50,260		$9,611,843

Appreciation in Other Financial Instruments
Swaps	—	177	—		177

Depreciation in Other Financial Instruments
Unfunded Commitments	—	(430)	—		(430)

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$53,613	$7,665	$61,278
Collateralized Mortgage Obligations
Agency CMO	—	1,137,419	—	1,137,419
Non-Agency CMO	—	556,765	15,173	571,938

Total Collateralized Mortgage Obligations	—	1,694,184	15,173	1,709,357

Commercial Mortgage-Backed Securities	—	41,680	—	41,680
Mortgage Pass-Through Securities	—	728,762	—	728,762
U.S. Government Agency Securities	—	9,278	—	9,278
U.S. Treasury Obligations	—	54,300	—	54,300
Short-Term Investment
Investment Company	164,273	—	—	164,273

Total Investments in Securities	$164,273	$2,581,817	$22,838	$2,768,928

Short Duration Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$86,206	$9,605,712	$—	$9,691,918

Short Term Bond Fund II

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$426	$75,005	$—	$75,431

Treasury & Agency Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$3,502	$395,145	$—	$398,647

(a)	Security has zero value.
(b)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.
(c)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash and a money market mutual fund held as an investment of cash collateral for securities on loan. Please refer to the SOIs for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	243

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Asset-Backed Securities	$20,798	$—	$(72)	$17		$63,880		$(30,450)	$15,105	$—	$69,278
Collateralized Mortgage Obligations
Agency CMO	13,778	—	—	—		—		—	—	(13,778)	—
Non-Agency CMO	28,884	(4,716)	3,170	43		90,303		(10,710)	—	—	106,974
Corporate Bonds — Financials	1,572	—	13	—	(a)	—		—	—	—	1,585

Total	$65,032	$(4,716)	$3,111	$60		$154,183		$(41,160)	$15,105	$(13,778)	$177,837

Core Plus Bond Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Asset-Backed Securities	$4,502	$—	$244	$5		$—		$(1,080)	$—	$—	$3,671
Collateralized Mortgage Obligations
Non-Agency CMO	—	—	(9)	—	(a)	3,286		(102)	—	—	3,175
Common Stocks — Consumer Discretionary	248	—	(16)	—		—		—	—	—	232
Common Stocks — Consumer Staples	30	—	(30)	—		—		—	—	—	—	(b)
Common Stocks — Information Technology	1,688	—	(1,108)	—		—		—	—	—	580
Common Stocks — Materials	—	—	(38)	—		249		—	—	—	211
Common Stocks — Telecommunication Services	—	—	—	—		—	(b)	—	—	—	—	(b)
Corporate Bonds — Consumer Staples	153	—	(20)	—		12		—	—	—	145
Corporate Bonds — Industrials	311	—	(44)	—		—		—	—	(115)	152
Corporate Bonds — Materials	368	—	(273)	—		867		—	—	—	962
Foreign Government Securities	503	—	20	(3)		962		(152)	—	—	1,330
Loan Participations & Assignment — Industrials	—	—	(15)	—	(a)	—		(2)	396	—	379
Loan Participations & Assignment — Information Technology	867	—	—	—		—		—	—	(867)	—
Preferred Stocks — Consumer Staples	56	—	(62)	—		6		—	—	—	—	(b)
Preferred Stocks — Financials	1,784	—	—	—		—		—	—	(1,784)	—
Preferred Stocks — Materials	—	—	—	—		191		—	—	—	191

Total	$10,510	$—	$(1,351)	$2		$5,573		$(1,336)	$396	$(2,766)	$11,028

Government Bond Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Collateralized Mortgage Obligations
Agency CMO	$864	$—	$—	$—	$—	$—	$—	$(864)	$—

Total	$864	$—	$—	$—	$—	$—	$—	$(864)	$—

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

High Yield Fund	Balance as of 2/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Asset-Backed Securities	$6,960		$—	$115	$23	$—		$(124)	$—	$—	$6,974
Common Stocks — Consumer Discretionary	3,666		—	2,170	—	—		—	—	—	5,836
Common Stocks — Consumer Staples	439		—	(439)	—	—		—	—	—	—	(b)
Common Stocks — Information Technology	10,896		—	(7,153)	—	—		—	—	—	3,743
Common Stocks — Materials	—		—	(212)	—	1,389		—	—	—	1,177
Common Stocks — Telecommunication Services	—		—	—	—	—	(b)	—	—	—	—	(b)
Corporate Bonds — Consumer Discretionary	2,735		—	—	—	—		—	—	(2,735)	—
Corporate Bonds — Consumer Staples	2,246		—	(290)	—	172		—	—	—	2,128
Corporate Bonds — Financials	17,696		—	(602)	4	10,660		—	—	(17,696)	10,062
Corporate Bonds — Health Care	4,662		—	(1,497)	(1)	796		—	—	—	3,960
Corporate Bonds — Industrials	1,650		—	(191)	—	—		—	—	(1,459)	—
Corporate Bonds — Information Technology	2,194		—	25	—	—		—	—	—	2,219
Corporate Bonds — Materials	3,054		—	(2,262)	—	7,232		—	—	—	8,024
Loan Participations & Assignment — Financials	3,773		91	436	(4)	910		(5,206)	—	—	—
Loan Participations & Assignment — Industrials	—		—	(129)	5	—		(17)	3,458	—	3,317
Loan Participations & Assignment — Information Technology	3,490		—	(86)	3	—		(178)	—	(2,190)	1,039
Loan Participations & Assignment — Materials	13,717		—	—	—	618		(6,425)	—	(7,910)	—
Preferred Stocks — Consumer Discretionary	618		—	(65)	—	—		—	—	—	553
Preferred Stocks — Consumer Staples	817		—	(898)	—	81		—	—	—	—	(b)
Preferred Stocks — Financials	14,335		—	—	—	—		—	—	(14,335)	—
Preferred Stocks — Information Technology	—	(b)	—	—	—	—		—	—	—	—	(b)
Preferred Stocks — Materials	—		—	—	—	1,228		—	—	—	1,228
Rights — Consumer Discretionary	—	(b)	—	—	—	—		—	—	—	—	(b)

Total	$92,948		$91	$(11,078)	$30	$23,086		$(11,950)	$3,458	$(46,325)	$50,260

Unfunded Commitments
Loan Participations & Assignment — Materials	$—	(b)	$—	$—	$—	$—		$—	$—	$— (b)	$—

Total	$—	(b)	$—	$—	$—	$—		$—	$—	$— (b)	$—

Mortgage-Backed Securites Fund	Balance as of 2/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Asset-Backed Securities	$3,327		$—	$(14)	$3	$8,381		$(4,032)	$—	$—	$7,665
Collateralized Mortgage Obligations
Non-Agency CMO	6,113		(1,474)	1,050	7	13,796		(1,563)	—	(2,756)	15,173

Total	$9,440		$(1,474)	$1,036	$10	$22,177		$(5,595)	$—	$(2,756)	$22,838

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.
(b)	Security has zero value.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	245

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

Transfers into, or out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2011, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Core Bond Fund	$(516)
Core Plus Bond Fund	(1,262)
High Yield Fund	(9,985)
Mortgage-Backed Securities Fund	(105)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations and Statements of Changes in Net Assets.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2011 (amounts in thousands):

	Value	Percentage
Core Bond Fund	$177,837	0.8%
Core Plus Bond Fund	11,028	0.5
High Yield Fund	50,260	0.5
Mortgage-Backed Securities Fund	22,838	0.8

C. Derivatives — Core Plus Bond Fund and High Yield Fund use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Core Plus Bond Fund and High Yield Fund also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’ counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

Notes C.(1). — C.(3). below describe the various derivatives used by the Funds.

(1). Futures — Core Plus Bond Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. Core Plus Bond Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

(2). Swaps — Core Plus Bond Fund and High Yield Fund engage in various swap transactions, including credit default swaps, to manage credit risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows or assets, at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Core Plus Bond Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMCB, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Fund’s Statements of Assets and Liabilities and are disclosed in the table below.

The Core Plus Bond Fund’s swap contracts and collateral posted or received by counterparty as of August 31, 2011 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Core Plus Bond Fund	Collateral Received
		Credit Suisse International	$343	$(541)
		Morgan Stanley Capital Services	343	(540)

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represent some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

(3). Forward Foreign Currency Exchange Contracts

Core Plus Bond Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	247

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2011, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$5	$—	$—
Foreign exchange contracts	Receivables	—	30	—
Credit contracts	Receivables	—	—	686

Total		$5	$30	$686

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(5)	$—	$—
Foreign Exchange contracts	Payables	—	(23)	—
Credit contracts	Payables	—	—	(205)

Total		$(5)	$(23)	$(205)

High Yield Fund

Derivative Contract	Statement of Assets and Liabilities Location
Liabilities:		Swaps
Credit contracts	Payables	$(138)

Total		$(138)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2011, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$138	$—	$—	$138
Foreign exchange contracts	—	23	—	23
Credit contracts	—	—	(338)	(338)

Total	$138	$23	$(338)	$(177)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1)	$—	$—	$(1)
Foreign exchange contracts	—	(13)	—	(13)
Credit contracts	—	—	1,861	1,861

Total	$(1)	$(13)	$1,861	$1,847

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

High Yield Fund

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Swaps	Total
Credit contracts	$177	$177

Total	$177	$177

The Funds’ derivatives contracts held at August 31, 2011 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

Derivatives Volume

The table below discloses the volume of the Funds’ futures, foreign currency contract and swap activities during the six months ended August 31, 2011 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivatives-related gains and losses associated with volume activity.

	Core Plus Bond Fund		High Yield Fund
Futures Contracts:
Average Notional Balance Long	$2,677		$—
Average Notional Balance Short	474		—
Ending Notional Balance Long	4,511		—
Ending Notional Balance Short	1,197		—

Forward Foreign Currency Exchange Contracts
Average Settlement Value Purchased	1,219		—
Average Settlement Value Sold	1,546		—
Ending Settlement Value Purchased	1,087		—
Ending Settlement Value Sold	1,535		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	31,750	*	—
Average Notional Balance — Sell Protection	1,000		5,000	**
Ending Notional Balance — Buy Protection	28,000		—
Ending Notional Balance — Sell Protection	1,000		5,000

*	Average for the period May 1, 2011 through August 31, 2011
**	Average for the period August 1, 2011 through August 31, 2011

D. Loan Participations and Assignments — Core Plus Bond Fund and High Yield Fund invest in loan participations and assignments of all or a portion of the loans. When the Funds purchase a loan participation, the Funds typically enter into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Funds have direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Funds’ rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). Although certain loan assignments or participations are secured by collateral, the Funds could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments and participations are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and participations and certain loan assignments and participations which were liquid, when purchased, may become illiquid.

E. Unfunded Commitments — Core Plus Bond Fund and High Yield Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments and participations to settle on future dates as part of their normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	249

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

At August 31, 2011, the High Yield Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

High Yield Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Commitment
Security Description					Amount	Value
Reynolds Group Holdings, Inc.	Term Loan C	8/9/18	5.250%	5.250%	$13,340	$12,910

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. Securities Lending — Each Fund (except Short Term Bond Fund II) may lend securities to brokers, approved by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), in order to generate additional income. JPMorgan Chase Bank N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent for the Funds pursuant to an Amended and Restated Securities Lending Agreement effective February 9, 2010 (“JPMCB Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

For the six months ended August 31, 2011, the Funds earned the following amounts from the investment of cash collateral, prior to rebates or fees, from an investment in an affiliated fund as described below (amounts in thousands):

High Yield Fund	$1
Short Duration Bond Fund	1

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. dollar-denominated securities, plus accrued interest, and 105% of the value of loaned non-dollar-denominated securities, plus accrued interest. The JPMCB Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% and 105% of the value of loaned U.S. dollar-denominated and non-dollar denominated securities, respectively, subject to certain de minimis guidelines.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed in the SOIs. At August 31, 2011, the value of outstanding securities on loan and the value of Collateral Investments were as follows (amount in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total Value of Collateral Instruments
Short Duration Bond Fund	$2,099	$2,141	$2,141

High Yield Fund did not have any securities out on loan at August 31, 2011.

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, JPMCB has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Advisor waived fees associated with the Funds’ investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

High Yield Fund	$1
Short Duration Bond Fund	1

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Funds’ investment in such fund. A portion of the waiver is voluntary.

Under the JPMCB Securities Lending Agreement, JPMCB is entitled to a fee, paid monthly in arrears equal to: (i) 0.03% of the average dollar value of the loans of U.S. dollar-denominated securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-dollar denominated securities outstanding during a given month.

The Funds incurred lending agent fees to JPMCB as follows for the six months ended August 31, 2011 (amounts in thousands):

Lending Agent Fee Incurred
High Yield Fund	$—	(a)
Short Duration Bond Fund	—	(a)

(a)	Amount rounds to less than $1,000.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

I. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

M. Equalization — Short Term Bond Fund II uses the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	251

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

N. Redemption Fees — Prior to May 2, 2011, shares of the High Yield Fund held for less than 60 days were generally subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees were paid directly to the High Yield Fund and were credited to paid in capital. Effective May 2, 2011, shares of the High Yield Fund were no longer subject to a redemption fee regardless of how long such shares have been held.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIM supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Term Bond Fund II	0.25
Treasury & Agency Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.09% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.G.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C, Class M and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Class M	Class R2
0.25%	0.75%	0.75%	0.35%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A and Class M Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of the Short Duration Bond Fund) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2011, the Distributor retained the following (amounts in thousands):

	Front-end Sales Charge
Core Bond Fund	$472
Core Plus Bond Fund	153
Government Bond Fund	32
High Yield Fund	116
Mortgage-Backed Securities Fund	25
Short Duration Bond Fund	7
Short Term Bond Fund II	—	(a)
Treasury & Agency Fund	2

(a)	Amount rounds to less than $1,000.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	n/a	0.25	0.05	n/a	0.25
Mortgage-Backed Securities Fund	0.25	n/a	n/a	n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.25
Short Term Bond Fund II	0.25	n/a	n/a	0.25%	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	0.25	n/a	n/a	n/a	n/a	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Core Plus Bond Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral Management fees on the Statement of Operations.

G. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M	Class R2	Class R5	Class R6	Institutional Class	Select Class
Core Bond Fund	0.75%	1.40%	1.40%	n/a	1.00%	0.45%	0.40%	n/a	0.58%
Core Plus Bond Fund	0.75	1.40	1.40	n/a	1.15	n/a	0.40	0.49%	0.65
Government Bond Fund	0.75	1.48	1.48	n/a	1.00	n/a	n/a	n/a	0.48
High Yield Fund	1.15	1.80	1.80	n/a	1.40	0.86	0.81	n/a	0.90
Mortgage-Backed Securities Fund	0.65	n/a	n/a	n/a	n/a	n/a	0.25	n/a	0.40
Short Duration Bond Fund	0.80	1.30	1.30	n/a	n/a	n/a	0.30	n/a	0.55
Short Term Bond Fund II	0.75	n/a	n/a	1.00%	n/a	n/a	n/a	n/a	0.50
Treasury & Agency Fund	0.70	1.20	n/a	n/a	n/a	n/a	n/a	n/a	0.45

Prior to July 1, 2011 the contractual expense limitation for Core Plus Bond Fund was 1.17% for Class R2 Shares.

Prior to July 1, 2011 the contractual expense limitation for Government Bond Fund was 0.55% for Select Class Shares.

Except as noted above, the contractual expense limitation agreements were in effect for the six months ended August 31, 2011. The contractual expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Government Bond Fund’s service providers have voluntarily waived fees during the six months ended August 31, 2011. However, the Government Bond Fund’s service providers are under no obligation to do so and may discontinue such waivers at any time.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	253

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

For the six months ended August 31, 2011, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Core Bond Fund	$7,312	$—	$7,382	$14,694
Core Plus Bond Fund	224	403	257	884
Government Bond Fund	—	216	1,357	1,573
High Yield Fund	—	423	6,906	7,329
Mortgage-Backed Securities Fund	2,479	283	456	3,218
Short Duration Bond Fund	2,430	662	—	3,092
Short Term Bond Fund II	59	—	47	106
Treasury & Agency Fund	—	3	537	540

	Voluntary Waivers
	Administration	Shareholder Servicing	Total
Government Bond Fund	$83	$78	$161

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in the money market funds for the six months ended August 31, 2011 were as follows (excluding the reimbursement disclosed in Note 2.G. regarding cash collateral for securities lending invested in the JPMorgan Prime Money Market Fund) (amounts in thousands):

Core Bond Fund	$591
Core Plus Bond Fund	103
Government Bond Fund	38
High Yield Fund	337
Mortgage-Backed Securities Fund	72
Short Duration Bond Fund	208
Short Term Bond Fund II	1
Treasury & Agency Fund	5

H. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officers’ fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2011, the Core Plus Bond Fund incurred $300 in brokerage commissions with brokers/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

4. Investment Transactions

During the six months ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$3,023,295	$1,322,383	$622,430	$696,877
Core Plus Bond Fund	323,486	231,280	24,073	30,320
Government Bond Fund	6,442	65,167	—	70,016
High Yield Fund	2,853,685	2,174,690	—	—
Mortgage-Backed Securities Fund	618,780	222,704	6,049	11,930
Short Duration Bond Fund	1,224,812	1,250,494	834,715	1,187,164
Short Term Bond Fund II	4,914	7,330	6,692	12,640
Treasury & Agency Fund	—	20,546	92,216	145,655

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$20,362,439	$1,353,801	$107,325	$1,246,476
Core Plus Bond Fund	1,983,084	127,611	51,132	76,479
Government Bond Fund	1,215,936	167,828	2,772	165,056
High Yield Fund	9,730,374	353,588	472,119	(118,531)
Mortgage-Backed Securities Fund	2,639,382	156,290	26,744	129,546
Short Duration Bond Fund	9,523,995	192,886	24,963	167,923
Short Term Bond Fund II	74,125	1,477	171	1,306
Treasury & Agency Fund	386,553	12,094	—	12,094

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	255

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for High Yield Fund, Short Duration Fund and Treasury & Agency Fund.

In addition J.P. Morgan Investor Funds, which are affiliated funds and funds of funds, own, in the aggregate more than 10% of the net assets of the Funds as follows:

J.P. Morgan Investor Funds
Core Plus Bond Fund	44.95%
Government Bond Fund	21.82

Additionally, Core Bond Fund and Short Term Bond Fund II each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The High Yield Fund and to a lesser extent, the Core Plus Bond Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. The High Yield Fund invests at least 80% of its net assets plus the amount of borrowings for investment purposes in such investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ (except High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Core Plus Bond Fund and High Yield Fund are party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (ISDA agreements). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (e.g. decline in a counterparty’s credit rating below a specified level). Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (the “SEC Order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations into market timing of certain One Group mutual funds advised by BOIA. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settlement, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland. The plaintiffs filed consolidated amended complaints, naming as defendants, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. On October 25, 2010, the court approved a settlement resolving all remaining claims in the litigation in Maryland.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

As noted above, the NYAG settlement required BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement required that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates were referred to as “Reduced Rates.” The Reduced Rates were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.
9. Transfers-In-Kind

During the year ended February 28, 2011, certain shareholders of Short Duration Bond Fund purchased Class R6 Shares and the Short Duration Bond Fund received portfolio securities primarily by means of a subscription-in-kind for Class R6 Shares of the Short Duration Bond Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

	Date	Value	Type
Short Duration Bond Fund	07/28/10	$11,698	Subscription in-kind

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	257

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During, March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$1,049.80	$3.86	0.75%
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class B
Actual	1,000.00	1,046.30	7.20	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class C
Actual	1,000.00	1,046.90	7.20	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class R2
Actual	1,000.00	1,048.50	5.15	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00
Class R5
Actual	1,000.00	1,051.40	2.32	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Class R6
Actual	1,000.00	1,051.60	2.06	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40
Select Class
Actual	1,000.00	1,050.70	2.99	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58

Core Plus Bond Fund
Class A
Actual	1,000.00	1,029.20	3.77	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During, March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class B
Actual	$1,000.00	$1,024.30	$7.07	1.39%
Hypothetical	1,000.00	1,018.15	7.05	1.39
Class C
Actual	1,000.00	1,024.40	7.07	1.39
Hypothetical	1,000.00	1,018.15	7.05	1.39
Class R2
Actual	1,000.00	1,026.10	5.81	1.14
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class R6
Actual	1,000.00	1,030.90	1.99	0.39
Hypothetical	1,000.00	1,023.18	1.98	0.39
Institutional Class
Actual	1,000.00	1,029.30	2.45	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48
Select Class
Actual	1,000.00	1,029.60	3.27	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64

Government Bond Fund
Class A
Actual	1,000.00	1,081.10	3.92	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class B
Actual	1,000.00	1,078.10	7.73	1.48
Hypothetical	1,000.00	1,017.70	7.51	1.48
Class C
Actual	1,000.00	1,077.20	7.73	1.48
Hypothetical	1,000.00	1,017.70	7.51	1.48
Class R2
Actual	1,000.00	1,080.70	5.23	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00
Select Class
Actual	1,000.00	1,083.50	2.51	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48

High Yield Fund
Class A
Actual	1,000.00	964.20	5.68	1.15
Hypothetical	1,000.00	1,019.36	5.84	1.15
Class B
Actual	1,000.00	960.10	8.87	1.80
Hypothetical	1,000.00	1,016.09	9.12	1.80
Class C
Actual	1,000.00	959.90	8.87	1.80
Hypothetical	1,000.00	1,016.09	9.12	1.80
Class R2
Actual	1,000.00	963.10	6.91	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class R5
Actual	1,000.00	965.70	4.25	0.86
Hypothetical	1,000.00	1,020.81	4.37	0.86
Class R6
Actual	1,000.00	966.00	4.00	0.81
Hypothetical	1,000.00	1,021.06	4.12	0.81

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	259

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During, March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
High Yield Fund (continued)
Select Class
Actual	$1,000.00	$964.30	$4.44	0.90%
Hypothetical	1,000.00	1,020.61	4.57	0.90

Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,037.60	3.33	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class R6
Actual	1,000.00	1,039.50	1.23	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24
Select Class
Actual	1,000.00	1,038.80	2.00	0.39
Hypothetical	1,000.00	1,023.18	1.98	0.39

Short Duration Bond Fund
Class A
Actual	1,000.00	1,012.70	4.05	0.80
Hypothetical	1,000.00	1,021.11	4.06	0.80
Class B
Actual	1,000.00	1,010.00	6.57	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30
Class C
Actual	1,000.00	1,009.90	6.57	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30
Class R6
Actual	1,000.00	1,014.40	1.52	0.30
Hypothetical	1,000.00	1,023.63	1.53	0.30
Select Class
Actual	1,000.00	1,013.90	2.78	0.55
Hypothetical	1,000.00	1,022.37	2.80	0.55

Short Term Bond Fund II
Class A
Actual	1,000.00	1,010.10	3.79	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class M
Actual	1,000.00	1,010.00	5.05	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00
Select Class
Actual	1,000.00	1,012.60	2.53	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50

Treasury & Agency Fund
Class A
Actual	1,000.00	1,018.80	3.55	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70
Class B
Actual	1,000.00	1,016.40	6.08	1.20
Hypothetical	1,000.00	1,019.10	6.09	1.20
Select Class
Actual	1,000.00	1,020.00	2.28	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of the Funds in connection with the Board’s review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	261

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, securities lending, and other related services. The Trustees also considered that the Funds are not currently engaged in securities lending.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The

Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, and Treasury & Agency Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Short Term Bond Fund II had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis that was done by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance was in the first quintile for both Class A and Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees also noted that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Core Plus Bond Fund’s performance was in the first, second and second quintiles for Class A and in the first, first and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Government Bond Fund’s performance was in the second, second and first quintiles for Class A and in the second, first and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the High Yield Fund’s performance was in the second, first and first quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance was in the second, first and first quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Short Duration Bond Fund’s performance was in the second quintile for each period for Class A shares and in the second, second and first quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively. The Trustees also noted that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Short Term Bond Fund II’s performance was in the third, fifth and fifth quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. However, they requested the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the fixed income subcommittee at each of their regular meetings over the course of the next year.

The Trustees noted that the Treasury & Agency Fund’s performance was in the third quintile for Class A shares and in the second quintile for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	263

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select shares were in the first and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Government Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of their respective Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the High Yield Fund’s net advisory fee for both Class A and Select Class shares was in the fifth quintile and that the actual total expenses for Class A and Select shares were in the fourth quintile, respectively, of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for Class A and Select Class shares were in the first quintile of their respective Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee for Class A and Select Class shares was in the second quintile and that the actual total expenses for both Class A and Select Class shares were in the second and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Short Term Bond Fund II’s net advisory fee for Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class shares were in the first and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Treasury & Agency Fund’s net advisory fee and the actual total expenses for both Class A and Select Class shares were in the third and first quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. August 2011.	SAN-INC2-811

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2011 (Unaudited)

JPMorgan Limited Duration Bond Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 23, 2011 (Unaudited)

Dear Shareholder:

For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.

As we enter the last quarter of 2011, concerns about softening economic data and the deteriorating debt situation in Europe continue to persist. Although we are encouraged that corporate earnings and industrial production have continued to grow, the markets suggest that investors still lack confidence in both the U.S. and Europe’s ability to address their respective economic and debt issues.

“For many investors, the main concern appears to be whether the market volatility witnessed this summer will continue into the winter.”

Investors flee stocks as global growth concerns mount

Concerns about the U.S. debt ceiling crisis, the credit downgrade of U.S.-issued debt, softer economic data and contagion from the European debt crisis triggered heightened volatility and a significant market downturn. In early August, all three major U.S. stock indices experienced their worst one-day performance since December 1, 2008, while the S&P 500 Index posted its worst weekly decline since March 2009 and fell 5.4% in the month of August. As of the end of the six-month reporting period ended August 31, 2011, the S&P 500 Index was at a level of 1,219, a decrease of 7.2% from six months earlier.

U.S. Treasuries rally as growth concerns fuel equity sell-off

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities, as concerns about global economic growth and the Euro zone’s debt problems fueled a heavy rotation out of stocks and into U.S. Treasury securities. At one point, 10-year U.S. Treasury yields dipped below 2.2%, its lowest level since 1950. The yield on the 10-year U.S. Treasury declined from 3.4% to 2.2% as of the end of the six-month reporting period ended August 31, 2011, while the yield on the 2-year Treasury dipped from 0.7% to 0.2%. Meanwhile, the yield on the 30-year U.S. Treasury bond also fell from 4.5% to 3.6% as of the end of the same period.

The European debt crisis — how deep?

The seemingly interminable European sovereign debt crisis continues to impact global markets. Both European governments and the European Central Bank (ECB) have made attempts to calm financial markets with low-interest loans to Greece and limited ECB purchases of sovereign debt. However, many investors remain skeptical about the rescue attempts and concerns about the crisis persist and will likely continue to contribute to market volatility.

As always, we encourage investors to be mindful of the impact of continued market uncertainty and unexpected risks on the economy by taking a balanced and diversified approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	1

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.55%
Barclays Capital 1–3 Year U.S. Government/Credit Bond Index	1.35%

Net Assets as of 8/31/2011 (In Thousands)	$421,848
Duration as of 8/31/2011	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

HOW DID THE MARKET PERFORM?

The housing market has not returned to normal conditions since the subprime crisis began in 2007. Delinquencies remain elevated compared to historical levels and a lack of liquidity persists, which has kept housing prices depressed. Government Sponsored Entities Freddie Mac and Fannie Mae remain in conservatorship and have become the primary source of housing finance in the U.S.

In an attempt to reduce mortgage interest rates, increase refinancing and add liquidity to the mortgage market, the Federal Reserve has become one of the largest investors in agency mortgage-backed securities. While mortgage interest rates have decreased and the liquidity in the mortgage market has improved, increased refinancing has yet to materialize due to large declines in home ownership equity and the inability of borrowers to qualify for refinancing under stricter credit underwriting guidelines. As a result, the federal government has continued to implement measures to stimulate home purchases and refinancing, which has distorted the analysis and valuation of mortgage-backed securities. Meanwhile, the issuance of non-agency mortgage-backed securities, which has declined sharply since 2008, remained extremely low. These factors individually and on the whole contributed to the inability of these markets to return to a level of “normalcy”.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund invested primarily in floating rate mortgage and asset backed securities in an attempt to generate increased returns while minimizing its sensitivity to changes in interest rates. During the reporting period, the Fund’s duration was kept between one to two years (duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates), while the weighted average life of the portfolio fluctuated between 3.7 and 4.2 years.

The Fund’s underperformance of the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index was due, in part, to its underweight of U.S. Treasuries, which performed strongly during the six months ended August 31, 2011. The Fund’s underweight of the credit sector (corporate and non-corporate securities, such as foreign agency and sovereign debt) also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund continued to invest its assets in mortgage- and asset-backed securities, which the Fund’s portfolio managers believed offered attractive investment opportunities with relatively higher yield. During the reporting period, the Fund’s portfolio managers used a money market fund to maintain a high degree of liquidity for the Fund.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	56.8%
Mortgage Pass-Through Securities	17.3
Asset-Backed Securities	12.9
Commercial Mortgage-Backed Securities	3.9
Corporate Bonds	0.4
Short-Term Investment	8.7

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2011. The Fund’s composition is subject to change.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/10/93
Without Sales Charge		0.42%	3.90%	2.91%	2.90%
With Sales Charge**		(1.86)	1.59	2.45	2.67
CLASS B SHARES	1/14/94
Without CDSC		0.17	3.41	2.40	2.59
With CDSC***		(2.83)	0.41	2.40	2.59
CLASS C SHARES	11/1/01	0.18	3.44	2.40	2.39
CLASS R6 SHARES	2/22/05	0.67	4.38	3.38	3.31
SELECT CLASS SHARES	2/2/93	0.55	4.15	3.17	3.16

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/01 TO 8/31/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class C, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Limited Duration Bond Fund, the Barclay’s Capital 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2001 to August 31, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. The Fund’s Lipper Index changed to Lipper Short U.S. Government Funds Index because Lipper recategorized the Fund. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	3

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 12.9%
2,912	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.460%, 01/25/34	2,315
1,114	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,116
	AmeriCredit Automobile Receivables Trust,
2,790	Series 2011-1, Class A3, 1.390%, 09/08/15	2,807
1,935	Series 2011-3, Class A3, 1.170%, 01/08/16	1,940
2,043	Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.493%, 08/25/33	1,717
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.798%, 07/25/32	67
1,443	Series 2002-BC6, Class M1, VAR, 1.343%, 08/25/32	932
4,172	Series 2002-BC9, Class M1, VAR, 1.868%, 12/25/32	3,044
	Amresco Residential Securities Mortgage Loan Trust,
286	Series 1997-2, Class M1A, VAR, 0.773%, 06/25/27	262
1,280	Series 1998-1, Class M1A, VAR, 0.863%, 01/25/28	1,017
1,464	Series 1998-3, Class M1A, VAR, 0.848%, 09/25/28	1,086
1,434	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 2.832%, 12/15/33	1,177
	Bear Stearns Asset Backed Securities Trust,
2,519	Series 2003-SD1, Class A, VAR, 0.668%, 12/25/33	2,167
9,348	Series 2005-CL1, Class M1, VAR, 0.848%, 09/25/34 (f) (i)	748
2,860	Series 2005-HE1, Class M2, VAR, 1.050%, 01/25/35	2,088
1,025	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.318%, 05/25/37	850
398	Centex Home Equity, Series 2002-A, Class MV1, VAR, 1.068%, 01/25/32	223
1,500	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	1,515
	Countrywide Asset-Backed Certificates,
207	Series 2002-1, Class A, VAR, 0.778%, 08/25/32	125
189	Series 2002-BC1, Class A, VAR, 0.878%, 04/25/32	101
235	Series 2002-BC2, Class A, VAR, 0.758%, 04/25/32	118
61	Series 2003-BC2, Class 2A1, VAR, 0.818%, 06/25/33	46

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,131	Series 2003-BC5, Class M1, VAR, 1.268%, 09/25/33	880
564	Series 2004-2, Class M4, VAR, 1.718%, 03/25/34	143
569	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	459
	Countrywide Home Equity Loan Trust,
1,456	Series 2004-A, Class A, VAR, 0.427%, 04/15/30	1,079
996	Series 2005-E, Class 2A, VAR, 0.427%, 11/15/35	597
4,244	Series 2005-M, Class A1, VAR, 0.447%, 02/15/36	2,074
	First Franklin Mortgage Loan Asset Backed Certificates,
209	Series 2002-FF1, Class M1, VAR, 1.268%, 04/25/32	129
1,427	Series 2002-FF4, Class M1, VAR, 1.793%, 02/25/33	487
633	Series 2003-FFH1, Class M2, VAR, 2.843%, 09/25/33	84
703	Series 2004-FF8, Class M4, VAR, 1.288%, 10/25/34	71
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.698%, 09/25/35	772
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.708%, 07/25/35	2,172
621	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.387%, 09/15/30	320
1,500	Harley-Davidson Motorcycle Trust, Series 2009-2, Class A4, 3.320%, 02/15/17	1,530
401	Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 0.858%, 12/25/24	225
74	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	73
373	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.268%, 02/25/34	282
	Morgan Stanley ABS Capital I,
2,460	Series 2003-NC6, Class M1, VAR, 1.418%, 06/25/33	2,102
7,500	Series 2005-WMC4, Class M5, VAR, 0.868%, 04/25/35	4,350
318	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.618%, 11/25/33	209
1,307	Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 1.118%, 07/25/32	1,139

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
	Park Place Securities, Inc.,
3,075	Series 2004-WHQ2, Class M2, VAR, 0.848%, 02/25/35	2,377
2,500	Series 2005-WHQ3, Class M2, VAR, 0.668%, 06/25/35	1,713
452	Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, VAR, 0.898%, 03/25/33	308
	Residential Asset Securities Corp.,
586	Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	134
240	Series 2005-EMX4, Class A2, VAR, 0.478%, 11/25/35	236
	Residential Funding Mortgage Securities II, Inc.,
662	Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	626
690	Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	655
175	Series 2003-HS1, Class AII, VAR, 0.508%, 12/25/32	130
3,175	Santander Drive Auto Receivables Trust, Series 2010-1, Class A3, 1.840%, 11/17/14	3,200
168	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.918%, 04/25/33	135
178	Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 0.508%, 01/25/33	130

	Total Asset-Backed Securities (Cost $81,846)	54,282

Collateralized Mortgage Obligations — 56.8%
	Agency CMO — 33.3%
937	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.711%, 10/25/22	177
	Federal Home Loan Mortgage Corp. REMICS,
24	Series 1071, Class F, VAR, 1.200%, 04/15/21	24
35	Series 1343, Class LA, 8.000%, 08/15/22	42
29	Series 1370, Class JA, VAR, 1.400%, 09/15/22	29
25	Series 1379, Class W, VAR, 1.870%, 10/15/22	26
7	Series 1508, Class KA, VAR, 1.938%, 05/15/23	7
19	Series 1607, Class SA, IF, 19.910%, 10/15/13	21
463	Series 1689, Class M, PO, 03/15/24	421
191	Series 1771, Class PK, 8.000%, 02/15/25	225
362	Series 1974, Class ZA, 7.000%, 07/15/27	420
64	Series 1981, Class Z, 6.000%, 05/15/27	70
1	Series 2006, Class I, IO, 8.000%, 10/15/12	—	(h)
250	Series 2033, Class PR, PO, 03/15/24	231

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
36		Series 2261, Class ZY, 7.500%, 10/15/30	43
14		Series 2289, Class NA, VAR, 11.668%, 05/15/20	15
130		Series 2338, Class FN, VAR, 0.707%, 08/15/28	131
250		Series 2416, Class SA, IF, 15.194%, 02/15/32	330
191		Series 2416, Class SH, IF, 15.580%, 02/17/32	268
60		Series 2477, Class FZ, VAR, 0.757%, 06/15/31	60
2,798		Series 2649, Class FK, VAR, 0.757%, 07/15/33 (m)	2,759
1,107		Series 2661, Class FG, VAR, 0.657%, 03/15/17	1,109
1,636		Series 3085, Class VS, HB, IF, 27.891%, 12/15/35	2,557
3,049		Series 3300, Class FA, VAR, 0.507%, 08/15/35 (m)	3,040
8,552		Series 3737, Class DG, 5.000%, 10/15/30	9,410
9,683		Series 3832, Class PL, 5.000%, 08/15/39	10,584
5,787		Series 3841, Class JF, 0.607%, 10/15/38	5,778
19,791		Series 3860, Class FP, 0.607%, 06/15/40	19,738
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
104		Series T-51, Class 1APO, PO, 09/25/42	88
1,521		Series T-54, Class 4A, VAR, 3.572%, 02/25/43	1,575
		Federal National Mortgage Association Grantor Trust,
766		Series 2001-T8, Class A1, 7.500%, 07/25/41	857
2,092		Series 2002-T6, Class A4, VAR, 3.573%, 03/25/41	2,173
		Federal National Mortgage Association Interest STRIPS,
2,308		Series 343, Class 23, IO, 4.000%, 10/01/18	208
3,278		Series 343, Class 27, IO, 4.500%, 01/01/19	295
		Federal National Mortgage Association REMICS,
35		Series 1988-15, Class B, VAR, 0.800%, 06/25/18	35
5		Series 1989-77, Class J, 8.750%, 11/25/19	6
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
109		Series 1990-64, Class Z, 10.000%, 06/25/20	129
240		Series 1990-145, Class A, VAR, 1.198%, 12/25/20 (m)	242
142		Series 1991-142, Class PL, 8.000%, 10/25/21	165
158		Series 1991-156, Class F, VAR, 1.550%, 11/25/21	162
—	(h)	Series 1992-91, Class SQ, HB, IF , 9,260.000%, 05/25/22	91
317		Series 1992-112, Class GB, 7.000%, 07/25/22	360
8		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	5

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
123	Series 1992-200, Class FK, VAR, 2.638%, 11/25/22	128
139	Series 1993-27, Class S, IF, 9.376%, 02/25/23	162
276	Series 1993-110, Class H, 6.500%, 05/25/23	319
32	Series 1993-119, Class H, 6.500%, 07/25/23	36
269	Series 1993-146, Class E, PO, 05/25/23	246
122	Series 1993-165, Class FH, VAR, 1.400%, 09/25/23	125
583	Series 1993-179, Class FM, VAR, 2.588%, 10/25/23	609
75	Series 1997-74, Class E, 7.500%, 10/20/27	87
1,319	Series 2001-9, Class F, VAR, 0.460%, 02/17/31	1,319
380	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	85
1,683	Series 2002-77, Class FY, VAR, 0.618%, 12/25/17	1,689
2,808	Series 2003-17, Class FN, VAR, 0.518%, 03/25/18 (m)	2,810
124	Series 2003-21, Class FK, VAR, 0.618%, 03/25/33	124
1,847	Series 2003-34, Class BS, IF, IO, 7.432%, 05/25/22	78
44	Series 2003-60, Class SA, IF, IO, 7.432%, 07/25/21	—	(h)
83	Series 2003-60, Class SB, IF, IO, 7.432%, 07/25/21	1
2,304	Series 2004-17, Class BF, VAR, 0.568%, 01/25/34	2,300
4,466	Series 2006-3, Class SB, IF, IO, 6.482%, 07/25/35	705
17,257	Series 2006-124, Class FC, VAR, 0.568%, 01/25/37	17,154
1,303	Series 2007-2, Class FA, VAR, 0.418%, 02/25/37	1,296
20,390	Series 2010-42, Class PD, 4.500%, 07/25/39	21,614
87	Series G92-44, Class ZQ, 8.000%, 07/25/22	99
1,469	Series G94-9, Class PJ, 6.500%, 08/17/24	1,678
	Federal National Mortgage Association Whole Loan,
469	Series 2003-W1, Class 2A, VAR, 7.181%, 12/25/42	556
2,603	Series 2003-W15, Class 3A, VAR, 4.038%, 12/25/42 (m)	2,747
2,424	Series 2003-W4, Class 5A, VAR, 3.626%, 10/25/42 (m)	2,587
368	Series 2004-W2, Class 1A3F, VAR, 0.568%, 02/25/44	365

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,225	Series 2004-W2, Class 4A, VAR, 3.506%, 02/25/44	1,303
2,534	Series 2009-W1, Class A, 6.000%, 12/25/49	2,843
	Government National Mortgage Association,
971	Series 1999-27, Class ZA, 7.500%, 04/17/29	1,053
25	Series 2000-35, Class F, VAR, 0.758%, 12/16/25	25
616	Series 2002-31, Class FC, VAR, 0.469%, 09/26/21	615
1,827	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	122
24,161	Series 2003-59, Class XA, IO, VAR, 1.362%, 06/16/34	894
9,688	Series 2010-166, Class GP, 3.000%, 04/20/39	10,183
892	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.600%, 10/29/20	903

		140,763

	Non-Agency CMO — 23.5%
2,107	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	2,103
	Banc of America Funding Corp.,
1,568	Series 2005-E, Class 5A1, VAR, 5.017%, 05/20/35	1,436
2,164	Series 2006-1, Class 2A1, 5.500%, 01/25/36	2,060
	Banc of America Mortgage Securities, Inc.,
44	Series 2003-5, Class 2A8, VAR, 0.668%, 07/25/18	39
2,524	Series 2004-D, Class 2A2, VAR, 2.882%, 05/25/34	2,238
1,542	Series 2005-10, Class 1A13, 5.500%, 11/25/35	1,476
1,691	Series 2005-A, Class 3A1, VAR, 4.946%, 02/25/35	1,453
876	Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 0.888%, 11/25/34	399
587	Chase Mortgage Finance Corp., Series 2003-S7, Class A4, VAR, 0.618%, 08/25/18	541
109	Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 2.044%, 11/25/18	105
31	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	30
	Countrywide Alternative Loan Trust,
1,635	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	1,652
1,899	Series 2004-33, Class 3A3, VAR, 2.679%, 12/25/34	1,017

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,019	Series 2004-J4, Class 1A6, SUB, 4.900%, 06/25/34	1,029
	Countrywide Home Loan Mortgage Pass-Through Trust,
857	Series 2002-38, Class A1, 5.000%, 02/25/18	866
1,046	Series 2003-21, Class A1, VAR, 2.799%, 05/25/33	994
554	Series 2004-HYB8, Class 1A1, VAR, 0.563%, 01/20/35	416
748	Series 2005-1, Class 1A2, VAR, 0.568%, 03/25/35	130
2,408	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24, Class 2A4, VAR, 2.628%, 10/25/33	1,948
	CS First Boston Mortgage Securities Corp.,
13	Series 2002-AR2, Class 1B2, VAR, 3.704%, 02/25/32	1
1,828	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,835
1,073	Series 2004-AR3, Class 6M1, VAR, 1.318%, 04/25/34	978
885	Series 2005-5, Class 1A1, 5.000%, 07/25/20	884
1,654	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.714%, 02/25/20	1,685
	First Horizon Alternative Mortgage Securities,
117	Series 2005-AA7, Class 1A2, VAR, 2.271%, 09/25/35	1
1,380	Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	1,274
	First Horizon Asset Securities, Inc.,
2,022	Series 2004-AR6, Class 2A1, VAR, 2.758%, 12/25/34	1,811
463	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	435
950	Series 2005-6, Class 1A1, 5.500%, 11/25/35	936
	First Republic Mortgage Loan Trust,
133	Series 2000-FRB1, Class B1, VAR, 0.718%, 06/25/30	91
694	Series 2000-FRB2, Class A1, VAR, 0.707%, 11/15/30	616
4,652	GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	4,765
3,181	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	3,223
	Impac CMB Trust,
1,304	Series 2004-3, Class 3A, VAR, 0.538%, 03/25/34	1,139

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
597	Series 2004-6, Class 1A2, VAR, 0.998%, 10/25/34	507
2,370	Series 2005-5, Class A1, VAR, 0.858%, 08/25/35	1,655
2,078	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 5.351%, 03/25/37	1,383
	JPMorgan Mortgage Trust,
429	Series 2003-A1, Class 1A1, VAR, 2.082%, 10/25/33	411
558	Series 2005-A2, Class 5A1, VAR, 4.299%, 04/25/35	546
	MASTR Adjustable Rate Mortgages Trust,
1,993	Series 2003-5, Class 5A1, VAR, 2.565%, 10/25/33	1,995
150	Series 2004-7, Class 6A1, VAR, 0.658%, 08/25/34	145
1,438	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	1,349
3,220	Series 2004-13, Class 3A7B, VAR, 2.180%, 11/21/34	2,808
399	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.618%, 02/25/33	360
	Mellon Residential Funding Corp.,
1,089	Series 2001-TBC1, Class B1, VAR, 1.087%, 11/15/31	754
252	Series 2002-TBC1, Class B1, VAR, 1.207%, 09/15/30	192
126	Series 2002-TBC1, Class B2, VAR, 1.607%, 09/15/30	93
730	Series 2002-TBC2, Class B1, VAR, 1.057%, 08/15/32	552
195	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	219
	MLCC Mortgage Investors, Inc.,
1,101	Series 2004-1, Class 2A3, VAR, 2.138%, 12/25/34	927
1,782	Series 2004-D, Class A1, VAR, 0.548%, 08/25/29	1,553
	Morgan Stanley Dean Witter Capital I,
721	Series 2003-HYB1, Class A4, VAR, 1.795%, 03/25/33	635
533	Series 2003-HYB1, Class B1, VAR, 1.795%, 03/25/33	318
	Morgan Stanley Mortgage Loan Trust,
848	Series 2004-5AR, Class 3A3, VAR, 2.582%, 07/25/34	468

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	7

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,650	Series 2004-5AR, Class 3A5, VAR, 2.582%, 07/25/34	3,655
2,016	Series 2004-11AR, Class 1A2A, VAR, 0.528%, 01/25/35	1,641
	Nomura Asset Acceptance Corp.,
429	Series 2003-A3, Class A1, SUB, 5.000%, 08/25/33	421
148	Series 2004-AR1, Class 5A1, VAR, 0.978%, 08/25/34	112
2,230	Series 2004-R3, Class AF, VAR, 0.668%, 02/25/35 (e)	1,850
62	Series 2005-AR1, Class 2A1, VAR, 0.498%, 02/25/35	58
2,136	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 7.092%, 10/25/32	2,115
1,280	Residential Accredit Loans, Inc., Series 2003-QS16, Class A1, 5.000%, 08/25/18	1,300
	Residential Funding Mortgage Securities I,
1,782	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,737
4,500	Series 2005-SA2, Class 2A2, VAR, 3.008%, 06/25/35	3,400
1,424	Series 2006-SA4, Class 2A1, VAR, 5.626%, 11/25/36	968
8	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	9
	Sequoia Mortgage Trust,
188	Series 11, Class A, VAR, 1.113%, 12/20/32	162
353	Series 2003-3, Class A2, VAR, 1.095%, 07/20/33	289
3,141	Series 2004-11, Class A2, VAR, 0.715%, 12/20/34	2,623
	Structured Asset Mortgage Investments, Inc.,
1,774	Series 2002-AR2, Class A3, VAR, 0.712%, 07/19/32	1,425
298	Series 2004-AR1, Class 1A1, VAR, 0.562%, 03/19/34	246
	Structured Asset Securities Corp.,
838	Series 2003-8, Class 2A9, VAR, 0.718%, 04/25/33	815
1,993	Series 2003-40A, Class 4A, VAR, 2.538%, 01/25/34	1,638
	WaMu Mortgage Pass-Through Certificates,
1,687	Series 2004-AR11, Class A, VAR, 2.578%, 10/25/34	1,513
4,016	Series 2004-AR3, Class A1, VAR, 2.577%, 06/25/34	3,960
	Wells Fargo Mortgage-Backed Securities Trust,
1,280	Series 2003-7, Class A1, 4.500%, 08/25/18	1,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
700	Series 2003-F, Class A1, VAR, 4.841%, 06/25/33	685
1,759	Series 2003-K, Class 1A2, VAR, 4.443%, 11/25/33	1,718
1,590	Series 2004-2, Class A1, 5.000%, 01/25/19	1,641
715	Series 2004-H, Class A2, VAR, 2.698%, 06/25/34	622
2,313	Series 2005-16, Class A16, 5.750%, 01/25/36	2,284
1,273	Series 2005-AR16, Class 3A2, VAR, 2.758%, 10/25/35	1,175
962	Series 2006-17, Class A1, 5.500%, 11/25/21	952
2,155	Series 2007-3, Class 3A1, 5.500%, 04/25/22	2,222

		99,012

	Total Collateralized Mortgage Obligations (Cost $250,665)	239,775

Commercial Mortgage-Backed Securities — 3.9%
2,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,144
	Bayview Commercial Asset Trust,
805	Series 2004-3, Class A2, VAR, 0.638%, 01/25/35 (e)	638
2,815	Series 2005-2A, Class A2, VAR, 0.568%, 08/25/35 (e)	2,168
562	Series 2005-2A, Class M1, VAR, 0.648%, 08/25/35 (e)	329
1,632	Series 2007-2A, Class A2, VAR, 0.538%, 07/25/37 (e)	948
812	Series 2007-2A, Class M4, VAR, 0.868%, 07/25/37 (e)	119
2,472	Series 2007-3, Class A2, VAR, 0.508%, 07/25/37 (e)	1,449
3,549	DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 3.527%, 07/10/44 (e)	3,583
2,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.381%, 10/15/44	2,179
2,708	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	2,747

	Total Commercial Mortgage-Backed Securities (Cost $19,722)	16,304

Corporate Bonds — 0.4%
	Financials — 0.4%
	Capital Markets — 0.4%
6,355	Lehman Brothers Holdings, Inc., 5.884%, 02/17/15 (d) (f) (i)	1,509

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Consumer Finance — 0.0% (g)
250	SLM Corp., VAR, 5.688%, 01/31/14	240

	Total Corporate Bonds (Cost $6,570)	1,749

Mortgage Pass-Through Securities — 17.3%
	Federal Home Loan Mortgage Corp.,
122	ARM, 2.210%, 07/01/19	127
111	ARM, 2.308%, 01/01/27	117
15	ARM, 2.375%, 06/01/26 (m)	16
749	ARM, 2.377%, 01/01/23	790
42	ARM, 2.389%, 06/01/22	42
68	ARM, 2.430%, 04/01/30	72
1,236	ARM, 2.433%, 04/01/32	1,302
263	ARM, 2.443%, 12/01/27 (m)	277
324	ARM, 2.444%, 08/01/27	342
104	ARM, 2.445%, 12/01/26	109
458	ARM, 2.461%, 07/01/30 (m)	483
162	ARM, 2.484%, 07/01/28	172
272	ARM, 2.509%, 12/01/26	287
43	ARM, 2.525%, 10/01/29	44
28	ARM, 2.533%, 12/01/29	29
122	ARM, 2.540%, 02/01/23	124
59	ARM, 2.559%, 05/01/18	62
30	ARM, 2.655%, 11/01/27	30
18	ARM, 2.667%, 06/01/25	18
452	ARM, 2.702%, 01/01/23 (m)	478
74	ARM, 2.710%, 04/01/24	78
27	ARM, 2.995%, 08/01/19	28
20	ARM, 3.095%, 12/01/21	20
127	ARM, 3.403%, 01/01/30	134
35	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	40
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
11	7.500%, 05/01/28	13
51	8.500%, 07/01/28	61
25	9.000%, 02/01/25	31
	Federal National Mortgage Association,
25	ARM, 1.825%, 04/01/24	25
20	ARM, 1.879%, 06/01/18	20
78	ARM, 1.988%, 12/01/20	80
325	ARM, 1.992%, 11/01/18	337
64	ARM, 2.034%, 04/01/21	66
153	ARM, 2.057%, 07/01/20 (m)	159
1,126	ARM, 2.147%, 05/01/33	1,167
39	ARM, 2.150%, 05/01/30	39

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

53		ARM, 2.185%, 05/01/18	54
16		ARM, 2.250%, 03/01/17	16
20		ARM, 2.284%, 11/01/21	21
64		ARM, 2.347%, 11/01/23	66
13		ARM, 2.355%, 07/01/25	14
102		ARM, 2.404%, 01/01/31 (m)	107
16		ARM, 2.418%, 05/01/29	17
51		ARM, 2.450%, 05/01/31	52
66		ARM, 2.455%, 06/01/26	70
434		ARM, 2.469%, 09/01/33	460
30		ARM, 2.491%, 03/01/38	32
276		ARM, 2.567%, 08/01/26	291
828		ARM, 2.579%, 01/01/25	875
25		ARM, 2.595%, 12/01/26	27
92		ARM, 2.689%, 03/01/29	98
184		ARM, 2.847%, 09/01/19	194
106		ARM, 2.934%, 07/01/27	112
169		ARM, 3.267%, 12/01/28	170
36		ARM, 3.619%, 05/01/20	36
102		ARM, 3.985%, 03/01/15	101
94		ARM, 4.461%, 11/01/30	100
374		ARM, 4.484%, 02/01/34	395
83		ARM, 5.999%, 01/01/20	88
—	(h)	Federal National Mortgage Association, 10 Year, Single Family, 4.500%, 01/01/13	—	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
18,404		4.000%, 02/01/25	19,419
8		6.000%, 08/01/14	8
164		7.000%, 03/01/16 (m)	169
12,057		Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 10/01/23	13,226
		Federal National Mortgage Association, 30 Year, FHA/VA,
28		7.000%, 03/01/27	32
25		8.000%, 11/01/27	29
28		8.500%, 10/01/24	32
14		9.000%, 08/01/25	14
		Federal National Mortgage Association, 30 Year, Single Family,
6,146		5.000%, 12/01/39	6,737
7,417		5.500%, 08/01/40	8,116
4,488		6.000%, 04/01/39	5,014
38		7.250%, 09/01/22	44
212		7.500%, 06/01/23 - 10/01/30	244
19		8.500%, 08/01/17	20

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	9

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, Other,
37	6.500%, 04/01/16	40
61	12.000%, 11/01/30	73
	Government National Mortgage Association II, 30 Year, Single Family,
66	7.250%, 08/20/22 - 11/20/22	76
95	7.400%, 10/20/21 - 03/20/22	109
24	7.500%, 10/20/23	28
24	7.850%, 12/20/21	28
83	8.000%, 07/20/25 - 08/20/26	98
7,726	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	8,322
	Government National Mortgage Association, 30 Year, Single Family,
63	7.000%, 06/15/24	73
33	8.000%, 10/15/27	40
32	9.000%, 11/15/24	37

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

209	9.500%, 07/15/25	245

	Total Mortgage Pass-Through Securities (Cost $70,347)	72,888

SHARES

Short-Term Investment — 8.7%
	Investment Company — 8.7%
36,899	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.072% (b) (l) (Cost $36,899)	36,899

	Total Investments — 100.0% (Cost $466,049)	421,897
	Liabilities in Excess of Other Assets — 0.0% (g)	(49)

	NET ASSETS — 100.0%	$421,848

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2011.
CMO	— Collateralized Mortgage Obligation
FHA	— Federal Housing Administration
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2011. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	— Real Estate Mortgage Investment Conduits
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2011.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2011.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,257,000 which amounts to 0.5% of total investments.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of August 31, 2011.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	11

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$384,998
Investments in affiliates, at value	36,899

Total investment securities, at value	421,897
Receivables:
Fund shares sold	199
Interest from non-affiliates	1,015
Dividends from affiliates	2

Total Assets	423,113

LIABILITIES:
Payables:
Dividends	483
Fund shares redeemed	460
Accrued liabilities:
Investment advisory fees	48
Administration fees	6
Shareholder servicing fees	72
Distribution fees	52
Custodian and accounting fees	24
Trustees’ and Chief Compliance Officer’s fees	2
Other	118

Total Liabilities	1,265

Net Assets	$421,848

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

Limited Duration Bond Fund
NET ASSETS:
Paid in capital	$552,858
Accumulated undistributed (distributions in excess of) net investment income	(616)
Accumulated net realized gains (losses)	(86,242)
Net unrealized appreciation (depreciation)	(44,152)

Total Net Assets	$421,848

Net Assets:
Class A	$60,411
Class B	522
Class C	59,581
Class R6	3,831
Select Class	297,503

Total	$421,848

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	6,411
Class B	56
Class C	6,386
Class R6	406
Select Class	31,575

Net Asset Value:
Class A — Redemption price per share	$9.42
Class B — Offering price per share (a)	9.35
Class C — Offering price per share (a)	9.33
Class R6 — Offering and redemption price per share	9.43
Select Class — Offering and redemption price per share	9.42
Class A maximum sales charge	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.64

Cost of investments in non-affiliates	$429,150
Cost of investments in affiliates	36,899

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	13

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (Unaudited)

(Amounts in thousands)

Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5,341
Dividend income from affiliates	27

Total investment income	5,368

EXPENSES:
Investment advisory fees	529
Administration fees	187
Distribution fees:
Class A	81
Class B	2
Class C	240
Shareholder servicing fees:
Class A	81
Class B	1
Class C	80
Select Class	362
Custodian and accounting fees	36
Professional fees	24
Trustees’ and Chief Compliance Officer’s fees	2
Printing and mailing costs	32
Registration and filing fees	21
Transfer agent fees	88
Other	5

Total expenses	1,771

Less amounts waived	(559)
Less earnings credits	— (a)

Net expenses	1,212

Net investment income (loss)	4,156

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	6

Change in net unrealized appreciation (depreciation) of
investments in non-affiliates	(2,255)

Net realized/unrealized gains (losses)	(2,249)

Change in net assets resulting from operations	$1,907

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Limited Duration Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,156	$8,638
Net realized gain (loss)	6	(2,518)
Change in net unrealized appreciation (depreciation)	(2,255)	24,133

Change in net assets resulting from operations	1,907	30,253

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(538)	(1,704)
Class B
From net investment income	(3)	(24)
Class C
From net investment income	(382)	(1,262)
Class R6 (a)
From net investment income	(42)	(40)
Select Class
From net investment income	(2,819)	(5,612)

Total distributions to shareholders	(3,784)	(8,642)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	26,432	48,768

NET ASSETS:
Change in net assets	24,555	70,379
Beginning of period	397,293	326,914

End of period	$421,848	$397,293

Accumulated undistributed (distributions in excess of) net investment income	$(616)	$(988)

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Limited Duration Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,609	$38,234
Dividends and distributions reinvested	410	1,296
Cost of shares redeemed	(18,840)	(49,142)

Change in net assets from Class A capital transactions	$(8,821)	$(9,612)

Class B
Proceeds from shares issued	$143	$120
Dividends and distributions reinvested	3	20
Cost of shares redeemed	(443)	(1,253)

Change in net assets from Class B capital transactions	$(297)	$(1,113)

Class C
Proceeds from shares issued	$5,864	$18,131
Dividends and distributions reinvested	341	1,099
Cost of shares redeemed	(13,029)	(22,525)

Change in net assets from Class C capital transactions	$(6,824)	$(3,295)

Class R6 (a)
Proceeds from shares issued	$147	$2,715
Dividends and distributions reinvested	29	5
Cost of shares redeemed	(201)	(180)

Change in net assets from Class R6 capital transactions	$(25)	$2,540

Select Class
Proceeds from shares issued	$61,279	$105,331
Dividends and distributions reinvested	598	1,549
Cost of shares redeemed	(19,478)	(46,632)

Change in net assets from Select Class capital transactions	$42,399	$60,248

Total change in net assets from capital transactions	$26,432	$48,768

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Limited Duration Bond Fund
	Six Months Ended 8/31/2011 (Unaudited)	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	1,015	4,141
Reinvested	43	140
Redeemed	(1,988)	(5,310)

Change in Class A Shares	(930)	(1,029)

Class B
Issued	15	13
Reinvested	1	2
Redeemed	(47)	(137)

Change in Class B Shares	(31)	(122)

Class C
Issued	625	1,981
Reinvested	36	120
Redeemed	(1,390)	(2,449)

Change in Class C Shares	(729)	(348)

Class R6 (a)
Issued	15	287
Reinvested	3	— (b)
Redeemed	(21)	(19)

Change in Class R6 Shares	(3)	268

Select Class
Issued	6,462	11,348
Reinvested	63	168
Redeemed	(2,059)	(5,017)

Change in Select Class Shares	4,466	6,499

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.
(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	17

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2011 (Unaudited)	$9.46	$0.09	(e)	$(0.05)	$0.04	$(0.08)
Year Ended February 28, 2011	8.90	0.21	(e)	0.56	0.77	(0.21)
Year Ended February 28, 2010	7.80	0.24	(e)	1.11	1.35	(0.25)
Year Ended February 28, 2009	9.31	0.36	(e)	(1.50)	(1.14)	(0.37)
Year Ended February 29, 2008	9.77	0.46		(0.46)	—	(0.46)
Year Ended February 28, 2007	9.74	0.45		0.03	0.48	(0.45)

Class B
Six Months Ended August 31, 2011 (Unaudited)	9.39	0.06	(e)	(0.04)	0.02	(0.06)
Year Ended February 28, 2011	8.83	0.17	(e)	0.56	0.73	(0.17)
Year Ended February 28, 2010	7.74	0.21	(e)	1.09	1.30	(0.21)
Year Ended February 28, 2009	9.24	0.31	(e)	(1.49)	(1.18)	(0.32)
Year Ended February 29, 2008	9.70	0.38		(0.43)	(0.05)	(0.41)
Year Ended February 28, 2007	9.67	0.38		0.05	0.43	(0.40)

Class C
Six Months Ended August 31, 2011 (Unaudited)	9.37	0.06	(e)	(0.04)	0.02	(0.06)
Year Ended February 28, 2011	8.82	0.17	(e)	0.55	0.72	(0.17)
Year Ended February 28, 2010	7.72	0.20	(e)	1.11	1.31	(0.21)
Year Ended February 28, 2009	9.23	0.31	(e)	(1.50)	(1.19)	(0.32)
Year Ended February 29, 2008	9.68	0.38		(0.42)	(0.04)	(0.41)
Year Ended February 28, 2007	9.66	0.38		0.04	0.42	(0.40)

Class R6 (f)
Six Months Ended August 31, 2011 (Unaudited)	9.47	0.11	(e)	(0.05)	0.06	(0.10)
Year Ended February 28, 2011	8.91	0.26	(e)	0.56	0.82	(0.26)
Year Ended February 28, 2010	7.80	0.31	(e)	1.09	1.40	(0.29)
Year Ended February 28, 2009	9.32	0.40	(e)	(1.51)	(1.11)	(0.41)
Year Ended February 29, 2008	9.77	0.50		(0.45)	0.05	(0.50)
Year Ended February 28, 2007	9.75	0.49		0.02	0.51	(0.49)

Select Class
Six Months Ended August 31, 2011 (Unaudited)	9.46	0.10	(e)	(0.05)	0.05	(0.09)
Year Ended February 28, 2011	8.90	0.24	(e)	0.56	0.80	(0.24)
Year Ended February 28, 2010	7.80	0.26	(e)	1.11	1.37	(0.27)
Year Ended February 28, 2009	9.31	0.38	(e)	(1.50)	(1.12)	(0.39)
Year Ended February 29, 2008	9.77	0.49		(0.47)	0.02	(0.48)
Year Ended February 28, 2007	9.74	0.47		0.03	0.50	(0.47)

(a)	Annualized for periods less than one year
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.42	0.42%	$60,411	0.67%	1.87%	0.94%	9%
9.46	8.78	69,464	0.67	2.32	0.95	28
8.90	17.61	74,529	0.67	2.88	0.98	23
7.80	(12.52)	52,560	0.70	4.12	0.95	—
9.31	(0.06)	104,590	0.70	4.70	0.91	15
9.77	5.03	121,385	0.70	4.53	0.91	26

9.35	0.17	522	1.18	1.38	1.44	9
9.39	8.29	820	1.17	1.82	1.45	28
8.83	17.01	1,845	1.17	2.58	1.49	23
7.74	(12.97)	6,423	1.20	3.62	1.44	—
9.24	(0.56)	18,797	1.20	4.20	1.41	15
9.70	4.54	32,930	1.20	4.04	1.41	26

9.33	0.18	59,581	1.17	1.37	1.44	9
9.37	8.20	66,659	1.17	1.82	1.45	28
8.82	17.22	65,806	1.17	2.41	1.48	23
7.72	(13.09)	65,241	1.20	3.63	1.44	—
9.23	(0.47)	145,000	1.20	4.20	1.41	15
9.68	4.45	242,277	1.20	4.04	1.41	26

9.43	0.67	3,831	0.22	2.31	0.43	9
9.47	9.25	3,873	0.22	2.78	0.45	28
8.91	18.26	1,253	0.23	3.92	0.51	23
7.80	(12.21)	137,474	0.25	4.56	0.44	—
9.32	0.51	573,714	0.25	5.15	0.41	15
9.77	5.37	648,283	0.25	5.01	0.41	26

9.42	0.55	297,503	0.42	2.11	0.68	9
9.46	9.05	256,477	0.42	2.57	0.70	28
8.90	17.91	183,481	0.42	3.14	0.73	23
7.80	(12.27)	179,116	0.45	4.37	0.70	—
9.31	0.18	352,600	0.45	4.95	0.66	15
9.77	5.29	565,561	0.45	4.79	0.66	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited)

1. Organization

JPMorgan Trust II (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Limited Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	Diversified

Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

Effective November 1, 2009, Class B Shares may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after six years. No sales charges are assessed with respect to the Class C, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$53,534	$748	$54,282
Collateralized Mortgage Obligations
Agency CMO	—	140,763	—	140,763
Non-Agency CMO	—	99,012	—	99,012

Total Collateralized Mortgage Obligations	—	239,775	—	239,775

Commercial Mortgage-Backed Securities	—	16,304	—	16,304
Corporate Bonds
Financials	—	240	1,509	1,749

Total Corporate Bonds	—	240	1,509	1,749

Mortgage Pass-Through Securities	—	72,888	—	72,888
Short-Term Investment
Investment Company	36,899	—	—	36,899

Total Investments in Securities	$36,899	$382,741	$2,257	$421,897

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/11
Investments in Securities
Asset-Backed Securities	$748	$—	$—	$—	$—	$—	$—	$—	$748
Corporate Bonds — Financials	1,509	—	—	—	—	—	—	—	1,509

Total	$2,257	$—	$—	$—	$—	$—	$—	$—	$2,257

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to zero.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The value and percentage of net assets of illiquid securities as of August 31, 2011 were approximately $2,257,000 and 0.5%, respectively.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIM supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.25% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2011, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C
0.25%	0.75%	0.75%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2011, the Distributor retained the following (amounts in thousands):

Front-end Sales Charge
$3

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Select Class
0.25%	0.25%	0.25%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”) provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class B	Class C	Class R6	Select Class
0.70%	1.20%	1.20%	0.25%	0.45%

Prior to July 1, 2011 the contractual expense limitation for Limited Duration Bond Fund was 0.44% for Class R6 Shares.

The contractual expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Fund’s service providers have voluntarily waived fees during the six months ended August 31, 2011. However, the Fund’s service providers are under no obligation to do so and may discontinue such waivers at any time.

For the six months ended August 31, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total
$214	$178	$105	$497

Voluntary Waivers
Investment Advisory	Administration	Total
$1	$1	$2

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in the money market funds for the six months ended August 31, 2011 was approximately $60,000.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officers’ fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2011 (Unaudited) (continued)

The Fund may use related party broker/dealers. For the six months ended August 31, 2011, the Fund did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$111,801	$31,330

During the six months ended August 31, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2011, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$466,049	$6,614	$50,766	$(44,152)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, pre-enactment net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.P. Morgan Investor Funds, which are affiliated funds and funds of funds, own, in the aggregate approximately 52% of the net assets of the Fund. Significant shareholder transactions, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Fund’s investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC (the “SEC Order”) and the New York Attorney General (“NYAG settlement”) in resolution of investigations into market timing of certain One Group mutual funds advised by BOIA. JPMIA was investment advisor to the Fund until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to the Fund. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which has been distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settlement, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland. The plaintiffs filed consolidated amended complaints, naming as defendants, BOIA, Bank One Corporation and JPMorgan, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates were also dismissed. On October 25, 2010, the court approved a settlement resolving all remaining claims in the litigation in Maryland.

The Fund will be reimbursed for all costs associated with these matters to ensure that it incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	25

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2011, and continued to hold your shares at the end of the reporting period, August 31, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2011	Ending Account Value, August 31, 2011	Expenses Paid During, March 1, 2011 to August 31, 2011*	Annualized Expense Ratio
Limited Duration Bond Fund
Class A
Actual	$1,000.00	$1,004.20	$3.38	0.67%
Hypothetical	1,000.00	1,021.77	3.40	0.67
Class B
Actual	1,000.00	1,001.70	5.94	1.18
Hypothetical	1,000.00	1,019.20	5.99	1.18
Class C
Actual	1,000.00	1,001.80	5.89	1.17
Hypothetical	1,000.00	1,019.25	5.94	1.17
Class R6
Actual	1,000.00	1,006.70	1.11	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22
Select Class
Actual	1,000.00	1,005.50	2.12	0.42
Hypothetical	1,000.00	1,023.03	2.14	0.42

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2011, at which the Trustees considered the continuation of the of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 25, 2011.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Fund’s performance compared to the performance of the Fund’s peers and benchmarks and analyses by the Advisor of the Fund’s performance. In addition, the Trustees have engaged an independent consultant to report on the performance of the Fund at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of the Fund in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s ongoing compliance processes and structures. The quality of the administrative services provided by JP Morgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Fund. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advi-

sory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Senior Officer

The Trustees noted that, upon their direction, the Senior Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreement, The Trustees considered the Senior Officer’s report.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2011

determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:

The Trustees noted the Fund’s performance was in the first, second and fourth quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2010, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class Shares were in the first and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2011	J.P. MORGAN INCOME FUNDS	29

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011 All rights reserved. August 2011.	SAN-LDB-811

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ PATRICIA A. MALESKI
Patricia A. Maleski
President and Principal Executive Officer
November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PATRICIA A. MALESKI
Patricia A. Maleski
President and Principal Executive Officer
November 7, 2011

By:	/s/ JOY C. DOWD
Joy C. Dowd
Treasurer and Principal Financial Officer
November 7, 2011